Schwab Strategic Trust
Schwab U.S. TIPS ETF

Portfolio Holdings as of September 30, 2024 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 10/15/25	334,494,982	328,079,472
0.63%, 01/15/26	314,126,973	308,206,415
2.00%, 01/15/26	150,445,079	150,207,071
0.13%, 04/15/26	258,343,593	251,138,230
0.13%, 07/15/26	316,628,327	308,755,908
0.13%, 10/15/26	357,534,205	347,646,149
0.38%, 01/15/27	293,840,611	285,633,734
2.38%, 01/15/27	145,547,159	147,989,053
0.13%, 04/15/27	365,241,625	351,630,670
0.38%, 07/15/27	324,681,776	315,784,736
1.63%, 10/15/27	366,254,482	368,779,635
0.50%, 01/15/28	331,973,922	321,599,737
1.75%, 01/15/28	137,579,510	138,753,773
1.25%, 04/15/28	361,511,876	358,207,433
3.63%, 04/15/28	140,852,944	151,009,763
0.75%, 07/15/28	288,173,800	281,926,281
2.38%, 10/15/28	372,172,940	386,703,677
0.88%, 01/15/29	247,856,949	242,120,416
2.50%, 01/15/29	126,925,440	132,458,596
2.13%, 04/15/29	386,023,918	396,948,696
3.88%, 04/15/29	163,445,019	180,488,630
0.25%, 07/15/29	292,842,610	278,017,453
0.13%, 01/15/30	330,796,748	308,810,395
0.13%, 07/15/30	364,963,645	339,573,011
0.13%, 01/15/31	379,115,019	348,608,107
0.13%, 07/15/31	387,068,791	354,356,941
0.13%, 01/15/32	422,957,580	382,528,782
3.38%, 04/15/32	58,829,182	66,520,638
0.63%, 07/15/32	438,540,156	410,814,481
1.13%, 01/15/33	427,987,630	413,108,375
1.38%, 07/15/33	418,350,713	412,549,364
1.75%, 01/15/34	441,488,733	446,731,412
1.88%, 07/15/34	311,301,813	319,047,876
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/40	75,694,640	79,084,637
2.13%, 02/15/41	111,354,100	116,662,993
0.75%, 02/15/42	179,921,826	150,276,895
0.63%, 02/15/43	141,302,800	113,630,082
1.38%, 02/15/44	194,293,454	177,425,594
0.75%, 02/15/45	213,978,741	171,312,550
1.00%, 02/15/46	110,181,602	91,949,990
0.88%, 02/15/47	134,879,024	108,414,284
1.00%, 02/15/48	97,759,802	80,441,806
1.00%, 02/15/49	90,865,786	74,261,484
0.25%, 02/15/50	138,957,897	92,393,431
0.13%, 02/15/51	139,647,110	88,343,162
0.13%, 02/15/52	162,146,966	101,021,993
1.50%, 02/15/53	154,883,179	140,205,579
2.13%, 02/15/54	150,169,293	156,378,442
Total Treasuries (Cost $12,353,009,915)		11,576,537,832

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (a)	74,893	74,893
Total Short-Term Investments (Cost $74,893)		74,893
Total Investments in Securities (Cost $12,353,084,808)		$11,576,612,725

(a)	The rate shown is the annualized 7-day yield.

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,576,537,832	$—	$11,576,537,832
Short-Term Investments[1]	74,893	—	—	74,893
Total	$74,893	$11,576,537,832	$—	$11,576,612,725

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2024 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.3% OF NET ASSETS
U.S. Treasury Bonds
6.00%, 02/15/26	18,448,000	19,033,147
6.75%, 08/15/26	11,750,000	12,437,329
6.50%, 11/15/26	13,166,000	14,018,704
6.63%, 02/15/27	5,099,000	5,471,665
6.38%, 08/15/27	10,148,000	10,937,245
U.S. Treasury Notes
4.25%, 10/15/25	107,160,000	107,494,875
0.25%, 10/31/25	133,853,000	128,679,268
3.00%, 10/31/25	44,909,000	44,473,944
5.00%, 10/31/25	135,445,000	136,952,883
2.25%, 11/15/25	152,458,000	149,733,409
4.50%, 11/15/25	105,367,000	106,058,471
0.38%, 11/30/25	133,835,000	128,570,474
2.88%, 11/30/25	63,983,000	63,253,194
4.88%, 11/30/25	141,926,000	143,500,492
4.00%, 12/15/25	105,620,000	105,799,472
0.38%, 12/31/25	147,036,000	140,878,867
2.63%, 12/31/25	57,808,000	56,949,912
4.25%, 12/31/25	152,639,000	153,357,476
3.88%, 01/15/26	105,280,000	105,349,912
0.38%, 01/31/26	158,062,000	151,066,522
2.63%, 01/31/26	66,264,000	65,263,569
4.25%, 01/31/26	157,836,000	158,693,001
1.63%, 02/15/26	141,616,000	137,533,477
4.00%, 02/15/26	106,169,000	106,465,527
0.50%, 02/28/26	155,161,000	148,215,122
2.50%, 02/28/26	68,876,000	67,667,980
4.63%, 02/28/26	170,576,000	172,491,649
4.63%, 03/15/26	105,133,000	106,408,149
0.75%, 03/31/26	147,289,000	140,888,257
2.25%, 03/31/26	69,456,000	67,944,790
4.50%, 03/31/26	173,788,000	175,627,709
3.75%, 04/15/26	107,677,000	107,685,413
0.75%, 04/30/26	149,986,000	143,163,395
2.38%, 04/30/26	50,549,000	49,506,427
4.88%, 04/30/26	183,780,000	186,938,719
1.63%, 05/15/26	135,868,000	131,412,485
3.63%, 05/15/26	103,144,000	103,007,012
0.75%, 05/31/26	147,975,000	140,963,529
2.13%, 05/31/26	62,167,000	60,589,755
4.88%, 05/31/26	182,728,000	186,107,753
4.13%, 06/15/26	108,113,000	108,856,277
0.88%, 06/30/26	138,455,000	131,927,063
1.88%, 06/30/26	64,750,000	62,775,884
4.63%, 06/30/26	181,479,000	184,279,165
4.50%, 07/15/26	105,867,000	107,349,552
0.63%, 07/31/26	149,171,000	141,185,107
1.88%, 07/31/26	55,110,000	53,366,285
4.38%, 07/31/26	183,761,000	185,989,821
1.50%, 08/15/26	142,717,000	137,169,991
4.38%, 08/15/26	111,040,000	112,454,026
0.75%, 08/31/26	160,289,000	151,742,341
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 08/31/26	60,331,000	57,811,710
3.75%, 08/31/26	184,792,000	185,066,301
4.63%, 09/15/26	108,493,000	110,459,436
0.88%, 09/30/26	150,880,000	142,929,332
1.63%, 09/30/26	46,712,000	44,924,718
3.50%, 09/30/26	176,000,000	175,511,875
4.63%, 10/15/26	119,304,000	121,587,554
1.13%, 10/31/26	151,681,000	144,096,950
1.63%, 10/31/26	61,658,000	59,191,680
2.00%, 11/15/26	139,176,000	134,576,669
4.63%, 11/15/26	124,818,000	127,324,112
1.25%, 11/30/26	157,539,000	149,834,358
1.63%, 11/30/26	57,654,000	55,271,269
4.38%, 12/15/26	133,727,000	135,873,945
1.25%, 12/31/26	152,256,000	144,601,567
1.75%, 12/31/26	62,170,000	59,709,914
4.00%, 01/15/27	139,706,000	140,884,769
1.50%, 01/31/27	207,340,000	197,653,334
2.25%, 02/15/27	116,566,000	113,005,274
4.13%, 02/15/27	142,897,000	144,565,993
1.13%, 02/28/27	35,592,000	33,576,047
1.88%, 02/28/27	141,493,000	135,910,660
4.25%, 03/15/27	146,872,000	149,172,612
0.63%, 03/31/27	62,923,000	58,508,558
2.50%, 03/31/27	134,023,000	130,609,602
4.50%, 04/15/27	154,935,000	158,330,255
0.50%, 04/30/27	88,380,000	81,723,881
2.75%, 04/30/27	126,755,000	124,170,387
2.38%, 05/15/27	144,346,000	139,987,428
4.50%, 05/15/27	153,632,000	157,118,726
0.50%, 05/31/27	81,604,000	75,270,127
2.63%, 05/31/27	129,598,000	126,469,424
4.63%, 06/15/27	150,267,000	154,346,515
0.50%, 06/30/27	99,468,000	91,529,987
3.25%, 06/30/27	126,438,000	125,390,935
4.38%, 07/15/27	156,966,000	160,270,870
0.38%, 07/31/27	117,429,000	107,415,425
2.75%, 07/31/27	124,515,000	121,762,052
2.25%, 08/15/27	116,854,000	112,654,559
3.75%, 08/15/27	155,444,000	156,203,003
0.50%, 08/31/27	99,568,000	91,182,507
3.13%, 08/31/27	119,928,000	118,471,062
3.38%, 09/15/27	150,000,000	149,244,141
0.38%, 09/30/27	122,000,000	111,034,297
4.13%, 09/30/27	112,000,000	113,815,625
Total Treasuries (Cost $10,915,408,243)		11,046,735,936

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (a)	23,964,395	23,964,395
Total Short-Term Investments (Cost $23,964,395)		23,964,395
Total Investments in Securities (Cost $10,939,372,638)		$11,070,700,331

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,046,735,936	$—	$11,046,735,936
Short-Term Investments[1]	23,964,395	—	—	23,964,395
Total	$23,964,395	$11,046,735,936	$—	$11,070,700,331

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2024 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.1% OF NET ASSETS
U.S. Treasury Bonds
6.13%, 11/15/27	16,544,000	17,802,249
5.50%, 08/15/28	9,026,000	9,684,616
5.25%, 11/15/28	16,493,000	17,566,334
5.25%, 02/15/29	9,192,000	9,848,007
6.13%, 08/15/29	8,516,000	9,483,031
6.25%, 05/15/30	13,262,000	15,041,491
5.38%, 02/15/31	16,614,000	18,307,200
U.S. Treasury Notes
2.25%, 11/15/27	91,122,000	87,580,344
0.63%, 11/30/27	103,143,000	94,117,987
3.88%, 11/30/27	82,645,000	83,381,057
0.63%, 12/31/27	106,509,000	96,977,276
3.88%, 12/31/27	81,208,000	81,994,703
0.75%, 01/31/28	118,701,000	108,263,658
3.50%, 01/31/28	87,995,000	87,816,260
2.75%, 02/15/28	120,107,000	116,963,575
1.13%, 02/29/28	117,749,000	108,563,658
4.00%, 02/29/28	84,640,000	85,813,719
1.25%, 03/31/28	109,293,000	101,014,909
3.63%, 03/31/28	86,727,000	86,923,491
1.25%, 04/30/28	117,226,000	108,131,827
3.50%, 04/30/28	85,030,000	84,840,676
2.88%, 05/15/28	120,466,000	117,604,932
1.25%, 05/31/28	111,432,000	102,582,732
3.63%, 05/31/28	83,764,000	83,907,969
1.25%, 06/30/28	107,188,000	98,504,098
4.00%, 06/30/28	83,927,000	85,195,740
1.00%, 07/31/28	108,303,000	98,369,584
4.13%, 07/31/28	79,953,000	81,530,198
2.88%, 08/15/28	120,528,000	117,472,427
1.13%, 08/31/28	105,875,000	96,457,915
4.38%, 08/31/28	83,608,000	86,034,592
1.25%, 09/30/28	108,742,000	99,388,489
4.63%, 09/30/28	84,371,000	87,656,855
1.38%, 10/31/28	104,640,000	95,949,976
4.88%, 10/31/28	91,693,000	96,191,688
3.13%, 11/15/28	108,718,000	106,840,916
1.50%, 11/30/28	104,969,000	96,600,183
4.38%, 11/30/28	99,825,000	102,901,637
1.38%, 12/31/28	96,070,000	87,825,243
3.75%, 12/31/28	102,985,000	103,697,044
1.75%, 01/31/29	94,799,000	87,907,557
4.00%, 01/31/29	108,576,000	110,437,909
2.63%, 02/15/29	109,110,000	104,928,871
1.88%, 02/28/29	89,719,000	83,543,810
4.25%, 02/28/29	116,230,000	119,485,348
2.38%, 03/31/29	80,984,000	76,950,617
4.13%, 03/31/29	118,469,000	121,185,457
2.88%, 04/30/29	79,638,000	77,283,080
4.63%, 04/30/29	125,180,000	130,749,532
2.38%, 05/15/29	88,525,000	84,029,590
2.75%, 05/31/29	69,014,000	66,558,072
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 05/31/29	117,224,000	121,931,276
3.25%, 06/30/29	71,356,000	70,335,833
4.25%, 06/30/29	118,606,000	122,099,318
2.63%, 07/31/29	63,723,000	61,039,665
4.00%, 07/31/29	118,583,000	120,857,385
1.63%, 08/15/29	82,635,000	75,604,570
3.13%, 08/31/29	63,993,000	62,675,644
3.63%, 08/31/29	119,984,000	120,373,011
3.50%, 09/30/29	125,000,000	124,643,555
3.88%, 09/30/29	64,246,000	65,079,190
4.00%, 10/31/29	56,178,000	57,235,727
1.75%, 11/15/29	57,739,000	52,910,125
3.88%, 11/30/29	62,948,000	63,786,487
3.88%, 12/31/29	62,043,000	62,864,585
3.50%, 01/31/30	63,342,000	63,042,610
1.50%, 02/15/30	102,118,000	91,702,762
4.00%, 02/28/30	61,735,000	62,928,704
3.63%, 03/31/30	62,643,000	62,699,281
3.50%, 04/30/30	62,292,000	61,963,507
0.63%, 05/15/30	141,590,000	120,263,006
3.75%, 05/31/30	63,186,000	63,620,404
3.75%, 06/30/30	63,697,000	64,122,476
4.00%, 07/31/30	55,678,000	56,774,161
0.63%, 08/15/30	180,370,000	152,039,228
4.13%, 08/31/30	61,871,000	63,502,364
4.63%, 09/30/30	65,831,000	69,346,273
4.88%, 10/31/30	70,257,000	74,996,603
0.88%, 11/15/30	190,091,000	161,837,241
4.38%, 11/30/30	70,431,000	73,281,255
3.75%, 12/31/30	72,628,000	73,073,414
4.00%, 01/31/31	71,744,000	73,170,472
1.13%, 02/15/31	186,820,000	160,716,284
4.25%, 02/28/31	76,542,000	79,173,131
4.13%, 03/31/31	77,721,000	79,852,256
4.63%, 04/30/31	80,263,000	84,809,147
1.63%, 05/15/31	181,412,000	159,968,536
4.63%, 05/31/31	79,295,000	83,798,709
4.25%, 06/30/31	77,243,000	79,988,748
4.13%, 07/31/31	77,879,000	80,075,432
1.25%, 08/15/31	201,368,000	171,996,590
3.75%, 08/31/31	73,576,000	73,984,117
3.63%, 09/30/31	80,000,000	79,856,250
1.38%, 11/15/31	195,453,000	167,448,250
1.88%, 02/15/32	189,164,000	167,099,794
2.88%, 05/15/32	179,888,000	170,120,645
2.75%, 08/15/32	177,124,000	165,569,427
4.13%, 11/15/32	174,562,000	179,607,933
3.50%, 02/15/33	176,618,000	173,596,177
3.38%, 05/15/33	177,005,000	172,151,192
3.88%, 08/15/33	193,092,000	194,721,214
4.50%, 11/15/33	203,720,000	215,195,167
4.00%, 02/15/34	210,872,000	214,545,787

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 05/15/34	211,733,000	221,806,860
3.88%, 08/15/34	143,482,000	144,524,487
Total Treasuries (Cost $10,119,899,627)		10,228,294,394

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (a)	20,887,387	20,887,387
Total Short-Term Investments (Cost $20,887,387)		20,887,387
Total Investments in Securities (Cost $10,140,787,014)		10,249,181,781

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$10,228,294,394	$—	$10,228,294,394
Short-Term Investments[1]	20,887,387	—	—	20,887,387
Total	$20,887,387	$10,228,294,394	$—	$10,249,181,781

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2024 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.1% OF NET ASSETS
U.S. Treasury Bonds
4.50%, 02/15/36	2,909,800	3,119,169
4.75%, 02/15/37	1,730,900	1,891,820
5.00%, 05/15/37	2,234,400	2,497,291
4.38%, 02/15/38	2,351,300	2,478,417
4.50%, 05/15/38	2,661,500	2,836,785
3.50%, 02/15/39	2,726,900	2,604,829
4.25%, 05/15/39	4,047,300	4,185,477
4.50%, 08/15/39	4,324,600	4,589,820
4.38%, 11/15/39	4,652,400	4,869,391
4.63%, 02/15/40	4,686,700	5,036,372
1.13%, 05/15/40	13,932,300	9,212,733
4.38%, 05/15/40	4,537,000	4,745,064
1.13%, 08/15/40	17,016,600	11,151,191
3.88%, 08/15/40	4,510,400	4,446,620
1.38%, 11/15/40	19,030,200	12,924,182
4.25%, 11/15/40	4,477,800	4,611,085
1.88%, 02/15/41	23,050,000	16,916,539
4.75%, 02/15/41	4,748,000	5,175,320
2.25%, 05/15/41	19,504,400	15,129,624
4.38%, 05/15/41	4,383,100	4,575,203
1.75%, 08/15/41	25,976,300	18,428,967
3.75%, 08/15/41	4,434,500	4,277,214
2.00%, 11/15/41	21,819,100	16,055,789
3.13%, 11/15/41	4,657,200	4,117,256
2.38%, 02/15/42	17,516,300	13,651,766
3.13%, 02/15/42	4,928,000	4,341,260
3.00%, 05/15/42	4,583,600	3,942,254
3.25%, 05/15/42	15,476,100	13,767,684
2.75%, 08/15/42	5,356,600	4,415,847
3.38%, 08/15/42	13,479,500	12,171,567
2.75%, 11/15/42	7,767,300	6,374,041
4.00%, 11/15/42	13,560,000	13,350,244
3.13%, 02/15/43	6,658,100	5,765,498
3.88%, 02/15/43	13,562,400	13,091,954
2.88%, 05/15/43	10,540,700	8,758,663
3.88%, 05/15/43	13,512,700	13,015,475
3.63%, 08/15/43	7,567,500	7,009,988
4.38%, 08/15/43	14,609,500	15,028,382
3.75%, 11/15/43	7,699,100	7,247,981
4.75%, 11/15/43	14,611,400	15,770,038
3.63%, 02/15/44	8,192,500	7,563,342
4.50%, 02/15/44	14,602,200	15,238,765
3.38%, 05/15/44	7,599,600	6,758,301
4.63%, 05/15/44	14,611,800	15,493,074
3.13%, 08/15/44	9,787,100	8,350,384
4.13%, 08/15/44	10,080,400	10,005,585
3.00%, 11/15/44	8,376,700	6,992,581
2.50%, 02/15/45	11,372,200	8,697,956
3.00%, 05/15/45	5,371,600	4,469,759
2.88%, 08/15/45	7,363,300	5,989,584
3.00%, 11/15/45	4,471,800	3,711,594
2.50%, 02/15/46	9,181,600	6,945,020
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	9,204,000	6,942,548
2.25%, 08/15/46	11,506,900	8,241,817
2.88%, 11/15/46	5,182,800	4,169,725
3.00%, 02/15/47	10,175,500	8,343,115
3.00%, 05/15/47	7,810,700	6,393,180
2.75%, 08/15/47	11,268,000	8,796,963
2.75%, 11/15/47	11,356,300	8,847,267
3.00%, 02/15/48	12,948,100	10,534,493
3.13%, 05/15/48	13,764,500	11,438,515
3.00%, 08/15/48	15,229,800	12,356,365
3.38%, 11/15/48	15,531,200	13,463,609
3.00%, 02/15/49	16,460,000	13,330,028
2.88%, 05/15/49	15,983,200	12,622,982
2.25%, 08/15/49	15,160,000	10,510,144
2.38%, 11/15/49	14,223,600	10,114,313
2.00%, 02/15/50	17,859,500	11,644,952
1.25%, 05/15/50	20,803,400	11,139,571
1.38%, 08/15/50	23,429,900	12,917,563
1.63%, 11/15/50	23,151,700	13,619,711
1.88%, 02/15/51	25,817,700	16,188,505
2.38%, 05/15/51	25,883,300	18,271,992
2.00%, 08/15/51	25,720,300	16,573,518
1.88%, 11/15/51	24,000,600	14,957,249
2.25%, 02/15/52	21,921,600	14,956,354
2.88%, 05/15/52	20,720,500	16,234,836
3.00%, 08/15/52	19,713,600	15,850,966
4.00%, 11/15/52	19,823,800	19,298,779
3.63%, 02/15/53	19,699,200	17,918,577
3.63%, 05/15/53	19,786,600	18,015,081
4.13%, 08/15/53	21,908,000	21,827,557
4.75%, 11/15/53	22,959,400	25,370,137
4.25%, 02/15/54	24,003,000	24,471,809
4.63%, 05/15/54	24,004,800	26,045,208
4.25%, 08/15/54	16,338,000	16,690,288
Total Treasuries (Cost $885,729,191)		901,892,462

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (a)	3,507	3,507
Total Short-Term Investments (Cost $3,507)		3,507
Total Investments in Securities (Cost $885,732,698)		901,895,969

(a)	The rate shown is the annualized 7-day yield.

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$901,892,462	$—	$901,892,462
Short-Term Investments[1]	3,507	—	—	3,507
Total	$3,507	$901,892,462	$—	$901,895,969

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of September 30, 2024 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.2% OF NET ASSETS

Financial Institutions 7.9%
Banking 5.4%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	65,000	64,960
7.10%, 11/15/27 (a)	65,000	68,936
2.20%, 11/02/28 (a)	175,000	157,479
6.99%, 06/13/29 (a)(b)	400,000	423,120
6.85%, 01/03/30 (a)(b)	270,000	285,341
8.00%, 11/01/31	755,000	853,950
6.18%, 07/26/35 (a)(b)	250,000	256,105
American Express Co.
4.20%, 11/06/25 (a)	200,000	200,126
4.90%, 02/13/26 (a)	300,000	302,625
3.13%, 05/20/26 (a)	110,000	108,237
6.34%, 10/30/26 (a)(b)	400,000	408,072
1.65%, 11/04/26 (a)	250,000	237,800
2.55%, 03/04/27 (a)	575,000	555,157
5.65%, 04/23/27 (a)(b)	310,000	316,138
3.30%, 05/03/27 (a)	690,000	677,028
5.39%, 07/28/27 (a)(b)	410,000	418,446
5.85%, 11/05/27 (a)	500,000	525,480
5.10%, 02/16/28 (a)(b)	500,000	509,765
5.04%, 07/26/28 (a)(b)	250,000	255,600
4.05%, 05/03/29 (a)	315,000	315,715
5.28%, 07/27/29 (a)(b)	425,000	440,487
5.53%, 04/25/30 (a)(b)	315,000	330,246
6.49%, 10/30/31 (a)(b)	300,000	331,932
4.99%, 05/26/33 (a)(b)	150,000	151,773
4.42%, 08/03/33 (a)(b)	400,000	396,856
5.04%, 05/01/34 (a)(b)	305,000	313,073
5.63%, 07/28/34 (a)(b)	150,000	157,049
5.92%, 04/25/35 (a)(b)	205,000	219,047
5.28%, 07/26/35 (a)(b)	500,000	520,930
4.05%, 12/03/42	400,000	365,068
American Express Credit Corp.
3.30%, 05/03/27 (a)	150,000	148,106
Australia & New Zealand Banking Group Ltd.
5.67%, 10/03/25	275,000	278,977
3.70%, 11/16/25	350,000	348,215
5.09%, 12/08/25	420,000	424,796
5.00%, 03/18/26	400,000	405,196
4.75%, 01/18/27	250,000	254,150
4.90%, 07/16/27	250,000	256,370
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	209,204
7.88%, 11/15/34 (a)(b)	200,000	229,762
6.03%, 03/13/35 (a)(b)	400,000	424,656
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Banco Santander SA
5.18%, 11/19/25	600,000	601,650
1.85%, 03/25/26	200,000	192,332
4.25%, 04/11/27	600,000	597,636
5.29%, 08/18/27	600,000	614,064
1.72%, 09/14/27 (a)(b)	400,000	379,096
6.53%, 11/07/27 (a)(b)	200,000	208,798
3.80%, 02/23/28	600,000	587,052
4.18%, 03/24/28 (a)(b)	400,000	396,500
4.38%, 04/12/28	600,000	597,822
5.59%, 08/08/28	600,000	625,434
6.61%, 11/07/28	400,000	434,192
3.31%, 06/27/29	600,000	574,146
3.49%, 05/28/30	600,000	566,700
2.75%, 12/03/30	400,000	353,768
2.96%, 03/25/31	400,000	363,044
5.44%, 07/15/31	400,000	419,052
3.23%, 11/22/32 (a)(b)	400,000	354,308
6.92%, 08/08/33	400,000	442,608
6.94%, 11/07/33	400,000	463,904
6.35%, 03/14/34	400,000	428,312
Bank of America Corp.
4.45%, 03/03/26	565,000	565,847
3.50%, 04/19/26	850,000	842,061
6.22%, 09/15/26	185,000	192,189
4.25%, 10/22/26	525,000	524,748
1.20%, 10/24/26 (a)(b)	720,000	695,354
5.08%, 01/20/27 (a)(b)	850,000	857,216
1.66%, 03/11/27 (a)(b)	900,000	865,242
3.56%, 04/23/27 (a)(b)	850,000	840,140
1.73%, 07/22/27 (a)(b)	1,700,000	1,623,789
5.93%, 09/15/27 (a)(b)	250,000	257,588
3.25%, 10/21/27 (a)	800,000	782,320
4.18%, 11/25/27 (a)	650,000	648,687
3.82%, 01/20/28 (a)(b)	740,000	732,134
2.55%, 02/04/28 (a)(b)	635,000	610,159
3.71%, 04/24/28 (a)(b)	600,000	591,462
4.38%, 04/27/28 (a)(b)	685,000	686,391
3.59%, 07/21/28 (a)(b)	675,000	662,782
4.95%, 07/22/28 (a)(b)	900,000	916,020
6.20%, 11/10/28 (a)(b)	600,000	633,606
3.42%, 12/20/28 (a)(b)	1,750,000	1,703,222
3.97%, 03/05/29 (a)(b)	810,000	800,499
5.20%, 04/25/29 (a)(b)	1,035,000	1,064,353
2.09%, 06/14/29 (a)(b)	900,000	831,519
4.27%, 07/23/29 (a)(b)	850,000	848,121
5.82%, 09/15/29 (a)(b)	750,000	789,457
3.97%, 02/07/30 (a)(b)	900,000	884,241
3.19%, 07/23/30 (a)(b)	715,000	677,169
2.88%, 10/22/30 (a)(b)	845,000	785,706
2.50%, 02/13/31 (a)(b)	1,040,000	942,968
2.59%, 04/29/31 (a)(b)	800,000	726,784
1.90%, 07/23/31 (a)(b)	845,000	733,984
1.92%, 10/24/31 (a)(b)	750,000	647,115

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 03/11/32 (a)(b)	725,000	647,273
2.69%, 04/22/32 (a)(b)	1,450,000	1,293,951
2.30%, 07/21/32 (a)(b)	1,075,000	931,208
2.57%, 10/20/32 (a)(b)	1,100,000	964,986
2.97%, 02/04/33 (a)(b)	1,225,000	1,097,943
4.57%, 04/27/33 (a)(b)	1,000,000	994,930
5.02%, 07/22/33 (a)(b)	1,300,000	1,334,268
5.29%, 04/25/34 (a)(b)	1,000,000	1,039,480
5.87%, 09/15/34 (a)(b)	1,085,000	1,171,518
5.47%, 01/23/35 (a)(b)	1,500,000	1,578,765
5.43%, 08/15/35 (a)(b)	400,000	410,604
2.48%, 09/21/36 (a)(b)	770,000	650,196
6.11%, 01/29/37	525,000	580,267
3.85%, 03/08/37 (a)(b)	825,000	762,679
4.24%, 04/24/38 (a)(b)	600,000	569,250
7.75%, 05/14/38	500,000	632,015
4.08%, 04/23/40 (a)(b)	400,000	365,948
2.68%, 06/19/41 (a)(b)	1,600,000	1,204,272
5.88%, 02/07/42	450,000	503,631
3.31%, 04/22/42 (a)(b)	1,020,000	830,280
5.00%, 01/21/44	600,000	611,142
4.88%, 04/01/44	190,000	190,543
4.75%, 04/21/45	170,000	163,399
4.44%, 01/20/48 (a)(b)	575,000	531,858
3.95%, 01/23/49 (a)(b)	400,000	342,572
4.33%, 03/15/50 (a)(b)	940,000	854,516
4.08%, 03/20/51 (a)(b)	1,550,000	1,348,639
2.83%, 10/24/51 (a)(b)	250,000	173,068
3.48%, 03/13/52 (a)(b)	175,000	137,793
2.97%, 07/21/52 (a)(b)	600,000	426,390
Bank of America NA
5.53%, 08/18/26 (a)	300,000	308,055
6.00%, 10/15/36	380,000	421,276
Bank of Montreal
5.30%, 06/05/26	350,000	356,675
1.25%, 09/15/26	600,000	568,314
5.27%, 12/11/26	570,000	583,600
0.95%, 01/22/27 (a)(b)	375,000	358,429
2.65%, 03/08/27	305,000	295,011
5.37%, 06/04/27	135,000	139,620
4.70%, 09/14/27 (a)	300,000	305,310
5.20%, 02/01/28 (a)	350,000	360,994
5.72%, 09/25/28 (a)	240,000	253,073
5.51%, 06/04/31 (a)	220,000	231,878
3.80%, 12/15/32 (a)(b)	404,000	392,963
3.09%, 01/10/37 (a)(b)	350,000	303,419
Bank of New York Mellon Corp.
3.95%, 11/18/25 (a)	240,000	239,189
0.75%, 01/28/26 (a)	150,000	143,535
2.80%, 05/04/26 (a)	250,000	245,250
2.45%, 08/17/26 (a)	350,000	340,883
1.05%, 10/15/26 (a)	150,000	141,575
2.05%, 01/26/27 (a)	250,000	239,520
4.95%, 04/26/27 (a)(b)	400,000	404,036
3.25%, 05/16/27 (a)	360,000	353,452
3.40%, 01/29/28 (a)	400,000	391,748
3.44%, 02/07/28 (a)(b)	225,000	221,695
3.85%, 04/28/28	310,000	308,227
3.99%, 06/13/28 (a)(b)	300,000	298,788
1.65%, 07/14/28 (a)	100,000	91,736
5.80%, 10/25/28 (a)(b)	400,000	419,492
3.00%, 10/30/28 (a)	310,000	295,861
4.54%, 02/01/29 (a)(b)	250,000	253,035
3.85%, 04/26/29 (a)	225,000	223,331
3.30%, 08/23/29 (a)	250,000	239,535
6.32%, 10/25/29 (a)(b)	265,000	285,196
4.98%, 03/14/30 (a)(b)	205,000	211,660
4.60%, 07/26/30 (a)(b)	150,000	152,258
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.80%, 07/28/31 (a)	300,000	257,883
4.29%, 06/13/33 (a)(b)	340,000	333,795
5.83%, 10/25/33 (a)(b)	500,000	541,745
4.71%, 02/01/34 (a)(b)	100,000	100,715
4.97%, 04/26/34 (a)(b)	250,000	256,350
6.47%, 10/25/34 (a)(b)	300,000	339,387
5.19%, 03/14/35 (a)(b)	300,000	311,706
Bank of Nova Scotia
4.50%, 12/16/25	400,000	399,172
4.75%, 02/02/26	300,000	302,019
1.05%, 03/02/26	300,000	287,364
1.35%, 06/24/26	250,000	238,863
2.70%, 08/03/26	400,000	390,120
5.35%, 12/07/26	300,000	307,632
1.95%, 02/02/27	390,000	371,303
2.95%, 03/11/27	275,000	267,603
5.40%, 06/04/27	200,000	206,354
5.25%, 06/12/28	200,000	207,140
4.40%, 09/08/28 (a)(b)	300,000	301,176
5.45%, 08/01/29	200,000	209,386
4.85%, 02/01/30	200,000	204,716
2.15%, 08/01/31	240,000	208,066
2.45%, 02/02/32	325,000	283,498
5.65%, 02/01/34	270,000	289,281
4.59%, 05/04/37 (a)(b)	400,000	381,512
Bank OZK
2.75%, 10/01/31 (a)(b)	215,000	176,177
BankUnited, Inc.
4.88%, 11/17/25 (a)	190,000	189,272
5.13%, 06/11/30 (a)	140,000	137,442
Barclays PLC
4.38%, 01/12/26	750,000	748,957
5.20%, 05/12/26	605,000	609,174
7.33%, 11/02/26 (a)(b)	525,000	538,933
5.83%, 05/09/27 (a)(b)	570,000	581,149
6.50%, 09/13/27 (a)(b)	400,000	414,504
2.28%, 11/24/27 (a)(b)	400,000	381,564
4.34%, 01/10/28 (a)	400,000	397,632
5.67%, 03/12/28 (a)(b)	300,000	308,250
4.84%, 05/09/28 (a)	800,000	800,688
5.50%, 08/09/28 (a)(b)	500,000	513,060
4.84%, 09/10/28 (a)(b)	200,000	201,744
7.39%, 11/02/28 (a)(b)	430,000	464,606
4.97%, 05/16/29 (a)(b)	500,000	505,800
6.49%, 09/13/29 (a)(b)	330,000	352,325
5.69%, 03/12/30 (a)(b)	600,000	624,354
5.09%, 06/20/30 (a)(b)	450,000	451,791
4.94%, 09/10/30 (a)(b)	400,000	403,704
2.65%, 06/24/31 (a)(b)	400,000	357,780
2.67%, 03/10/32 (a)(b)	300,000	263,565
2.89%, 11/24/32 (a)(b)	550,000	482,592
5.75%, 08/09/33 (a)(b)	300,000	313,980
7.44%, 11/02/33 (a)(b)	525,000	606,406
6.22%, 05/09/34 (a)(b)	660,000	711,421
7.12%, 06/27/34 (a)(b)	410,000	456,793
6.69%, 09/13/34 (a)(b)	400,000	445,360
5.34%, 09/10/35 (a)(b)	500,000	505,975
3.56%, 09/23/35 (a)(b)	300,000	273,042
3.81%, 03/10/42 (a)(b)	360,000	297,425
3.33%, 11/24/42 (a)(b)	450,000	346,536
5.25%, 08/17/45	485,000	492,513
4.95%, 01/10/47	450,000	436,306
BPCE SA
3.38%, 12/02/26	250,000	245,880
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	300,000	289,701
1.25%, 06/22/26	100,000	95,329

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.62%, 07/17/26	50,000	51,275
5.93%, 10/02/26	300,000	310,080
3.45%, 04/07/27 (a)	300,000	294,882
5.24%, 06/28/27	25,000	25,689
5.00%, 04/28/28 (a)	400,000	409,896
5.99%, 10/03/28 (a)	250,000	265,770
5.26%, 04/08/29 (a)	280,000	291,049
4.63%, 09/11/30 (a)(b)	250,000	251,785
3.60%, 04/07/32 (a)	400,000	374,644
6.09%, 10/03/33 (a)	345,000	377,175
Capital One Financial Corp.
4.20%, 10/29/25 (a)	605,000	600,795
3.75%, 07/28/26 (a)	485,000	478,448
3.75%, 03/09/27 (a)	370,000	365,397
3.65%, 05/11/27 (a)	290,000	285,209
1.88%, 11/02/27 (a)(b)	420,000	399,181
3.80%, 01/31/28 (a)	590,000	577,740
4.93%, 05/10/28 (a)(b)	525,000	531,342
5.47%, 02/01/29 (a)(b)	250,000	256,385
6.31%, 06/08/29 (a)(b)	500,000	526,835
5.70%, 02/01/30 (a)(b)	250,000	259,145
3.27%, 03/01/30 (a)(b)	450,000	423,396
5.25%, 07/26/30 (a)(b)	125,000	127,335
5.46%, 07/26/30 (a)(b)	270,000	277,304
7.62%, 10/30/31 (a)(b)	500,000	568,625
2.36%, 07/29/32 (a)(b)	290,000	237,635
2.62%, 11/02/32 (a)(b)	450,000	384,773
5.27%, 05/10/33 (a)(b)	420,000	424,490
5.82%, 02/01/34 (a)(b)	275,000	286,459
6.38%, 06/08/34 (a)(b)	500,000	540,625
6.05%, 02/01/35 (a)(b)	200,000	211,900
5.88%, 07/26/35 (a)(b)	275,000	288,063
Citibank NA
5.44%, 04/30/26 (a)	500,000	510,025
4.93%, 08/06/26 (a)	400,000	406,056
5.49%, 12/04/26 (a)	725,000	746,090
5.80%, 09/29/28 (a)	965,000	1,021,819
4.84%, 08/06/29 (a)	410,000	419,680
5.57%, 04/30/34 (a)	750,000	800,482
Citigroup, Inc.
3.70%, 01/12/26	495,000	491,847
4.60%, 03/09/26	450,000	451,237
3.40%, 05/01/26	600,000	592,506
3.20%, 10/21/26 (a)	850,000	832,753
4.30%, 11/20/26	350,000	349,692
1.12%, 01/28/27 (a)(b)	750,000	717,645
1.46%, 06/09/27 (a)(b)	800,000	762,544
4.45%, 09/29/27	1,050,000	1,051,459
3.89%, 01/10/28 (a)(b)	840,000	831,785
6.63%, 01/15/28	160,000	171,496
3.07%, 02/24/28 (a)(b)	745,000	724,192
4.66%, 05/24/28 (a)(b)	325,000	327,600
3.67%, 07/24/28 (a)(b)	700,000	687,715
4.13%, 07/25/28	650,000	644,462
3.52%, 10/27/28 (a)(b)	700,000	683,627
4.08%, 04/23/29 (a)(b)	605,000	599,252
5.17%, 02/13/30 (a)(b)	850,000	872,797
3.98%, 03/20/30 (a)(b)	770,000	754,515
4.54%, 09/19/30 (a)(b)	750,000	751,207
2.98%, 11/05/30 (a)(b)	610,000	567,648
2.67%, 01/29/31 (a)(b)	625,000	569,600
4.41%, 03/31/31 (a)(b)	1,200,000	1,191,780
2.57%, 06/03/31 (a)(b)	1,050,000	945,252
2.56%, 05/01/32 (a)(b)	895,000	787,394
6.63%, 06/15/32	255,000	282,537
2.52%, 11/03/32 (a)(b)	475,000	412,305
3.06%, 01/25/33 (a)(b)	875,000	781,979
5.88%, 02/22/33	190,000	202,418
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.79%, 03/17/33 (a)(b)	765,000	717,371
4.91%, 05/24/33 (a)(b)	700,000	705,670
6.00%, 10/31/33	230,000	248,165
6.27%, 11/17/33 (a)(b)	700,000	769,706
6.17%, 05/25/34 (a)(b)	950,000	1,014,856
5.83%, 02/13/35 (a)(b)	655,000	684,010
5.45%, 06/11/35 (a)(b)	600,000	626,592
6.13%, 08/25/36	160,000	174,027
3.88%, 01/24/39 (a)(b)	310,000	276,880
8.13%, 07/15/39	550,000	730,389
5.41%, 09/19/39 (a)(b)	300,000	299,091
5.32%, 03/26/41 (a)(b)	375,000	384,615
5.88%, 01/30/42	260,000	285,873
2.90%, 11/03/42 (a)(b)	405,000	305,998
6.68%, 09/13/43	315,000	371,936
5.30%, 05/06/44	250,000	254,710
4.65%, 07/30/45	200,000	189,514
4.75%, 05/18/46	550,000	516,334
4.28%, 04/24/48 (a)(b)	430,000	382,636
4.65%, 07/23/48 (a)	750,000	709,215
Citizens Bank NA
3.75%, 02/18/26 (a)	265,000	261,743
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	150,000	149,150
2.85%, 07/27/26 (a)	205,000	198,707
5.84%, 01/23/30 (a)(b)	350,000	364,301
2.50%, 02/06/30 (a)	175,000	155,717
3.25%, 04/30/30 (a)	300,000	278,760
5.72%, 07/23/32 (a)(b)	350,000	363,608
2.64%, 09/30/32 (a)	145,000	120,064
6.65%, 04/25/35 (a)(b)	200,000	219,698
5.64%, 05/21/37 (a)(b)	125,000	124,150
Comerica Bank
5.33%, 08/25/33 (a)(b)	255,000	244,785
Comerica, Inc.
4.00%, 02/01/29 (a)	195,000	188,885
5.98%, 01/30/30 (a)(b)	350,000	360,829
Commonwealth Bank of Australia
5.32%, 03/13/26	300,000	305,589
Cooperatieve Rabobank UA
4.85%, 01/09/26	410,000	413,587
3.75%, 07/21/26	600,000	591,192
5.50%, 10/05/26	250,000	257,170
5.04%, 03/05/27	250,000	255,865
5.25%, 05/24/41	595,000	629,093
5.75%, 12/01/43	345,000	370,323
5.25%, 08/04/45	300,000	309,597
Credit Suisse USA LLC
7.13%, 07/15/32	175,000	202,169
Deutsche Bank AG
4.10%, 01/13/26	340,000	337,502
1.69%, 03/19/26	300,000	289,146
2.13%, 11/24/26 (a)(b)	650,000	629,765
7.15%, 07/13/27 (a)(b)	400,000	416,660
2.31%, 11/16/27 (a)(b)	510,000	485,260
2.55%, 01/07/28 (a)(b)	450,000	429,003
5.71%, 02/08/28 (a)(b)	205,000	209,422
6.72%, 01/18/29 (a)(b)	425,000	450,020
5.41%, 05/10/29	210,000	218,251
6.82%, 11/20/29 (a)(b)	325,000	349,801
5.00%, 09/11/30 (a)(b)	300,000	301,812
5.88%, 07/08/31 (a)(b)	150,000	154,310
3.55%, 09/18/31 (a)(b)	500,000	465,865
3.73%, 01/14/32 (a)(b)	415,000	373,185
3.04%, 05/28/32 (a)(b)	350,000	311,983
4.88%, 12/01/32 (a)(b)	275,000	271,519
3.74%, 01/07/33 (a)(b)	505,000	442,274

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.08%, 02/10/34 (a)(b)	350,000	377,780
5.40%, 09/11/35 (a)(b)	300,000	302,292
Discover Bank
4.65%, 09/13/28 (a)	400,000	400,176
2.70%, 02/06/30 (a)	300,000	270,276
Discover Financial Services
4.50%, 01/30/26 (a)	175,000	174,855
4.10%, 02/09/27 (a)	300,000	297,495
6.70%, 11/29/32 (a)	275,000	302,541
7.96%, 11/02/34 (a)(b)	325,000	382,281
Fifth Third Bancorp
2.55%, 05/05/27 (a)	300,000	287,610
1.71%, 11/01/27 (a)(b)	320,000	303,066
3.95%, 03/14/28 (a)	250,000	247,335
4.06%, 04/25/28 (a)(b)	100,000	98,943
6.36%, 10/27/28 (a)(b)	200,000	210,762
6.34%, 07/27/29 (a)(b)	500,000	531,655
4.77%, 07/28/30 (a)(b)	180,000	181,530
5.63%, 01/29/32 (a)(b)	300,000	313,746
4.34%, 04/25/33 (a)(b)	75,000	72,130
8.25%, 03/01/38	350,000	441,084
Fifth Third Bank NA
3.85%, 03/15/26 (a)	300,000	297,000
2.25%, 02/01/27 (a)	50,000	47,774
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	254,080
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	185,000	193,873
Goldman Sachs Bank USA
5.28%, 03/18/27 (a)(b)	825,000	835,939
5.41%, 05/21/27 (a)(b)	660,000	671,029
Goldman Sachs Capital I
6.35%, 02/15/34	370,000	399,570
Goldman Sachs Group, Inc.
4.25%, 10/21/25	700,000	697,627
3.75%, 02/25/26 (a)	475,000	471,974
3.50%, 11/16/26 (a)	900,000	886,617
1.09%, 12/09/26 (a)(b)	625,000	599,644
5.95%, 01/15/27	290,000	300,600
3.85%, 01/26/27 (a)	845,000	837,606
1.43%, 03/09/27 (a)(b)	900,000	861,273
4.39%, 06/15/27 (a)(b)	200,000	200,528
1.54%, 09/10/27 (a)(b)	800,000	758,408
1.95%, 10/21/27 (a)(b)	1,200,000	1,144,248
2.64%, 02/24/28 (a)(b)	975,000	937,531
3.62%, 03/15/28 (a)(b)	785,000	772,534
3.69%, 06/05/28 (a)(b)	750,000	738,382
4.48%, 08/23/28 (a)(b)	650,000	653,536
3.81%, 04/23/29 (a)(b)	810,000	794,448
4.22%, 05/01/29 (a)(b)	1,050,000	1,044,120
6.48%, 10/24/29 (a)(b)	750,000	807,982
2.60%, 02/07/30 (a)	600,000	550,908
3.80%, 03/15/30 (a)	700,000	681,114
5.73%, 04/25/30 (a)(b)	700,000	735,966
5.05%, 07/23/30 (a)(b)	400,000	410,488
1.99%, 01/27/32 (a)(b)	845,000	723,354
2.62%, 04/22/32 (a)(b)	850,000	751,816
2.38%, 07/21/32 (a)(b)	1,250,000	1,084,750
2.65%, 10/21/32 (a)(b)	1,000,000	879,360
6.13%, 02/15/33	430,000	480,267
3.10%, 02/24/33 (a)(b)	1,085,000	976,598
6.56%, 10/24/34 (a)(b)	345,000	389,909
5.85%, 04/25/35 (a)(b)	580,000	623,744
5.33%, 07/23/35 (a)(b)	850,000	881,254
6.45%, 05/01/36	295,000	331,695
6.75%, 10/01/37	1,520,000	1,750,690
4.02%, 10/31/38 (a)(b)	865,000	785,948
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.41%, 04/23/39 (a)(b)	385,000	363,598
6.25%, 02/01/41	750,000	853,147
3.21%, 04/22/42 (a)(b)	665,000	530,058
2.91%, 07/21/42 (a)(b)	450,000	342,720
3.44%, 02/24/43 (a)(b)	600,000	488,946
4.80%, 07/08/44 (a)	510,000	498,918
5.15%, 05/22/45	705,000	705,536
4.75%, 10/21/45 (a)	500,000	486,970
HSBC Bank USA NA
5.63%, 08/15/35	345,000	361,419
7.00%, 01/15/39	280,000	333,158
HSBC Holdings PLC
4.30%, 03/08/26	400,000	399,380
3.90%, 05/25/26	400,000	396,968
7.34%, 11/03/26 (a)(b)	400,000	411,572
4.38%, 11/23/26	400,000	398,500
5.89%, 08/14/27 (a)(b)	635,000	652,640
2.25%, 11/22/27 (a)(b)	300,000	286,416
4.04%, 03/13/28 (a)(b)	800,000	792,072
5.60%, 05/17/28 (a)(b)	600,000	616,680
4.76%, 06/09/28 (a)(b)	700,000	705,215
5.21%, 08/11/28 (a)(b)	700,000	714,462
2.01%, 09/22/28 (a)(b)	650,000	606,775
7.39%, 11/03/28 (a)(b)	690,000	747,070
6.16%, 03/09/29 (a)(b)	620,000	653,065
4.58%, 06/19/29 (a)(b)	910,000	911,147
2.21%, 08/17/29 (a)(b)	650,000	596,414
5.55%, 03/04/30 (a)(b)	450,000	467,550
4.95%, 03/31/30	800,000	820,320
3.97%, 05/22/30 (a)(b)	910,000	887,232
2.85%, 06/04/31 (a)(b)	480,000	437,184
2.36%, 08/18/31 (a)(b)	500,000	440,380
5.73%, 05/17/32 (a)(b)	400,000	421,680
2.80%, 05/24/32 (a)(b)	920,000	814,596
2.87%, 11/22/32 (a)(b)	525,000	462,063
4.76%, 03/29/33 (a)(b)	485,000	478,724
5.40%, 08/11/33 (a)(b)	765,000	793,045
8.11%, 11/03/33 (a)(b)	535,000	637,126
6.25%, 03/09/34 (a)(b)	680,000	743,050
6.55%, 06/20/34 (a)(b)	595,000	652,144
7.40%, 11/13/34 (a)(b)	210,000	241,269
5.72%, 03/04/35 (a)(b)	350,000	372,376
6.50%, 05/02/36	675,000	743,427
6.50%, 09/15/37	635,000	699,935
6.80%, 06/01/38	550,000	626,970
6.10%, 01/14/42	375,000	430,564
6.33%, 03/09/44 (a)(b)	705,000	796,981
5.25%, 03/14/44	500,000	497,230
HSBC USA, Inc.
5.29%, 03/04/27	200,000	205,044
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	450,000	451,008
2.55%, 02/04/30 (a)	325,000	293,839
5.02%, 05/17/33 (a)(b)	80,000	79,492
5.71%, 02/02/35 (a)(b)	275,000	286,696
2.49%, 08/15/36 (a)(b)	245,000	199,481
Huntington National Bank
4.55%, 05/17/28 (a)(b)	330,000	330,465
5.65%, 01/10/30 (a)	250,000	261,815
ING Groep NV
3.95%, 03/29/27	545,000	540,765
1.73%, 04/01/27 (a)(b)	520,000	499,101
6.08%, 09/11/27 (a)(b)	325,000	335,195
4.02%, 03/28/28 (a)(b)	400,000	397,060
4.55%, 10/02/28	325,000	327,496
4.05%, 04/09/29	255,000	252,180
5.34%, 03/19/30 (a)(b)	400,000	414,272

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.73%, 04/01/32 (a)(b)	250,000	223,253
4.25%, 03/28/33 (a)(b)	400,000	388,876
6.11%, 09/11/34 (a)(b)	275,000	300,215
5.55%, 03/19/35 (a)(b)	495,000	519,399
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	825,000	815,026
3.20%, 06/15/26 (a)	474,000	467,383
2.95%, 10/01/26 (a)	930,000	911,428
7.63%, 10/15/26	200,000	213,606
1.05%, 11/19/26 (a)(b)	850,000	817,198
4.13%, 12/15/26	600,000	600,006
3.96%, 01/29/27 (a)(b)	650,000	646,483
1.04%, 02/04/27 (a)(b)	650,000	621,465
1.58%, 04/22/27 (a)(b)	1,200,000	1,150,464
8.00%, 04/29/27	215,000	235,803
1.47%, 09/22/27 (a)(b)	950,000	900,334
4.25%, 10/01/27	493,000	496,599
6.07%, 10/22/27 (a)(b)	500,000	518,385
3.63%, 12/01/27 (a)	475,000	467,794
5.04%, 01/23/28 (a)(b)	1,000,000	1,017,190
3.78%, 02/01/28 (a)(b)	800,000	791,400
2.95%, 02/24/28 (a)(b)	500,000	485,005
5.57%, 04/22/28 (a)(b)	510,000	525,999
4.32%, 04/26/28 (a)(b)	755,000	756,880
3.54%, 05/01/28 (a)(b)	900,000	884,070
2.18%, 06/01/28 (a)(b)	500,000	474,350
4.98%, 07/22/28 (a)(b)	550,000	560,972
4.85%, 07/25/28 (a)(b)	1,000,000	1,018,590
3.51%, 01/23/29 (a)(b)	750,000	732,592
4.01%, 04/23/29 (a)(b)	750,000	742,575
2.07%, 06/01/29 (a)(b)	600,000	555,402
4.20%, 07/23/29 (a)(b)	925,000	922,105
5.30%, 07/24/29 (a)(b)	500,000	517,515
6.09%, 10/23/29 (a)(b)	545,000	581,068
4.45%, 12/05/29 (a)(b)	950,000	954,835
5.01%, 01/23/30 (a)(b)	650,000	666,978
5.58%, 04/22/30 (a)(b)	690,000	724,955
3.70%, 05/06/30 (a)(b)	710,000	690,972
4.57%, 06/14/30 (a)(b)	500,000	504,520
5.00%, 07/22/30 (a)(b)	750,000	770,842
8.75%, 09/01/30	245,000	296,994
2.74%, 10/15/30 (a)(b)	1,025,000	950,247
4.49%, 03/24/31 (a)(b)	875,000	880,101
2.52%, 04/22/31 (a)(b)	925,000	841,112
2.96%, 05/13/31 (a)(b)	950,000	875,225
1.76%, 11/19/31 (a)(b)	450,000	387,207
1.95%, 02/04/32 (a)(b)	925,000	795,176
2.58%, 04/22/32 (a)(b)	1,100,000	981,717
2.55%, 11/08/32 (a)(b)	750,000	660,180
2.96%, 01/25/33 (a)(b)	885,000	796,881
4.59%, 04/26/33 (a)(b)	700,000	700,560
4.91%, 07/25/33 (a)(b)	1,000,000	1,021,930
5.72%, 09/14/33 (a)(b)	780,000	825,568
5.35%, 06/01/34 (a)(b)	1,300,000	1,361,152
6.25%, 10/23/34 (a)(b)	900,000	1,001,673
5.34%, 01/23/35 (a)(b)	605,000	633,042
5.77%, 04/22/35 (a)(b)	850,000	916,436
5.29%, 07/22/35 (a)(b)	1,180,000	1,231,637
6.40%, 05/15/38	710,000	837,566
3.88%, 07/24/38 (a)(b)	750,000	685,770
5.50%, 10/15/40	350,000	375,050
3.11%, 04/22/41 (a)(b)	550,000	443,338
5.60%, 07/15/41	525,000	571,000
2.53%, 11/19/41 (a)(b)	500,000	369,340
5.40%, 01/06/42	350,000	373,583
3.16%, 04/22/42 (a)(b)	600,000	482,130
5.63%, 08/16/43	450,000	490,333
4.85%, 02/01/44	300,000	298,770
4.95%, 06/01/45	400,000	399,668
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.26%, 02/22/48 (a)(b)	675,000	613,163
4.03%, 07/24/48 (a)(b)	400,000	349,700
3.96%, 11/15/48 (a)(b)	1,000,000	864,050
3.90%, 01/23/49 (a)(b)	710,000	607,519
3.11%, 04/22/51 (a)(b)	775,000	573,322
3.33%, 04/22/52 (a)(b)	1,100,000	849,860
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	270,000	276,116
KeyBank NA
3.40%, 05/20/26	250,000	244,325
5.85%, 11/15/27 (a)	385,000	399,280
4.39%, 12/14/27	250,000	248,505
3.90%, 04/13/29	250,000	239,168
4.90%, 08/08/32	250,000	243,460
5.00%, 01/26/33 (a)	450,000	446,197
KeyCorp
4.15%, 10/29/25	255,000	253,720
2.25%, 04/06/27	135,000	127,891
4.10%, 04/30/28	250,000	246,313
2.55%, 10/01/29	230,000	208,617
4.79%, 06/01/33 (a)(b)	150,000	146,981
Lloyds Banking Group PLC
4.58%, 12/10/25	400,000	398,784
4.65%, 03/24/26	250,000	249,563
3.75%, 01/11/27	400,000	395,676
1.63%, 05/11/27 (a)(b)	300,000	286,833
5.99%, 08/07/27 (a)(b)	400,000	410,704
5.46%, 01/05/28 (a)(b)	500,000	511,395
3.75%, 03/18/28 (a)(b)	400,000	394,152
4.38%, 03/22/28	400,000	399,584
4.55%, 08/16/28	300,000	301,920
3.57%, 11/07/28 (a)(b)	595,000	579,911
5.87%, 03/06/29 (a)(b)	270,000	281,796
5.72%, 06/05/30 (a)(b)	400,000	419,404
4.98%, 08/11/33 (a)(b)	350,000	353,556
7.95%, 11/15/33 (a)(b)	355,000	415,577
5.68%, 01/05/35 (a)(b)	630,000	663,793
5.30%, 12/01/45	190,000	188,533
3.37%, 12/14/46 (a)(b)	370,000	276,142
4.34%, 01/09/48	425,000	361,386
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	10,000	10,016
7.41%, 10/30/29 (a)(b)	200,000	219,148
6.08%, 03/13/32 (a)(b)	250,000	264,505
5.05%, 01/27/34 (a)(b)	450,000	446,737
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (a)	350,000	349,790
3.40%, 08/17/27	300,000	291,771
4.70%, 01/27/28 (a)	500,000	502,650
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	750,000	745,440
2.76%, 09/13/26	200,000	194,708
3.68%, 02/22/27	400,000	396,376
1.54%, 07/20/27 (a)(b)	750,000	714,195
3.29%, 07/25/27	350,000	343,095
1.64%, 10/13/27 (a)(b)	300,000	284,502
2.34%, 01/19/28 (a)(b)	500,000	478,665
3.96%, 03/02/28	350,000	348,058
5.02%, 07/20/28 (a)(b)	400,000	408,272
5.35%, 09/13/28 (a)(b)	500,000	515,200
5.42%, 02/22/29 (a)(b)	350,000	362,033
3.74%, 03/07/29	550,000	541,343
3.20%, 07/18/29	500,000	476,465
2.56%, 02/25/30	400,000	364,900
2.05%, 07/17/30	550,000	484,214
5.48%, 02/22/31 (a)(b)	200,000	209,828
2.31%, 07/20/32 (a)(b)	815,000	706,597

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.49%, 10/13/32 (a)(b)	495,000	432,477
2.85%, 01/19/33 (a)(b)	375,000	333,709
4.32%, 04/19/33 (a)(b)	200,000	195,804
5.13%, 07/20/33 (a)(b)	400,000	412,896
5.44%, 02/22/34 (a)(b)	250,000	263,723
5.41%, 04/19/34 (a)(b)(c)	200,000	210,864
5.43%, 04/17/35 (a)(b)	240,000	252,631
4.29%, 07/26/38	200,000	192,744
4.15%, 03/07/39	355,000	334,201
3.75%, 07/18/39	535,000	479,114
Mizuho Financial Group, Inc.
2.84%, 09/13/26	350,000	341,492
3.66%, 02/28/27	300,000	296,049
1.23%, 05/22/27 (a)(b)	290,000	275,599
1.55%, 07/09/27 (a)(b)	250,000	238,060
3.17%, 09/11/27	500,000	485,470
4.02%, 03/05/28	300,000	297,783
5.67%, 05/27/29 (a)(b)	200,000	208,380
5.78%, 07/06/29 (a)(b)	500,000	522,900
4.25%, 09/11/29 (a)(b)	435,000	431,781
5.38%, 05/26/30 (a)(b)	270,000	280,284
3.15%, 07/16/30 (a)(b)	250,000	235,340
2.87%, 09/13/30 (a)(b)	200,000	184,874
2.59%, 05/25/31 (a)(b)	265,000	238,890
2.20%, 07/10/31 (a)(b)	400,000	351,872
1.98%, 09/08/31 (a)(b)	400,000	346,100
2.56%, 09/13/31	315,000	270,169
2.26%, 07/09/32 (a)(b)	250,000	214,345
5.67%, 09/13/33 (a)(b)	260,000	275,610
5.75%, 05/27/34 (a)(b)	200,000	213,330
5.75%, 07/06/34 (a)(b)	390,000	416,321
5.58%, 05/26/35 (a)(b)	205,000	216,517
5.59%, 07/10/35 (a)(b)	300,000	316,869
Morgan Stanley
5.00%, 11/24/25	550,000	552,893
3.88%, 01/27/26	885,000	881,310
3.13%, 07/27/26	950,000	933,384
6.25%, 08/09/26	200,000	207,438
4.35%, 09/08/26	675,000	676,883
6.14%, 10/16/26 (a)(b)	310,000	315,016
0.99%, 12/10/26 (a)(b)	700,000	670,796
3.63%, 01/20/27	900,000	891,963
5.05%, 01/28/27 (a)(b)	400,000	403,948
3.95%, 04/23/27	700,000	693,196
1.59%, 05/04/27 (a)(b)	1,050,000	1,005,312
1.51%, 07/20/27 (a)(b)	750,000	713,445
2.48%, 01/21/28 (a)(b)	775,000	744,511
5.65%, 04/13/28 (a)(b)	565,000	583,651
4.21%, 04/20/28 (a)(b)	875,000	873,757
3.59%, 07/22/28 (a)(b)	950,000	930,914
6.30%, 10/18/28 (a)(b)	600,000	634,686
3.77%, 01/24/29 (a)(b)	860,000	846,102
5.12%, 02/01/29 (a)(b)	650,000	666,627
5.16%, 04/20/29 (a)(b)	800,000	822,424
5.45%, 07/20/29 (a)(b)	750,000	779,415
6.41%, 11/01/29 (a)(b)	695,000	747,361
5.17%, 01/16/30 (a)(b)	600,000	618,828
4.43%, 01/23/30 (a)(b)	950,000	952,536
5.66%, 04/18/30 (a)(b)	835,000	878,896
5.04%, 07/19/30 (a)(b)	650,000	668,050
2.70%, 01/22/31 (a)(b)	1,000,000	916,620
3.62%, 04/01/31 (a)(b)	850,000	816,705
1.79%, 02/13/32 (a)(b)	850,000	720,026
7.25%, 04/01/32	300,000	356,586
1.93%, 04/28/32 (a)(b)	725,000	615,431
2.24%, 07/21/32 (a)(b)	1,025,000	882,822
2.51%, 10/20/32 (a)(b)	785,000	685,949
2.94%, 01/21/33 (a)(b)	750,000	671,002
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.89%, 07/20/33 (a)(b)	600,000	608,016
6.34%, 10/18/33 (a)(b)	945,000	1,051,284
5.25%, 04/21/34 (a)(b)	950,000	982,290
5.42%, 07/21/34 (a)(b)	810,000	846,037
6.63%, 11/01/34 (a)(b)	600,000	679,434
5.47%, 01/18/35 (a)(b)	670,000	700,820
5.83%, 04/19/35 (a)(b)	830,000	891,827
5.32%, 07/19/35 (a)(b)	1,000,000	1,039,140
2.48%, 09/16/36 (a)(b)	950,000	795,511
5.30%, 04/20/37 (a)(b)	600,000	605,106
5.95%, 01/19/38 (a)(b)	410,000	430,475
3.97%, 07/22/38 (a)(b)	625,000	567,837
5.94%, 02/07/39 (a)(b)	450,000	472,446
4.46%, 04/22/39 (a)(b)	200,000	191,952
3.22%, 04/22/42 (a)(b)	500,000	403,755
6.38%, 07/24/42	600,000	708,528
4.30%, 01/27/45	665,000	613,110
4.38%, 01/22/47	600,000	554,256
5.60%, 03/24/51 (a)(b)	560,000	614,208
2.80%, 01/25/52 (a)(b)	675,000	466,951
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	450,000	454,261
5.88%, 10/30/26 (a)	250,000	259,043
4.95%, 01/14/28 (a)(b)	325,000	329,982
5.50%, 05/26/28 (a)(b)	600,000	619,122
4.97%, 07/14/28 (a)(b)	300,000	306,528
National Australia Bank Ltd.
4.75%, 12/10/25	250,000	251,605
3.38%, 01/14/26	490,000	485,923
2.50%, 07/12/26	450,000	438,741
3.91%, 06/09/27	580,000	579,142
4.94%, 01/12/28	260,000	266,739
4.90%, 06/13/28	505,000	518,761
4.79%, 01/10/29	355,000	364,624
National Bank of Canada
5.60%, 07/02/27 (a)(b)	250,000	255,185
5.60%, 12/18/28	300,000	313,797
NatWest Group PLC
4.80%, 04/05/26	600,000	603,168
7.47%, 11/10/26 (a)(b)	200,000	205,970
5.85%, 03/02/27 (a)(b)	300,000	305,409
1.64%, 06/14/27 (a)(b)	650,000	619,957
5.58%, 03/01/28 (a)(b)	200,000	205,214
3.07%, 05/22/28 (a)(b)	380,000	367,445
5.52%, 09/30/28 (a)(b)	350,000	361,330
4.89%, 05/18/29 (a)(b)	510,000	515,513
5.81%, 09/13/29 (a)(b)	300,000	314,274
5.08%, 01/27/30 (a)(b)	825,000	840,799
4.45%, 05/08/30 (a)(b)	350,000	347,809
6.02%, 03/02/34 (a)(b)	300,000	324,741
6.48%, 06/01/34 (a)(b)	300,000	316,020
5.78%, 03/01/35 (a)(b)	400,000	425,764
3.03%, 11/28/35 (a)(b)	250,000	222,813
Northern Trust Corp.
3.95%, 10/30/25	280,000	279,051
4.00%, 05/10/27 (a)	150,000	150,228
3.65%, 08/03/28 (a)	300,000	296,883
3.15%, 05/03/29 (a)	150,000	144,737
1.95%, 05/01/30 (a)	325,000	289,660
3.38%, 05/08/32 (a)(b)	350,000	341,005
PNC Bank NA
3.10%, 10/25/27 (a)	400,000	388,144
3.25%, 01/22/28 (a)	250,000	242,145
4.05%, 07/26/28	300,000	298,164
2.70%, 10/22/29	300,000	275,262

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	350,000	340,655
1.15%, 08/13/26 (a)	200,000	189,408
4.76%, 01/26/27 (a)(b)	400,000	401,652
3.15%, 05/19/27 (a)	220,000	214,628
5.10%, 07/23/27 (a)(b)	250,000	253,740
6.62%, 10/20/27 (a)(b)	300,000	313,641
5.30%, 01/21/28 (a)(b)	250,000	255,890
5.35%, 12/02/28 (a)(b)	380,000	392,966
3.45%, 04/23/29 (a)	400,000	388,792
5.58%, 06/12/29 (a)(b)	580,000	603,745
2.55%, 01/22/30 (a)	600,000	550,626
5.49%, 05/14/30 (a)(b)	365,000	381,549
2.31%, 04/23/32 (a)(b)	300,000	261,876
4.63%, 06/06/33 (a)(b)	225,000	221,812
6.04%, 10/28/33 (a)(b)	450,000	486,706
5.07%, 01/24/34 (a)(b)	435,000	442,356
5.94%, 08/18/34 (a)(b)	250,000	269,823
6.88%, 10/20/34 (a)(b)	765,000	876,889
5.68%, 01/22/35 (a)(b)	400,000	424,532
5.40%, 07/23/35 (a)(b)	450,000	469,566
Regions Bank
6.45%, 06/26/37	250,000	269,560
Regions Financial Corp.
1.80%, 08/12/28 (a)	215,000	194,296
5.72%, 06/06/30 (a)(b)	200,000	207,318
7.38%, 12/10/37	75,000	86,255
Royal Bank of Canada
4.88%, 01/12/26	400,000	404,108
0.88%, 01/20/26	350,000	335,944
4.65%, 01/27/26	450,000	451,030
1.20%, 04/27/26	505,000	483,638
1.15%, 07/14/26	300,000	285,114
5.20%, 07/20/26	300,000	306,432
1.40%, 11/02/26	445,000	421,971
4.88%, 01/19/27	350,000	356,622
3.63%, 05/04/27	400,000	396,348
4.24%, 08/03/27	550,000	553,509
6.00%, 11/01/27	500,000	527,815
4.90%, 01/12/28	45,000	46,065
5.20%, 08/01/28	300,000	311,769
4.95%, 02/01/29	250,000	257,850
4.97%, 08/02/30 (a)(b)	400,000	410,644
2.30%, 11/03/31	350,000	306,586
3.88%, 05/04/32	350,000	338,163
5.00%, 02/01/33	500,000	517,855
5.00%, 05/02/33	300,000	310,584
5.15%, 02/01/34	445,000	462,974
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	300,000	291,975
6.12%, 05/31/27 (a)(b)	25,000	25,540
4.40%, 07/13/27 (a)	300,000	299,292
2.49%, 01/06/28 (a)(b)	335,000	317,724
6.50%, 03/09/29 (a)(b)	330,000	345,738
6.57%, 06/12/29 (a)(b)	135,000	141,738
6.17%, 01/09/30 (a)(b)	360,000	376,027
7.66%, 11/09/31 (a)(b)	200,000	225,058
6.34%, 05/31/35 (a)(b)	200,000	210,020
Santander U.K. Group Holdings PLC
6.83%, 11/21/26 (a)(b)	425,000	434,176
1.67%, 06/14/27 (a)(b)	400,000	380,596
2.47%, 01/11/28 (a)(b)	300,000	285,768
3.82%, 11/03/28 (a)(b)	425,000	415,862
2.90%, 03/15/32 (a)(b)	200,000	178,020
State Street Corp.
2.65%, 05/19/26	250,000	244,688
5.27%, 08/03/26 (a)	150,000	153,339
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 11/04/26 (a)(b)	60,000	60,824
1.68%, 11/18/27 (a)(b)	430,000	408,693
2.20%, 02/07/28 (a)(b)	75,000	71,778
5.82%, 11/04/28 (a)(b)	185,000	194,526
4.53%, 02/20/29 (a)(b)	300,000	302,985
5.68%, 11/21/29 (a)(b)	305,000	321,989
4.14%, 12/03/29 (a)(b)	345,000	344,276
2.40%, 01/24/30	305,000	281,658
2.20%, 03/03/31	200,000	177,072
3.15%, 03/30/31 (a)(b)	200,000	189,350
2.62%, 02/07/33 (a)(b)	315,000	278,202
4.42%, 05/13/33 (a)(b)	200,000	198,914
4.16%, 08/04/33 (a)(b)	250,000	243,688
4.82%, 01/26/34 (a)(b)	200,000	202,824
5.16%, 05/18/34 (a)(b)	25,000	26,026
3.03%, 11/01/34 (a)(b)	265,000	245,183
6.12%, 11/21/34 (a)(b)	100,000	109,166
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	550,000	557,689
3.78%, 03/09/26	550,000	546,304
5.88%, 07/13/26	250,000	256,905
2.63%, 07/14/26	700,000	681,254
1.40%, 09/17/26	600,000	568,770
3.01%, 10/19/26	400,000	390,512
3.45%, 01/11/27	300,000	295,197
2.17%, 01/14/27	300,000	286,638
3.36%, 07/12/27	600,000	587,550
5.52%, 01/13/28	500,000	518,715
3.54%, 01/17/28	400,000	390,932
5.80%, 07/13/28	300,000	315,567
3.94%, 07/19/28	150,000	148,472
5.72%, 09/14/28	200,000	210,054
1.90%, 09/17/28	710,000	648,145
4.31%, 10/16/28 (c)	250,000	251,520
5.32%, 07/09/29	220,000	228,998
3.04%, 07/16/29	750,000	706,972
3.20%, 09/17/29	50,000	47,216
2.72%, 09/27/29	200,000	184,896
5.71%, 01/13/30	400,000	423,872
2.75%, 01/15/30	450,000	413,883
2.13%, 07/08/30	450,000	397,184
2.14%, 09/23/30	375,000	328,860
2.22%, 09/17/31	375,000	323,081
5.77%, 01/13/33	600,000	645,516
5.81%, 09/14/33	520,000	563,883
5.56%, 07/09/34	500,000	531,275
2.30%, 01/12/41	230,000	165,096
2.93%, 09/17/41	360,000	276,664
3.05%, 01/14/42	50,000	39,801
6.18%, 07/13/43	180,000	205,911
5.84%, 07/09/44	380,000	410,035
Synchrony Financial
3.70%, 08/04/26 (a)	200,000	196,382
3.95%, 12/01/27 (a)	500,000	485,745
5.15%, 03/19/29 (a)	250,000	249,855
2.88%, 10/28/31 (a)	235,000	199,856
Synovus Bank
5.63%, 02/15/28 (a)	250,000	251,498
Toronto-Dominion Bank
0.75%, 01/06/26	375,000	359,426
5.10%, 01/09/26	315,000	318,572
1.20%, 06/03/26	365,000	348,104
5.53%, 07/17/26	500,000	512,875
1.25%, 09/10/26	500,000	474,605
1.95%, 01/12/27 (c)	250,000	239,658
2.80%, 03/10/27	370,000	358,933
4.11%, 06/08/27	400,000	400,128
4.69%, 09/15/27	650,000	660,543

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.16%, 01/10/28	450,000	463,657
5.52%, 07/17/28	300,000	313,887
4.99%, 04/05/29	250,000	257,730
2.00%, 09/10/31	300,000	260,142
3.63%, 09/15/31 (a)(b)	425,000	417,371
2.45%, 01/12/32	170,000	149,088
3.20%, 03/10/32	450,000	412,425
4.46%, 06/08/32	605,000	601,285
Truist Bank
4.05%, 11/03/25 (a)	220,000	219,377
3.30%, 05/15/26 (a)	300,000	294,729
3.80%, 10/30/26 (a)	260,000	257,174
2.25%, 03/11/30 (a)	500,000	441,105
Truist Financial Corp.
5.90%, 10/28/26 (a)(b)	250,000	253,395
1.27%, 03/02/27 (a)(b)	450,000	429,241
6.05%, 06/08/27 (a)(b)	600,000	616,092
1.13%, 08/03/27 (a)	300,000	275,847
4.12%, 06/06/28 (a)(b)	300,000	297,990
4.87%, 01/26/29 (a)(b)	400,000	404,380
3.88%, 03/19/29 (a)	200,000	195,328
1.89%, 06/07/29 (a)(b)	475,000	434,606
7.16%, 10/30/29 (a)(b)	420,000	460,727
5.44%, 01/24/30 (a)(b)	200,000	207,098
1.95%, 06/05/30 (a)	300,000	263,676
4.92%, 07/28/33 (a)(b)	380,000	373,027
6.12%, 10/28/33 (a)(b)	200,000	216,092
5.12%, 01/26/34 (a)(b)	400,000	404,640
5.87%, 06/08/34 (a)(b)	575,000	611,725
5.71%, 01/24/35 (a)(b)	500,000	527,350
U.S. Bancorp
3.95%, 11/17/25 (a)	375,000	374,085
3.10%, 04/27/26 (a)	145,000	142,413
2.38%, 07/22/26 (a)	400,000	389,256
5.73%, 10/21/26 (a)(b)	400,000	405,048
3.15%, 04/27/27 (a)	400,000	392,224
6.79%, 10/26/27 (a)(b)	300,000	315,120
2.22%, 01/27/28 (a)(b)	310,000	296,078
3.90%, 04/26/28 (a)	350,000	346,962
4.55%, 07/22/28 (a)(b)	600,000	604,644
4.65%, 02/01/29 (a)(b)	400,000	403,948
5.78%, 06/12/29 (a)(b)	505,000	529,351
3.00%, 07/30/29 (a)	125,000	117,478
5.38%, 01/23/30 (a)(b)	400,000	415,400
1.38%, 07/22/30 (a)	550,000	469,843
2.68%, 01/27/33 (a)(b)	250,000	219,120
4.97%, 07/22/33 (a)(b)	375,000	374,573
5.85%, 10/21/33 (a)(b)	630,000	672,134
4.84%, 02/01/34 (a)(b)	545,000	545,005
5.84%, 06/12/34 (a)(b)	525,000	561,262
5.68%, 01/23/35 (a)(b)	545,000	578,071
2.49%, 11/03/36 (a)(b)	400,000	338,004
UBS AG
1.25%, 06/01/26	250,000	238,440
1.25%, 08/07/26	350,000	332,343
5.00%, 07/09/27	460,000	470,336
7.50%, 02/15/28	750,000	823,965
5.65%, 09/11/28	400,000	419,788
4.50%, 06/26/48	400,000	380,900
UBS Group AG
4.55%, 04/17/26	655,000	656,762
4.88%, 05/15/45	510,000	498,948
Wachovia Corp.
7.57%, 08/01/26 (e)	100,000	105,486
5.50%, 08/01/35	255,000	265,692
Webster Financial Corp.
4.10%, 03/25/29 (a)	200,000	193,358
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wells Fargo & Co.
6.00%, 10/28/25 (a)	100,000	99,952
3.00%, 04/22/26	1,050,000	1,031,635
4.10%, 06/03/26	650,000	648,004
3.00%, 10/23/26	1,010,000	987,507
3.20%, 06/17/27 (a)(b)	750,000	736,110
4.30%, 07/22/27	700,000	701,645
3.53%, 03/24/28 (a)(b)	1,175,000	1,153,168
5.71%, 04/22/28 (a)(b)	700,000	723,156
3.58%, 05/22/28 (a)(b)	900,000	882,774
2.39%, 06/02/28 (a)(b)	970,000	922,460
4.81%, 07/25/28 (a)(b)	900,000	910,782
4.15%, 01/24/29 (a)	750,000	747,847
5.57%, 07/25/29 (a)(b)	1,325,000	1,379,153
6.30%, 10/23/29 (a)(b)	820,000	877,433
7.95%, 11/15/29	250,000	287,710
5.20%, 01/23/30 (a)(b)	750,000	773,355
2.88%, 10/30/30 (a)(b)	1,025,000	951,333
2.57%, 02/11/31 (a)(b)	850,000	772,420
4.48%, 04/04/31 (a)(b)	700,000	701,533
3.35%, 03/02/33 (a)(b)	1,295,000	1,185,106
4.90%, 07/25/33 (a)(b)	1,255,000	1,270,549
5.39%, 04/24/34 (a)(b)	1,025,000	1,064,831
5.56%, 07/25/34 (a)(b)	1,150,000	1,207,201
6.49%, 10/23/34 (a)(b)	955,000	1,067,852
5.50%, 01/23/35 (a)(b)	810,000	849,836
5.38%, 02/07/35	125,000	132,159
3.07%, 04/30/41 (a)(b)	1,165,000	919,802
5.38%, 11/02/43	655,000	658,733
5.61%, 01/15/44	750,000	772,837
4.65%, 11/04/44	550,000	502,540
3.90%, 05/01/45	605,000	518,709
4.90%, 11/17/45	700,000	657,461
4.40%, 06/14/46	600,000	524,808
4.75%, 12/07/46	460,000	422,142
5.01%, 04/04/51 (a)(b)	1,550,000	1,522,084
4.61%, 04/25/53 (a)(b)	975,000	903,747
5.95%, 12/01/86	150,000	158,145
Wells Fargo Bank NA
4.81%, 01/15/26 (a)	550,000	554,229
5.45%, 08/07/26 (a)	625,000	640,200
5.25%, 12/11/26 (a)	670,000	686,978
5.95%, 08/26/36	255,000	278,763
5.85%, 02/01/37	150,000	161,946
6.60%, 01/15/38	340,000	393,203
Westpac Banking Corp.
5.51%, 11/17/25	250,000	253,783
5.20%, 04/16/26	295,000	300,404
2.85%, 05/13/26	575,000	564,638
1.15%, 06/03/26	415,000	395,881
2.70%, 08/19/26	300,000	293,286
3.35%, 03/08/27	375,000	369,941
5.46%, 11/18/27	350,000	364,648
3.40%, 01/25/28	615,000	602,928
5.54%, 11/17/28	300,000	317,259
1.95%, 11/20/28	235,000	216,487
5.05%, 04/16/29	225,000	233,852
2.65%, 01/16/30	250,000	232,483
2.15%, 06/03/31	375,000	329,749
4.32%, 11/23/31 (a)(b)	550,000	546,150
5.41%, 08/10/33 (a)(b)	250,000	256,318
6.82%, 11/17/33	205,000	232,279
4.11%, 07/24/34 (a)(b)	280,000	270,810
2.67%, 11/15/35 (a)(b)	415,000	362,411
3.02%, 11/18/36 (a)(b)	300,000	260,781
4.42%, 07/24/39	255,000	241,811
2.96%, 11/16/40 (c)	300,000	227,142
3.13%, 11/18/41	330,000	253,265

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wintrust Financial Corp.
4.85%, 06/06/29 (c)	215,000	206,017
Zions Bancorp NA
3.25%, 10/29/29 (a)	300,000	267,942
		455,936,028
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	185,000	171,941
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	200,000	195,584
5.70%, 12/15/28 (a)	175,000	185,339
5.15%, 05/15/33 (a)	300,000	312,678
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	150,000	167,219
5.80%, 05/21/54 (a)	200,000	213,500
ARES Management Corp.
6.38%, 11/10/28 (a)	200,000	215,300
BGC Group, Inc.
8.00%, 05/25/28 (a)	230,000	247,908
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	285,000	297,172
4.90%, 01/08/35 (a)	175,000	180,798
5.25%, 03/14/54 (a)	425,000	440,750
5.35%, 01/08/55 (a)	300,000	315,513
BlackRock, Inc.
3.20%, 03/15/27	360,000	354,910
3.25%, 04/30/29 (a)	400,000	388,480
2.40%, 04/30/30 (a)	450,000	412,011
1.90%, 01/28/31 (a)	550,000	480,634
2.10%, 02/25/32 (a)	200,000	173,016
Blue Owl Finance LLC
6.25%, 04/18/34 (a)(d)	300,000	314,598
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	150,000	162,483
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	300,000	257,037
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	350,000	260,466
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	310,000	305,945
4.85%, 03/29/29 (a)	350,000	356,814
4.35%, 04/15/30 (a)	250,000	248,035
2.72%, 04/15/31 (a)	50,000	44,901
6.35%, 01/05/34 (a)	175,000	192,831
5.68%, 01/15/35 (a)	100,000	104,949
4.70%, 09/20/47 (a)	310,000	287,981
3.50%, 03/30/51 (a)	210,000	158,143
3.63%, 02/15/52 (a)	180,000	135,828
5.97%, 03/04/54 (a)	100,000	108,746
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	197,898
1.63%, 12/15/30 (a)	235,000	202,107
3.00%, 03/16/32 (a)	100,000	90,815
Charles Schwab Corp.
3.45%, 02/13/26 (a)(f)	90,000	89,007
0.90%, 03/11/26 (a)(f)	350,000	333,553
1.15%, 05/13/26 (a)(f)	260,000	248,030
5.88%, 08/24/26 (a)(f)	250,000	257,320
3.20%, 03/02/27 (a)(f)	185,000	180,884
2.45%, 03/03/27 (a)(f)	400,000	384,212
3.30%, 04/01/27 (a)(f)	210,000	205,834
3.20%, 01/25/28 (a)(f)	175,000	170,002
2.00%, 03/20/28 (a)(f)	335,000	312,170
4.00%, 02/01/29 (a)(f)	170,000	169,318
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.64%, 05/19/29 (a)(b)(f)	325,000	339,547
3.25%, 05/22/29 (a)(f)	155,000	149,068
2.75%, 10/01/29 (a)(f)	125,000	116,556
6.20%, 11/17/29 (a)(b)(f)	350,000	374,181
4.63%, 03/22/30 (a)(f)	140,000	143,210
1.65%, 03/11/31 (a)(f)	215,000	182,266
2.30%, 05/13/31 (a)(f)	200,000	176,788
1.95%, 12/01/31 (a)(f)	235,000	200,380
2.90%, 03/03/32 (a)(f)	260,000	233,620
5.85%, 05/19/34 (a)(b)(f)	375,000	401,749
6.14%, 08/24/34 (a)(b)(f)	375,000	410,344
CI Financial Corp.
3.20%, 12/17/30 (a)	300,000	254,454
4.10%, 06/15/51 (a)	85,000	59,196
CME Group, Inc.
3.75%, 06/15/28 (a)	150,000	149,223
2.65%, 03/15/32 (a)	225,000	203,535
5.30%, 09/15/43 (a)	250,000	268,725
4.15%, 06/15/48 (a)	255,000	230,813
Eaton Vance Corp.
3.50%, 04/06/27 (a)	203,000	199,904
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	212,345
2.95%, 08/12/51 (a)	190,000	130,648
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)(d)	160,000	164,094
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (a)	375,000	372,919
3.10%, 09/15/27 (a)	200,000	194,946
4.00%, 09/15/27 (a)	450,000	450,769
3.63%, 09/01/28 (a)	290,000	284,043
3.75%, 09/21/28 (a)	200,000	197,386
4.35%, 06/15/29 (a)	275,000	277,398
2.10%, 06/15/30 (a)	375,000	334,612
5.25%, 06/15/31 (a)	200,000	210,558
1.85%, 09/15/32 (a)	300,000	248,859
4.60%, 03/15/33 (a)	500,000	505,795
2.65%, 09/15/40 (a)	350,000	264,425
4.25%, 09/21/48 (a)	330,000	293,311
3.00%, 06/15/50 (a)	360,000	257,692
4.95%, 06/15/52 (a)	555,000	553,762
3.00%, 09/15/60 (a)	500,000	334,340
5.20%, 06/15/62 (a)	225,000	229,957
Invesco Finance PLC
3.75%, 01/15/26	130,000	129,041
5.38%, 11/30/43	150,000	151,022
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)(d)	100,000	99,583
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	202,482
6.45%, 06/08/27	100,000	105,118
5.88%, 07/21/28 (a)	300,000	313,293
4.15%, 01/23/30	300,000	293,073
2.63%, 10/15/31 (a)	325,000	282,093
2.75%, 10/15/32 (a)	245,000	209,264
6.20%, 04/14/34 (a)	425,000	455,421
6.25%, 01/15/36	150,000	162,437
6.50%, 01/20/43	75,000	82,498
Lazard Group LLC
3.63%, 03/01/27 (a)	100,000	98,027
4.50%, 09/19/28 (a)	200,000	199,060
4.38%, 03/11/29 (a)	175,000	173,532
Legg Mason, Inc.
4.75%, 03/15/26	150,000	151,010
5.63%, 01/15/44	276,000	288,718

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	270,000	276,199
6.75%, 11/17/28 (a)	200,000	215,106
6.00%, 05/20/34 (a)	150,000	156,986
Nasdaq, Inc.
3.85%, 06/30/26 (a)	185,000	183,873
5.35%, 06/28/28 (a)	250,000	259,763
1.65%, 01/15/31 (a)	200,000	169,952
5.55%, 02/15/34 (a)	350,000	369,411
2.50%, 12/21/40 (a)	200,000	142,446
3.25%, 04/28/50 (a)	245,000	177,556
3.95%, 03/07/52 (a)	150,000	120,936
5.95%, 08/15/53 (a)	200,000	218,294
6.10%, 06/28/63 (a)	225,000	248,429
Nomura Holdings, Inc.
1.65%, 07/14/26	400,000	380,588
2.33%, 01/22/27	500,000	476,095
5.39%, 07/06/27	200,000	204,496
6.07%, 07/12/28	200,000	210,416
2.17%, 07/14/28	600,000	550,008
3.10%, 01/16/30	650,000	601,100
2.68%, 07/16/30	400,000	358,336
2.61%, 07/14/31	400,000	347,920
3.00%, 01/22/32	310,000	272,967
6.09%, 07/12/33 (c)	200,000	215,634
5.78%, 07/03/34	240,000	252,396
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	225,000	230,621
4.95%, 07/15/46	200,000	193,462
3.75%, 04/01/51 (a)	235,000	184,701
Stifel Financial Corp.
4.00%, 05/15/30 (a)	125,000	120,208
TPG Operating Group II LP
5.88%, 03/05/34 (a)	200,000	213,788
		30,891,437
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 10/01/25 (a)	210,000	209,588
1.75%, 01/30/26 (a)	400,000	385,592
4.45%, 04/03/26 (a)	150,000	149,720
2.45%, 10/29/26 (a)	1,200,000	1,153,008
6.10%, 01/15/27 (a)	300,000	310,959
6.45%, 04/15/27 (a)	150,000	157,257
3.65%, 07/21/27 (a)	350,000	343,374
4.63%, 10/15/27 (a)	200,000	201,226
3.88%, 01/23/28 (a)	300,000	295,080
5.75%, 06/06/28 (a)	190,000	198,138
3.00%, 10/29/28 (a)	1,050,000	992,260
5.10%, 01/19/29 (a)	200,000	204,776
4.63%, 09/10/29 (a)	350,000	350,420
6.15%, 09/30/30 (a)	270,000	290,793
3.30%, 01/30/32 (a)	1,185,000	1,068,775
3.40%, 10/29/33 (a)	475,000	421,064
5.30%, 01/19/34 (a)	150,000	153,701
4.95%, 09/10/34 (a)	300,000	298,608
3.85%, 10/29/41 (a)	460,000	386,073
6.95%, 03/10/55 (a)(b)	200,000	207,248
Air Lease Corp.
2.88%, 01/15/26 (a)	375,000	367,357
3.75%, 06/01/26 (a)	250,000	247,307
1.88%, 08/15/26 (a)	200,000	191,118
2.20%, 01/15/27 (a)	350,000	333,483
3.63%, 04/01/27 (a)	150,000	147,735
3.63%, 12/01/27 (a)	199,000	194,694
5.85%, 12/15/27 (a)	200,000	208,700
5.30%, 02/01/28 (a)	125,000	128,449
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 09/01/28 (a)	200,000	183,108
4.63%, 10/01/28 (a)	200,000	200,820
3.25%, 10/01/29 (a)	250,000	235,162
3.00%, 02/01/30 (a)	300,000	276,744
3.13%, 12/01/30 (a)	250,000	228,940
5.20%, 07/15/31 (a)	150,000	153,452
2.88%, 01/15/32 (a)	250,000	220,445
Aircastle Ltd.
4.25%, 06/15/26 (a)	200,000	198,638
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(d)	230,000	239,152
6.70%, 07/29/31 (a)(d)	150,000	154,434
Ares Capital Corp.
5.88%, 03/01/29 (a)	280,000	286,782
5.95%, 07/15/29 (a)	210,000	215,859
ARES Capital Corp.
3.88%, 01/15/26 (a)	390,000	384,501
2.15%, 07/15/26 (a)	335,000	318,709
7.00%, 01/15/27	335,000	348,805
2.88%, 06/15/27 (a)	160,000	151,459
2.88%, 06/15/28 (a)	350,000	322,973
3.20%, 11/15/31 (a)	300,000	260,721
Ares Strategic Income Fund
5.60%, 02/15/30 (a)(d)	200,000	198,464
ARES Strategic Income Fund
6.35%, 08/15/29 (a)(d)	225,000	230,087
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	100,000	96,421
2.55%, 10/13/26 (a)	100,000	94,735
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	95,455
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	150,000	144,891
6.95%, 05/30/29 (a)	75,000	76,535
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	310,000	293,155
3.25%, 03/15/27 (a)	300,000	285,939
7.30%, 11/27/28 (a)(d)	200,000	213,000
4.00%, 01/15/29 (a)	250,000	238,155
5.95%, 07/16/29 (a)(d)	150,000	152,703
5.25%, 04/01/30 (a)(d)	100,000	98,571
6.25%, 01/25/31 (a)(d)	100,000	102,780
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	250,000	245,020
2.75%, 09/16/26 (a)	200,000	191,292
2.13%, 02/15/27 (a)	200,000	186,764
2.85%, 09/30/28 (a)	200,000	182,628
Blue Owl Capital Corp.
4.25%, 01/15/26 (a)	150,000	148,340
3.40%, 07/15/26 (a)	275,000	266,296
8.45%, 11/15/26 (a)(d)	150,000	157,746
2.63%, 01/15/27 (a)	150,000	141,629
3.13%, 04/13/27 (a)	100,000	94,681
2.88%, 06/11/28 (a)	400,000	366,660
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	250,000	238,932
4.70%, 02/08/27 (a)	150,000	147,252
7.75%, 09/16/27 (a)	150,000	158,048
7.95%, 06/13/28 (a)	200,000	214,044
7.75%, 01/15/29 (a)	150,000	160,197
5.80%, 03/15/30 (a)(d)	250,000	247,732
6.65%, 03/15/31 (a)	250,000	255,765
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	93,285

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (a)(d)	235,000	236,182
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)(d)	110,000	112,845
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	250,000	243,800
2.63%, 01/15/27 (a)	140,000	131,779
3.25%, 07/15/27 (a)	125,000	118,460
3.13%, 10/12/28 (a)	410,000	372,710
7.88%, 01/15/29 (a)	100,000	107,618
6.88%, 08/15/29 (a)	175,000	182,192
GATX Corp.
3.85%, 03/30/27 (a)	235,000	231,823
3.50%, 03/15/28 (a)	150,000	145,130
4.55%, 11/07/28 (a)	105,000	105,707
4.70%, 04/01/29 (a)	255,000	257,402
4.00%, 06/30/30 (a)	95,000	92,238
1.90%, 06/01/31 (a)	125,000	104,595
3.50%, 06/01/32 (a)	125,000	114,740
5.45%, 09/15/33 (a)	100,000	103,686
6.05%, 03/15/34 (a)	150,000	161,733
6.90%, 05/01/34 (a)	150,000	171,040
5.20%, 03/15/44 (a)	200,000	193,380
3.10%, 06/01/51 (a)	150,000	102,344
6.05%, 06/05/54 (a)	100,000	108,261
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	125,000	121,920
6.38%, 03/11/27	100,000	103,197
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	189,976
2.05%, 02/15/27 (a)	160,000	147,923
7.05%, 12/05/28 (a)	100,000	105,512
6.00%, 07/15/29 (a)	150,000	152,715
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)(d)	150,000	149,489
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	225,000	214,400
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(d)	175,000	181,330
Main Street Capital Corp.
3.00%, 07/14/26 (a)	160,000	153,362
6.50%, 06/04/27 (a)	100,000	102,306
6.95%, 03/01/29 (a)	100,000	104,425
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	149,213
6.15%, 05/17/29 (a)(d)	100,000	101,357
New Mountain Finance Corp.
6.20%, 10/15/27	75,000	74,819
6.88%, 02/01/29 (a)	100,000	101,413
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	150,000	140,550
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)(d)	100,000	108,233
6.50%, 07/23/29 (a)(d)	115,000	116,868
Prospect Capital Corp.
3.71%, 01/22/26 (a)(c)	120,000	116,353
3.36%, 11/15/26 (a)	125,000	116,500
3.44%, 10/15/28 (a)(c)	85,000	74,124
Sixth Street Lending Partners
6.50%, 03/11/29 (a)(d)	215,000	220,659
5.75%, 01/15/30 (a)(d)	150,000	149,550
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)(c)	250,000	238,867
		26,627,135
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	92,523
ORIX Corp.
3.70%, 07/18/27	143,000	140,609
5.00%, 09/13/27	150,000	152,687
2.25%, 03/09/31	190,000	164,152
4.00%, 04/13/32	50,000	47,646
5.20%, 09/13/32	200,000	205,668
		803,285
Insurance 1.2%
ACE Capital Trust II
9.70%, 04/01/30	85,000	103,988
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	250,000	249,752
Aetna, Inc.
6.63%, 06/15/36	215,000	243,681
6.75%, 12/15/37	175,000	198,334
4.50%, 05/15/42 (a)	135,000	120,327
4.13%, 11/15/42 (a)	220,000	183,768
4.75%, 03/15/44 (a)	125,000	113,039
3.88%, 08/15/47 (a)	240,000	187,577
Aflac, Inc.
1.13%, 03/15/26 (a)	160,000	153,070
3.60%, 04/01/30 (a)	250,000	241,855
4.00%, 10/15/46 (a)	150,000	127,158
4.75%, 01/15/49 (a)	155,000	146,204
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	194,222
3.25%, 08/15/51 (a)	200,000	145,280
Allstate Corp.
0.75%, 12/15/25 (a)	200,000	191,756
3.28%, 12/15/26 (a)	165,000	162,248
1.45%, 12/15/30 (a)	215,000	180,544
5.35%, 06/01/33	104,000	109,009
5.55%, 05/09/35	200,000	213,600
5.95%, 04/01/36	200,000	220,986
4.50%, 06/15/43	100,000	92,422
4.20%, 12/15/46 (a)	276,000	242,204
3.85%, 08/10/49 (a)	150,000	123,047
6.50%, 05/15/67 (a)(b)	155,000	163,789
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	104,312
4.50%, 06/15/47 (a)	200,000	177,960
American International Group, Inc.
3.40%, 06/30/30 (a)	100,000	94,709
5.13%, 03/27/33 (a)	250,000	258,007
3.88%, 01/15/35 (a)	75,000	70,552
6.25%, 05/01/36	165,000	184,269
4.50%, 07/16/44 (a)	300,000	275,160
4.80%, 07/10/45 (a)	275,000	262,960
4.75%, 04/01/48 (a)	280,000	265,936
5.75%, 04/01/48 (a)(b)	335,000	337,325
4.38%, 06/30/50 (a)	300,000	269,067
American National Group, Inc.
5.00%, 06/15/27 (a)	125,000	125,850
Aon Corp.
8.21%, 01/01/27	150,000	161,906
4.50%, 12/15/28 (a)	100,000	100,715
3.75%, 05/02/29 (a)	100,000	97,669
2.80%, 05/15/30 (a)	335,000	308,575
6.25%, 09/30/40	150,000	165,293

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	150,000	145,608
2.05%, 08/23/31 (a)	200,000	171,318
5.00%, 09/12/32 (a)	155,000	159,072
5.35%, 02/28/33 (a)	200,000	209,140
2.90%, 08/23/51 (a)	185,000	122,986
3.90%, 02/28/52 (a)	250,000	200,225
Aon Global Ltd.
3.88%, 12/15/25 (a)	250,000	249,095
4.60%, 06/14/44 (a)	240,000	220,358
4.75%, 05/15/45 (a)	230,000	215,471
Aon North America, Inc.
5.13%, 03/01/27 (a)	175,000	179,114
5.15%, 03/01/29 (a)	400,000	413,304
5.30%, 03/01/31 (a)	150,000	156,627
5.45%, 03/01/34 (a)	610,000	640,970
5.75%, 03/01/54 (a)	500,000	530,215
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	199,000
5.03%, 12/15/46 (a)	150,000	144,569
Arch Capital Group Ltd.
7.35%, 05/01/34	105,000	124,600
3.64%, 06/30/50 (a)	300,000	233,655
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	175,000	171,517
Arthur J Gallagher & Co.
5.50%, 03/02/33 (a)	100,000	104,933
6.50%, 02/15/34 (a)	125,000	139,614
5.45%, 07/15/34 (a)	200,000	208,638
3.50%, 05/20/51 (a)	310,000	229,846
3.05%, 03/09/52 (a)	160,000	106,270
5.75%, 03/02/53 (a)	175,000	182,738
6.75%, 02/15/54 (a)	200,000	235,812
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	100,863
3.70%, 02/22/30 (a)	150,000	142,391
2.65%, 01/15/32 (a)	100,000	86,344
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	181,222
3.60%, 09/15/51 (a)	210,000	154,617
Athene Holding Ltd.
4.13%, 01/12/28 (a)	350,000	345,499
6.15%, 04/03/30 (a)	125,000	134,524
3.50%, 01/15/31 (a)	200,000	186,332
6.65%, 02/01/33 (a)	125,000	137,625
5.88%, 01/15/34 (a)	200,000	209,436
3.45%, 05/15/52 (a)	140,000	96,027
6.25%, 04/01/54 (a)	300,000	319,806
AXA SA
8.60%, 12/15/30	200,000	245,022
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	145,000	141,028
4.90%, 01/15/40 (a)(b)	125,000	119,763
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	98,536
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	242,235
1.85%, 03/12/30 (a)	150,000	134,504
1.45%, 10/15/30 (a)	300,000	259,659
2.88%, 03/15/32 (a)	275,000	254,180
5.75%, 01/15/40	300,000	341,499
4.40%, 05/15/42	190,000	186,627
4.30%, 05/15/43	80,000	76,220
4.20%, 08/15/48 (a)	650,000	598,663
4.25%, 01/15/49 (a)	675,000	626,778
2.85%, 10/15/50 (a)	515,000	361,952
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 01/15/51 (a)	475,000	314,174
3.85%, 03/15/52 (a)	800,000	675,912
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	650,000	642,551
4.50%, 02/11/43	50,000	50,056
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	244,672
5.63%, 05/15/30 (a)	200,000	207,542
4.70%, 06/22/47 (a)	325,000	268,024
3.85%, 12/22/51 (a)	125,000	86,693
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	115,000	115,539
2.38%, 03/15/31 (a)	200,000	173,318
4.20%, 03/17/32 (a)	185,000	177,594
5.65%, 06/11/34 (a)	100,000	104,963
4.95%, 03/17/52 (a)	200,000	183,234
Centene Corp.
4.25%, 12/15/27 (a)	730,000	717,590
2.45%, 07/15/28 (a)	725,000	668,240
4.63%, 12/15/29 (a)	875,000	857,141
3.38%, 02/15/30 (a)	605,000	557,804
3.00%, 10/15/30 (a)	775,000	694,067
2.50%, 03/01/31 (a)	685,000	589,477
2.63%, 08/01/31 (a)	400,000	343,304
Chubb Corp.
6.00%, 05/11/37	300,000	336,189
6.50%, 05/15/38	260,000	305,419
Chubb INA Holdings LLC
3.35%, 05/03/26 (a)	425,000	420,070
4.65%, 08/15/29 (a)	200,000	204,766
1.38%, 09/15/30 (a)	350,000	300,461
5.00%, 03/15/34 (a)	290,000	301,232
4.15%, 03/13/43	100,000	90,256
4.35%, 11/03/45 (a)	400,000	369,972
2.85%, 12/15/51 (a)	250,000	174,425
3.05%, 12/15/61 (a)	360,000	245,934
Cincinnati Financial Corp.
6.92%, 05/15/28	215,000	235,107
6.13%, 11/01/34	50,000	54,344
CNA Financial Corp.
4.50%, 03/01/26 (a)	210,000	210,199
3.45%, 08/15/27 (a)	150,000	146,844
3.90%, 05/01/29 (a)	110,000	107,979
2.05%, 08/15/30 (a)	250,000	219,362
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	230,000	232,978
6.45%, 06/15/34 (a)	150,000	158,564
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	400,000	393,600
3.85%, 04/05/29 (a)	400,000	390,064
3.90%, 04/05/32 (a)	650,000	610,077
5.75%, 01/15/34 (a)	200,000	210,938
4.35%, 04/05/42 (a)	150,000	132,980
4.40%, 04/05/52 (a)	350,000	299,960
6.88%, 12/15/52 (a)(b)	130,000	134,619
6.38%, 09/15/54 (a)(b)	200,000	202,096
Elevance Health, Inc.
5.35%, 10/15/25 (a)	200,000	201,768
4.90%, 02/08/26 (a)	40,000	40,006
1.50%, 03/15/26 (a)	250,000	240,550
3.65%, 12/01/27 (a)	500,000	493,275
4.10%, 03/01/28 (a)	350,000	348,750
5.15%, 06/15/29 (a)	175,000	181,673
2.88%, 09/15/29 (a)	210,000	197,106
2.25%, 05/15/30 (a)	350,000	313,404
2.55%, 03/15/31 (a)	325,000	291,362

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 05/15/32 (a)	50,000	48,834
5.50%, 10/15/32 (a)	200,000	212,676
4.75%, 02/15/33 (a)	355,000	359,349
5.38%, 06/15/34 (a)	300,000	315,495
5.95%, 12/15/34	100,000	109,593
5.85%, 01/15/36	100,000	108,414
6.38%, 06/15/37	65,000	73,834
4.63%, 05/15/42	330,000	309,923
4.65%, 01/15/43	300,000	282,645
5.10%, 01/15/44	250,000	247,407
4.65%, 08/15/44 (a)	250,000	234,105
4.38%, 12/01/47 (a)	500,000	443,390
4.55%, 03/01/48 (a)	250,000	225,622
3.70%, 09/15/49 (a)	250,000	197,517
3.13%, 05/15/50 (a)	300,000	213,084
3.60%, 03/15/51 (a)	250,000	192,795
4.55%, 05/15/52 (a)	260,000	232,229
6.10%, 10/15/52 (a)	215,000	239,136
5.13%, 02/15/53 (a)	250,000	245,555
5.65%, 06/15/54 (a)	300,000	317,208
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	255,000	265,039
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	100,000	93,796
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	150,882
3.10%, 09/01/31 (a)	315,000	272,355
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	550,000	548,168
5.00%, 04/20/48 (a)	450,000	431,541
Essent Group Ltd.
6.25%, 07/01/29 (a)	150,000	156,551
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	107,238
3.50%, 10/15/50 (a)	275,000	201,003
3.13%, 10/15/52 (a)	365,000	244,784
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	150,000	158,462
6.50%, 06/04/29 (a)	150,000	154,518
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	253,125
4.63%, 04/29/30 (a)	300,000	299,913
5.63%, 08/16/32 (a)	225,000	233,694
6.00%, 12/07/33 (a)(d)	200,000	211,334
6.35%, 03/22/54 (a)(d)	250,000	268,162
6.10%, 03/15/55 (a)(d)	150,000	156,615
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	150,680
3.40%, 06/15/30 (a)	200,000	186,414
2.45%, 03/15/31 (a)	200,000	173,504
3.20%, 09/17/51 (a)	100,000	67,053
First American Financial Corp.
4.00%, 05/15/30 (a)	150,000	142,787
2.40%, 08/15/31 (a)	200,000	168,080
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	170,184
2.15%, 08/15/30 (a)	165,000	142,374
4.80%, 06/15/32 (a)	100,000	99,547
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	149,849
2.50%, 09/01/30 (a)	115,000	101,064
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	135,165
5.95%, 10/15/36	200,000	217,952
6.10%, 10/01/41	150,000	163,950
4.40%, 03/15/48 (a)	75,000	67,142
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 08/19/49 (a)	375,000	294,420
2.90%, 09/15/51 (a)	75,000	50,900
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	108,626
Humana, Inc.
5.70%, 03/13/26 (a)	75,000	75,071
1.35%, 02/03/27 (a)	300,000	280,485
3.95%, 03/15/27 (a)	150,000	148,722
5.75%, 03/01/28 (a)	250,000	260,950
5.75%, 12/01/28 (a)	100,000	105,209
3.70%, 03/23/29 (a)	275,000	267,688
3.13%, 08/15/29 (a)	100,000	94,451
4.88%, 04/01/30 (a)	265,000	269,828
2.15%, 02/03/32 (a)	250,000	210,185
5.88%, 03/01/33 (a)	250,000	265,727
5.95%, 03/15/34 (a)	250,000	267,605
4.63%, 12/01/42 (a)	125,000	112,244
4.95%, 10/01/44 (a)	250,000	232,342
4.80%, 03/15/47 (a)	150,000	135,740
3.95%, 08/15/49 (a)	150,000	118,749
5.50%, 03/15/53 (a)	225,000	222,399
5.75%, 04/15/54 (a)	300,000	307,188
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	145,000	147,274
3.13%, 11/23/31 (a)	215,000	188,478
5.67%, 06/08/32 (a)	250,000	259,947
4.00%, 11/23/51 (a)	150,000	109,875
Kemper Corp.
2.40%, 09/30/30 (a)	250,000	216,905
Lincoln National Corp.
3.63%, 12/12/26 (a)	104,000	102,683
3.80%, 03/01/28 (a)	150,000	147,345
3.05%, 01/15/30 (a)	160,000	148,606
3.40%, 01/15/31 (a)	150,000	139,115
6.30%, 10/09/37	150,000	164,334
7.00%, 06/15/40	150,000	172,833
4.35%, 03/01/48 (a)	160,000	131,570
4.38%, 06/15/50 (a)	85,000	69,607
Loews Corp.
3.75%, 04/01/26 (a)	150,000	149,265
3.20%, 05/15/30 (a)	150,000	141,636
6.00%, 02/01/35	100,000	110,702
4.13%, 05/15/43 (a)	150,000	132,839
Manulife Financial Corp.
4.15%, 03/04/26	350,000	349,321
2.48%, 05/19/27 (a)	125,000	120,214
4.06%, 02/24/32 (a)(b)	300,000	296,073
3.70%, 03/16/32 (a)	150,000	143,232
5.38%, 03/04/46	150,000	155,799
Markel Group, Inc.
3.50%, 11/01/27 (a)	280,000	273,753
3.35%, 09/17/29 (a)	100,000	94,965
5.00%, 04/05/46	100,000	93,275
4.30%, 11/01/47 (a)	100,000	84,424
5.00%, 05/20/49 (a)	255,000	240,325
4.15%, 09/17/50 (a)	200,000	162,992
3.45%, 05/07/52 (a)	240,000	170,813
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	250,000	248,535
4.38%, 03/15/29 (a)	410,000	414,563
2.25%, 11/15/30 (a)	340,000	304,382
5.75%, 11/01/32 (a)	150,000	163,397
5.40%, 09/15/33 (a)	200,000	213,568
4.75%, 03/15/39 (a)	255,000	252,118
4.35%, 01/30/47 (a)	200,000	179,162
4.20%, 03/01/48 (a)	150,000	131,538
4.90%, 03/15/49 (a)	375,000	359,861

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 12/15/51 (a)	175,000	118,020
6.25%, 11/01/52 (a)	150,000	174,883
5.45%, 03/15/53 (a)	150,000	156,242
5.70%, 09/15/53 (a)	275,000	295,812
5.45%, 03/15/54 (a)	150,000	156,101
Mercury General Corp.
4.40%, 03/15/27 (a)	250,000	247,597
MetLife, Inc.
3.60%, 11/13/25 (a)	40,000	39,718
4.55%, 03/23/30 (a)	400,000	409,468
6.50%, 12/15/32	350,000	399,021
6.38%, 06/15/34	250,000	283,880
5.70%, 06/15/35	400,000	436,260
5.88%, 02/06/41	235,000	256,517
4.13%, 08/13/42	290,000	259,823
4.88%, 11/13/43	125,000	122,970
4.72%, 12/15/44	350,000	332,584
4.05%, 03/01/45	260,000	227,258
4.60%, 05/13/46 (a)	300,000	284,778
5.00%, 07/15/52 (a)	300,000	297,153
5.25%, 01/15/54 (a)	85,000	87,700
6.40%, 12/15/66 (a)	420,000	445,540
10.75%, 08/01/69 (a)(b)	150,000	214,812
MGIC Investment Corp.
5.25%, 08/15/28 (a)	150,000	149,072
Munich Re America Corp.
7.45%, 12/15/26	25,000	26,717
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	115,000	118,056
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	51,488
Old Republic International Corp.
3.88%, 08/26/26 (a)	225,000	222,860
5.75%, 03/28/34 (a)	200,000	209,826
3.85%, 06/11/51 (a)	190,000	144,974
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	155,309
4.50%, 10/01/50 (a)(b)	150,000	138,762
Primerica, Inc.
2.80%, 11/19/31 (a)	200,000	176,130
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	170,000	166,257
3.70%, 05/15/29 (a)	170,000	165,886
2.13%, 06/15/30 (a)	260,000	229,798
4.63%, 09/15/42	100,000	93,878
4.35%, 05/15/43	160,000	144,709
4.30%, 11/15/46 (a)	150,000	133,175
5.50%, 03/15/53 (a)	50,000	51,454
Progressive Corp.
4.00%, 03/01/29 (a)	360,000	359,381
3.20%, 03/26/30 (a)	275,000	262,157
3.00%, 03/15/32 (a)	150,000	137,618
6.25%, 12/01/32	210,000	236,315
4.35%, 04/25/44	150,000	137,430
3.70%, 01/26/45	150,000	124,814
4.13%, 04/15/47 (a)	350,000	309,942
4.20%, 03/15/48 (a)	125,000	111,055
3.95%, 03/26/50 (a)	150,000	126,983
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	96,488
3.88%, 03/27/28 (a)	92,000	91,168
2.10%, 03/10/30 (a)	150,000	135,599
5.75%, 07/15/33	150,000	165,792
5.70%, 12/14/36	110,000	120,171
6.63%, 12/01/37	100,000	116,653
3.00%, 03/10/40 (a)	255,000	202,633
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 05/15/44	200,000	189,694
4.50%, 09/15/47 (a)(b)(c)	300,000	296,262
3.91%, 12/07/47 (a)	260,000	216,484
4.42%, 03/27/48 (a)	200,000	178,568
5.70%, 09/15/48 (a)(b)	300,000	304,503
3.94%, 12/07/49 (a)	405,000	335,437
4.35%, 02/25/50 (a)	250,000	222,300
3.70%, 10/01/50 (a)(b)	250,000	231,117
3.70%, 03/13/51 (a)	450,000	356,323
5.13%, 03/01/52 (a)(b)	350,000	347,536
6.00%, 09/01/52 (a)(b)	300,000	312,021
6.75%, 03/01/53 (a)(b)	100,000	108,604
6.50%, 03/15/54 (a)(b)	200,000	214,740
Prudential Funding Asia PLC
3.13%, 04/14/30	300,000	282,687
3.63%, 03/24/32 (a)	150,000	141,078
Radian Group, Inc.
4.88%, 03/15/27 (a)	180,000	180,511
6.20%, 05/15/29 (a)	230,000	240,624
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	195,638
3.15%, 06/15/30 (a)	200,000	186,508
6.00%, 09/15/33 (a)	150,000	160,995
5.75%, 09/15/34 (a)	150,000	158,190
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	245,000	239,928
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	275,000	266,920
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	99,394
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	100,000	105,034
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	220,000	193,582
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	159,246
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	59,087
6.25%, 06/15/37	235,000	268,476
5.35%, 11/01/40	250,000	262,617
4.60%, 08/01/43	225,000	214,027
4.30%, 08/25/45 (a)	115,000	104,394
3.75%, 05/15/46 (a)	240,000	199,222
4.00%, 05/30/47 (a)	175,000	151,841
4.10%, 03/04/49 (a)	150,000	130,440
2.55%, 04/27/50 (a)	275,000	178,948
3.05%, 06/08/51 (a)	275,000	198,814
5.45%, 05/25/53 (a)	180,000	192,528
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	113,698
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	109,753
UnitedHealth Group, Inc.
5.15%, 10/15/25	300,000	303,180
3.70%, 12/15/25	215,000	214,131
1.25%, 01/15/26	225,000	217,201
3.10%, 03/15/26	350,000	345,712
1.15%, 05/15/26 (a)	300,000	286,905
3.45%, 01/15/27	250,000	247,572
4.60%, 04/15/27 (a)	150,000	152,765
3.70%, 05/15/27 (a)	50,000	49,778
2.95%, 10/15/27	315,000	306,763
5.25%, 02/15/28 (a)	325,000	338,292
3.85%, 06/15/28	450,000	448,204
3.88%, 12/15/28	350,000	348,064
4.25%, 01/15/29 (a)	250,000	252,187

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 04/15/29 (a)	25,000	25,650
4.00%, 05/15/29 (a)	300,000	299,424
2.88%, 08/15/29	365,000	346,392
5.30%, 02/15/30 (a)	400,000	422,356
2.00%, 05/15/30	400,000	356,960
4.90%, 04/15/31 (a)	300,000	310,452
2.30%, 05/15/31 (a)	425,000	376,996
4.95%, 01/15/32 (a)	400,000	413,700
4.20%, 05/15/32 (a)	455,000	451,506
5.35%, 02/15/33 (a)	500,000	531,165
4.50%, 04/15/33 (a)	500,000	502,410
5.00%, 04/15/34 (a)	445,000	459,729
5.15%, 07/15/34 (a)	780,000	814,172
4.63%, 07/15/35	350,000	354,049
5.80%, 03/15/36	250,000	275,880
6.50%, 06/15/37	175,000	203,324
6.63%, 11/15/37	250,000	294,597
6.88%, 02/15/38	300,000	363,483
3.50%, 08/15/39 (a)	450,000	388,048
2.75%, 05/15/40 (a)	300,000	229,956
5.70%, 10/15/40 (a)	100,000	107,513
5.95%, 02/15/41 (a)	150,000	165,790
3.05%, 05/15/41 (a)	400,000	316,124
4.63%, 11/15/41 (a)	173,000	167,075
4.38%, 03/15/42 (a)	175,000	163,937
3.95%, 10/15/42 (a)	175,000	153,976
5.50%, 07/15/44 (a)	450,000	476,739
4.75%, 07/15/45	535,000	519,688
4.20%, 01/15/47 (a)	200,000	177,190
4.25%, 04/15/47 (a)	275,000	243,592
3.75%, 10/15/47 (a)	300,000	246,591
4.25%, 06/15/48 (a)	450,000	397,876
4.45%, 12/15/48 (a)	350,000	318,479
3.70%, 08/15/49 (a)	415,000	334,590
2.90%, 05/15/50 (a)	345,000	241,911
3.25%, 05/15/51 (a)	500,000	370,695
4.75%, 05/15/52 (a)	550,000	524,546
5.88%, 02/15/53 (a)	500,000	553,890
5.05%, 04/15/53 (a)	570,000	566,341
5.38%, 04/15/54 (a)	500,000	519,835
5.63%, 07/15/54 (a)	800,000	858,720
3.88%, 08/15/59 (a)	345,000	274,924
3.13%, 05/15/60 (a)	275,000	187,690
4.95%, 05/15/62 (a)	275,000	265,994
6.05%, 02/15/63 (a)	450,000	509,404
5.20%, 04/15/63 (a)	500,000	500,425
5.50%, 04/15/64 (a)	335,000	350,668
5.75%, 07/15/64 (a)	550,000	594,489
Unum Group
4.00%, 06/15/29 (a)	150,000	147,107
5.75%, 08/15/42	150,000	153,525
4.50%, 12/15/49 (a)	150,000	128,033
4.13%, 06/15/51 (a)	185,000	146,466
Voya Financial, Inc.
3.65%, 06/15/26	150,000	148,232
5.70%, 07/15/43	175,000	178,610
4.80%, 06/15/46	100,000	90,841
4.70%, 01/23/48 (a)(b)	100,000	91,104
W.R. Berkley Corp.
4.75%, 08/01/44	100,000	93,764
4.00%, 05/12/50 (a)	150,000	123,294
3.55%, 03/30/52 (a)	150,000	112,071
3.15%, 09/30/61 (a)	100,000	65,063
Willis North America, Inc.
4.65%, 06/15/27 (a)	225,000	226,980
4.50%, 09/15/28 (a)	250,000	250,237
2.95%, 09/15/29 (a)	200,000	185,740
5.35%, 05/15/33 (a)	250,000	257,497
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 09/15/48 (a)	160,000	150,370
3.88%, 09/15/49 (a)	255,000	200,624
XL Group Ltd.
5.25%, 12/15/43	130,000	128,694
		99,462,388
REITs 0.6%
Agree LP
2.00%, 06/15/28 (a)	150,000	137,228
2.90%, 10/01/30 (a)	250,000	226,917
2.60%, 06/15/33 (a)	75,000	62,522
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	150,000	149,613
3.80%, 04/15/26 (a)	115,000	114,096
3.95%, 01/15/28 (a)	150,000	147,958
4.50%, 07/30/29 (a)	100,000	99,906
2.75%, 12/15/29 (a)	200,000	183,672
4.70%, 07/01/30 (a)	250,000	251,985
4.90%, 12/15/30 (a)	250,000	255,472
3.38%, 08/15/31 (a)	230,000	214,342
2.00%, 05/18/32 (a)	220,000	182,356
1.88%, 02/01/33 (a)	350,000	281,498
2.95%, 03/15/34 (a)	300,000	259,494
4.75%, 04/15/35 (a)	150,000	148,314
5.25%, 05/15/36 (a)	125,000	127,356
4.85%, 04/15/49 (a)	100,000	91,495
4.00%, 02/01/50 (a)	200,000	160,034
3.00%, 05/18/51 (a)	240,000	160,238
3.55%, 03/15/52 (a)	250,000	183,747
5.15%, 04/15/53 (a)	150,000	143,732
5.63%, 05/15/54 (a)	100,000	102,516
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	130,680
6.15%, 10/01/34 (a)	150,000	151,762
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	140,000	138,825
4.90%, 02/15/29 (a)	100,000	101,062
2.38%, 07/15/31 (a)	125,000	107,701
3.63%, 04/15/32 (a)	150,000	138,734
5.50%, 02/01/34 (a)	150,000	155,191
3.38%, 07/15/51 (a)	215,000	151,655
4.30%, 04/15/52 (a)	100,000	82,867
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	100,000	100,352
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	125,000	122,635
2.90%, 10/15/26 (a)	100,000	97,658
3.35%, 05/15/27 (a)	200,000	196,274
3.20%, 01/15/28 (a)	150,000	145,452
1.90%, 12/01/28 (a)	150,000	137,091
3.30%, 06/01/29 (a)	150,000	144,345
2.30%, 03/01/30 (a)	250,000	225,992
2.45%, 01/15/31 (a)	200,000	178,624
2.05%, 01/15/32 (a)	200,000	172,212
5.30%, 12/07/33 (a)	210,000	219,227
5.35%, 06/01/34 (a)	100,000	105,028
3.90%, 10/15/46 (a)	150,000	125,573
4.35%, 04/15/48 (a)	100,000	89,398
Boston Properties LP
3.65%, 02/01/26 (a)	300,000	295,764
2.75%, 10/01/26 (a)	225,000	216,927
6.75%, 12/01/27 (a)	150,000	158,644
4.50%, 12/01/28 (a)	300,000	296,148
3.40%, 06/21/29 (a)	350,000	327,600
2.90%, 03/15/30 (a)	265,000	238,148
3.25%, 01/30/31 (a)	383,000	345,091
2.55%, 04/01/32 (a)	250,000	208,445

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 10/01/33 (a)	375,000	300,739
6.50%, 01/15/34 (a)	25,000	27,215
5.75%, 01/15/35 (a)	250,000	255,142
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	50,000	49,726
3.90%, 03/15/27 (a)	150,000	147,698
4.13%, 05/15/29 (a)	250,000	244,935
4.05%, 07/01/30 (a)	225,000	218,727
2.50%, 08/16/31 (a)	225,000	195,804
5.50%, 02/15/34 (a)	120,000	123,572
5.75%, 02/15/35 (a)	100,000	105,384
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	125,000	105,345
Camden Property Trust
4.10%, 10/15/28 (a)	265,000	263,818
3.15%, 07/01/29 (a)	116,000	110,691
2.80%, 05/15/30 (a)	250,000	231,480
4.90%, 01/15/34 (a)	100,000	100,708
3.35%, 11/01/49 (a)	120,000	88,121
COPT Defense Properties LP
2.25%, 03/15/26 (a)	150,000	144,909
2.00%, 01/15/29 (a)	150,000	133,368
2.75%, 04/15/31 (a)	200,000	175,164
Cousins Properties LP
5.88%, 10/01/34 (a)	150,000	154,173
CubeSmart LP
4.00%, 11/15/25 (a)	150,000	149,001
3.13%, 09/01/26 (a)	200,000	195,286
4.38%, 02/15/29 (a)	118,000	117,414
3.00%, 02/15/30 (a)	100,000	92,784
2.00%, 02/15/31 (a)	250,000	214,005
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	364,972
5.55%, 01/15/28 (a)	300,000	310,692
4.45%, 07/15/28 (a)	50,000	50,147
3.60%, 07/01/29 (a)	225,000	217,638
DOC Dr. LLC
4.30%, 03/15/27 (a)	200,000	199,846
2.63%, 11/01/31 (a)	280,000	244,535
EPR Properties
4.75%, 12/15/26 (a)	200,000	199,370
4.50%, 06/01/27 (a)	150,000	148,027
4.95%, 04/15/28 (a)	200,000	198,364
3.75%, 08/15/29 (a)	225,000	210,530
ERP Operating LP
2.85%, 11/01/26 (a)	150,000	146,304
3.25%, 08/01/27 (a)	165,000	161,184
3.50%, 03/01/28 (a)	200,000	195,456
4.15%, 12/01/28 (a)	70,000	69,885
3.00%, 07/01/29 (a)	250,000	236,497
2.50%, 02/15/30 (a)	200,000	182,978
4.50%, 07/01/44 (a)	225,000	207,886
4.50%, 06/01/45 (a)	160,000	144,472
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	130,631
Essex Portfolio LP
3.38%, 04/15/26 (a)	30,000	29,525
3.63%, 05/01/27 (a)	180,000	177,095
1.70%, 03/01/28 (a)	100,000	91,614
4.00%, 03/01/29 (a)	250,000	245,617
3.00%, 01/15/30 (a)	150,000	139,571
1.65%, 01/15/31 (a)	150,000	125,642
2.65%, 03/15/32 (a)	250,000	217,832
4.50%, 03/15/48 (a)	114,000	100,627
2.65%, 09/01/50 (a)	100,000	62,403
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	98,741
3.88%, 12/15/27 (a)	200,000	197,528
3.90%, 04/01/29 (a)	200,000	195,440
4.00%, 06/15/29 (a)	150,000	147,225
5.50%, 07/01/30 (a)	200,000	209,124
2.20%, 10/15/30 (a)	325,000	284,950
2.55%, 06/01/31 (a)	150,000	130,755
2.35%, 03/15/32 (a)	200,000	168,968
5.40%, 02/01/34 (a)	230,000	237,638
Federal Realty OP LP
1.25%, 02/15/26 (a)	150,000	143,505
3.25%, 07/15/27 (a)	200,000	194,072
5.38%, 05/01/28 (a)	100,000	102,753
3.20%, 06/15/29 (a)	100,000	94,541
4.50%, 12/01/44 (a)	200,000	175,926
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	200,000	196,740
3.75%, 07/01/27 (a)	175,000	171,442
3.10%, 02/15/30 (a)	250,000	229,877
Healthpeak OP LLC
3.25%, 07/15/26 (a)	260,000	255,575
3.50%, 07/15/29 (a)	250,000	240,145
3.00%, 01/15/30 (a)	300,000	279,675
5.25%, 12/15/32 (a)	200,000	206,176
6.75%, 02/01/41 (a)	175,000	199,194
Highwoods Realty LP
3.88%, 03/01/27 (a)	25,000	24,457
4.13%, 03/15/28 (a)	200,000	194,360
4.20%, 04/15/29 (a)	225,000	217,514
2.60%, 02/01/31 (a)	160,000	136,638
7.65%, 02/01/34 (a)	100,000	114,944
Host Hotels & Resorts LP
4.50%, 02/01/26 (a)	150,000	149,647
3.38%, 12/15/29 (a)	200,000	186,446
3.50%, 09/15/30 (a)	275,000	254,911
5.70%, 07/01/34 (a)	150,000	154,974
5.50%, 04/15/35 (a)	200,000	202,818
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	137,561
5.45%, 08/15/30 (a)	150,000	156,507
2.00%, 08/15/31 (a)	225,000	188,955
4.15%, 04/15/32 (a)	200,000	191,252
2.70%, 01/15/34 (a)	250,000	209,547
4.88%, 02/01/35 (a)	100,000	98,752
Kilroy Realty LP
4.38%, 10/01/25 (a)	150,000	149,268
4.75%, 12/15/28 (a)	170,000	168,849
4.25%, 08/15/29 (a)	125,000	119,806
3.05%, 02/15/30 (a)	150,000	134,238
2.50%, 11/15/32 (a)	250,000	200,620
2.65%, 11/15/33 (a)	50,000	39,237
6.25%, 01/15/36 (a)	150,000	153,849
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	350,000	339,619
1.90%, 03/01/28 (a)	250,000	230,697
2.70%, 10/01/30 (a)	300,000	272,907
6.40%, 03/01/34 (a)	150,000	167,206
4.25%, 04/01/45 (a)	150,000	128,996
4.13%, 12/01/46 (a)	100,000	82,039
4.45%, 09/01/47 (a)	200,000	173,118
3.70%, 10/01/49 (a)	150,000	116,444
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	98,742
5.50%, 03/01/34 (a)	100,000	103,212
Kite Realty Group Trust
4.75%, 09/15/30 (a)	150,000	150,240

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LXP Industrial Trust
2.70%, 09/15/30 (a)	260,000	231,442
Mid-America Apartments LP
4.00%, 11/15/25 (a)	345,000	343,403
3.60%, 06/01/27 (a)	80,000	78,962
4.20%, 06/15/28 (a)	200,000	199,562
3.95%, 03/15/29 (a)	50,000	49,475
2.75%, 03/15/30 (a)	100,000	92,501
1.70%, 02/15/31 (a)	300,000	254,502
5.30%, 02/15/32 (a)	45,000	46,837
2.88%, 09/15/51 (a)	150,000	101,282
National Health Investors, Inc.
3.00%, 02/01/31 (a)	200,000	175,006
NNN REIT, Inc.
3.60%, 12/15/26 (a)	295,000	291,428
3.50%, 10/15/27 (a)	125,000	122,239
4.30%, 10/15/28 (a)	150,000	149,272
2.50%, 04/15/30 (a)	100,000	89,920
5.60%, 10/15/33 (a)	150,000	157,165
5.50%, 06/15/34 (a)	100,000	104,137
4.80%, 10/15/48 (a)	85,000	77,353
3.10%, 04/15/50 (a)	150,000	102,716
3.50%, 04/15/51 (a)	100,000	73,970
3.00%, 04/15/52 (a)	275,000	182,603
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	175,000	175,733
4.50%, 04/01/27 (a)	200,000	199,112
4.75%, 01/15/28 (a)	143,000	142,774
3.63%, 10/01/29 (a)	150,000	141,353
3.38%, 02/01/31 (a)	225,000	204,869
3.25%, 04/15/33 (a)	250,000	215,222
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	86,161
4.95%, 01/15/35 (a)	100,000	98,346
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	190,000	212,625
3.15%, 08/15/30 (a)	100,000	87,328
2.75%, 04/01/32 (a)	150,000	121,818
Prologis LP
3.25%, 06/30/26 (a)	50,000	49,341
3.25%, 10/01/26 (a)	150,000	147,705
4.88%, 06/15/28 (a)	435,000	446,319
3.88%, 09/15/28 (a)	70,000	69,380
4.38%, 02/01/29 (a)	25,000	25,227
2.88%, 11/15/29 (a)	225,000	211,684
2.25%, 04/15/30 (a)	350,000	316,344
1.75%, 07/01/30 (a)	300,000	261,918
1.25%, 10/15/30 (a)	255,000	215,156
1.63%, 03/15/31 (a)	265,000	224,036
2.25%, 01/15/32 (a)	150,000	129,092
4.63%, 01/15/33 (a)	245,000	246,551
4.75%, 06/15/33 (a)	200,000	202,938
5.13%, 01/15/34 (a)	200,000	207,140
5.00%, 03/15/34 (a)	150,000	154,018
5.00%, 01/31/35 (a)	100,000	102,453
4.38%, 09/15/48 (a)	50,000	44,982
3.05%, 03/01/50 (a)	260,000	182,000
3.00%, 04/15/50 (a)	325,000	228,013
2.13%, 10/15/50 (a)	310,000	177,435
5.25%, 06/15/53 (a)	250,000	253,790
5.25%, 03/15/54 (a)	150,000	152,571
Public Storage Operating Co.
0.88%, 02/15/26 (a)	200,000	191,398
1.50%, 11/09/26 (a)	150,000	142,412
3.09%, 09/15/27 (a)	250,000	243,987
1.85%, 05/01/28 (a)	25,000	23,156
5.13%, 01/15/29 (a)	250,000	260,875
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.39%, 05/01/29 (a)	175,000	170,221
2.30%, 05/01/31 (a)	290,000	257,793
2.25%, 11/09/31 (a)	200,000	174,074
5.10%, 08/01/33 (a)	300,000	311,349
5.35%, 08/01/53 (a)	150,000	155,203
Realty Income Corp.
4.63%, 11/01/25 (a)	125,000	125,364
5.05%, 01/13/26 (a)	25,000	25,020
0.75%, 03/15/26 (a)	240,000	227,741
4.88%, 06/01/26 (a)	100,000	100,867
4.13%, 10/15/26 (a)	250,000	249,807
3.00%, 01/15/27 (a)	165,000	160,710
3.95%, 08/15/27 (a)	340,000	338,201
3.40%, 01/15/28 (a)	150,000	146,388
3.65%, 01/15/28 (a)	200,000	196,468
2.20%, 06/15/28 (a)	250,000	232,277
3.25%, 06/15/29 (a)	150,000	143,222
3.10%, 12/15/29 (a)	200,000	188,870
3.40%, 01/15/30 (a)	250,000	238,042
4.85%, 03/15/30 (a)	200,000	204,974
3.25%, 01/15/31 (a)	400,000	373,596
3.20%, 02/15/31 (a)	250,000	231,727
5.63%, 10/13/32 (a)	250,000	266,022
2.85%, 12/15/32 (a)	300,000	262,707
4.90%, 07/15/33 (a)	200,000	202,270
5.13%, 02/15/34 (a)	200,000	204,616
4.65%, 03/15/47 (a)	200,000	186,448
Regency Centers LP
3.60%, 02/01/27 (a)	170,000	167,346
4.13%, 03/15/28 (a)	150,000	148,906
2.95%, 09/15/29 (a)	210,000	196,663
3.70%, 06/15/30 (a)	50,000	48,131
5.25%, 01/15/34 (a)	65,000	67,169
5.10%, 01/15/35 (a)	75,000	76,352
4.40%, 02/01/47 (a)	150,000	132,014
4.65%, 03/15/49 (a)	50,000	44,942
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	100,000	107,473
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	50,000	43,344
2.15%, 09/01/31 (a)	200,000	168,772
Sabra Health Care LP
5.13%, 08/15/26 (a)	215,000	216,458
3.90%, 10/15/29 (a)	125,000	118,440
3.20%, 12/01/31 (a)	250,000	220,225
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	210,000	184,577
2.85%, 01/15/32 (a)	225,000	194,764
Simon Property Group LP
3.30%, 01/15/26 (a)	300,000	296,565
3.25%, 11/30/26 (a)	200,000	196,654
1.38%, 01/15/27 (a)	100,000	94,149
3.38%, 06/15/27 (a)	250,000	246,190
3.38%, 12/01/27 (a)	125,000	122,633
1.75%, 02/01/28 (a)	300,000	278,019
2.45%, 09/13/29 (a)	400,000	367,488
2.65%, 07/15/30 (a)	145,000	133,045
2.20%, 02/01/31 (a)	200,000	175,588
2.25%, 01/15/32 (a)	125,000	107,820
2.65%, 02/01/32 (a)	250,000	220,820
5.50%, 03/08/33 (a)	150,000	158,634
6.25%, 01/15/34 (a)	360,000	398,718
6.75%, 02/01/40 (a)	220,000	255,528
4.75%, 03/15/42 (a)	150,000	141,776
4.25%, 10/01/44 (a)	100,000	87,511
4.25%, 11/30/46 (a)	175,000	152,768
3.25%, 09/13/49 (a)	405,000	295,014

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 07/15/50 (a)	275,000	218,608
5.85%, 03/08/53 (a)	150,000	161,313
6.65%, 01/15/54 (a)	150,000	178,863
Store Capital LLC
4.50%, 03/15/28 (a)	125,000	122,761
4.63%, 03/15/29 (a)	100,000	98,032
2.75%, 11/18/30 (a)	135,000	118,148
2.70%, 12/01/31 (a)	165,000	140,361
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	137,022
2.70%, 07/15/31 (a)	300,000	262,509
4.20%, 04/15/32 (a)	175,000	165,466
5.70%, 01/15/33 (a)	175,000	180,824
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	97,027
3.88%, 07/15/27 (a)	150,000	146,981
2.75%, 09/01/31 (a)	75,000	64,632
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	97,126
3.50%, 01/15/28 (a)	145,000	140,878
4.40%, 01/26/29 (a)	300,000	299,160
3.20%, 01/15/30 (a)	150,000	140,928
3.00%, 08/15/31 (a)	400,000	364,796
2.10%, 08/01/32 (a)	100,000	82,569
5.13%, 09/01/34 (a)	75,000	75,843
Ventas Realty LP
4.13%, 01/15/26 (a)	150,000	149,335
3.25%, 10/15/26 (a)	100,000	97,747
3.85%, 04/01/27 (a)	100,000	98,761
4.00%, 03/01/28 (a)	200,000	197,398
4.40%, 01/15/29 (a)	250,000	249,417
3.00%, 01/15/30 (a)	150,000	139,076
4.75%, 11/15/30 (a)	200,000	202,082
2.50%, 09/01/31 (a)	50,000	43,423
5.00%, 01/15/35 (a)	100,000	100,232
5.70%, 09/30/43 (a)	150,000	155,116
4.38%, 02/01/45 (a)	100,000	87,837
4.88%, 04/15/49 (a)	100,000	93,328
Welltower OP LLC
4.25%, 04/01/26 (a)	400,000	399,648
2.70%, 02/15/27 (a)	100,000	97,134
4.25%, 04/15/28 (a)	265,000	265,368
4.13%, 03/15/29 (a)	300,000	298,059
3.10%, 01/15/30 (a)	150,000	140,954
2.75%, 01/15/31 (a)	265,000	240,095
2.75%, 01/15/32 (a)	90,000	79,924
6.50%, 03/15/41 (a)	260,000	295,519
4.95%, 09/01/48 (a)	150,000	145,388
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	97,274
2.40%, 02/01/31 (a)	235,000	205,101
2.45%, 02/01/32 (a)	130,000	110,842
2.25%, 04/01/33 (a)	200,000	165,584
		55,558,504
		669,278,777

Industrial 14.0%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	243,470
1.85%, 05/15/27 (a)	300,000	285,177
4.60%, 02/08/29 (a)	290,000	297,244
2.05%, 05/15/30 (a)	125,000	112,349
4.80%, 03/03/33 (a)	150,000	155,160
4.85%, 02/08/34 (a)	445,000	459,262
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 05/15/40 (a)	300,000	230,457
2.80%, 05/15/50 (a)	300,000	208,122
Albemarle Corp.
4.65%, 06/01/27 (a)	200,000	201,044
5.05%, 06/01/32 (a)(c)	250,000	250,280
5.45%, 12/01/44 (a)	170,000	161,566
5.65%, 06/01/52 (a)	75,000	70,294
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	250,000	236,107
3.75%, 10/01/30 (a)	110,000	102,299
ArcelorMittal SA
4.55%, 03/11/26	150,000	149,954
6.55%, 11/29/27 (a)	325,000	345,062
4.25%, 07/16/29 (c)	250,000	248,692
6.80%, 11/29/32 (a)	325,000	363,051
6.00%, 06/17/34 (a)	100,000	106,215
7.00%, 10/15/39	215,000	244,356
6.75%, 03/01/41 (g)	125,000	137,366
6.35%, 06/17/54 (a)	100,000	104,491
Barrick North America Finance LLC
5.70%, 05/30/41	345,000	364,568
5.75%, 05/01/43	200,000	212,928
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	400,000	431,488
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	220,000	222,097
6.42%, 03/01/26	100,000	102,950
5.25%, 09/08/26	295,000	301,558
4.75%, 02/28/28 (a)	335,000	342,079
5.10%, 09/08/28 (a)	250,000	258,645
5.25%, 09/08/30 (a)	370,000	390,454
4.90%, 02/28/33 (a)	200,000	205,496
5.25%, 09/08/33 (a)	400,000	419,300
4.13%, 02/24/42	275,000	249,186
5.00%, 09/30/43	710,000	712,570
5.50%, 09/08/53 (a)	200,000	213,740
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	148,850
5.00%, 06/30/32 (a)	150,000	152,190
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (a)	250,000	235,885
6.17%, 07/15/27 (a)	620,000	642,872
6.35%, 11/15/28 (a)	340,000	359,445
6.33%, 07/15/29 (a)	200,000	212,172
6.55%, 11/15/30 (a)	380,000	409,963
6.38%, 07/15/32 (a)	335,000	358,624
6.70%, 11/15/33 (a)	100,000	109,417
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	194,366
5.50%, 11/02/47 (a)	200,000	192,228
CF Industries, Inc.
5.15%, 03/15/34	200,000	202,464
4.95%, 06/01/43	285,000	268,766
5.38%, 03/15/44	250,000	246,230
Dow Chemical Co.
4.80%, 11/30/28 (a)	50,000	51,093
7.38%, 11/01/29	300,000	341,415
2.10%, 11/15/30 (a)	250,000	222,250
6.30%, 03/15/33 (a)(c)	175,000	193,413
5.15%, 02/15/34 (a)	150,000	154,217
4.25%, 10/01/34 (a)	200,000	194,026
9.40%, 05/15/39	100,000	139,639
5.25%, 11/15/41 (a)	215,000	213,280
4.38%, 11/15/42 (a)	450,000	397,939
4.63%, 10/01/44 (a)	150,000	136,169
5.55%, 11/30/48 (a)	300,000	303,861

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 05/15/49 (a)	200,000	183,088
3.60%, 11/15/50 (a)	350,000	264,414
6.90%, 05/15/53 (a)	250,000	299,717
5.60%, 02/15/54 (a)	150,000	155,277
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	610,000	608,792
4.73%, 11/15/28 (a)	575,000	586,437
5.32%, 11/15/38 (a)	288,000	314,531
5.42%, 11/15/48 (a)	605,000	669,729
Eastman Chemical Co.
4.50%, 12/01/28 (a)	100,000	100,637
5.75%, 03/08/33 (a)	150,000	158,718
5.63%, 02/20/34 (a)	210,000	219,328
4.80%, 09/01/42 (a)	200,000	186,624
4.65%, 10/15/44 (a)	285,000	258,997
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	292,452
3.25%, 12/01/27 (a)	350,000	342,489
4.80%, 03/24/30 (a)	50,000	51,636
1.30%, 01/30/31 (a)	310,000	260,493
2.13%, 02/01/32 (a)	305,000	265,585
2.13%, 08/15/50 (a)	250,000	149,970
2.70%, 12/15/51 (a)	350,000	235,781
2.75%, 08/18/55 (a)	264,000	176,159
EIDP, Inc.
2.30%, 07/15/30 (a)	170,000	153,634
4.80%, 05/15/33 (a)	250,000	253,752
FMC Corp.
5.15%, 05/18/26 (a)	245,000	247,506
3.20%, 10/01/26 (a)	150,000	146,460
3.45%, 10/01/29 (a)	180,000	168,914
4.50%, 10/01/49 (a)	170,000	141,207
6.38%, 05/18/53 (a)	160,000	171,758
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	150,827
4.13%, 03/01/28 (a)	150,000	148,188
4.38%, 08/01/28 (a)	210,000	208,641
5.25%, 09/01/29 (a)	150,000	152,286
4.25%, 03/01/30 (a)	200,000	196,084
4.63%, 08/01/30 (a)	230,000	229,982
5.40%, 11/14/34 (a)	200,000	207,524
5.45%, 03/15/43 (a)	260,000	261,214
Georgia-Pacific LLC
7.75%, 11/15/29	240,000	279,593
8.88%, 05/15/31	50,000	62,687
Huntsman International LLC
4.50%, 05/01/29 (a)	200,000	196,532
2.95%, 06/15/31 (a)	120,000	103,758
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	100,575
4.38%, 06/01/47 (a)	160,000	134,640
5.00%, 09/26/48 (a)	250,000	230,320
International Paper Co.
5.00%, 09/15/35 (a)	200,000	204,842
7.30%, 11/15/39	100,000	121,524
6.00%, 11/15/41 (a)	150,000	163,822
4.80%, 06/15/44 (a)	135,000	127,617
5.15%, 05/15/46 (a)	100,000	97,499
4.40%, 08/15/47 (a)	250,000	220,905
4.35%, 08/15/48 (a)	200,000	174,604
Kinross Gold Corp.
4.50%, 07/15/27 (a)	150,000	150,509
6.25%, 07/15/33 (a)	130,000	141,309
Linde, Inc.
3.20%, 01/30/26 (a)	250,000	247,450
1.10%, 08/10/30 (a)	200,000	170,392
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 11/07/42 (a)	150,000	127,365
2.00%, 08/10/50 (a)	225,000	132,199
Lubrizol Corp.
6.50%, 10/01/34	100,000	117,194
LYB International Finance BV
5.25%, 07/15/43	225,000	219,274
4.88%, 03/15/44 (a)	250,000	232,522
LYB International Finance II BV
3.50%, 03/02/27 (a)	200,000	196,226
LYB International Finance III LLC
1.25%, 10/01/25 (a)	150,000	145,052
2.25%, 10/01/30 (a)	100,000	88,665
5.63%, 05/15/33 (a)	200,000	213,090
3.38%, 10/01/40 (a)	250,000	197,892
4.20%, 10/15/49 (a)	235,000	193,367
4.20%, 05/01/50 (a)	360,000	295,988
3.63%, 04/01/51 (a)	300,000	223,581
3.80%, 10/01/60 (a)	195,000	143,820
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	300,000	261,834
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	247,705
5.45%, 11/15/33 (a)	150,000	155,249
4.88%, 11/15/41 (a)	110,000	102,471
5.63%, 11/15/43 (a)	200,000	202,274
NewMarket Corp.
2.70%, 03/18/31 (a)	150,000	131,885
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	234,580
2.25%, 10/01/30 (a)	300,000	269,037
2.60%, 07/15/32 (a)(c)	150,000	133,127
5.88%, 04/01/35	150,000	164,170
6.25%, 10/01/39	325,000	369,489
4.88%, 03/15/42 (a)	300,000	296,832
5.45%, 06/09/44 (a)	100,000	103,311
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26	430,000	435,796
3.25%, 05/13/30 (a)	200,000	189,296
5.35%, 03/15/34 (a)	250,000	262,842
5.75%, 11/15/41 (a)	150,000	159,785
Nucor Corp.
3.95%, 05/01/28 (a)	200,000	199,202
2.70%, 06/01/30 (a)	230,000	212,713
3.13%, 04/01/32 (a)	200,000	183,620
6.40%, 12/01/37	145,000	166,865
5.20%, 08/01/43 (a)	100,000	102,392
3.85%, 04/01/52 (a)	250,000	203,437
2.98%, 12/15/55 (a)	150,000	98,625
Nutrien Ltd.
5.95%, 11/07/25	150,000	152,391
4.00%, 12/15/26 (a)	340,000	337,708
4.90%, 03/27/28 (a)	200,000	204,204
4.20%, 04/01/29 (a)	290,000	289,159
5.40%, 06/21/34 (a)	150,000	155,498
4.13%, 03/15/35 (a)	250,000	233,420
5.88%, 12/01/36	175,000	188,505
5.63%, 12/01/40	50,000	51,374
6.13%, 01/15/41 (a)	300,000	325,143
4.90%, 06/01/43 (a)	200,000	189,000
5.25%, 01/15/45 (a)	155,000	152,241
5.00%, 04/01/49 (a)	125,000	118,673
3.95%, 05/13/50 (a)	275,000	221,941
Packaging Corp. of America
3.40%, 12/15/27 (a)	200,000	195,314
4.05%, 12/15/49 (a)	150,000	124,863
3.05%, 10/01/51 (a)	300,000	210,489

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PPG Industries, Inc.
3.75%, 03/15/28 (a)	325,000	320,125
2.80%, 08/15/29 (a)	175,000	163,594
2.55%, 06/15/30 (a)	100,000	91,288
Rayonier LP
2.75%, 05/17/31 (a)	150,000	130,965
Reliance, Inc.
2.15%, 08/15/30 (a)	150,000	132,276
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	181,000	208,340
6.13%, 12/15/33	250,000	279,070
5.75%, 06/01/35	125,000	136,615
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	275,647
5.20%, 11/02/40	350,000	363,492
2.75%, 11/02/51 (a)	300,000	203,385
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	140,000	137,561
4.13%, 08/21/42 (a)	220,000	198,570
5.13%, 03/09/53 (a)	315,000	320,538
Rohm & Haas Co.
7.85%, 07/15/29	200,000	227,532
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	147,933
5.25%, 06/01/45 (a)	170,000	166,527
4.25%, 01/15/48 (a)	100,000	88,022
Sherwin-Williams Co.
3.95%, 01/15/26 (a)	125,000	124,276
3.45%, 06/01/27 (a)	450,000	442,885
2.95%, 08/15/29 (a)	200,000	188,264
2.30%, 05/15/30 (a)	200,000	180,216
2.20%, 03/15/32 (a)	100,000	86,420
4.55%, 08/01/45 (a)	175,000	158,886
4.50%, 06/01/47 (a)	400,000	365,596
3.80%, 08/15/49 (a)	215,000	173,342
3.30%, 05/15/50 (a)	215,000	158,406
2.90%, 03/15/52 (a)	100,000	67,259
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(d)	200,000	206,614
5.44%, 04/03/34 (a)(d)	280,000	292,107
5.78%, 04/03/54 (a)(d)	285,000	305,292
Southern Copper Corp.
7.50%, 07/27/35	250,000	297,245
6.75%, 04/16/40	335,000	382,580
5.25%, 11/08/42	375,000	365,899
5.88%, 04/23/45	495,000	518,428
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	205,000	205,648
1.65%, 10/15/27 (a)	100,000	92,598
3.45%, 04/15/30 (a)	200,000	189,680
3.25%, 01/15/31 (a)	150,000	138,894
3.25%, 10/15/50 (a)	185,000	130,710
Suzano Austria GmbH
6.00%, 01/15/29 (a)	600,000	621,102
5.00%, 01/15/30 (a)	300,000	300,135
3.75%, 01/15/31 (a)	380,000	350,368
3.13%, 01/15/32 (a)	330,000	287,143
Suzano International Finance BV
5.50%, 01/17/27	200,000	203,430
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	540,000	514,982
6.13%, 06/12/33 (a)	500,000	529,685
8.25%, 01/17/34	205,000	251,201
6.88%, 11/21/36	200,000	223,204
6.88%, 11/10/39	300,000	333,480
6.40%, 06/28/54 (a)	250,000	263,235
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vale SA
5.63%, 09/11/42	150,000	154,187
Westlake Corp.
3.60%, 08/15/26 (a)	185,000	182,532
3.38%, 06/15/30 (a)	195,000	184,413
2.88%, 08/15/41 (a)	125,000	91,060
5.00%, 08/15/46 (a)	150,000	142,224
4.38%, 11/15/47 (a)	140,000	120,866
3.13%, 08/15/51 (a)	200,000	135,482
3.38%, 08/15/61 (a)	110,000	72,740
WestRock MWV LLC
8.20%, 01/15/30	190,000	221,888
Weyerhaeuser Co.
4.75%, 05/15/26	225,000	226,557
6.95%, 10/01/27	150,000	160,923
4.00%, 11/15/29 (a)	225,000	220,630
4.00%, 04/15/30 (a)	220,000	215,640
7.38%, 03/15/32	185,000	214,570
3.38%, 03/09/33 (a)	225,000	205,686
WRKCo, Inc.
4.65%, 03/15/26 (a)	250,000	250,375
3.90%, 06/01/28 (a)	250,000	245,442
4.90%, 03/15/29 (a)	335,000	341,499
4.20%, 06/01/32 (a)	150,000	146,412
3.00%, 06/15/33 (a)	250,000	219,940
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	190,000	164,572
		53,788,283
Capital Goods 1.3%
3M Co.
2.25%, 09/19/26 (a)	275,000	265,171
2.88%, 10/15/27 (a)(c)	300,000	289,572
3.38%, 03/01/29 (a)	250,000	242,150
2.38%, 08/26/29 (a)	345,000	317,524
3.05%, 04/15/30 (a)(c)	200,000	189,738
3.88%, 06/15/44	110,000	93,524
3.13%, 09/19/46 (a)	200,000	149,976
3.63%, 10/15/47 (a)	150,000	120,071
4.00%, 09/14/48 (a)(c)	375,000	333,349
3.25%, 08/26/49 (a)	350,000	262,654
3.70%, 04/15/50 (a)	185,000	150,559
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	150,000	149,841
4.38%, 05/08/42	150,000	140,882
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	215,000	188,667
AGCO Corp.
5.45%, 03/21/27 (a)	65,000	66,339
5.80%, 03/21/34 (a)	200,000	209,334
Allegion PLC
3.50%, 10/01/29 (a)	110,000	104,962
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	97,746
5.41%, 07/01/32 (a)	240,000	250,368
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	185,000	182,541
4.50%, 05/15/28 (a)	150,000	150,026
5.63%, 05/26/33 (a)	150,000	158,354
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	225,032
2.69%, 05/25/31 (a)	250,000	221,230
Amphenol Corp.
5.05%, 04/05/27 (a)	200,000	204,900
4.35%, 06/01/29 (a)	125,000	125,999

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 02/15/30 (a)	300,000	277,878
2.20%, 09/15/31 (a)	250,000	216,350
5.25%, 04/05/34 (a)	330,000	345,061
AptarGroup, Inc.
3.60%, 03/15/32 (a)	150,000	136,968
Avery Dennison Corp.
4.88%, 12/06/28 (a)	200,000	203,938
2.65%, 04/30/30 (a)	225,000	205,465
5.75%, 03/15/33 (a)	165,000	177,118
Berry Global, Inc.
1.57%, 01/15/26 (a)	500,000	481,345
1.65%, 01/15/27 (a)	140,000	131,496
5.50%, 04/15/28 (a)	130,000	133,429
5.80%, 06/15/31 (a)(d)	300,000	312,426
5.65%, 01/15/34 (a)(d)	150,000	154,239
Boeing Co.
2.60%, 10/30/25 (a)	100,000	97,272
2.75%, 02/01/26 (a)	400,000	388,428
2.20%, 02/04/26 (a)	1,580,000	1,522,630
3.10%, 05/01/26 (a)	200,000	193,826
2.25%, 06/15/26 (a)	160,000	152,770
2.70%, 02/01/27 (a)	300,000	284,568
2.80%, 03/01/27 (a)	230,000	218,226
5.04%, 05/01/27 (a)	550,000	552,018
6.26%, 05/01/27 (a)(d)	300,000	310,020
3.25%, 02/01/28 (a)	380,000	360,210
3.25%, 03/01/28 (a)	115,000	108,443
3.45%, 11/01/28 (a)	245,000	230,528
3.20%, 03/01/29 (a)	300,000	277,746
6.30%, 05/01/29 (a)(d)	500,000	526,050
2.95%, 02/01/30 (a)	200,000	178,898
5.15%, 05/01/30 (a)	1,215,000	1,218,366
3.63%, 02/01/31 (a)	490,000	449,080
6.39%, 05/01/31 (a)(d)	250,000	265,952
6.13%, 02/15/33	135,000	141,638
3.60%, 05/01/34 (a)	340,000	290,326
6.53%, 05/01/34 (a)(d)	525,000	563,425
3.25%, 02/01/35 (a)	250,000	203,637
6.63%, 02/15/38	125,000	133,124
3.55%, 03/01/38 (a)	240,000	187,817
3.50%, 03/01/39 (a)	125,000	95,259
6.88%, 03/15/39	195,000	210,931
5.88%, 02/15/40	210,000	209,320
5.71%, 05/01/40 (a)	850,000	832,286
3.38%, 06/15/46 (a)	150,000	101,835
3.65%, 03/01/47 (a)	125,000	87,955
3.63%, 03/01/48 (a)	150,000	103,820
3.85%, 11/01/48 (a)	135,000	96,706
3.90%, 05/01/49 (a)	200,000	145,306
3.75%, 02/01/50 (a)	400,000	281,496
5.81%, 05/01/50 (a)	1,540,000	1,488,857
6.86%, 05/01/54 (a)(d)	590,000	647,672
3.83%, 03/01/59 (a)	100,000	67,745
3.95%, 08/01/59 (a)	300,000	205,092
5.93%, 05/01/60 (a)	950,000	912,627
7.01%, 05/01/64 (a)(d)	490,000	540,588
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	200,000	196,752
2.75%, 03/01/30 (a)	250,000	230,035
Carrier Global Corp.
2.49%, 02/15/27 (a)	89,000	86,024
2.72%, 02/15/30 (a)	625,000	577,875
2.70%, 02/15/31 (a)(d)	250,000	225,925
5.90%, 03/15/34 (a)	290,000	316,584
3.38%, 04/05/40 (a)	510,000	421,785
3.58%, 04/05/50 (a)(d)	500,000	394,855
6.20%, 03/15/54 (a)	149,000	172,342
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Caterpillar Financial Services Corp.
0.80%, 11/13/25	500,000	482,280
4.80%, 01/06/26	175,000	176,683
5.05%, 02/27/26	320,000	324,890
0.90%, 03/02/26	400,000	383,724
4.35%, 05/15/26	150,000	150,995
1.70%, 01/08/27	305,000	290,558
4.50%, 01/08/27	200,000	202,836
5.00%, 05/14/27	250,000	256,947
1.10%, 09/14/27	285,000	263,616
4.40%, 10/15/27	200,000	202,674
4.38%, 08/16/29	225,000	228,478
Caterpillar, Inc.
2.60%, 04/09/30 (a)	335,000	311,573
1.90%, 03/12/31 (a)	25,000	22,157
5.30%, 09/15/35	200,000	216,358
6.05%, 08/15/36	150,000	172,188
5.20%, 05/27/41	235,000	245,904
3.80%, 08/15/42	605,000	531,734
4.30%, 05/15/44 (a)	175,000	164,106
3.25%, 09/19/49 (a)	335,000	257,297
3.25%, 04/09/50 (a)	400,000	306,916
4.75%, 05/15/64 (a)	150,000	142,775
CNH Industrial Capital LLC
5.45%, 10/14/25	150,000	151,464
1.88%, 01/15/26 (a)	220,000	212,852
1.45%, 07/15/26 (a)	150,000	142,694
4.55%, 04/10/28 (a)	220,000	221,302
5.10%, 04/20/29 (a)	150,000	154,512
CNH Industrial NV
3.85%, 11/15/27 (a)	250,000	247,605
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	200,000	208,732
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	206,982
Deere & Co.
5.38%, 10/16/29	250,000	265,670
3.10%, 04/15/30 (a)	350,000	332,447
7.13%, 03/03/31	150,000	174,988
3.90%, 06/09/42 (a)	410,000	367,524
2.88%, 09/07/49 (a)	255,000	185,074
3.75%, 04/15/50 (a)	250,000	213,230
Dover Corp.
2.95%, 11/04/29 (a)	150,000	140,640
5.38%, 10/15/35	100,000	106,484
5.38%, 03/01/41 (a)	90,000	92,518
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	221,465
Eaton Corp.
3.10%, 09/15/27 (a)	200,000	195,448
4.35%, 05/18/28 (a)	25,000	25,332
4.00%, 11/02/32	330,000	324,763
4.15%, 03/15/33 (a)	300,000	296,580
4.15%, 11/02/42	300,000	274,995
3.92%, 09/15/47 (a)	100,000	85,888
4.70%, 08/23/52 (a)	200,000	193,402
Emerson Electric Co.
0.88%, 10/15/26 (a)	250,000	235,587
1.80%, 10/15/27 (a)	220,000	206,661
1.95%, 10/15/30 (a)	250,000	221,995
2.20%, 12/21/31 (a)	300,000	263,715
5.25%, 11/15/39	150,000	158,802
2.75%, 10/15/50 (a)	150,000	103,110
2.80%, 12/21/51 (a)	300,000	206,148

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flowserve Corp.
3.50%, 10/01/30 (a)	200,000	186,598
2.80%, 01/15/32 (a)	100,000	86,755
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	245,175
4.30%, 06/15/46 (a)	200,000	176,036
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	200,000	189,060
4.00%, 03/25/32 (a)	100,000	95,374
5.88%, 06/01/33 (a)	175,000	188,001
4.50%, 03/25/52 (a)	125,000	105,806
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	200,348
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	370,000	362,289
General Dynamics Corp.
1.15%, 06/01/26 (a)	150,000	143,481
2.13%, 08/15/26 (a)	150,000	145,223
3.50%, 04/01/27 (a)	200,000	198,164
2.63%, 11/15/27 (a)	150,000	144,521
3.75%, 05/15/28 (a)	300,000	297,942
3.63%, 04/01/30 (a)	300,000	293,370
2.25%, 06/01/31 (a)	150,000	133,484
4.25%, 04/01/40 (a)	250,000	234,075
2.85%, 06/01/41 (a)	125,000	96,858
3.60%, 11/15/42 (a)	175,000	147,949
4.25%, 04/01/50 (a)	195,000	176,413
General Electric Co.
6.75%, 03/15/32	500,000	574,485
5.88%, 01/14/38	200,000	219,590
6.88%, 01/10/39	100,000	120,333
4.35%, 05/01/50 (a)	340,000	309,611
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	154,919
5.35%, 08/01/33 (a)	150,000	156,042
Hexcel Corp.
4.20%, 02/15/27 (a)	75,000	73,678
Honeywell International, Inc.
2.50%, 11/01/26 (a)	480,000	467,506
1.10%, 03/01/27 (a)	275,000	257,741
4.65%, 07/30/27 (a)	400,000	408,152
4.95%, 02/15/28 (a)	150,000	155,388
4.25%, 01/15/29 (a)	250,000	253,600
2.70%, 08/15/29 (a)	250,000	236,315
4.88%, 09/01/29 (a)	75,000	77,756
4.70%, 02/01/30 (a)	250,000	257,040
1.95%, 06/01/30 (a)	300,000	268,464
1.75%, 09/01/31 (a)	450,000	386,523
4.95%, 09/01/31 (a)	140,000	146,590
4.75%, 02/01/32 (a)	150,000	154,515
5.00%, 02/15/33 (a)	350,000	366,166
4.50%, 01/15/34 (a)	290,000	292,746
5.00%, 03/01/35 (a)	335,000	348,742
5.70%, 03/15/36	225,000	248,755
5.70%, 03/15/37	150,000	165,415
3.81%, 11/21/47 (a)	200,000	168,612
2.80%, 06/01/50 (a)	250,000	177,872
5.25%, 03/01/54 (a)	500,000	521,735
5.35%, 03/01/64 (a)	100,000	105,683
Howmet Aerospace, Inc.
5.90%, 02/01/27	125,000	129,719
6.75%, 01/15/28	125,000	133,548
3.00%, 01/15/29 (a)	200,000	190,000
5.95%, 02/01/37	175,000	191,620
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	49,293
3.15%, 08/15/27 (a)	105,000	101,820
3.50%, 02/15/28 (a)	195,000	190,398
2.30%, 03/15/31 (a)	150,000	131,802
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	185,100
2.04%, 08/16/28 (a)	100,000	91,864
4.20%, 05/01/30 (a)	250,000	245,745
IDEX Corp.
3.00%, 05/01/30 (a)	450,000	417,195
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	345,000	337,196
4.88%, 09/15/41 (a)	185,000	185,903
3.90%, 09/01/42 (a)	350,000	308,910
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	200,000	205,090
5.40%, 08/14/28 (a)	150,000	156,339
5.18%, 06/15/29 (a)	220,000	227,700
5.31%, 06/15/31 (a)	150,000	156,981
5.70%, 08/14/33 (a)	250,000	268,015
5.45%, 06/15/34 (a)	200,000	210,650
5.70%, 06/15/54 (a)	125,000	133,570
John Deere Capital Corp.
4.80%, 01/09/26	350,000	353,395
0.70%, 01/15/26	200,000	191,838
5.05%, 03/03/26	200,000	202,992
4.75%, 06/08/26	235,000	238,323
2.65%, 06/10/26	210,000	205,565
1.05%, 06/17/26	350,000	333,641
2.25%, 09/14/26	400,000	387,900
1.70%, 01/11/27	20,000	19,026
4.85%, 03/05/27	220,000	224,569
1.75%, 03/09/27	150,000	142,410
2.80%, 09/08/27	350,000	339,059
4.15%, 09/15/27	250,000	251,937
3.05%, 01/06/28	350,000	340,462
4.75%, 01/20/28	325,000	332,917
1.50%, 03/06/28	160,000	147,557
4.95%, 07/14/28	400,000	413,184
4.50%, 01/16/29	250,000	254,750
3.45%, 03/07/29	400,000	391,124
3.35%, 04/18/29	145,000	141,303
2.80%, 07/18/29	400,000	378,956
2.45%, 01/09/30	300,000	277,995
4.70%, 06/10/30	400,000	412,344
4.90%, 03/07/31	245,000	254,376
2.00%, 06/17/31	200,000	174,742
4.40%, 09/08/31	350,000	352,702
3.90%, 06/07/32	350,000	341,649
5.15%, 09/08/33	150,000	158,465
5.10%, 04/11/34	325,000	340,428
5.05%, 06/12/34	225,000	235,006
Johnson Controls International PLC
3.90%, 02/14/26 (a)	283,000	281,081
6.00%, 01/15/36	92,000	100,838
4.63%, 07/02/44 (a)	145,000	133,367
4.50%, 02/15/47 (a)	110,000	98,726
4.95%, 07/02/64 (a)(e)	175,000	163,907
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	225,000	235,807
1.75%, 09/15/30 (a)	150,000	130,182
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	200,814
2.80%, 03/01/31 (a)	50,000	44,921

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	150,000	149,069
5.40%, 01/15/27	250,000	256,797
4.40%, 06/15/28 (a)	495,000	497,234
5.05%, 06/01/29 (a)	200,000	206,062
2.90%, 12/15/29 (a)	150,000	139,932
1.80%, 01/15/31 (a)	565,000	481,521
5.40%, 07/31/33 (a)	455,000	475,252
5.35%, 06/01/34 (a)	235,000	244,980
4.85%, 04/27/35 (a)	100,000	100,263
6.15%, 12/15/40	75,000	83,081
5.05%, 04/27/45 (a)	150,000	147,449
5.60%, 07/31/53 (a)	150,000	158,516
5.50%, 08/15/54 (a)	175,000	182,723
Lafarge SA
7.13%, 07/15/36	150,000	174,789
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	190,000	182,869
4.40%, 03/15/29 (a)	176,000	169,426
3.50%, 11/15/51 (a)	185,000	125,128
Lennox International, Inc.
1.70%, 08/01/27 (a)	130,000	121,471
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	250,000	248,337
5.10%, 11/15/27 (a)	450,000	465,988
4.50%, 02/15/29 (a)	175,000	178,246
1.85%, 06/15/30 (a)	270,000	239,142
3.90%, 06/15/32 (a)	300,000	294,054
5.25%, 01/15/33 (a)	250,000	266,327
4.75%, 02/15/34 (a)	300,000	307,761
3.60%, 03/01/35 (a)	150,000	139,791
4.50%, 05/15/36 (a)	125,000	125,035
6.15%, 09/01/36	200,000	229,878
5.72%, 06/01/40	160,000	174,758
4.07%, 12/15/42	400,000	363,248
3.80%, 03/01/45 (a)	350,000	302,039
4.70%, 05/15/46 (a)	425,000	415,909
2.80%, 06/15/50 (a)	310,000	215,673
4.09%, 09/15/52 (a)	400,000	349,988
4.15%, 06/15/53 (a)	225,000	198,585
5.70%, 11/15/54 (a)	275,000	307,681
4.30%, 06/15/62 (a)	410,000	363,764
5.90%, 11/15/63 (a)	200,000	231,536
5.20%, 02/15/64 (a)	200,000	207,220
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	25,000	24,558
3.50%, 12/15/27 (a)	200,000	196,104
2.50%, 03/15/30 (a)	150,000	136,929
2.40%, 07/15/31 (a)	300,000	262,377
4.25%, 12/15/47 (a)	175,000	151,800
3.20%, 07/15/51 (a)	250,000	179,865
Masco Corp.
1.50%, 02/15/28 (a)	150,000	136,724
2.00%, 10/01/30 (a)	300,000	261,696
4.50%, 05/15/47 (a)	175,000	155,612
3.13%, 02/15/51 (a)	115,000	79,778
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	160,000	168,789
3.63%, 05/15/30 (a)(c)	175,000	168,208
Nordson Corp.
5.80%, 09/15/33 (a)	150,000	162,008
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	325,000	318,594
3.25%, 01/15/28 (a)	450,000	437,391
4.60%, 02/01/29 (a)	245,000	248,832
4.40%, 05/01/30 (a)	240,000	241,606
4.70%, 03/15/33 (a)	250,000	253,922
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 06/01/34 (a)	200,000	204,696
5.15%, 05/01/40 (a)	150,000	152,684
5.05%, 11/15/40	100,000	100,250
4.75%, 06/01/43	250,000	241,205
3.85%, 04/15/45 (a)	200,000	169,308
4.03%, 10/15/47 (a)	650,000	559,897
5.25%, 05/01/50 (a)	300,000	306,894
4.95%, 03/15/53 (a)	250,000	244,817
5.20%, 06/01/54 (a)	400,000	407,852
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	150,291
2.75%, 11/15/31 (a)	100,000	86,828
5.65%, 05/15/33 (a)	150,000	156,171
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	100,581
3.10%, 03/01/30 (a)	100,000	92,766
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	200,000	191,248
5.25%, 08/16/28 (a)	200,000	207,260
2.57%, 02/15/30 (a)	450,000	412,335
3.11%, 02/15/40 (a)	265,000	213,033
3.36%, 02/15/50 (a)	250,000	189,460
Owens Corning
3.40%, 08/15/26 (a)	100,000	98,461
3.95%, 08/15/29 (a)	150,000	146,897
3.88%, 06/01/30 (a)	100,000	96,754
5.70%, 06/15/34 (a)	285,000	302,741
7.00%, 12/01/36	115,000	134,070
4.30%, 07/15/47 (a)	170,000	144,180
4.40%, 01/30/48 (a)	185,000	157,629
5.95%, 06/15/54 (a)	200,000	212,714
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	145,000	141,997
4.25%, 09/15/27 (a)	350,000	351,246
3.25%, 06/14/29 (a)	295,000	283,395
4.50%, 09/15/29 (a)	275,000	278,421
4.20%, 11/21/34 (a)	200,000	194,678
6.25%, 05/15/38	75,000	85,094
4.45%, 11/21/44 (a)	140,000	127,970
4.10%, 03/01/47 (a)	165,000	143,030
4.00%, 06/14/49 (a)	275,000	234,297
Pentair Finance SARL
4.50%, 07/01/29 (a)	280,000	279,110
Precision Castparts Corp.
3.90%, 01/15/43 (a)	175,000	152,817
4.38%, 06/15/45 (a)	89,000	82,190
Regal Rexnord Corp.
6.05%, 02/15/26	310,000	315,326
6.05%, 04/15/28 (a)	400,000	415,856
6.30%, 02/15/30 (a)	325,000	345,777
6.40%, 04/15/33 (a)	440,000	470,382
Republic Services, Inc.
0.88%, 11/15/25 (a)	100,000	96,221
2.90%, 07/01/26 (a)	200,000	195,996
3.38%, 11/15/27 (a)	300,000	294,036
3.95%, 05/15/28 (a)	125,000	124,394
4.88%, 04/01/29 (a)	250,000	257,172
5.00%, 11/15/29 (a)	100,000	103,611
2.30%, 03/01/30 (a)	200,000	181,630
1.45%, 02/15/31 (a)	275,000	230,719
1.75%, 02/15/32 (a)	250,000	208,085
5.00%, 12/15/33 (a)	150,000	154,758
5.00%, 04/01/34 (a)	250,000	257,680
5.20%, 11/15/34 (a)	100,000	104,467
6.20%, 03/01/40	100,000	112,727
5.70%, 05/15/41 (a)	75,000	79,727
3.05%, 03/01/50 (a)	150,000	108,372

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	175,000	170,894
1.75%, 08/15/31 (a)	150,000	127,379
4.20%, 03/01/49 (a)	160,000	142,802
2.80%, 08/15/61 (a)	235,000	147,094
RTX Corp.
5.00%, 02/27/26 (a)	250,000	252,660
2.65%, 11/01/26 (a)	200,000	194,250
5.75%, 11/08/26 (a)	400,000	412,592
3.50%, 03/15/27 (a)	335,000	330,203
3.13%, 05/04/27 (a)	350,000	341,614
7.20%, 08/15/27	50,000	54,228
4.13%, 11/16/28 (a)	875,000	872,874
7.50%, 09/15/29	150,000	171,274
2.25%, 07/01/30 (a)	250,000	224,697
6.00%, 03/15/31 (a)	300,000	326,793
1.90%, 09/01/31 (a)	375,000	319,271
2.38%, 03/15/32 (a)	25,000	21,723
5.15%, 02/27/33 (a)	350,000	364,045
6.10%, 03/15/34 (a)	525,000	580,099
5.40%, 05/01/35	225,000	238,246
6.05%, 06/01/36	150,000	166,567
6.13%, 07/15/38	160,000	178,992
4.45%, 11/16/38 (a)	200,000	190,852
5.70%, 04/15/40	150,000	160,791
4.88%, 10/15/40 (d)	150,000	147,263
4.70%, 12/15/41	150,000	142,815
4.50%, 06/01/42	1,010,000	941,269
4.80%, 12/15/43 (a)	125,000	119,434
4.15%, 05/15/45 (a)	175,000	153,213
3.75%, 11/01/46 (a)	375,000	307,444
4.35%, 04/15/47 (a)	270,000	240,486
4.05%, 05/04/47 (a)	185,000	157,894
4.63%, 11/16/48 (a)	490,000	454,450
3.13%, 07/01/50 (a)	350,000	250,869
2.82%, 09/01/51 (a)	325,000	217,896
3.03%, 03/15/52 (a)	360,000	251,770
5.38%, 02/27/53 (a)	200,000	206,200
6.40%, 03/15/54 (a)	500,000	591,145
Snap-on, Inc.
3.25%, 03/01/27 (a)	75,000	73,772
4.10%, 03/01/48 (a)	90,000	78,600
3.10%, 05/01/50 (a)	265,000	191,296
Sonoco Products Co.
4.45%, 09/01/26	100,000	100,045
2.25%, 02/01/27 (a)	10,000	9,539
4.60%, 09/01/29 (a)	200,000	199,152
3.13%, 05/01/30 (a)	230,000	214,376
2.85%, 02/01/32 (a)	140,000	122,522
5.00%, 09/01/34 (a)	200,000	197,392
5.75%, 11/01/40 (a)	155,000	161,380
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	148,046
6.27%, 03/06/26 (a)	100,000	99,976
6.00%, 03/06/28 (a)	125,000	131,838
4.25%, 11/15/28 (a)	150,000	149,856
2.30%, 03/15/30 (a)	265,000	236,929
3.00%, 05/15/32 (a)(c)	200,000	179,910
5.20%, 09/01/40	100,000	100,638
4.85%, 11/15/48 (a)	150,000	140,714
2.75%, 11/15/50 (a)	225,000	141,975
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	150,000	143,840
2.25%, 04/01/28 (a)	200,000	186,746
2.75%, 04/01/31 (a)	300,000	269,943
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Textron, Inc.
4.00%, 03/15/26 (a)	160,000	159,357
3.65%, 03/15/27 (a)	215,000	211,781
3.38%, 03/01/28 (a)	100,000	96,840
3.90%, 09/17/29 (a)	185,000	180,673
2.45%, 03/15/31 (a)	150,000	131,421
Timken Co.
4.50%, 12/15/28 (a)	150,000	150,041
4.13%, 04/01/32 (a)	50,000	48,176
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	200,000	197,106
5.25%, 03/03/33 (a)	200,000	210,334
5.10%, 06/13/34 (a)	150,000	156,449
4.65%, 11/01/44 (a)	100,000	94,782
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	300,000	295,989
5.75%, 06/15/43	150,000	162,291
4.30%, 02/21/48 (a)	150,000	133,004
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	120,000	114,612
5.25%, 10/01/54 (a)	100,000	96,101
Veralto Corp.
5.50%, 09/18/26 (a)	200,000	204,476
5.35%, 09/18/28 (a)	200,000	208,478
5.45%, 09/18/33 (a)	200,000	209,794
Vontier Corp.
1.80%, 04/01/26 (a)	150,000	143,661
2.40%, 04/01/28 (a)	155,000	142,713
2.95%, 04/01/31 (a)	200,000	174,408
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	199,546
3.50%, 06/01/30 (a)	265,000	253,730
4.50%, 06/15/47 (a)	200,000	180,188
4.70%, 03/01/48 (a)	130,000	120,708
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	200,776
3.50%, 05/01/29 (a)	304,000	296,093
2.60%, 02/01/30 (a)	200,000	184,852
2.20%, 01/15/32 (a)	250,000	214,852
3.20%, 06/01/32 (a)	100,000	91,494
5.00%, 03/01/34 (a)	200,000	205,468
3.05%, 04/01/50 (a)	175,000	124,507
2.95%, 01/15/52 (a)	300,000	206,358
Waste Management, Inc.
0.75%, 11/15/25 (a)	255,000	245,422
4.95%, 07/03/27 (a)	25,000	25,677
3.15%, 11/15/27 (a)	360,000	351,968
1.15%, 03/15/28 (a)	280,000	254,416
2.00%, 06/01/29 (a)	140,000	128,135
4.63%, 02/15/30 (a)	250,000	256,172
1.50%, 03/15/31 (a)	210,000	177,929
4.95%, 07/03/31 (a)	225,000	234,297
4.15%, 04/15/32 (a)	220,000	218,321
4.63%, 02/15/33 (a)	150,000	152,772
4.88%, 02/15/34 (a)(c)	375,000	386,977
4.10%, 03/01/45 (a)	150,000	133,404
4.15%, 07/15/49 (a)	315,000	280,293
2.50%, 11/15/50 (a)	250,000	164,013
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	250,000	245,722
4.70%, 09/15/28 (a)(g)	450,000	455,800
WW Grainger, Inc.
4.60%, 06/15/45 (a)	195,000	184,950
3.75%, 05/15/46 (a)	105,000	87,802
4.20%, 05/15/47 (a)	200,000	178,210

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xylem, Inc.
3.25%, 11/01/26 (a)	160,000	156,859
1.95%, 01/30/28 (a)	100,000	92,905
2.25%, 01/30/31 (a)	150,000	131,943
4.38%, 11/01/46 (a)	145,000	130,035
		110,265,974
Communications 2.0%
America Movil SAB de CV
3.63%, 04/22/29 (a)	325,000	315,068
2.88%, 05/07/30 (a)	275,000	253,853
6.38%, 03/01/35	250,000	280,498
6.13%, 11/15/37	125,000	137,494
6.13%, 03/30/40	650,000	706,946
4.38%, 07/16/42	365,000	330,635
4.38%, 04/22/49 (a)	470,000	420,556
American Tower Corp.
4.40%, 02/15/26 (a)	300,000	299,859
1.60%, 04/15/26 (a)	360,000	345,233
1.45%, 09/15/26 (a)	60,000	56,831
3.38%, 10/15/26 (a)	425,000	417,575
2.75%, 01/15/27 (a)	90,000	86,992
3.13%, 01/15/27 (a)	150,000	146,091
3.65%, 03/15/27 (a)	225,000	221,661
3.55%, 07/15/27 (a)	350,000	343,056
3.60%, 01/15/28 (a)	300,000	292,983
1.50%, 01/31/28 (a)	250,000	227,983
5.50%, 03/15/28 (a)	150,000	155,406
5.80%, 11/15/28 (a)	205,000	215,605
5.20%, 02/15/29 (a)	135,000	139,180
3.95%, 03/15/29 (a)	345,000	338,473
3.80%, 08/15/29 (a)	400,000	389,248
2.90%, 01/15/30 (a)	225,000	208,310
1.88%, 10/15/30 (a)	400,000	345,100
2.70%, 04/15/31 (a)	200,000	178,828
2.30%, 09/15/31 (a)	200,000	172,346
4.05%, 03/15/32 (a)	250,000	240,208
5.65%, 03/15/33 (a)	200,000	211,338
5.55%, 07/15/33 (a)	350,000	367,234
3.70%, 10/15/49 (a)	135,000	105,065
3.10%, 06/15/50 (a)	455,000	317,572
2.95%, 01/15/51 (a)	390,000	264,479
AT&T, Inc.
3.88%, 01/15/26 (a)	215,000	213,815
5.54%, 02/20/26 (a)	500,000	500,125
1.70%, 03/25/26 (a)	850,000	819,145
2.95%, 07/15/26 (a)	150,000	146,930
3.80%, 02/15/27 (a)	250,000	248,053
4.25%, 03/01/27 (a)	470,000	471,523
2.30%, 06/01/27 (a)	720,000	687,773
1.65%, 02/01/28 (a)	700,000	645,400
4.10%, 02/15/28 (a)	350,000	349,499
4.35%, 03/01/29 (a)	850,000	855,346
4.30%, 02/15/30 (a)	800,000	799,312
2.75%, 06/01/31 (a)	900,000	814,050
2.25%, 02/01/32 (a)	750,000	644,182
2.55%, 12/01/33 (a)	1,131,000	954,247
5.40%, 02/15/34 (a)	790,000	829,381
4.50%, 05/15/35 (a)	720,000	701,388
5.25%, 03/01/37 (a)	300,000	308,997
4.90%, 08/15/37 (a)	239,000	237,559
6.30%, 01/15/38	150,000	168,666
4.85%, 03/01/39 (a)	300,000	294,447
5.35%, 09/01/40	175,000	177,854
3.50%, 06/01/41 (a)	715,000	586,851
5.55%, 08/15/41	385,000	396,708
4.30%, 12/15/42 (a)	450,000	401,850
3.10%, 02/01/43 (a)	315,000	241,970
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 06/01/44 (a)	230,000	209,608
4.80%, 06/15/44 (a)	50,000	46,958
4.35%, 06/15/45 (a)	350,000	309,774
4.75%, 05/15/46 (a)	550,000	515,086
5.15%, 11/15/46 (a)	200,000	197,180
5.65%, 02/15/47 (a)	250,000	264,665
5.45%, 03/01/47 (a)	128,000	130,504
4.50%, 03/09/48 (a)	500,000	444,405
4.55%, 03/09/49 (a)	309,000	278,378
5.15%, 02/15/50 (a)	265,000	258,240
3.65%, 06/01/51 (a)	875,000	671,895
3.30%, 02/01/52 (a)	275,000	199,922
3.50%, 09/15/53 (a)	2,165,000	1,591,080
3.55%, 09/15/55 (a)	2,145,000	1,569,668
3.80%, 12/01/57 (a)	1,700,000	1,288,668
3.65%, 09/15/59 (a)	1,940,000	1,407,431
3.85%, 06/01/60 (a)	490,000	371,395
3.50%, 02/01/61 (a)	280,000	198,968
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	25,000	21,195
5.10%, 05/11/33 (a)	300,000	306,807
5.20%, 02/15/34 (a)	200,000	205,792
4.46%, 04/01/48 (a)	400,000	356,076
4.30%, 07/29/49 (a)	95,000	82,365
3.20%, 02/15/52 (a)	350,000	247,597
3.65%, 08/15/52 (a)	250,000	192,920
5.55%, 02/15/54 (a)	205,000	214,159
British Telecommunications PLC
5.13%, 12/04/28 (a)	225,000	231,257
9.63%, 12/15/30 (g)	700,000	884,261
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	330,000	339,494
3.75%, 02/15/28 (a)	265,000	254,458
4.20%, 03/15/28 (a)	315,000	306,656
2.25%, 01/15/29 (a)	420,000	373,876
5.05%, 03/30/29 (a)	375,000	373,447
6.10%, 06/01/29 (a)	400,000	414,392
2.80%, 04/01/31 (a)	450,000	385,128
2.30%, 02/01/32 (a)	315,000	254,044
4.40%, 04/01/33 (a)	285,000	261,331
6.65%, 02/01/34 (a)	265,000	277,171
6.55%, 06/01/34 (a)	450,000	467,865
6.38%, 10/23/35 (a)	600,000	613,338
5.38%, 04/01/38 (a)	260,000	237,994
3.50%, 06/01/41 (a)	470,000	330,236
3.50%, 03/01/42 (a)	430,000	299,443
6.48%, 10/23/45 (a)	1,000,000	964,140
5.38%, 05/01/47 (a)	730,000	613,266
5.75%, 04/01/48 (a)	720,000	628,999
5.13%, 07/01/49 (a)	365,000	293,350
4.80%, 03/01/50 (a)	795,000	608,445
3.70%, 04/01/51 (a)	630,000	402,104
3.90%, 06/01/52 (a)	700,000	458,962
5.25%, 04/01/53 (a)	430,000	351,280
6.83%, 10/23/55 (a)	160,000	159,773
3.85%, 04/01/61 (a)(c)	500,000	306,660
4.40%, 12/01/61 (a)	425,000	289,353
3.95%, 06/30/62 (a)	410,000	254,516
5.50%, 04/01/63 (a)	300,000	244,068
Comcast Corp.
3.95%, 10/15/25 (a)	840,000	837,833
5.25%, 11/07/25	210,000	212,352
3.15%, 03/01/26 (a)	500,000	493,235
2.35%, 01/15/27 (a)	450,000	433,912
3.30%, 02/01/27 (a)	380,000	374,182
3.30%, 04/01/27 (a)	225,000	221,420
5.35%, 11/15/27 (a)	200,000	208,120

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 02/15/28 (a)	500,000	485,565
3.55%, 05/01/28 (a)	292,000	286,595
4.15%, 10/15/28 (a)	1,200,000	1,202,088
4.55%, 01/15/29 (a)	140,000	142,418
2.65%, 02/01/30 (a)	525,000	486,145
3.40%, 04/01/30 (a)	500,000	479,850
4.25%, 10/15/30 (a)	425,000	424,299
1.95%, 01/15/31 (a)	475,000	412,490
1.50%, 02/15/31 (a)	505,000	426,190
5.50%, 11/15/32 (a)	360,000	385,618
4.25%, 01/15/33	550,000	540,881
4.65%, 02/15/33 (a)	300,000	304,599
7.05%, 03/15/33	210,000	245,729
4.80%, 05/15/33 (a)	300,000	306,123
5.30%, 06/01/34 (a)	350,000	368,697
4.20%, 08/15/34 (a)	350,000	338,817
5.65%, 06/15/35	300,000	322,989
4.40%, 08/15/35 (a)	230,000	224,561
6.50%, 11/15/35	210,000	241,120
3.20%, 07/15/36 (a)	375,000	322,504
6.95%, 08/15/37	50,000	59,542
3.90%, 03/01/38 (a)	375,000	339,045
4.60%, 10/15/38 (a)	300,000	291,990
3.25%, 11/01/39 (a)	465,000	380,700
3.75%, 04/01/40 (a)	350,000	303,408
4.65%, 07/15/42	150,000	141,605
4.75%, 03/01/44	125,000	119,025
4.60%, 08/15/45 (a)	250,000	233,320
3.40%, 07/15/46 (a)	400,000	310,068
4.00%, 08/15/47 (a)	271,000	228,299
3.97%, 11/01/47 (a)	598,000	499,886
4.00%, 03/01/48 (a)	300,000	251,904
4.70%, 10/15/48 (a)	550,000	520,982
4.00%, 11/01/49 (a)	650,000	543,036
3.45%, 02/01/50 (a)	550,000	416,295
2.80%, 01/15/51 (a)	525,000	348,810
2.89%, 11/01/51 (a)	1,458,000	979,659
2.45%, 08/15/52 (a)	460,000	280,480
4.05%, 11/01/52 (a)	318,000	264,535
5.35%, 05/15/53 (a)	490,000	501,608
5.65%, 06/01/54 (a)	200,000	213,770
2.94%, 11/01/56 (a)	1,743,000	1,140,027
4.95%, 10/15/58 (a)	325,000	312,903
2.65%, 08/15/62 (a)	375,000	222,769
2.99%, 11/01/63 (a)	1,350,000	857,844
5.50%, 05/15/64 (a)	390,000	403,373
Crown Castle, Inc.
4.45%, 02/15/26 (a)	325,000	324,997
3.70%, 06/15/26 (a)	250,000	247,130
1.05%, 07/15/26 (a)	250,000	235,965
4.00%, 03/01/27 (a)	200,000	198,668
2.90%, 03/15/27 (a)	180,000	174,182
3.65%, 09/01/27 (a)	385,000	377,581
5.00%, 01/11/28 (a)	265,000	269,738
3.80%, 02/15/28 (a)	300,000	294,588
4.80%, 09/01/28 (a)	25,000	25,303
4.30%, 02/15/29 (a)	165,000	163,649
5.60%, 06/01/29 (a)	200,000	209,154
3.10%, 11/15/29 (a)	175,000	163,741
3.30%, 07/01/30 (a)	250,000	233,873
2.25%, 01/15/31 (a)	350,000	303,565
2.10%, 04/01/31 (a)	300,000	256,752
2.50%, 07/15/31 (a)	275,000	239,586
5.10%, 05/01/33 (a)	210,000	212,747
5.80%, 03/01/34 (a)	200,000	212,378
5.20%, 09/01/34 (a)	200,000	202,832
2.90%, 04/01/41 (a)	450,000	334,611
4.75%, 05/15/47 (a)	150,000	136,712
5.20%, 02/15/49 (a)	125,000	120,333
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/49 (a)	160,000	129,723
4.15%, 07/01/50 (a)	50,000	41,582
3.25%, 01/15/51 (a)	255,000	182,022
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	1,150,000	1,389,177
9.25%, 06/01/32	50,000	64,075
Discovery Communications LLC
4.90%, 03/11/26 (a)	200,000	199,918
3.95%, 03/20/28 (a)	535,000	510,567
4.13%, 05/15/29 (a)	250,000	236,438
3.63%, 05/15/30 (a)	320,000	288,144
5.00%, 09/20/37 (a)	240,000	208,646
6.35%, 06/01/40	200,000	191,346
5.20%, 09/20/47 (a)	260,000	211,497
4.65%, 05/15/50 (a)	90,000	67,377
4.00%, 09/15/55 (a)	205,000	137,992
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	135,000	135,942
1.85%, 02/15/31 (a)	250,000	214,813
2.95%, 02/15/51 (a)	250,000	172,548
Fox Corp.
4.71%, 01/25/29 (a)	560,000	567,627
3.50%, 04/08/30 (a)	200,000	190,656
6.50%, 10/13/33 (a)	350,000	383,075
5.48%, 01/25/39 (a)	415,000	419,113
5.58%, 01/25/49 (a)	425,000	419,088
Grupo Televisa SAB
8.50%, 03/11/32	100,000	115,993
6.63%, 01/15/40	200,000	198,582
5.00%, 05/13/45 (a)	355,000	290,688
6.13%, 01/31/46 (a)(c)	250,000	240,663
5.25%, 05/24/49 (a)	200,000	172,336
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	305,055
2.40%, 03/01/31 (a)	200,000	175,128
5.40%, 10/01/48 (a)	230,000	226,543
Koninklijke KPN NV
8.38%, 10/01/30	235,000	281,751
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	800,000	793,696
4.60%, 05/15/28 (a)	455,000	466,725
4.30%, 08/15/29 (a)	150,000	152,348
4.80%, 05/15/30 (a)	250,000	260,218
4.55%, 08/15/31 (a)	300,000	306,831
3.85%, 08/15/32 (a)	910,000	885,485
4.95%, 05/15/33 (a)	500,000	524,480
4.75%, 08/15/34 (a)	650,000	663,734
4.45%, 08/15/52 (a)	800,000	738,456
5.60%, 05/15/53 (a)	650,000	705,341
5.40%, 08/15/54 (a)	1,000,000	1,047,620
4.65%, 08/15/62 (a)	455,000	424,033
5.75%, 05/15/63 (a)	500,000	548,345
5.55%, 08/15/64 (a)	850,000	901,578
NBCUniversal Media LLC
6.40%, 04/30/40	150,000	170,394
5.95%, 04/01/41	175,000	190,925
4.45%, 01/15/43	235,000	216,127
Netflix, Inc.
4.38%, 11/15/26	300,000	302,304
4.88%, 04/15/28	580,000	594,291
5.88%, 11/15/28	530,000	565,049
6.38%, 05/15/29	305,000	333,368
4.90%, 08/15/34 (a)	250,000	258,690
5.40%, 08/15/54 (a)	150,000	158,651

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	225,000	202,750
4.20%, 06/01/30 (a)	220,000	218,436
2.60%, 08/01/31 (a)	235,000	208,422
5.30%, 11/01/34 (a)	150,000	156,213
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	350,000	346,248
Orange SA
9.00%, 03/01/31	800,000	989,960
5.38%, 01/13/42	250,000	254,243
5.50%, 02/06/44 (a)	150,000	155,585
Paramount Global
2.90%, 01/15/27 (a)	135,000	129,267
3.38%, 02/15/28 (a)	160,000	150,750
3.70%, 06/01/28 (a)	155,000	147,176
4.20%, 06/01/29 (a)	239,000	226,959
7.88%, 07/30/30	270,000	295,372
4.95%, 01/15/31 (a)	270,000	255,382
4.20%, 05/19/32 (a)	325,000	288,645
5.50%, 05/15/33	120,000	112,061
6.88%, 04/30/36	325,000	329,085
5.90%, 10/15/40 (a)	150,000	133,923
4.85%, 07/01/42 (a)	145,000	115,404
4.38%, 03/15/43	435,000	322,200
5.85%, 09/01/43 (a)	375,000	326,970
5.25%, 04/01/44 (a)	120,000	96,169
4.90%, 08/15/44 (a)	180,000	139,037
4.60%, 01/15/45 (a)	200,000	148,626
4.95%, 05/19/50 (a)	305,000	235,311
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	240,000	237,377
2.90%, 11/15/26 (a)	140,000	136,122
3.20%, 03/15/27 (a)	360,000	350,737
5.00%, 02/15/29 (a)	420,000	428,812
3.80%, 03/15/32 (a)	550,000	511,027
5.30%, 02/15/34 (a)	300,000	305,331
7.50%, 08/15/38	100,000	120,259
4.50%, 03/15/42 (a)	200,000	179,830
4.50%, 03/15/43 (a)	200,000	176,818
5.45%, 10/01/43 (a)	200,000	199,568
5.00%, 03/15/44 (a)	350,000	332,528
4.30%, 02/15/48 (a)	215,000	180,447
4.35%, 05/01/49 (a)	300,000	253,476
3.70%, 11/15/49 (a)	345,000	260,382
4.55%, 03/15/52 (a)	575,000	498,651
Sprint Capital Corp.
6.88%, 11/15/28	700,000	764,274
8.75%, 03/15/32	575,000	714,639
Sprint LLC
7.63%, 03/01/26 (a)	450,000	464,647
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	250,000	252,500
3.70%, 04/14/27 (a)	250,000	246,843
5.40%, 06/12/29 (a)	100,000	103,774
4.00%, 04/14/32 (a)	275,000	263,827
TCI Communications, Inc.
7.88%, 02/15/26	240,000	251,426
7.13%, 02/15/28	110,000	120,141
Telefonica Emisiones SA
4.10%, 03/08/27	350,000	348,824
7.05%, 06/20/36	550,000	634,705
5.21%, 03/08/47	785,000	744,949
4.90%, 03/06/48	470,000	427,841
5.52%, 03/01/49 (a)	350,000	346,825
Telefonica Europe BV
8.25%, 09/15/30	400,000	471,540
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TELUS Corp.
2.80%, 02/16/27 (a)	190,000	183,401
3.70%, 09/15/27 (a)	150,000	147,393
3.40%, 05/13/32 (a)	250,000	228,918
4.60%, 11/16/48 (a)	200,000	176,600
4.30%, 06/15/49 (a)	260,000	217,121
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	325,000	373,353
Time Warner Cable LLC
6.55%, 05/01/37	415,000	411,543
7.30%, 07/01/38	380,000	402,644
6.75%, 06/15/39	440,000	440,550
5.88%, 11/15/40 (a)	360,000	326,246
5.50%, 09/01/41 (a)	325,000	282,685
4.50%, 09/15/42 (a)	375,000	288,056
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	400,000	384,872
2.25%, 02/15/26 (a)	525,000	510,489
2.63%, 04/15/26 (a)	325,000	316,885
3.75%, 04/15/27 (a)	1,200,000	1,185,900
5.38%, 04/15/27 (a)	150,000	151,392
4.75%, 02/01/28 (a)	495,000	496,005
2.05%, 02/15/28 (a)	600,000	558,930
4.95%, 03/15/28 (a)	300,000	306,960
4.80%, 07/15/28 (a)	275,000	280,310
2.63%, 02/15/29 (a)	350,000	326,329
2.40%, 03/15/29 (a)	300,000	276,678
3.38%, 04/15/29 (a)	800,000	768,064
3.88%, 04/15/30 (a)	1,750,000	1,702,347
2.55%, 02/15/31 (a)	775,000	691,098
2.88%, 02/15/31 (a)	325,000	295,565
3.50%, 04/15/31 (a)	975,000	918,869
2.25%, 11/15/31 (a)	535,000	461,930
2.70%, 03/15/32 (a)	300,000	264,780
5.20%, 01/15/33 (a)	275,000	285,079
5.05%, 07/15/33 (a)	465,000	476,857
5.75%, 01/15/34 (a)	325,000	349,433
5.15%, 04/15/34 (a)	300,000	309,288
4.38%, 04/15/40 (a)	525,000	484,848
3.00%, 02/15/41 (a)	600,000	461,112
4.50%, 04/15/50 (a)	905,000	805,875
3.30%, 02/15/51 (a)	875,000	635,442
3.40%, 10/15/52 (a)	925,000	677,710
5.65%, 01/15/53 (a)	540,000	567,983
5.75%, 01/15/54 (a)	500,000	532,075
6.00%, 06/15/54 (a)	320,000	352,573
5.50%, 01/15/55 (a)	200,000	207,180
3.60%, 11/15/60 (a)	545,000	396,231
5.80%, 09/15/62 (a)	285,000	302,716
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	300,000	295,659
1.85%, 07/30/26	225,000	216,806
2.95%, 06/15/27	300,000	292,359
7.00%, 03/01/32	180,000	211,106
4.38%, 08/16/41	150,000	139,059
4.13%, 12/01/41	245,000	220,532
4.13%, 06/01/44	280,000	247,850
3.00%, 07/30/46	150,000	109,344
Verizon Communications, Inc.
0.85%, 11/20/25 (a)	100,000	96,138
1.45%, 03/20/26 (a)	325,000	311,863
2.63%, 08/15/26	425,000	413,393
4.13%, 03/16/27	820,000	818,909
3.00%, 03/22/27 (a)	290,000	282,788
2.10%, 03/22/28 (a)	720,000	672,019
4.33%, 09/21/28	1,174,000	1,180,023
3.88%, 02/08/29 (a)	245,000	241,751
4.02%, 12/03/29 (a)	1,132,000	1,116,061

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 03/22/30 (a)	625,000	589,644
1.50%, 09/18/30 (a)	395,000	339,032
1.68%, 10/30/30 (a)	573,000	490,207
7.75%, 12/01/30	290,000	343,662
1.75%, 01/20/31 (a)	600,000	511,860
2.55%, 03/21/31 (a)	1,100,000	982,993
2.36%, 03/15/32 (a)	1,290,000	1,112,225
5.05%, 05/09/33 (a)	300,000	310,029
4.50%, 08/10/33	600,000	592,962
6.40%, 09/15/33	115,000	128,583
4.40%, 11/01/34 (a)	550,000	537,383
4.78%, 02/15/35 (a)	622,000	621,353
4.27%, 01/15/36	450,000	430,146
5.25%, 03/16/37	405,000	421,585
4.81%, 03/15/39	400,000	393,972
2.65%, 11/20/40 (a)	905,000	667,175
3.40%, 03/22/41 (a)	1,000,000	817,690
2.85%, 09/03/41 (a)	35,000	26,344
4.75%, 11/01/41	175,000	169,327
3.85%, 11/01/42 (a)	206,000	176,309
6.55%, 09/15/43	200,000	234,632
4.13%, 08/15/46	240,000	206,731
4.86%, 08/21/46	650,000	632,749
5.50%, 03/16/47	25,000	26,772
4.52%, 09/15/48	465,000	425,275
4.00%, 03/22/50 (a)	380,000	317,349
2.88%, 11/20/50 (a)	970,000	657,641
3.55%, 03/22/51 (a)	1,250,000	969,575
3.88%, 03/01/52 (a)	350,000	287,049
5.50%, 02/23/54 (a)	310,000	325,255
5.01%, 08/21/54	200,000	194,574
4.67%, 03/15/55	385,000	358,477
2.99%, 10/30/56 (a)	1,095,000	719,470
3.00%, 11/20/60 (a)	625,000	403,669
3.70%, 03/22/61 (a)	1,000,000	757,270
Vodafone Group PLC
7.88%, 02/15/30	200,000	233,656
6.25%, 11/30/32	135,000	150,312
6.15%, 02/27/37	430,000	474,350
5.00%, 05/30/38	200,000	200,272
4.38%, 02/19/43	275,000	254,034
5.25%, 05/30/48	400,000	394,440
4.88%, 06/19/49	500,000	458,395
4.25%, 09/17/50	475,000	396,416
5.63%, 02/10/53 (a)	200,000	203,822
5.75%, 06/28/54 (a)	500,000	517,900
5.13%, 06/19/59	115,000	107,127
5.75%, 02/10/63 (a)	100,000	101,079
5.88%, 06/28/64 (a)	300,000	309,624
Walt Disney Co.
3.70%, 10/15/25 (a)	160,000	159,389
1.75%, 01/13/26	450,000	437,332
3.38%, 11/15/26 (a)	200,000	197,532
3.70%, 03/23/27	175,000	174,356
2.20%, 01/13/28	300,000	284,835
2.00%, 09/01/29 (a)	625,000	568,444
3.80%, 03/22/30	425,000	418,327
2.65%, 01/13/31	700,000	639,359
6.55%, 03/15/33	100,000	114,911
6.20%, 12/15/34	200,000	227,820
6.40%, 12/15/35	275,000	316,206
6.15%, 03/01/37	105,000	118,313
6.65%, 11/15/37	350,000	413,658
4.63%, 03/23/40 (a)	250,000	247,323
3.50%, 05/13/40 (a)	525,000	447,678
6.15%, 02/15/41	175,000	198,429
5.40%, 10/01/43	110,000	115,422
4.75%, 09/15/44 (a)	185,000	178,669
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 10/15/45 (a)	135,000	132,859
7.75%, 12/01/45	100,000	134,639
4.75%, 11/15/46 (a)	125,000	119,991
2.75%, 09/01/49 (a)	635,000	432,892
4.70%, 03/23/50 (a)	500,000	485,750
3.60%, 01/13/51 (a)	790,000	631,968
3.80%, 05/13/60 (a)	475,000	378,589
Warnermedia Holdings, Inc.
6.41%, 03/15/26 (a)	290,000	290,110
3.76%, 03/15/27 (a)	1,175,000	1,136,448
4.05%, 03/15/29 (a)	475,000	450,162
4.28%, 03/15/32 (a)	1,350,000	1,199,664
5.05%, 03/15/42 (a)	1,225,000	1,001,744
5.14%, 03/15/52 (a)	1,975,000	1,524,226
5.39%, 03/15/62 (a)	890,000	681,900
Weibo Corp.
3.38%, 07/08/30 (a)	335,000	307,949
		167,440,493
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	700,000	684,026
2.13%, 02/09/31 (a)(c)	450,000	393,349
4.50%, 11/28/34 (a)	200,000	196,972
4.00%, 12/06/37 (a)	300,000	277,068
2.70%, 02/09/41 (a)	250,000	185,213
4.20%, 12/06/47 (a)	350,000	305,858
3.15%, 02/09/51 (a)	250,000	179,078
4.40%, 12/06/57 (a)	475,000	420,199
3.25%, 02/09/61 (a)	400,000	276,624
Amazon.com, Inc.
4.60%, 12/01/25	285,000	286,958
5.20%, 12/03/25 (a)	270,000	273,197
1.00%, 05/12/26 (a)	915,000	875,143
3.30%, 04/13/27 (a)	610,000	602,375
1.20%, 06/03/27 (a)	300,000	280,404
3.15%, 08/22/27 (a)	900,000	883,962
4.55%, 12/01/27 (a)	500,000	510,865
1.65%, 05/12/28 (a)	700,000	648,564
3.45%, 04/13/29 (a)	555,000	546,936
4.65%, 12/01/29 (a)	425,000	439,297
1.50%, 06/03/30 (a)	670,000	586,484
2.10%, 05/12/31 (a)	845,000	748,433
3.60%, 04/13/32 (a)	725,000	700,937
4.70%, 12/01/32 (a)	660,000	686,539
4.80%, 12/05/34 (a)	300,000	314,013
3.88%, 08/22/37 (a)	805,000	758,857
2.88%, 05/12/41 (a)	650,000	517,686
4.95%, 12/05/44 (a)	450,000	467,878
4.05%, 08/22/47 (a)	1,025,000	922,531
2.50%, 06/03/50 (a)	750,000	496,207
3.10%, 05/12/51 (a)	955,000	710,167
3.95%, 04/13/52 (a)	800,000	697,608
4.25%, 08/22/57 (a)	665,000	602,177
2.70%, 06/03/60 (a)	420,000	270,064
3.25%, 05/12/61 (a)	550,000	398,689
4.10%, 04/13/62 (a)	365,000	315,305
American Honda Finance Corp.
5.80%, 10/03/25	250,000	253,782
4.95%, 01/09/26	400,000	403,716
4.75%, 01/12/26	200,000	201,538
5.25%, 07/07/26	365,000	372,278
1.30%, 09/09/26	450,000	427,104
2.30%, 09/09/26	425,000	411,642
2.35%, 01/08/27	200,000	192,530
4.90%, 03/12/27	200,000	203,990
3.50%, 02/15/28	200,000	196,166

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 03/24/28	310,000	288,622
5.13%, 07/07/28	300,000	310,068
5.65%, 11/15/28	200,000	211,406
2.25%, 01/12/29	350,000	323,781
4.60%, 04/17/30	200,000	202,930
5.85%, 10/04/30	50,000	53,918
1.80%, 01/13/31	200,000	171,716
5.05%, 07/10/31	200,000	206,090
4.90%, 01/10/34	225,000	229,028
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	99,912
4.40%, 10/01/46 (a)	75,000	61,940
5.40%, 03/15/49 (a)	125,000	115,815
3.10%, 12/01/51 (a)	420,000	266,645
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (a)	295,000	264,187
4.15%, 05/01/52 (a)	300,000	232,869
Aptiv PLC/Aptiv Global Financing DAC
5.15%, 09/13/34 (a)	200,000	197,000
5.75%, 09/13/54 (a)	200,000	193,100
AutoNation, Inc.
3.80%, 11/15/27 (a)	250,000	243,568
1.95%, 08/01/28 (a)	65,000	58,705
4.75%, 06/01/30 (a)	200,000	199,496
2.40%, 08/01/31 (a)	150,000	127,392
3.85%, 03/01/32 (a)	165,000	152,227
AutoZone, Inc.
3.13%, 04/21/26 (a)	50,000	49,085
3.75%, 06/01/27 (a)	200,000	197,794
6.25%, 11/01/28 (a)	400,000	428,716
3.75%, 04/18/29 (a)	200,000	195,502
5.10%, 07/15/29 (a)	150,000	154,575
4.00%, 04/15/30 (a)	280,000	275,220
1.65%, 01/15/31 (a)	150,000	126,695
4.75%, 08/01/32 (a)	225,000	226,332
4.75%, 02/01/33 (a)	150,000	150,302
6.55%, 11/01/33 (a)	200,000	223,904
5.40%, 07/15/34 (a)	150,000	155,681
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	150,000	150,725
1.95%, 10/01/30 (a)	200,000	174,316
Block Financial LLC
5.25%, 10/01/25 (a)	155,000	155,384
2.50%, 07/15/28 (a)	150,000	139,358
3.88%, 08/15/30 (a)	200,000	191,472
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	300,000	298,227
3.55%, 03/15/28 (a)	220,000	216,795
4.63%, 04/13/30 (a)	500,000	511,935
BorgWarner, Inc.
2.65%, 07/01/27 (a)	325,000	312,406
4.95%, 08/15/29 (a)	150,000	152,594
5.40%, 08/15/34 (a)	150,000	153,210
4.38%, 03/15/45 (a)	150,000	127,761
California Endowment
2.50%, 04/01/51 (a)	135,000	89,654
CBRE Services, Inc.
4.88%, 03/01/26 (a)	175,000	175,826
2.50%, 04/01/31 (a)	385,000	337,125
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	125,000	118,565
3.70%, 01/15/31 (a)	245,000	226,684
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	550,000	540,600
1.60%, 04/20/30 (a)	400,000	353,428
1.75%, 04/20/32 (a)	450,000	383,377
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cummins, Inc.
4.90%, 02/20/29 (a)	150,000	155,157
1.50%, 09/01/30 (a)	250,000	216,725
5.15%, 02/20/34 (a)	200,000	210,492
4.88%, 10/01/43 (a)	100,000	98,324
2.60%, 09/01/50 (a)	320,000	208,454
5.45%, 02/20/54 (a)	285,000	301,627
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	153,348
4.55%, 02/15/48 (a)	120,000	103,712
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)(c)	235,000	211,904
4.10%, 01/15/52 (a)	200,000	153,168
Dollar General Corp.
4.15%, 11/01/25 (a)	214,000	212,744
3.88%, 04/15/27 (a)(c)	190,000	187,559
4.63%, 11/01/27 (a)	200,000	200,832
4.13%, 05/01/28 (a)	150,000	148,035
5.20%, 07/05/28 (a)	45,000	45,995
3.50%, 04/03/30 (a)	300,000	282,549
5.00%, 11/01/32 (a)(c)	230,000	228,818
5.45%, 07/05/33 (a)(c)	300,000	305,976
4.13%, 04/03/50 (a)	195,000	152,279
5.50%, 11/01/52 (a)	135,000	129,742
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	325,000	320,921
2.65%, 12/01/31 (a)	260,000	223,647
3.38%, 12/01/51 (a)	150,000	102,549
DR Horton, Inc.
2.60%, 10/15/25 (a)	210,000	206,033
1.40%, 10/15/27 (a)	225,000	208,508
eBay, Inc.
5.90%, 11/22/25 (a)	175,000	177,634
1.40%, 05/10/26 (a)	200,000	191,442
3.60%, 06/05/27 (a)	300,000	296,697
2.70%, 03/11/30 (a)	200,000	184,748
2.60%, 05/10/31 (a)	250,000	223,628
6.30%, 11/22/32 (a)	100,000	111,261
4.00%, 07/15/42 (a)	300,000	256,329
3.65%, 05/10/51 (a)	250,000	192,438
Expedia Group, Inc.
5.00%, 02/15/26 (a)	145,000	145,847
4.63%, 08/01/27 (a)	225,000	226,818
3.80%, 02/15/28 (a)	280,000	274,859
3.25%, 02/15/30 (a)	400,000	377,560
2.95%, 03/15/31 (a)	150,000	136,574
Ford Foundation
2.42%, 06/01/50 (a)	155,000	102,610
2.82%, 06/01/70 (a)	195,000	124,849
Ford Motor Co.
4.35%, 12/08/26 (a)	400,000	396,680
6.63%, 10/01/28	200,000	211,734
9.63%, 04/22/30 (a)	200,000	237,050
7.45%, 07/16/31	200,000	220,990
3.25%, 02/12/32 (a)	880,000	750,024
6.10%, 08/19/32 (a)	505,000	517,837
4.75%, 01/15/43	655,000	543,159
7.40%, 11/01/46	140,000	157,107
5.29%, 12/08/46 (a)	400,000	362,824
Ford Motor Credit Co. LLC
4.69%, 06/09/25 (a)	100,000	99,690
3.38%, 11/13/25 (a)	735,000	721,028
4.39%, 01/08/26	350,000	347,123
6.95%, 03/06/26 (a)	350,000	358,648
6.95%, 06/10/26 (a)	250,000	257,392
4.54%, 08/01/26 (a)	300,000	297,498
2.70%, 08/10/26 (a)	400,000	384,524

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 11/05/26	350,000	351,620
4.27%, 01/09/27 (a)	250,000	245,723
5.80%, 03/05/27 (a)	300,000	305,457
5.85%, 05/17/27 (a)	450,000	458,356
4.95%, 05/28/27 (a)	450,000	448,960
4.13%, 08/17/27 (a)	440,000	428,727
3.82%, 11/02/27 (a)	325,000	313,316
7.35%, 11/04/27 (a)	455,000	483,346
2.90%, 02/16/28 (a)	250,000	231,990
6.80%, 05/12/28 (a)	470,000	492,861
6.80%, 11/07/28 (a)	450,000	475,258
2.90%, 02/10/29 (a)	200,000	181,746
5.80%, 03/08/29 (a)	400,000	407,340
5.11%, 05/03/29 (a)	475,000	470,535
7.35%, 03/06/30 (a)	300,000	324,960
7.20%, 06/10/30 (a)	350,000	377,373
4.00%, 11/13/30 (a)	585,000	540,616
3.63%, 06/17/31 (a)	300,000	266,187
7.12%, 11/07/33 (a)	340,000	367,564
6.13%, 03/08/34 (a)	385,000	390,020
General Motors Co.
6.13%, 10/01/25 (a)	385,000	388,750
4.20%, 10/01/27 (a)	295,000	292,537
6.80%, 10/01/27 (a)	300,000	317,772
5.00%, 10/01/28 (a)	300,000	303,888
5.40%, 10/15/29 (a)	450,000	461,173
5.60%, 10/15/32 (a)(c)	375,000	387,802
5.00%, 04/01/35	300,000	291,078
6.60%, 04/01/36 (a)	355,000	383,318
5.15%, 04/01/38 (a)	375,000	359,501
6.25%, 10/02/43	450,000	462,739
5.20%, 04/01/45	355,000	324,083
6.75%, 04/01/46 (a)	225,000	244,553
5.40%, 04/01/48 (a)	225,000	207,716
5.95%, 04/01/49 (a)	270,000	267,970
General Motors Financial Co., Inc.
6.05%, 10/10/25	375,000	379,717
1.25%, 01/08/26 (a)	425,000	407,940
5.25%, 03/01/26 (a)	440,000	443,186
5.40%, 04/06/26	600,000	607,680
1.50%, 06/10/26 (a)	550,000	523,567
4.00%, 10/06/26 (a)	300,000	297,630
4.35%, 01/17/27 (a)	600,000	598,614
2.35%, 02/26/27 (a)	265,000	252,328
5.00%, 04/09/27 (a)	400,000	404,540
5.40%, 05/08/27	300,000	306,573
2.70%, 08/20/27 (a)	300,000	285,786
3.85%, 01/05/28 (a)	175,000	171,213
6.00%, 01/09/28 (a)	300,000	312,660
2.40%, 04/10/28 (a)	325,000	301,480
5.80%, 06/23/28 (a)	270,000	280,279
2.40%, 10/15/28 (a)	345,000	315,627
5.80%, 01/07/29 (a)	500,000	519,880
5.65%, 01/17/29 (a)	150,000	155,037
4.30%, 04/06/29 (a)	350,000	342,720
5.55%, 07/15/29 (a)	140,000	144,434
5.85%, 04/06/30 (a)	250,000	260,650
3.60%, 06/21/30 (a)	410,000	383,018
2.35%, 01/08/31 (a)	300,000	256,725
2.70%, 06/10/31 (a)	385,000	332,039
5.60%, 06/18/31 (a)	250,000	256,622
3.10%, 01/12/32 (a)	500,000	437,525
6.40%, 01/09/33 (a)	125,000	133,508
6.10%, 01/07/34 (a)	500,000	520,600
5.95%, 04/04/34 (a)	300,000	309,984
5.45%, 09/06/34 (a)	225,000	224,465
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Genuine Parts Co.
4.95%, 08/15/29 (a)	375,000	381,307
1.88%, 11/01/30 (a)	125,000	107,438
2.75%, 02/01/32 (a)	270,000	236,285
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	325,000	326,566
5.75%, 06/01/28 (a)	290,000	297,981
5.30%, 01/15/29 (a)	225,000	229,093
4.00%, 01/15/30 (a)	200,000	190,852
4.00%, 01/15/31 (a)	200,000	187,722
3.25%, 01/15/32 (a)	200,000	177,106
6.75%, 12/01/33 (a)	150,000	165,264
6.25%, 09/15/54 (a)	50,000	52,874
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	125,000	108,669
Home Depot, Inc.
5.10%, 12/24/25	150,000	152,001
3.00%, 04/01/26 (a)	400,000	394,480
5.15%, 06/25/26	465,000	474,616
2.13%, 09/15/26 (a)	300,000	290,262
4.95%, 09/30/26 (a)	325,000	331,783
2.50%, 04/15/27 (a)	240,000	232,075
2.88%, 04/15/27 (a)	245,000	239,316
4.88%, 06/25/27 (a)	250,000	256,535
2.80%, 09/14/27 (a)	150,000	145,790
0.90%, 03/15/28 (a)	275,000	248,985
1.50%, 09/15/28 (a)	325,000	296,624
3.90%, 12/06/28 (a)	300,000	299,259
4.90%, 04/15/29 (a)	300,000	310,971
2.95%, 06/15/29 (a)	650,000	620,860
4.75%, 06/25/29 (a)	300,000	309,483
2.70%, 04/15/30 (a)	550,000	512,105
1.38%, 03/15/31 (a)	425,000	358,003
4.85%, 06/25/31 (a)	275,000	285,167
1.88%, 09/15/31 (a)	300,000	258,456
3.25%, 04/15/32 (a)	400,000	374,568
4.50%, 09/15/32 (a)	300,000	306,945
4.95%, 06/25/34 (a)	450,000	467,946
5.88%, 12/16/36	850,000	952,646
3.30%, 04/15/40 (a)	510,000	426,911
5.40%, 09/15/40 (a)	206,000	218,700
5.95%, 04/01/41 (a)	250,000	281,517
4.20%, 04/01/43 (a)	250,000	228,670
4.88%, 02/15/44 (a)	200,000	199,228
4.40%, 03/15/45 (a)	325,000	303,306
4.25%, 04/01/46 (a)	425,000	386,805
3.90%, 06/15/47 (a)	360,000	308,117
4.50%, 12/06/48 (a)	350,000	327,351
3.13%, 12/15/49 (a)	410,000	302,928
3.35%, 04/15/50 (a)	400,000	307,652
2.38%, 03/15/51 (a)	400,000	251,412
2.75%, 09/15/51 (a)	250,000	169,513
3.63%, 04/15/52 (a)	475,000	382,361
4.95%, 09/15/52 (a)	300,000	299,898
5.30%, 06/25/54 (a)	400,000	421,020
3.50%, 09/15/56 (a)	462,000	356,493
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	193,200
2.97%, 03/10/32 (a)	225,000	205,412
Hyatt Hotels Corp.
4.85%, 03/15/26 (a)	280,000	281,019
5.75%, 01/30/27 (a)	175,000	179,380
4.38%, 09/15/28 (a)	200,000	199,224
5.75%, 04/23/30 (a)(e)	160,000	167,651

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JD.com, Inc.
3.88%, 04/29/26	200,000	198,342
3.38%, 01/14/30 (a)(c)	200,000	190,252
4.13%, 01/14/50 (a)	190,000	162,617
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	350,000	342,552
5.90%, 06/01/27 (a)	100,000	102,765
3.90%, 08/08/29 (a)	235,000	224,155
6.00%, 08/15/29 (a)	140,000	145,526
6.20%, 08/15/34 (a)	190,000	199,014
Lear Corp.
3.80%, 09/15/27 (a)	150,000	147,486
4.25%, 05/15/29 (a)	225,000	221,893
2.60%, 01/15/32 (a)	100,000	85,186
5.25%, 05/15/49 (a)	250,000	234,370
3.55%, 01/15/52 (a)	115,000	81,173
Lennar Corp.
5.25%, 06/01/26 (a)	240,000	242,239
5.00%, 06/15/27 (a)	100,000	101,646
4.75%, 11/29/27 (a)	250,000	253,302
LKQ Corp.
5.75%, 06/15/28 (a)	280,000	290,662
6.25%, 06/15/33 (a)	200,000	212,266
Lowe's Cos., Inc.
4.80%, 04/01/26 (a)	105,000	105,877
2.50%, 04/15/26 (a)	450,000	439,708
3.10%, 05/03/27 (a)	510,000	497,495
1.30%, 04/15/28 (a)	350,000	317,845
1.70%, 09/15/28 (a)	200,000	182,338
6.50%, 03/15/29	201,000	220,372
3.65%, 04/05/29 (a)	572,000	558,381
4.50%, 04/15/30 (a)	515,000	521,875
1.70%, 10/15/30 (a)	345,000	297,048
2.63%, 04/01/31 (a)	525,000	472,379
3.75%, 04/01/32 (a)	545,000	520,677
5.00%, 04/15/33 (a)	425,000	438,625
5.00%, 04/15/40 (a)	125,000	123,740
4.65%, 04/15/42 (a)	200,000	188,270
4.38%, 09/15/45 (a)	150,000	133,140
3.70%, 04/15/46 (a)	475,000	378,594
4.05%, 05/03/47 (a)	450,000	378,031
4.55%, 04/05/49 (a)	180,000	160,391
5.13%, 04/15/50 (a)	165,000	161,707
3.00%, 10/15/50 (a)	395,000	268,754
3.50%, 04/01/51 (a)	175,000	129,824
4.25%, 04/01/52 (a)	405,000	343,104
5.63%, 04/15/53 (a)	425,000	442,837
5.75%, 07/01/53 (a)	150,000	158,609
4.45%, 04/01/62 (a)	405,000	343,622
5.80%, 09/15/62 (a)	300,000	314,676
5.85%, 04/01/63 (a)	150,000	158,981
Magna International, Inc.
4.15%, 10/01/25 (a)	300,000	299,211
5.98%, 03/21/26 (a)	135,000	134,968
2.45%, 06/15/30 (a)	125,000	113,068
5.50%, 03/21/33 (a)	200,000	212,850
Marriott International, Inc.
3.75%, 10/01/25 (a)(c)	190,000	188,801
3.13%, 06/15/26 (a)	300,000	294,465
5.45%, 09/15/26 (a)	50,000	51,265
5.00%, 10/15/27 (a)	250,000	255,215
5.55%, 10/15/28 (a)	250,000	261,772
4.65%, 12/01/28 (a)	175,000	176,768
4.88%, 05/15/29 (a)	150,000	153,027
4.80%, 03/15/30 (a)	150,000	152,223
4.63%, 06/15/30 (a)	500,000	504,890
2.85%, 04/15/31 (a)	325,000	292,789
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 10/15/32 (a)	485,000	444,231
5.30%, 05/15/34 (a)	300,000	309,369
5.35%, 03/15/35 (a)	300,000	307,617
McDonald's Corp.
3.70%, 01/30/26 (a)	645,000	641,356
3.50%, 03/01/27 (a)	250,000	247,067
3.50%, 07/01/27 (a)	250,000	246,592
3.80%, 04/01/28 (a)	350,000	346,874
4.80%, 08/14/28 (a)	150,000	154,011
2.63%, 09/01/29 (a)	300,000	281,313
2.13%, 03/01/30 (a)	275,000	247,857
3.60%, 07/01/30 (a)	350,000	339,843
4.60%, 09/09/32 (a)	290,000	295,176
4.95%, 08/14/33 (a)	90,000	93,648
4.70%, 12/09/35 (a)	300,000	303,492
6.30%, 10/15/37	280,000	319,729
6.30%, 03/01/38	250,000	285,660
5.70%, 02/01/39	128,000	139,365
3.70%, 02/15/42	150,000	126,423
3.63%, 05/01/43	215,000	177,601
4.60%, 05/26/45 (a)	100,000	93,663
4.88%, 12/09/45 (a)	525,000	510,562
4.45%, 03/01/47 (a)	340,000	310,576
4.45%, 09/01/48 (a)	255,000	232,111
3.63%, 09/01/49 (a)	545,000	429,711
4.20%, 04/01/50 (a)	165,000	142,784
5.15%, 09/09/52 (a)	250,000	250,835
5.45%, 08/14/53 (a)	305,000	318,301
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	96,457
2.50%, 01/15/31 (a)	100,000	88,889
6.00%, 01/15/43 (a)	200,000	213,378
3.97%, 08/06/61 (a)	100,000	86,562
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	450,000	545,580
Meritage Homes Corp.
5.13%, 06/06/27 (a)	90,000	90,912
Nature Conservancy
3.96%, 03/01/52 (a)	195,000	170,448
NIKE, Inc.
2.38%, 11/01/26 (a)	310,000	300,762
2.75%, 03/27/27 (a)	250,000	243,685
2.85%, 03/27/30 (a)	500,000	471,325
3.25%, 03/27/40 (a)	300,000	252,054
3.63%, 05/01/43 (a)	115,000	98,486
3.88%, 11/01/45 (a)	255,000	222,513
3.38%, 11/01/46 (a)	150,000	120,179
3.38%, 03/27/50 (a)	450,000	355,032
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	231,793
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	200,000	197,910
5.75%, 11/20/26 (a)	200,000	206,298
3.60%, 09/01/27 (a)	250,000	246,260
4.35%, 06/01/28 (a)	209,000	209,675
3.90%, 06/01/29 (a)	260,000	255,944
1.75%, 03/15/31 (a)	250,000	212,040
5.00%, 08/19/34 (a)	150,000	151,859
PACCAR Financial Corp.
4.95%, 10/03/25	205,000	206,620
4.45%, 03/30/26	150,000	151,079
1.10%, 05/11/26	250,000	238,913
5.20%, 11/09/26	150,000	154,085
5.00%, 05/13/27	150,000	154,188
4.45%, 08/06/27	200,000	203,180
4.60%, 01/10/28	100,000	101,826

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 01/31/29 (c)	200,000	205,234
5.00%, 03/22/34	100,000	104,518
PulteGroup, Inc.
5.00%, 01/15/27 (a)	160,000	162,232
7.88%, 06/15/32	60,000	71,775
6.38%, 05/15/33	140,000	154,213
6.00%, 02/15/35	100,000	107,674
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	200,000	187,008
Rockefeller Foundation
2.49%, 10/01/50 (a)	345,000	232,047
Ross Stores, Inc.
0.88%, 04/15/26 (a)	150,000	142,461
1.88%, 04/15/31 (a)	160,000	136,557
Sands China Ltd.
3.80%, 01/08/26 (a)(e)	200,000	196,502
2.30%, 03/08/27 (a)(e)	200,000	187,316
5.40%, 08/08/28 (a)(e)	300,000	302,952
2.85%, 03/08/29 (a)(e)	220,000	199,861
4.38%, 06/18/30 (a)(e)	350,000	335,587
3.25%, 08/08/31 (a)(e)	365,000	321,087
Starbucks Corp.
4.75%, 02/15/26	250,000	251,875
4.85%, 02/08/27 (a)	250,000	254,080
2.00%, 03/12/27 (a)	200,000	190,720
3.50%, 03/01/28 (a)	150,000	147,450
4.00%, 11/15/28 (a)	250,000	249,237
3.55%, 08/15/29 (a)	300,000	292,659
2.25%, 03/12/30 (a)	370,000	334,336
2.55%, 11/15/30 (a)	375,000	339,622
3.00%, 02/14/32 (a)	300,000	273,570
4.80%, 02/15/33 (a)	180,000	184,572
5.00%, 02/15/34 (a)	150,000	154,457
4.30%, 06/15/45 (a)	125,000	110,360
3.75%, 12/01/47 (a)	185,000	148,331
4.50%, 11/15/48 (a)	250,000	225,558
4.45%, 08/15/49 (a)	305,000	271,432
3.35%, 03/12/50 (a)	230,000	169,009
3.50%, 11/15/50 (a)	400,000	305,188
Tapestry, Inc.
7.00%, 11/27/26	400,000	414,384
4.13%, 07/15/27 (a)	195,000	191,948
7.35%, 11/27/28 (a)	285,000	299,581
3.05%, 03/15/32 (a)	345,000	295,323
7.85%, 11/27/33 (a)	360,000	389,736
Target Corp.
2.50%, 04/15/26	250,000	245,933
1.95%, 01/15/27 (a)	300,000	288,306
3.38%, 04/15/29 (a)	375,000	366,495
2.35%, 02/15/30 (a)	300,000	275,673
2.65%, 09/15/30 (a)	195,000	181,553
4.50%, 09/15/32 (a)	360,000	365,562
4.40%, 01/15/33 (a)	150,000	151,491
6.50%, 10/15/37	100,000	117,524
7.00%, 01/15/38	100,000	122,737
4.00%, 07/01/42	350,000	317,716
3.63%, 04/15/46	200,000	164,892
3.90%, 11/15/47 (a)	200,000	170,118
2.95%, 01/15/52 (a)	300,000	212,838
4.80%, 01/15/53 (a)(c)	260,000	255,830
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	387,700
1.15%, 05/15/28 (a)	100,000	90,653
3.88%, 04/15/30 (a)	250,000	247,190
4.50%, 04/15/50 (a)	135,000	127,890
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	175,000	175,070
4.88%, 03/15/27 (a)	250,000	251,702
3.80%, 11/01/29 (a)	100,000	97,018
Toyota Motor Corp.
1.34%, 03/25/26 (a)	300,000	288,348
3.67%, 07/20/28	250,000	247,917
2.76%, 07/02/29	220,000	208,569
5.12%, 07/13/33 (a)	370,000	396,263
Toyota Motor Credit Corp.
0.80%, 10/16/25	600,000	579,756
5.40%, 11/10/25	100,000	101,385
4.80%, 01/05/26	200,000	201,890
0.80%, 01/09/26	300,000	287,961
4.45%, 05/18/26	510,000	513,968
1.13%, 06/18/26	250,000	238,405
4.55%, 08/07/26	200,000	202,176
5.00%, 08/14/26	75,000	76,413
5.40%, 11/20/26	300,000	308,682
3.20%, 01/11/27	450,000	442,885
5.00%, 03/19/27	250,000	256,287
3.05%, 03/22/27	550,000	539,286
1.15%, 08/13/27	400,000	370,092
4.55%, 09/20/27	360,000	365,893
5.45%, 11/10/27	125,000	130,304
3.05%, 01/11/28	250,000	242,555
4.63%, 01/12/28	325,000	331,220
1.90%, 04/06/28	195,000	181,592
5.25%, 09/11/28	250,000	260,430
4.65%, 01/05/29	250,000	255,342
3.65%, 01/08/29	255,000	251,198
5.05%, 05/16/29	250,000	259,485
2.15%, 02/13/30	250,000	225,843
3.38%, 04/01/30	400,000	383,912
5.55%, 11/20/30	300,000	320,727
1.65%, 01/10/31	315,000	270,150
5.10%, 03/21/31	255,000	265,764
1.90%, 09/12/31	175,000	149,811
4.70%, 01/12/33	250,000	255,082
4.80%, 01/05/34	225,000	229,435
Tractor Supply Co.
1.75%, 11/01/30 (a)	200,000	172,644
5.25%, 05/15/33 (a)	200,000	208,350
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	350,000	348,862
4.80%, 09/15/34 (a)	450,000	449,766
5.35%, 09/15/54 (a)	200,000	198,598
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	50,000	53,579
VICI Properties LP
4.75%, 02/15/28 (a)	560,000	562,604
4.95%, 02/15/30 (a)	300,000	302,091
5.13%, 05/15/32 (a)	430,000	432,442
5.63%, 05/15/52 (a)	250,000	244,943
6.13%, 04/01/54 (a)	150,000	157,476
Walmart, Inc.
3.05%, 07/08/26 (a)	100,000	98,905
1.05%, 09/17/26 (a)	175,000	166,292
5.88%, 04/05/27	100,000	105,160
3.95%, 09/09/27 (a)	100,000	100,747
3.70%, 06/26/28 (a)	550,000	549,972
1.50%, 09/22/28 (a)	235,000	216,043
3.25%, 07/08/29 (a)	350,000	344,253
2.38%, 09/24/29 (a)	150,000	140,877
7.55%, 02/15/30	250,000	296,435
4.00%, 04/15/30 (a)	30,000	30,378
1.80%, 09/22/31 (a)	690,000	600,203

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 09/09/32 (a)	600,000	607,734
4.10%, 04/15/33 (a)	365,000	366,460
5.25%, 09/01/35	585,000	636,123
6.50%, 08/15/37	240,000	289,486
6.20%, 04/15/38	320,000	376,547
3.95%, 06/28/38 (a)	385,000	370,120
5.63%, 04/01/40	270,000	301,498
5.00%, 10/25/40	150,000	156,453
5.63%, 04/15/41	175,000	195,193
2.50%, 09/22/41 (a)	450,000	337,612
4.00%, 04/11/43 (a)	225,000	206,944
4.30%, 04/22/44 (a)	200,000	190,796
3.63%, 12/15/47 (a)	150,000	126,026
4.05%, 06/29/48 (a)	560,000	505,092
2.95%, 09/24/49 (a)	200,000	148,014
2.65%, 09/22/51 (a)	285,000	196,043
4.50%, 04/15/53 (a)	495,000	478,318
		147,100,240
Consumer Non-Cyclical 3.8%
Abbott Laboratories
3.75%, 11/30/26 (a)	503,000	502,854
1.15%, 01/30/28 (a)	150,000	137,820
1.40%, 06/30/30 (a)	100,000	87,464
4.75%, 11/30/36 (a)	500,000	513,535
6.15%, 11/30/37	150,000	173,706
6.00%, 04/01/39	160,000	184,941
5.30%, 05/27/40	195,000	210,588
4.75%, 04/15/43 (a)	200,000	202,698
4.90%, 11/30/46 (a)	925,000	943,509
AbbVie, Inc.
3.20%, 05/14/26 (a)	590,000	582,601
2.95%, 11/21/26 (a)	1,100,000	1,077,142
4.80%, 03/15/27 (a)	685,000	698,419
4.25%, 11/14/28 (a)	535,000	540,869
4.80%, 03/15/29 (a)	700,000	720,790
3.20%, 11/21/29 (a)	1,520,000	1,454,230
4.95%, 03/15/31 (a)	550,000	571,950
5.05%, 03/15/34 (a)	1,040,000	1,087,060
4.55%, 03/15/35 (a)	575,000	575,788
4.50%, 05/14/35 (a)	730,000	727,963
4.30%, 05/14/36 (a)	300,000	291,960
4.05%, 11/21/39 (a)	1,170,000	1,081,419
4.63%, 10/01/42 (a)	190,000	182,651
4.40%, 11/06/42	750,000	707,872
5.35%, 03/15/44 (a)	200,000	211,162
4.85%, 06/15/44 (a)	290,000	286,940
4.75%, 03/15/45 (a)	218,000	212,354
4.70%, 05/14/45 (a)	735,000	711,237
4.45%, 05/14/46 (a)	560,000	523,298
4.88%, 11/14/48 (a)	500,000	492,670
4.25%, 11/21/49 (a)	1,675,000	1,500,482
5.40%, 03/15/54 (a)	850,000	902,062
5.50%, 03/15/64 (a)	425,000	454,015
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	150,000	103,725
Adventist Health System
2.95%, 03/01/29 (a)	125,000	116,266
5.43%, 03/01/32 (a)	100,000	102,810
5.76%, 12/01/34 (a)	115,000	119,844
3.63%, 03/01/49 (a)	135,000	101,894
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	98,963
2.21%, 06/15/30 (a)	75,000	67,417
4.27%, 08/15/48 (a)	120,000	109,201
3.39%, 10/15/49 (a)	150,000	120,540
3.01%, 06/15/50 (a)	100,000	72,951
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	350,000	325,510
2.30%, 03/12/31 (a)	275,000	241,359
4.75%, 09/09/34 (a)	200,000	199,712
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	165,620
AHS Hospital Corp.
5.02%, 07/01/45	120,000	121,756
2.78%, 07/01/51 (a)	150,000	104,121
Allina Health System
3.89%, 04/15/49 (a)	140,000	116,838
2.90%, 11/15/51 (a)	165,000	112,774
Altria Group, Inc.
4.40%, 02/14/26 (a)	250,000	249,855
2.63%, 09/16/26 (a)	150,000	145,499
6.20%, 11/01/28 (a)	100,000	106,562
4.80%, 02/14/29 (a)	685,000	693,521
3.40%, 05/06/30 (a)	290,000	274,088
2.45%, 02/04/32 (a)	560,000	478,184
5.80%, 02/14/39 (a)	450,000	473,535
3.40%, 02/04/41 (a)	425,000	331,636
4.25%, 08/09/42	275,000	236,492
4.50%, 05/02/43	200,000	177,028
5.38%, 01/31/44	600,000	606,060
3.88%, 09/16/46 (a)	505,000	395,011
5.95%, 02/14/49 (a)	780,000	819,140
4.45%, 05/06/50 (a)	160,000	134,522
3.70%, 02/04/51 (a)	400,000	295,868
4.00%, 02/04/61 (a)	200,000	152,916
Amgen, Inc.
5.51%, 03/02/26 (a)	450,000	450,198
2.60%, 08/19/26 (a)	400,000	389,168
2.20%, 02/21/27 (a)	475,000	454,931
3.20%, 11/02/27 (a)	200,000	194,840
5.15%, 03/02/28 (a)	1,050,000	1,081,888
1.65%, 08/15/28 (a)	450,000	409,914
3.00%, 02/22/29 (a)	250,000	238,980
4.05%, 08/18/29 (a)	445,000	441,694
2.45%, 02/21/30 (a)	400,000	365,680
5.25%, 03/02/30 (a)	750,000	782,385
2.30%, 02/25/31 (a)	480,000	425,371
2.00%, 01/15/32 (a)	300,000	254,943
3.35%, 02/22/32 (a)	360,000	335,516
4.20%, 03/01/33 (a)	260,000	252,873
5.25%, 03/02/33 (a)	1,250,000	1,301,650
6.38%, 06/01/37	50,000	56,759
6.40%, 02/01/39	225,000	253,996
3.15%, 02/21/40 (a)	500,000	399,550
5.75%, 03/15/40	100,000	106,630
2.80%, 08/15/41 (a)	200,000	151,650
4.95%, 10/01/41	125,000	122,281
5.15%, 11/15/41 (a)	221,000	221,475
5.65%, 06/15/42 (a)	115,000	120,358
5.60%, 03/02/43 (a)	750,000	787,440
4.40%, 05/01/45 (a)	650,000	584,057
4.56%, 06/15/48 (a)	400,000	362,796
3.38%, 02/21/50 (a)	650,000	495,352
4.66%, 06/15/51 (a)	1,000,000	916,490
3.00%, 01/15/52 (a)	370,000	261,997
4.20%, 02/22/52 (a)	275,000	234,446
4.88%, 03/01/53 (a)	300,000	282,444
5.65%, 03/02/53 (a)	1,205,000	1,268,985
2.77%, 09/01/53 (a)	322,000	209,680
4.40%, 02/22/62 (a)	425,000	363,528
5.75%, 03/02/63 (a)	780,000	823,485

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	50,000	49,760
4.70%, 02/01/36 (a)	1,615,000	1,621,993
4.90%, 02/01/46 (a)	2,660,000	2,621,111
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	257,000	258,532
4.63%, 02/01/44	310,000	297,231
4.90%, 02/01/46 (a)	475,000	467,590
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	455,000	456,301
4.75%, 01/23/29 (a)	1,425,000	1,462,791
3.50%, 06/01/30 (a)	555,000	538,766
4.90%, 01/23/31 (a)	375,000	390,412
5.00%, 06/15/34 (a)	300,000	312,768
5.88%, 06/15/35	115,000	127,062
4.38%, 04/15/38 (a)	265,000	255,624
8.20%, 01/15/39	420,000	565,127
5.45%, 01/23/39 (a)	565,000	604,900
8.00%, 11/15/39	125,000	165,595
4.35%, 06/01/40 (a)	400,000	378,188
4.95%, 01/15/42	490,000	490,544
4.60%, 04/15/48 (a)	300,000	285,660
4.44%, 10/06/48 (a)	485,000	449,420
5.55%, 01/23/49 (a)	1,200,000	1,295,112
4.50%, 06/01/50 (a)	55,000	52,631
4.75%, 04/15/58 (a)	450,000	433,035
5.80%, 01/23/59 (a)	600,000	676,464
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	450,000	437,854
3.25%, 03/27/30 (a)	450,000	429,570
2.90%, 03/01/32 (a)	85,000	77,093
5.38%, 09/15/35	220,000	234,995
4.54%, 03/26/42	105,000	99,924
3.75%, 09/15/47 (a)	190,000	154,088
4.50%, 03/15/49 (a)	250,000	229,733
2.70%, 09/15/51 (a)	250,000	166,978
Ascension Health
2.53%, 11/15/29 (a)	345,000	320,902
3.11%, 11/15/39 (a)	80,000	66,693
3.95%, 11/15/46	325,000	284,160
4.85%, 11/15/53	75,000	76,072
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	350,000	335,111
4.80%, 02/26/27 (a)	350,000	356,944
4.88%, 03/03/28 (a)	300,000	308,352
1.75%, 05/28/28 (a)	350,000	323,274
4.85%, 02/26/29 (a)	350,000	361,126
4.90%, 03/03/30 (a)	200,000	207,916
4.90%, 02/26/31 (a)	300,000	312,252
2.25%, 05/28/31 (a)	140,000	124,145
4.88%, 03/03/33 (a)	150,000	156,027
5.00%, 02/26/34 (a)	465,000	485,748
AstraZeneca PLC
3.38%, 11/16/25	575,000	570,480
0.70%, 04/08/26 (a)	375,000	357,236
3.13%, 06/12/27 (a)	50,000	49,012
4.00%, 01/17/29 (a)	235,000	235,141
1.38%, 08/06/30 (a)	530,000	455,911
6.45%, 09/15/37	750,000	878,572
4.00%, 09/18/42	350,000	314,835
4.38%, 11/16/45	260,000	243,503
4.38%, 08/17/48 (a)	225,000	209,734
2.13%, 08/06/50 (a)	230,000	139,219
3.00%, 05/28/51 (a)	250,000	182,360
Banner Health
2.34%, 01/01/30 (a)	125,000	114,066
1.90%, 01/01/31 (a)	160,000	138,862
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.91%, 01/01/42 (a)	100,000	77,155
3.18%, 01/01/50 (a)	25,000	18,797
2.91%, 01/01/51 (a)	100,000	71,940
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	32,399
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	195,000	151,595
BAT Capital Corp.
3.22%, 09/06/26 (a)	395,000	386,780
4.70%, 04/02/27 (a)	250,000	252,235
3.56%, 08/15/27 (a)	715,000	700,729
2.26%, 03/25/28 (a)	540,000	502,448
3.46%, 09/06/29 (a)	200,000	190,620
4.91%, 04/02/30 (a)	300,000	304,641
6.34%, 08/02/30 (a)	400,000	433,164
2.73%, 03/25/31 (a)	550,000	491,799
4.74%, 03/16/32 (a)	345,000	345,531
7.75%, 10/19/32 (a)	250,000	295,775
6.42%, 08/02/33 (a)	275,000	302,178
6.00%, 02/20/34 (a)	300,000	320,928
4.39%, 08/15/37 (a)	750,000	682,657
7.08%, 08/02/43 (a)	200,000	229,656
4.54%, 08/15/47 (a)	715,000	604,847
4.76%, 09/06/49 (a)	300,000	258,786
5.28%, 04/02/50 (a)	100,000	93,918
5.65%, 03/16/52 (a)	35,000	34,167
7.08%, 08/02/53 (a)	330,000	384,011
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	336,364
4.45%, 03/16/28 (a)	450,000	450,418
Baxalta, Inc.
5.25%, 06/23/45 (a)	173,000	173,268
Baxter International, Inc.
2.60%, 08/15/26 (a)	225,000	218,090
1.92%, 02/01/27 (a)	415,000	393,121
2.27%, 12/01/28 (a)	450,000	414,391
3.95%, 04/01/30 (a)	110,000	107,606
1.73%, 04/01/31 (a)	200,000	168,406
2.54%, 02/01/32 (a)	450,000	390,595
3.50%, 08/15/46 (a)	150,000	113,237
3.13%, 12/01/51 (a)	265,000	181,048
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	150,000	127,751
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	87,007
4.19%, 11/15/45 (a)	150,000	135,962
3.97%, 11/15/46 (a)	50,000	43,764
2.84%, 11/15/50 (a)	325,000	228,608
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	621,000	613,486
4.69%, 02/13/28 (a)	290,000	293,758
4.87%, 02/08/29 (a)	200,000	204,402
2.82%, 05/20/30 (a)	325,000	299,988
1.96%, 02/11/31 (a)	325,000	280,693
4.69%, 12/15/44 (a)	375,000	350,914
4.67%, 06/06/47 (a)	350,000	325,538
3.79%, 05/20/50 (a)	150,000	121,743
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	250,000	169,075
Biogen, Inc.
2.25%, 05/01/30 (a)	500,000	446,590
5.20%, 09/15/45 (a)	165,000	160,855
3.15%, 05/01/50 (a)	625,000	432,294
3.25%, 02/15/51 (a)	335,000	235,907

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	125,000	121,884
3.70%, 03/15/32 (a)	250,000	231,905
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	100,000	100,447
3.46%, 06/01/30 (a)	230,000	221,522
2.10%, 06/01/31 (a)	100,000	86,435
3.21%, 06/01/50 (a)	100,000	73,283
Boston Scientific Corp.
4.00%, 03/01/28 (a)	50,000	49,789
2.65%, 06/01/30 (a)	350,000	321,870
6.50%, 11/15/35 (g)	125,000	144,200
4.55%, 03/01/39 (a)	135,000	132,307
7.38%, 01/15/40	100,000	124,348
4.70%, 03/01/49 (a)	140,000	133,858
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	275,000	265,031
4.95%, 02/20/26	300,000	303,900
3.20%, 06/15/26 (a)	547,000	540,168
4.90%, 02/22/27 (a)	300,000	306,489
3.25%, 02/27/27	150,000	147,752
1.13%, 11/13/27 (a)	300,000	275,703
3.45%, 11/15/27 (a)	150,000	148,140
3.90%, 02/20/28 (a)	400,000	398,504
4.90%, 02/22/29 (a)	500,000	516,980
3.40%, 07/26/29 (a)	705,000	685,366
1.45%, 11/13/30 (a)	260,000	222,734
5.75%, 02/01/31 (a)	275,000	297,891
5.10%, 02/22/31 (a)	350,000	366,646
2.95%, 03/15/32 (a)	500,000	456,305
5.90%, 11/15/33 (a)	410,000	453,304
5.20%, 02/22/34 (a)	750,000	791,362
4.13%, 06/15/39 (a)	650,000	602,530
2.35%, 11/13/40 (a)	300,000	215,220
3.55%, 03/15/42 (a)	200,000	167,806
3.25%, 08/01/42	185,000	147,317
5.50%, 02/22/44 (a)	200,000	212,226
4.50%, 03/01/44 (a)	50,000	46,571
4.63%, 05/15/44 (a)	175,000	167,293
5.00%, 08/15/45 (a)	200,000	200,322
4.35%, 11/15/47 (a)	425,000	380,885
4.55%, 02/20/48 (a)	406,000	374,978
4.25%, 10/26/49 (a)	1,100,000	967,362
2.55%, 11/13/50 (a)	450,000	287,050
3.70%, 03/15/52 (a)	520,000	413,098
6.25%, 11/15/53 (a)	425,000	492,843
5.55%, 02/22/54 (a)	750,000	796,012
3.90%, 03/15/62 (a)	375,000	298,624
6.40%, 11/15/63 (a)	245,000	288,676
5.65%, 02/22/64 (a)	500,000	530,355
Brown-Forman Corp.
4.00%, 04/15/38 (a)	155,000	143,789
4.50%, 07/15/45 (a)	175,000	167,085
Brunswick Corp.
2.40%, 08/18/31 (a)	160,000	134,619
4.40%, 09/15/32 (a)	160,000	150,947
5.10%, 04/01/52 (a)	100,000	83,951
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	300,000	296,823
4.20%, 09/17/29 (a)	250,000	249,414
2.75%, 05/14/31 (a)	350,000	315,857
Campbell Soup Co.
5.30%, 03/20/26	200,000	202,966
5.20%, 03/19/27	150,000	153,996
4.15%, 03/15/28 (a)	225,000	225,203
2.38%, 04/24/30 (a)	250,000	225,945
5.40%, 03/21/34 (a)	300,000	314,373
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 03/15/48 (a)	265,000	247,669
3.13%, 04/24/50 (a)	25,000	17,619
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	350,000	343,185
5.13%, 02/15/29 (a)	150,000	154,445
5.45%, 02/15/34 (a)	125,000	130,913
4.60%, 03/15/43	100,000	91,040
4.50%, 11/15/44 (a)	90,000	80,401
4.90%, 09/15/45 (a)	160,000	150,136
4.37%, 06/15/47 (a)	175,000	152,168
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	125,000	93,154
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	125,000	110,165
Cencora, Inc.
3.45%, 12/15/27 (a)	300,000	293,523
2.80%, 05/15/30 (a)	100,000	91,941
2.70%, 03/15/31 (a)	300,000	269,739
4.25%, 03/01/45 (a)	170,000	150,593
4.30%, 12/15/47 (a)	255,000	225,782
Children's Health System of Texas
2.51%, 08/15/50 (a)	175,000	115,460
Children's Hospital
2.93%, 07/15/50 (a)	125,000	86,683
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	90,286
2.59%, 02/01/50 (a)	175,000	118,185
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	93,036
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	150,000	104,099
CHRISTUS Health
4.34%, 07/01/28 (a)(c)	150,000	150,110
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	200,000	195,548
5.60%, 11/15/32 (a)	150,000	161,568
5.00%, 06/15/52 (a)	205,000	201,597
Cigna Group
4.13%, 11/15/25 (a)	50,000	49,868
4.50%, 02/25/26 (a)	435,000	436,183
1.25%, 03/15/26 (a)	150,000	143,579
5.69%, 03/15/26 (a)	50,000	50,012
3.40%, 03/01/27 (a)	435,000	427,179
3.05%, 10/15/27 (a)	191,000	185,316
4.38%, 10/15/28 (a)	1,275,000	1,280,291
5.00%, 05/15/29 (a)	350,000	360,433
2.40%, 03/15/30 (a)	500,000	452,765
2.38%, 03/15/31 (a)	450,000	396,859
5.13%, 05/15/31 (a)	250,000	260,075
5.25%, 02/15/34 (a)	350,000	362,876
4.80%, 08/15/38 (a)	640,000	623,853
3.20%, 03/15/40 (a)	150,000	118,778
6.13%, 11/15/41	145,000	159,777
4.80%, 07/15/46 (a)	405,000	379,817
3.88%, 10/15/47 (a)	304,000	246,319
4.90%, 12/15/48 (a)	850,000	801,133
3.40%, 03/15/50 (a)	440,000	323,712
3.40%, 03/15/51 (a)	425,000	310,870
5.60%, 02/15/54 (a)	445,000	460,330
City of Hope
5.62%, 11/15/43	125,000	128,218
4.38%, 08/15/48 (a)	175,000	151,393
Cleveland Clinic Foundation
4.86%, 01/01/14	125,000	121,046

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clorox Co.
3.10%, 10/01/27 (a)	125,000	121,384
3.90%, 05/15/28 (a)	175,000	173,439
4.40%, 05/01/29 (a)	150,000	151,296
1.80%, 05/15/30 (a)	200,000	175,114
4.60%, 05/01/32 (a)	225,000	228,137
Coca-Cola Co.
3.38%, 03/25/27	400,000	396,692
2.90%, 05/25/27	150,000	146,666
1.45%, 06/01/27	500,000	471,960
1.50%, 03/05/28	120,000	111,089
1.00%, 03/15/28	400,000	365,364
2.13%, 09/06/29	300,000	276,810
3.45%, 03/25/30	400,000	390,348
1.65%, 06/01/30	450,000	396,472
2.00%, 03/05/31	305,000	269,937
1.38%, 03/15/31	400,000	339,584
2.25%, 01/05/32	500,000	445,085
5.00%, 05/13/34 (a)	250,000	263,477
4.65%, 08/14/34 (a)	225,000	230,312
2.50%, 06/01/40	350,000	265,037
2.88%, 05/05/41	100,000	79,136
4.20%, 03/25/50	195,000	178,634
2.60%, 06/01/50	485,000	328,267
3.00%, 03/05/51	540,000	396,711
2.50%, 03/15/51	450,000	296,028
5.30%, 05/13/54 (a)	250,000	266,585
5.20%, 01/14/55 (a)	450,000	472,239
2.75%, 06/01/60	325,000	213,720
5.40%, 05/13/64 (a)	370,000	394,923
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	175,000	173,821
5.45%, 06/01/34 (a)	200,000	210,918
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	290,000	268,882
1.85%, 09/01/32 (a)	250,000	205,628
5.25%, 11/26/43	200,000	209,260
Colgate-Palmolive Co.
4.80%, 03/02/26	65,000	65,869
3.10%, 08/15/27 (a)	200,000	197,094
3.25%, 08/15/32 (a)	250,000	235,595
4.60%, 03/01/33 (a)	300,000	310,962
4.00%, 08/15/45	200,000	182,620
3.70%, 08/01/47 (a)	87,000	75,150
CommonSpirit Health
6.07%, 11/01/27 (a)	150,000	157,670
3.35%, 10/01/29 (a)	435,000	414,729
5.21%, 12/01/31 (a)	250,000	257,722
5.32%, 12/01/34 (a)	225,000	232,675
4.35%, 11/01/42	305,000	273,866
3.82%, 10/01/49 (a)	270,000	220,018
4.19%, 10/01/49 (a)	275,000	234,498
3.91%, 10/01/50 (a)	235,000	188,848
6.46%, 11/01/52 (a)	75,000	87,244
Community Health Network, Inc.
3.10%, 05/01/50 (a)	165,000	116,983
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	335,000	335,121
1.38%, 11/01/27 (a)	410,000	375,429
7.00%, 10/01/28	110,000	120,299
4.85%, 11/01/28 (a)	400,000	406,100
8.25%, 09/15/30	160,000	191,418
5.30%, 11/01/38 (a)	300,000	301,674
5.40%, 11/01/48 (a)	230,000	227,785
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	250,000	249,790
4.75%, 12/01/25	200,000	200,788
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 02/02/26 (a)	50,000	49,994
3.70%, 12/06/26 (a)	260,000	257,527
3.50%, 05/09/27 (a)	70,000	68,789
4.35%, 05/09/27 (a)	125,000	125,375
3.60%, 02/15/28 (a)	100,000	97,791
4.65%, 11/15/28 (a)	250,000	253,200
3.15%, 08/01/29 (a)	400,000	379,880
2.88%, 05/01/30 (a)	200,000	184,582
2.25%, 08/01/31 (a)	300,000	259,572
4.75%, 05/09/32 (a)	310,000	312,703
4.90%, 05/01/33 (a)	100,000	101,179
4.50%, 05/09/47 (a)	185,000	167,247
4.10%, 02/15/48 (a)	175,000	148,241
5.25%, 11/15/48 (a)	200,000	199,676
3.75%, 05/01/50 (a)	100,000	79,174
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	125,000	99,339
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	150,000	114,957
CVS Health Corp.
5.00%, 02/20/26 (a)	400,000	402,776
2.88%, 06/01/26 (a)	400,000	390,632
3.00%, 08/15/26 (a)	250,000	244,285
3.63%, 04/01/27 (a)	215,000	212,037
6.25%, 06/01/27	285,000	298,560
1.30%, 08/21/27 (a)	600,000	551,508
4.30%, 03/25/28 (a)	1,537,000	1,533,081
5.00%, 01/30/29 (a)	250,000	255,340
5.40%, 06/01/29 (a)	275,000	285,392
3.25%, 08/15/29 (a)	620,000	586,346
5.13%, 02/21/30 (a)	400,000	410,264
3.75%, 04/01/30 (a)	500,000	479,355
1.75%, 08/21/30 (a)	300,000	255,945
5.25%, 01/30/31 (a)	200,000	205,982
1.88%, 02/28/31 (a)	450,000	379,300
5.55%, 06/01/31 (a)	275,000	287,141
2.13%, 09/15/31 (a)	520,000	439,561
5.25%, 02/21/33 (a)	500,000	511,055
5.30%, 06/01/33 (a)	455,000	465,379
5.70%, 06/01/34 (a)	325,000	339,137
4.88%, 07/20/35 (a)	200,000	196,156
4.78%, 03/25/38 (a)	1,400,000	1,322,958
6.13%, 09/15/39	150,000	158,199
4.13%, 04/01/40 (a)	300,000	257,574
2.70%, 08/21/40 (a)	400,000	284,692
5.30%, 12/05/43 (a)	220,000	212,731
6.00%, 06/01/44 (a)	200,000	207,280
5.13%, 07/20/45 (a)	950,000	886,350
5.05%, 03/25/48 (a)	2,325,000	2,124,306
4.25%, 04/01/50 (a)	250,000	202,910
5.63%, 02/21/53 (a)	400,000	394,908
5.88%, 06/01/53 (a)	350,000	356,657
6.05%, 06/01/54 (a)	200,000	208,532
6.00%, 06/01/63 (a)	200,000	204,880
Danaher Corp.
4.38%, 09/15/45 (a)	125,000	116,430
2.60%, 10/01/50 (a)	260,000	172,744
2.80%, 12/10/51 (a)	295,000	202,736
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	100,000	83,124
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	229,640
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	250,000	233,078
3.25%, 11/15/39 (a)	245,000	206,947
3.40%, 11/15/49 (a)	275,000	214,382

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diageo Capital PLC
5.38%, 10/05/26 (a)	200,000	204,960
5.30%, 10/24/27 (a)	300,000	311,196
3.88%, 05/18/28 (a)	270,000	268,696
2.38%, 10/24/29 (a)	250,000	230,223
2.00%, 04/29/30 (a)	350,000	312,280
2.13%, 04/29/32 (a)	250,000	214,170
5.50%, 01/24/33 (a)	225,000	239,722
5.63%, 10/05/33 (a)	300,000	323,700
5.88%, 09/30/36	200,000	221,982
3.88%, 04/29/43 (a)	50,000	43,847
Diageo Investment Corp.
7.45%, 04/15/35	100,000	122,262
4.25%, 05/11/42	100,000	91,536
Dignity Health
4.50%, 11/01/42	195,000	178,000
5.27%, 11/01/64	100,000	99,004
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	172,056
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	200,000	199,940
Eli Lilly & Co.
5.00%, 02/27/26 (a)	250,000	250,170
4.50%, 02/09/27 (a)	300,000	304,263
5.50%, 03/15/27	75,000	78,083
3.10%, 05/15/27 (a)	150,000	147,465
4.50%, 02/09/29 (a)	300,000	307,371
3.38%, 03/15/29 (a)	305,000	298,452
4.70%, 02/27/33 (a)	300,000	308,778
4.70%, 02/09/34 (a)	465,000	475,918
4.60%, 08/14/34 (a)	300,000	304,419
3.70%, 03/01/45 (a)	155,000	132,877
3.95%, 05/15/47 (a)	405,000	358,595
3.95%, 03/15/49 (a)	350,000	304,927
2.25%, 05/15/50 (a)	425,000	267,996
4.88%, 02/27/53 (a)	550,000	550,374
5.00%, 02/09/54 (a)	430,000	437,645
5.05%, 08/14/54 (a)	350,000	358,669
4.15%, 03/15/59 (a)	355,000	311,960
2.50%, 09/15/60 (a)	425,000	257,524
4.95%, 02/27/63 (a)	200,000	199,846
5.10%, 02/09/64 (a)	400,000	409,144
5.20%, 08/14/64 (a)	25,000	25,837
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	350,000	343,105
4.38%, 05/15/28 (a)	220,000	222,706
2.38%, 12/01/29 (a)	200,000	183,766
2.60%, 04/15/30 (a)	250,000	230,770
4.65%, 05/15/33 (a)	200,000	202,596
4.38%, 06/15/45 (a)	185,000	168,702
4.15%, 03/15/47 (a)	150,000	131,067
3.13%, 12/01/49 (a)	325,000	237,900
5.15%, 05/15/53 (a)(c)	150,000	156,278
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	174,698
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	600,000	474,282
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	75,000	61,343
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	400,000	404,344
5.65%, 11/15/27 (a)	525,000	546,294
5.86%, 03/15/30 (a)	350,000	374,762
5.91%, 11/22/32 (a)	500,000	542,050
6.38%, 11/22/52 (a)	370,000	433,229
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Mills, Inc.
5.24%, 11/18/25 (a)(c)	235,000	235,016
4.70%, 01/30/27 (a)	25,000	25,302
3.20%, 02/10/27 (a)	400,000	391,616
4.20%, 04/17/28 (a)	325,000	325,406
2.88%, 04/15/30 (a)	350,000	325,475
2.25%, 10/14/31 (a)	200,000	174,310
4.95%, 03/29/33 (a)	300,000	308,016
4.70%, 04/17/48 (a)	50,000	46,787
3.00%, 02/01/51 (a)	501,000	347,363
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	825,000	818,639
2.95%, 03/01/27 (a)	390,000	380,484
1.20%, 10/01/27 (a)	300,000	276,735
1.65%, 10/01/30 (a)	50,000	43,201
5.25%, 10/15/33 (a)	300,000	316,671
4.60%, 09/01/35 (a)	330,000	330,709
4.00%, 09/01/36 (a)	300,000	282,417
5.65%, 12/01/41 (a)	325,000	349,294
4.80%, 04/01/44 (a)	475,000	459,847
4.50%, 02/01/45 (a)	525,000	486,328
4.75%, 03/01/46 (a)	660,000	632,557
4.15%, 03/01/47 (a)	575,000	504,965
2.80%, 10/01/50 (a)	500,000	340,235
5.55%, 10/15/53 (a)	285,000	306,409
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	285,000	276,906
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	505,000	502,808
5.38%, 04/15/34	130,000	140,212
6.38%, 05/15/38	775,000	902,270
4.20%, 03/18/43	175,000	160,178
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	148,640
4.21%, 07/01/48 (a)	100,000	89,882
2.88%, 09/01/50 (a)	100,000	70,243
4.50%, 07/01/57 (a)	95,000	87,768
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	500,000	491,295
3.38%, 03/24/29 (a)	350,000	337,984
3.63%, 03/24/32 (a)	500,000	470,335
4.00%, 03/24/52 (a)	300,000	255,462
Hartford HealthCare Corp.
3.45%, 07/01/54	155,000	117,082
Hasbro, Inc.
3.55%, 11/19/26 (a)	200,000	196,204
3.50%, 09/15/27 (a)	150,000	146,144
3.90%, 11/19/29 (a)	250,000	241,263
6.35%, 03/15/40	200,000	215,228
5.10%, 05/15/44 (a)	125,000	116,256
HCA, Inc.
5.88%, 02/15/26 (a)	420,000	424,477
5.25%, 06/15/26 (a)	420,000	423,154
5.38%, 09/01/26 (a)	575,000	581,509
4.50%, 02/15/27 (a)	350,000	350,546
3.13%, 03/15/27 (a)	360,000	349,931
5.20%, 06/01/28 (a)	350,000	359,205
5.63%, 09/01/28 (a)	420,000	436,212
5.88%, 02/01/29 (a)	300,000	314,520
3.38%, 03/15/29 (a)	265,000	253,287
4.13%, 06/15/29 (a)	575,000	566,294
3.50%, 09/01/30 (a)	785,000	740,082
5.45%, 04/01/31 (a)	300,000	312,753
2.38%, 07/15/31 (a)	310,000	268,072
3.63%, 03/15/32 (a)	550,000	509,168
5.50%, 06/01/33 (a)	380,000	394,744
5.60%, 04/01/34 (a)	425,000	443,203

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 09/15/34 (a)	250,000	257,375
5.13%, 06/15/39 (a)	275,000	271,144
4.38%, 03/15/42 (a)	160,000	140,381
5.50%, 06/15/47 (a)	450,000	447,480
5.25%, 06/15/49 (a)	600,000	571,740
3.50%, 07/15/51 (a)	450,000	324,225
4.63%, 03/15/52 (a)	600,000	521,640
5.90%, 06/01/53 (a)	505,000	527,452
6.00%, 04/01/54 (a)	400,000	423,488
6.10%, 04/01/64 (a)	250,000	263,377
Hershey Co.
2.30%, 08/15/26 (a)	310,000	301,115
2.45%, 11/15/29 (a)	100,000	92,756
1.70%, 06/01/30 (a)	55,000	48,481
3.13%, 11/15/49 (a)	225,000	165,053
2.65%, 06/01/50 (a)	165,000	109,162
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	190,000	158,110
Hormel Foods Corp.
4.80%, 03/30/27 (a)	150,000	152,900
1.70%, 06/03/28 (a)	210,000	193,542
1.80%, 06/11/30 (a)	250,000	220,168
3.05%, 06/03/51 (a)	170,000	121,807
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	206,414
5.85%, 05/08/29 (a)	200,000	210,286
6.00%, 05/08/34 (a)	200,000	212,778
Illumina, Inc.
5.80%, 12/12/25 (a)	150,000	151,977
5.75%, 12/13/27 (a)	150,000	155,850
2.55%, 03/23/31 (a)	175,000	152,366
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	121,538
2.85%, 11/01/51 (a)	50,000	35,459
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	147,030
2.90%, 06/01/30 (a)	190,000	176,407
3.90%, 06/01/50 (a)	100,000	79,645
Inova Health System Foundation
4.07%, 05/15/52 (a)	150,000	132,920
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	140,000	111,268
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	155,000	124,702
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	207,906
6.25%, 02/01/29 (a)	200,000	212,732
J.M. Smucker Co.
5.90%, 11/15/28 (a)	300,000	319,521
2.38%, 03/15/30 (a)	200,000	181,486
2.13%, 03/15/32 (a)	150,000	127,095
6.20%, 11/15/33 (a)	300,000	332,439
4.25%, 03/15/35	200,000	192,060
6.50%, 11/15/43 (a)	200,000	226,042
4.38%, 03/15/45	210,000	188,410
3.55%, 03/15/50 (a)	150,000	112,337
6.50%, 11/15/53 (a)	290,000	336,003
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
2.50%, 01/15/27 (a)	300,000	287,073
5.13%, 02/01/28 (a)	280,000	283,942
5.50%, 01/15/30 (a)	380,000	385,103
3.75%, 12/01/31 (a)	200,000	183,992
3.63%, 01/15/32 (a)	235,000	214,762
3.00%, 05/15/32 (a)	325,000	282,168
5.75%, 04/01/33 (a)	500,000	518,400
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 02/02/52 (a)	325,000	258,784
6.50%, 12/01/52 (a)	370,000	394,797
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (a)(d)	450,000	498,712
7.25%, 11/15/53 (a)(d)	275,000	320,507
Johnson & Johnson
2.45%, 03/01/26 (a)	525,000	515,146
2.95%, 03/03/27 (a)	300,000	294,945
0.95%, 09/01/27 (a)	450,000	417,181
2.90%, 01/15/28 (a)	350,000	341,785
4.80%, 06/01/29 (a)	300,000	312,393
6.95%, 09/01/29	115,000	131,973
1.30%, 09/01/30 (a)	475,000	413,169
4.90%, 06/01/31 (a)	325,000	341,679
4.95%, 05/15/33	175,000	187,719
4.38%, 12/05/33 (a)	260,000	268,801
4.95%, 06/01/34 (a)	155,000	164,540
3.55%, 03/01/36 (a)	317,000	296,769
3.63%, 03/03/37 (a)	600,000	557,508
5.95%, 08/15/37	300,000	346,698
3.40%, 01/15/38 (a)	325,000	291,756
5.85%, 07/15/38	232,000	266,262
2.10%, 09/01/40 (a)	350,000	254,251
4.50%, 09/01/40	90,000	90,618
4.85%, 05/15/41	250,000	259,780
4.50%, 12/05/43 (a)	200,000	200,898
3.70%, 03/01/46 (a)	615,000	537,067
3.75%, 03/03/47 (a)	300,000	260,886
3.50%, 01/15/48 (a)	260,000	216,884
2.25%, 09/01/50 (a)	320,000	207,725
2.45%, 09/01/60 (a)	245,000	153,556
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	200,000	196,080
2.81%, 06/01/41 (a)	400,000	309,096
4.88%, 04/01/42	50,000	50,120
4.15%, 05/01/47 (a)	410,000	368,393
3.27%, 11/01/49 (a)	425,000	324,241
3.00%, 06/01/51 (a)	480,000	344,376
Kellanova
3.25%, 04/01/26	300,000	295,305
4.30%, 05/15/28 (a)	275,000	276,356
2.10%, 06/01/30 (a)	250,000	224,390
7.45%, 04/01/31	200,000	232,298
4.50%, 04/01/46	261,000	238,353
5.75%, 05/16/54 (a)	145,000	157,761
Kenvue, Inc.
5.35%, 03/22/26 (a)	200,000	203,882
5.05%, 03/22/28 (a)	350,000	362,253
5.00%, 03/22/30 (a)	255,000	266,447
4.90%, 03/22/33 (a)	400,000	414,300
5.10%, 03/22/43 (a)	275,000	284,622
5.05%, 03/22/53 (a)	400,000	411,272
5.20%, 03/22/63 (a)	200,000	205,472
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25 (a)	200,000	197,884
2.55%, 09/15/26 (a)	150,000	145,601
5.10%, 03/15/27 (a)	200,000	204,618
3.43%, 06/15/27 (a)	200,000	196,204
4.60%, 05/25/28 (a)	400,000	405,212
5.05%, 03/15/29 (a)	25,000	25,810
3.95%, 04/15/29 (a)	300,000	296,547
3.20%, 05/01/30 (a)	300,000	283,464
2.25%, 03/15/31 (a)	250,000	220,080
4.05%, 04/15/32 (a)	225,000	219,672
4.50%, 11/15/45 (a)	165,000	150,690
4.42%, 12/15/46 (a)	240,000	216,132
5.09%, 05/25/48 (a)	75,000	73,786

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 05/01/50 (a)	450,000	365,112
4.50%, 04/15/52 (a)	400,000	363,092
Kimberly-Clark Corp.
2.75%, 02/15/26	205,000	201,505
1.05%, 09/15/27 (a)	200,000	184,188
3.95%, 11/01/28 (a)	200,000	200,162
3.20%, 04/25/29 (a)	200,000	193,976
3.10%, 03/26/30 (a)	200,000	190,908
2.00%, 11/02/31 (a)	150,000	131,355
6.63%, 08/01/37	300,000	360,267
5.30%, 03/01/41	200,000	209,768
3.20%, 07/30/46 (a)	160,000	123,563
3.90%, 05/04/47 (a)	50,000	42,751
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	123,000	128,074
Koninklijke Philips NV
6.88%, 03/11/38	217,000	251,149
5.00%, 03/15/42	150,000	146,319
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	490,140
3.88%, 05/15/27 (a)	400,000	397,276
4.63%, 01/30/29 (a)	120,000	122,215
3.75%, 04/01/30 (a)	250,000	244,078
4.25%, 03/01/31 (a)	65,000	64,888
6.75%, 03/15/32	270,000	306,404
5.00%, 07/15/35 (a)	300,000	309,351
6.88%, 01/26/39	175,000	206,719
4.63%, 10/01/39 (a)	125,000	119,669
6.50%, 02/09/40	200,000	227,214
5.00%, 06/04/42	550,000	537,586
5.20%, 07/15/45 (a)	460,000	454,701
4.38%, 06/01/46 (a)	635,000	562,705
4.88%, 10/01/49 (a)	300,000	282,819
5.50%, 06/01/50 (a)	200,000	205,892
Kroger Co.
4.70%, 08/15/26	300,000	302,181
2.65%, 10/15/26 (a)	200,000	194,158
3.70%, 08/01/27 (a)	150,000	148,268
4.60%, 08/15/27 (a)	250,000	252,195
4.50%, 01/15/29 (a)	200,000	202,074
4.65%, 09/15/29 (a)	400,000	402,392
2.20%, 05/01/30 (a)	250,000	222,900
1.70%, 01/15/31 (a)	200,000	169,460
7.50%, 04/01/31	100,000	116,155
4.90%, 09/15/31 (a)	375,000	377,554
5.00%, 09/15/34 (a)	650,000	655,980
6.90%, 04/15/38	90,000	105,688
5.40%, 07/15/40 (a)	50,000	50,808
5.00%, 04/15/42 (a)	185,000	180,129
5.15%, 08/01/43 (a)	127,000	124,593
3.88%, 10/15/46 (a)	110,000	88,671
4.45%, 02/01/47 (a)	350,000	308,035
4.65%, 01/15/48 (a)	150,000	136,143
5.40%, 01/15/49 (a)	220,000	220,814
3.95%, 01/15/50 (a)	215,000	173,587
5.50%, 09/15/54 (a)	600,000	604,038
5.65%, 09/15/64 (a)	450,000	453,051
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (a)	121,000	115,614
3.60%, 09/01/27 (a)	200,000	196,364
2.95%, 12/01/29 (a)	200,000	186,292
2.70%, 06/01/31 (a)	150,000	134,048
4.80%, 10/01/34 (a)	250,000	247,043
4.70%, 02/01/45 (a)	250,000	230,153
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	84,282
3.19%, 07/01/49 (a)	205,000	154,707
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.12%, 07/01/55	100,000	87,148
3.34%, 07/01/60 (a)	190,000	138,324
Mattel, Inc.
5.45%, 11/01/41 (a)	120,000	114,836
Mayo Clinic
3.77%, 11/15/43	100,000	86,980
4.00%, 11/15/47	75,000	65,921
4.13%, 11/15/52	110,000	98,065
3.20%, 11/15/61 (a)	175,000	126,627
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	150,000	143,315
3.40%, 08/15/27 (a)	250,000	244,978
2.50%, 04/15/30 (a)	200,000	181,874
4.95%, 04/15/33 (a)	150,000	154,206
4.20%, 08/15/47 (a)	200,000	179,366
McKesson Corp.
0.90%, 12/03/25 (a)	350,000	336,759
1.30%, 08/15/26 (a)	260,000	247,294
3.95%, 02/16/28 (a)	100,000	99,568
4.90%, 07/15/28 (a)	145,000	149,328
5.10%, 07/15/33 (a)	50,000	51,956
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	138,761
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	210,000	209,423
5.90%, 11/01/39	125,000	136,564
4.60%, 06/01/44 (a)	175,000	161,879
MedStar Health, Inc.
3.63%, 08/15/49	100,000	77,959
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	250,000	252,270
4.50%, 03/30/33 (a)	375,000	377,355
Medtronic, Inc.
4.38%, 03/15/35	600,000	596,790
4.00%, 04/01/43 (a)	50,000	45,087
4.63%, 03/15/45	500,000	480,675
Memorial Health Services
3.45%, 11/01/49 (a)	100,000	79,537
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	132,428
2.96%, 01/01/50 (a)	150,000	108,902
4.13%, 07/01/52	120,000	106,672
4.20%, 07/01/55	140,000	125,518
Merck & Co., Inc.
0.75%, 02/24/26 (a)	250,000	239,360
1.70%, 06/10/27 (a)	450,000	426,460
1.90%, 12/10/28 (a)	310,000	286,142
3.40%, 03/07/29 (a)	505,000	493,562
4.30%, 05/17/30 (a)	200,000	203,012
1.45%, 06/24/30 (a)	350,000	303,586
2.15%, 12/10/31 (a)	500,000	438,190
4.50%, 05/17/33 (a)	425,000	432,106
6.50%, 12/01/33 (g)	285,000	329,403
6.55%, 09/15/37	95,000	112,292
3.90%, 03/07/39 (a)	295,000	269,928
2.35%, 06/24/40 (a)	300,000	219,912
3.60%, 09/15/42 (a)	215,000	181,600
4.15%, 05/18/43	350,000	319,851
4.90%, 05/17/44 (a)	300,000	301,938
3.70%, 02/10/45 (a)	500,000	422,125
4.00%, 03/07/49 (a)	450,000	390,433
2.45%, 06/24/50 (a)	350,000	225,376
2.75%, 12/10/51 (a)	575,000	388,987
5.00%, 05/17/53 (a)	530,000	534,690

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 12/10/61 (a)	400,000	257,944
5.15%, 05/17/63 (a)	300,000	306,750
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	135,000	145,230
5.75%, 11/15/36	145,000	160,908
Methodist Hospital
2.71%, 12/01/50 (a)	175,000	120,418
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	690,000	677,732
5.00%, 05/01/42	325,000	318,721
4.20%, 07/15/46 (a)	450,000	390,240
Mondelez International, Inc.
2.63%, 03/17/27 (a)	250,000	241,573
4.75%, 02/20/29 (a)	150,000	153,407
2.75%, 04/13/30 (a)	275,000	255,324
1.50%, 02/04/31 (a)	205,000	173,194
3.00%, 03/17/32 (a)	250,000	227,810
1.88%, 10/15/32 (a)	225,000	188,246
2.63%, 09/04/50 (a)	300,000	195,459
Montefiore Obligated Group
5.25%, 11/01/48	140,000	118,234
4.29%, 09/01/50	135,000	102,244
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	125,000	101,801
Mount Sinai Hospital
3.98%, 07/01/48	125,000	93,216
3.74%, 07/01/49 (a)	190,000	131,022
3.39%, 07/01/50 (a)	100,000	62,838
MultiCare Health System
2.80%, 08/15/50 (a)	200,000	127,352
Mylan, Inc.
4.55%, 04/15/28 (a)	240,000	239,544
5.40%, 11/29/43 (a)	150,000	138,606
5.20%, 04/15/48 (a)	225,000	195,053
MyMichigan Health
3.41%, 06/01/50 (a)	160,000	121,002
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	72,034
4.02%, 08/01/45	100,000	89,651
4.06%, 08/01/56	100,000	87,286
2.61%, 08/01/60 (a)	100,000	61,769
3.95%, 08/01/19 (a)	195,000	153,042
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	170,000	142,564
4.26%, 11/01/47 (a)	260,000	226,270
3.81%, 11/01/49 (a)	145,000	116,270
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	85,423
Novant Health, Inc.
2.64%, 11/01/36 (a)	150,000	121,332
3.17%, 11/01/51 (a)	175,000	126,529
3.32%, 11/01/61 (a)	215,000	152,581
Novartis Capital Corp.
3.00%, 11/20/25 (a)	500,000	494,245
2.00%, 02/14/27 (a)	200,000	192,042
3.10%, 05/17/27 (a)	350,000	344,001
3.80%, 09/18/29 (a)	300,000	297,876
2.20%, 08/14/30 (a)	470,000	426,798
4.00%, 09/18/31 (a)	250,000	248,110
4.20%, 09/18/34 (a)	325,000	320,229
3.70%, 09/21/42	110,000	96,153
4.40%, 05/06/44	525,000	500,141
4.00%, 11/20/45 (a)	375,000	336,570
2.75%, 08/14/50 (a)	350,000	246,946
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	125,000	83,251
NYU Langone Hospitals
5.75%, 07/01/43	145,000	159,635
4.78%, 07/01/44	120,000	118,045
4.37%, 07/01/47 (a)	105,000	97,337
3.38%, 07/01/55 (a)	175,000	130,769
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	125,000	97,445
OhioHealth Corp.
2.30%, 11/15/31 (a)	135,000	116,875
2.83%, 11/15/41 (a)	100,000	76,808
3.04%, 11/15/50 (a)	150,000	111,734
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	87,531
3.33%, 10/01/50 (a)	100,000	76,805
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	125,000	120,388
4.79%, 11/15/48 (a)	55,000	51,500
3.22%, 11/15/50 (a)	200,000	141,654
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	175,000	177,938
4.55%, 02/16/29 (a)	150,000	153,167
PepsiCo, Inc.
5.25%, 11/10/25	325,000	329,608
4.55%, 02/13/26 (a)	160,000	161,323
2.85%, 02/24/26 (a)	300,000	295,764
2.38%, 10/06/26 (a)	300,000	291,777
5.13%, 11/10/26 (a)	80,000	82,078
2.63%, 03/19/27 (a)	175,000	170,004
3.00%, 10/15/27 (a)	500,000	488,860
3.60%, 02/18/28 (a)	300,000	298,050
4.45%, 05/15/28 (a)	200,000	204,368
7.00%, 03/01/29	200,000	224,928
4.50%, 07/17/29 (a)	200,000	205,808
2.63%, 07/29/29 (a)	300,000	283,449
2.75%, 03/19/30 (a)	500,000	468,360
1.63%, 05/01/30 (a)	295,000	259,786
1.40%, 02/25/31 (a)	350,000	297,129
1.95%, 10/21/31 (a)	460,000	399,901
3.90%, 07/18/32 (a)	400,000	393,848
4.80%, 07/17/34 (a)	350,000	361,847
5.50%, 01/15/40	100,000	108,773
3.50%, 03/19/40 (a)	200,000	171,836
2.63%, 10/21/41 (a)	50,000	37,464
4.00%, 03/05/42	260,000	235,297
3.60%, 08/13/42	145,000	123,391
4.45%, 04/14/46 (a)	375,000	353,269
3.45%, 10/06/46 (a)	200,000	161,686
4.00%, 05/02/47 (a)	225,000	197,611
3.38%, 07/29/49 (a)	225,000	175,768
2.88%, 10/15/49 (a)	375,000	268,545
3.63%, 03/19/50 (a)	335,000	275,012
2.75%, 10/21/51 (a)	285,000	195,826
4.20%, 07/18/52 (a)	50,000	45,024
5.25%, 07/17/54 (a)	125,000	132,359
3.88%, 03/19/60 (a)	120,000	100,846
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (a)	825,000	830,362
4.45%, 05/19/28 (a)	1,125,000	1,141,886
4.65%, 05/19/30 (a)	800,000	819,744
4.75%, 05/19/33 (a)	1,455,000	1,485,497
5.11%, 05/19/43 (a)	890,000	905,406
5.30%, 05/19/53 (a)	1,845,000	1,909,723
5.34%, 05/19/63 (a)	1,030,000	1,057,789

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pfizer, Inc.
2.75%, 06/03/26	465,000	456,091
3.00%, 12/15/26	450,000	441,585
3.60%, 09/15/28 (a)(c)	310,000	307,157
3.45%, 03/15/29 (a)	505,000	494,950
2.63%, 04/01/30 (a)	350,000	325,034
1.70%, 05/28/30 (a)	250,000	220,733
1.75%, 08/18/31 (a)	300,000	257,514
4.00%, 12/15/36	250,000	238,320
4.10%, 09/15/38 (a)	200,000	188,074
3.90%, 03/15/39 (a)	300,000	273,771
7.20%, 03/15/39	705,000	882,033
2.55%, 05/28/40 (a)	410,000	307,385
5.60%, 09/15/40	140,000	150,762
4.30%, 06/15/43	250,000	231,703
4.40%, 05/15/44	350,000	333,305
4.13%, 12/15/46	200,000	177,378
4.20%, 09/15/48 (a)	325,000	289,113
4.00%, 03/15/49 (a)	395,000	343,476
2.70%, 05/28/50 (a)	250,000	173,580
Pharmacia LLC
6.60%, 12/01/28	200,000	218,466
Philip Morris International, Inc.
5.00%, 11/17/25	300,000	302,316
4.88%, 02/13/26	600,000	606,174
2.75%, 02/25/26 (a)	255,000	250,117
0.88%, 05/01/26 (a)	250,000	237,695
4.75%, 02/12/27	25,000	25,405
3.13%, 08/17/27 (a)	50,000	48,954
5.13%, 11/17/27 (a)	500,000	514,955
4.88%, 02/15/28 (a)	645,000	659,403
3.13%, 03/02/28 (a)	250,000	241,718
5.25%, 09/07/28 (a)	100,000	103,715
4.88%, 02/13/29 (a)	250,000	256,380
3.38%, 08/15/29 (a)	200,000	192,690
5.63%, 11/17/29 (a)	400,000	424,820
5.13%, 02/15/30 (a)	600,000	622,608
2.10%, 05/01/30 (a)	250,000	223,370
5.50%, 09/07/30 (a)	200,000	211,918
1.75%, 11/01/30 (a)	250,000	215,670
5.13%, 02/13/31 (a)	250,000	259,852
5.75%, 11/17/32 (a)	400,000	429,964
5.38%, 02/15/33 (a)	500,000	523,070
5.63%, 09/07/33 (a)	225,000	239,823
5.25%, 02/13/34 (a)	500,000	519,495
6.38%, 05/16/38	400,000	457,404
4.38%, 11/15/41	250,000	227,910
4.50%, 03/20/42	250,000	231,073
3.88%, 08/21/42	250,000	211,780
4.13%, 03/04/43	250,000	219,155
4.88%, 11/15/43	310,000	301,512
4.25%, 11/10/44	350,000	309,582
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	175,000	148,517
2.86%, 01/01/52 (a)	215,000	149,801
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	250,000	237,700
3.50%, 03/01/32 (a)	275,000	244,607
6.25%, 07/01/33 (a)	350,000	371,602
6.88%, 05/15/34 (a)	200,000	222,298
Polaris, Inc.
6.95%, 03/15/29 (a)	150,000	162,861
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	100,000	100,525
Procter & Gamble Co.
0.55%, 10/29/25	370,000	356,887
4.10%, 01/26/26	200,000	200,930
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 02/02/26	70,000	68,961
1.00%, 04/23/26	250,000	239,580
2.45%, 11/03/26	375,000	365,535
1.90%, 02/01/27	250,000	239,768
2.80%, 03/25/27	200,000	195,426
2.85%, 08/11/27	215,000	209,849
3.95%, 01/26/28	275,000	276,815
3.00%, 03/25/30	470,000	450,208
1.20%, 10/29/30	375,000	320,854
1.95%, 04/23/31	325,000	290,511
2.30%, 02/01/32	275,000	248,919
4.05%, 01/26/33	250,000	250,403
4.55%, 01/29/34	295,000	304,850
5.80%, 08/15/34	125,000	141,275
5.55%, 03/05/37	115,000	128,808
3.55%, 03/25/40	210,000	188,897
3.50%, 10/25/47	150,000	126,491
3.60%, 03/25/50	150,000	127,626
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	210,000	192,814
5.40%, 10/01/33 (a)	150,000	155,994
3.74%, 10/01/47	192,000	156,348
3.93%, 10/01/48 (a)	150,000	123,480
2.70%, 10/01/51 (a)	150,000	95,556
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	99,697
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	100,000	98,691
4.20%, 06/30/29 (a)	350,000	348,281
2.95%, 06/30/30 (a)	200,000	185,464
2.80%, 06/30/31 (a)	200,000	180,404
6.40%, 11/30/33 (a)	250,000	279,600
5.00%, 12/15/34 (a)	250,000	253,445
4.70%, 03/30/45 (a)	100,000	94,160
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	140,000	104,965
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	375,000	324,120
2.80%, 09/15/50 (a)	250,000	164,945
Revvity, Inc.
1.90%, 09/15/28 (a)	150,000	136,692
3.30%, 09/15/29 (a)	250,000	236,165
2.55%, 03/15/31 (a)	75,000	65,688
2.25%, 09/15/31 (a)	200,000	171,092
3.63%, 03/15/51 (a)	125,000	93,569
Reynolds American, Inc.
5.70%, 08/15/35 (a)	200,000	208,430
7.25%, 06/15/37	125,000	144,225
6.15%, 09/15/43	175,000	182,567
5.85%, 08/15/45 (a)	710,000	710,958
Royalty Pharma PLC
1.75%, 09/02/27 (a)	300,000	279,651
5.15%, 09/02/29 (a)	245,000	251,444
2.20%, 09/02/30 (a)	390,000	341,644
2.15%, 09/02/31 (a)	175,000	149,203
5.40%, 09/02/34 (a)	150,000	153,998
3.30%, 09/02/40 (a)	300,000	233,013
3.55%, 09/02/50 (a)	300,000	218,061
3.35%, 09/02/51 (a)	265,000	183,142
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	148,286
Sanofi SA
3.63%, 06/19/28 (a)	275,000	272,734
Seattle Children's Hospital
2.72%, 10/01/50 (a)	135,000	92,057

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sentara Health
2.93%, 11/01/51 (a)	100,000	70,963
Sharp HealthCare
2.68%, 08/01/50 (a)	100,000	68,497
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	500,000	492,340
Smith & Nephew PLC
2.03%, 10/14/30 (a)	270,000	234,735
5.40%, 03/20/34 (a)	250,000	260,055
Solventum Corp.
5.45%, 02/25/27 (a)(d)	250,000	255,235
5.40%, 03/01/29 (a)(d)	400,000	411,664
5.45%, 03/13/31 (a)(d)	275,000	283,882
5.60%, 03/23/34 (a)(d)	450,000	466,303
5.90%, 04/30/54 (a)(d)	350,000	363,524
6.00%, 05/15/64 (a)(d)	150,000	154,943
SSM Health Care Corp.
4.89%, 06/01/28 (a)	200,000	204,074
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	96,165
3.80%, 11/15/48 (a)	150,000	127,088
3.03%, 08/15/51 (a)	150,000	108,852
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	250,000	222,800
3.75%, 03/15/51 (a)	200,000	153,604
Stryker Corp.
3.38%, 11/01/25 (a)	200,000	198,222
3.50%, 03/15/26 (a)	240,000	237,646
3.65%, 03/07/28 (a)	150,000	147,885
4.85%, 12/08/28 (a)	150,000	153,905
4.25%, 09/11/29 (a)	225,000	225,502
1.95%, 06/15/30 (a)	300,000	264,771
4.10%, 04/01/43 (a)	100,000	88,231
4.38%, 05/15/44 (a)	105,000	95,466
4.63%, 03/15/46 (a)	280,000	264,597
2.90%, 06/15/50 (a)	200,000	141,416
Summa Health
3.51%, 11/15/51 (a)	100,000	78,352
Sutter Health
2.29%, 08/15/30 (a)	250,000	223,968
5.16%, 08/15/33 (a)	200,000	207,858
3.16%, 08/15/40 (a)	150,000	121,229
4.09%, 08/15/48 (a)	180,000	156,989
3.36%, 08/15/50 (a)	200,000	153,316
Sysco Corp.
3.75%, 10/01/25 (a)	200,000	198,654
3.30%, 07/15/26 (a)	250,000	246,005
3.25%, 07/15/27 (a)	300,000	292,428
5.75%, 01/17/29 (a)	150,000	158,636
2.40%, 02/15/30 (a)	200,000	181,538
5.95%, 04/01/30 (a)	200,000	214,964
2.45%, 12/14/31 (a)	150,000	130,947
5.38%, 09/21/35	200,000	209,594
6.60%, 04/01/40 (a)	170,000	192,807
4.85%, 10/01/45 (a)	175,000	165,862
4.50%, 04/01/46 (a)	150,000	134,007
4.45%, 03/15/48 (a)	175,000	154,723
3.30%, 02/15/50 (a)	215,000	158,029
6.60%, 04/01/50 (a)	355,000	416,876
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	500,000	512,755
2.05%, 03/31/30 (a)	750,000	666,990
5.30%, 07/05/34 (a)	205,000	214,002
3.03%, 07/09/40 (a)	450,000	350,212
5.65%, 07/05/44 (a)	200,000	210,712
3.18%, 07/09/50 (a)	495,000	355,479
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 07/05/54 (a)	200,000	210,130
3.38%, 07/09/60 (a)	300,000	210,366
5.80%, 07/05/64 (a)	200,000	210,098
Texas Health Resources
2.33%, 11/15/50 (a)	100,000	62,759
4.33%, 11/15/55	100,000	92,030
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	295,000	300,062
5.00%, 12/05/26 (a)	300,000	306,498
1.75%, 10/15/28 (a)	200,000	183,606
5.00%, 01/31/29 (a)	325,000	337,135
2.60%, 10/01/29 (a)	260,000	242,928
4.98%, 08/10/30 (a)	250,000	260,665
2.00%, 10/15/31 (a)	375,000	325,084
4.95%, 11/21/32 (a)	200,000	208,478
5.09%, 08/10/33 (a)	300,000	313,995
5.20%, 01/31/34 (a)	200,000	211,332
2.80%, 10/15/41 (a)	200,000	152,700
5.30%, 02/01/44 (a)	148,000	153,380
4.10%, 08/15/47 (a)	235,000	209,089
Toledo Hospital
5.75%, 11/15/38 (a)	145,000	148,126
Trinity Health Corp.
2.63%, 12/01/40 (a)	80,000	60,567
4.13%, 12/01/45	175,000	157,070
3.43%, 12/01/48	125,000	100,991
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	198,978
3.55%, 06/02/27 (a)	340,000	333,754
4.35%, 03/01/29 (a)	415,000	413,477
5.40%, 03/15/29 (a)	200,000	207,772
5.70%, 03/15/34 (a)	250,000	263,615
4.88%, 08/15/34 (a)	250,000	249,225
5.15%, 08/15/44 (a)	175,000	168,140
4.55%, 06/02/47 (a)	250,000	218,535
5.10%, 09/28/48 (a)	310,000	293,864
UMass Memorial Health Care Obligated Group
5.36%, 07/01/52 (a)	125,000	125,163
Unilever Capital Corp.
2.00%, 07/28/26	270,000	261,490
2.90%, 05/05/27 (a)	445,000	434,516
4.25%, 08/12/27 (a)	200,000	202,062
3.50%, 03/22/28 (a)	350,000	344,851
2.13%, 09/06/29 (a)	200,000	182,854
1.38%, 09/14/30 (a)	195,000	166,988
1.75%, 08/12/31 (a)	300,000	257,826
5.90%, 11/15/32	325,000	361,566
5.00%, 12/08/33 (a)	200,000	210,434
4.63%, 08/12/34 (a)	300,000	304,218
2.63%, 08/12/51 (a)	160,000	109,653
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	200,000	189,490
2.65%, 10/15/30 (a)	250,000	223,208
2.65%, 01/15/32 (a)	150,000	129,341
5.05%, 10/15/34 (a)	150,000	147,296
UPMC
5.38%, 05/15/43 (a)	120,000	124,477
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	635,000	628,713
5.25%, 06/15/46 (a)	300,000	263,550
Viatris, Inc.
2.30%, 06/22/27 (a)	200,000	188,542
2.70%, 06/22/30 (a)	425,000	377,770
3.85%, 06/22/40 (a)	460,000	358,910
4.00%, 06/22/50 (a)	575,000	413,011

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	145,000	101,936
Whirlpool Corp.
4.75%, 02/26/29 (a)(c)	270,000	272,716
2.40%, 05/15/31 (a)	100,000	85,701
4.70%, 05/14/32 (a)	5,000	4,956
4.50%, 06/01/46 (a)	250,000	212,115
4.60%, 05/15/50 (a)	235,000	197,050
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	80,000	74,151
3.07%, 03/01/51 (a)	100,000	69,181
Wyeth LLC
6.50%, 02/01/34	385,000	443,932
6.00%, 02/15/36	300,000	336,168
5.95%, 04/01/37	550,000	610,076
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	96,305
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 (a)	200,000	196,828
2.60%, 11/24/31 (a)	465,000	408,261
5.20%, 09/15/34 (a)	200,000	203,686
4.45%, 08/15/45 (a)	149,000	133,355
Zoetis, Inc.
4.50%, 11/13/25 (a)	310,000	310,251
5.40%, 11/14/25 (a)	100,000	100,967
3.00%, 09/12/27 (a)	340,000	329,882
3.90%, 08/20/28 (a)	220,000	218,526
2.00%, 05/15/30 (a)	250,000	221,025
4.70%, 02/01/43 (a)	425,000	405,403
3.95%, 09/12/47 (a)	175,000	147,429
4.45%, 08/20/48 (a)	150,000	136,275
3.00%, 05/15/50 (a)	115,000	81,336
		319,671,518
Energy 1.7%
Apache Corp.
4.38%, 10/15/28 (a)	105,000	103,124
4.25%, 01/15/30 (a)	175,000	168,434
6.00%, 01/15/37	150,000	155,976
5.10%, 09/01/40 (a)	360,000	320,069
5.25%, 02/01/42 (a)	140,000	125,206
4.75%, 04/15/43 (a)	160,000	132,322
5.35%, 07/01/49 (a)	120,000	103,800
Baker Hughes Holdings LLC
5.13%, 09/15/40	300,000	299,889
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	200,000	191,784
3.34%, 12/15/27 (a)	400,000	390,392
3.14%, 11/07/29 (a)	150,000	142,214
4.49%, 05/01/30 (a)	270,000	272,554
4.08%, 12/15/47 (a)	380,000	322,476
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	200,000	203,804
4.45%, 07/15/27 (a)	260,000	260,645
4.80%, 05/03/29 (a)	160,000	160,827
3.40%, 02/15/31 (a)	350,000	321,870
BP Capital Markets America, Inc.
3.41%, 02/11/26 (a)	367,000	363,998
3.12%, 05/04/26 (a)	300,000	295,641
3.02%, 01/16/27 (a)	325,000	317,889
3.54%, 04/06/27 (a)	160,000	158,131
3.59%, 04/14/27 (a)	250,000	247,278
5.02%, 11/17/27 (a)	200,000	205,800
3.94%, 09/21/28 (a)	325,000	323,203
4.23%, 11/06/28 (a)	550,000	552,271
4.70%, 04/10/29 (a)	325,000	332,026
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.97%, 10/17/29 (a)	200,000	206,490
3.63%, 04/06/30 (a)	200,000	194,264
1.75%, 08/10/30 (a)	425,000	370,948
2.72%, 01/12/32 (a)	755,000	672,864
4.81%, 02/13/33 (a)	600,000	608,202
4.89%, 09/11/33 (a)	460,000	468,119
4.99%, 04/10/34 (a)	240,000	245,542
5.23%, 11/17/34 (a)	250,000	260,485
3.06%, 06/17/41 (a)	435,000	338,056
3.00%, 02/24/50 (a)	625,000	433,894
2.77%, 11/10/50 (a)	530,000	348,952
2.94%, 06/04/51 (a)	730,000	496,575
3.00%, 03/17/52 (a)	400,000	274,784
3.38%, 02/08/61 (a)	550,000	387,706
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	440,977
3.72%, 11/28/28 (a)	250,000	245,858
Burlington Resources LLC
7.20%, 08/15/31	100,000	115,641
7.40%, 12/01/31	35,000	40,992
5.95%, 10/15/36	90,000	98,821
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	200,000	197,252
2.95%, 07/15/30 (a)	150,000	137,184
7.20%, 01/15/32	75,000	85,325
6.45%, 06/30/33	160,000	174,611
5.85%, 02/01/35	100,000	104,689
6.50%, 02/15/37	290,000	316,210
6.25%, 03/15/38	300,000	322,983
6.75%, 02/01/39	100,000	112,051
4.95%, 06/01/47 (a)	235,000	216,531
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	165,000	164,358
2.65%, 01/15/32 (a)	100,000	86,248
5.25%, 06/15/37 (a)	99,000	97,810
6.75%, 11/15/39	225,000	254,500
5.40%, 06/15/47 (a)	175,000	169,708
3.75%, 02/15/52 (a)	225,000	165,895
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	370,000	376,386
3.70%, 11/15/29 (a)	325,000	312,559
2.74%, 12/31/39 (a)	200,000	165,092
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	400,000	393,620
4.00%, 03/01/31 (a)	365,000	346,024
3.25%, 01/31/32 (a)	360,000	321,883
5.95%, 06/30/33 (a)	490,000	518,930
5.75%, 08/15/34 (a)(d)	310,000	323,485
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	540,000	536,927
5.65%, 04/15/34 (a)(d)	400,000	414,416
Chevron Corp.
3.33%, 11/17/25 (a)	75,000	74,397
2.95%, 05/16/26 (a)	650,000	640,614
2.00%, 05/11/27 (a)	100,000	95,577
2.24%, 05/11/30 (a)	500,000	454,315
3.08%, 05/11/50 (a)	350,000	256,651
Chevron USA, Inc.
1.02%, 08/12/27 (a)	260,000	240,549
3.85%, 01/15/28 (a)	175,000	175,376
3.25%, 10/15/29 (a)	75,000	72,640
6.00%, 03/01/41 (a)	100,000	112,447
5.25%, 11/15/43 (a)	110,000	115,372
2.34%, 08/12/50 (a)	325,000	203,372
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	100,000	103,211

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ConocoPhillips
5.90%, 10/15/32	100,000	110,062
6.50%, 02/01/39	500,000	577,785
4.88%, 10/01/47 (a)	340,000	329,933
ConocoPhillips Co.
6.95%, 04/15/29	515,000	572,943
5.05%, 09/15/33 (a)	305,000	315,760
3.76%, 03/15/42 (a)	400,000	340,708
4.30%, 11/15/44 (a)	200,000	178,380
3.80%, 03/15/52 (a)	315,000	252,671
5.30%, 05/15/53 (a)	250,000	252,812
5.55%, 03/15/54 (a)	190,000	198,886
4.03%, 03/15/62 (a)	550,000	444,922
5.70%, 09/15/63 (a)	250,000	267,755
Continental Resources, Inc.
4.38%, 01/15/28 (a)	300,000	295,842
4.90%, 06/01/44 (a)	200,000	171,166
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	197,134
4.38%, 03/15/29 (a)	150,000	148,265
5.60%, 03/15/34 (a)	100,000	103,638
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	100,000	102,945
5.13%, 05/15/29 (a)	200,000	205,000
8.13%, 08/16/30	225,000	264,872
3.25%, 02/15/32 (a)	170,000	151,261
5.60%, 04/01/44 (a)	70,000	69,846
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	151,568
5.25%, 10/15/27 (a)	220,000	221,368
5.88%, 06/15/28 (a)(d)	150,000	151,730
4.50%, 01/15/30 (a)	185,000	183,518
7.88%, 09/30/31	175,000	204,141
7.95%, 04/15/32	100,000	117,739
5.20%, 09/15/34 (a)	205,000	204,223
5.60%, 07/15/41 (a)	250,000	245,593
4.75%, 05/15/42 (a)	420,000	371,633
5.00%, 06/15/45 (a)	280,000	250,488
5.75%, 09/15/54 (a)	150,000	145,935
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	250,000	244,770
5.20%, 04/18/27 (a)	200,000	204,154
3.50%, 12/01/29 (a)	300,000	285,726
5.15%, 01/30/30 (a)	230,000	236,157
3.13%, 03/24/31 (a)	205,000	186,937
6.25%, 03/15/33 (a)	400,000	431,612
5.40%, 04/18/34 (a)	300,000	306,402
4.40%, 03/24/51 (a)	175,000	146,155
4.25%, 03/15/52 (a)	275,000	223,069
6.25%, 03/15/53 (a)	200,000	214,970
5.75%, 04/18/54 (a)	480,000	484,061
5.90%, 04/18/64 (a)	285,000	288,317
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	245,000	230,075
4.80%, 11/01/43 (a)(d)	110,000	102,548
4.60%, 12/15/44 (a)	150,000	135,710
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	151,398
7.50%, 04/15/38	115,000	139,126
5.50%, 09/15/40 (a)	200,000	201,340
7.38%, 10/15/45 (a)	240,000	291,451
Enbridge, Inc.
1.60%, 10/04/26 (a)	150,000	142,410
5.90%, 11/15/26 (a)	200,000	206,614
4.25%, 12/01/26 (a)	325,000	324,730
5.25%, 04/05/27 (a)	200,000	204,818
3.70%, 07/15/27 (a)	225,000	221,936
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 11/15/28 (a)	200,000	212,574
5.30%, 04/05/29 (a)	200,000	207,288
3.13%, 11/15/29 (a)	350,000	330,400
6.20%, 11/15/30 (a)	210,000	228,719
5.70%, 03/08/33 (a)	740,000	780,397
2.50%, 08/01/33 (a)	475,000	398,862
5.63%, 04/05/34 (a)	200,000	210,166
4.50%, 06/10/44 (a)	280,000	248,870
5.50%, 12/01/46 (a)	150,000	153,162
4.00%, 11/15/49 (a)	150,000	121,068
3.40%, 08/01/51 (a)	100,000	72,267
6.70%, 11/15/53 (a)	350,000	406,133
5.95%, 04/05/54 (a)	200,000	212,026
7.20%, 06/27/54 (a)(b)	200,000	210,702
Energy Transfer LP
5.95%, 12/01/25 (a)	160,000	161,782
4.75%, 01/15/26 (a)	200,000	200,308
6.05%, 12/01/26 (a)	350,000	362,337
4.40%, 03/15/27 (a)	200,000	200,406
4.20%, 04/15/27 (a)	150,000	149,607
5.50%, 06/01/27 (a)	275,000	282,131
4.00%, 10/01/27 (a)	200,000	198,082
5.55%, 02/15/28 (a)	250,000	258,620
4.95%, 05/15/28 (a)	250,000	253,835
4.95%, 06/15/28 (a)	350,000	356,041
6.10%, 12/01/28 (a)	150,000	159,429
5.25%, 04/15/29 (a)	500,000	514,565
5.25%, 07/01/29 (a)	250,000	257,765
4.15%, 09/15/29 (a)	200,000	197,084
3.75%, 05/15/30 (a)	285,000	272,471
6.40%, 12/01/30 (a)	400,000	435,540
5.75%, 02/15/33 (a)	495,000	519,116
6.55%, 12/01/33 (a)	400,000	441,928
5.55%, 05/15/34 (a)	360,000	372,787
5.60%, 09/01/34 (a)	350,000	363,898
4.90%, 03/15/35 (a)	205,000	202,450
6.63%, 10/15/36	185,000	205,485
7.50%, 07/01/38	150,000	179,114
6.05%, 06/01/41 (a)	200,000	207,104
6.50%, 02/01/42 (a)	350,000	382,560
6.10%, 02/15/42	185,000	192,311
4.95%, 01/15/43 (a)	100,000	91,821
5.15%, 02/01/43 (a)	165,000	154,876
5.95%, 10/01/43 (a)	198,000	202,229
5.30%, 04/01/44 (a)	150,000	144,126
5.00%, 05/15/44 (a)	235,000	215,892
5.15%, 03/15/45 (a)	345,000	322,082
5.35%, 05/15/45 (a)	150,000	143,031
6.13%, 12/15/45 (a)	300,000	313,257
5.30%, 04/15/47 (a)	400,000	377,284
5.40%, 10/01/47 (a)	400,000	381,236
6.00%, 06/15/48 (a)	310,000	317,539
6.25%, 04/15/49 (a)	500,000	526,460
5.00%, 05/15/50 (a)	550,000	497,304
5.95%, 05/15/54 (a)	400,000	409,760
6.05%, 09/01/54 (a)	350,000	362,505
Eni USA, Inc.
7.30%, 11/15/27	100,000	108,645
EnLink Midstream LLC
5.38%, 06/01/29 (a)	155,000	159,010
EnLink Midstream Partners LP
4.85%, 07/15/26 (a)	200,000	200,422
5.60%, 04/01/44 (a)	100,000	95,824
5.05%, 04/01/45 (a)	100,000	89,794
5.45%, 06/01/47 (a)	150,000	141,909
Enterprise Products Operating LLC
5.05%, 01/10/26	200,000	202,384
3.70%, 02/15/26 (a)	150,000	149,268

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 01/11/27 (a)	300,000	303,873
3.95%, 02/15/27 (a)	185,000	184,637
4.15%, 10/16/28 (a)	325,000	324,902
3.13%, 07/31/29 (a)	300,000	286,599
2.80%, 01/31/30 (a)	400,000	373,352
5.35%, 01/31/33 (a)	300,000	315,201
6.88%, 03/01/33	150,000	172,493
4.85%, 01/31/34 (a)	200,000	203,094
6.65%, 10/15/34	100,000	114,255
4.95%, 02/15/35 (a)	325,000	330,028
7.55%, 04/15/38	150,000	186,473
6.13%, 10/15/39	175,000	193,695
6.45%, 09/01/40	140,000	158,435
5.95%, 02/01/41	250,000	271,220
5.70%, 02/15/42	175,000	184,478
4.85%, 08/15/42 (a)	245,000	235,107
4.45%, 02/15/43 (a)	300,000	273,303
4.85%, 03/15/44 (a)	400,000	381,432
5.10%, 02/15/45 (a)	350,000	345,282
4.90%, 05/15/46 (a)	285,000	272,819
4.25%, 02/15/48 (a)	320,000	276,682
4.80%, 02/01/49 (a)	405,000	379,129
4.20%, 01/31/50 (a)	390,000	332,877
3.70%, 01/31/51 (a)	245,000	191,169
3.20%, 02/15/52 (a)	325,000	230,633
3.30%, 02/15/53 (a)	270,000	193,423
4.95%, 10/15/54 (a)	155,000	147,868
5.55%, 02/16/55 (a)	425,000	439,471
3.95%, 01/31/60 (a)	330,000	259,294
5.25%, 08/16/77 (a)(b)	290,000	286,926
5.38%, 02/15/78 (a)(b)	210,000	201,029
EOG Resources, Inc.
4.15%, 01/15/26 (a)	250,000	250,123
4.38%, 04/15/30 (a)	250,000	251,982
3.90%, 04/01/35 (a)	165,000	154,824
4.95%, 04/15/50 (a)	190,000	183,247
EQT Corp.
3.90%, 10/01/27 (a)	350,000	344,158
5.70%, 04/01/28 (a)	150,000	155,189
5.00%, 01/15/29 (a)	100,000	101,125
7.00%, 02/01/30 (a)(g)	230,000	251,714
5.75%, 02/01/34 (a)	150,000	154,602
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	550,000	543,339
2.28%, 08/16/26 (a)	355,000	345,216
3.29%, 03/19/27 (a)	300,000	298,182
2.44%, 08/16/29 (a)	300,000	280,830
3.48%, 03/19/30 (a)	575,000	558,911
2.61%, 10/15/30 (a)	625,000	576,369
3.00%, 08/16/39 (a)	205,000	168,475
4.23%, 03/19/40 (a)	600,000	562,170
3.57%, 03/06/45 (a)	300,000	248,949
4.11%, 03/01/46 (a)	765,000	683,397
3.10%, 08/16/49 (a)	615,000	452,652
4.33%, 03/19/50 (a)	765,000	693,434
3.45%, 04/15/51 (a)	770,000	598,221
Halliburton Co.
3.80%, 11/15/25 (a)	15,000	14,900
2.92%, 03/01/30 (a)	305,000	283,629
4.85%, 11/15/35 (a)	375,000	374,599
6.70%, 09/15/38	370,000	426,355
7.45%, 09/15/39	300,000	370,824
4.75%, 08/01/43 (a)	225,000	210,202
5.00%, 11/15/45 (a)	550,000	528,880
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	245,000	210,134
5.50%, 12/01/34 (a)(d)	200,000	194,906
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hess Corp.
4.30%, 04/01/27 (a)	230,000	230,053
7.88%, 10/01/29	175,000	200,401
7.30%, 08/15/31	258,000	296,009
7.13%, 03/15/33	175,000	201,926
6.00%, 01/15/40	240,000	259,486
5.60%, 02/15/41	350,000	364,731
5.80%, 04/01/47 (a)	150,000	158,670
HF Sinclair Corp.
5.88%, 04/01/26 (a)	205,000	207,897
6.38%, 04/15/27 (a)	180,000	183,118
5.00%, 02/01/28 (a)	100,000	99,380
4.50%, 10/01/30 (a)	135,000	131,768
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	215,000	243,778
7.75%, 03/15/32	100,000	117,166
7.30%, 08/15/33	175,000	203,761
5.80%, 03/15/35	300,000	315,891
6.50%, 02/01/37	150,000	164,495
6.95%, 01/15/38	350,000	398,107
6.50%, 09/01/39	200,000	219,572
6.55%, 09/15/40	165,000	179,718
7.50%, 11/15/40	150,000	178,452
6.38%, 03/01/41	185,000	198,142
5.63%, 09/01/41	100,000	99,807
5.00%, 08/15/42 (a)	100,000	93,079
4.70%, 11/01/42 (a)	175,000	156,105
5.00%, 03/01/43 (a)	250,000	230,358
5.50%, 03/01/44 (a)	190,000	186,943
5.40%, 09/01/44 (a)	100,000	96,904
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	390,000	390,889
5.00%, 02/01/29 (a)	300,000	306,252
5.10%, 08/01/29 (a)	150,000	154,023
2.00%, 02/15/31 (a)	375,000	322,429
7.80%, 08/01/31	300,000	350,142
7.75%, 01/15/32	250,000	292,620
4.80%, 02/01/33 (a)	250,000	248,065
5.20%, 06/01/33 (a)	100,000	101,320
5.40%, 02/01/34 (a)	325,000	333,239
5.30%, 12/01/34 (a)	170,000	172,713
5.55%, 06/01/45 (a)	525,000	519,020
5.05%, 02/15/46 (a)	250,000	231,280
5.20%, 03/01/48 (a)	246,000	230,687
3.25%, 08/01/50 (a)	275,000	187,525
5.45%, 08/01/52 (a)	270,000	262,896
5.95%, 08/01/54 (a)	200,000	207,752
Marathon Oil Corp.
4.40%, 07/15/27 (a)	320,000	320,643
5.30%, 04/01/29 (a)	150,000	155,637
6.80%, 03/15/32	88,000	99,528
5.70%, 04/01/34 (a)	210,000	225,462
6.60%, 10/01/37	260,000	297,762
5.20%, 06/01/45 (a)	175,000	172,470
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	260,000	264,209
3.80%, 04/01/28 (a)	100,000	98,367
6.50%, 03/01/41 (a)	375,000	408,517
4.75%, 09/15/44 (a)	200,000	178,400
4.50%, 04/01/48 (a)	195,000	165,906
5.00%, 09/15/54 (a)	100,000	89,207
MPLX LP
1.75%, 03/01/26 (a)	450,000	433,480
4.13%, 03/01/27 (a)	400,000	397,964
4.25%, 12/01/27 (a)	246,000	245,274
4.00%, 03/15/28 (a)	350,000	345,474
4.80%, 02/15/29 (a)	250,000	253,962

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 08/15/30 (a)	450,000	405,319
4.95%, 09/01/32 (a)	285,000	286,260
5.00%, 03/01/33 (a)	350,000	350,504
5.50%, 06/01/34 (a)	405,000	416,733
4.50%, 04/15/38 (a)	500,000	462,320
5.20%, 03/01/47 (a)	300,000	284,946
5.20%, 12/01/47 (a)	150,000	141,132
4.70%, 04/15/48 (a)	475,000	414,946
5.50%, 02/15/49 (a)	425,000	414,077
4.95%, 03/14/52 (a)	425,000	381,892
4.90%, 04/15/58 (a)	140,000	123,354
National Fuel Gas Co.
5.50%, 01/15/26 (a)	175,000	176,633
5.50%, 10/01/26	100,000	102,070
3.95%, 09/15/27 (a)	200,000	196,798
4.75%, 09/01/28 (a)	100,000	100,514
2.95%, 03/01/31 (a)	70,000	61,835
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	247,443
NOV, Inc.
3.60%, 12/01/29 (a)	150,000	142,434
3.95%, 12/01/42 (a)	365,000	290,441
Occidental Petroleum Corp.
5.55%, 03/15/26 (a)	250,000	253,135
8.50%, 07/15/27 (a)	150,000	163,233
5.00%, 08/01/27 (a)	150,000	152,151
6.38%, 09/01/28 (a)	150,000	157,874
5.20%, 08/01/29 (a)	300,000	305,037
8.88%, 07/15/30 (a)	350,000	413,336
6.63%, 09/01/30 (a)	350,000	377,748
6.13%, 01/01/31 (a)	450,000	475,290
7.50%, 05/01/31	250,000	284,157
7.88%, 09/15/31	175,000	203,163
5.38%, 01/01/32 (a)	335,000	340,256
5.55%, 10/01/34 (a)	300,000	304,818
6.45%, 09/15/36	540,000	583,686
7.95%, 06/15/39	140,000	168,680
6.20%, 03/15/40	200,000	207,788
6.60%, 03/15/46 (a)	260,000	279,718
4.40%, 04/15/46 (a)	210,000	171,778
4.20%, 03/15/48 (a)	145,000	114,189
6.05%, 10/01/54 (a)	270,000	274,517
ONEOK Partners LP
6.65%, 10/01/36	135,000	150,513
6.85%, 10/15/37	175,000	198,158
6.13%, 02/01/41 (a)	200,000	209,608
6.20%, 09/15/43 (a)	150,000	158,223
ONEOK, Inc.
5.85%, 01/15/26 (a)	215,000	218,363
5.00%, 03/01/26 (a)	25,000	25,134
5.55%, 11/01/26 (a)	250,000	255,775
4.00%, 07/13/27 (a)	150,000	148,941
4.25%, 09/24/27 (a)	250,000	250,300
4.55%, 07/15/28 (a)	225,000	226,224
5.65%, 11/01/28 (a)	200,000	209,124
4.35%, 03/15/29 (a)	230,000	228,825
3.40%, 09/01/29 (a)	250,000	237,820
3.10%, 03/15/30 (a)	250,000	232,910
3.25%, 06/01/30 (a)	195,000	182,928
5.80%, 11/01/30 (a)	200,000	213,100
6.35%, 01/15/31 (a)	200,000	216,882
4.75%, 10/15/31 (a)	300,000	300,213
6.10%, 11/15/32 (a)	375,000	404,505
6.05%, 09/01/33 (a)	475,000	508,079
5.05%, 11/01/34 (a)	475,000	472,957
6.00%, 06/15/35	100,000	107,095
5.15%, 10/15/43 (a)	215,000	205,030
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 09/15/46 (a)	195,000	161,019
4.95%, 07/13/47 (a)	265,000	240,564
4.20%, 10/03/47 (a)	100,000	80,445
5.20%, 07/15/48 (a)	300,000	280,194
4.85%, 02/01/49 (a)	134,000	119,816
4.45%, 09/01/49 (a)	200,000	167,288
3.95%, 03/01/50 (a)	250,000	192,143
4.50%, 03/15/50 (a)	100,000	83,618
7.15%, 01/15/51 (a)	100,000	116,018
6.63%, 09/01/53 (a)	500,000	555,210
5.70%, 11/01/54 (a)	350,000	348,369
5.85%, 11/01/64 (a)	175,000	173,908
Ovintiv, Inc.
5.38%, 01/01/26 (a)	175,000	176,169
5.65%, 05/15/28 (a)	200,000	206,440
7.20%, 11/01/31	170,000	189,723
7.38%, 11/01/31	210,000	237,021
6.25%, 07/15/33 (a)	200,000	211,616
6.50%, 08/15/34	250,000	270,462
6.63%, 08/15/37	115,000	123,988
6.50%, 02/01/38	200,000	214,344
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	170,000	163,802
5.15%, 11/15/29 (a)	100,000	98,855
7.15%, 10/01/33 (a)	115,000	123,895
Phillips 66
1.30%, 02/15/26 (a)	200,000	192,274
3.90%, 03/15/28 (a)	220,000	217,785
2.15%, 12/15/30 (a)	250,000	219,478
4.65%, 11/15/34 (a)	150,000	146,676
5.88%, 05/01/42	400,000	423,628
4.88%, 11/15/44 (a)	450,000	419,953
3.30%, 03/15/52 (a)	375,000	260,546
Phillips 66 Co.
4.95%, 12/01/27 (a)	230,000	235,518
3.75%, 03/01/28 (a)	350,000	344,879
3.15%, 12/15/29 (a)	395,000	374,274
5.25%, 06/15/31 (a)	110,000	113,810
4.95%, 03/15/35 (a)	200,000	197,926
4.68%, 02/15/45 (a)	185,000	167,986
4.90%, 10/01/46 (a)	315,000	290,685
5.65%, 06/15/54 (a)	150,000	151,556
5.50%, 03/15/55 (a)	100,000	98,138
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	250,000	240,455
5.10%, 03/29/26	290,000	294,112
1.90%, 08/15/30 (a)	380,000	333,241
2.15%, 01/15/31 (a)	250,000	219,718
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	350,000	349,730
4.50%, 12/15/26 (a)	160,000	160,238
3.55%, 12/15/29 (a)	200,000	190,356
3.80%, 09/15/30 (a)	200,000	190,798
5.70%, 09/15/34 (a)	200,000	207,976
6.65%, 01/15/37	150,000	166,358
5.15%, 06/01/42 (a)	200,000	189,036
4.30%, 01/31/43 (a)	150,000	127,059
4.70%, 06/15/44 (a)	100,000	88,963
4.90%, 02/15/45 (a)	200,000	180,784
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	450,000	457,555
5.00%, 03/15/27 (a)	420,000	425,578
4.20%, 03/15/28 (a)	450,000	447,655
4.50%, 05/15/30 (a)	525,000	523,750
5.90%, 09/15/37 (a)	150,000	158,882

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Schlumberger Investment SA
4.50%, 05/15/28 (a)	200,000	203,032
2.65%, 06/26/30 (a)	325,000	298,863
5.00%, 06/01/34 (a)	175,000	179,830
Shell International Finance BV
2.88%, 05/10/26	500,000	490,680
2.50%, 09/12/26	305,000	296,445
3.88%, 11/13/28 (a)	500,000	498,750
2.38%, 11/07/29 (a)	400,000	370,112
2.75%, 04/06/30 (a)	500,000	465,815
4.13%, 05/11/35	450,000	437,247
6.38%, 12/15/38	785,000	912,657
5.50%, 03/25/40	50,000	53,273
2.88%, 11/26/41 (a)	140,000	107,030
3.63%, 08/21/42	250,000	209,868
4.55%, 08/12/43	375,000	355,436
4.38%, 05/11/45	825,000	753,423
4.00%, 05/10/46	640,000	552,147
3.75%, 09/12/46	400,000	328,556
3.13%, 11/07/49 (a)	420,000	303,517
3.25%, 04/06/50 (a)	650,000	481,877
3.00%, 11/26/51 (a)	275,000	193,179
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29 (a)(d)	300,000	301,038
5.58%, 10/01/34 (a)(d)	400,000	404,364
6.18%, 10/01/54 (a)(d)	205,000	207,585
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	150,000	147,393
5.95%, 09/25/43 (a)	200,000	208,554
4.50%, 03/15/45 (a)	100,000	87,193
Suncor Energy, Inc.
7.15%, 02/01/32	50,000	56,530
5.95%, 12/01/34	150,000	161,814
6.80%, 05/15/38	265,000	303,232
6.50%, 06/15/38	370,000	414,911
6.85%, 06/01/39	225,000	255,649
4.00%, 11/15/47 (a)	210,000	167,225
3.75%, 03/04/51 (a)	335,000	253,280
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	230,225
6.15%, 03/01/29 (a)	250,000	266,492
4.20%, 02/01/33 (a)	250,000	236,878
6.13%, 03/15/33 (a)	250,000	268,565
6.50%, 03/30/34 (a)	265,000	293,350
5.50%, 02/15/35 (a)	200,000	206,044
4.95%, 04/15/52 (a)	230,000	207,331
6.25%, 07/01/52 (a)	150,000	161,540
6.50%, 02/15/53 (a)	250,000	277,920
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	405,000	410,978
5.00%, 01/15/28 (a)	150,000	150,125
5.50%, 03/01/30 (a)	230,000	234,437
4.88%, 02/01/31 (a)	350,000	347,550
4.00%, 01/15/32 (a)	450,000	423,220
TC PipeLines LP
3.90%, 05/25/27 (a)	300,000	295,575
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	105,700
Texas Eastern Transmission LP
7.00%, 07/15/32	150,000	170,108
Tosco Corp.
8.13%, 02/15/30	200,000	237,656
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	406,000	396,837
2.83%, 01/10/30 (a)	250,000	235,193
2.99%, 06/29/41 (a)	250,000	194,128
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.46%, 07/12/49 (a)	300,000	230,790
3.13%, 05/29/50 (a)	700,000	506,366
3.39%, 06/29/60 (a)	280,000	200,936
TotalEnergies Capital SA
3.88%, 10/11/28	275,000	273,540
5.15%, 04/05/34 (a)	460,000	478,878
4.72%, 09/10/34 (a)	225,000	226,204
5.49%, 04/05/54 (a)	490,000	507,709
5.28%, 09/10/54 (a)	200,000	200,514
5.64%, 04/05/64 (a)	400,000	418,628
5.43%, 09/10/64 (a)	250,000	251,637
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	335,000	336,514
6.20%, 03/09/26 (a)	250,000	250,133
4.25%, 05/15/28 (a)	500,000	498,575
4.10%, 04/15/30 (a)	150,000	147,585
2.50%, 10/12/31 (a)	150,000	132,813
4.63%, 03/01/34 (a)	450,000	444,361
5.85%, 03/15/36	150,000	159,422
6.20%, 10/15/37	290,000	318,640
4.75%, 05/15/38 (a)	205,000	197,579
7.25%, 08/15/38	200,000	240,072
7.63%, 01/15/39	345,000	424,481
6.10%, 06/01/40	260,000	280,787
5.00%, 10/16/43 (a)	160,000	153,611
4.88%, 05/15/48 (a)	300,000	280,872
5.10%, 03/15/49 (a)	300,000	292,557
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	258,642
4.00%, 03/15/28 (a)	150,000	147,987
3.25%, 05/15/30 (a)	250,000	234,323
5.40%, 08/15/41 (a)	135,000	137,878
4.45%, 08/01/42 (a)	125,000	113,639
4.60%, 03/15/48 (a)	190,000	167,432
Valero Energy Corp.
3.40%, 09/15/26 (a)	140,000	137,722
2.15%, 09/15/27 (a)	215,000	203,020
4.35%, 06/01/28 (a)	150,000	150,027
4.00%, 04/01/29 (a)	150,000	148,178
2.80%, 12/01/31 (a)	200,000	176,312
7.50%, 04/15/32	320,000	373,194
6.63%, 06/15/37	400,000	447,904
4.90%, 03/15/45	200,000	187,656
3.65%, 12/01/51 (a)	235,000	171,313
4.00%, 06/01/52 (a)	155,000	120,350
Valero Energy Partners LP
4.50%, 03/15/28 (a)	160,000	160,538
Western Midstream Operating LP
4.65%, 07/01/26 (a)	250,000	250,080
4.50%, 03/01/28 (a)	150,000	148,697
4.75%, 08/15/28 (a)	210,000	209,950
4.05%, 02/01/30 (a)(e)	470,000	452,671
5.45%, 11/15/34 (a)	200,000	200,652
5.45%, 04/01/44 (a)	200,000	189,562
5.30%, 03/01/48 (a)	190,000	172,748
5.50%, 08/15/48 (a)	135,000	125,385
5.25%, 02/01/50 (a)(e)	300,000	272,547
Williams Cos., Inc.
3.75%, 06/15/27 (a)	500,000	492,910
5.30%, 08/15/28 (a)	275,000	284,229
4.90%, 03/15/29 (a)	400,000	406,612
3.50%, 11/15/30 (a)	350,000	331,030
7.50%, 01/15/31	200,000	228,308
2.60%, 03/15/31 (a)	500,000	442,240
8.75%, 03/15/32	200,000	245,042
4.65%, 08/15/32 (a)	145,000	144,137
5.65%, 03/15/33 (a)	150,000	157,266

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 03/15/34 (a)	315,000	318,667
6.30%, 04/15/40	275,000	300,341
5.80%, 11/15/43 (a)	165,000	170,585
5.40%, 03/04/44 (a)	210,000	207,743
5.75%, 06/24/44 (a)	230,000	236,557
4.90%, 01/15/45 (a)	175,000	162,132
5.10%, 09/15/45 (a)	310,000	295,511
4.85%, 03/01/48 (a)	250,000	228,063
3.50%, 10/15/51 (a)	195,000	141,775
5.30%, 08/15/52 (a)	225,000	218,545
5.80%, 11/15/54 (a)	225,000	232,603
Woodside Finance Ltd.
5.10%, 09/12/34 (a)	250,000	248,378
5.70%, 09/12/54 (a)	150,000	149,291
		147,307,703
Industrial Other 0.1%
American University
3.67%, 04/01/49	175,000	146,361
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	100,000	107,097
Brown University
2.92%, 09/01/50 (a)	50,000	36,973
California Institute of Technology
4.32%, 08/01/45	100,000	93,992
4.70%, 11/01/11	170,000	157,644
3.65%, 09/01/19 (a)	150,000	108,254
Case Western Reserve University
5.41%, 06/01/22 (a)	130,000	134,842
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	298,155
4.00%, 05/01/32 (a)	225,000	220,642
Claremont Mckenna College
3.78%, 01/01/22 (a)	145,000	105,936
Duke University
2.68%, 10/01/44	165,000	126,548
2.76%, 10/01/50	115,000	80,758
2.83%, 10/01/55	190,000	133,152
Emory University
2.14%, 09/01/30 (a)	235,000	212,055
2.97%, 09/01/50 (a)	50,000	36,612
George Washington University
4.30%, 09/15/44	125,000	115,091
4.87%, 09/15/45	100,000	100,078
4.13%, 09/15/48 (a)	250,000	225,802
Georgetown University
4.32%, 04/01/49 (a)	126,000	115,664
2.94%, 04/01/50 (a)	155,000	111,306
5.22%, 10/01/18 (a)	180,000	178,213
Howard University
5.21%, 10/01/52 (a)	125,000	118,651
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	300,000	319,482
Johns Hopkins University
4.71%, 07/01/32 (a)	100,000	102,867
4.08%, 07/01/53	120,000	109,186
2.81%, 01/01/60 (a)	145,000	97,627
Leland Stanford Junior University
1.29%, 06/01/27 (a)	100,000	93,631
3.65%, 05/01/48 (a)	210,000	179,275
2.41%, 06/01/50 (a)	205,000	136,210
Massachusetts Institute of Technology
3.96%, 07/01/38	100,000	96,828
2.99%, 07/01/50 (a)	200,000	151,198
2.29%, 07/01/51 (a)(c)	175,000	112,252
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.07%, 04/01/52 (a)	175,000	132,233
5.60%, 07/01/11	200,000	225,120
4.68%, 07/01/14	155,000	148,116
3.89%, 07/01/16	150,000	119,041
Northeastern University
2.89%, 10/01/50	100,000	73,457
Northwestern University
4.64%, 12/01/44	150,000	149,046
2.64%, 12/01/50 (a)	100,000	69,235
3.66%, 12/01/57 (a)	110,000	90,913
President & Fellows of Harvard College
4.88%, 10/15/40	50,000	51,065
3.15%, 07/15/46 (a)	232,000	183,746
2.52%, 10/15/50 (a)	100,000	67,888
3.75%, 11/15/52 (a)	250,000	214,370
3.30%, 07/15/56 (a)	150,000	116,697
Quanta Services, Inc.
2.90%, 10/01/30 (a)	255,000	234,842
2.35%, 01/15/32 (a)	255,000	218,974
3.05%, 10/01/41 (a)	100,000	76,028
Thomas Jefferson University
3.85%, 11/01/57 (a)	175,000	135,663
Trustees of Boston College
3.13%, 07/01/52	175,000	131,675
Trustees of Boston University
4.06%, 10/01/48 (a)	155,000	137,324
Trustees of Princeton University
5.70%, 03/01/39	225,000	255,953
2.52%, 07/01/50 (a)	100,000	70,544
4.20%, 03/01/52 (a)	50,000	46,732
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	110,000	71,632
4.67%, 09/01/12	100,000	94,234
3.61%, 02/15/19 (a)	125,000	90,688
University of Chicago
2.76%, 04/01/45 (a)	205,000	165,790
2.55%, 04/01/50 (a)	130,000	92,907
4.00%, 10/01/53 (a)	125,000	111,008
University of Notre Dame du Lac
3.44%, 02/15/45	185,000	157,211
3.39%, 02/15/48 (a)	159,000	130,151
University of Southern California
3.03%, 10/01/39	235,000	200,956
3.84%, 10/01/47 (a)	190,000	166,438
2.81%, 10/01/50 (a)	200,000	141,630
2.95%, 10/01/51 (a)	180,000	131,054
4.98%, 10/01/53 (a)	55,000	56,955
5.25%, 10/01/11	85,000	90,165
3.23%, 10/01/20 (a)	75,000	49,665
Washington University
3.52%, 04/15/54 (a)	105,000	84,641
4.35%, 04/15/22 (a)	155,000	133,906
William Marsh Rice University
3.57%, 05/15/45	100,000	87,462
3.77%, 05/15/55	125,000	109,050
Yale University
1.48%, 04/15/30 (a)	195,000	170,695
2.40%, 04/15/50 (a)	190,000	126,424
		9,773,706
Technology 2.3%
Adobe, Inc.
2.15%, 02/01/27 (a)	285,000	274,255
4.85%, 04/04/27 (a)	175,000	179,338
4.80%, 04/04/29 (a)	260,000	268,635

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 02/01/30 (a)	395,000	363,096
4.95%, 04/04/34 (a)	200,000	208,612
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	146,402
4.39%, 06/01/52 (a)(c)	200,000	186,322
Alphabet, Inc.
2.00%, 08/15/26 (a)	500,000	484,770
0.80%, 08/15/27 (a)	325,000	301,158
1.10%, 08/15/30 (a)	675,000	581,391
1.90%, 08/15/40 (a)	525,000	375,049
2.05%, 08/15/50 (a)	750,000	467,572
2.25%, 08/15/60 (a)	525,000	322,602
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	223,183
Analog Devices, Inc.
3.50%, 12/05/26 (a)	225,000	223,216
3.45%, 06/15/27 (a)	175,000	172,657
1.70%, 10/01/28 (a)	215,000	197,566
2.10%, 10/01/31 (a)	300,000	261,375
5.05%, 04/01/34 (a)	150,000	157,218
2.80%, 10/01/41 (a)	250,000	189,845
2.95%, 10/01/51 (a)	400,000	282,656
5.30%, 04/01/54 (a)	150,000	157,278
Apple, Inc.
0.70%, 02/08/26 (a)	705,000	676,158
3.25%, 02/23/26 (a)	955,000	946,701
4.42%, 05/08/26 (a)	305,000	305,076
2.45%, 08/04/26 (a)	630,000	615,044
2.05%, 09/11/26 (a)	640,000	619,494
3.35%, 02/09/27 (a)	720,000	713,599
3.20%, 05/11/27 (a)	500,000	493,535
3.00%, 06/20/27 (a)	275,000	270,204
2.90%, 09/12/27 (a)	625,000	611,106
3.00%, 11/13/27 (a)	450,000	440,950
1.20%, 02/08/28 (a)	750,000	690,900
4.00%, 05/10/28 (a)	500,000	505,700
1.40%, 08/05/28 (a)	650,000	596,518
3.25%, 08/08/29 (a)	350,000	341,600
2.20%, 09/11/29 (a)	500,000	463,535
1.65%, 05/11/30 (a)	600,000	532,596
1.25%, 08/20/30 (a)	430,000	372,350
1.65%, 02/08/31 (a)	820,000	717,229
1.70%, 08/05/31 (a)(c)	350,000	303,723
3.35%, 08/08/32 (a)	300,000	286,626
4.30%, 05/10/33 (a)(c)	300,000	309,903
4.50%, 02/23/36 (a)	380,000	393,433
2.38%, 02/08/41 (a)	450,000	337,855
3.85%, 05/04/43	945,000	851,681
4.45%, 05/06/44	230,000	228,579
3.45%, 02/09/45	600,000	503,784
4.38%, 05/13/45	600,000	576,828
4.65%, 02/23/46 (a)	1,015,000	1,009,113
3.85%, 08/04/46 (a)	588,000	518,046
4.25%, 02/09/47 (a)	300,000	282,525
3.75%, 09/12/47 (a)	350,000	302,095
3.75%, 11/13/47 (a)	419,000	362,163
2.95%, 09/11/49 (a)	430,000	318,376
2.65%, 05/11/50 (a)	800,000	554,240
2.40%, 08/20/50 (a)	450,000	298,255
2.65%, 02/08/51 (a)	550,000	378,537
2.70%, 08/05/51 (a)	625,000	432,887
3.95%, 08/08/52 (a)	510,000	449,060
4.85%, 05/10/53 (a)	375,000	387,011
2.55%, 08/20/60 (a)	550,000	362,609
2.80%, 02/08/61 (a)	550,000	368,417
2.85%, 08/05/61 (a)	460,000	312,184
4.10%, 08/08/62 (a)	320,000	284,208
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	249,328
3.30%, 04/01/27 (a)	420,000	413,729
1.75%, 06/01/30 (a)	250,000	219,783
5.10%, 10/01/35 (a)	100,000	106,188
5.85%, 06/15/41	235,000	264,622
4.35%, 04/01/47 (a)	175,000	163,539
2.75%, 06/01/50 (a)	410,000	286,606
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	225,000	219,906
2.95%, 02/15/32 (a)	155,000	136,157
5.88%, 04/10/34 (a)	25,000	25,953
Atlassian Corp.
5.25%, 05/15/29 (a)	150,000	155,276
5.50%, 05/15/34 (a)	225,000	235,717
Autodesk, Inc.
3.50%, 06/15/27 (a)	75,000	73,781
2.85%, 01/15/30 (a)	50,000	46,474
2.40%, 12/15/31 (a)	375,000	328,492
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	320,000	297,270
1.25%, 09/01/30 (a)	350,000	300,202
4.45%, 09/09/34 (a)	250,000	250,780
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	249,998
3.00%, 05/15/31 (a)	125,000	109,965
5.50%, 06/01/32 (a)	100,000	101,603
Baidu, Inc.
1.72%, 04/09/26 (a)	200,000	192,202
3.63%, 07/06/27	200,000	197,036
4.38%, 03/29/28 (a)	200,000	200,398
4.88%, 11/14/28 (a)	200,000	204,050
3.43%, 04/07/30 (a)(c)	200,000	190,776
2.38%, 10/09/30 (a)	50,000	44,736
2.38%, 08/23/31 (a)	200,000	174,218
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	750,000	745,080
3.50%, 01/15/28 (a)	250,000	244,328
Broadcom, Inc.
3.15%, 11/15/25 (a)	275,000	271,246
3.46%, 09/15/26 (a)	204,000	201,328
5.05%, 07/12/27 (a)	350,000	357,815
1.95%, 02/15/28 (a)(d)	300,000	278,649
4.15%, 02/15/28 (a)	250,000	249,803
4.11%, 09/15/28 (a)	330,000	329,267
4.00%, 04/15/29 (a)(d)	210,000	206,930
4.75%, 04/15/29 (a)	400,000	406,572
5.05%, 07/12/29 (a)	600,000	618,132
4.35%, 02/15/30 (a)	500,000	499,260
5.00%, 04/15/30 (a)	200,000	207,198
4.15%, 11/15/30 (a)	543,000	534,844
2.45%, 02/15/31 (a)(d)	790,000	700,382
5.15%, 11/15/31 (a)	425,000	440,835
4.55%, 02/15/32 (a)	250,000	249,788
4.15%, 04/15/32 (a)(d)	425,000	412,624
4.30%, 11/15/32 (a)	665,000	653,775
2.60%, 02/15/33 (a)(d)	500,000	428,695
3.42%, 04/15/33 (a)(d)	610,000	554,990
3.47%, 04/15/34 (a)(d)	905,000	816,174
4.80%, 10/15/34 (a)	500,000	499,865
3.14%, 11/15/35 (a)(d)	916,000	783,949
3.19%, 11/15/36 (a)(d)	832,000	705,270
4.93%, 05/15/37 (a)(d)	655,000	654,718
3.50%, 02/15/41 (a)(d)	905,000	745,231
3.75%, 02/15/51 (a)(d)	550,000	438,020

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	150,000	147,755
2.90%, 12/01/29 (a)	250,000	231,955
2.60%, 05/01/31 (a)	250,000	220,850
Cadence Design Systems, Inc.
4.20%, 09/10/27	150,000	150,800
4.70%, 09/10/34 (a)	300,000	301,860
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	192,702
4.25%, 04/01/28 (a)	255,000	252,220
3.28%, 12/01/28 (a)	150,000	142,362
3.25%, 02/15/29 (a)	305,000	288,066
5.10%, 03/01/30 (a)	150,000	152,567
3.57%, 12/01/31 (a)	300,000	275,091
5.55%, 08/22/34 (a)	200,000	204,638
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	189,334
2.30%, 09/14/31 (a)	200,000	171,840
Cisco Systems, Inc.
4.90%, 02/26/26	340,000	345,012
2.95%, 02/28/26	250,000	246,793
2.50%, 09/20/26 (a)	450,000	439,690
4.80%, 02/26/27 (a)	455,000	465,069
4.85%, 02/26/29 (a)	810,000	837,921
4.95%, 02/26/31 (a)	700,000	731,892
5.05%, 02/26/34 (a)	720,000	756,504
5.90%, 02/15/39	675,000	760,799
5.50%, 01/15/40	500,000	542,095
5.30%, 02/26/54 (a)	595,000	631,557
5.35%, 02/26/64 (a)	315,000	335,119
Concentrix Corp.
6.65%, 08/02/26 (a)	210,000	215,790
6.60%, 08/02/28 (a)	250,000	260,792
6.85%, 08/02/33 (a)(c)	195,000	202,069
Corning, Inc.
4.70%, 03/15/37	90,000	88,217
5.75%, 08/15/40	100,000	105,357
4.75%, 03/15/42	215,000	203,184
5.35%, 11/15/48 (a)	155,000	156,300
3.90%, 11/15/49 (a)	100,000	81,456
4.38%, 11/15/57 (a)	150,000	128,129
5.85%, 11/15/68 (a)	100,000	105,420
5.45%, 11/15/79 (a)	350,000	346,941
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	679,000	695,608
4.90%, 10/01/26 (a)	400,000	404,424
6.10%, 07/15/27 (a)	235,000	246,875
5.25%, 02/01/28 (a)	250,000	258,340
5.30%, 10/01/29 (a)	550,000	572,616
6.20%, 07/15/30 (a)	200,000	217,636
5.75%, 02/01/33 (a)	300,000	322,164
5.40%, 04/15/34 (a)	260,000	271,224
8.10%, 07/15/36 (a)	350,000	435,946
3.38%, 12/15/41 (a)	350,000	275,884
8.35%, 07/15/46 (a)	183,000	248,157
3.45%, 12/15/51 (a)	175,000	128,356
Dell, Inc.
7.10%, 04/15/28	95,000	103,262
6.50%, 04/15/38	100,000	110,333
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	237,078
2.38%, 09/15/28 (a)	200,000	181,276
Equifax, Inc.
2.60%, 12/15/25 (a)	155,000	151,647
5.10%, 12/15/27 (a)	325,000	332,293
5.10%, 06/01/28 (a)	200,000	204,880
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 05/15/30 (a)	200,000	187,256
2.35%, 09/15/31 (a)	300,000	260,739
Equinix, Inc.
1.45%, 05/15/26 (a)	200,000	191,204
2.90%, 11/18/26 (a)	250,000	243,443
1.80%, 07/15/27 (a)	150,000	140,760
1.55%, 03/15/28 (a)	265,000	241,783
2.00%, 05/15/28 (a)	235,000	216,886
3.20%, 11/18/29 (a)	350,000	330,603
2.15%, 07/15/30 (a)	300,000	265,350
2.50%, 05/15/31 (a)	300,000	265,122
3.90%, 04/15/32 (a)	350,000	335,559
3.00%, 07/15/50 (a)	195,000	132,766
2.95%, 09/15/51 (a)	205,000	136,596
3.40%, 02/15/52 (a)	145,000	105,899
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	175,000	169,325
3.45%, 03/01/32 (a)	160,000	145,784
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	350,000	334,764
1.65%, 03/01/28 (a)	250,000	228,755
2.25%, 03/01/31 (a)	325,000	285,178
5.10%, 07/15/32 (a)	225,000	233,557
3.10%, 03/01/41 (a)	290,000	224,054
4.50%, 08/15/46 (a)	125,000	110,819
Fiserv, Inc.
3.20%, 07/01/26 (a)	700,000	687,995
2.25%, 06/01/27 (a)	405,000	385,584
5.45%, 03/02/28 (a)	350,000	363,401
5.38%, 08/21/28 (a)	200,000	207,898
4.20%, 10/01/28 (a)	500,000	498,470
3.50%, 07/01/29 (a)	805,000	777,984
2.65%, 06/01/30 (a)	200,000	182,484
5.35%, 03/15/31 (a)	200,000	209,430
5.60%, 03/02/33 (a)	250,000	265,040
5.63%, 08/21/33 (a)	390,000	413,092
5.45%, 03/15/34 (a)	225,000	235,422
5.15%, 08/12/34 (a)	305,000	312,906
4.40%, 07/01/49 (a)	565,000	500,217
Flex Ltd.
3.75%, 02/01/26 (a)	250,000	247,295
6.00%, 01/15/28 (a)	105,000	108,919
4.88%, 06/15/29 (a)	250,000	250,370
4.88%, 05/12/30 (a)	250,000	250,542
Fortinet, Inc.
1.00%, 03/15/26 (a)	205,000	195,603
2.20%, 03/15/31 (a)	210,000	182,629
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	160,000	153,258
6.00%, 06/04/29 (a)	135,000	141,341
Global Payments, Inc.
1.20%, 03/01/26 (a)	400,000	382,476
2.15%, 01/15/27 (a)	350,000	333,823
4.45%, 06/01/28 (a)	175,000	174,459
3.20%, 08/15/29 (a)	400,000	374,808
5.30%, 08/15/29 (a)	250,000	257,330
2.90%, 05/15/30 (a)	275,000	250,899
2.90%, 11/15/31 (a)	200,000	176,412
5.40%, 08/15/32 (a)	200,000	205,752
4.15%, 08/15/49 (a)	260,000	210,036
5.95%, 08/15/52 (a)	200,000	206,218
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	750,000	750,735
1.75%, 04/01/26 (a)	250,000	240,480
6.10%, 04/01/26 (a)	150,000	150,000
4.45%, 09/25/26	375,000	375,832
4.40%, 09/25/27 (a)	350,000	350,427

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 07/01/28 (a)	25,000	25,803
4.55%, 10/15/29 (a)	500,000	498,620
4.85%, 10/15/31 (a)	300,000	299,343
5.00%, 10/15/34 (a)	575,000	569,555
6.20%, 10/15/35 (a)	225,000	245,475
6.35%, 10/15/45 (a)	460,000	504,933
5.60%, 10/15/54 (a)	300,000	294,765
HP, Inc.
1.45%, 06/17/26 (a)	235,000	224,145
3.00%, 06/17/27 (a)	300,000	290,769
4.00%, 04/15/29 (a)	300,000	295,266
3.40%, 06/17/30 (a)	200,000	189,642
2.65%, 06/17/31 (a)	275,000	243,295
4.20%, 04/15/32 (a)	175,000	169,720
5.50%, 01/15/33 (a)(c)	400,000	421,000
6.00%, 09/15/41	350,000	376,764
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	115,000	116,408
5.25%, 02/05/44 (a)	400,000	407,716
5.30%, 02/05/54 (a)	400,000	405,460
Intel Corp.
4.88%, 02/10/26	500,000	502,550
2.60%, 05/19/26 (a)	350,000	339,727
3.75%, 03/25/27 (a)	275,000	270,281
3.15%, 05/11/27 (a)	340,000	328,797
3.75%, 08/05/27 (a)	345,000	338,228
4.88%, 02/10/28 (a)	515,000	520,459
1.60%, 08/12/28 (a)	300,000	268,359
4.00%, 08/05/29 (a)	250,000	244,215
2.45%, 11/15/29 (a)	630,000	567,189
5.13%, 02/10/30 (a)	50,000	51,122
3.90%, 03/25/30 (a)	600,000	577,392
2.00%, 08/12/31 (a)	400,000	334,772
4.15%, 08/05/32 (a)	375,000	357,907
4.00%, 12/15/32	145,000	136,677
5.20%, 02/10/33 (a)	725,000	734,613
5.15%, 02/21/34 (a)	350,000	353,934
4.60%, 03/25/40 (a)	250,000	225,813
2.80%, 08/12/41 (a)	305,000	212,277
4.80%, 10/01/41	275,000	250,250
4.25%, 12/15/42	275,000	230,511
5.63%, 02/10/43 (a)	55,000	54,723
4.90%, 07/29/45 (a)	350,000	313,159
4.10%, 05/19/46 (a)	360,000	286,546
4.10%, 05/11/47 (a)	285,000	224,839
3.73%, 12/08/47 (a)	560,000	413,879
3.25%, 11/15/49 (a)	650,000	438,503
4.75%, 03/25/50 (a)	660,000	570,583
3.05%, 08/12/51 (a)	500,000	320,525
4.90%, 08/05/52 (a)	505,000	443,602
5.70%, 02/10/53 (a)	440,000	432,384
5.60%, 02/21/54 (a)	200,000	194,970
3.10%, 02/15/60 (a)	325,000	198,071
4.95%, 03/25/60 (a)	305,000	265,512
3.20%, 08/12/61 (a)	250,000	153,543
5.05%, 08/05/62 (a)	260,000	228,899
5.90%, 02/10/63 (a)	400,000	401,584
International Business Machines Corp.
7.00%, 10/30/25	195,000	200,866
4.50%, 02/06/26	300,000	301,539
3.45%, 02/19/26	510,000	505,027
3.30%, 05/15/26	950,000	937,887
3.30%, 01/27/27	150,000	147,678
2.20%, 02/09/27 (a)	310,000	297,101
1.70%, 05/15/27 (a)	410,000	386,150
4.15%, 07/27/27 (a)	315,000	316,364
4.50%, 02/06/28 (a)	450,000	456,417
3.50%, 05/15/29	1,010,000	981,690
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 05/15/30 (a)	400,000	353,980
2.72%, 02/09/32 (a)	150,000	134,730
4.40%, 07/27/32 (a)	300,000	299,961
5.88%, 11/29/32	200,000	219,794
4.15%, 05/15/39	650,000	599,053
5.60%, 11/30/39	160,000	172,504
2.85%, 05/15/40 (a)	200,000	154,300
4.00%, 06/20/42	375,000	330,941
4.70%, 02/19/46	300,000	286,029
4.25%, 05/15/49	950,000	833,454
2.95%, 05/15/50 (a)	340,000	235,702
3.43%, 02/09/52 (a)	200,000	149,770
4.90%, 07/27/52 (a)	100,000	96,306
5.10%, 02/06/53 (a)	140,000	141,404
7.13%, 12/01/96 (c)	125,000	167,775
Intuit, Inc.
5.25%, 09/15/26 (a)	200,000	205,056
1.35%, 07/15/27 (a)	250,000	233,288
1.65%, 07/15/30 (a)	150,000	130,776
5.20%, 09/15/33 (a)	400,000	422,212
5.50%, 09/15/53 (a)	365,000	392,703
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	245,685
3.60%, 01/15/30 (a)	250,000	236,078
3.00%, 01/15/31 (a)	250,000	224,508
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	143,706
3.75%, 08/15/29 (a)	250,000	241,410
2.00%, 12/10/30 (a)	150,000	128,711
5.95%, 03/15/41	100,000	103,537
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	225,000	226,514
3.00%, 10/30/29 (a)	175,000	163,464
KLA Corp.
4.10%, 03/15/29 (a)	224,000	225,196
4.65%, 07/15/32 (a)	300,000	307,155
5.00%, 03/15/49 (a)	125,000	124,383
3.30%, 03/01/50 (a)	250,000	189,278
4.95%, 07/15/52 (a)	480,000	477,634
5.25%, 07/15/62 (a)	295,000	303,552
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	200,000	190,240
2.70%, 10/15/28 (a)	150,000	138,824
3.15%, 10/15/31 (a)	200,000	175,964
6.35%, 02/20/34 (a)	150,000	160,625
4.10%, 10/15/41 (a)	100,000	80,720
Lam Research Corp.
3.75%, 03/15/26 (a)	265,000	263,704
4.00%, 03/15/29 (a)	300,000	299,892
1.90%, 06/15/30 (a)	250,000	221,023
4.88%, 03/15/49 (a)	220,000	215,508
2.88%, 06/15/50 (a)	225,000	157,525
3.13%, 06/15/60 (a)	125,000	86,413
Leidos, Inc.
4.38%, 05/15/30 (a)	385,000	378,959
2.30%, 02/15/31 (a)	285,000	247,725
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	165,000	158,242
2.45%, 04/15/28 (a)	375,000	350,104
4.88%, 06/22/28 (a)	199,000	200,942
5.75%, 02/15/29 (a)	25,000	26,249
2.95%, 04/15/31 (a)	150,000	135,573
5.95%, 09/15/33 (a)	130,000	139,647
Mastercard, Inc.
2.95%, 11/21/26 (a)	225,000	220,779
3.30%, 03/26/27 (a)	300,000	295,845
4.10%, 01/15/28 (a)	200,000	201,476

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/26/28 (a)	180,000	177,899
4.88%, 03/09/28 (a)	200,000	206,672
2.95%, 06/01/29 (a)	420,000	402,763
3.35%, 03/26/30 (a)	400,000	386,784
1.90%, 03/15/31 (a)	150,000	131,747
2.00%, 11/18/31 (a)	345,000	298,522
4.35%, 01/15/32 (a)	325,000	326,687
4.85%, 03/09/33 (a)	150,000	156,057
4.88%, 05/09/34 (a)	200,000	207,046
4.55%, 01/15/35 (a)	350,000	351,837
3.80%, 11/21/46 (a)	125,000	106,713
3.95%, 02/26/48 (a)	145,000	126,356
3.65%, 06/01/49 (a)	295,000	242,348
3.85%, 03/26/50 (a)	450,000	381,285
2.95%, 03/15/51 (a)	250,000	178,205
Microchip Technology, Inc.
5.05%, 03/15/29 (a)	255,000	262,028
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	151,047
4.19%, 02/15/27 (a)	250,000	249,405
5.38%, 04/15/28 (a)	150,000	154,608
5.33%, 02/06/29 (a)	200,000	206,734
6.75%, 11/01/29 (a)	350,000	384,776
4.66%, 02/15/30 (a)	250,000	251,747
5.30%, 01/15/31 (a)	250,000	259,950
2.70%, 04/15/32 (a)	350,000	306,197
5.88%, 02/09/33 (a)	200,000	213,854
5.88%, 09/15/33 (a)	250,000	267,717
3.37%, 11/01/41 (a)	200,000	155,668
3.48%, 11/01/51 (a)	215,000	157,642
Microsoft Corp.
3.13%, 11/03/25 (a)	1,025,000	1,015,508
2.40%, 08/08/26 (a)	1,150,000	1,122,112
3.40%, 09/15/26 (a)	350,000	347,805
3.30%, 02/06/27 (a)	800,000	792,800
3.40%, 06/15/27 (a)	75,000	74,513
1.35%, 09/15/30 (a)	175,000	152,616
3.50%, 02/12/35 (a)	525,000	502,204
4.20%, 11/03/35 (a)	200,000	202,846
3.45%, 08/08/36 (a)	585,000	545,817
4.10%, 02/06/37 (a)	370,000	367,584
5.20%, 06/01/39	100,000	111,032
3.50%, 11/15/42	65,000	57,434
3.75%, 02/12/45 (a)	100,000	91,575
4.45%, 11/03/45 (a)	200,000	202,446
3.70%, 08/08/46 (a)	600,000	532,950
4.25%, 02/06/47 (a)	410,000	407,257
4.50%, 06/15/47 (a)	183,000	180,608
2.53%, 06/01/50 (a)	1,835,000	1,260,370
2.50%, 09/15/50 (a)	465,000	315,237
2.92%, 03/17/52 (a)	1,779,000	1,307,369
4.00%, 02/12/55 (a)	155,000	141,407
3.95%, 08/08/56 (a)	200,000	176,702
4.50%, 02/06/57 (a)	250,000	248,880
2.68%, 06/01/60 (a)	960,000	634,003
3.04%, 03/17/62 (a)	591,000	425,680
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	97,870
4.25%, 02/01/29 (a)	110,000	110,564
2.00%, 08/19/31 (a)	210,000	181,192
5.00%, 08/05/34 (a)	150,000	153,771
2.75%, 08/19/41 (a)	195,000	144,908
5.25%, 07/15/44	175,000	178,206
4.88%, 12/17/48 (a)	125,000	119,790
3.25%, 05/20/50 (a)	160,000	116,763
3.75%, 02/25/52 (a)	160,000	128,811
3.10%, 11/29/61 (a)	175,000	115,621
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	325,000	328,442
4.60%, 05/23/29 (a)	200,000	201,912
2.30%, 11/15/30 (a)	275,000	242,820
2.75%, 05/24/31 (a)	345,000	308,896
5.60%, 06/01/32 (a)	175,000	185,241
5.40%, 04/15/34 (a)	215,000	224,445
5.50%, 09/01/44	100,000	102,585
NetApp, Inc.
2.38%, 06/22/27 (a)	175,000	166,884
2.70%, 06/22/30 (a)	250,000	227,120
Nokia OYJ
4.38%, 06/12/27	145,000	144,287
6.63%, 05/15/39	175,000	186,321
NVIDIA Corp.
3.20%, 09/16/26 (a)	450,000	445,428
1.55%, 06/15/28 (a)	315,000	291,296
2.85%, 04/01/30 (a)	400,000	378,560
2.00%, 06/15/31 (a)	200,000	177,068
3.50%, 04/01/40 (a)	350,000	309,498
3.50%, 04/01/50 (a)	600,000	492,816
3.70%, 04/01/60 (a)	175,000	144,412
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	75,000	75,774
5.55%, 12/01/28 (a)	180,000	186,912
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)	280,000	278,006
3.15%, 05/01/27 (a)	215,000	209,047
4.40%, 06/01/27 (a)	50,000	50,155
4.30%, 06/18/29 (a)	320,000	318,541
3.40%, 05/01/30 (a)	275,000	260,021
2.50%, 05/11/31 (a)	315,000	276,170
2.65%, 02/15/32 (a)	300,000	260,805
5.00%, 01/15/33 (a)	255,000	258,203
3.25%, 05/11/41 (a)	400,000	312,696
3.13%, 02/15/42 (a)	140,000	105,238
3.25%, 11/30/51 (a)	150,000	105,690
Oracle Corp.
5.80%, 11/10/25	325,000	330,138
1.65%, 03/25/26 (a)	815,000	783,598
2.65%, 07/15/26 (a)	756,000	735,437
2.80%, 04/01/27 (a)	735,000	711,693
3.25%, 11/15/27 (a)	800,000	778,992
2.30%, 03/25/28 (a)	635,000	596,411
4.50%, 05/06/28 (a)	250,000	253,200
4.20%, 09/27/29 (a)	400,000	399,260
6.15%, 11/09/29 (a)	350,000	378,794
2.95%, 04/01/30 (a)	950,000	884,203
4.65%, 05/06/30 (a)	200,000	203,984
3.25%, 05/15/30 (a)	150,000	141,704
2.88%, 03/25/31 (a)	945,000	859,959
6.25%, 11/09/32 (a)	650,000	719,374
4.90%, 02/06/33 (a)	340,000	346,433
4.30%, 07/08/34 (a)	525,000	508,468
4.70%, 09/27/34 (a)	400,000	399,244
3.90%, 05/15/35 (a)	420,000	388,424
3.85%, 07/15/36 (a)	355,000	321,328
3.80%, 11/15/37 (a)	535,000	473,710
6.50%, 04/15/38	410,000	466,404
6.13%, 07/08/39	365,000	403,712
3.60%, 04/01/40 (a)	750,000	624,187
5.38%, 07/15/40	600,000	612,648
3.65%, 03/25/41 (a)	700,000	579,558
4.50%, 07/08/44 (a)	380,000	342,631
4.13%, 05/15/45 (a)	580,000	492,803
4.00%, 07/15/46 (a)	865,000	718,590
4.00%, 11/15/47 (a)	645,000	530,822

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 04/01/50 (a)	1,295,000	986,363
3.95%, 03/25/51 (a)	1,045,000	842,155
6.90%, 11/09/52 (a)	735,000	886,101
5.55%, 02/06/53 (a)	660,000	675,919
5.38%, 09/27/54 (a)	400,000	400,624
4.38%, 05/15/55 (a)	375,000	320,827
3.85%, 04/01/60 (a)	1,000,000	754,020
4.10%, 03/25/61 (a)	400,000	314,836
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	400,000	389,844
3.90%, 06/01/27 (a)	150,000	150,078
2.85%, 10/01/29 (a)	425,000	399,814
2.30%, 06/01/30 (a)	300,000	272,031
4.40%, 06/01/32 (a)	365,000	366,281
5.15%, 06/01/34 (a)	205,000	213,928
3.25%, 06/01/50 (a)	380,000	281,781
5.05%, 06/01/52 (a)	285,000	284,635
5.50%, 06/01/54 (a)	60,000	63,236
5.25%, 06/01/62 (a)	145,000	146,599
Qorvo, Inc.
4.38%, 10/15/29 (a)	225,000	218,219
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	550,000	541,376
1.30%, 05/20/28 (a)	234,000	213,017
2.15%, 05/20/30 (a)	450,000	407,200
1.65%, 05/20/32 (a)	430,000	357,592
4.25%, 05/20/32 (a)	150,000	149,984
5.40%, 05/20/33 (a)	65,000	70,145
4.65%, 05/20/35 (a)	300,000	306,210
4.80%, 05/20/45 (a)	450,000	441,679
4.30%, 05/20/47 (a)	430,000	390,109
3.25%, 05/20/50 (a)	240,000	180,907
4.50%, 05/20/52 (a)	300,000	276,396
6.00%, 05/20/53 (a)	350,000	396,791
RELX Capital, Inc.
4.00%, 03/18/29 (a)	275,000	272,646
3.00%, 05/22/30 (a)	200,000	187,346
4.75%, 05/20/32 (a)	150,000	151,899
Roper Technologies, Inc.
3.85%, 12/15/25 (a)	150,000	149,349
3.80%, 12/15/26 (a)	235,000	233,670
1.40%, 09/15/27 (a)	200,000	185,314
4.20%, 09/15/28 (a)	250,000	249,998
2.95%, 09/15/29 (a)	220,000	206,677
2.00%, 06/30/30 (a)	160,000	140,688
1.75%, 02/15/31 (a)	300,000	254,085
4.75%, 02/15/32 (a)	150,000	151,883
4.90%, 10/15/34 (a)	300,000	302,214
S&P Global, Inc.
2.95%, 01/22/27 (a)	150,000	146,436
2.45%, 03/01/27 (a)	200,000	192,956
4.75%, 08/01/28 (a)	160,000	163,685
2.70%, 03/01/29 (a)	350,000	330,452
4.25%, 05/01/29 (a)	240,000	241,474
2.50%, 12/01/29 (a)	150,000	138,650
1.25%, 08/15/30 (a)	250,000	213,393
2.90%, 03/01/32 (a)	490,000	446,018
5.25%, 09/15/33 (a)	265,000	281,377
3.25%, 12/01/49 (a)	240,000	182,321
3.70%, 03/01/52 (a)	295,000	240,971
2.30%, 08/15/60 (a)	225,000	128,435
3.90%, 03/01/62 (a)	160,000	130,314
Salesforce, Inc.
3.70%, 04/11/28 (a)	435,000	432,725
1.50%, 07/15/28 (a)	350,000	320,946
1.95%, 07/15/31 (a)	450,000	390,816
2.70%, 07/15/41 (a)	365,000	276,477
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 07/15/51 (a)	575,000	401,988
3.05%, 07/15/61 (a)	250,000	167,993
ServiceNow, Inc.
1.40%, 09/01/30 (a)	540,000	463,552
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	190,000	181,710
3.00%, 06/01/31 (a)	215,000	189,632
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	142,631
2.38%, 08/09/28 (a)	135,000	124,579
2.65%, 08/09/31 (a)	250,000	214,470
6.10%, 04/12/34 (a)	150,000	159,051
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	200,000	178,888
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	250,000	217,498
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	250,000	237,278
2.90%, 11/03/27 (a)	325,000	315,585
4.60%, 02/15/28 (a)	150,000	153,266
4.60%, 02/08/29 (a)	150,000	153,986
2.25%, 09/04/29 (a)	350,000	322,742
1.75%, 05/04/30 (a)	300,000	265,074
1.90%, 09/15/31 (a)	150,000	130,811
3.65%, 08/16/32 (a)	280,000	270,208
4.90%, 03/14/33 (a)	250,000	262,037
3.88%, 03/15/39 (a)	100,000	92,792
4.15%, 05/15/48 (a)	650,000	579,520
2.70%, 09/15/51 (a)	175,000	119,077
5.00%, 03/14/53 (a)	200,000	201,758
5.15%, 02/08/54 (a)	200,000	205,652
5.05%, 05/18/63 (a)	350,000	351,004
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	125,000	123,121
5.50%, 08/15/35	175,000	184,216
5.85%, 04/15/40	175,000	187,280
5.65%, 11/23/43 (a)	120,000	123,986
Trimble, Inc.
4.90%, 06/15/28 (a)	175,000	177,616
6.10%, 03/15/33 (a)	225,000	243,225
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	400,000	380,424
3.88%, 04/22/27 (a)	300,000	297,663
4.13%, 04/22/29 (a)	245,000	245,039
2.50%, 10/25/31 (a)	395,000	349,405
4.25%, 04/22/32 (a)(c)	335,000	333,757
3.13%, 10/25/41 (a)	200,000	164,110
3.25%, 10/25/51 (a)	265,000	208,441
4.50%, 04/22/52 (a)(c)	300,000	296,811
Tyco Electronics Group SA
4.50%, 02/13/26	150,000	150,825
3.70%, 02/15/26 (a)	250,000	248,245
3.13%, 08/15/27 (a)	150,000	146,397
2.50%, 02/04/32 (a)	275,000	244,148
7.13%, 10/01/37	100,000	121,611
VeriSign, Inc.
4.75%, 07/15/27 (a)	180,000	180,430
2.70%, 06/15/31 (a)	185,000	161,958
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	275,000	273,655
5.25%, 06/05/34 (a)	150,000	154,953
5.50%, 06/15/45 (a)	200,000	202,780
3.63%, 05/15/50 (a)	150,000	114,764
Visa, Inc.
3.15%, 12/14/25 (a)	1,100,000	1,088,241
1.90%, 04/15/27 (a)	400,000	382,224

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 08/15/27 (a)	215,000	198,357
2.75%, 09/15/27 (a)	175,000	170,216
2.05%, 04/15/30 (a)	460,000	416,686
1.10%, 02/15/31 (a)	430,000	360,718
4.15%, 12/14/35 (a)	510,000	502,544
2.70%, 04/15/40 (a)	260,000	204,685
4.30%, 12/14/45 (a)	925,000	861,859
3.65%, 09/15/47 (a)	310,000	259,622
2.00%, 08/15/50 (a)	400,000	242,344
VMware LLC
1.40%, 08/15/26 (a)	535,000	507,324
4.65%, 05/15/27 (a)	50,000	50,376
3.90%, 08/21/27 (a)	350,000	346,482
1.80%, 08/15/28 (a)	60,000	54,590
4.70%, 05/15/30 (a)	300,000	302,466
2.20%, 08/15/31 (a)	500,000	429,690
Western Digital Corp.
2.85%, 02/01/29 (a)	175,000	159,593
3.10%, 02/01/32 (a)	260,000	224,336
Western Union Co.
1.35%, 03/15/26 (a)	200,000	190,906
2.75%, 03/15/31 (a)	100,000	87,471
6.20%, 11/17/36	250,000	266,122
Workday, Inc.
3.50%, 04/01/27 (a)	300,000	295,377
3.70%, 04/01/29 (a)	200,000	195,438
3.80%, 04/01/32 (a)	400,000	379,640
Xilinx, Inc.
2.38%, 06/01/30 (a)	225,000	204,491
		192,015,312
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	191,942	167,481
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	164,978	157,084
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	179,194	173,505
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	154,853	149,584
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29 (c)	224,940	213,455
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	76,650	73,091
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	121,548	114,952
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	211,639	197,066
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	135,000	137,072
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	155,000	160,174
3.25%, 06/15/27 (a)	200,000	196,922
6.20%, 08/15/36	100,000	114,364
6.15%, 05/01/37	105,000	119,927
5.75%, 05/01/40 (a)	65,000	71,197
5.05%, 03/01/41 (a)	200,000	203,328
5.40%, 06/01/41 (a)	250,000	263,285
4.95%, 09/15/41 (a)	80,000	80,163
4.40%, 03/15/42 (a)	250,000	234,582
4.38%, 09/01/42 (a)	350,000	327,208
4.45%, 03/15/43 (a)	200,000	188,120
5.15%, 09/01/43 (a)	200,000	207,218
4.90%, 04/01/44 (a)	150,000	148,980
4.55%, 09/01/44 (a)	375,000	355,046
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 09/01/45 (a)	250,000	240,740
3.90%, 08/01/46 (a)	415,000	353,829
4.13%, 06/15/47 (a)	225,000	198,819
4.05%, 06/15/48 (a)	200,000	174,474
4.15%, 12/15/48 (a)	330,000	290,753
3.55%, 02/15/50 (a)	330,000	264,396
3.05%, 02/15/51 (a)	355,000	255,895
3.30%, 09/15/51 (a)	350,000	265,209
2.88%, 06/15/52 (a)	150,000	103,578
4.45%, 01/15/53 (a)	305,000	282,952
5.20%, 04/15/54 (a)	450,000	465,318
Canadian National Railway Co.
6.90%, 07/15/28	265,000	291,609
3.85%, 08/05/32 (a)	300,000	289,965
4.38%, 09/18/34 (a)	200,000	198,686
6.38%, 11/15/37	305,000	354,376
3.20%, 08/02/46 (a)	250,000	192,760
3.65%, 02/03/48 (a)	225,000	185,798
4.45%, 01/20/49 (a)	200,000	185,706
2.45%, 05/01/50 (a)	200,000	129,228
4.40%, 08/05/52 (a)	250,000	231,205
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	250,000	237,927
4.00%, 06/01/28 (a)	150,000	149,277
2.88%, 11/15/29 (a)	150,000	141,034
2.05%, 03/05/30 (a)	150,000	134,298
7.13%, 10/15/31	125,000	144,829
2.45%, 12/02/31 (a)	400,000	352,616
4.80%, 09/15/35 (a)	145,000	145,144
5.95%, 05/15/37	155,000	168,832
3.00%, 12/02/41 (a)	300,000	232,656
4.30%, 05/15/43 (a)	125,000	113,293
4.80%, 08/01/45 (a)	150,000	144,222
4.95%, 08/15/45 (a)	160,000	155,534
4.70%, 05/01/48 (a)	150,000	140,808
3.50%, 05/01/50 (a)	125,000	97,284
3.10%, 12/02/51 (a)	500,000	357,615
4.20%, 11/15/69 (a)	125,000	101,271
6.13%, 09/15/15 (a)	254,000	280,101
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	185,000	184,018
CSX Corp.
3.35%, 11/01/25 (a)	215,000	213,000
2.60%, 11/01/26 (a)	250,000	243,210
3.25%, 06/01/27 (a)	303,000	297,661
3.80%, 03/01/28 (a)	300,000	297,966
4.25%, 03/15/29 (a)	65,000	65,517
2.40%, 02/15/30 (a)	225,000	206,170
4.10%, 11/15/32 (a)	85,000	83,671
5.20%, 11/15/33 (a)(c)	100,000	105,518
6.00%, 10/01/36	200,000	223,238
6.15%, 05/01/37	250,000	282,740
6.22%, 04/30/40	225,000	255,717
5.50%, 04/15/41 (a)	150,000	158,926
4.75%, 05/30/42 (a)	50,000	48,597
4.40%, 03/01/43 (a)	180,000	166,518
4.10%, 03/15/44 (a)	250,000	222,740
3.80%, 11/01/46 (a)	260,000	218,195
4.30%, 03/01/48 (a)	70,000	62,922
4.75%, 11/15/48 (a)	220,000	211,814
4.50%, 03/15/49 (a)	200,000	185,538
3.35%, 09/15/49 (a)	260,000	198,102
3.80%, 04/15/50 (a)	150,000	123,834
3.95%, 05/01/50 (a)	150,000	127,041
2.50%, 05/15/51 (a)	250,000	160,610
4.50%, 11/15/52 (a)	270,000	250,314
4.50%, 08/01/54 (a)	150,000	138,372

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 11/01/66 (a)	200,000	169,466
4.65%, 03/01/68 (a)	125,000	114,919
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	213,031	199,271
Delta Air Lines, Inc.
7.38%, 01/15/26 (a)	250,000	257,332
4.38%, 04/19/28 (a)	120,000	118,885
3.75%, 10/28/29 (a)	150,000	141,657
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	196,527	170,181
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	246,485
3.40%, 02/15/28 (a)	150,000	146,553
4.20%, 10/17/28 (a)	150,000	150,291
3.10%, 08/05/29 (a)	550,000	523,083
4.25%, 05/15/30 (a)	200,000	199,988
2.40%, 05/15/31 (a)	50,000	44,273
4.90%, 01/15/34	112,000	114,489
3.90%, 02/01/35	230,000	214,960
3.25%, 05/15/41 (a)	250,000	194,995
3.88%, 08/01/42	200,000	167,036
5.10%, 01/15/44	225,000	219,931
4.10%, 02/01/45	287,000	241,912
4.75%, 11/15/45 (a)	265,000	244,009
4.55%, 04/01/46 (a)	400,000	357,176
4.40%, 01/15/47 (a)	240,000	209,890
4.05%, 02/15/48 (a)	300,000	248,571
4.95%, 10/17/48 (a)	260,000	244,943
5.25%, 05/15/50 (a)	275,000	271,527
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	255,000	242,607
2.65%, 07/15/31 (a)	150,000	128,010
6.50%, 05/06/34 (a)	190,000	202,282
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	225,000	223,735
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	118,908	106,143
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (c)	269,840	257,689
Kirby Corp.
4.20%, 03/01/28 (a)	150,000	148,488
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	300,000	293,928
7.80%, 05/15/27	170,000	185,529
3.15%, 06/01/27 (a)	100,000	97,564
2.55%, 11/01/29 (a)	200,000	185,218
5.05%, 08/01/30 (a)	170,000	177,063
2.30%, 05/15/31 (a)	200,000	177,538
3.00%, 03/15/32 (a)	235,000	214,372
4.45%, 03/01/33 (a)	100,000	99,921
4.84%, 10/01/41	230,000	226,044
3.95%, 10/01/42 (a)	100,000	86,974
4.45%, 06/15/45 (a)	250,000	229,332
4.65%, 01/15/46 (a)	170,000	159,961
3.94%, 11/01/47 (a)	250,000	208,950
4.15%, 02/28/48 (a)	275,000	237,671
4.10%, 05/15/49 (a)	100,000	85,091
3.40%, 11/01/49 (a)	150,000	113,277
3.05%, 05/15/50 (a)	300,000	211,635
2.90%, 08/25/51 (a)	75,000	50,724
4.05%, 08/15/52 (a)	250,000	209,175
3.70%, 03/15/53 (a)	125,000	98,343
4.55%, 06/01/53 (a)	270,000	245,344
3.16%, 05/15/55 (a)	260,000	180,921
5.95%, 03/15/64 (a)	90,000	99,956
5.10%, 08/01/18 (a)	190,000	177,411
4.10%, 05/15/21 (a)	170,000	129,703
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ryder System, Inc.
1.75%, 09/01/26 (a)	150,000	142,849
2.90%, 12/01/26 (a)	150,000	145,585
2.85%, 03/01/27 (a)	435,000	420,719
5.30%, 03/15/27 (a)	50,000	51,188
4.30%, 06/15/27 (a)	50,000	50,035
5.25%, 06/01/28 (a)	255,000	263,224
6.30%, 12/01/28 (a)	100,000	107,511
5.38%, 03/15/29 (a)	35,000	36,339
6.60%, 12/01/33 (a)	200,000	223,570
Southwest Airlines Co.
3.00%, 11/15/26 (a)	100,000	97,184
5.13%, 06/15/27 (a)	475,000	483,450
3.45%, 11/16/27 (a)	125,000	121,140
2.63%, 02/10/30 (a)	140,000	126,881
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	205,000	177,542
Union Pacific Corp.
2.75%, 03/01/26 (a)	200,000	196,338
2.15%, 02/05/27 (a)	175,000	167,916
3.00%, 04/15/27 (a)	75,000	73,284
3.95%, 09/10/28 (a)	300,000	299,943
6.63%, 02/01/29	290,000	319,670
3.70%, 03/01/29 (a)	325,000	321,474
2.40%, 02/05/30 (a)	425,000	390,226
2.38%, 05/20/31 (a)	300,000	269,160
2.80%, 02/14/32 (a)	400,000	364,244
3.38%, 02/01/35 (a)	150,000	137,109
2.89%, 04/06/36 (a)	250,000	215,340
3.60%, 09/15/37 (a)	200,000	179,672
3.55%, 08/15/39 (a)	150,000	131,227
3.20%, 05/20/41 (a)	350,000	284,112
3.38%, 02/14/42 (a)	100,000	82,243
4.05%, 11/15/45 (a)	120,000	105,112
4.05%, 03/01/46 (a)	175,000	152,532
4.00%, 04/15/47 (a)	200,000	172,136
4.50%, 09/10/48 (a)	125,000	116,144
4.30%, 03/01/49 (a)	275,000	245,415
3.25%, 02/05/50 (a)	715,000	540,311
3.80%, 10/01/51 (a)	290,000	239,291
2.95%, 03/10/52 (a)	110,000	77,492
3.50%, 02/14/53 (a)	355,000	277,188
3.88%, 02/01/55 (a)	170,000	140,607
3.95%, 08/15/59 (a)	150,000	123,003
3.84%, 03/20/60 (a)	550,000	441,507
3.55%, 05/20/61 (a)	200,000	148,440
2.97%, 09/16/62 (a)	350,000	226,604
5.15%, 01/20/63 (a)	20,000	20,240
4.10%, 09/15/67 (a)	175,000	143,512
3.75%, 02/05/70 (a)	265,000	200,629
3.80%, 04/06/71 (a)	355,000	273,847
3.85%, 02/14/72 (a)	155,000	120,334
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	104,219	102,467
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	166,204	162,679
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	214,417	203,503
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	166,610	155,979
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	248,494	235,145
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	224,634	216,325
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	242,383	216,739

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	188,605	192,724
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	410,616	431,648
United Airlines Pass-Through Trust
5.45%, 08/15/38	250,000	260,502
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	150,000	145,281
3.05%, 11/15/27 (a)	300,000	292,017
3.40%, 03/15/29 (a)	125,000	122,094
2.50%, 09/01/29 (a)	275,000	256,525
4.45%, 04/01/30 (a)	325,000	331,620
4.88%, 03/03/33 (a)	310,000	321,036
5.15%, 05/22/34 (a)	250,000	262,860
6.20%, 01/15/38	400,000	457,740
5.20%, 04/01/40 (a)	150,000	155,068
4.88%, 11/15/40 (a)	160,000	160,704
3.63%, 10/01/42	100,000	83,781
3.40%, 11/15/46 (a)	235,000	186,818
3.75%, 11/15/47 (a)	360,000	296,669
4.25%, 03/15/49 (a)	210,000	186,388
3.40%, 09/01/49 (a)	300,000	233,247
5.30%, 04/01/50 (a)	350,000	364,147
5.05%, 03/03/53 (a)	300,000	300,378
5.50%, 05/22/54 (a)	150,000	160,393
5.60%, 05/22/64 (a)	100,000	107,304
		43,785,512
		1,191,148,741

Utility 2.3%
Electric 2.0%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	93,772
5.45%, 05/15/29 (a)	150,000	156,524
2.10%, 07/01/30 (a)	300,000	264,465
4.70%, 05/15/32 (a)	150,000	150,648
3.80%, 10/01/47 (a)	160,000	124,219
4.15%, 05/01/49 (a)	100,000	81,690
3.45%, 01/15/50 (a)	275,000	199,386
3.45%, 05/15/51 (a)	100,000	71,803
5.25%, 05/15/52 (a)	175,000	170,926
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	100,000	97,846
5.15%, 04/01/34 (a)	125,000	129,700
3.75%, 12/01/47 (a)	265,000	215,000
4.25%, 09/15/48 (a)	160,000	139,902
3.80%, 06/15/49 (a)	150,000	120,743
3.15%, 09/15/49 (a)	75,000	54,146
3.65%, 04/01/50 (a)	225,000	177,709
5.40%, 03/15/53 (a)	200,000	207,832
AES Corp.
1.38%, 01/15/26 (a)	290,000	278,322
5.45%, 06/01/28 (a)	250,000	257,532
2.45%, 01/15/31 (a)	375,000	324,862
Alabama Power Co.
1.45%, 09/15/30 (a)	190,000	162,815
3.05%, 03/15/32 (a)	210,000	191,850
3.94%, 09/01/32 (a)	175,000	169,655
6.00%, 03/01/39	150,000	167,018
3.85%, 12/01/42	150,000	128,999
4.15%, 08/15/44 (a)	150,000	131,841
3.75%, 03/01/45 (a)	175,000	146,113
4.30%, 01/02/46 (a)	150,000	134,040
3.70%, 12/01/47 (a)	200,000	162,522
4.30%, 07/15/48 (a)	150,000	133,592
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 10/01/49 (a)	200,000	153,890
3.13%, 07/15/51 (a)	200,000	142,716
3.00%, 03/15/52 (a)	150,000	105,695
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (e)	375,000	380,025
Ameren Corp.
3.65%, 02/15/26 (a)	175,000	173,273
5.70%, 12/01/26 (a)	200,000	205,690
5.00%, 01/15/29 (a)	200,000	204,956
3.50%, 01/15/31 (a)	300,000	284,169
Ameren Illinois Co.
3.85%, 09/01/32 (a)	200,000	191,346
4.95%, 06/01/33 (a)	150,000	154,415
4.15%, 03/15/46 (a)	175,000	154,826
3.70%, 12/01/47 (a)	175,000	143,432
4.50%, 03/15/49 (a)	150,000	138,386
3.25%, 03/15/50 (a)	100,000	73,324
2.90%, 06/15/51 (a)	200,000	137,770
5.90%, 12/01/52 (a)	140,000	156,148
5.55%, 07/01/54 (a)	100,000	107,759
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	25,000	24,070
5.75%, 11/01/27 (a)	250,000	261,432
3.20%, 11/13/27 (a)	75,000	72,675
4.30%, 12/01/28 (a)	350,000	350,119
5.20%, 01/15/29 (a)	200,000	206,628
2.30%, 03/01/30 (a)	250,000	224,877
5.95%, 11/01/32 (a)	210,000	227,951
5.63%, 03/01/33 (a)	200,000	211,378
3.25%, 03/01/50 (a)	150,000	105,803
3.88%, 02/15/62 (a)(b)	325,000	306,988
Appalachian Power Co.
3.30%, 06/01/27 (a)	250,000	244,127
2.70%, 04/01/31 (a)	100,000	89,452
4.50%, 08/01/32 (a)	160,000	158,034
7.00%, 04/01/38	170,000	201,421
4.40%, 05/15/44 (a)	50,000	43,960
4.45%, 06/01/45 (a)	150,000	130,538
4.50%, 03/01/49 (a)	120,000	104,845
3.70%, 05/01/50 (a)	195,000	147,968
Arizona Public Service Co.
2.20%, 12/15/31 (a)	250,000	212,325
5.55%, 08/01/33 (a)	200,000	208,776
5.05%, 09/01/41 (a)	155,000	153,183
4.35%, 11/15/45 (a)	200,000	173,932
3.75%, 05/15/46 (a)	200,000	159,332
4.20%, 08/15/48 (a)	170,000	143,126
4.25%, 03/01/49 (a)	100,000	84,435
3.50%, 12/01/49 (a)	145,000	106,853
3.35%, 05/15/50 (a)	190,000	139,015
2.65%, 09/15/50 (a)	175,000	110,157
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	145,000	144,430
Avangrid, Inc.
3.80%, 06/01/29 (a)	195,000	189,721
Avista Corp.
4.35%, 06/01/48 (a)	150,000	132,317
4.00%, 04/01/52 (a)	150,000	121,853
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	150,000	131,967
5.30%, 06/01/34 (a)	100,000	104,823
6.35%, 10/01/36	125,000	141,761
3.50%, 08/15/46 (a)	155,000	121,774
3.75%, 08/15/47 (a)	100,000	81,569
4.25%, 09/15/48 (a)	115,000	100,863
3.20%, 09/15/49 (a)	130,000	94,384
2.90%, 06/15/50 (a)	130,000	89,135

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 06/01/52 (a)	175,000	158,863
5.40%, 06/01/53 (a)	150,000	155,732
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	200,000	194,770
3.70%, 07/15/30 (a)	205,000	200,578
1.65%, 05/15/31 (a)	175,000	148,220
6.13%, 04/01/36	520,000	574,595
5.95%, 05/15/37	150,000	163,710
5.15%, 11/15/43 (a)	260,000	262,714
4.50%, 02/01/45 (a)	250,000	234,977
3.80%, 07/15/48 (a)	220,000	175,771
4.45%, 01/15/49 (a)	300,000	266,907
4.25%, 10/15/50 (a)	200,000	170,882
2.85%, 05/15/51 (a)	430,000	291,028
4.60%, 05/01/53 (a)	310,000	280,060
Black Hills Corp.
3.15%, 01/15/27 (a)	250,000	243,227
5.95%, 03/15/28 (a)	40,000	41,984
3.05%, 10/15/29 (a)	175,000	163,476
2.50%, 06/15/30 (a)	200,000	178,230
4.35%, 05/01/33 (a)	275,000	264,052
6.15%, 05/15/34 (a)	150,000	162,075
4.20%, 09/15/46 (a)	115,000	96,804
3.88%, 10/15/49 (a)	140,000	109,484
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	96,809
3.00%, 03/01/32 (a)	250,000	226,275
4.45%, 10/01/32 (a)	200,000	199,124
6.95%, 03/15/33	175,000	201,687
4.95%, 04/01/33 (a)	350,000	357,360
3.55%, 08/01/42 (a)	128,000	105,037
3.95%, 03/01/48 (a)	200,000	165,780
4.25%, 02/01/49 (a)	250,000	220,147
2.90%, 07/01/50 (a)	125,000	85,390
3.35%, 04/01/51 (a)	195,000	145,357
3.60%, 03/01/52 (a)	235,000	182,886
CenterPoint Energy, Inc.
5.25%, 08/10/26	50,000	50,858
5.40%, 06/01/29 (a)	200,000	207,808
2.95%, 03/01/30 (a)	300,000	277,248
2.65%, 06/01/31 (a)	150,000	133,260
3.70%, 09/01/49 (a)	100,000	76,979
6.85%, 02/15/55 (a)(b)	100,000	103,393
7.00%, 02/15/55 (a)(b)	100,000	104,099
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	170,000	167,379
4.97%, 05/01/46 (a)	160,000	142,242
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	160,965
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	97,680
3.45%, 08/15/27 (a)	200,000	196,106
4.88%, 03/01/44 (a)	100,000	96,081
4.75%, 06/01/50 (a)(b)	175,000	168,504
3.75%, 12/01/50 (a)(b)	100,000	87,300
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	348,000	339,366
3.70%, 08/15/28 (a)	300,000	295,965
3.15%, 03/15/32 (a)	50,000	45,807
6.45%, 01/15/38	210,000	241,479
3.80%, 10/01/42 (a)	200,000	170,104
4.60%, 08/15/43 (a)	150,000	140,951
4.70%, 01/15/44 (a)	150,000	142,095
3.70%, 03/01/45 (a)	150,000	123,849
4.35%, 11/15/45 (a)	150,000	136,398
3.65%, 06/15/46 (a)	350,000	285,733
3.75%, 08/15/47 (a)	215,000	176,577
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 03/01/48 (a)	225,000	190,971
4.00%, 03/01/49 (a)	180,000	150,953
3.20%, 11/15/49 (a)	200,000	145,404
3.00%, 03/01/50 (a)	300,000	210,291
3.13%, 03/15/51 (a)	250,000	178,910
2.75%, 09/01/51 (a)	190,000	125,983
3.85%, 03/15/52 (a)	100,000	81,526
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	50,000	48,018
3.20%, 03/15/27 (a)	200,000	196,442
4.65%, 01/01/29 (a)	150,000	152,763
2.05%, 07/01/31 (a)	100,000	86,444
4.90%, 07/01/33 (a)	155,000	159,011
4.95%, 08/15/34 (a)	100,000	102,951
4.30%, 04/15/44 (a)	150,000	135,938
4.15%, 06/01/45 (a)	60,000	53,027
4.00%, 04/01/48 (a)	320,000	274,032
5.25%, 01/15/53 (a)	100,000	102,881
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	25,000	24,337
4.00%, 12/01/28 (a)	200,000	199,750
3.35%, 04/01/30 (a)	400,000	385,472
2.40%, 06/15/31 (a)	125,000	111,505
5.50%, 03/15/34 (a)	250,000	267,690
5.30%, 03/01/35	180,000	188,642
5.85%, 03/15/36	150,000	163,649
6.30%, 08/15/37	200,000	226,734
6.75%, 04/01/38	200,000	235,796
5.50%, 12/01/39	250,000	262,067
5.70%, 06/15/40	150,000	160,352
4.20%, 03/15/42	150,000	134,964
3.95%, 03/01/43 (a)	250,000	215,175
4.45%, 03/15/44 (a)	320,000	294,838
4.50%, 12/01/45 (a)	250,000	230,335
3.88%, 06/15/47 (a)	225,000	185,497
4.13%, 05/15/49 (a)	230,000	197,834
3.95%, 04/01/50 (a)	350,000	300,688
3.20%, 12/01/51 (a)	250,000	179,102
6.15%, 11/15/52 (a)	250,000	285,930
5.70%, 05/15/54 (a)	250,000	271,287
4.63%, 12/01/54 (a)	300,000	278,295
4.30%, 12/01/56 (a)	190,000	166,681
4.00%, 11/15/57 (a)	160,000	128,826
4.50%, 05/15/58 (a)	230,000	202,832
3.70%, 11/15/59 (a)	170,000	130,244
3.00%, 12/01/60 (a)	445,000	287,919
3.60%, 06/15/61 (a)	325,000	243,470
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	200,000	208,846
5.80%, 03/01/33 (a)	200,000	214,786
6.13%, 01/15/34 (a)	400,000	439,912
6.25%, 10/01/39	250,000	280,240
5.75%, 10/01/41 (a)	100,000	105,787
5.60%, 06/15/42 (a)	225,000	233,221
6.50%, 10/01/53 (a)	175,000	202,559
5.75%, 03/15/54 (a)	95,000	100,586
Consumers Energy Co.
4.90%, 02/15/29 (a)	200,000	206,416
4.70%, 01/15/30 (a)	200,000	205,014
3.60%, 08/15/32 (a)	125,000	118,481
4.63%, 05/15/33 (a)	150,000	152,198
3.95%, 05/15/43 (a)	220,000	191,325
3.25%, 08/15/46 (a)	160,000	124,960
3.95%, 07/15/47 (a)	145,000	125,152
4.05%, 05/15/48 (a)	200,000	173,650
4.35%, 04/15/49 (a)	200,000	181,190
3.75%, 02/15/50 (a)	150,000	123,215
3.10%, 08/15/50 (a)	260,000	195,200

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 08/01/51 (a)	245,000	198,274
2.65%, 08/15/52 (a)	80,000	53,507
2.50%, 05/01/60 (a)	200,000	124,528
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	120,000	94,944
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	150,000	129,645
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	215,000	225,580
6.05%, 01/15/38	265,000	294,958
5.45%, 02/01/41 (a)	100,000	104,125
4.60%, 06/15/43 (a)	100,000	93,375
5.10%, 06/01/65 (a)	240,000	236,011
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	200,000	198,830
1.45%, 04/15/26 (a)	150,000	143,747
2.85%, 08/15/26 (a)	200,000	194,996
3.60%, 03/15/27 (a)	200,000	196,904
4.25%, 06/01/28 (a)	200,000	200,278
3.38%, 04/01/30 (a)	500,000	474,065
5.38%, 11/15/32 (a)	250,000	261,847
6.30%, 03/15/33	130,000	142,548
5.25%, 08/01/33	250,000	258,077
5.95%, 06/15/35	150,000	162,555
7.00%, 06/15/38	155,000	182,108
4.90%, 08/01/41 (a)	200,000	190,110
4.05%, 09/15/42 (a)	260,000	217,656
4.70%, 12/01/44 (a)	150,000	136,046
4.60%, 03/15/49 (a)	150,000	132,818
7.00%, 06/01/54 (a)(b)	250,000	274,182
6.88%, 02/01/55 (a)(b)	250,000	265,732
DTE Electric Co.
4.85%, 12/01/26	150,000	153,161
1.90%, 04/01/28 (a)	150,000	139,571
2.25%, 03/01/30 (a)	250,000	227,635
2.63%, 03/01/31 (a)	300,000	271,947
5.20%, 04/01/33 (a)	150,000	157,263
4.00%, 04/01/43 (a)	235,000	207,044
4.30%, 07/01/44 (a)	150,000	136,362
3.70%, 03/15/45 (a)	175,000	145,728
3.70%, 06/01/46 (a)	175,000	146,843
3.75%, 08/15/47 (a)	150,000	123,036
4.05%, 05/15/48 (a)	200,000	173,830
3.95%, 03/01/49 (a)	189,000	160,482
2.95%, 03/01/50 (a)	115,000	81,747
3.25%, 04/01/51 (a)	200,000	148,926
5.40%, 04/01/53 (a)	200,000	210,544
DTE Energy Co.
2.85%, 10/01/26 (a)	320,000	311,638
4.95%, 07/01/27 (a)	350,000	356,184
4.88%, 06/01/28 (a)	200,000	204,356
5.10%, 03/01/29 (a)	350,000	360,528
3.40%, 06/15/29 (a)	250,000	239,252
2.95%, 03/01/30 (a)	240,000	222,137
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	20,000	19,590
3.95%, 11/15/28 (a)	236,000	235,339
2.45%, 02/01/30 (a)	250,000	229,157
2.55%, 04/15/31 (a)	325,000	292,344
6.45%, 10/15/32	250,000	278,462
4.95%, 01/15/33 (a)	250,000	257,962
4.85%, 01/15/34 (a)	350,000	358,221
6.10%, 06/01/37	150,000	165,251
6.00%, 01/15/38	205,000	227,187
6.05%, 04/15/38	175,000	195,340
5.30%, 02/15/40	250,000	260,892
4.25%, 12/15/41 (a)	200,000	181,662
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 09/30/42 (a)	200,000	174,906
3.75%, 06/01/45 (a)	200,000	165,386
3.88%, 03/15/46 (a)	155,000	129,155
3.70%, 12/01/47 (a)	255,000	204,780
3.95%, 03/15/48 (a)	285,000	237,964
3.20%, 08/15/49 (a)	300,000	218,820
3.45%, 04/15/51 (a)	200,000	151,128
3.55%, 03/15/52 (a)	250,000	193,232
5.35%, 01/15/53 (a)	200,000	206,668
5.40%, 01/15/54 (a)	100,000	104,253
Duke Energy Corp.
5.00%, 12/08/25	35,000	35,259
2.65%, 09/01/26 (a)	600,000	583,896
3.15%, 08/15/27 (a)	420,000	408,538
5.00%, 12/08/27 (a)	305,000	312,622
4.30%, 03/15/28 (a)	200,000	200,304
3.40%, 06/15/29 (a)	200,000	192,252
2.45%, 06/01/30 (a)	300,000	270,819
2.55%, 06/15/31 (a)	500,000	442,130
4.50%, 08/15/32 (a)	300,000	296,961
5.75%, 09/15/33 (a)	150,000	161,426
5.45%, 06/15/34 (a)	295,000	308,281
3.30%, 06/15/41 (a)	150,000	118,398
4.80%, 12/15/45 (a)	100,000	93,010
3.75%, 09/01/46 (a)	400,000	317,668
3.95%, 08/15/47 (a)	175,000	142,259
4.20%, 06/15/49 (a)	200,000	167,726
3.50%, 06/15/51 (a)	250,000	185,462
5.00%, 08/15/52 (a)	275,000	260,656
6.10%, 09/15/53 (a)	200,000	219,864
5.80%, 06/15/54 (a)	200,000	211,108
6.45%, 09/01/54 (a)(b)	200,000	208,174
3.25%, 01/15/82 (a)(b)	145,000	135,021
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	150,000	147,599
3.80%, 07/15/28 (a)	330,000	327,400
2.50%, 12/01/29 (a)	150,000	138,927
1.75%, 06/15/30 (a)	275,000	240,443
5.88%, 11/15/33 (a)	200,000	218,984
6.35%, 09/15/37	170,000	192,646
6.40%, 06/15/38	300,000	343,062
5.65%, 04/01/40	155,000	165,873
3.85%, 11/15/42 (a)	150,000	127,514
3.40%, 10/01/46 (a)	300,000	231,606
4.20%, 07/15/48 (a)	200,000	172,596
3.00%, 12/15/51 (a)	85,000	59,049
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	110,544
6.35%, 08/15/38	200,000	228,628
6.45%, 04/01/39	200,000	230,318
4.90%, 07/15/43 (a)	75,000	73,067
3.75%, 05/15/46 (a)	200,000	162,476
3.25%, 10/01/49 (a)	225,000	164,702
2.75%, 04/01/50 (a)	85,000	55,893
5.40%, 04/01/53 (a)	50,000	51,541
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	160,000	156,739
2.13%, 06/01/30 (a)	200,000	178,654
5.25%, 04/01/33 (a)	195,000	203,859
3.70%, 06/15/46 (a)	125,000	100,343
4.30%, 02/01/49 (a)	200,000	173,266
5.65%, 04/01/53 (a)	100,000	106,073
Duke Energy Progress LLC
3.45%, 03/15/29 (a)	55,000	53,585
2.00%, 08/15/31 (a)	200,000	171,830
5.25%, 03/15/33 (a)	150,000	157,479
6.30%, 04/01/38	275,000	311,638
4.10%, 05/15/42 (a)	225,000	198,146

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 03/15/43 (a)	100,000	87,870
4.38%, 03/30/44 (a)	175,000	159,215
4.15%, 12/01/44 (a)	220,000	193,778
4.20%, 08/15/45 (a)	175,000	154,523
3.70%, 10/15/46 (a)	200,000	161,268
3.60%, 09/15/47 (a)	250,000	198,520
2.50%, 08/15/50 (a)	335,000	212,708
2.90%, 08/15/51 (a)	190,000	129,998
4.00%, 04/01/52 (a)	110,000	91,904
Edison International
5.75%, 06/15/27 (a)	335,000	345,884
4.13%, 03/15/28 (a)	200,000	198,324
5.25%, 11/15/28 (a)	200,000	205,682
6.95%, 11/15/29 (a)	200,000	220,764
El Paso Electric Co.
6.00%, 05/15/35	169,000	179,289
5.00%, 12/01/44 (a)	50,000	46,062
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	212,000	208,224
2.64%, 06/15/31 (a)	100,000	86,952
4.75%, 06/15/46 (a)	400,000	356,908
Enel Americas SA
4.00%, 10/25/26 (a)	175,000	173,689
Enel Chile SA
4.88%, 06/12/28 (a)	335,000	336,373
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	160,000	158,634
5.15%, 01/15/33 (a)	125,000	130,219
5.30%, 09/15/33 (a)	200,000	209,254
5.45%, 06/01/34 (a)	100,000	106,160
4.20%, 04/01/49 (a)	225,000	193,358
2.65%, 06/15/51 (a)	190,000	122,579
5.75%, 06/01/54 (a)	100,000	107,814
Entergy Corp.
2.95%, 09/01/26 (a)	205,000	200,230
1.90%, 06/15/28 (a)	25,000	22,960
2.80%, 06/15/30 (a)	300,000	274,422
2.40%, 06/15/31 (a)	300,000	261,525
3.75%, 06/15/50 (a)	245,000	187,665
7.13%, 12/01/54 (a)(b)	300,000	311,901
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	200,000	193,598
3.12%, 09/01/27 (a)	200,000	195,504
3.25%, 04/01/28 (a)	200,000	193,730
1.60%, 12/15/30 (a)	175,000	148,988
3.05%, 06/01/31 (a)	215,000	198,337
2.35%, 06/15/32 (a)	110,000	95,025
4.00%, 03/15/33 (a)	211,000	202,203
5.15%, 09/15/34 (a)	100,000	103,220
3.10%, 06/15/41 (a)	95,000	72,914
4.95%, 01/15/45 (a)	190,000	182,837
4.20%, 09/01/48 (a)	580,000	500,749
4.20%, 04/01/50 (a)	220,000	187,466
2.90%, 03/15/51 (a)	300,000	200,949
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	100,000	95,237
5.00%, 09/01/33 (a)	75,000	76,536
3.85%, 06/01/49 (a)	310,000	248,797
3.50%, 06/01/51 (a)	75,000	56,249
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	197,000	195,572
1.75%, 03/15/31 (a)	250,000	212,185
3.55%, 09/30/49 (a)	210,000	160,346
5.00%, 09/15/52 (a)	100,000	96,881
5.55%, 09/15/54 (a)	100,000	103,706
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	250,000	243,910
4.13%, 03/01/42 (a)	150,000	132,122
4.10%, 04/01/43 (a)	250,000	216,577
4.25%, 12/01/45 (a)	200,000	175,928
3.25%, 09/01/49 (a)	285,000	205,841
3.45%, 04/15/50 (a)	100,000	74,794
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	190,000	169,991
5.40%, 04/01/34 (a)	75,000	78,444
5.30%, 10/01/41 (a)	50,000	50,800
4.20%, 06/15/47 (a)	95,000	81,655
4.20%, 03/15/48 (a)	85,000	72,940
4.13%, 04/01/49 (a)	100,000	84,511
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	232,337
Eversource Energy
4.75%, 05/15/26	200,000	201,310
5.00%, 01/01/27	100,000	101,716
2.90%, 03/01/27 (a)	200,000	193,682
3.30%, 01/15/28 (a)	250,000	241,652
5.45%, 03/01/28 (a)	250,000	259,327
5.95%, 02/01/29 (a)	225,000	238,291
4.25%, 04/01/29 (a)	220,000	218,561
1.65%, 08/15/30 (a)	400,000	342,400
2.55%, 03/15/31 (a)	300,000	263,178
5.85%, 04/15/31 (a)	200,000	212,988
3.38%, 03/01/32 (a)	255,000	232,700
5.13%, 05/15/33 (a)	200,000	203,952
3.45%, 01/15/50 (a)	305,000	227,923
Exelon Corp.
3.40%, 04/15/26 (a)	100,000	98,798
2.75%, 03/15/27 (a)	200,000	193,750
5.15%, 03/15/28 (a)	385,000	395,707
5.15%, 03/15/29 (a)	200,000	207,370
4.05%, 04/15/30 (a)	450,000	443,322
3.35%, 03/15/32 (a)	210,000	195,474
5.30%, 03/15/33 (a)	250,000	261,207
5.45%, 03/15/34 (a)	265,000	278,266
4.95%, 06/15/35 (a)(d)	200,000	200,716
5.63%, 06/15/35	150,000	159,392
5.10%, 06/15/45 (a)	200,000	195,848
4.45%, 04/15/46 (a)	100,000	89,251
4.70%, 04/15/50 (a)	265,000	243,636
4.10%, 03/15/52 (a)	120,000	99,556
5.60%, 03/15/53 (a)	200,000	208,648
FirstEnergy Corp.
1.60%, 01/15/26 (a)	100,000	96,244
3.90%, 07/15/27 (a)(e)	400,000	395,720
2.65%, 03/01/30 (a)	150,000	137,273
2.25%, 09/01/30 (a)	150,000	132,980
4.85%, 07/15/47 (a)(e)	150,000	137,733
3.40%, 03/01/50 (a)	245,000	180,749
Florida Power & Light Co.
3.13%, 12/01/25 (a)	350,000	346,479
4.45%, 05/15/26 (a)	150,000	151,181
5.05%, 04/01/28 (a)	300,000	309,780
4.40%, 05/15/28 (a)	230,000	232,762
2.45%, 02/03/32 (a)	500,000	442,360
5.10%, 04/01/33 (a)	330,000	345,592
5.63%, 04/01/34	265,000	288,588
4.95%, 06/01/35	170,000	175,420
5.95%, 02/01/38	220,000	243,500
5.96%, 04/01/39	190,000	210,921
5.69%, 03/01/40	165,000	178,967
5.25%, 02/01/41 (a)	195,000	200,930
4.13%, 02/01/42 (a)	335,000	302,991

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 06/01/42 (a)	210,000	187,937
3.80%, 12/15/42 (a)	175,000	150,343
4.05%, 10/01/44 (a)	185,000	164,058
3.70%, 12/01/47 (a)	195,000	159,487
3.95%, 03/01/48 (a)	340,000	292,363
4.13%, 06/01/48 (a)	250,000	218,860
3.99%, 03/01/49 (a)	260,000	223,083
3.15%, 10/01/49 (a)	260,000	191,409
2.88%, 12/04/51 (a)	400,000	277,528
5.30%, 04/01/53 (a)	225,000	235,780
Fortis, Inc.
3.06%, 10/04/26 (a)	335,000	326,139
Georgia Power Co.
3.25%, 04/01/26 (a)	200,000	197,648
5.00%, 02/23/27 (a)	150,000	153,360
3.25%, 03/30/27 (a)	130,000	127,512
4.65%, 05/16/28 (a)	200,000	203,814
2.65%, 09/15/29 (a)	100,000	93,424
4.70%, 05/15/32 (a)	250,000	254,755
4.95%, 05/17/33 (a)	250,000	257,257
5.25%, 03/15/34 (a)	270,000	283,079
4.75%, 09/01/40	100,000	97,539
4.30%, 03/15/42	275,000	250,913
4.30%, 03/15/43	150,000	135,146
3.70%, 01/30/50 (a)	175,000	139,720
3.25%, 03/15/51 (a)	200,000	147,884
5.13%, 05/15/52 (a)	250,000	251,192
Iberdrola International BV
6.75%, 07/15/36	160,000	188,266
Idaho Power Co.
5.20%, 08/15/34 (a)	100,000	103,614
4.20%, 03/01/48 (a)	375,000	318,341
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	49,444
6.05%, 03/15/37	115,000	126,310
4.55%, 03/15/46 (a)	145,000	132,015
3.75%, 07/01/47 (a)	115,000	91,584
4.25%, 08/15/48 (a)	200,000	170,518
3.25%, 05/01/51 (a)	95,000	68,499
5.63%, 04/01/53 (a)	150,000	159,408
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	250,000	248,765
3.60%, 04/01/29 (a)	80,000	77,817
2.30%, 06/01/30 (a)	300,000	268,383
3.70%, 09/15/46 (a)	100,000	79,981
3.50%, 09/30/49 (a)	150,000	112,829
3.10%, 11/30/51 (a)	125,000	86,935
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	210,000	203,034
ITC Holdings Corp.
3.25%, 06/30/26 (a)	120,000	117,836
3.35%, 11/15/27 (a)	220,000	214,469
5.30%, 07/01/43 (a)	100,000	97,318
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	201,412
4.38%, 10/01/45 (a)	150,000	134,846
3.30%, 06/01/50 (a)	150,000	110,268
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	160,000	168,840
4.25%, 04/01/49 (a)	150,000	128,525
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	49,001
3.65%, 04/15/29 (a)	300,000	294,870
6.75%, 12/30/31	200,000	231,416
5.35%, 01/15/34 (a)	325,000	345,758
5.80%, 10/15/36	175,000	192,318
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 09/15/43 (a)	200,000	193,566
4.40%, 10/15/44 (a)	125,000	114,016
4.25%, 05/01/46 (a)	150,000	133,445
3.95%, 08/01/47 (a)	135,000	114,404
3.65%, 08/01/48 (a)	260,000	209,661
4.25%, 07/15/49 (a)	300,000	265,572
3.15%, 04/15/50 (a)	315,000	231,147
2.70%, 08/01/52 (a)	150,000	99,140
Mississippi Power Co.
3.95%, 03/30/28 (a)	225,000	222,601
4.25%, 03/15/42	100,000	88,458
3.10%, 07/30/51 (a)	100,000	69,911
National Grid PLC
5.60%, 06/12/28 (a)	200,000	209,046
5.81%, 06/12/33 (a)	250,000	267,452
5.42%, 01/11/34 (a)	200,000	208,848
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/25	300,000	303,978
3.25%, 11/01/25 (a)	500,000	494,575
4.45%, 03/13/26 (a)	200,000	201,036
5.10%, 05/06/27 (a)	150,000	153,903
3.40%, 02/07/28 (a)	350,000	342,454
3.90%, 11/01/28 (a)	250,000	247,827
3.70%, 03/15/29 (a)	250,000	245,610
2.40%, 03/15/30 (a)	200,000	181,720
1.35%, 03/15/31 (a)	250,000	207,900
1.65%, 06/15/31 (a)	150,000	125,595
8.00%, 03/01/32	300,000	364,815
2.75%, 04/15/32 (a)	100,000	89,762
4.15%, 12/15/32 (a)	345,000	338,566
5.80%, 01/15/33 (a)	200,000	217,334
5.00%, 08/15/34 (a)	100,000	102,581
5.25%, 04/20/46 (a)(b)	200,000	199,692
4.40%, 11/01/48 (a)	150,000	132,104
4.30%, 03/15/49 (a)	110,000	96,181
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	147,174
2.40%, 05/01/30 (a)	25,000	22,734
6.65%, 04/01/36	250,000	284,030
6.75%, 07/01/37	170,000	198,976
3.13%, 08/01/50 (a)	235,000	163,793
NextEra Energy Capital Holdings, Inc.
4.95%, 01/29/26	200,000	202,036
1.88%, 01/15/27 (a)	350,000	332,433
3.55%, 05/01/27 (a)	680,000	670,677
4.63%, 07/15/27 (a)	410,000	416,339
4.90%, 02/28/28 (a)	410,000	419,040
1.90%, 06/15/28 (a)	725,000	668,754
4.90%, 03/15/29 (a)	200,000	205,082
3.50%, 04/01/29 (a)	155,000	150,229
2.75%, 11/01/29 (a)	350,000	326,760
2.25%, 06/01/30 (a)	700,000	626,290
2.44%, 01/15/32 (a)	400,000	347,224
5.00%, 07/15/32 (a)	300,000	308,976
5.05%, 02/28/33 (a)	250,000	257,247
5.25%, 03/15/34 (a)	325,000	337,525
3.00%, 01/15/52 (a)	200,000	137,892
5.25%, 02/28/53 (a)	340,000	341,795
5.55%, 03/15/54 (a)	240,000	250,963
6.75%, 06/15/54 (a)(b)	300,000	324,297
6.70%, 09/01/54 (a)(b)	295,000	309,396
4.80%, 12/01/77 (a)(b)	225,000	213,905
3.80%, 03/15/82 (a)(b)	150,000	143,166
Northern States Power Co.
2.25%, 04/01/31 (a)	200,000	176,666
6.25%, 06/01/36	145,000	165,892
6.20%, 07/01/37	175,000	198,277

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 11/01/39	120,000	126,349
3.40%, 08/15/42 (a)	145,000	118,948
4.00%, 08/15/45 (a)	100,000	86,532
3.60%, 05/15/46 (a)	250,000	202,480
3.60%, 09/15/47 (a)	400,000	322,880
2.90%, 03/01/50 (a)	130,000	91,029
2.60%, 06/01/51 (a)	280,000	183,820
4.50%, 06/01/52 (a)	150,000	137,912
5.10%, 05/15/53 (a)	45,000	45,517
NorthWestern Corp.
4.18%, 11/15/44 (a)	185,000	159,818
NSTAR Electric Co.
3.20%, 05/15/27 (a)	250,000	244,730
3.25%, 05/15/29 (a)	115,000	110,592
3.95%, 04/01/30 (a)	150,000	148,395
1.95%, 08/15/31 (a)	150,000	129,018
5.50%, 03/15/40	100,000	104,666
4.40%, 03/01/44 (a)	250,000	227,690
3.10%, 06/01/51 (a)	175,000	124,075
4.55%, 06/01/52 (a)	40,000	36,845
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	159,471
5.38%, 11/01/40	200,000	197,430
5.05%, 10/01/48 (a)	200,000	189,560
3.75%, 08/01/50 (a)	150,000	115,764
5.25%, 09/01/50	85,000	82,441
6.20%, 12/01/53 (a)	125,000	137,104
Ohio Edison Co.
6.88%, 07/15/36	100,000	117,006
Ohio Power Co.
2.60%, 04/01/30 (a)	235,000	213,935
1.63%, 01/15/31 (a)	200,000	168,054
5.65%, 06/01/34 (a)	135,000	143,028
4.15%, 04/01/48 (a)	200,000	167,562
4.00%, 06/01/49 (a)	150,000	123,048
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	118,461
3.25%, 04/01/30 (a)	200,000	189,310
5.40%, 01/15/33 (a)	150,000	157,929
4.15%, 04/01/47 (a)	225,000	191,653
3.85%, 08/15/47 (a)	55,000	45,165
5.60%, 04/01/53 (a)	50,000	52,725
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (a)	200,000	193,118
3.70%, 11/15/28 (a)	200,000	197,072
5.75%, 03/15/29 (a)	123,000	130,608
2.75%, 05/15/30 (a)	200,000	184,402
7.00%, 05/01/32	250,000	289,142
4.15%, 06/01/32 (a)	150,000	146,976
4.55%, 09/15/32 (a)	200,000	201,180
5.65%, 11/15/33 (a)	250,000	269,855
7.50%, 09/01/38	100,000	126,642
5.25%, 09/30/40	175,000	179,455
4.55%, 12/01/41 (a)	150,000	140,681
5.30%, 06/01/42 (a)	150,000	153,696
3.75%, 04/01/45 (a)	175,000	144,832
3.80%, 09/30/47 (a)	50,000	41,400
4.10%, 11/15/48 (a)	145,000	123,845
3.80%, 06/01/49 (a)	200,000	163,652
3.10%, 09/15/49 (a)	200,000	144,684
3.70%, 05/15/50 (a)	150,000	119,229
2.70%, 11/15/51 (a)	140,000	90,693
4.60%, 06/01/52 (a)	150,000	137,564
4.95%, 09/15/52 (a)	250,000	244,442
5.35%, 10/01/52 (a)	100,000	102,661
5.55%, 06/15/54 (a)(d)	100,000	106,541
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pacific Gas & Electric Co.
3.15%, 01/01/26	550,000	539,808
2.95%, 03/01/26 (a)	225,000	219,699
3.30%, 03/15/27 (a)	275,000	267,657
2.10%, 08/01/27 (a)	350,000	328,377
3.30%, 12/01/27 (a)	500,000	483,020
3.00%, 06/15/28 (a)	350,000	333,364
3.75%, 07/01/28	325,000	316,446
4.65%, 08/01/28 (a)	100,000	100,387
6.10%, 01/15/29 (a)	45,000	47,550
4.55%, 07/01/30 (a)	900,000	894,159
2.50%, 02/01/31 (a)	600,000	526,098
3.25%, 06/01/31 (a)	600,000	547,500
4.40%, 03/01/32 (a)	210,000	204,450
5.90%, 06/15/32 (a)	300,000	317,880
6.15%, 01/15/33 (a)	300,000	322,668
6.40%, 06/15/33 (a)	300,000	328,188
6.95%, 03/15/34 (a)	110,000	125,318
4.50%, 07/01/40 (a)	500,000	450,905
3.30%, 08/01/40 (a)	350,000	272,618
4.20%, 06/01/41 (a)	300,000	254,841
4.45%, 04/15/42 (a)	350,000	304,843
3.75%, 08/15/42 (a)(e)	100,000	79,425
4.60%, 06/15/43 (a)	250,000	221,662
4.75%, 02/15/44 (a)	200,000	179,552
4.30%, 03/15/45 (a)	260,000	218,902
4.25%, 03/15/46 (a)(e)	175,000	145,059
4.00%, 12/01/46 (a)	240,000	191,818
4.95%, 07/01/50 (a)	900,000	820,098
3.50%, 08/01/50 (a)	200,000	144,972
5.25%, 03/01/52 (a)	355,000	337,509
6.75%, 01/15/53 (a)	200,000	228,620
6.70%, 04/01/53 (a)	200,000	229,022
PacifiCorp
5.10%, 02/15/29 (a)	25,000	25,835
3.50%, 06/15/29 (a)	125,000	120,916
2.70%, 09/15/30 (a)	150,000	136,290
5.30%, 02/15/31 (a)	200,000	208,430
7.70%, 11/15/31	125,000	147,218
5.45%, 02/15/34 (a)	175,000	182,112
6.10%, 08/01/36	170,000	185,954
5.75%, 04/01/37	200,000	212,292
6.25%, 10/15/37	150,000	166,337
6.35%, 07/15/38	150,000	166,187
6.00%, 01/15/39	155,000	167,932
4.10%, 02/01/42 (a)	175,000	150,334
4.13%, 01/15/49 (a)	225,000	186,840
4.15%, 02/15/50 (a)	225,000	186,977
3.30%, 03/15/51 (a)	250,000	177,042
2.90%, 06/15/52 (a)	295,000	191,178
5.35%, 12/01/53 (a)	325,000	321,899
5.50%, 05/15/54 (a)	400,000	402,476
5.80%, 01/15/55 (a)	430,000	451,629
PECO Energy Co.
4.90%, 06/15/33 (a)	175,000	180,035
5.95%, 10/01/36	265,000	293,620
3.70%, 09/15/47 (a)	150,000	121,994
3.90%, 03/01/48 (a)	225,000	189,135
3.00%, 09/15/49 (a)	130,000	92,758
2.80%, 06/15/50 (a)	200,000	136,468
3.05%, 03/15/51 (a)	60,000	42,670
2.85%, 09/15/51 (a)	160,000	109,200
4.60%, 05/15/52 (a)	125,000	116,376
4.38%, 08/15/52 (a)	140,000	126,524
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	100,000	104,854
6.50%, 11/15/37	240,000	278,038
4.15%, 03/15/43 (a)	200,000	178,282

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	285,000	279,152
4.13%, 04/15/30 (a)	150,000	147,633
5.25%, 09/01/34 (a)	250,000	257,470
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	400,000	413,896
4.85%, 02/15/34 (a)	200,000	205,168
4.75%, 07/15/43 (a)	100,000	96,588
4.13%, 06/15/44 (a)	95,000	84,900
3.95%, 06/01/47 (a)	140,000	120,060
4.15%, 06/15/48 (a)	150,000	131,609
5.25%, 05/15/53 (a)	200,000	207,064
Progress Energy, Inc.
7.75%, 03/01/31	250,000	293,417
7.00%, 10/30/31	200,000	228,156
6.00%, 12/01/39	185,000	200,150
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	175,000	172,508
1.90%, 01/15/31 (a)	155,000	133,760
1.88%, 06/15/31 (a)	225,000	192,136
4.10%, 06/01/32 (a)	150,000	146,685
5.35%, 05/15/34 (a)	125,000	131,268
6.25%, 09/01/37	220,000	247,170
3.60%, 09/15/42 (a)	100,000	81,767
3.80%, 06/15/47 (a)	100,000	80,221
4.05%, 09/15/49 (a)	205,000	170,162
3.20%, 03/01/50 (a)	250,000	180,455
2.70%, 01/15/51 (a)	220,000	143,664
4.50%, 06/01/52 (a)	55,000	49,345
5.25%, 04/01/53 (a)	240,000	242,422
5.75%, 05/15/54 (a)	200,000	217,008
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	75,000	65,495
5.35%, 10/01/33 (a)	100,000	106,083
3.60%, 07/01/49 (a)	130,000	102,523
5.15%, 01/15/53 (a)	145,000	146,372
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	128,279
5.25%, 01/15/33 (a)	165,000	170,232
3.15%, 08/15/51 (a)	150,000	104,706
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	150,000	143,319
3.00%, 05/15/27 (a)	255,000	248,727
3.70%, 05/01/28 (a)	175,000	172,767
3.20%, 05/15/29 (a)	225,000	216,517
2.45%, 01/15/30 (a)	340,000	312,215
1.90%, 08/15/31 (a)	200,000	170,670
4.90%, 12/15/32 (a)	220,000	227,832
4.65%, 03/15/33 (a)	110,000	111,593
4.85%, 08/01/34 (a)	100,000	102,292
5.80%, 05/01/37	80,000	87,986
3.95%, 05/01/42 (a)	100,000	87,577
3.65%, 09/01/42 (a)	100,000	83,811
3.80%, 01/01/43 (a)	175,000	149,606
3.80%, 03/01/46 (a)	155,000	129,720
3.60%, 12/01/47 (a)	300,000	240,963
4.05%, 05/01/48 (a)	175,000	151,394
3.85%, 05/01/49 (a)	160,000	133,542
3.20%, 08/01/49 (a)	150,000	111,969
3.15%, 01/01/50 (a)	25,000	18,557
2.70%, 05/01/50 (a)	225,000	151,904
2.05%, 08/01/50 (a)	250,000	146,463
5.13%, 03/15/53 (a)	150,000	153,273
5.30%, 08/01/54 (a)	100,000	104,856
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	209,558
5.88%, 10/15/28 (a)	15,000	15,830
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 04/01/29 (a)	300,000	311,205
1.60%, 08/15/30 (a)	360,000	308,030
2.45%, 11/15/31 (a)	300,000	263,016
6.13%, 10/15/33 (a)	155,000	168,959
Puget Energy, Inc.
2.38%, 06/15/28 (a)	50,000	46,323
4.10%, 06/15/30 (a)	300,000	289,209
4.22%, 03/15/32 (a)	150,000	141,297
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	112,175
5.76%, 10/01/39	100,000	108,592
5.80%, 03/15/40	125,000	132,841
5.64%, 04/15/41 (a)	150,000	156,752
4.30%, 05/20/45 (a)	165,000	145,207
4.22%, 06/15/48 (a)	215,000	184,287
3.25%, 09/15/49 (a)	305,000	221,055
2.89%, 09/15/51 (a)	130,000	86,490
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	120,000	117,281
1.70%, 10/01/30 (a)	275,000	238,067
3.00%, 03/15/32 (a)	250,000	228,125
6.00%, 06/01/39	150,000	167,972
4.50%, 08/15/40	200,000	192,054
3.75%, 06/01/47 (a)	125,000	102,103
4.15%, 05/15/48 (a)	125,000	107,374
4.10%, 06/15/49 (a)	165,000	139,963
3.32%, 04/15/50 (a)	125,000	92,234
3.70%, 03/15/52 (a)	200,000	157,530
5.35%, 04/01/53 (a)	230,000	236,971
5.55%, 04/15/54 (a)	175,000	185,442
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	195,154
Southern California Edison Co.
1.20%, 02/01/26 (a)	250,000	239,787
4.90%, 06/01/26 (a)	100,000	101,022
4.70%, 06/01/27 (a)	150,000	152,144
5.85%, 11/01/27 (a)	250,000	262,735
3.65%, 03/01/28 (a)	100,000	98,072
5.30%, 03/01/28 (a)	200,000	206,960
5.65%, 10/01/28 (a)	115,000	120,958
4.20%, 03/01/29 (a)	150,000	149,532
6.65%, 04/01/29	225,000	245,342
5.15%, 06/01/29 (a)	25,000	25,949
2.85%, 08/01/29 (a)	290,000	272,290
2.25%, 06/01/30 (a)	250,000	223,860
2.50%, 06/01/31 (a)	100,000	88,613
2.75%, 02/01/32 (a)	200,000	178,174
5.95%, 11/01/32 (a)	200,000	217,786
6.00%, 01/15/34	200,000	220,140
5.20%, 06/01/34 (a)	250,000	259,610
5.75%, 04/01/35	200,000	215,030
5.35%, 07/15/35	200,000	209,298
5.55%, 01/15/37	220,000	233,482
5.95%, 02/01/38	250,000	274,042
6.05%, 03/15/39	150,000	165,066
5.50%, 03/15/40	150,000	156,219
4.05%, 03/15/42 (a)	175,000	151,643
3.90%, 03/15/43 (a)	125,000	104,960
4.65%, 10/01/43 (a)	250,000	233,720
3.60%, 02/01/45 (a)	150,000	119,115
4.00%, 04/01/47 (a)	515,000	431,611
4.13%, 03/01/48 (a)	390,000	330,377
4.88%, 03/01/49 (a)	245,000	233,458
3.65%, 02/01/50 (a)	400,000	312,044
2.95%, 02/01/51 (a)	215,000	148,043
3.65%, 06/01/51 (a)	165,000	126,611
3.45%, 02/01/52 (a)	325,000	242,271

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 06/01/52 (a)	95,000	97,609
5.88%, 12/01/53 (a)	150,000	162,899
Southern Co.
5.15%, 10/06/25	200,000	201,548
3.25%, 07/01/26 (a)	600,000	590,100
5.11%, 08/01/27 (e)	275,000	281,446
1.75%, 03/15/28 (a)	100,000	91,874
4.85%, 06/15/28 (a)	250,000	256,152
5.50%, 03/15/29 (a)	325,000	341,299
3.70%, 04/30/30 (a)	350,000	338,520
5.70%, 10/15/32 (a)	170,000	182,492
5.20%, 06/15/33 (a)	200,000	207,526
5.70%, 03/15/34 (a)	200,000	215,010
4.25%, 07/01/36 (a)	185,000	176,096
4.40%, 07/01/46 (a)	550,000	494,884
4.00%, 01/15/51 (a)(b)	250,000	246,982
3.75%, 09/15/51 (a)(b)	275,000	266,431
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	99,720
0.90%, 01/15/26 (a)	225,000	215,462
5.15%, 09/15/41	150,000	148,442
5.25%, 07/15/43	100,000	99,773
4.95%, 12/15/46 (a)	128,000	120,872
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	90,000	86,845
2.75%, 10/01/26 (a)	300,000	290,928
4.10%, 09/15/28 (a)	200,000	198,580
3.90%, 04/01/45 (a)	110,000	88,504
3.85%, 02/01/48 (a)	200,000	156,168
3.25%, 11/01/51 (a)	250,000	173,070
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	138,242
3.40%, 08/15/46 (a)	150,000	112,676
3.70%, 08/15/47 (a)	150,000	119,309
4.40%, 11/15/48 (a)	155,000	133,171
3.75%, 06/15/49 (a)	130,000	102,799
3.15%, 05/01/50 (a)	170,000	119,032
Tampa Electric Co.
4.10%, 06/15/42 (a)	135,000	119,551
4.35%, 05/15/44 (a)	100,000	90,050
4.30%, 06/15/48 (a)	150,000	131,456
4.45%, 06/15/49 (a)	200,000	180,996
3.63%, 06/15/50 (a)	195,000	152,114
3.45%, 03/15/51 (a)	25,000	18,826
5.00%, 07/15/52 (a)	75,000	73,148
Toledo Edison Co.
6.15%, 05/15/37	100,000	111,899
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	175,000	149,674
3.25%, 05/15/32 (a)	100,000	91,444
5.20%, 09/15/34 (a)	100,000	102,425
4.85%, 12/01/48 (a)	175,000	164,540
4.00%, 06/15/50 (a)	100,000	81,475
3.25%, 05/01/51 (a)	200,000	143,854
5.50%, 04/15/53 (a)	45,000	46,145
Union Electric Co.
2.95%, 06/15/27 (a)	99,000	96,293
3.50%, 03/15/29 (a)	425,000	413,657
2.95%, 03/15/30 (a)	150,000	140,385
2.15%, 03/15/32 (a)	200,000	171,376
8.45%, 03/15/39	150,000	201,970
3.90%, 09/15/42 (a)	115,000	99,684
3.65%, 04/15/45 (a)	100,000	81,005
4.00%, 04/01/48 (a)	150,000	127,058
3.25%, 10/01/49 (a)	270,000	199,511
2.63%, 03/15/51 (a)	255,000	165,824
3.90%, 04/01/52 (a)	185,000	152,732
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Virginia Electric & Power Co.
3.15%, 01/15/26 (a)	250,000	247,075
2.95%, 11/15/26 (a)	200,000	195,652
3.50%, 03/15/27 (a)	350,000	345,835
2.88%, 07/15/29 (a)	150,000	141,336
5.00%, 04/01/33 (a)	200,000	205,228
5.00%, 01/15/34 (a)	150,000	153,854
5.05%, 08/15/34 (a)	190,000	195,367
6.00%, 01/15/36	250,000	274,317
6.00%, 05/15/37	275,000	301,403
6.35%, 11/30/37	150,000	169,397
8.88%, 11/15/38	300,000	415,170
4.00%, 01/15/43 (a)	250,000	215,265
4.65%, 08/15/43 (a)	150,000	141,390
4.45%, 02/15/44 (a)	250,000	229,095
4.20%, 05/15/45 (a)	100,000	87,330
4.00%, 11/15/46 (a)	65,000	54,778
3.80%, 09/15/47 (a)	350,000	284,210
4.60%, 12/01/48 (a)	300,000	277,437
3.30%, 12/01/49 (a)	300,000	221,907
2.45%, 12/15/50 (a)	450,000	278,284
2.95%, 11/15/51 (a)	25,000	17,095
4.63%, 05/15/52 (a)	240,000	220,478
5.45%, 04/01/53 (a)	220,000	229,130
5.55%, 08/15/54 (a)	100,000	105,250
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	200,000	200,928
5.60%, 09/12/26 (a)	175,000	179,541
5.15%, 10/01/27 (a)	175,000	179,809
1.38%, 10/15/27 (a)	250,000	230,120
4.75%, 01/15/28 (a)	245,000	249,123
2.20%, 12/15/28 (a)	150,000	138,560
1.80%, 10/15/30 (a)	250,000	216,400
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	150,000	137,898
4.75%, 09/30/32 (a)	195,000	200,897
5.63%, 05/15/33	200,000	216,842
4.30%, 10/15/48 (a)	125,000	111,435
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	100,000	97,208
3.00%, 07/01/29 (a)	225,000	214,204
6.38%, 08/15/37	120,000	135,457
3.65%, 04/01/50 (a)	200,000	155,762
Wisconsin Public Service Corp.
3.67%, 12/01/42	160,000	133,966
4.75%, 11/01/44 (a)	150,000	144,704
3.30%, 09/01/49 (a)	122,000	90,525
2.85%, 12/01/51 (a)	55,000	36,849
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	100,000	98,058
4.00%, 06/15/28 (a)	325,000	321,041
3.40%, 06/01/30 (a)	350,000	332,164
2.35%, 11/15/31 (a)	75,000	64,394
4.60%, 06/01/32 (a)	300,000	297,414
5.45%, 08/15/33 (a)	300,000	311,415
6.50%, 07/01/36	180,000	200,216
3.50%, 12/01/49 (a)	200,000	147,856
		173,129,335
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	194,888
2.63%, 09/15/29 (a)	305,000	285,032
1.50%, 01/15/31 (a)	375,000	318,352
5.90%, 11/15/33 (a)	125,000	137,596
5.50%, 06/15/41 (a)	150,000	158,248
4.15%, 01/15/43 (a)	200,000	179,580

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 10/15/44 (a)	100,000	88,692
4.30%, 10/01/48 (a)	235,000	208,403
4.13%, 03/15/49 (a)	265,000	227,672
3.38%, 09/15/49 (a)	240,000	182,830
2.85%, 02/15/52 (a)	55,000	37,205
5.75%, 10/15/52 (a)	190,000	208,476
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	260,000	268,713
4.00%, 04/01/28 (a)	110,000	109,014
1.75%, 10/01/30 (a)	250,000	215,085
5.40%, 03/01/33 (a)	200,000	211,192
5.40%, 07/01/34 (a)	100,000	104,367
5.85%, 01/15/41 (a)	125,000	132,489
4.10%, 09/01/47 (a)	180,000	150,831
National Grid USA
5.80%, 04/01/35	85,000	89,580
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	221,240
5.25%, 03/30/28 (a)	200,000	206,080
5.20%, 07/01/29 (a)	150,000	155,384
2.95%, 09/01/29 (a)	350,000	328,559
3.60%, 05/01/30 (a)	350,000	336,682
1.70%, 02/15/31 (a)	220,000	185,942
5.40%, 06/30/33 (a)	150,000	156,433
5.35%, 04/01/34 (a)	200,000	207,720
5.95%, 06/15/41 (a)	110,000	117,713
5.25%, 02/15/43 (a)	150,000	150,195
4.80%, 02/15/44 (a)	199,000	187,213
5.65%, 02/01/45 (a)	150,000	156,001
4.38%, 05/15/47 (a)	320,000	281,827
3.95%, 03/30/48 (a)	140,000	115,116
5.00%, 06/15/52 (a)	150,000	144,698
6.95%, 11/30/54 (a)(b)	150,000	155,727
6.38%, 03/31/55 (a)(b)	100,000	101,925
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	103,779
2.00%, 05/15/30 (a)	80,000	71,184
4.25%, 09/01/32 (a)	150,000	148,214
4.66%, 02/01/44 (a)	200,000	186,946
4.50%, 11/01/48 (a)	125,000	111,769
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	261,252
5.10%, 02/15/35 (a)	75,000	76,085
3.64%, 11/01/46 (a)	105,000	81,304
3.35%, 06/01/50 (a)	200,000	144,692
5.05%, 05/15/52 (a)	170,000	164,024
Sempra
5.40%, 08/01/26 (a)	150,000	152,883
3.25%, 06/15/27 (a)	300,000	292,179
3.40%, 02/01/28 (a)	300,000	291,117
3.70%, 04/01/29 (a)	200,000	194,076
5.50%, 08/01/33 (a)	150,000	157,660
3.80%, 02/01/38 (a)	250,000	218,790
6.00%, 10/15/39	210,000	225,445
4.00%, 02/01/48 (a)	250,000	203,142
4.13%, 04/01/52 (a)(b)	300,000	286,182
6.40%, 10/01/54 (a)(b)	300,000	301,896
6.88%, 10/01/54 (a)(b)	300,000	311,901
Southern California Gas Co.
2.60%, 06/15/26 (a)	215,000	209,915
2.95%, 04/15/27 (a)	240,000	233,686
2.55%, 02/01/30 (a)	250,000	229,522
5.20%, 06/01/33 (a)	50,000	52,087
5.13%, 11/15/40	125,000	126,448
3.75%, 09/15/42 (a)	100,000	83,694
4.13%, 06/01/48 (a)	125,000	106,569
4.30%, 01/15/49 (a)	175,000	152,446
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 02/15/50 (a)	150,000	122,861
6.35%, 11/15/52 (a)	195,000	225,748
5.75%, 06/01/53 (a)	150,000	160,443
5.60%, 04/01/54 (a)	150,000	159,241
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	98,506
1.75%, 01/15/31 (a)	200,000	169,968
5.15%, 09/15/32 (a)	90,000	93,201
5.75%, 09/15/33 (a)	225,000	242,001
5.88%, 03/15/41 (a)	200,000	215,136
4.40%, 06/01/43 (a)	131,000	117,524
3.95%, 10/01/46 (a)	125,000	103,168
4.40%, 05/30/47 (a)	185,000	161,318
3.15%, 09/30/51 (a)	150,000	103,989
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	103,346
2.20%, 06/15/30 (a)	255,000	226,634
4.05%, 03/15/32 (a)	140,000	133,318
3.80%, 09/29/46 (a)	100,000	79,652
4.15%, 06/01/49 (a)	125,000	101,481
3.18%, 08/15/51 (a)	85,000	57,244
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	125,000	127,333
3.30%, 06/01/51 (a)	110,000	80,072
Spire, Inc.
5.30%, 03/01/26	100,000	101,132
Washington Gas Light Co.
3.80%, 09/15/46 (a)	130,000	106,950
3.65%, 09/15/49 (a)	200,000	156,490
		15,142,343
Utility Other 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	97,152
3.75%, 09/01/28 (a)	250,000	246,425
3.45%, 06/01/29 (a)	165,000	159,628
2.80%, 05/01/30 (a)	200,000	185,842
2.30%, 06/01/31 (a)	200,000	175,892
4.45%, 06/01/32 (a)	275,000	276,303
5.15%, 03/01/34 (a)	200,000	209,042
6.59%, 10/15/37	200,000	234,366
4.30%, 12/01/42 (a)	225,000	206,685
4.30%, 09/01/45 (a)	45,000	40,569
4.00%, 12/01/46 (a)	140,000	120,680
3.75%, 09/01/47 (a)	250,000	204,600
4.20%, 09/01/48 (a)	230,000	201,098
4.15%, 06/01/49 (a)	155,000	133,808
3.45%, 05/01/50 (a)	155,000	120,508
3.25%, 06/01/51 (a)	95,000	69,966
5.45%, 03/01/54 (a)	200,000	210,544
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	250,000	242,212
2.70%, 04/15/30 (a)	160,000	146,826
2.40%, 05/01/31 (a)	50,000	43,936
5.38%, 01/15/34 (a)	100,000	103,523
4.28%, 05/01/49 (a)	145,000	124,793
3.35%, 04/15/50 (a)	290,000	212,674
5.30%, 05/01/52 (a)	150,000	149,225
		3,916,297
		192,187,975
Total Corporates (Cost $2,161,938,703)		2,052,615,493

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 43.4% OF NET ASSETS
U.S. Treasury Bonds
6.00%, 02/15/26	1,889,000	1,948,917
6.75%, 08/15/26	1,209,000	1,279,722
6.50%, 11/15/26	1,748,000	1,861,210
6.63%, 02/15/27	1,000,000	1,073,086
6.38%, 08/15/27	1,200,000	1,293,328
6.13%, 11/15/27	2,434,000	2,619,117
5.50%, 08/15/28	1,748,000	1,875,549
5.25%, 11/15/28	2,248,000	2,394,296
5.25%, 02/15/29	1,174,000	1,257,785
6.13%, 08/15/29	1,044,000	1,162,551
6.25%, 05/15/30	2,131,000	2,416,937
5.38%, 02/15/31	2,594,000	2,858,365
4.50%, 02/15/36	2,844,000	3,048,635
4.75%, 02/15/37	1,182,000	1,291,889
5.00%, 05/15/37	1,648,000	1,841,898
4.38%, 02/15/38	1,596,000	1,682,284
4.50%, 05/15/38	2,096,000	2,234,041
3.50%, 02/15/39	2,122,000	2,027,007
4.25%, 05/15/39	2,846,000	2,943,164
4.50%, 08/15/39	2,646,000	2,808,274
4.38%, 11/15/39	2,825,000	2,956,760
4.63%, 02/15/40	2,955,000	3,175,471
1.13%, 05/15/40	11,700,000	7,736,625
4.38%, 05/15/40	3,194,000	3,340,475
1.13%, 08/15/40	15,000,000	9,829,688
3.88%, 08/15/40	3,494,000	3,444,593
1.38%, 11/15/40	16,700,000	11,341,649
4.25%, 11/15/40	2,753,000	2,834,945
1.88%, 02/15/41	19,600,000	14,384,562
4.75%, 02/15/41	4,292,000	4,678,280
2.25%, 05/15/41	17,000,000	13,186,953
4.38%, 05/15/41	3,944,000	4,116,858
1.75%, 08/15/41	21,900,000	15,537,024
3.75%, 08/15/41	3,817,000	3,681,616
2.00%, 11/15/41	19,000,000	13,981,328
3.13%, 11/15/41	3,844,000	3,398,336
2.38%, 02/15/42	14,900,000	11,612,688
3.13%, 02/15/42	4,082,000	3,595,987
3.00%, 05/15/42	3,998,000	3,438,592
3.25%, 05/15/42	13,100,000	11,653,883
2.75%, 08/15/42	4,191,000	3,454,956
3.38%, 08/15/42	11,500,000	10,384,141
2.75%, 11/15/42	6,358,000	5,217,534
4.00%, 11/15/42	11,900,000	11,715,922
3.13%, 02/15/43	5,286,000	4,577,346
3.88%, 02/15/43	11,950,000	11,535,484
2.88%, 05/15/43	8,881,000	7,379,556
3.88%, 05/15/43	12,300,000	11,847,399
3.63%, 08/15/43	6,417,000	5,944,248
4.38%, 08/15/43	12,850,000	13,218,434
3.75%, 11/15/43	6,150,000	5,789,648
4.75%, 11/15/43	13,150,000	14,192,754
3.63%, 02/15/44	6,427,000	5,933,427
4.50%, 02/15/44	13,150,000	13,723,258
3.38%, 05/15/44	6,294,000	5,597,235
4.63%, 05/15/44	13,000,000	13,784,062
3.13%, 08/15/44	7,632,000	6,511,646
4.13%, 08/15/44	9,000,000	8,933,203
3.00%, 11/15/44	5,636,000	4,704,739
2.50%, 02/15/45	8,632,000	6,602,131
3.00%, 05/15/45	6,534,000	5,437,003
2.88%, 08/15/45	5,332,000	4,337,249
3.00%, 11/15/45	1,782,000	1,479,060
2.50%, 02/15/46	8,091,000	6,120,083
2.50%, 05/15/46	6,732,000	5,077,927
2.25%, 08/15/46	9,078,000	6,502,118
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 11/15/46	3,719,000	2,992,052
3.00%, 02/15/47	6,584,000	5,398,366
3.00%, 05/15/47	5,038,000	4,123,682
2.75%, 08/15/47	8,280,000	6,464,222
2.75%, 11/15/47	7,878,000	6,137,454
3.00%, 02/15/48	10,000,000	8,135,938
3.13%, 05/15/48	10,320,000	8,576,081
3.00%, 08/15/48	12,678,000	10,286,018
3.38%, 11/15/48	11,600,000	10,055,750
3.00%, 02/15/49	12,776,000	10,346,564
2.88%, 05/15/49	12,300,000	9,714,117
2.25%, 08/15/49	12,000,000	8,319,375
2.38%, 11/15/49	11,300,000	8,035,359
2.00%, 02/15/50	14,398,000	9,387,946
1.25%, 05/15/50	16,900,000	9,049,422
1.38%, 08/15/50	17,850,000	9,841,207
1.63%, 11/15/50	19,200,000	11,295,000
1.88%, 02/15/51	21,400,000	13,418,469
2.38%, 05/15/51	21,300,000	15,036,469
2.00%, 08/15/51	22,200,000	14,305,125
1.88%, 11/15/51	20,650,000	12,869,145
2.25%, 02/15/52	19,000,000	12,963,047
2.88%, 05/15/52	17,300,000	13,554,820
3.00%, 08/15/52	17,200,000	13,829,875
4.00%, 11/15/52	17,750,000	17,279,902
3.63%, 02/15/53	17,100,000	15,554,320
3.63%, 05/15/53	17,750,000	16,160,820
4.13%, 08/15/53	19,700,000	19,627,664
4.75%, 11/15/53	20,350,000	22,486,750
4.25%, 02/15/54	21,600,000	22,021,875
4.63%, 05/15/54	21,300,000	23,110,500
4.25%, 08/15/54	16,700,000	17,060,094
U.S. Treasury Notes
0.25%, 10/31/25	9,800,000	9,421,207
2.25%, 11/15/25	16,872,000	16,570,479
4.50%, 11/15/25	13,000,000	13,085,313
0.38%, 11/30/25	16,600,000	15,947,023
2.88%, 11/30/25	6,282,000	6,210,346
4.88%, 11/30/25	18,750,000	18,958,008
4.00%, 12/15/25	14,600,000	14,624,809
0.38%, 12/31/25	16,000,000	15,330,000
2.63%, 12/31/25	6,486,000	6,389,723
4.25%, 12/31/25	22,200,000	22,304,496
3.88%, 01/15/26	13,900,000	13,909,230
0.38%, 01/31/26	17,300,000	16,534,340
2.63%, 01/31/26	8,438,000	8,310,606
4.25%, 01/31/26	23,000,000	23,124,883
1.63%, 02/15/26	15,172,000	14,734,620
4.00%, 02/15/26	12,800,000	12,835,750
0.50%, 02/28/26	17,900,000	17,098,695
2.50%, 02/28/26	8,976,000	8,818,569
4.63%, 02/28/26	19,700,000	19,921,240
4.63%, 03/15/26	13,000,000	13,157,676
0.75%, 03/31/26	16,000,000	15,304,688
2.25%, 03/31/26	7,786,000	7,616,594
4.50%, 03/31/26	23,400,000	23,647,711
3.75%, 04/15/26	11,500,000	11,500,899
0.75%, 04/30/26	19,300,000	18,422,076
2.38%, 04/30/26	5,084,000	4,979,143
4.88%, 04/30/26	23,000,000	23,395,312
1.63%, 05/15/26	14,685,000	14,203,435
3.63%, 05/15/26	15,000,000	14,980,078
0.75%, 05/31/26	17,300,000	16,480,277
2.13%, 05/31/26	7,388,000	7,200,558
4.88%, 05/31/26	26,400,000	26,888,297
4.13%, 06/15/26	12,000,000	12,082,500
0.88%, 06/30/26	15,500,000	14,769,199
1.88%, 06/30/26	7,984,000	7,740,582
4.63%, 06/30/26	21,000,000	21,324,023

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 07/15/26	12,000,000	12,168,047
0.63%, 07/31/26	16,000,000	15,143,437
1.88%, 07/31/26	8,784,000	8,506,069
4.38%, 07/31/26	20,000,000	20,242,578
1.50%, 08/15/26	15,119,000	14,531,367
4.38%, 08/15/26	13,000,000	13,165,547
0.75%, 08/31/26	18,700,000	17,702,910
1.38%, 08/31/26	6,486,000	6,215,159
3.75%, 08/31/26	23,900,000	23,935,477
4.63%, 09/15/26	12,500,000	12,726,563
0.88%, 09/30/26	15,700,000	14,872,684
1.63%, 09/30/26	4,990,000	4,799,074
3.50%, 09/30/26	21,000,000	20,941,758
4.63%, 10/15/26	13,420,000	13,676,867
1.13%, 10/31/26	16,500,000	15,675,000
1.63%, 10/31/26	6,584,000	6,320,640
2.00%, 11/15/26	14,032,000	13,568,286
4.63%, 11/15/26	12,500,000	12,750,977
1.25%, 11/30/26	18,000,000	17,119,687
1.63%, 11/30/26	6,286,000	6,026,211
4.38%, 12/15/26	14,700,000	14,936,004
1.25%, 12/31/26	16,000,000	15,195,625
1.75%, 12/31/26	5,990,000	5,752,974
4.00%, 01/15/27	15,000,000	15,126,562
1.50%, 01/31/27	22,000,000	20,972,187
2.25%, 02/15/27	12,626,000	12,240,315
4.13%, 02/15/27	14,500,000	14,669,356
1.13%, 02/28/27	4,300,000	4,056,445
1.88%, 02/28/27	15,000,000	14,408,203
4.25%, 03/15/27	16,500,000	16,758,457
0.63%, 03/31/27	5,600,000	5,207,125
2.50%, 03/31/27	14,500,000	14,130,703
4.50%, 04/15/27	19,000,000	19,416,367
0.50%, 04/30/27	8,650,000	7,998,547
2.75%, 04/30/27	14,300,000	14,008,414
2.38%, 05/15/27	15,420,000	14,954,388
4.50%, 05/15/27	16,500,000	16,874,473
0.50%, 05/31/27	8,700,000	8,024,730
2.63%, 05/31/27	13,750,000	13,418,066
4.63%, 06/15/27	17,000,000	17,461,523
0.50%, 06/30/27	10,400,000	9,570,031
3.25%, 06/30/27	14,500,000	14,379,922
4.38%, 07/15/27	19,000,000	19,400,039
0.38%, 07/31/27	12,100,000	11,068,191
2.75%, 07/31/27	14,000,000	13,690,469
2.25%, 08/15/27	12,672,000	12,216,600
3.75%, 08/15/27	17,800,000	17,886,914
0.50%, 08/31/27	10,500,000	9,615,703
3.13%, 08/31/27	13,500,000	13,335,996
3.38%, 09/15/27	17,000,000	16,914,336
0.38%, 09/30/27	13,000,000	11,831,523
4.13%, 09/30/27	12,000,000	12,194,531
0.50%, 10/31/27	13,200,000	12,025,922
4.13%, 10/31/27	12,000,000	12,192,656
2.25%, 11/15/27	12,474,000	11,989,171
0.63%, 11/30/27	13,500,000	12,318,750
3.88%, 11/30/27	11,000,000	11,097,969
0.63%, 12/31/27	15,000,000	13,657,617
3.88%, 12/31/27	12,000,000	12,116,250
0.75%, 01/31/28	17,700,000	16,143,644
3.50%, 01/31/28	13,500,000	13,472,578
2.75%, 02/15/28	16,322,000	15,894,823
1.13%, 02/29/28	17,000,000	15,673,867
4.00%, 02/29/28	12,000,000	12,166,406
1.25%, 03/31/28	16,000,000	14,788,125
3.63%, 03/31/28	12,000,000	12,027,188
1.25%, 04/30/28	18,000,000	16,603,594
3.50%, 04/30/28	11,800,000	11,773,727
2.88%, 05/15/28	17,770,000	17,347,962
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 05/31/28	18,005,000	16,575,150
3.63%, 05/31/28	12,500,000	12,521,484
1.25%, 06/30/28	16,500,000	15,163,242
4.00%, 06/30/28	11,100,000	11,267,801
1.00%, 07/31/28	17,500,000	15,894,922
4.13%, 07/31/28	12,500,000	12,746,582
2.88%, 08/15/28	18,368,000	17,902,343
1.13%, 08/31/28	17,000,000	15,487,930
4.38%, 08/31/28	13,000,000	13,377,305
1.25%, 09/30/28	17,750,000	16,223,223
4.63%, 09/30/28	14,000,000	14,545,234
1.38%, 10/31/28	16,500,000	15,129,727
4.88%, 10/31/28	15,000,000	15,735,937
3.13%, 11/15/28	16,714,000	16,425,422
1.50%, 11/30/28	16,500,000	15,184,512
4.38%, 11/30/28	16,250,000	16,750,830
1.38%, 12/31/28	16,000,000	14,626,875
3.75%, 12/31/28	16,500,000	16,614,082
1.75%, 01/31/29	15,800,000	14,651,414
4.00%, 01/31/29	18,000,000	18,308,672
2.63%, 02/15/29	17,166,000	16,508,194
1.88%, 02/28/29	14,000,000	13,036,406
4.25%, 02/28/29	18,750,000	19,275,146
2.38%, 03/31/29	13,400,000	12,732,617
4.13%, 03/31/29	19,500,000	19,947,129
2.88%, 04/30/29	15,200,000	14,750,531
4.63%, 04/30/29	21,000,000	21,934,336
2.38%, 05/15/29	14,658,000	13,913,648
2.75%, 05/31/29	12,000,000	11,572,969
4.50%, 05/31/29	20,550,000	21,375,211
3.25%, 06/30/29	13,500,000	13,306,992
4.25%, 06/30/29	20,500,000	21,103,789
2.63%, 07/31/29	12,500,000	11,973,633
4.00%, 07/31/29	21,000,000	21,402,773
1.63%, 08/15/29	13,166,000	12,045,861
3.13%, 08/31/29	10,500,000	10,283,848
3.63%, 08/31/29	22,500,000	22,572,949
3.50%, 09/30/29	21,000,000	20,940,117
3.88%, 09/30/29	11,000,000	11,142,656
4.00%, 10/31/29	12,000,000	12,225,938
1.75%, 11/15/29	9,266,000	8,491,058
3.88%, 11/30/29	11,000,000	11,146,523
3.88%, 12/31/29	11,500,000	11,652,285
3.50%, 01/31/30	9,000,000	8,957,461
1.50%, 02/15/30	14,898,000	13,378,520
4.00%, 02/28/30	11,000,000	11,212,695
3.63%, 03/31/30	9,500,000	9,508,535
3.50%, 04/30/30	8,200,000	8,156,758
0.63%, 05/15/30	21,705,000	18,435,684
3.75%, 05/31/30	9,500,000	9,565,313
3.75%, 06/30/30	11,250,000	11,325,147
4.00%, 07/31/30	10,000,000	10,196,875
0.63%, 08/15/30	30,000,000	25,287,891
4.13%, 08/31/30	9,500,000	9,750,488
4.63%, 09/30/30	9,500,000	10,007,285
4.88%, 10/31/30	9,500,000	10,140,879
0.88%, 11/15/30	30,500,000	25,966,699
4.38%, 11/30/30	9,800,000	10,196,594
3.75%, 12/31/30	11,250,000	11,318,994
4.00%, 01/31/31	11,600,000	11,830,641
1.13%, 02/15/31	30,500,000	26,238,340
4.25%, 02/28/31	12,500,000	12,929,688
4.13%, 03/31/31	12,000,000	12,329,063
4.63%, 04/30/31	12,000,000	12,679,688
1.63%, 05/15/31	30,000,000	26,453,906
4.63%, 05/31/31	12,900,000	13,632,680
4.25%, 06/30/31	12,500,000	12,944,336
4.13%, 07/31/31	13,000,000	13,366,641
1.25%, 08/15/31	32,900,000	28,101,227

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 08/31/31	13,300,000	13,373,774
3.63%, 09/30/31	13,000,000	12,976,641
1.38%, 11/15/31	32,800,000	28,100,375
1.88%, 02/15/32	30,200,000	26,677,453
2.88%, 05/15/32	30,750,000	29,080,371
2.75%, 08/15/32	29,500,000	27,575,586
4.13%, 11/15/32	29,200,000	30,044,062
3.50%, 02/15/33	31,500,000	30,961,055
3.38%, 05/15/33	32,100,000	31,219,758
3.88%, 08/15/33	34,500,000	34,791,094
4.50%, 11/15/33	37,740,000	39,865,824
4.00%, 02/15/34	36,500,000	37,135,899
4.38%, 05/15/34	39,000,000	40,855,547
3.88%, 08/15/34	26,000,000	26,188,906
Total Treasuries (Cost $3,655,082,939)		3,673,423,719

GOVERNMENT RELATED 4.4% OF NET ASSETS

Agency 1.3%
Foreign 0.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
4.63%, 11/03/25	375,000	377,115
4.13%, 01/20/26	300,000	300,525
0.50%, 02/02/26	925,000	883,375
5.00%, 10/23/26	80,000	81,923
4.75%, 05/21/27	100,000	102,661
3.63%, 09/09/27	350,000	349,409
4.25%, 03/01/28	500,000	509,255
4.13%, 01/18/29	450,000	457,452
		3,061,715
Canada 0.1%
Export Development Canada
4.38%, 06/29/26	750,000	756,848
3.00%, 05/25/27	1,350,000	1,327,603
3.88%, 02/14/28	1,745,000	1,757,477
4.13%, 02/13/29	500,000	509,255
		4,351,183
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	295,734
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26 (h)	2,035,000	1,950,202
5.00%, 03/16/26 (h)	500,000	508,020
3.63%, 04/01/26 (h)	675,000	672,820
4.63%, 08/07/26 (h)	800,000	812,416
1.00%, 10/01/26 (h)	1,310,000	1,242,037
4.38%, 03/01/27 (h)	1,275,000	1,296,777
3.00%, 05/20/27 (h)	1,750,000	1,722,210
3.50%, 08/27/27 (h)	500,000	498,450
3.75%, 02/15/28 (h)	770,000	773,157
2.88%, 04/03/28 (h)	1,185,000	1,156,276
3.88%, 06/15/28 (h)	1,000,000	1,009,030
4.00%, 03/15/29 (h)	1,025,000	1,040,744
1.75%, 09/14/29 (h)	895,000	819,346
0.75%, 09/30/30 (h)	700,000	591,731
4.75%, 10/29/30 (h)	765,000	809,760
4.13%, 07/15/33 (h)	1,300,000	1,325,415
4.38%, 02/28/34 (h)	770,000	800,808
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.00%, 04/18/36 (h)(i)	560,000	353,349
0.00%, 06/29/37 (h)(i)	950,000	568,755
Landwirtschaftliche Rentenbank
0.88%, 03/30/26 (h)	550,000	525,861
1.75%, 07/27/26 (h)	600,000	578,574
3.88%, 09/28/27 (h)	60,000	60,389
2.50%, 11/15/27 (h)	500,000	483,160
0.88%, 09/03/30 (h)	850,000	723,035
5.00%, 10/24/33 (h)	565,000	611,872
		20,934,194
Japan 0.1%
Japan Bank for International Cooperation
4.25%, 01/26/26	225,000	225,360
1.88%, 07/21/26	350,000	337,386
2.25%, 11/04/26	1,200,000	1,159,932
2.88%, 06/01/27	1,000,000	974,990
2.88%, 07/21/27	750,000	730,493
4.38%, 10/05/27	550,000	558,580
2.75%, 11/16/27	1,075,000	1,040,417
4.63%, 07/19/28	440,000	452,787
3.25%, 07/20/28	420,000	411,785
3.50%, 10/31/28	550,000	543,818
2.13%, 02/16/29	545,000	507,253
2.00%, 10/17/29	400,000	366,072
1.25%, 01/21/31	600,000	510,762
1.88%, 04/15/31	1,200,000	1,057,740
Japan International Cooperation Agency
2.13%, 10/20/26 (c)	200,000	192,760
2.75%, 04/27/27	710,000	689,772
3.38%, 06/12/28	525,000	515,975
1.00%, 07/22/30	370,000	313,908
1.75%, 04/28/31	350,000	305,004
		10,894,794
Norway 0.0%
Equinor ASA
1.75%, 01/22/26 (a)	275,000	267,149
3.00%, 04/06/27 (a)	150,000	146,608
7.25%, 09/23/27	50,000	54,653
3.63%, 09/10/28 (a)	285,000	280,976
3.13%, 04/06/30 (a)	550,000	522,824
2.38%, 05/22/30 (a)	500,000	456,690
3.63%, 04/06/40 (a)	200,000	172,728
4.25%, 11/23/41	275,000	253,828
3.95%, 05/15/43	240,000	210,454
4.80%, 11/08/43	260,000	258,794
3.25%, 11/18/49 (a)	400,000	300,868
3.70%, 04/06/50 (a)	750,000	609,990
		3,535,562
Republic of Korea 0.1%
Export-Import Bank of Korea
3.25%, 11/10/25	750,000	741,165
2.63%, 05/26/26	690,000	673,136
3.25%, 08/12/26	200,000	196,968
1.13%, 12/29/26	550,000	515,861
4.63%, 01/11/27	250,000	253,415
1.63%, 01/18/27	345,000	327,260
2.38%, 04/21/27	500,000	480,885
4.25%, 09/15/27	200,000	201,560
5.00%, 01/11/28	500,000	514,060
4.50%, 01/11/29	250,000	254,395
1.25%, 09/21/30	700,000	593,880
2.13%, 01/18/32	550,000	471,949

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 01/11/33	300,000	314,259
4.63%, 01/11/34	200,000	202,704
Korea Development Bank
3.00%, 01/13/26	270,000	266,220
0.80%, 07/19/26	550,000	518,969
1.00%, 09/09/26	250,000	235,818
2.00%, 09/12/26 (c)	350,000	336,585
5.38%, 10/23/26	400,000	410,124
4.38%, 02/15/28	675,000	681,601
1.63%, 01/19/31	450,000	381,591
2.00%, 10/25/31	250,000	213,388
4.25%, 09/08/32	200,000	197,406
4.38%, 02/15/33	200,000	198,916
		9,182,115
Sweden 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	575,000	554,087
4.13%, 06/14/28	1,100,000	1,115,653
4.25%, 02/01/29	300,000	305,778
4.88%, 10/04/30	700,000	738,143
		2,713,661
		54,968,958
U.S. 0.7%
Federal Farm Credit Banks Funding Corp.
4.88%, 11/13/25	1,000,000	1,009,620
3.88%, 02/02/26	500,000	500,025
4.50%, 08/14/26	2,000,000	2,030,140
4.13%, 03/20/29	1,000,000	1,019,510
Federal Home Loan Banks
4.50%, 12/12/25	500,000	503,695
4.38%, 06/12/26	1,000,000	1,010,800
4.75%, 06/12/26	1,000,000	1,016,290
1.25%, 12/21/26	500,000	474,330
4.13%, 01/15/27	2,500,000	2,525,975
4.75%, 04/09/27	2,000,000	2,055,560
4.25%, 12/10/27	2,000,000	2,037,720
4.00%, 06/30/28	2,000,000	2,029,600
3.25%, 11/16/28	5,000,000	4,939,000
4.75%, 12/08/28	2,000,000	2,085,380
4.75%, 03/10/34	2,000,000	2,100,920
5.50%, 07/15/36	400,000	454,268
Federal Home Loan Mortgage Corp.
6.75%, 09/15/29	500,000	570,910
6.75%, 03/15/31	1,564,000	1,831,538
6.25%, 07/15/32	700,000	816,543
Federal National Mortgage Association
0.50%, 11/07/25	4,000,000	3,855,480
2.13%, 04/24/26	6,000,000	5,855,340
1.88%, 09/24/26	2,500,000	2,414,825
0.75%, 10/08/27	6,000,000	5,516,880
7.13%, 01/15/30	527,000	613,728
7.25%, 05/15/30	1,000,000	1,180,170
0.88%, 08/05/30	1,000,000	852,320
6.63%, 11/15/30	2,700,000	3,124,629
5.63%, 07/15/37	1,500,000	1,729,290
Private Export Funding Corp.
3.90%, 10/15/27	150,000	150,427
1.40%, 07/15/28	150,000	137,504
4.30%, 12/15/28	150,000	153,213
4.60%, 02/15/34	150,000	153,792
Tennessee Valley Authority
6.75%, 11/01/25	488,000	502,108
2.88%, 02/01/27	500,000	491,265
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 09/15/39	750,000	819,060
4.63%, 09/15/60	100,000	98,450
		56,660,305
		111,629,263

Local Authority 0.8%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.50%, 12/01/29	45,000	53,501
9.38%, 04/15/30	200,000	252,250
9.50%, 11/15/30	30,000	38,242
Province of Alberta
3.30%, 03/15/28	905,000	891,986
1.30%, 07/22/30	800,000	693,624
4.50%, 01/24/34	60,000	61,529
Province of British Columbia
2.25%, 06/02/26	685,000	666,669
0.90%, 07/20/26	600,000	569,340
4.80%, 11/15/28	610,000	634,565
4.90%, 04/24/29	500,000	522,825
1.30%, 01/29/31	700,000	598,227
4.20%, 07/06/33	275,000	276,130
4.75%, 06/12/34	500,000	522,845
7.25%, 09/01/36	420,000	532,946
Province of Manitoba
2.13%, 06/22/26	385,000	373,746
1.50%, 10/25/28	180,000	164,921
4.30%, 07/27/33	260,000	262,631
4.90%, 05/31/34	350,000	370,108
Province of New Brunswick
3.63%, 02/24/28	400,000	396,112
Province of Ontario
0.63%, 01/21/26	975,000	932,890
1.05%, 04/14/26	815,000	780,452
2.50%, 04/27/26	470,000	459,919
2.30%, 06/15/26	700,000	681,443
3.10%, 05/19/27	725,000	713,124
1.05%, 05/21/27	550,000	512,270
4.20%, 01/18/29	505,000	512,792
3.70%, 09/17/29	200,000	199,078
2.00%, 10/02/29	485,000	445,245
1.13%, 10/07/30	825,000	704,542
1.60%, 02/25/31	600,000	521,208
1.80%, 10/14/31	550,000	477,444
2.13%, 01/21/32	475,000	420,166
Province of Quebec
2.50%, 04/20/26	840,000	822,032
2.75%, 04/12/27	470,000	458,739
3.63%, 04/13/28	1,000,000	996,080
4.50%, 04/03/29	840,000	864,209
7.50%, 09/15/29	643,000	747,295
1.35%, 05/28/30	550,000	480,271
1.90%, 04/21/31	375,000	330,750
4.50%, 09/08/33	300,000	308,199
4.25%, 09/05/34	600,000	603,930
Province of Saskatchewan
3.25%, 06/08/27	300,000	295,446
		21,149,721

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. 0.5%
Alabama Federal Aid Highway Finance Authority
RB Series B
2.65%, 09/01/37 (a)	50,000	41,349
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	126,672
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	341,459
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	500,000	570,210
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	371,511
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	250,000	309,435
RB Sereis F3
3.13%, 04/01/55 (a)	165,000	121,192
Broward Cnty Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	30,000	25,873
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,050,000	1,265,004
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,261,071
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	966,038
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	746,358
California Health Facilities Financing Authority
4.19%, 06/01/37 (a)	10,000	9,638
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	115,000	102,410
RB Series E
2.90%, 11/01/51 (a)	100,000	74,985
Series B
2.72%, 11/01/52	400,000	278,172
Central Puget Sound Regional Transit Authority
RB (Build America Bonds) Series 2009-S
5.49%, 11/01/39	15,000	16,010
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	170,812
Series C
4.47%, 01/01/49	150,000	142,296
Series C
4.57%, 01/01/54	50,000	47,517
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	422,080	482,952
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	189,209	216,297
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of Atlanta GA Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	105,519
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	229,711
City of New York NY
5.83%, 10/01/53	200,000	231,072
GO Bonds (Build America Bonds) Series C1
5.52%, 10/01/37	15,000	15,849
City of Riverside CA
RB Series A
3.86%, 06/01/45 (a)	40,000	35,840
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	163,921
RB Series 2012
4.43%, 02/01/42	210,000	205,567
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	180,559
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	220,000	164,126
Commonwealth Financing Authority
RB Series A
3.86%, 06/01/38	75,000	70,725
RB Series A
2.99%, 06/01/42	20,000	15,831
Series A
4.14%, 06/01/38	215,000	206,582
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	106,109
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	399,360
Series H
2.90%, 09/01/49	300,000	222,285
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	211,804
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	433,756
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	418,071
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	115,000	125,589
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	35,000	32,809
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	244,432
Series B
6.00%, 12/01/44	300,000	325,817

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	105,000	121,556
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	158,262
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	113,528
RB Series A
4.09%, 11/01/51	25,000	22,260
RB Series C
2.84%, 11/01/46 (a)	35,000	26,913
Series A
2.99%, 11/01/38	175,000	152,851
Series A
3.14%, 11/01/45	105,000	83,642
Series C
3.09%, 11/01/40 (a)	205,000	169,083
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	350,890
District of Columbia Income Tax Revenue
Series E
5.59%, 12/01/34	350,000	365,794
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	178,841
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	53,781
Empire State Development Corp.
3.90%, 03/15/33 (a)	40,000	39,941
3.90%, 03/15/33 (a)	160,000	156,466
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	130,000	112,910
Series A
3.92%, 01/15/53 (a)	125,000	105,950
Golden State Tobacco Securitization Corp.
RB Series B
2.75%, 06/01/34 (a)	100,000	87,613
RB Series B
3.00%, 06/01/46	140,000	129,337
RB Series B-1
3.85%, 06/01/50 (a)	60,000	57,115
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	211,255
Series B
3.24%, 10/01/52 (a)	300,000	231,447
Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	126,923	136,166
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	291,923	314,221
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,018,824	2,048,260
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	30,000	32,820
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indiana Finance Authority
3.05%, 01/01/51	60,000	46,388
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	85,000	84,941
Series B
4.53%, 01/01/35	200,000	204,535
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	40,000	40,139
RB Series K
2.77%, 05/01/51	30,000	22,033
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	103,057
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.74%, 06/01/39	230,000	242,346
Los Angeles Department of Water & Power Power System
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	292,384
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Sereis A1
5.08%, 06/01/31 (a)	128,879	131,377
RB Series A
3.62%, 02/01/29 (a)	37,268	36,902
RB Series A
4.15%, 02/01/33 (a)	200,000	199,442
RB Series A1
5.20%, 12/01/39 (a)	100,000	104,671
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	300,000	289,818
Louisville and Jefferson County Metropolitan Sewer District
RB (Build America Bonds)
6.25%, 05/15/43	100,000	112,520
Maryland Economic Development Corp.
5.94%, 05/31/57 (a)	150,000	156,285
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	78,662
RB Series D
3.20%, 07/01/50	100,000	72,770
Massachusetts School Building Authority
5.72%, 08/15/39	50,000	53,664
RB Series B
1.75%, 08/15/30	350,000	314,386
RB Series B
3.40%, 10/15/40 (a)	250,000	217,798
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	200,000	199,863
Metropolitan Government of Nashville & Davidson County Convention Center Auth
RB (Build America Bonds) Series B
6.73%, 07/01/43	10,000	11,229
Metropolitan Transportation Authority
6.67%, 11/15/39	40,000	45,109

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Build America Bonds) Series C
7.34%, 11/15/39	310,000	376,604
RB (Build America Bonds) Series E
6.81%, 11/15/40	450,000	512,389
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	75,000	95,481
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	268,845
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	297,169
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	25,000	23,872
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	120,000	96,607
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	247,000	283,522
RB (Build America Bonds) Series A
6.64%, 04/01/57	244,000	278,834
RB Series B
7.06%, 04/01/57	35,000	41,391
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	557,364
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	200,000	205,341
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	57,122
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	614,970
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	776,550
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	100,000	106,592
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	274,810
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	270,775
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	300,000	320,234
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	471,904
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	210,080
RB Series 2009F
5.63%, 03/15/39	200,000	209,784
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	345,000	359,246
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	418,475
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	550,000	555,389
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	79,246
Oklahoma Development Finance Authority
4.38%, 11/01/45 (a)	45,000	43,800
4.71%, 05/01/52 (a)	150,000	147,652
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	236,386	243,422
Oregon School Boards Association
Series B
5.55%, 06/30/28	407,338	416,702
Oregon State University
3.42%, 03/01/60 (a)	270,000	204,780
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	261,652
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	218,026
Consolidated Bonds 168th Series
4.93%, 10/01/51	500,000	497,298
Consolidated Bonds 174th Series
4.46%, 10/01/62	950,000	883,539
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	202,364
RB Series 182
5.31%, 08/01/46 (a)	380,000	380,576
Port of Morrow
2.54%, 09/01/40	100,000	77,367
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	310,000	356,347
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	114,922
Series N
3.01%, 05/15/50 (a)	235,000	170,651
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	220,279
Rutgers The State University of New Jersey
RB (Build America Bonds) Series H
5.67%, 05/01/40	30,000	31,098
Series P
3.92%, 05/01/19 (a)	150,000	114,107
Series R
3.27%, 05/01/43	100,000	83,345
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	300,000	262,026
RB Series B
3.24%, 01/01/42	150,000	125,111
RB Series B
3.82%, 01/01/48	250,000	211,852

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	73,697
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	326,470
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	384,470
San Joaquin Hills Transportation Corridor Agency
RB Series B
3.49%, 01/15/50 (a)	240,000	192,542
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	425,000	397,743
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	300,000	316,490
Series A
1.71%, 07/01/27	350,000	327,426
Series A
2.15%, 07/01/30	350,000	311,323
State of California
2.38%, 10/01/26	175,000	170,145
1.70%, 02/01/28	100,000	93,613
3.05%, 04/01/29	200,000	193,969
5.13%, 09/01/29	150,000	158,970
4.50%, 04/01/33 (a)	15,000	15,113
7.63%, 03/01/40	100,000	125,337
5.20%, 03/01/43 (a)	200,000	204,854
GO Bonds
7.60%, 11/01/40	600,000	766,819
GO Bonds Series B
2.65%, 04/01/26	40,000	39,169
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	196,428	216,239
State of Louisiana Gasoline and Fuels Tax Revenue
RB Series A
2.95%, 05/01/41	30,000	24,149
State of Mississippi
GO Bonds (Build America Bonds) Series F
5.25%, 11/01/34	75,000	77,290
State of Wisconsin
RB Series A
3.95%, 05/01/36 (a)	200,000	193,448
State Public School Building Authority
RB Series A
5.00%, 09/15/27	10,000	10,227
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	200,000	198,213
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	539,245
Texas Natural Gas Securitization Finance Corp.
5.17%, 04/01/41 (a)	750,000	792,852
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	430,000	369,743
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	465,000	342,204
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	133,707
University of California
RB Series 2015AQ
4.77%, 05/15/15	300,000	276,751
RB Series 2019 BD
3.35%, 07/01/29	200,000	195,936
RB Series 2020 BG
1.32%, 05/15/27 (a)	100,000	93,677
RB Series AD
4.86%, 05/15/12	400,000	374,766
RB Series BG
1.61%, 05/15/30 (a)	250,000	219,172
RB Series BJ
3.07%, 05/15/51 (a)	250,000	179,990
University of Michigan
RB Series C
3.60%, 04/01/47	130,000	113,622
Series B
2.44%, 04/01/40 (a)	430,000	328,729
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	176,822
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	60,000	60,648
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	251,548
Series B
2.58%, 11/01/51 (a)	325,000	216,408
Series C
4.18%, 09/01/17 (a)	150,000	125,399
		42,992,263
		64,141,984

Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
0.75%, 05/19/26	1,025,000	976,015
3.75%, 04/26/28	1,390,000	1,397,395
4.63%, 04/30/29	1,000,000	1,041,630
		3,415,040
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	200,000	196,462
2.75%, 01/31/27 (a)	500,000	483,690
3.24%, 02/06/28 (a)	570,000	553,008
2.45%, 01/31/31 (a)	575,000	514,372
2.55%, 01/27/32 (a)	600,000	530,886
2.55%, 07/27/33 (a)	870,000	747,165
3.50%, 01/31/34 (a)	600,000	552,162
4.95%, 01/05/36 (a)	850,843	863,614
3.10%, 05/07/41 (a)	500,000	392,375

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.34%, 03/07/42 (a)	250,000	229,253
3.63%, 10/30/42	100,000	82,925
3.50%, 01/25/50 (a)	750,000	579,127
4.00%, 01/31/52 (a)	350,000	290,210
5.33%, 01/05/54 (a)	205,000	207,909
3.10%, 01/22/61 (a)	770,000	514,514
3.25%, 09/21/71 (a)	650,000	435,565
		7,173,237
Finland 0.0%
Finland Government International Bonds
6.95%, 02/15/26	265,000	274,858
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	500,000	596,490
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	775,000	761,298
4.55%, 01/11/28 (a)	210,000	212,963
4.10%, 04/24/28	500,000	501,090
4.75%, 02/11/29	400,000	410,368
3.40%, 09/18/29	200,000	193,134
2.85%, 02/14/30	600,000	559,872
3.85%, 10/15/30	600,000	586,398
1.85%, 03/12/31	425,000	366,392
2.15%, 07/28/31 (a)	200,000	173,696
3.55%, 03/31/32 (a)	350,000	329,896
4.65%, 09/20/32 (a)	275,000	278,058
4.35%, 01/11/48	700,000	648,088
5.35%, 02/11/49	300,000	317,865
3.70%, 10/30/49	500,000	413,430
3.50%, 02/14/50	350,000	279,552
4.20%, 10/15/50	700,000	627,781
3.05%, 03/12/51	605,000	441,904
5.65%, 01/11/53 (a)	215,000	233,750
5.10%, 02/10/54 (a)	200,000	202,870
5.15%, 09/10/54 (a)	200,000	203,708
3.20%, 09/23/61 (a)	375,000	263,014
4.45%, 04/15/70	375,000	334,369
3.35%, 03/12/71	350,000	246,827
		8,586,323
Israel 0.1%
Israel Government International Bonds
2.88%, 03/16/26	400,000	387,620
3.25%, 01/17/28	300,000	283,536
2.75%, 07/03/30	1,050,000	921,133
5.50%, 03/12/34	1,060,000	1,059,608
4.50%, 01/30/43	400,000	340,748
4.13%, 01/17/48	350,000	271,863
3.88%, 07/03/50	575,000	421,803
5.75%, 03/12/54	825,000	785,796
4.50%, 04/03/20	400,000	295,056
State of Israel
2.50%, 01/15/30	400,000	351,384
3.38%, 01/15/50	700,000	476,294
		5,594,841
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	890,000	853,786
2.88%, 10/17/29	700,000	650,153
5.38%, 06/15/33	504,000	520,042
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 10/17/49	750,000	581,580
3.88%, 05/06/51	765,000	564,364
		3,169,925
Mexico 0.2%
Mexico Government International Bonds
4.13%, 01/21/26	700,000	697,403
4.15%, 03/28/27	945,000	940,275
3.75%, 01/11/28	425,000	414,881
5.40%, 02/09/28 (a)	450,000	460,606
4.50%, 04/22/29	1,285,000	1,271,816
3.25%, 04/16/30 (a)	800,000	735,480
2.66%, 05/24/31 (a)	1,050,000	903,808
8.30%, 08/15/31	550,000	662,970
4.75%, 04/27/32 (a)	760,000	732,990
7.50%, 04/08/33	250,000	287,595
3.50%, 02/12/34 (a)	905,000	772,001
6.75%, 09/27/34	650,000	704,535
6.35%, 02/09/35 (a)	800,000	840,680
6.00%, 05/07/36 (a)	300,000	306,288
6.05%, 01/11/40	850,000	863,396
4.28%, 08/14/41 (a)	855,000	701,767
4.75%, 03/08/44	1,225,000	1,039,229
5.55%, 01/21/45	850,000	812,226
4.60%, 01/23/46	800,000	653,256
4.35%, 01/15/47	450,000	355,820
4.60%, 02/10/48	750,000	605,167
4.50%, 01/31/50 (a)	725,000	578,079
5.00%, 04/27/51 (a)	800,000	677,088
4.40%, 02/12/52 (a)	700,000	539,889
6.34%, 05/04/53 (a)	270,000	268,890
6.40%, 05/07/54 (a)	800,000	802,984
3.77%, 05/24/61 (a)	1,075,000	704,394
5.75%, 10/12/10	950,000	827,364
		19,160,877
Panama 0.1%
Panama Government International Bonds
7.13%, 01/29/26	400,000	412,144
8.88%, 09/30/27	300,000	333,639
3.88%, 03/17/28 (a)	400,000	386,440
9.38%, 04/01/29	400,000	465,360
3.16%, 01/23/30 (a)	950,000	851,732
2.25%, 09/29/32 (a)	850,000	660,101
3.30%, 01/19/33 (a)	200,000	167,400
6.40%, 02/14/35 (a)	500,000	512,310
6.70%, 01/26/36	650,000	679,497
6.88%, 01/31/36 (a)	200,000	210,346
8.00%, 03/01/38 (a)	200,000	226,238
4.50%, 05/15/47	500,000	381,550
4.50%, 04/16/50 (a)	800,000	589,896
4.30%, 04/29/53	700,000	497,749
4.50%, 04/01/56 (a)	800,000	578,224
7.88%, 03/01/57 (a)	200,000	226,614
3.87%, 07/23/60 (a)	1,040,000	657,800
4.50%, 01/19/63 (a)	475,000	333,973
		8,171,013
Peru 0.1%
Peru Government International Bonds
4.13%, 08/25/27	350,000	347,966
2.84%, 06/20/30	325,000	296,988
2.78%, 01/23/31 (a)	1,200,000	1,073,280
1.86%, 12/01/32 (a)	525,000	422,662
8.75%, 11/21/33	450,000	568,251
3.00%, 01/15/34 (a)	550,000	472,708
5.38%, 02/08/35 (a)	400,000	410,900

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.55%, 03/14/37	400,000	449,496
3.30%, 03/11/41 (a)	375,000	297,004
5.63%, 11/18/50	700,000	722,519
3.55%, 03/10/51 (a)(c)	400,000	304,180
5.88%, 08/08/54 (a)	400,000	420,924
2.78%, 12/01/60 (a)	600,000	363,366
3.60%, 01/15/72 (a)	300,000	206,367
3.23%, 07/28/21 (a)	350,000	209,696
		6,566,307
Philippines 0.1%
Philippines Government International Bonds
5.50%, 03/30/26	450,000	458,303
3.00%, 02/01/28	650,000	626,671
4.63%, 07/17/28	230,000	233,641
3.75%, 01/14/29	485,000	477,274
9.50%, 02/02/30	400,000	497,956
2.46%, 05/05/30	350,000	318,241
7.75%, 01/14/31	550,000	651,090
1.65%, 06/10/31	400,000	338,416
1.95%, 01/06/32	200,000	169,702
6.38%, 01/15/32	350,000	391,475
3.56%, 09/29/32	300,000	281,640
5.61%, 04/13/33	250,000	267,985
5.00%, 07/17/33	425,000	438,201
5.25%, 05/14/34	525,000	549,869
6.38%, 10/23/34	700,000	797,629
4.75%, 03/05/35	570,000	575,432
5.00%, 01/13/37	500,000	516,945
3.95%, 01/20/40	725,000	657,089
3.70%, 03/01/41	500,000	435,110
3.70%, 02/02/42	650,000	562,367
2.95%, 05/05/45	650,000	481,468
2.65%, 12/10/45	700,000	494,242
3.20%, 07/06/46	350,000	267,148
4.20%, 03/29/47	100,000	89,404
5.95%, 10/13/47	275,000	310,277
5.50%, 01/17/48	520,000	554,632
		11,442,207
Poland 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	549,000	542,906
5.50%, 11/16/27 (a)	550,000	574,981
4.63%, 03/18/29 (a)	500,000	511,730
5.75%, 11/16/32 (a)	600,000	644,994
4.88%, 10/04/33 (a)	920,000	936,431
5.13%, 09/18/34 (a)	300,000	308,556
5.50%, 04/04/53 (a)	800,000	819,832
5.50%, 03/18/54 (a)	1,000,000	1,022,250
		5,361,680
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	270,000	264,222
3.50%, 09/20/28	210,000	207,755
2.50%, 06/19/29	475,000	450,200
1.00%, 09/16/30	395,000	336,813
1.75%, 10/15/31	200,000	172,726
3.88%, 09/20/48	200,000	179,702
		1,611,418
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	200,000	200,500
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uruguay Government International Bonds
4.38%, 10/27/27	705,000	710,837
4.38%, 01/23/31 (a)	950,000	955,614
5.75%, 10/28/34 (a)	220,000	239,433
7.63%, 03/21/36	425,000	529,499
4.13%, 11/20/45	300,000	277,104
5.10%, 06/18/50	1,000,000	999,780
4.98%, 04/20/55	850,000	827,050
		4,739,817
		85,864,033

Supranational* 1.3%
African Development Bank
0.88%, 03/23/26	100,000	95,751
0.88%, 07/22/26	900,000	854,694
4.63%, 01/04/27	690,000	703,559
4.13%, 02/25/27	600,000	605,730
4.38%, 11/03/27	610,000	622,834
4.38%, 03/14/28	625,000	639,750
3.50%, 09/18/29	600,000	595,776
5.75%, 05/07/34 (a)(b)(j)	215,000	213,992
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (c)(d)	290,000	274,413
Asian Development Bank
4.25%, 01/09/26	1,100,000	1,104,378
0.50%, 02/04/26	1,150,000	1,099,457
1.00%, 04/14/26	1,755,000	1,681,641
2.00%, 04/24/26	540,000	525,128
4.88%, 05/21/26	775,000	788,322
1.75%, 08/14/26	25,000	24,132
2.63%, 01/12/27	500,000	488,585
4.13%, 01/12/27	500,000	505,115
1.50%, 01/20/27	1,275,000	1,214,552
3.13%, 08/20/27	700,000	690,473
2.50%, 11/02/27	1,088,000	1,052,150
2.75%, 01/19/28	690,000	671,163
3.75%, 04/25/28	1,000,000	1,003,640
1.25%, 06/09/28	300,000	275,739
5.82%, 06/16/28	525,000	562,784
4.50%, 08/25/28	925,000	953,351
3.13%, 09/26/28	70,000	68,806
4.38%, 03/06/29	785,000	808,636
1.88%, 03/15/29	550,000	510,439
4.95%, 04/12/29 (a)	160,000	162,418
3.63%, 08/28/29	500,000	499,835
1.75%, 09/19/29	1,150,000	1,051,686
1.88%, 01/24/30	1,200,000	1,097,436
0.75%, 10/08/30	1,000,000	843,280
1.50%, 03/04/31	530,000	463,040
3.13%, 04/27/32	200,000	191,764
3.88%, 09/28/32	500,000	503,980
4.00%, 01/12/33	355,000	358,625
3.88%, 06/14/33	175,000	175,158
4.13%, 01/12/34	650,000	662,155
Asian Infrastructure Investment Bank
0.50%, 01/27/26	1,240,000	1,185,341
4.88%, 09/14/26	500,000	510,585
3.75%, 09/14/27	550,000	551,271
4.00%, 01/18/28	775,000	783,564
4.13%, 01/18/29	750,000	763,845
4.25%, 03/13/34	250,000	256,870
Corp. Andina de Fomento
5.25%, 11/21/25	450,000	454,532
2.25%, 02/08/27	375,000	359,933
6.00%, 04/26/27	500,000	523,825
5.00%, 01/24/29	500,000	517,265

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Council of Europe Development Bank
3.75%, 05/25/26	300,000	299,832
0.88%, 09/22/26	525,000	496,771
4.13%, 01/24/29	500,000	509,010
European Bank for Reconstruction & Development
0.50%, 11/25/25	760,000	730,276
0.50%, 01/28/26	850,000	812,642
4.38%, 03/09/28	750,000	767,970
4.13%, 01/25/29	375,000	381,739
4.25%, 03/13/34	745,000	765,048
European Investment Bank
0.38%, 12/15/25	90,000	86,245
0.38%, 03/26/26	1,525,000	1,448,811
2.13%, 04/13/26	955,000	931,020
0.75%, 10/26/26	670,000	630,973
1.38%, 03/15/27	1,655,000	1,567,633
4.38%, 03/19/27	1,300,000	1,322,854
2.38%, 05/24/27	667,000	646,023
0.63%, 10/21/27	225,000	205,778
3.25%, 11/15/27	2,150,000	2,127,317
3.88%, 03/15/28	1,125,000	1,134,225
4.50%, 10/16/28	1,000,000	1,033,290
4.00%, 02/15/29	750,000	761,107
1.75%, 03/15/29	1,075,000	992,504
4.75%, 06/15/29	1,675,000	1,755,015
1.63%, 10/09/29	230,000	209,015
3.75%, 11/15/29	1,000,000	1,005,100
0.88%, 05/17/30	755,000	648,756
3.63%, 07/15/30	1,200,000	1,197,360
0.75%, 09/23/30	300,000	253,764
1.25%, 02/14/31	1,400,000	1,206,982
1.63%, 05/13/31	520,000	457,293
4.38%, 10/10/31	1,250,000	1,298,725
3.75%, 02/14/33	1,625,000	1,614,340
4.13%, 02/13/34	1,000,000	1,018,850
4.88%, 02/15/36	330,000	358,179
Inter-American Development Bank
0.88%, 04/20/26	1,525,000	1,457,442
2.00%, 06/02/26	775,000	752,765
2.00%, 07/23/26	700,000	678,370
1.50%, 01/13/27	775,000	738,544
4.38%, 02/01/27	555,000	563,564
2.38%, 07/07/27	1,305,000	1,261,452
0.63%, 09/16/27	775,000	710,226
1.13%, 07/20/28	1,025,000	934,779
3.13%, 09/18/28	1,950,000	1,914,549
4.13%, 02/15/29	825,000	841,063
2.25%, 06/18/29	1,425,000	1,339,300
3.50%, 09/14/29	750,000	744,922
1.13%, 01/13/31	725,000	620,042
3.50%, 04/12/33	750,000	729,922
4.50%, 09/13/33	525,000	549,323
4.38%, 07/17/34	35,000	36,285
3.88%, 10/28/41	150,000	141,470
3.20%, 08/07/42	360,000	309,211
4.38%, 01/24/44	450,000	449,708
Inter-American Investment Corp.
4.13%, 02/15/28	650,000	658,229
4.25%, 02/14/29	300,000	306,228
International Bank for Reconstruction & Development
0.50%, 10/28/25	2,310,000	2,224,207
3.13%, 11/20/25	530,000	524,965
4.75%, 04/10/26	850,000	861,645
0.88%, 07/15/26	800,000	760,960
4.00%, 08/27/26	750,000	754,065
1.88%, 10/27/26	395,000	380,650
3.13%, 06/15/27	1,025,000	1,011,849
2.50%, 11/22/27	1,040,000	1,005,514
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 11/24/27	1,900,000	1,740,723
1.38%, 04/20/28	1,585,000	1,467,694
3.50%, 07/12/28	1,000,000	995,730
4.63%, 08/01/28	960,000	993,926
1.13%, 09/13/28	1,075,000	976,949
3.63%, 09/21/29	815,000	814,193
1.75%, 10/23/29	1,050,000	958,650
3.88%, 02/14/30	1,250,000	1,262,462
0.88%, 05/14/30	2,000,000	1,717,920
4.00%, 07/25/30	850,000	863,821
0.75%, 08/26/30	1,200,000	1,014,636
4.00%, 01/10/31	1,000,000	1,014,830
1.25%, 02/10/31	1,225,000	1,053,831
4.50%, 04/10/31	850,000	887,153
1.63%, 11/03/31	1,385,000	1,202,554
2.50%, 03/29/32	1,000,000	919,850
4.75%, 11/14/33	775,000	826,134
5.10%, 04/05/34 (a)	350,000	357,833
5.75%, 05/02/34 (a)	25,000	25,649
3.88%, 08/28/34	1,000,000	996,430
4.50%, 08/28/34 (a)	50,000	50,161
4.75%, 02/15/35	750,000	799,170
International Finance Corp.
2.13%, 04/07/26	50,000	48,739
0.75%, 10/08/26	825,000	777,884
4.38%, 01/15/27	500,000	507,415
4.50%, 07/13/28	500,000	516,080
0.75%, 08/27/30	1,200,000	1,016,244
Nordic Investment Bank
0.50%, 01/21/26	300,000	286,908
3.38%, 09/08/27	200,000	198,486
4.38%, 03/14/28	1,000,000	1,023,050
		107,802,199
Total Government Related (Cost $389,229,428)		369,437,479

SECURITIZED 27.2% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,927,412
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	114,617	113,063
4.26%, 06/01/38	175,000	170,832
4.45%, 12/01/49	400,000	371,684
4.67%, 12/01/53	325,000	309,055
		964,634
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	210,009	201,116
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/39	175,000	149,191
PG&E Energy Recovery Funding LLC
2.82%, 07/15/48	100,000	75,225

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PG&E Wildfire Recovery Funding LLC
4.38%, 06/03/41	150,000	146,553
5.10%, 06/01/54	315,000	319,196
		891,281
		3,783,327

Commercial Mortgage-Backed Security 1.9%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	972,069
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	568,664
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	971,835
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	736,371
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	627,532
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,135,259
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,941,416
Series 2023-C20, Class C20
5.58%, 07/15/56 (a)	3,642,858	3,907,236
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,757,811
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,417,202
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,520,997
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	986,429
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,585,511
BMO Mortgage Trust
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	7,500,000	8,128,355
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,627,540
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	5,267,291
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	980,078
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,561,883
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	29,041	29,041
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	588,731
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,431,425
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	484,559
COMM Mortgage Trust
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	13,021	13,021
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	743,797
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	395,926
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	434,916
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	493,917
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	2,700,000	2,666,217
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	98,807
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	296,501
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	2,061,574
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	100,000	98,231
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
5.20%, 02/25/31 (a)	1,000,000	1,059,505
2.45%, 04/25/32 (a)	2,060,000	1,842,846
Series K046, Class A2
3.21%, 03/25/25 (a)	910,229	902,768
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	936,187
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	294,468
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	734,342
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	731,369
Series K061, Class A2
3.35%, 11/25/26 (a)(k)	510,129	503,392
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	254,580
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	105,211
Series K070, Class A2
3.30%, 11/25/27 (a)(k)	308,000	302,475
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,678,414
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,477,851
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	8,089,615
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,179,131
Series K083, Class A2
4.05%, 09/25/28 (a)(k)	2,100,000	2,107,777
Series K084, Class A2
3.78%, 10/25/28 (a)(k)	2,000,000	1,985,029
Series K085, Class A2
4.06%, 10/25/28 (a)(k)	900,000	902,424
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,543,375
Series K088, Class A2
3.69%, 01/25/29 (a)	2,600,000	2,574,754
Series K089, Class A2
3.56%, 01/25/29 (a)	2,990,000	2,946,097
Series K091, Class A2
3.51%, 03/25/29 (a)	800,000	785,903
Series K098, Class A2
2.43%, 08/25/29 (a)	500,000	467,021
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	754,262
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,068,374
Series K112, Class A2
1.31%, 05/25/30 (a)	2,000,000	1,734,376

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K126, Class A2
2.07%, 01/25/31 (a)	1,500,000	1,340,066
Series K130, Class A2
1.72%, 06/25/31 (a)	3,500,000	3,035,225
Series K131, Class A2
1.85%, 07/25/31 (a)	1,000,000	873,405
Series K132, Class A2
2.02%, 08/25/31 (a)	1,000,000	878,344
Series K149, Class A2
3.53%, 08/25/32 (a)	3,185,000	3,059,325
Series K150, Class A2
3.71%, 09/25/32 (a)	1,600,000	1,554,796
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	481,928
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,337,333
Series K153, Class A2
3.82%, 12/25/32 (a)(k)	4,200,000	4,108,150
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,718,826
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	811,209
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,693,002
Series K157, Class A2
4.20%, 05/25/33 (a)	400,000	401,267
Series K733, Class A2
3.75%, 08/25/25 (a)(k)	1,393,770	1,383,317
Series K735, Class A2
2.86%, 05/25/26 (a)	96,814	94,939
Series K742, Class A2
1.76%, 03/25/28 (a)	700,000	652,145
Series KS03, Class A4
3.16%, 05/25/25 (a)(k)	198,246	196,824
Federal National Mortgage Association-ACES
Series 2015-M13, Class A2
2.79%, 06/25/25 (a)(k)	99,104	97,875
Series 2015-M3, Class A2
2.72%, 10/25/24 (a)	204,545	204,545
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	1,989,169	1,939,255
GS Mortgage Securities Trust
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	356,929
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,234,752
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	540,531	533,499
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	1,000,000	990,778
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,137,239
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	93,000	91,965
Series 2015-C24, Class ASB
3.48%, 05/15/48 (a)	141,471	140,541
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	393,886
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	242,353
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,264,147
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,628,259
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,695,967
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,496,556
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,305,000	1,267,154
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	463,998
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	946,531	937,492
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	716,115
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,188,128	1,176,045
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,483,989
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	492,299
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,158,206	1,142,111
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	1,970,277
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	145,392
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,509,929
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	1,939,096
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,332,785
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,480,790
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,229,589	1,213,437
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	966,379
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,748,078
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	750,742
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	688,794
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,603,791
		163,589,028

Mortgage-Backed Securities Pass-Through 25.3%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36 (a)	449,919	391,880
1.50%, 08/01/35 to 08/01/51 (a)	60,778,651	50,716,338
2.00%, 01/01/28 to 03/01/52 (a)	249,589,472	210,504,267
2.50%, 04/01/27 to 05/01/52 (a)	156,068,587	136,846,716
3.00%, 08/01/26 to 06/01/53 (a)	82,323,363	75,723,584
3.50%, 01/01/26 to 02/01/53 (a)	51,265,748	48,633,244
4.00%, 04/01/26 to 10/01/52 (a)	27,035,483	26,460,068
4.50%, 05/01/34 to 09/01/52 (a)	14,008,299	14,022,240
5.00%, 11/01/33 to 06/01/53 (a)	16,897,004	17,121,911
5.50%, 04/01/25 to 04/01/54 (a)	45,536,441	46,321,884
6.00%, 07/01/33 to 07/01/54 (a)	22,425,229	23,148,957
6.50%, 12/01/33 to 05/01/54 (a)	20,561,317	21,311,384
7.00%, 12/01/53 to 01/01/54 (a)	6,214,067	6,460,467

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	1,190,738	1,042,336
1.50%, 09/01/35 to 04/01/51 (a)	48,741,686	41,311,169
2.00%, 04/01/28 to 05/01/52 (a)	261,461,169	222,032,208
2.50%, 07/01/27 to 05/01/52 (a)	190,827,421	167,969,911
3.00%, 12/01/25 to 06/01/52 (a)	112,819,578	103,868,359
3.50%, 10/01/25 to 07/01/52 (a)	72,223,531	68,762,592
4.00%, 02/01/26 to 07/01/52 (a)	51,181,053	50,144,753
4.50%, 12/01/24 to 09/01/52 (a)	31,439,670	31,418,593
5.00%, 09/01/33 to 04/01/54 (a)	41,505,752	41,800,227
5.50%, 07/01/29 to 08/01/54 (a)	47,023,386	47,950,348
6.00%, 04/01/35 to 09/01/54 (a)	66,073,032	67,904,325
6.50%, 08/01/34 to 08/01/54 (a)	31,002,625	32,125,785
7.00%, 10/01/53 to 07/01/54 (a)	6,164,785	6,417,834
7.50%, 12/01/53 to 01/01/54 (a)	1,291,719	1,349,049
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	1,329,872	1,090,689
2.00%, 04/20/36 to 05/20/52 (a)	97,744,635	82,971,776
2.50%, 03/20/27 to 06/20/52 (a)	101,743,298	89,711,913
3.00%, 01/20/27 to 06/20/52 (a)	74,262,622	68,204,385
3.50%, 09/20/32 to 08/20/52 (a)	56,903,206	54,061,835
4.00%, 06/15/39 to 09/20/52 (a)	31,157,506	30,486,336
4.50%, 01/20/39 to 04/20/54 (a)	27,903,237	27,787,266
5.00%, 03/20/33 to 08/20/54 (a)	35,860,904	36,052,626
5.50%, 10/20/33 to 09/20/54 (a)	40,392,965	40,834,316
6.00%, 10/15/36 to 09/20/54 (a)	32,358,739	32,961,205
6.50%, 01/20/53 to 08/20/54 (a)	16,316,557	16,689,671
7.00%, 01/20/53 to 09/20/54 (a)	4,674,282	4,793,409
7.50%, 12/20/53 (a)	479,308	494,910
Government National Mortgage Association, TBA
4.00%, 10/20/52 (a)(l)	6,500,000	6,285,107
4.50%, 10/20/52 (a)(l)	7,000,000	6,909,427
Uniform Mortgage-Backed Security, TBA
3.00%, 10/12/53 (a)(l)	4,000,000	3,590,076
3.50%, 10/12/53 (a)(l)	8,000,000	7,452,408
4.00%, 10/12/53 (a)(l)	26,000,000	24,975,249
4.50%, 10/13/52 (a)(l)	27,000,000	26,553,123
5.00%, 10/12/53 (a)(l)	18,000,000	17,989,561
		2,141,655,717
Total Securitized (Cost $2,494,432,740)		2,309,028,072

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (m)	150,279,377	150,279,377
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (m)(n)	8,414,615	8,414,615
		158,693,992
Total Short-Term Investments (Cost $158,693,992)		158,693,992
Total Investments in Securities (Cost $8,859,377,802)		8,563,198,755

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $8,206,706.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $21,950,266 or 0.3% of net assets.

(e)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon security.
(j)	Perpetual security with no stated maturity date. Maturity date represents next call date.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/24	FACE AMOUNT AT 9/30/24	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.00%, 03/10/25	$73,087	$9,768	($83,140 )	($1,579 )	$1,812	$52	$—	$—	$613
4.20%, 03/24/25	158,246	—	(158,144)	(5,508)	6,424	(1,018)	—	—	1,699
3.63%, 04/01/25	98,256	—	(98,251)	(3,233)	3,973	(745)	—	—	1,218
3.85%, 05/21/25	196,460	—	(196,926)	(6,113)	8,165	(1,586)	—	—	3,251
3.45%, 02/13/26	72,745	14,835	—	—	2,510	(1,083)	89,007	90,000	1,961
0.90%, 03/11/26	298,113	23,702	—	—	12,010	(272)	333,553	350,000	2,209
1.15%, 05/13/26	238,505	—	—	—	9,279	246	248,030	260,000	2,243
5.88%, 08/24/26	256,543	—	—	—	822	(45)	257,320	250,000	11,016
3.20%, 03/02/27	167,095	9,686	—	—	6,306	(2,203)	180,884	185,000	4,242
2.45%, 03/03/27	372,683	—	—	—	9,816	1,713	384,212	400,000	7,350
3.30%, 04/01/27	167,094	33,989	—	—	7,355	(2,604)	205,834	210,000	4,440
3.20%, 01/25/28	165,327	—	—	—	5,652	(977)	170,002	175,000	4,200
2.00%, 03/20/28	298,637	—	—	—	13,728	(195)	312,170	335,000	5,025
4.00%, 02/01/29	145,831	19,496	—	—	5,984	(1,993)	169,318	170,000	4,628
5.64%, 05/19/29	308,395	25,494	—	—	5,676	(18)	339,547	325,000	13,477
3.25%, 05/22/29	145,464	—	—	—	4,282	(678)	149,068	155,000	3,778
2.75%, 10/01/29	112,709	—	—	—	4,514	(667)	116,556	125,000	2,578
6.20%, 11/17/29	315,410	51,952	—	—	7,978	(1,159)	374,181	350,000	16,170
4.63%, 03/22/30	130,740	10,100	—	—	4,080	(1,710)	143,210	140,000	4,570
1.65%, 03/11/31	161,500	12,649	—	—	7,349	768	182,266	215,000	2,490
2.30%, 05/13/31	167,286	—	—	—	9,850	(348)	176,788	200,000	3,450
1.95%, 12/01/31	185,212	4,053	—	—	10,741	374	200,380	235,000	3,392
2.90%, 03/03/32	215,881	8,937	—	—	8,165	637	233,620	260,000	5,458
5.85%, 05/19/34	361,466	26,674	—	—	13,915	(306)	401,749	375,000	15,454
6.14%, 08/24/34	369,850	27,415	—	—	13,113	(34)	410,344	375,000	16,170
Total	$5,182,535	$278,750	($536,461 )	($16,433 )	$183,499	($13,851 )	$5,078,039		$141,082

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$2,052,615,493	$—	$2,052,615,493
Treasuries [1]	—	3,673,423,719	—	3,673,423,719
Government Related [1]	—	369,437,479	—	369,437,479
Securitized [1]	—	2,309,028,072	—	2,309,028,072
Short-Term Investments [1]	158,693,992	—	—	158,693,992
Total	$158,693,992	$8,404,504,763	$—	$8,563,198,755

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of September 30, 2024 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.7% OF NET ASSETS

Financial Institutions 43.2%
Banking 33.0%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	149,907
7.10%, 11/15/27 (a)	140,000	148,478
2.20%, 11/02/28 (a)	120,000	107,986
6.99%, 06/13/29 (a)(b)	150,000	158,670
6.85%, 01/03/30 (a)(b)	155,000	163,807
American Express Co.
4.20%, 11/06/25 (a)	135,000	135,085
4.90%, 02/13/26 (a)	225,000	226,969
3.13%, 05/20/26 (a)	80,000	78,718
6.34%, 10/30/26 (a)(b)	175,000	178,532
1.65%, 11/04/26 (a)	215,000	204,508
2.55%, 03/04/27 (a)	325,000	313,784
5.65%, 04/23/27 (a)(b)	235,000	239,653
3.30%, 05/03/27 (a)	330,000	323,796
5.39%, 07/28/27 (a)(b)	220,000	224,532
5.85%, 11/05/27 (a)	275,000	289,014
5.10%, 02/16/28 (a)(b)	335,000	341,543
5.04%, 07/26/28 (a)(b)	235,000	240,264
4.05%, 05/03/29 (a)	100,000	100,227
5.28%, 07/27/29 (a)(b)	300,000	310,932
5.53%, 04/25/30 (a)(b)	190,000	199,196
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	98,737
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	50,000	51,360
Australia & New Zealand Banking Group Ltd.
5.09%, 12/08/25	250,000	252,855
5.00%, 03/18/26	275,000	278,572
4.75%, 01/18/27	250,000	254,150
4.90%, 07/16/27	250,000	256,370
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	209,204
5.38%, 03/13/29	200,000	207,826
Banco Santander SA
5.18%, 11/19/25	200,000	200,550
1.85%, 03/25/26	200,000	192,332
4.25%, 04/11/27	400,000	398,424
5.29%, 08/18/27	200,000	204,688
1.72%, 09/14/27 (a)(b)	200,000	189,548
6.53%, 11/07/27 (a)(b)	200,000	208,798
3.80%, 02/23/28	200,000	195,684
5.55%, 03/14/28 (a)(b)	200,000	204,472
4.18%, 03/24/28 (a)(b)	400,000	396,500
4.38%, 04/12/28	200,000	199,274
5.37%, 07/15/28 (a)(b)	200,000	204,776
5.59%, 08/08/28	200,000	208,478
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.61%, 11/07/28	200,000	217,096
3.31%, 06/27/29	200,000	191,382
5.54%, 03/14/30 (a)(b)	200,000	206,966
Bank of America Corp.
4.45%, 03/03/26	340,000	340,510
3.50%, 04/19/26	400,000	396,264
6.22%, 09/15/26	100,000	103,886
4.25%, 10/22/26	365,000	364,825
1.20%, 10/24/26 (a)(b)	435,000	420,110
5.08%, 01/20/27 (a)(b)	510,000	514,330
1.66%, 03/11/27 (a)(b)	535,000	514,338
3.56%, 04/23/27 (a)(b)	450,000	444,780
1.73%, 07/22/27 (a)(b)	985,000	940,842
5.93%, 09/15/27 (a)(b)	295,000	303,953
3.25%, 10/21/27 (a)	425,000	415,607
4.18%, 11/25/27 (a)	365,000	364,263
3.82%, 01/20/28 (a)(b)	425,000	420,482
2.55%, 02/04/28 (a)(b)	410,000	393,961
3.71%, 04/24/28 (a)(b)	365,000	359,806
4.38%, 04/27/28 (a)(b)	385,000	385,782
3.59%, 07/21/28 (a)(b)	355,000	348,574
4.95%, 07/22/28 (a)(b)	535,000	544,523
6.20%, 11/10/28 (a)(b)	350,000	369,603
3.42%, 12/20/28 (a)(b)	995,000	968,404
3.97%, 03/05/29 (a)(b)	455,000	449,663
5.20%, 04/25/29 (a)(b)	600,000	617,016
2.09%, 06/14/29 (a)(b)	525,000	485,053
4.27%, 07/23/29 (a)(b)	500,000	498,895
5.82%, 09/15/29 (a)(b)	470,000	494,727
3.97%, 02/07/30 (a)(b)	510,000	501,070
3.19%, 07/23/30 (a)(b)	400,000	378,836
Bank of America NA
5.53%, 08/18/26 (a)	365,000	374,800
Bank of Montreal
5.30%, 06/05/26	285,000	290,435
1.25%, 09/15/26	305,000	288,893
5.27%, 12/11/26	235,000	240,607
0.95%, 01/22/27 (a)(b)	215,000	205,499
2.65%, 03/08/27	265,000	256,321
4.70%, 09/14/27 (a)	150,000	152,655
5.20%, 02/01/28 (a)	200,000	206,282
5.72%, 09/25/28 (a)	175,000	184,532
4.64%, 09/10/30 (a)(b)	150,000	151,641
3.80%, 12/15/32 (a)(b)	225,000	218,853
Bank of New York Mellon Corp.
3.95%, 11/18/25 (a)	85,000	84,713
0.75%, 01/28/26 (a)	125,000	119,613
2.80%, 05/04/26 (a)	150,000	147,150
2.45%, 08/17/26 (a)	165,000	160,702
1.05%, 10/15/26 (a)	100,000	94,383
2.05%, 01/26/27 (a)	100,000	95,808
4.95%, 04/26/27 (a)(b)	295,000	297,977
3.25%, 05/16/27 (a)	175,000	171,817

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 01/29/28 (a)	105,000	102,834
3.44%, 02/07/28 (a)(b)	180,000	177,356
3.85%, 04/28/28	200,000	198,856
3.99%, 06/13/28 (a)(b)	135,000	134,455
5.80%, 10/25/28 (a)(b)	215,000	225,477
3.00%, 10/30/28 (a)	140,000	133,615
4.54%, 02/01/29 (a)(b)	150,000	151,821
3.85%, 04/26/29 (a)	120,000	119,110
6.32%, 10/25/29 (a)(b)	150,000	161,432
4.98%, 03/14/30 (a)(b)	180,000	185,848
4.60%, 07/26/30 (a)(b)	105,000	106,580
Bank of Nova Scotia
4.50%, 12/16/25	245,000	244,493
4.75%, 02/02/26	200,000	201,346
1.05%, 03/02/26	105,000	100,577
1.35%, 06/24/26	150,000	143,318
2.70%, 08/03/26	245,000	238,949
1.30%, 09/15/26	180,000	170,590
5.35%, 12/07/26	125,000	128,180
1.95%, 02/02/27	150,000	142,809
2.95%, 03/11/27	160,000	155,696
5.40%, 06/04/27	185,000	190,877
5.25%, 06/12/28	160,000	165,712
4.40%, 09/08/28 (a)(b)	100,000	100,392
5.45%, 08/01/29	100,000	104,693
Bank OZK
2.75%, 10/01/31 (a)(b)	100,000	81,943
BankUnited, Inc.
4.88%, 11/17/25 (a)	160,000	159,387
Barclays PLC
4.38%, 01/12/26	455,000	454,368
5.20%, 05/12/26	375,000	377,587
7.33%, 11/02/26 (a)(b)	270,000	277,166
5.83%, 05/09/27 (a)(b)	375,000	382,335
6.50%, 09/13/27 (a)(b)	250,000	259,065
2.28%, 11/24/27 (a)(b)	330,000	314,790
4.34%, 01/10/28 (a)	245,000	243,550
5.67%, 03/12/28 (a)(b)	210,000	215,775
4.84%, 05/09/28 (a)	300,000	300,258
5.50%, 08/09/28 (a)(b)	300,000	307,836
7.39%, 11/02/28 (a)(b)	260,000	280,925
4.97%, 05/16/29 (a)(b)	310,000	313,596
6.49%, 09/13/29 (a)(b)	230,000	245,560
5.69%, 03/12/30 (a)(b)	300,000	312,177
5.09%, 06/20/30 (a)(b)	350,000	351,393
4.94%, 09/10/30 (a)(b)	275,000	277,546
BPCE SA
3.38%, 12/02/26	250,000	245,880
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	175,000	168,992
1.25%, 06/22/26	150,000	142,994
5.93%, 10/02/26	100,000	103,360
3.45%, 04/07/27 (a)	195,000	191,673
5.24%, 06/28/27	200,000	205,512
5.00%, 04/28/28 (a)	205,000	210,072
5.99%, 10/03/28 (a)	125,000	132,885
5.26%, 04/08/29 (a)	200,000	207,892
4.63%, 09/11/30 (a)(b)	200,000	201,428
Capital One Financial Corp.
4.20%, 10/29/25 (a)	300,000	297,915
3.75%, 07/28/26 (a)	285,000	281,150
3.75%, 03/09/27 (a)	250,000	246,890
3.65%, 05/11/27 (a)	175,000	172,109
7.15%, 10/29/27 (a)(b)	165,000	173,969
1.88%, 11/02/27 (a)(b)	245,000	232,855
3.80%, 01/31/28 (a)	245,000	239,909
4.93%, 05/10/28 (a)(b)	210,000	212,537
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.47%, 02/01/29 (a)(b)	195,000	199,980
6.31%, 06/08/29 (a)(b)	250,000	263,417
5.70%, 02/01/30 (a)(b)	150,000	155,487
3.27%, 03/01/30 (a)(b)	255,000	239,924
5.25%, 07/26/30 (a)(b)	130,000	132,428
5.46%, 07/26/30 (a)(b)	175,000	179,734
Citibank NA
5.44%, 04/30/26 (a)	375,000	382,519
5.49%, 12/04/26 (a)	300,000	308,727
5.80%, 09/29/28 (a)	470,000	497,674
4.84%, 08/06/29 (a)	275,000	281,493
Citigroup, Inc.
3.70%, 01/12/26	300,000	298,089
4.60%, 03/09/26	300,000	300,825
3.40%, 05/01/26	300,000	296,253
3.20%, 10/21/26 (a)	570,000	558,435
4.30%, 11/20/26	225,000	224,802
1.12%, 01/28/27 (a)(b)	450,000	430,587
1.46%, 06/09/27 (a)(b)	455,000	433,697
4.45%, 09/29/27	655,000	655,910
3.89%, 01/10/28 (a)(b)	550,000	544,621
6.63%, 01/15/28	75,000	80,389
3.07%, 02/24/28 (a)(b)	450,000	437,431
4.66%, 05/24/28 (a)(b)	385,000	388,080
3.67%, 07/24/28 (a)(b)	550,000	540,347
4.13%, 07/25/28	350,000	347,018
3.52%, 10/27/28 (a)(b)	415,000	405,293
4.08%, 04/23/29 (a)(b)	300,000	297,150
5.17%, 02/13/30 (a)(b)	515,000	528,812
3.98%, 03/20/30 (a)(b)	380,000	372,358
4.54%, 09/19/30 (a)(b)	500,000	500,805
Citizens Bank NA
3.75%, 02/18/26 (a)	300,000	296,313
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	135,000	134,235
2.85%, 07/27/26 (a)	85,000	82,391
5.84%, 01/23/30 (a)(b)	185,000	192,559
Comerica, Inc.
4.00%, 02/01/29 (a)	100,000	96,864
5.98%, 01/30/30 (a)(b)	190,000	195,879
Commonwealth Bank of Australia
5.32%, 03/13/26	255,000	259,751
Cooperatieve Rabobank UA
4.38%, 08/04/25	40,000	39,816
3.75%, 07/21/26	285,000	280,816
5.50%, 10/05/26	250,000	257,170
5.04%, 03/05/27	250,000	255,865
Deutsche Bank AG
4.10%, 01/13/26	140,000	138,881
1.69%, 03/19/26	215,000	207,221
2.13%, 11/24/26 (a)(b)	200,000	193,774
7.15%, 07/13/27 (a)(b)	200,000	208,330
5.37%, 09/09/27	150,000	154,554
2.31%, 11/16/27 (a)(b)	250,000	237,873
2.55%, 01/07/28 (a)(b)	280,000	266,935
5.71%, 02/08/28 (a)(b)	150,000	153,236
6.72%, 01/18/29 (a)(b)	295,000	312,367
5.41%, 05/10/29	170,000	176,679
6.82%, 11/20/29 (a)(b)	250,000	269,077
5.00%, 09/11/30 (a)(b)	200,000	201,208
4.88%, 12/01/32 (a)(b)	200,000	197,468
Discover Bank
3.45%, 07/27/26 (a)	250,000	244,963
Discover Financial Services
4.50%, 01/30/26 (a)	165,000	164,863
4.10%, 02/09/27 (a)	215,000	213,205

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fifth Third Bancorp
2.55%, 05/05/27 (a)	100,000	95,870
1.71%, 11/01/27 (a)(b)	125,000	118,385
3.95%, 03/14/28 (a)	165,000	163,241
4.06%, 04/25/28 (a)(b)	35,000	34,630
6.36%, 10/27/28 (a)(b)	155,000	163,341
6.34%, 07/27/29 (a)(b)	240,000	255,194
4.77%, 07/28/30 (a)(b)	200,000	201,700
4.90%, 09/06/30 (a)(b)	100,000	101,312
Fifth Third Bank NA
3.85%, 03/15/26 (a)	200,000	198,000
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	85,000	89,077
Goldman Sachs Bank USA
5.28%, 03/18/27 (a)(b)	385,000	390,105
5.41%, 05/21/27 (a)(b)	505,000	513,439
Goldman Sachs Group, Inc.
4.25%, 10/21/25	475,000	473,390
3.75%, 02/25/26 (a)	200,000	198,726
3.50%, 11/16/26 (a)	450,000	443,308
1.09%, 12/09/26 (a)(b)	355,000	340,598
5.95%, 01/15/27	120,000	124,386
3.85%, 01/26/27 (a)	535,000	530,319
1.43%, 03/09/27 (a)(b)	500,000	478,485
4.39%, 06/15/27 (a)(b)	170,000	170,449
1.54%, 09/10/27 (a)(b)	540,000	511,925
1.95%, 10/21/27 (a)(b)	720,000	686,549
2.64%, 02/24/28 (a)(b)	480,000	461,554
3.62%, 03/15/28 (a)(b)	500,000	492,060
3.69%, 06/05/28 (a)(b)	385,000	379,036
4.48%, 08/23/28 (a)(b)	430,000	432,339
3.81%, 04/23/29 (a)(b)	435,000	426,648
4.22%, 05/01/29 (a)(b)	600,000	596,640
6.48%, 10/24/29 (a)(b)	500,000	538,655
5.73%, 04/25/30 (a)(b)	530,000	557,231
5.05%, 07/23/30 (a)(b)	530,000	543,897
HSBC Holdings PLC
4.30%, 03/08/26	285,000	284,558
3.90%, 05/25/26	200,000	198,484
7.34%, 11/03/26 (a)(b)	345,000	354,981
4.38%, 11/23/26	305,000	303,856
1.59%, 05/24/27 (a)(b)	200,000	190,896
5.89%, 08/14/27 (a)(b)	440,000	452,223
2.25%, 11/22/27 (a)(b)	200,000	190,944
4.04%, 03/13/28 (a)(b)	205,000	202,968
5.60%, 05/17/28 (a)(b)	360,000	370,008
4.76%, 06/09/28 (a)(b)	350,000	352,607
5.21%, 08/11/28 (a)(b)	430,000	438,884
2.01%, 09/22/28 (a)(b)	350,000	326,725
7.39%, 11/03/28 (a)(b)	400,000	433,084
6.16%, 03/09/29 (a)(b)	350,000	368,665
4.58%, 06/19/29 (a)(b)	440,000	440,554
2.21%, 08/17/29 (a)(b)	395,000	362,436
5.55%, 03/04/30 (a)(b)	400,000	415,600
3.97%, 05/22/30 (a)(b)	425,000	414,366
HSBC USA, Inc.
5.29%, 03/04/27	245,000	251,179
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	60,000	60,134
6.21%, 08/21/29 (a)(b)	210,000	222,251
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	250,352
ING Groep NV
3.95%, 03/29/27	275,000	272,863
1.73%, 04/01/27 (a)(b)	200,000	191,962
6.08%, 09/11/27 (a)(b)	270,000	278,470
4.02%, 03/28/28 (a)(b)	255,000	253,126
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 04/09/29	335,000	331,295
5.34%, 03/19/30 (a)(b)	345,000	357,310
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	400,000	395,164
3.20%, 06/15/26 (a)	335,000	330,323
2.95%, 10/01/26 (a)	505,000	494,915
7.63%, 10/15/26	100,000	106,803
1.05%, 11/19/26 (a)(b)	450,000	432,634
4.13%, 12/15/26	325,000	325,003
3.96%, 01/29/27 (a)(b)	380,000	377,944
1.04%, 02/04/27 (a)(b)	350,000	334,635
1.58%, 04/22/27 (a)(b)	405,000	388,282
8.00%, 04/29/27	85,000	93,225
1.47%, 09/22/27 (a)(b)	525,000	497,553
4.25%, 10/01/27	305,000	307,226
6.07%, 10/22/27 (a)(b)	420,000	435,443
3.63%, 12/01/27 (a)	180,000	177,269
5.04%, 01/23/28 (a)(b)	455,000	462,821
3.78%, 02/01/28 (a)(b)	475,000	469,894
2.95%, 02/24/28 (a)(b)	345,000	334,653
5.57%, 04/22/28 (a)(b)	480,000	495,058
4.32%, 04/26/28 (a)(b)	515,000	516,282
3.54%, 05/01/28 (a)(b)	425,000	417,477
2.18%, 06/01/28 (a)(b)	265,000	251,405
4.98%, 07/22/28 (a)(b)	395,000	402,880
4.85%, 07/25/28 (a)(b)	650,000	662,083
3.51%, 01/23/29 (a)(b)	390,000	380,948
4.01%, 04/23/29 (a)(b)	405,000	400,990
2.07%, 06/01/29 (a)(b)	325,000	300,843
4.20%, 07/23/29 (a)(b)	435,000	433,638
5.30%, 07/24/29 (a)(b)	425,000	439,888
6.09%, 10/23/29 (a)(b)	385,000	410,479
4.45%, 12/05/29 (a)(b)	485,000	487,469
5.01%, 01/23/30 (a)(b)	435,000	446,362
5.58%, 04/22/30 (a)(b)	495,000	520,077
3.70%, 05/06/30 (a)(b)	435,000	423,342
4.57%, 06/14/30 (a)(b)	300,000	302,712
5.00%, 07/22/30 (a)(b)	480,000	493,339
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	425,000	434,626
KeyBank NA
3.40%, 05/20/26	250,000	244,325
5.85%, 11/15/27 (a)	250,000	259,272
KeyCorp
4.15%, 10/29/25	105,000	104,473
2.25%, 04/06/27	160,000	151,574
4.10%, 04/30/28	100,000	98,525
Lloyds Banking Group PLC
4.58%, 12/10/25	375,000	373,860
4.65%, 03/24/26	220,000	219,615
3.75%, 01/11/27	210,000	207,730
1.63%, 05/11/27 (a)(b)	250,000	239,028
5.46%, 01/05/28 (a)(b)	275,000	281,267
3.75%, 03/18/28 (a)(b)	200,000	197,076
4.38%, 03/22/28	200,000	199,792
4.55%, 08/16/28	300,000	301,920
3.57%, 11/07/28 (a)(b)	350,000	341,124
5.87%, 03/06/29 (a)(b)	200,000	208,738
5.72%, 06/05/30 (a)(b)	265,000	277,855
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	50,000	50,079
7.41%, 10/30/29 (a)(b)	200,000	219,148
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (a)	295,000	294,823
3.40%, 08/17/27	75,000	72,943
4.70%, 01/27/28 (a)	250,000	251,325

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	530,000	526,778
2.76%, 09/13/26	200,000	194,708
3.68%, 02/22/27	200,000	198,188
1.54%, 07/20/27 (a)(b)	300,000	285,678
3.29%, 07/25/27	200,000	196,054
2.34%, 01/19/28 (a)(b)	345,000	330,279
4.08%, 04/19/28 (a)(b)	205,000	203,946
5.02%, 07/20/28 (a)(b)	270,000	275,584
5.35%, 09/13/28 (a)(b)	200,000	206,080
5.42%, 02/22/29 (a)(b)	275,000	284,454
3.74%, 03/07/29	325,000	319,884
5.24%, 04/19/29 (a)(b)	200,000	206,004
3.20%, 07/18/29	250,000	238,233
5.26%, 04/17/30 (a)(b)	225,000	232,873
Mizuho Financial Group, Inc.
2.84%, 09/13/26	200,000	195,138
1.23%, 05/22/27 (a)(b)	200,000	190,068
1.55%, 07/09/27 (a)(b)	200,000	190,448
3.17%, 09/11/27	200,000	194,188
5.41%, 09/13/28 (a)(b)	200,000	206,354
5.67%, 05/27/29 (a)(b)	250,000	260,475
5.78%, 07/06/29 (a)(b)	250,000	261,450
4.25%, 09/11/29 (a)(b)	200,000	198,520
5.38%, 05/26/30 (a)(b)	210,000	217,999
5.38%, 07/10/30 (a)(b)	220,000	228,210
3.15%, 07/16/30 (a)(b)	200,000	188,272
Morgan Stanley
5.00%, 11/24/25	350,000	351,841
3.88%, 01/27/26	530,000	527,790
3.13%, 07/27/26	560,000	550,206
6.25%, 08/09/26	130,000	134,835
4.35%, 09/08/26	325,000	325,907
6.14%, 10/16/26 (a)(b)	190,000	193,074
0.99%, 12/10/26 (a)(b)	395,000	378,521
3.63%, 01/20/27	510,000	505,446
5.05%, 01/28/27 (a)(b)	250,000	252,467
3.95%, 04/23/27	320,000	316,890
1.59%, 05/04/27 (a)(b)	630,000	603,187
1.51%, 07/20/27 (a)(b)	500,000	475,630
2.48%, 01/21/28 (a)(b)	440,000	422,690
5.65%, 04/13/28 (a)(b)	250,000	258,252
4.21%, 04/20/28 (a)(b)	420,000	419,404
3.59%, 07/22/28 (a)	450,000	440,959
6.30%, 10/18/28 (a)(b)	375,000	396,679
3.77%, 01/24/29 (a)(b)	560,000	550,950
5.12%, 02/01/29 (a)(b)	475,000	487,150
5.16%, 04/20/29 (a)(b)	515,000	529,435
5.45%, 07/20/29 (a)(b)	350,000	363,727
6.41%, 11/01/29 (a)(b)	380,000	408,629
5.17%, 01/16/30 (a)(b)	400,000	412,552
4.43%, 01/23/30 (a)(b)	510,000	511,362
5.66%, 04/18/30 (a)(b)	470,000	494,708
5.04%, 07/19/30 (a)(b)	430,000	441,941
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	300,000	302,841
5.88%, 10/30/26 (a)	325,000	336,755
4.95%, 01/14/28 (a)(b)	325,000	329,982
5.50%, 05/26/28 (a)(b)	405,000	417,907
National Australia Bank Ltd.
2.50%, 07/12/26	300,000	292,494
3.91%, 06/09/27	250,000	249,630
5.09%, 06/11/27	250,000	257,020
4.94%, 01/12/28	250,000	256,480
4.90%, 06/13/28	250,000	256,812
4.79%, 01/10/29	250,000	256,777
National Bank of Canada
5.60%, 12/18/28	250,000	261,497
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NatWest Group PLC
4.80%, 04/05/26	200,000	201,056
7.47%, 11/10/26 (a)(b)	200,000	205,970
5.85%, 03/02/27 (a)(b)	200,000	203,606
1.64%, 06/14/27 (a)(b)	200,000	190,756
5.58%, 03/01/28 (a)(b)	200,000	205,214
3.07%, 05/22/28 (a)(b)	215,000	207,896
5.52%, 09/30/28 (a)(b)	200,000	206,474
4.89%, 05/18/29 (a)(b)	320,000	323,459
5.81%, 09/13/29 (a)(b)	200,000	209,516
5.08%, 01/27/30 (a)(b)	325,000	331,224
4.45%, 05/08/30 (a)(b)	200,000	198,748
4.96%, 08/15/30 (a)(b)	200,000	203,228
6.48%, 06/01/34 (a)(b)	235,000	247,549
Northern Trust Corp.
3.95%, 10/30/25	110,000	109,627
4.00%, 05/10/27 (a)	230,000	230,350
3.15%, 05/03/29 (a)	80,000	77,193
3.38%, 05/08/32 (a)(b)	70,000	68,201
PNC Bank NA
3.10%, 10/25/27 (a)	260,000	252,294
4.05%, 07/26/28	300,000	298,164
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	185,000	180,061
1.15%, 08/13/26 (a)	150,000	142,056
4.76%, 01/26/27 (a)(b)	205,000	205,847
3.15%, 05/19/27 (a)	130,000	126,825
6.62%, 10/20/27 (a)(b)	175,000	182,957
5.30%, 01/21/28 (a)(b)	200,000	204,712
5.35%, 12/02/28 (a)(b)	170,000	175,800
3.45%, 04/23/29 (a)	350,000	340,193
5.58%, 06/12/29 (a)(b)	500,000	520,470
5.49%, 05/14/30 (a)(b)	325,000	339,735
Regions Financial Corp.
1.80%, 08/12/28 (a)	215,000	194,296
5.72%, 06/06/30 (a)(b)	125,000	129,574
Royal Bank of Canada
4.88%, 01/12/26	195,000	197,003
0.88%, 01/20/26	150,000	143,976
4.65%, 01/27/26	285,000	285,653
1.20%, 04/27/26	310,000	296,887
1.15%, 07/14/26	150,000	142,557
5.20%, 07/20/26	215,000	219,610
1.40%, 11/02/26	150,000	142,238
4.88%, 01/19/27	200,000	203,784
2.05%, 01/21/27	120,000	114,942
3.63%, 05/04/27	200,000	198,174
4.24%, 08/03/27	255,000	256,627
6.00%, 11/01/27	220,000	232,239
4.90%, 01/12/28	165,000	168,904
5.20%, 08/01/28	175,000	181,865
4.95%, 02/01/29	175,000	180,495
4.97%, 08/02/30 (a)(b)	225,000	230,987
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(c)	150,000	145,988
6.12%, 05/31/27 (a)(b)	50,000	51,081
4.40%, 07/13/27 (a)	170,000	169,599
2.49%, 01/06/28 (a)(b)	190,000	180,202
6.50%, 03/09/29 (a)(b)	175,000	183,346
6.57%, 06/12/29 (a)(b)	110,000	115,490
6.17%, 01/09/30 (a)(b)	200,000	208,904
5.35%, 09/06/30 (a)(b)	200,000	202,280
Santander U.K. Group Holdings PLC
6.83%, 11/21/26 (a)(b)	260,000	265,613
2.47%, 01/11/28 (a)(b)	200,000	190,512
3.82%, 11/03/28 (a)(b)	210,000	205,485

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.53%, 01/10/29 (a)(b)	205,000	217,302
4.86%, 09/11/30 (a)(b)	200,000	201,670
State Street Corp.
2.65%, 05/19/26	150,000	146,813
5.27%, 08/03/26 (a)	305,000	311,789
5.75%, 11/04/26 (a)(b)	80,000	81,098
4.99%, 03/18/27 (a)	150,000	153,590
1.68%, 11/18/27 (a)(b)	140,000	133,063
2.20%, 02/07/28 (a)(b)	125,000	119,630
5.82%, 11/04/28 (a)(b)	100,000	105,149
4.53%, 02/20/29 (a)(b)	100,000	100,995
5.68%, 11/21/29 (a)(b)	175,000	184,748
4.14%, 12/03/29 (a)(b)	95,000	94,801
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26	250,000	239,518
5.46%, 01/13/26	390,000	395,452
3.78%, 03/09/26	300,000	297,984
2.63%, 07/14/26	200,000	194,644
1.40%, 09/17/26	375,000	355,481
3.01%, 10/19/26	300,000	292,884
3.45%, 01/11/27	275,000	270,597
3.36%, 07/12/27	350,000	342,737
3.35%, 10/18/27	225,000	219,645
5.52%, 01/13/28	300,000	311,229
3.54%, 01/17/28	235,000	229,673
5.80%, 07/13/28	200,000	210,378
3.94%, 07/19/28	200,000	197,962
5.72%, 09/14/28	225,000	236,311
1.90%, 09/17/28	310,000	282,993
5.32%, 07/09/29	200,000	208,180
3.04%, 07/16/29	450,000	424,183
Synchrony Financial
3.70%, 08/04/26 (a)	300,000	294,573
3.95%, 12/01/27 (a)	250,000	242,873
5.15%, 03/19/29 (a)	125,000	124,928
5.94%, 08/02/30 (a)(b)	75,000	77,136
Toronto-Dominion Bank
0.75%, 01/06/26	225,000	215,656
5.10%, 01/09/26	120,000	121,361
1.20%, 06/03/26	260,000	247,965
5.53%, 07/17/26	300,000	307,725
1.25%, 09/10/26	270,000	256,287
1.95%, 01/12/27	150,000	143,795
2.80%, 03/10/27	260,000	252,223
4.98%, 04/05/27	100,000	102,087
4.11%, 06/08/27	330,000	330,106
4.69%, 09/15/27	240,000	243,893
5.16%, 01/10/28	195,000	200,918
5.52%, 07/17/28	200,000	209,258
4.99%, 04/05/29	150,000	154,638
3.63%, 09/15/31 (a)(b)	250,000	245,513
5.15%, 09/10/34 (a)(b)	175,000	177,098
Truist Bank
4.05%, 11/03/25 (a)	100,000	99,717
3.30%, 05/15/26 (a)	200,000	196,486
3.80%, 10/30/26 (a)	250,000	247,283
Truist Financial Corp.
5.90%, 10/28/26 (a)(b)	110,000	111,494
1.27%, 03/02/27 (a)(b)	175,000	166,927
6.05%, 06/08/27 (a)(b)	225,000	231,035
1.13%, 08/03/27 (a)	100,000	91,949
4.12%, 06/06/28 (a)(b)	150,000	148,995
4.87%, 01/26/29 (a)(b)	250,000	252,737
3.88%, 03/19/29 (a)	50,000	48,832
1.89%, 06/07/29 (a)(b)	290,000	265,338
7.16%, 10/30/29 (a)(b)	325,000	356,515
5.44%, 01/24/30 (a)(b)	225,000	232,985
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. Bancorp
3.95%, 11/17/25 (a)	100,000	99,756
3.10%, 04/27/26 (a)	215,000	211,164
2.38%, 07/22/26 (a)	275,000	267,613
5.73%, 10/21/26 (a)(b)	245,000	248,092
3.15%, 04/27/27 (a)	250,000	245,140
2.22%, 01/27/28 (a)(b)	260,000	248,323
3.90%, 04/26/28 (a)	100,000	99,132
4.55%, 07/22/28 (a)(b)	330,000	332,554
4.65%, 02/01/29 (a)(b)	340,000	343,356
5.78%, 06/12/29 (a)(b)	340,000	356,395
3.00%, 07/30/29 (a)	185,000	173,867
5.38%, 01/23/30 (a)(b)	200,000	207,700
5.10%, 07/23/30 (a)(b)	200,000	205,978
UBS AG
1.25%, 08/07/26	365,000	346,586
5.00%, 07/09/27	250,000	255,617
7.50%, 02/15/28	480,000	527,338
5.65%, 09/11/28	250,000	262,367
UBS Group AG
4.55%, 04/17/26	430,000	431,157
Wachovia Corp.
7.57%, 08/01/26 (d)	45,000	47,469
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	48,340
Wells Fargo & Co.
3.00%, 04/22/26	575,000	564,943
4.10%, 06/03/26	350,000	348,925
3.00%, 10/23/26	535,000	523,086
3.20%, 06/17/27 (a)(b)	430,000	422,036
4.30%, 07/22/27	430,000	431,010
3.53%, 03/24/28 (a)(b)	790,000	775,322
5.71%, 04/22/28 (a)(b)	540,000	557,863
3.58%, 05/22/28 (a)(b)	545,000	534,569
2.39%, 06/02/28 (a)(b)	640,000	608,634
4.81%, 07/25/28 (a)(b)	515,000	521,170
4.15%, 01/24/29 (a)	375,000	373,924
5.57%, 07/25/29 (a)(b)	780,000	811,879
6.30%, 10/23/29 (a)(b)	485,000	518,969
5.20%, 01/23/30 (a)(b)	470,000	484,636
Wells Fargo Bank NA
4.81%, 01/15/26 (a)	320,000	322,461
5.45%, 08/07/26 (a)	440,000	450,701
5.25%, 12/11/26 (a)	455,000	466,530
Westpac Banking Corp.
5.51%, 11/17/25	200,000	203,026
5.20%, 04/16/26	100,000	101,832
2.85%, 05/13/26	275,000	270,044
1.15%, 06/03/26	250,000	238,483
2.70%, 08/19/26	120,000	117,314
3.35%, 03/08/27	200,000	197,302
4.04%, 08/26/27	150,000	150,434
5.46%, 11/18/27	260,000	270,881
3.40%, 01/25/28	195,000	191,172
5.54%, 11/17/28	175,000	185,068
1.95%, 11/20/28	210,000	193,456
5.05%, 04/16/29	200,000	207,868
4.32%, 11/23/31 (a)(b)	250,000	248,250
4.11%, 07/24/34 (a)(b)	200,000	193,436
		152,860,524
Brokerage/Asset Managers/Exchanges 1.5%
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	95,000	92,902
5.70%, 12/15/28 (a)	100,000	105,908

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ARES Management Corp.
6.38%, 11/10/28 (a)	75,000	80,737
BGC Group, Inc.
8.00%, 05/25/28 (a)	80,000	86,229
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	125,000	127,877
4.70%, 03/14/29 (a)	100,000	102,923
BlackRock, Inc.
3.20%, 03/15/27	120,000	118,303
3.25%, 04/30/29 (a)	210,000	203,952
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	200,000	199,904
3.90%, 01/25/28 (a)	190,000	187,515
4.85%, 03/29/29 (a)	150,000	152,920
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	130,000	128,634
Charles Schwab Corp.
3.45%, 02/13/26 (a)(e)	50,000	49,449
0.90%, 03/11/26 (a)(e)	180,000	171,542
1.15%, 05/13/26 (a)(e)	155,000	147,864
5.88%, 08/24/26 (a)(e)	150,000	154,392
3.20%, 03/02/27 (a)(e)	105,000	102,664
2.45%, 03/03/27 (a)(e)	260,000	249,738
3.30%, 04/01/27 (a)(e)	105,000	102,917
3.20%, 01/25/28 (a)(e)	90,000	87,430
2.00%, 03/20/28 (a)(e)	180,000	167,733
4.00%, 02/01/29 (a)(e)	85,000	84,659
5.64%, 05/19/29 (a)(b)(e)	175,000	182,833
3.25%, 05/22/29 (a)(e)	90,000	86,556
6.20%, 11/17/29 (a)(b)(e)	205,000	219,163
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	99,482
Eaton Vance Corp.
3.50%, 04/06/27 (a)	65,000	64,009
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (a)	185,000	183,973
3.10%, 09/15/27 (a)	75,000	73,105
4.00%, 09/15/27 (a)	265,000	265,453
3.63%, 09/01/28 (a)	175,000	171,405
3.75%, 09/21/28 (a)	100,000	98,693
4.35%, 06/15/29 (a)	225,000	226,962
Invesco Finance PLC
3.75%, 01/15/26	115,000	114,151
Jefferies Financial Group, Inc.
4.85%, 01/15/27	155,000	156,924
5.88%, 07/21/28 (a)	200,000	208,862
Lazard Group LLC
3.63%, 03/01/27 (a)	50,000	49,014
4.50%, 09/19/28 (a)	75,000	74,647
4.38%, 03/11/29 (a)	100,000	99,161
Legg Mason, Inc.
4.75%, 03/15/26	90,000	90,606
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	80,000	81,837
6.75%, 11/17/28 (a)	125,000	134,441
Nasdaq, Inc.
3.85%, 06/30/26 (a)	100,000	99,391
5.35%, 06/28/28 (a)	160,000	166,248
Nomura Holdings, Inc.
1.65%, 07/14/26	200,000	190,294
2.33%, 01/22/27	300,000	285,657
5.39%, 07/06/27	200,000	204,496
6.07%, 07/12/28	200,000	210,416
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.17%, 07/14/28	225,000	206,253
5.61%, 07/06/29	200,000	208,702
		7,158,926
Finance Companies 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 10/01/25 (a)	165,000	164,677
1.75%, 01/30/26 (a)	250,000	240,995
4.45%, 04/03/26 (a)	155,000	154,710
2.45%, 10/29/26 (a)	500,000	480,420
6.10%, 01/15/27 (a)	225,000	233,219
6.45%, 04/15/27 (a)	200,000	209,676
3.65%, 07/21/27 (a)	195,000	191,309
3.88%, 01/23/28 (a)	100,000	98,360
5.75%, 06/06/28 (a)	235,000	245,065
3.00%, 10/29/28 (a)	600,000	567,006
5.10%, 01/19/29 (a)	195,000	199,657
4.63%, 09/10/29 (a)	150,000	150,180
Air Lease Corp.
2.88%, 01/15/26 (a)	180,000	176,332
3.75%, 06/01/26 (a)	125,000	123,654
5.30%, 06/25/26	100,000	101,694
1.88%, 08/15/26 (a)	200,000	191,118
2.20%, 01/15/27 (a)	155,000	147,686
3.63%, 04/01/27 (a)	100,000	98,490
3.63%, 12/01/27 (a)	100,000	97,836
5.85%, 12/15/27 (a)	100,000	104,350
5.30%, 02/01/28 (a)	135,000	138,725
2.10%, 09/01/28 (a)	110,000	100,709
4.63%, 10/01/28 (a)	100,000	100,410
5.10%, 03/01/29 (a)	100,000	102,426
Aircastle Ltd.
4.25%, 06/15/26 (a)	100,000	99,319
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(c)	175,000	181,963
Ares Capital Corp.
5.88%, 03/01/29 (a)	175,000	179,238
5.95%, 07/15/29 (a)	170,000	174,743
ARES Capital Corp.
3.88%, 01/15/26 (a)	220,000	216,898
2.15%, 07/15/26 (a)	175,000	166,490
7.00%, 01/15/27	205,000	213,448
2.88%, 06/15/27 (a)	50,000	47,331
2.88%, 06/15/28 (a)	210,000	193,784
ARES Strategic Income Fund
6.35%, 08/15/29 (a)(c)	125,000	127,826
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	75,000	72,316
2.55%, 10/13/26 (a)	25,000	23,684
Barings BDC, Inc.
3.30%, 11/23/26 (a)	50,000	47,728
7.00%, 02/15/29 (a)	55,000	57,643
BGC Group, Inc.
6.60%, 06/10/29 (a)(c)	100,000	103,490
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	75,000	72,445
6.95%, 05/30/29 (a)	50,000	51,024
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	225,000	212,773
3.25%, 03/15/27 (a)	200,000	190,626
7.30%, 11/27/28 (a)(c)	75,000	79,875
4.00%, 01/15/29 (a)	100,000	95,262
5.95%, 07/16/29 (a)(c)	100,000	101,802
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	147,012
2.75%, 09/16/26 (a)	100,000	95,646

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/27 (a)	100,000	93,382
5.88%, 11/15/27 (a)	75,000	76,293
2.85%, 09/30/28 (a)	100,000	91,314
Blue Owl Capital Corp.
4.25%, 01/15/26 (a)	95,000	93,948
3.40%, 07/15/26 (a)	180,000	174,303
8.45%, 11/15/26 (a)(c)	60,000	63,098
2.63%, 01/15/27 (a)	65,000	61,372
3.13%, 04/13/27 (a)	50,000	47,341
2.88%, 06/11/28 (a)	145,000	132,914
5.95%, 03/15/29 (a)	110,000	112,354
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	75,000	71,680
4.70%, 02/08/27 (a)	130,000	127,618
7.75%, 09/16/27 (a)	100,000	105,365
7.95%, 06/13/28 (a)	95,000	101,671
7.75%, 01/15/29 (a)	75,000	80,098
6.60%, 09/15/29 (a)(c)	100,000	102,637
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	90,000	83,956
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (a)(c)	120,000	120,604
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)(c)	50,000	51,293
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	175,000	170,660
2.63%, 01/15/27 (a)	65,000	61,183
3.25%, 07/15/27 (a)	95,000	90,030
3.13%, 10/12/28 (a)	135,000	122,722
7.88%, 01/15/29 (a)	50,000	53,809
6.88%, 08/15/29 (a)	100,000	104,110
GATX Corp.
3.25%, 09/15/26 (a)	75,000	73,415
5.40%, 03/15/27 (a)	90,000	92,383
3.50%, 03/15/28 (a)	75,000	72,565
4.55%, 11/07/28 (a)	75,000	75,505
4.70%, 04/01/29 (a)	75,000	75,706
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	75,000	73,152
6.38%, 03/11/27	105,000	108,357
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	100,000	94,988
2.05%, 02/15/27 (a)	60,000	55,471
7.05%, 12/05/28 (a)	85,000	89,685
6.00%, 07/15/29 (a)	130,000	132,353
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)(c)	100,000	99,659
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	71,017
3.38%, 01/20/27 (a)	65,000	61,938
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(c)	100,000	103,617
6.25%, 09/30/29 (a)(c)	75,000	76,385
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	95,851
6.50%, 06/04/27 (a)	50,000	51,153
6.95%, 03/01/29 (a)	55,000	57,434
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	74,606
6.15%, 05/17/29 (a)(c)	55,000	55,746
New Mountain Finance Corp.
6.20%, 10/15/27	50,000	49,880
6.88%, 02/01/29 (a)	50,000	50,707
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	55,000	51,535
7.10%, 02/15/29 (a)	50,000	52,055
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)(c)	50,000	54,116
6.50%, 07/23/29 (a)(c)	50,000	50,812
Prospect Capital Corp.
3.71%, 01/22/26 (a)	75,000	72,721
3.36%, 11/15/26 (a)	50,000	46,600
3.44%, 10/15/28 (a)(f)	50,000	43,603
Sixth Street Lending Partners
6.50%, 03/11/29 (a)(c)	125,000	128,290
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	50,000	47,774
6.95%, 08/14/28 (a)	65,000	68,592
6.13%, 03/01/29 (a)	50,000	51,391
		12,223,887
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	46,261
ORIX Corp.
3.70%, 07/18/27	60,000	58,997
5.00%, 09/13/27	100,000	101,791
4.65%, 09/10/29	150,000	150,813
		357,862
Insurance 3.1%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	199,802
Aflac, Inc.
1.13%, 03/15/26 (a)	110,000	105,236
2.88%, 10/15/26 (a)	90,000	87,949
Allstate Corp.
0.75%, 12/15/25 (a)	100,000	95,878
3.28%, 12/15/26 (a)	100,000	98,332
5.05%, 06/24/29 (a)	75,000	77,384
American International Group, Inc.
4.20%, 04/01/28 (a)	60,000	59,908
5.75%, 04/01/48 (a)(b)	125,000	125,867
American National Group, Inc.
5.00%, 06/15/27 (a)	75,000	75,510
Aon Corp.
8.21%, 01/01/27	100,000	107,937
4.50%, 12/15/28 (a)	15,000	15,107
3.75%, 05/02/29 (a)	100,000	97,669
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	105,000	101,926
Aon Global Ltd.
3.88%, 12/15/25 (a)	100,000	99,638
Aon North America, Inc.
5.13%, 03/01/27 (a)	120,000	122,821
5.15%, 03/01/29 (a)	190,000	196,319
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	99,500
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	75,647
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	70,000	74,331
Athene Holding Ltd.
4.13%, 01/12/28 (a)	165,000	162,878
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	97,261

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	145,341
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	405,000	400,359
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	120,000	117,443
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	15,000	15,070
Centene Corp.
4.25%, 12/15/27 (a)	410,000	403,030
2.45%, 07/15/28 (a)	375,000	345,641
Chubb INA Holdings LLC
3.35%, 05/03/26 (a)	305,000	301,462
4.65%, 08/15/29 (a)	140,000	143,336
Cincinnati Financial Corp.
6.92%, 05/15/28	50,000	54,676
CNA Financial Corp.
4.50%, 03/01/26 (a)	75,000	75,071
3.45%, 08/15/27 (a)	100,000	97,896
3.90%, 05/01/29 (a)	75,000	73,622
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	75,971
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	175,000	172,200
3.85%, 04/05/29 (a)	150,000	146,274
6.88%, 12/15/52 (a)(b)	180,000	186,395
Elevance Health, Inc.
4.90%, 02/08/26 (a)	140,000	140,022
1.50%, 03/15/26 (a)	125,000	120,275
3.65%, 12/01/27 (a)	330,000	325,561
4.10%, 03/01/28 (a)	200,000	199,286
5.15%, 06/15/29 (a)	100,000	103,813
2.88%, 09/15/29 (a)	100,000	93,860
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	125,000	129,921
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	85,000	79,727
Enstar Group Ltd.
4.95%, 06/01/29 (a)	75,000	75,441
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	280,000	279,068
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	104,367
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	80,000	84,513
6.50%, 06/04/29 (a)	75,000	77,259
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	101,250
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	60,000	60,272
Globe Life, Inc.
4.55%, 09/15/28 (a)	75,000	75,081
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	75,000	74,924
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	125,000	116,521
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	60,000	65,176
Humana, Inc.
5.70%, 03/13/26 (a)	65,000	65,062
1.35%, 02/03/27 (a)	175,000	163,616
3.95%, 03/15/27 (a)	135,000	133,850
5.75%, 03/01/28 (a)	75,000	78,285
5.75%, 12/01/28 (a)	75,000	78,907
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 03/23/29 (a)	175,000	170,347
3.13%, 08/15/29 (a)	75,000	70,838
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	75,000	76,176
Lincoln National Corp.
3.63%, 12/12/26 (a)	55,000	54,304
3.80%, 03/01/28 (a)	100,000	98,230
Loews Corp.
3.75%, 04/01/26 (a)	50,000	49,755
Manulife Financial Corp.
4.15%, 03/04/26	175,000	174,660
2.48%, 05/19/27 (a)	50,000	48,086
4.06%, 02/24/32 (a)(b)	175,000	172,709
Markel Group, Inc.
3.50%, 11/01/27 (a)	110,000	107,546
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	65,000	64,619
4.38%, 03/15/29 (a)	330,000	333,673
Mercury General Corp.
4.40%, 03/15/27 (a)	110,000	108,943
MetLife, Inc.
3.60%, 11/13/25 (a)	75,000	74,471
MGIC Investment Corp.
5.25%, 08/15/28 (a)	145,000	144,102
Munich Re America Corp.
7.45%, 12/15/26	50,000	53,435
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	75,000	77,232
Old Republic International Corp.
3.88%, 08/26/26 (a)	155,000	153,526
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	97,068
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	95,000	92,701
Progressive Corp.
2.45%, 01/15/27	100,000	96,671
2.50%, 03/15/27 (a)	75,000	72,365
4.00%, 03/01/29 (a)	75,000	74,871
6.63%, 03/01/29	70,000	77,144
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	125,000	120,610
4.50%, 09/15/47 (a)(b)(f)	165,000	162,944
5.70%, 09/15/48 (a)(b)	200,000	203,002
Radian Group, Inc.
4.88%, 03/15/27 (a)	115,000	115,327
6.20%, 05/15/29 (a)	100,000	104,619
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	60,000	59,705
3.90%, 05/15/29 (a)	100,000	97,819
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	120,000	117,516
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	48,531
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	75,000	78,776
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	125,000	124,719
UnitedHealth Group, Inc.
5.15%, 10/15/25	130,000	131,378
3.70%, 12/15/25	75,000	74,697
1.25%, 01/15/26	135,000	130,321
3.10%, 03/15/26	100,000	98,775
1.15%, 05/15/26 (a)	200,000	191,270
4.75%, 07/15/26	125,000	126,882

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 01/15/27	165,000	163,398
4.60%, 04/15/27 (a)	140,000	142,580
3.70%, 05/15/27 (a)	110,000	109,512
2.95%, 10/15/27	185,000	180,162
5.25%, 02/15/28 (a)	120,000	124,908
3.85%, 06/15/28	250,000	249,002
3.88%, 12/15/28	180,000	179,005
4.25%, 01/15/29 (a)	200,000	201,750
4.70%, 04/15/29 (a)	75,000	76,951
4.00%, 05/15/29 (a)	165,000	164,683
2.88%, 08/15/29	175,000	166,078
Unum Group
4.00%, 06/15/29 (a)	75,000	73,553
Voya Financial, Inc.
3.65%, 06/15/26	50,000	49,411
4.70%, 01/23/48 (a)(b)	70,000	63,773
Willis North America, Inc.
4.65%, 06/15/27 (a)	95,000	95,836
4.50%, 09/15/28 (a)	100,000	100,095
2.95%, 09/15/29 (a)	125,000	116,087
		14,543,891
REITs 2.9%
Agree LP
2.00%, 06/15/28 (a)	60,000	54,891
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	150,000	149,613
3.95%, 01/15/27 (a)	95,000	94,055
3.95%, 01/15/28 (a)	75,000	73,979
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	99,161
4.90%, 02/15/29 (a)	50,000	50,531
AvalonBay Communities, Inc.
3.50%, 11/15/25 (a)	50,000	49,575
2.95%, 05/11/26 (a)	125,000	122,635
3.35%, 05/15/27 (a)	75,000	73,603
3.20%, 01/15/28 (a)	50,000	48,484
1.90%, 12/01/28 (a)	50,000	45,697
3.30%, 06/01/29 (a)	115,000	110,664
Boston Properties LP
3.65%, 02/01/26 (a)	170,000	167,600
2.75%, 10/01/26 (a)	165,000	159,080
6.75%, 12/01/27 (a)	190,000	200,950
4.50%, 12/01/28 (a)	175,000	172,753
3.40%, 06/21/29 (a)	125,000	117,000
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	145,000	144,204
3.90%, 03/15/27 (a)	50,000	49,233
2.25%, 04/01/28 (a)	10,000	9,229
4.13%, 05/15/29 (a)	225,000	220,441
Camden Property Trust
5.85%, 11/03/26 (a)	95,000	98,304
4.10%, 10/15/28 (a)	75,000	74,665
3.15%, 07/01/29 (a)	100,000	95,423
COPT Defense Properties LP
2.25%, 03/15/26 (a)	75,000	72,455
2.00%, 01/15/29 (a)	75,000	66,684
CubeSmart LP
4.00%, 11/15/25 (a)	50,000	49,667
3.13%, 09/01/26 (a)	50,000	48,822
2.25%, 12/15/28 (a)	100,000	92,057
4.38%, 02/15/29 (a)	50,000	49,752
Digital Realty Trust LP
3.70%, 08/15/27 (a)	175,000	172,622
5.55%, 01/15/28 (a)	140,000	144,990
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 07/15/28 (a)	100,000	100,294
3.60%, 07/01/29 (a)	150,000	145,092
DOC Dr. LLC
4.30%, 03/15/27 (a)	90,000	89,931
3.95%, 01/15/28 (a)	50,000	49,286
EPR Properties
4.75%, 12/15/26 (a)	25,000	24,921
4.50%, 06/01/27 (a)	125,000	123,356
4.95%, 04/15/28 (a)	75,000	74,386
3.75%, 08/15/29 (a)	100,000	93,569
ERP Operating LP
3.25%, 08/01/27 (a)	140,000	136,762
3.50%, 03/01/28 (a)	125,000	122,160
4.15%, 12/01/28 (a)	50,000	49,918
3.00%, 07/01/29 (a)	145,000	137,169
Essex Portfolio LP
3.63%, 05/01/27 (a)	75,000	73,789
1.70%, 03/01/28 (a)	125,000	114,517
4.00%, 03/01/29 (a)	75,000	73,685
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	98,741
3.88%, 12/15/27 (a)	175,000	172,837
5.70%, 04/01/28 (a)	95,000	98,936
3.90%, 04/01/29 (a)	55,000	53,746
Federal Realty OP LP
1.25%, 02/15/26 (a)	100,000	95,670
5.38%, 05/01/28 (a)	95,000	97,615
3.20%, 06/15/29 (a)	100,000	94,541
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	98,370
3.75%, 07/01/27 (a)	75,000	73,475
Healthpeak OP LLC
3.25%, 07/15/26 (a)	50,000	49,149
1.35%, 02/01/27 (a)	95,000	88,919
2.13%, 12/01/28 (a)	85,000	77,875
3.50%, 07/15/29 (a)	190,000	182,510
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	48,915
4.13%, 03/15/28 (a)	50,000	48,590
4.20%, 04/15/29 (a)	65,000	62,837
Host Hotels & Resorts LP
4.50%, 02/01/26 (a)	50,000	49,883
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	75,000	68,780
Kilroy Realty LP
4.38%, 10/01/25 (a)	75,000	74,634
4.75%, 12/15/28 (a)	130,000	129,120
4.25%, 08/15/29 (a)	50,000	47,923
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	125,000	121,292
1.90%, 03/01/28 (a)	75,000	69,209
Kite Realty Group LP
4.00%, 10/01/26 (a)	70,000	69,119
LXP Industrial Trust
6.75%, 11/15/28 (a)	50,000	53,551
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	99,537
1.10%, 09/15/26 (a)	95,000	89,650
3.60%, 06/01/27 (a)	50,000	49,351
4.20%, 06/15/28 (a)	100,000	99,781
3.95%, 03/15/29 (a)	100,000	98,950
NNN REIT, Inc.
4.00%, 11/15/25 (a)	75,000	74,527
3.50%, 10/15/27 (a)	100,000	97,791
4.30%, 10/15/28 (a)	50,000	49,758

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	100,419
4.50%, 04/01/27 (a)	125,000	124,445
4.75%, 01/15/28 (a)	75,000	74,881
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	120,000	134,290
6.88%, 07/15/29 (a)	50,000	52,654
Prologis LP
3.25%, 06/30/26 (a)	75,000	74,011
3.25%, 10/01/26 (a)	100,000	98,470
2.13%, 04/15/27 (a)	75,000	71,549
3.38%, 12/15/27 (a)	100,000	98,044
4.88%, 06/15/28 (a)	120,000	123,122
3.88%, 09/15/28 (a)	135,000	133,804
Public Storage Operating Co.
0.88%, 02/15/26 (a)	100,000	95,699
1.50%, 11/09/26 (a)	100,000	94,941
3.09%, 09/15/27 (a)	100,000	97,595
1.85%, 05/01/28 (a)	145,000	134,303
1.95%, 11/09/28 (a)	60,000	55,205
5.13%, 01/15/29 (a)	50,000	52,175
3.39%, 05/01/29 (a)	155,000	150,767
Realty Income Corp.
4.63%, 11/01/25 (a)	75,000	75,218
5.05%, 01/13/26 (a)	95,000	95,074
0.75%, 03/15/26 (a)	120,000	113,870
4.88%, 06/01/26 (a)	115,000	115,997
4.13%, 10/15/26 (a)	100,000	99,923
3.00%, 01/15/27 (a)	140,000	136,360
3.95%, 08/15/27 (a)	100,000	99,471
3.40%, 01/15/28 (a)	100,000	97,592
3.65%, 01/15/28 (a)	75,000	73,675
2.10%, 03/15/28 (a)	105,000	97,759
2.20%, 06/15/28 (a)	75,000	69,683
4.70%, 12/15/28 (a)	50,000	50,797
4.75%, 02/15/29 (a)	75,000	76,443
3.25%, 06/15/29 (a)	75,000	71,611
4.00%, 07/15/29 (a)	75,000	73,858
Regency Centers LP
3.60%, 02/01/27 (a)	125,000	123,049
2.95%, 09/15/29 (a)	100,000	93,649
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	50,000	53,737
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	65,000	66,067
Sabra Health Care LP
5.13%, 08/15/26 (a)	75,000	75,508
Simon Property Group LP
3.30%, 01/15/26 (a)	125,000	123,569
3.25%, 11/30/26 (a)	90,000	88,494
1.38%, 01/15/27 (a)	100,000	94,149
3.38%, 06/15/27 (a)	160,000	157,562
3.38%, 12/01/27 (a)	135,000	132,443
1.75%, 02/01/28 (a)	175,000	162,178
2.45%, 09/13/29 (a)	200,000	183,744
Store Capital LLC
4.50%, 03/15/28 (a)	50,000	49,105
4.63%, 03/15/29 (a)	50,000	49,016
Sun Communities Operating LP
2.30%, 11/01/28 (a)	60,000	54,809
5.50%, 01/15/29 (a)	90,000	92,704
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	48,514
3.88%, 07/15/27 (a)	50,000	48,994
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UDR, Inc.
2.95%, 09/01/26 (a)	75,000	72,844
3.50%, 07/01/27 (a)	100,000	97,652
Ventas Realty LP
4.13%, 01/15/26 (a)	100,000	99,557
3.25%, 10/15/26 (a)	100,000	97,747
4.00%, 03/01/28 (a)	100,000	98,699
4.40%, 01/15/29 (a)	160,000	159,627
Welltower OP LLC
4.25%, 04/01/26 (a)	100,000	99,912
2.70%, 02/15/27 (a)	75,000	72,850
4.25%, 04/15/28 (a)	220,000	220,306
2.05%, 01/15/29 (a)	75,000	68,425
4.13%, 03/15/29 (a)	100,000	99,353
WP Carey, Inc.
4.25%, 10/01/26 (a)	75,000	74,716
3.85%, 07/15/29 (a)	50,000	48,637
		13,494,557
		200,639,647

Industrial 49.2%
Basic Industry 1.9%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	70,000	68,172
1.85%, 05/15/27 (a)	115,000	109,318
4.60%, 02/08/29 (a)	135,000	138,372
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	100,522
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	188,886
ArcelorMittal SA
4.55%, 03/11/26	75,000	74,977
6.55%, 11/29/27 (a)	230,000	244,198
4.25%, 07/16/29 (f)	110,000	109,425
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	180,000	181,715
6.42%, 03/01/26	90,000	92,655
5.25%, 09/08/26	135,000	138,001
4.75%, 02/28/28 (a)	155,000	158,275
5.10%, 09/08/28 (a)	105,000	108,631
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (a)	50,000	47,177
6.17%, 07/15/27 (a)	315,000	326,620
6.35%, 11/15/28 (a)	210,000	222,010
6.33%, 07/15/29 (a)	165,000	175,042
Dow Chemical Co.
4.80%, 11/30/28 (a)	150,000	153,277
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	305,000	304,396
4.73%, 11/15/28 (a)	385,000	392,658
Eastman Chemical Co.
4.50%, 12/01/28 (a)	50,000	50,319
5.00%, 08/01/29 (a)	75,000	76,775
Ecolab, Inc.
2.70%, 11/01/26 (a)	100,000	97,484
1.65%, 02/01/27 (a)	110,000	104,617
3.25%, 12/01/27 (a)	110,000	107,639
5.25%, 01/15/28 (a)	105,000	109,310
EIDP, Inc.
4.50%, 05/15/26 (a)	135,000	135,882
FMC Corp.
5.15%, 05/18/26 (a)	65,000	65,665
3.20%, 10/01/26 (a)	120,000	117,168

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	90,000	90,496
4.13%, 03/01/28 (a)	160,000	158,067
4.38%, 08/01/28 (a)	50,000	49,677
Huntsman International LLC
4.50%, 05/01/29 (a)	125,000	122,832
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	60,000	60,345
Kinross Gold Corp.
4.50%, 07/15/27 (a)	80,000	80,271
Linde, Inc.
4.70%, 12/05/25 (a)	85,000	85,648
3.20%, 01/30/26 (a)	145,000	143,521
LYB International Finance II BV
3.50%, 03/02/27 (a)	100,000	98,113
LYB International Finance III LLC
1.25%, 10/01/25 (a)	95,000	91,866
Mosaic Co.
4.05%, 11/15/27 (a)	125,000	123,852
5.38%, 11/15/28 (a)	50,000	51,851
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26	165,000	167,224
Nucor Corp.
4.30%, 05/23/27 (a)	130,000	131,040
Nutrien Ltd.
5.95%, 11/07/25	140,000	142,232
4.00%, 12/15/26 (a)	90,000	89,393
5.20%, 06/21/27 (a)	50,000	51,310
4.90%, 03/27/28 (a)	110,000	112,312
4.20%, 04/01/29 (a)	100,000	99,710
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	73,243
PPG Industries, Inc.
1.20%, 03/15/26 (a)	170,000	162,561
3.75%, 03/15/28 (a)	105,000	103,425
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	110,259
Rohm & Haas Co.
7.85%, 07/15/29	100,000	113,766
RPM International, Inc.
3.75%, 03/15/27 (a)	75,000	73,967
4.55%, 03/01/29 (a)	95,000	95,265
Sherwin-Williams Co.
3.95%, 01/15/26 (a)	50,000	49,711
3.45%, 06/01/27 (a)	240,000	236,206
4.55%, 03/01/28 (a)	75,000	75,998
2.95%, 08/15/29 (a)	150,000	141,198
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	105,000	105,332
1.65%, 10/15/27 (a)	50,000	46,299
Suzano Austria GmbH
2.50%, 09/15/28 (a)	80,000	73,274
6.00%, 01/15/29 (a)	300,000	310,551
Suzano International Finance BV
5.50%, 01/17/27	150,000	152,572
Westlake Corp.
3.60%, 08/15/26 (a)	125,000	123,332
Weyerhaeuser Co.
4.75%, 05/15/26	150,000	151,038
6.95%, 10/01/27	50,000	53,641
WRKCo, Inc.
4.65%, 03/15/26 (a)	130,000	130,195
3.38%, 09/15/27 (a)	150,000	146,146
4.00%, 03/15/28 (a)	100,000	98,857
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 06/01/28 (a)	100,000	98,177
4.90%, 03/15/29 (a)	125,000	127,425
		9,001,384
Capital Goods 5.5%
3M Co.
2.88%, 10/15/27 (a)	145,000	139,960
3.63%, 09/14/28 (a)	125,000	122,940
3.38%, 03/01/29 (a)	185,000	179,191
2.38%, 08/26/29 (a)	175,000	161,063
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	75,000	74,921
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	76,545
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	50,000	48,873
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	155,000	152,940
4.50%, 05/15/28 (a)	100,000	100,017
Amphenol Corp.
4.75%, 03/30/26	60,000	60,487
5.05%, 04/05/27 (a)	75,000	76,838
5.05%, 04/05/29 (a)	95,000	98,121
4.35%, 06/01/29 (a)	110,000	110,879
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	76,477
Berry Global, Inc.
1.57%, 01/15/26 (a)	270,000	259,926
1.65%, 01/15/27 (a)	120,000	112,711
5.50%, 04/15/28 (a)	75,000	76,979
Boeing Co.
2.60%, 10/30/25 (a)	50,000	48,636
2.75%, 02/01/26 (a)	220,000	213,635
2.20%, 02/04/26 (a)	960,000	925,142
3.10%, 05/01/26 (a)	100,000	96,913
2.25%, 06/15/26 (a)	75,000	71,611
2.70%, 02/01/27 (a)	175,000	165,998
2.80%, 03/01/27 (a)	115,000	109,113
5.04%, 05/01/27 (a)	350,000	351,284
6.26%, 05/01/27 (a)(c)	205,000	211,847
3.25%, 02/01/28 (a)	180,000	170,626
3.25%, 03/01/28 (a)	70,000	66,009
3.45%, 11/01/28 (a)	50,000	47,047
3.20%, 03/01/29 (a)	160,000	148,131
6.30%, 05/01/29 (a)(c)	265,000	278,806
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	100,000	98,376
Carrier Global Corp.
2.49%, 02/15/27 (a)	155,000	149,817
Caterpillar Financial Services Corp.
0.80%, 11/13/25	215,000	207,380
4.80%, 01/06/26	190,000	191,828
5.05%, 02/27/26	160,000	162,445
0.90%, 03/02/26	175,000	167,879
4.35%, 05/15/26	215,000	216,425
1.15%, 09/14/26	100,000	94,927
1.70%, 01/08/27	100,000	95,265
4.50%, 01/08/27	75,000	76,064
5.00%, 05/14/27	175,000	179,863
3.60%, 08/12/27	115,000	114,313
1.10%, 09/14/27	90,000	83,247
4.40%, 10/15/27	125,000	126,671
4.85%, 02/27/29	145,000	149,953
4.38%, 08/16/29	125,000	126,932

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Caterpillar, Inc.
2.60%, 09/19/29 (a)	75,000	70,273
CNH Industrial Capital LLC
5.45%, 10/14/25	75,000	75,732
1.88%, 01/15/26 (a)	75,000	72,563
1.45%, 07/15/26 (a)	100,000	95,129
4.55%, 04/10/28 (a)	100,000	100,592
5.50%, 01/12/29 (a)	75,000	78,243
5.10%, 04/20/29 (a)	100,000	103,008
CNH Industrial NV
3.85%, 11/15/27 (a)	50,000	49,521
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	206,982
Dover Corp.
3.15%, 11/15/25 (a)	75,000	73,935
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	97,724
4.35%, 05/18/28 (a)	100,000	101,326
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	141,352
2.00%, 12/21/28 (a)	190,000	175,560
Fortive Corp.
3.15%, 06/15/26 (a)	155,000	152,008
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	50,000	49,379
General Dynamics Corp.
1.15%, 06/01/26 (a)	130,000	124,350
2.13%, 08/15/26 (a)	125,000	121,019
3.50%, 04/01/27 (a)	155,000	153,577
2.63%, 11/15/27 (a)	60,000	57,808
3.75%, 05/15/28 (a)	175,000	173,799
HEICO Corp.
5.25%, 08/01/28 (a)	110,000	113,607
Hexcel Corp.
4.20%, 02/15/27 (a)	120,000	117,884
Honeywell International, Inc.
2.50%, 11/01/26 (a)	265,000	258,102
1.10%, 03/01/27 (a)	250,000	234,310
4.65%, 07/30/27 (a)	195,000	198,974
4.25%, 01/15/29 (a)	145,000	147,088
2.70%, 08/15/29 (a)	100,000	94,526
4.88%, 09/01/29 (a)	100,000	103,675
Howmet Aerospace, Inc.
5.90%, 02/01/27	120,000	124,530
6.75%, 01/15/28	75,000	80,129
3.00%, 01/15/29 (a)	100,000	95,000
Hubbell, Inc.
3.35%, 03/01/26 (a)	75,000	73,939
3.15%, 08/15/27 (a)	30,000	29,091
3.50%, 02/15/28 (a)	125,000	122,050
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	90,000	87,679
2.04%, 08/16/28 (a)	100,000	91,864
IDEX Corp.
4.95%, 09/01/29 (a)	100,000	102,385
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	150,000	146,607
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	105,000	107,672
5.40%, 08/14/28 (a)	75,000	78,170
5.18%, 06/15/29 (a)	125,000	129,375
John Deere Capital Corp.
4.80%, 01/09/26	235,000	237,279
0.70%, 01/15/26	190,000	182,246
2.65%, 06/10/26	120,000	117,466
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.05%, 06/17/26	125,000	119,158
5.15%, 09/08/26	140,000	143,305
2.25%, 09/14/26	65,000	63,034
1.30%, 10/13/26	105,000	99,622
4.50%, 01/08/27	195,000	197,564
1.70%, 01/11/27	135,000	128,428
2.35%, 03/08/27	135,000	130,016
1.75%, 03/09/27	100,000	94,940
4.90%, 06/11/27	145,000	148,666
4.20%, 07/15/27	100,000	100,857
2.80%, 09/08/27	120,000	116,249
4.15%, 09/15/27	170,000	171,317
4.75%, 01/20/28	180,000	184,385
4.90%, 03/03/28	100,000	103,024
1.50%, 03/06/28	100,000	92,223
4.95%, 07/14/28	280,000	289,229
4.50%, 01/16/29	175,000	178,325
3.45%, 03/07/29	135,000	132,004
3.35%, 04/18/29	125,000	121,813
4.85%, 06/11/29	150,000	154,963
2.80%, 07/18/29	105,000	99,476
Johnson Controls International PLC
3.90%, 02/14/26 (a)	75,000	74,492
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	110,000	115,283
Kennametal, Inc.
4.63%, 06/15/28 (a)	50,000	50,204
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	140,000	139,131
5.40%, 01/15/27	200,000	205,438
4.40%, 06/15/28 (a)	290,000	291,308
5.05%, 06/01/29 (a)	125,000	128,789
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	95,000	91,435
4.40%, 03/15/29 (a)	75,000	72,199
Lennox International, Inc.
1.70%, 08/01/27 (a)	50,000	46,720
5.50%, 09/15/28 (a)	75,000	78,155
Lockheed Martin Corp.
4.95%, 10/15/25 (a)	140,000	141,043
3.55%, 01/15/26 (a)	125,000	124,169
5.10%, 11/15/27 (a)	150,000	155,329
4.45%, 05/15/28 (a)	100,000	101,625
4.50%, 02/15/29 (a)	100,000	101,855
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	75,000	73,675
3.50%, 12/15/27 (a)	100,000	98,052
Masco Corp.
3.50%, 11/15/27 (a)	50,000	48,877
1.50%, 02/15/28 (a)	100,000	91,149
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	105,493
Nordson Corp.
5.60%, 09/15/28 (a)	105,000	109,708
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	195,000	191,157
3.25%, 01/15/28 (a)	250,000	242,995
4.60%, 02/01/29 (a)	140,000	142,190
nVent Finance SARL
4.55%, 04/15/28 (a)	75,000	75,146
Oshkosh Corp.
4.60%, 05/15/28 (a)	60,000	60,349
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	75,000	71,718
5.25%, 08/16/28 (a)	110,000	113,993

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Owens Corning
3.40%, 08/15/26 (a)	65,000	64,000
5.50%, 06/15/27 (a)	70,000	72,320
3.95%, 08/15/29 (a)	85,000	83,241
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	97,929
4.25%, 09/15/27 (a)	195,000	195,694
3.25%, 06/14/29 (a)	200,000	192,132
4.50%, 09/15/29 (a)	175,000	177,177
Pentair Finance SARL
4.50%, 07/01/29 (a)	110,000	109,650
Regal Rexnord Corp.
6.05%, 02/15/26	225,000	228,865
6.05%, 04/15/28 (a)	180,000	187,135
Republic Services, Inc.
0.88%, 11/15/25 (a)	110,000	105,843
3.38%, 11/15/27 (a)	150,000	147,018
3.95%, 05/15/28 (a)	125,000	124,394
4.88%, 04/01/29 (a)	100,000	102,869
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	97,654
RTX Corp.
2.65%, 11/01/26 (a)	100,000	97,125
5.75%, 11/08/26 (a)	250,000	257,870
3.50%, 03/15/27 (a)	230,000	226,706
3.13%, 05/04/27 (a)	235,000	229,369
7.20%, 08/15/27	25,000	27,114
4.13%, 11/16/28 (a)	535,000	533,700
5.75%, 01/15/29 (a)	125,000	132,437
7.50%, 09/15/29	100,000	114,183
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	49,181
Sonoco Products Co.
4.45%, 09/01/26	50,000	50,023
2.25%, 02/01/27 (a)	45,000	42,926
4.60%, 09/01/29 (a)	125,000	124,470
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	75,000	74,023
6.27%, 03/06/26 (a)	125,000	124,970
6.00%, 03/06/28 (a)	50,000	52,735
4.25%, 11/15/28 (a)	75,000	74,928
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	75,000	71,920
2.25%, 04/01/28 (a)	100,000	93,373
Textron, Inc.
4.00%, 03/15/26 (a)	60,000	59,759
3.65%, 03/15/27 (a)	110,000	108,353
3.38%, 03/01/28 (a)	50,000	48,420
Timken Co.
4.50%, 12/15/28 (a)	55,000	55,015
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	50,000	49,483
3.80%, 03/21/29 (a)	125,000	123,191
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	98,663
Veralto Corp.
5.50%, 09/18/26 (a)	110,000	112,462
5.35%, 09/18/28 (a)	105,000	109,451
Vontier Corp.
1.80%, 04/01/26 (a)	81,000	77,577
2.40%, 04/01/28 (a)	140,000	128,902
Vulcan Materials Co.
3.90%, 04/01/27 (a)	60,000	59,864
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Connections, Inc.
4.25%, 12/01/28 (a)	90,000	90,349
3.50%, 05/01/29 (a)	75,000	73,049
Waste Management, Inc.
0.75%, 11/15/25 (a)	135,000	129,929
4.95%, 07/03/27 (a)	125,000	128,385
3.15%, 11/15/27 (a)	130,000	127,100
1.15%, 03/15/28 (a)	150,000	136,294
4.88%, 02/15/29 (a)	50,000	51,733
2.00%, 06/01/29 (a)	150,000	137,287
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	125,000	122,861
4.70%, 09/15/28 (a)(g)	230,000	232,965
Xylem, Inc.
3.25%, 11/01/26 (a)	125,000	122,546
1.95%, 01/30/28 (a)	100,000	92,905
		25,472,371
Communications 5.6%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	193,888
American Tower Corp.
4.40%, 02/15/26 (a)	110,000	109,948
1.60%, 04/15/26 (a)	145,000	139,052
1.45%, 09/15/26 (a)	125,000	118,399
3.38%, 10/15/26 (a)	180,000	176,855
2.75%, 01/15/27 (a)	150,000	144,987
3.13%, 01/15/27 (a)	85,000	82,785
3.65%, 03/15/27 (a)	90,000	88,664
3.55%, 07/15/27 (a)	140,000	137,222
3.60%, 01/15/28 (a)	140,000	136,725
1.50%, 01/31/28 (a)	110,000	100,312
5.50%, 03/15/28 (a)	100,000	103,604
5.25%, 07/15/28 (a)	125,000	128,785
5.80%, 11/15/28 (a)	140,000	147,242
5.20%, 02/15/29 (a)	120,000	123,715
3.95%, 03/15/29 (a)	50,000	49,054
3.80%, 08/15/29 (a)	275,000	267,608
AT&T, Inc.
3.88%, 01/15/26 (a)	65,000	64,642
5.54%, 02/20/26 (a)	330,000	330,082
1.70%, 03/25/26 (a)	530,000	510,761
2.95%, 07/15/26 (a)	160,000	156,725
3.80%, 02/15/27 (a)	160,000	158,754
4.25%, 03/01/27 (a)	295,000	295,956
2.30%, 06/01/27 (a)	445,000	425,082
1.65%, 02/01/28 (a)	340,000	313,480
4.10%, 02/15/28 (a)	280,000	279,600
4.35%, 03/01/29 (a)	475,000	477,988
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	205,562
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	150,000	154,316
3.75%, 02/15/28 (a)	270,000	259,259
4.20%, 03/15/28 (a)	225,000	219,040
2.25%, 01/15/29 (a)	240,000	213,643
5.05%, 03/30/29 (a)	235,000	234,027
6.10%, 06/01/29 (a)	250,000	258,995
Comcast Corp.
3.95%, 10/15/25 (a)	510,000	508,684
5.25%, 11/07/25	135,000	136,512
3.15%, 03/01/26 (a)	360,000	355,129
2.35%, 01/15/27 (a)	220,000	212,135
3.30%, 02/01/27 (a)	275,000	270,790
3.30%, 04/01/27 (a)	150,000	147,614

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 11/15/27 (a)	130,000	135,278
3.15%, 02/15/28 (a)	250,000	242,783
3.55%, 05/01/28 (a)	165,000	161,946
4.15%, 10/15/28 (a)	630,000	631,096
4.55%, 01/15/29 (a)	150,000	152,591
5.10%, 06/01/29 (a)	135,000	140,673
Crown Castle, Inc.
4.45%, 02/15/26 (a)	150,000	149,999
3.70%, 06/15/26 (a)	85,000	84,024
1.05%, 07/15/26 (a)	160,000	151,018
4.00%, 03/01/27 (a)	100,000	99,334
2.90%, 03/15/27 (a)	150,000	145,152
3.65%, 09/01/27 (a)	155,000	152,013
5.00%, 01/11/28 (a)	190,000	193,397
3.80%, 02/15/28 (a)	150,000	147,294
4.80%, 09/01/28 (a)	120,000	121,454
4.30%, 02/15/29 (a)	125,000	123,976
5.60%, 06/01/29 (a)	125,000	130,721
4.90%, 09/01/29 (a)	100,000	101,707
Discovery Communications LLC
4.90%, 03/11/26 (a)	115,000	114,953
3.95%, 03/20/28 (a)	325,000	310,157
4.13%, 05/15/29 (a)	165,000	156,049
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	100,000	100,698
Fox Corp.
4.71%, 01/25/29 (a)	335,000	339,563
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	75,000	75,869
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	475,000	471,257
4.60%, 05/15/28 (a)	265,000	271,829
4.30%, 08/15/29 (a)	175,000	177,739
Netflix, Inc.
4.38%, 11/15/26	170,000	171,306
4.88%, 04/15/28	305,000	312,515
5.88%, 11/15/28	325,000	346,492
6.38%, 05/15/29	125,000	136,626
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	230,000	227,534
Paramount Global
4.00%, 01/15/26 (a)	50,000	49,395
2.90%, 01/15/27 (a)	115,000	110,116
3.38%, 02/15/28 (a)	95,000	89,508
3.70%, 06/01/28 (a)	70,000	66,466
4.20%, 06/01/29 (a)	100,000	94,962
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	125,000	123,634
2.90%, 11/15/26 (a)	75,000	72,923
3.20%, 03/15/27 (a)	200,000	194,854
5.00%, 02/15/29 (a)	245,000	250,140
Sprint Capital Corp.
6.88%, 11/15/28	415,000	453,105
Sprint LLC
7.63%, 03/01/26 (a)	285,000	294,277
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	100,000	101,000
3.70%, 04/14/27 (a)	120,000	118,484
4.95%, 03/28/28 (a)	140,000	142,892
5.40%, 06/12/29 (a)	50,000	51,887
TCI Communications, Inc.
7.88%, 02/15/26	85,000	89,047
7.13%, 02/15/28	65,000	70,992
Telefonica Emisiones SA
4.10%, 03/08/27	230,000	229,227
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TELUS Corp.
2.80%, 02/16/27 (a)	80,000	77,222
3.70%, 09/15/27 (a)	115,000	113,001
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	165,000	158,760
2.25%, 02/15/26 (a)	275,000	267,399
2.63%, 04/15/26 (a)	210,000	204,756
3.75%, 04/15/27 (a)	620,000	612,715
5.38%, 04/15/27 (a)	125,000	126,160
4.75%, 02/01/28 (a)	295,000	295,599
2.05%, 02/15/28 (a)	255,000	237,545
4.95%, 03/15/28 (a)	195,000	199,524
4.80%, 07/15/28 (a)	170,000	173,283
4.85%, 01/15/29 (a)	195,000	199,173
2.63%, 02/15/29 (a)	220,000	205,121
2.40%, 03/15/29 (a)	75,000	69,170
3.38%, 04/15/29 (a)	375,000	360,030
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	180,000	177,395
1.85%, 07/30/26	175,000	168,627
2.95%, 06/15/27	180,000	175,415
Verizon Communications, Inc.
0.85%, 11/20/25 (a)	220,000	211,504
1.45%, 03/20/26 (a)	290,000	278,278
2.63%, 08/15/26	285,000	277,217
4.13%, 03/16/27	475,000	474,368
3.00%, 03/22/27 (a)	105,000	102,389
2.10%, 03/22/28 (a)	350,000	326,676
4.33%, 09/21/28	640,000	643,283
3.88%, 02/08/29 (a)	195,000	192,414
Vodafone Group PLC
4.38%, 05/30/28	100,000	101,617
Walt Disney Co.
3.70%, 10/15/25 (a)	105,000	104,599
1.75%, 01/13/26	260,000	252,681
3.38%, 11/15/26 (a)	80,000	79,013
3.70%, 03/23/27	90,000	89,669
2.20%, 01/13/28	175,000	166,154
2.00%, 09/01/29 (a)	325,000	295,591
Warnermedia Holdings, Inc.
6.41%, 03/15/26 (a)	245,000	245,093
3.76%, 03/15/27 (a)	655,000	633,509
4.05%, 03/15/29 (a)	255,000	241,666
		25,854,189
Consumer Cyclical 8.5%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	470,000	459,275
Amazon.com, Inc.
4.60%, 12/01/25	200,000	201,374
5.20%, 12/03/25 (a)	125,000	126,480
1.00%, 05/12/26 (a)	445,000	425,616
3.30%, 04/13/27 (a)	360,000	355,500
1.20%, 06/03/27 (a)	235,000	219,650
3.15%, 08/22/27 (a)	625,000	613,862
4.55%, 12/01/27 (a)	350,000	357,605
1.65%, 05/12/28 (a)	385,000	356,710
3.45%, 04/13/29 (a)	250,000	246,367
American Honda Finance Corp.
5.80%, 10/03/25	175,000	177,648
4.95%, 01/09/26	150,000	151,393
4.75%, 01/12/26	35,000	35,269
5.25%, 07/07/26	225,000	229,486
1.30%, 09/09/26	155,000	147,114
2.30%, 09/09/26	150,000	145,285
2.35%, 01/08/27	115,000	110,705

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/12/27	130,000	132,594
4.70%, 01/12/28	75,000	76,378
3.50%, 02/15/28	100,000	98,083
2.00%, 03/24/28	160,000	148,966
5.13%, 07/07/28	140,000	144,698
5.65%, 11/15/28	235,000	248,402
2.25%, 01/12/29	100,000	92,509
4.90%, 03/13/29	145,000	148,779
4.40%, 09/05/29	150,000	150,676
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29 (a)	200,000	199,244
AutoNation, Inc.
4.50%, 10/01/25 (a)	60,000	59,797
3.80%, 11/15/27 (a)	50,000	48,714
1.95%, 08/01/28 (a)	75,000	67,737
AutoZone, Inc.
3.13%, 04/21/26 (a)	100,000	98,169
3.75%, 06/01/27 (a)	100,000	98,897
4.50%, 02/01/28 (a)	95,000	95,870
6.25%, 11/01/28 (a)	170,000	182,204
3.75%, 04/18/29 (a)	110,000	107,526
5.10%, 07/15/29 (a)	115,000	118,508
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	75,000	75,362
Block Financial LLC
5.25%, 10/01/25 (a)	75,000	75,186
2.50%, 07/15/28 (a)	75,000	69,679
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	190,000	188,877
3.55%, 03/15/28 (a)	105,000	103,470
BorgWarner, Inc.
2.65%, 07/01/27 (a)	190,000	182,637
4.95%, 08/15/29 (a)	50,000	50,865
CBRE Services, Inc.
4.88%, 03/01/26 (a)	110,000	110,519
5.50%, 04/01/29 (a)	75,000	78,277
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	100,000	98,291
1.38%, 06/20/27 (a)	255,000	239,236
Cummins, Inc.
4.90%, 02/20/29 (a)	90,000	93,094
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	75,000	74,201
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	99,413
3.88%, 04/15/27 (a)(f)	100,000	98,715
4.63%, 11/01/27 (a)	70,000	70,291
4.13%, 05/01/28 (a)	100,000	98,690
5.20%, 07/05/28 (a)	115,000	117,543
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	235,000	232,051
DR Horton, Inc.
2.60%, 10/15/25 (a)	65,000	63,772
1.30%, 10/15/26 (a)	100,000	94,598
1.40%, 10/15/27 (a)	115,000	106,571
eBay, Inc.
1.40%, 05/10/26 (a)	125,000	119,651
3.60%, 06/05/27 (a)	180,000	178,018
5.95%, 11/22/27 (a)	75,000	79,375
Expedia Group, Inc.
5.00%, 02/15/26 (a)	140,000	140,818
4.63%, 08/01/27 (a)	165,000	166,333
3.80%, 02/15/28 (a)	120,000	117,797
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ford Motor Co.
4.35%, 12/08/26 (a)	235,000	233,049
6.63%, 10/01/28	95,000	100,574
Ford Motor Credit Co. LLC
3.38%, 11/13/25 (a)	365,000	358,061
4.39%, 01/08/26	210,000	208,274
6.95%, 03/06/26 (a)	225,000	230,560
6.95%, 06/10/26 (a)	200,000	205,914
4.54%, 08/01/26 (a)	200,000	198,332
2.70%, 08/10/26 (a)	280,000	269,167
4.27%, 01/09/27 (a)	200,000	196,578
5.80%, 03/05/27 (a)	220,000	224,002
5.85%, 05/17/27 (a)	260,000	264,828
4.95%, 05/28/27 (a)	255,000	254,411
4.13%, 08/17/27 (a)	220,000	214,364
7.35%, 11/04/27 (a)	260,000	276,198
2.90%, 02/16/28 (a)	200,000	185,592
6.80%, 05/12/28 (a)	240,000	251,674
6.80%, 11/07/28 (a)	360,000	380,207
2.90%, 02/10/29 (a)	200,000	181,746
5.80%, 03/08/29 (a)	200,000	203,670
5.11%, 05/03/29 (a)	250,000	247,650
5.30%, 09/06/29 (a)	200,000	199,006
General Motors Co.
6.13%, 10/01/25 (a)	380,000	383,701
4.20%, 10/01/27 (a)	100,000	99,165
6.80%, 10/01/27 (a)	210,000	222,440
5.00%, 10/01/28 (a)	125,000	126,620
General Motors Financial Co., Inc.
6.05%, 10/10/25	210,000	212,642
1.25%, 01/08/26 (a)	240,000	230,366
5.25%, 03/01/26 (a)	225,000	226,629
5.40%, 04/06/26	310,000	313,968
1.50%, 06/10/26 (a)	225,000	214,186
4.00%, 10/06/26 (a)	125,000	124,013
4.35%, 01/17/27 (a)	200,000	199,538
2.35%, 02/26/27 (a)	175,000	166,631
5.00%, 04/09/27 (a)	255,000	257,894
5.40%, 05/08/27	175,000	178,834
5.35%, 07/15/27	170,000	173,942
2.70%, 08/20/27 (a)	125,000	119,078
3.85%, 01/05/28 (a)	95,000	92,944
6.00%, 01/09/28 (a)	170,000	177,174
2.40%, 04/10/28 (a)	175,000	162,335
5.80%, 06/23/28 (a)	240,000	249,137
2.40%, 10/15/28 (a)	210,000	192,121
5.80%, 01/07/29 (a)	270,000	280,735
5.65%, 01/17/29 (a)	95,000	98,190
4.30%, 04/06/29 (a)	150,000	146,880
5.55%, 07/15/29 (a)	210,000	216,651
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	80,873
4.95%, 08/15/29 (a)	125,000	127,103
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	200,000	200,964
5.75%, 06/01/28 (a)	75,000	77,064
5.30%, 01/15/29 (a)	150,000	152,728
Home Depot, Inc.
5.10%, 12/24/25	185,000	187,468
3.00%, 04/01/26 (a)	235,000	231,757
5.15%, 06/25/26	265,000	270,480
2.13%, 09/15/26 (a)	185,000	178,995
4.95%, 09/30/26 (a)	100,000	102,087
2.50%, 04/15/27 (a)	125,000	120,873
2.88%, 04/15/27 (a)	145,000	141,636
4.88%, 06/25/27 (a)	165,000	169,313
2.80%, 09/14/27 (a)	180,000	174,947

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.90%, 03/15/28 (a)	50,000	45,270
1.50%, 09/15/28 (a)	225,000	205,355
3.90%, 12/06/28 (a)	175,000	174,568
4.90%, 04/15/29 (a)	100,000	103,657
2.95%, 06/15/29 (a)	295,000	281,775
4.75%, 06/25/29 (a)	225,000	232,112
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	150,000	144,900
Hyatt Hotels Corp.
4.85%, 03/15/26 (a)	50,000	50,182
5.75%, 01/30/27 (a)	100,000	102,503
4.38%, 09/15/28 (a)	110,000	109,573
5.25%, 06/30/29 (a)	75,000	76,846
JD.com, Inc.
3.88%, 04/29/26	200,000	198,342
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	85,000	92,302
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	180,000	176,170
5.90%, 06/01/27 (a)	140,000	143,871
3.90%, 08/08/29 (a)	140,000	133,539
6.00%, 08/15/29 (a)	100,000	103,947
Lear Corp.
3.80%, 09/15/27 (a)	100,000	98,324
4.25%, 05/15/29 (a)	90,000	88,757
Lennar Corp.
5.25%, 06/01/26 (a)	75,000	75,700
5.00%, 06/15/27 (a)	50,000	50,823
4.75%, 11/29/27 (a)	130,000	131,717
LKQ Corp.
5.75%, 06/15/28 (a)	135,000	140,141
Lowe's Cos., Inc.
4.80%, 04/01/26 (a)	150,000	151,252
2.50%, 04/15/26 (a)	225,000	219,854
3.35%, 04/01/27 (a)	125,000	122,761
3.10%, 05/03/27 (a)	225,000	219,483
1.30%, 04/15/28 (a)	235,000	213,411
1.70%, 09/15/28 (a)	220,000	200,572
3.65%, 04/05/29 (a)	280,000	273,333
Magna International, Inc.
4.15%, 10/01/25 (a)	120,000	119,684
5.98%, 03/21/26 (a)	50,000	49,988
5.05%, 03/14/29 (a)	75,000	77,249
Marriott International, Inc.
3.75%, 10/01/25 (a)	80,000	79,495
3.13%, 06/15/26 (a)	100,000	98,155
5.45%, 09/15/26 (a)	80,000	82,023
5.00%, 10/15/27 (a)	185,000	188,859
4.00%, 04/15/28 (a)	95,000	94,019
5.55%, 10/15/28 (a)	100,000	104,709
4.65%, 12/01/28 (a)	50,000	50,505
4.90%, 04/15/29 (a)	125,000	127,684
4.88%, 05/15/29 (a)	100,000	102,018
McDonald's Corp.
3.70%, 01/30/26 (a)	315,000	313,220
3.50%, 03/01/27 (a)	135,000	133,416
3.50%, 07/01/27 (a)	185,000	182,478
3.80%, 04/01/28 (a)	200,000	198,214
4.80%, 08/14/28 (a)	110,000	112,941
5.00%, 05/17/29 (a)	95,000	98,527
2.63%, 09/01/29 (a)	175,000	164,099
Meritage Homes Corp.
5.13%, 06/06/27 (a)	80,000	80,810
NIKE, Inc.
2.38%, 11/01/26 (a)	150,000	145,530
2.75%, 03/27/27 (a)	175,000	170,579
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	100,000	98,955
5.75%, 11/20/26 (a)	75,000	77,362
3.60%, 09/01/27 (a)	100,000	98,504
4.35%, 06/01/28 (a)	100,000	100,323
3.90%, 06/01/29 (a)	100,000	98,440
PACCAR Financial Corp.
4.95%, 10/03/25	75,000	75,593
4.45%, 03/30/26	75,000	75,539
1.10%, 05/11/26	125,000	119,456
5.20%, 11/09/26	75,000	77,042
2.00%, 02/04/27	95,000	90,899
4.45%, 08/06/27	125,000	126,988
4.60%, 01/10/28	50,000	50,913
4.95%, 08/10/28	50,000	51,753
4.60%, 01/31/29 (f)	100,000	102,617
PulteGroup, Inc.
5.00%, 01/15/27 (a)	25,000	25,349
Ross Stores, Inc.
0.88%, 04/15/26 (a)	90,000	85,477
Sands China Ltd.
3.80%, 01/08/26 (a)(d)	200,000	196,502
5.40%, 08/08/28 (a)(d)	255,000	257,509
2.85%, 03/08/29 (a)(d)	200,000	181,692
Starbucks Corp.
4.75%, 02/15/26	160,000	161,200
2.45%, 06/15/26 (a)	15,000	14,602
4.85%, 02/08/27 (a)	150,000	152,448
2.00%, 03/12/27 (a)	75,000	71,520
3.50%, 03/01/28 (a)	100,000	98,300
4.00%, 11/15/28 (a)	180,000	179,451
3.55%, 08/15/29 (a)	175,000	170,718
Tapestry, Inc.
7.05%, 11/27/25	95,000	96,959
7.00%, 11/27/26	130,000	134,675
4.13%, 07/15/27 (a)	80,000	78,748
7.35%, 11/27/28 (a)	170,000	178,697
Target Corp.
2.50%, 04/15/26	150,000	147,559
1.95%, 01/15/27 (a)	130,000	124,933
3.38%, 04/15/29 (a)	270,000	263,876
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	169,619
1.15%, 05/15/28 (a)	75,000	67,990
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	95,000	95,038
4.88%, 03/15/27 (a)	75,000	75,511
4.35%, 02/15/28 (a)	90,000	89,609
Toyota Motor Corp.
1.34%, 03/25/26 (a)	235,000	225,873
5.28%, 07/13/26 (a)	120,000	122,677
5.12%, 07/13/28 (a)	165,000	171,514
2.76%, 07/02/29	100,000	94,804
Toyota Motor Credit Corp.
0.80%, 10/16/25	200,000	193,252
5.40%, 11/10/25	120,000	121,662
4.80%, 01/05/26	150,000	151,417
0.80%, 01/09/26	150,000	143,980
5.20%, 05/15/26	140,000	142,684
4.45%, 05/18/26	295,000	297,295
1.13%, 06/18/26	235,000	224,101
5.00%, 08/14/26	100,000	101,884
5.40%, 11/20/26	150,000	154,341
3.20%, 01/11/27	50,000	49,210
1.90%, 01/13/27	150,000	143,334
5.00%, 03/19/27	80,000	82,012

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 03/22/27	265,000	259,838
1.15%, 08/13/27	125,000	115,654
4.55%, 09/20/27	160,000	162,619
5.45%, 11/10/27	100,000	104,243
3.05%, 01/11/28	75,000	72,767
4.63%, 01/12/28	150,000	152,871
1.90%, 04/06/28	150,000	139,686
5.25%, 09/11/28	120,000	125,006
4.65%, 01/05/29	225,000	229,808
3.65%, 01/08/29	100,000	98,509
5.05%, 05/16/29	150,000	155,691
4.45%, 06/29/29	150,000	152,320
4.55%, 08/09/29	200,000	203,184
UL Solutions, Inc.
6.50%, 10/20/28 (a)(c)	50,000	53,579
VICI Properties LP
4.75%, 02/15/28 (a)	185,000	185,860
Walmart, Inc.
4.00%, 04/15/26 (a)	100,000	100,306
3.05%, 07/08/26 (a)	125,000	123,631
1.05%, 09/17/26 (a)	225,000	213,804
3.95%, 09/09/27 (a)	185,000	186,382
3.90%, 04/15/28 (a)	180,000	180,938
3.70%, 06/26/28 (a)	245,000	244,988
1.50%, 09/22/28 (a)	220,000	202,253
3.25%, 07/08/29 (a)	125,000	122,948
2.38%, 09/24/29 (a)	75,000	70,439
		39,441,351
Consumer Non-Cyclical 12.3%
Abbott Laboratories
3.75%, 11/30/26 (a)	315,000	314,909
1.15%, 01/30/28 (a)	115,000	105,662
AbbVie, Inc.
3.20%, 05/14/26 (a)	350,000	345,611
2.95%, 11/21/26 (a)	655,000	641,389
4.80%, 03/15/27 (a)	380,000	387,444
4.25%, 11/14/28 (a)	320,000	323,510
4.80%, 03/15/29 (a)	435,000	447,919
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	95,000	94,015
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	75,000	73,290
4.20%, 09/09/27 (a)	75,000	75,216
2.75%, 09/15/29 (a)	100,000	93,003
Ahold Finance USA LLC
6.88%, 05/01/29	85,000	93,851
Altria Group, Inc.
4.40%, 02/14/26 (a)	235,000	234,864
2.63%, 09/16/26 (a)	75,000	72,749
6.20%, 11/01/28 (a)	90,000	95,906
4.80%, 02/14/29 (a)	330,000	334,105
Amgen, Inc.
5.51%, 03/02/26 (a)	200,000	200,088
2.60%, 08/19/26 (a)	210,000	204,313
2.20%, 02/21/27 (a)	340,000	325,635
3.20%, 11/02/27 (a)	185,000	180,227
5.15%, 03/02/28 (a)	610,000	628,526
1.65%, 08/15/28 (a)	265,000	241,394
3.00%, 02/22/29 (a)	100,000	95,592
4.05%, 08/18/29 (a)	230,000	228,291
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	150,000	149,278
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	265,000	265,758
4.75%, 01/23/29 (a)	850,000	872,542
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	175,000	170,277
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	200,000	191,492
4.80%, 02/26/27 (a)	200,000	203,968
4.88%, 03/03/28 (a)	220,000	226,125
1.75%, 05/28/28 (a)	200,000	184,728
4.85%, 02/26/29 (a)	205,000	211,517
AstraZeneca PLC
3.38%, 11/16/25	355,000	352,210
0.70%, 04/08/26 (a)	195,000	185,763
3.13%, 06/12/27 (a)	125,000	122,530
4.00%, 01/17/29 (a)	150,000	150,090
BAT Capital Corp.
3.22%, 09/06/26 (a)	235,000	230,110
4.70%, 04/02/27 (a)	160,000	161,430
3.56%, 08/15/27 (a)	405,000	396,916
2.26%, 03/25/28 (a)	300,000	279,138
BAT International Finance PLC
1.67%, 03/25/26 (a)	255,000	245,065
4.45%, 03/16/28 (a)	190,000	190,177
5.93%, 02/02/29 (a)	175,000	184,931
Baxter International, Inc.
2.60%, 08/15/26 (a)	75,000	72,697
1.92%, 02/01/27 (a)	310,000	293,657
2.27%, 12/01/28 (a)	200,000	184,174
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	300,000	296,370
4.69%, 02/13/28 (a)	125,000	126,620
4.87%, 02/08/29 (a)	100,000	102,201
5.08%, 06/07/29 (a)	135,000	139,570
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	90,000	87,756
Boston Scientific Corp.
4.00%, 03/01/28 (a)	50,000	49,789
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	150,000	144,562
4.95%, 02/20/26	200,000	202,600
3.20%, 06/15/26 (a)	325,000	320,941
4.90%, 02/22/27 (a)	150,000	153,244
3.25%, 02/27/27	105,000	103,426
1.13%, 11/13/27 (a)	205,000	188,397
3.45%, 11/15/27 (a)	120,000	118,512
3.90%, 02/20/28 (a)	260,000	259,028
4.90%, 02/22/29 (a)	290,000	299,848
3.40%, 07/26/29 (a)	355,000	345,113
Brunswick Corp.
5.85%, 03/18/29 (a)	70,000	72,316
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	125,000	123,061
3.75%, 09/25/27 (a)	50,000	49,471
4.10%, 01/07/28 (a)	75,000	74,956
4.20%, 09/17/29 (a)	150,000	149,649
4.65%, 09/17/34 (a)	150,000	149,757
Campbell Soup Co.
5.30%, 03/20/26	85,000	86,261
5.20%, 03/19/27	95,000	97,531
4.15%, 03/15/28 (a)	200,000	200,180
5.20%, 03/21/29 (a)	85,000	88,058
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	180,000	176,495
5.13%, 02/15/29 (a)	115,000	118,407
Cencora, Inc.
3.45%, 12/15/27 (a)	145,000	141,869

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CHRISTUS Health
4.34%, 07/01/28 (a)	50,000	50,037
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	75,000	73,331
Cigna Group
4.13%, 11/15/25 (a)	265,000	264,298
4.50%, 02/25/26 (a)	200,000	200,544
1.25%, 03/15/26 (a)	120,000	114,863
5.69%, 03/15/26 (a)	110,000	110,026
3.40%, 03/01/27 (a)	250,000	245,505
3.05%, 10/15/27 (a)	100,000	97,024
4.38%, 10/15/28 (a)	595,000	597,469
5.00%, 05/15/29 (a)	185,000	190,515
Clorox Co.
3.10%, 10/01/27 (a)	125,000	121,384
3.90%, 05/15/28 (a)	125,000	123,885
4.40%, 05/01/29 (a)	75,000	75,648
Coca-Cola Co.
3.38%, 03/25/27	175,000	173,553
2.90%, 05/25/27	75,000	73,333
1.45%, 06/01/27	245,000	231,260
1.50%, 03/05/28	125,000	115,718
1.00%, 03/15/28	220,000	200,950
2.13%, 09/06/29	175,000	161,472
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	70,000	69,528
5.25%, 06/01/29 (a)	100,000	104,093
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	75,000	73,910
4.60%, 03/01/28 (a)	140,000	143,717
CommonSpirit Health
1.55%, 10/01/25 (a)	100,000	96,549
6.07%, 11/01/27 (a)	100,000	105,113
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	195,000	195,070
5.30%, 10/01/26	50,000	50,989
1.38%, 11/01/27 (a)	135,000	123,617
7.00%, 10/01/28	75,000	82,022
4.85%, 11/01/28 (a)	215,000	218,279
Conopco, Inc.
7.25%, 12/15/26	75,000	80,116
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	95,000	94,920
4.75%, 12/01/25	85,000	85,335
5.00%, 02/02/26 (a)	140,000	139,983
3.70%, 12/06/26 (a)	90,000	89,144
3.50%, 05/09/27 (a)	75,000	73,703
4.35%, 05/09/27 (a)	110,000	110,330
3.60%, 02/15/28 (a)	125,000	122,239
4.65%, 11/15/28 (a)	75,000	75,960
4.80%, 01/15/29 (a)	75,000	76,396
3.15%, 08/01/29 (a)	125,000	118,713
CVS Health Corp.
5.00%, 02/20/26 (a)	265,000	266,839
2.88%, 06/01/26 (a)	310,000	302,740
3.00%, 08/15/26 (a)	135,000	131,914
3.63%, 04/01/27 (a)	140,000	138,071
6.25%, 06/01/27	75,000	78,569
1.30%, 08/21/27 (a)	400,000	367,672
4.30%, 03/25/28 (a)	845,000	842,845
5.00%, 01/30/29 (a)	185,000	188,952
5.40%, 06/01/29 (a)	170,000	176,424
3.25%, 08/15/29 (a)	300,000	283,716
Diageo Capital PLC
5.38%, 10/05/26 (a)	200,000	204,960
5.30%, 10/24/27 (a)	200,000	207,464
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	99,970
Eli Lilly & Co.
5.00%, 02/27/26 (a)	165,000	165,112
4.50%, 02/09/27 (a)	150,000	152,131
5.50%, 03/15/27	75,000	78,083
3.10%, 05/15/27 (a)	75,000	73,733
4.15%, 08/14/27 (a)	135,000	136,293
4.50%, 02/09/29 (a)	160,000	163,931
3.38%, 03/15/29 (a)	165,000	161,457
4.20%, 08/14/29 (a)	180,000	181,773
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	110,000	107,833
4.38%, 05/15/28 (a)	125,000	126,538
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	73,728
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	200,000	202,172
5.65%, 11/15/27 (a)	305,000	317,371
4.80%, 08/14/29 (a)	200,000	203,844
General Mills, Inc.
5.24%, 11/18/25 (a)(f)	95,000	95,007
4.70%, 01/30/27 (a)	105,000	106,266
3.20%, 02/10/27 (a)	125,000	122,380
4.20%, 04/17/28 (a)	220,000	220,275
5.50%, 10/17/28 (a)	90,000	94,284
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	460,000	456,453
2.95%, 03/01/27 (a)	235,000	229,266
1.20%, 10/01/27 (a)	155,000	142,980
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	205,000	199,178
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	320,000	318,611
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	245,647
3.38%, 03/24/29 (a)	250,000	241,417
Hasbro, Inc.
3.55%, 11/19/26 (a)	110,000	107,912
3.50%, 09/15/27 (a)	75,000	73,072
HCA, Inc.
5.88%, 02/15/26 (a)	235,000	237,505
5.25%, 06/15/26 (a)	295,000	297,215
5.38%, 09/01/26 (a)	185,000	187,094
4.50%, 02/15/27 (a)	220,000	220,343
3.13%, 03/15/27 (a)	150,000	145,804
5.20%, 06/01/28 (a)	155,000	159,076
5.63%, 09/01/28 (a)	295,000	306,387
5.88%, 02/01/29 (a)	155,000	162,502
3.38%, 03/15/29 (a)	100,000	95,580
4.13%, 06/15/29 (a)	400,000	393,944
Hershey Co.
2.30%, 08/15/26 (a)	95,000	92,277
4.25%, 05/04/28 (a)	80,000	81,206
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	101,933
1.70%, 06/03/28 (a)	140,000	129,028
Icon Investments Six DAC
5.85%, 05/08/29 (a)	200,000	210,286
Illumina, Inc.
5.80%, 12/12/25 (a)	105,000	106,384
5.75%, 12/13/27 (a)	100,000	103,900
Ingredion, Inc.
3.20%, 10/01/26 (a)	100,000	98,020

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	207,906
6.25%, 02/01/29 (a)	165,000	175,504
J.M. Smucker Co.
3.38%, 12/15/27 (a)	60,000	58,685
5.90%, 11/15/28 (a)	135,000	143,784
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
2.50%, 01/15/27 (a)	150,000	143,536
5.13%, 02/01/28 (a)	145,000	147,042
3.00%, 02/02/29 (a)	145,000	135,066
Johnson & Johnson
2.45%, 03/01/26 (a)	305,000	299,275
2.95%, 03/03/27 (a)	210,000	206,461
0.95%, 09/01/27 (a)	275,000	254,944
2.90%, 01/15/28 (a)	290,000	283,194
4.80%, 06/01/29 (a)	175,000	182,229
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	98,040
Kellanova
3.25%, 04/01/26	100,000	98,435
3.40%, 11/15/27 (a)	100,000	97,806
4.30%, 05/15/28 (a)	95,000	95,468
Kenvue, Inc.
5.35%, 03/22/26 (a)	100,000	101,941
5.05%, 03/22/28 (a)	165,000	170,777
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25 (a)	110,000	108,836
2.55%, 09/15/26 (a)	50,000	48,534
5.10%, 03/15/27 (a)	125,000	127,886
3.43%, 06/15/27 (a)	75,000	73,577
4.60%, 05/25/28 (a)	190,000	192,476
5.05%, 03/15/29 (a)	155,000	160,019
3.95%, 04/15/29 (a)	175,000	172,986
Kimberly-Clark Corp.
2.75%, 02/15/26	75,000	73,721
1.05%, 09/15/27 (a)	130,000	119,722
3.95%, 11/01/28 (a)	55,000	55,045
3.20%, 04/25/29 (a)	100,000	96,988
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	370,000	362,704
3.88%, 05/15/27 (a)	200,000	198,638
4.63%, 01/30/29 (a)	50,000	50,923
Kroger Co.
3.50%, 02/01/26 (a)	115,000	113,692
4.70%, 08/15/26	175,000	176,272
2.65%, 10/15/26 (a)	110,000	106,787
3.70%, 08/01/27 (a)	130,000	128,499
4.60%, 08/15/27 (a)	175,000	176,536
4.50%, 01/15/29 (a)	100,000	101,037
4.65%, 09/15/29 (a)	225,000	226,345
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (a)	80,000	76,439
3.60%, 09/01/27 (a)	135,000	132,546
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	95,000	90,766
3.40%, 08/15/27 (a)	140,000	137,187
McKesson Corp.
0.90%, 12/03/25 (a)	100,000	96,217
1.30%, 08/15/26 (a)	100,000	95,113
3.95%, 02/16/28 (a)	100,000	99,568
4.90%, 07/15/28 (a)	75,000	77,239
4.25%, 09/15/29 (a)	75,000	75,197
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	130,000	129,643
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	175,000	176,589
Merck & Co., Inc.
0.75%, 02/24/26 (a)	190,000	181,914
1.70%, 06/10/27 (a)	260,000	246,399
4.05%, 05/17/28 (a)	85,000	85,765
1.90%, 12/10/28 (a)	190,000	175,378
3.40%, 03/07/29 (a)	315,000	307,865
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	53,789
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	325,000	319,221
Mondelez International, Inc.
2.63%, 03/17/27 (a)	100,000	96,629
4.13%, 05/07/28 (a)	80,000	79,898
4.75%, 02/20/29 (a)	130,000	132,952
Mylan, Inc.
4.55%, 04/15/28 (a)	155,000	154,705
Novartis Capital Corp.
3.00%, 11/20/25 (a)	315,000	311,374
2.00%, 02/14/27 (a)	200,000	192,042
3.10%, 05/17/27 (a)	175,000	172,000
3.80%, 09/18/29 (a)	150,000	148,938
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	85,000	81,864
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	100,000	101,679
4.55%, 02/16/29 (a)	75,000	76,583
PepsiCo, Inc.
5.25%, 11/10/25	140,000	141,985
4.55%, 02/13/26 (a)	35,000	35,289
2.85%, 02/24/26 (a)	175,000	172,529
2.38%, 10/06/26 (a)	185,000	179,929
5.13%, 11/10/26 (a)	135,000	138,507
2.63%, 03/19/27 (a)	100,000	97,145
3.00%, 10/15/27 (a)	225,000	219,987
3.60%, 02/18/28 (a)	130,000	129,155
4.45%, 05/15/28 (a)	105,000	107,293
7.00%, 03/01/29	130,000	146,203
4.50%, 07/17/29 (a)	170,000	174,937
2.63%, 07/29/29 (a)	150,000	141,724
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (a)	525,000	528,412
4.45%, 05/19/28 (a)	690,000	700,357
Pfizer, Inc.
2.75%, 06/03/26	225,000	220,689
3.00%, 12/15/26	300,000	294,390
3.60%, 09/15/28 (a)	195,000	193,212
3.45%, 03/15/29 (a)	305,000	298,930
Pharmacia LLC
6.60%, 12/01/28 (d)	135,000	147,465
Philip Morris International, Inc.
5.00%, 11/17/25	135,000	136,042
4.88%, 02/13/26	260,000	262,675
2.75%, 02/25/26 (a)	115,000	112,798
0.88%, 05/01/26 (a)	140,000	133,109
4.75%, 02/12/27	125,000	127,023
3.13%, 08/17/27 (a)	95,000	93,012
5.13%, 11/17/27 (a)	305,000	314,123
4.88%, 02/15/28 (a)	250,000	255,582
3.13%, 03/02/28 (a)	75,000	72,515
5.25%, 09/07/28 (a)	105,000	108,901
4.88%, 02/13/29 (a)	220,000	225,614
3.38%, 08/15/29 (a)	185,000	178,238
Polaris, Inc.
6.95%, 03/15/29 (a)	75,000	81,431

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Procter & Gamble Co.
0.55%, 10/29/25	150,000	144,684
4.10%, 01/26/26	100,000	100,465
2.70%, 02/02/26	130,000	128,070
1.00%, 04/23/26	150,000	143,748
2.45%, 11/03/26	175,000	170,583
1.90%, 02/01/27	150,000	143,860
2.80%, 03/25/27	100,000	97,713
2.85%, 08/11/27	125,000	122,005
3.95%, 01/26/28	130,000	130,858
4.35%, 01/29/29	120,000	123,024
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (a)	75,000	72,697
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	110,000	108,560
4.20%, 06/30/29 (a)	100,000	99,509
Revvity, Inc.
1.90%, 09/15/28 (a)	90,000	82,015
3.30%, 09/15/29 (a)	125,000	118,083
Royalty Pharma PLC
1.75%, 09/02/27 (a)	150,000	139,826
5.15%, 09/02/29 (a)	75,000	76,973
Sanofi SA
3.63%, 06/19/28 (a)	160,000	158,682
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	250,000	246,170
Smith & Nephew PLC
5.15%, 03/20/27 (a)	75,000	76,360
Solventum Corp.
5.45%, 02/25/27 (a)(c)	175,000	178,664
5.40%, 03/01/29 (a)(c)	280,000	288,165
SSM Health Care Corp.
3.82%, 06/01/27 (a)	125,000	123,993
Stryker Corp.
3.38%, 11/01/25 (a)	125,000	123,889
3.50%, 03/15/26 (a)	195,000	193,087
3.65%, 03/07/28 (a)	130,000	128,167
4.85%, 12/08/28 (a)	85,000	87,213
4.25%, 09/11/29 (a)	125,000	125,279
Sutter Health
3.70%, 08/15/28 (a)	85,000	82,768
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	99,327
3.30%, 07/15/26 (a)	220,000	216,484
3.25%, 07/15/27 (a)	100,000	97,476
5.75%, 01/17/29 (a)	100,000	105,757
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	275,000	282,015
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	185,000	188,175
5.00%, 12/05/26 (a)	150,000	153,249
4.80%, 11/21/27 (a)	125,000	128,245
1.75%, 10/15/28 (a)	120,000	110,164
5.00%, 01/31/29 (a)	150,000	155,601
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	145,000	144,259
3.55%, 06/02/27 (a)	270,000	265,040
4.35%, 03/01/29 (a)	160,000	159,413
5.40%, 03/15/29 (a)	100,000	103,886
Unilever Capital Corp.
2.00%, 07/28/26	120,000	116,218
2.90%, 05/05/27 (a)	210,000	205,052
4.25%, 08/12/27 (a)	135,000	136,392
3.50%, 03/22/28 (a)	165,000	162,573
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 09/08/28 (a)	150,000	154,608
2.13%, 09/06/29 (a)	150,000	137,141
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	125,000	118,431
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	325,000	321,782
Viatris, Inc.
2.30%, 06/22/27 (a)	110,000	103,698
Whirlpool Corp.
4.75%, 02/26/29 (a)(f)	145,000	146,459
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 (a)	75,000	73,811
5.35%, 12/01/28 (a)	95,000	98,639
Zoetis, Inc.
4.50%, 11/13/25 (a)	145,000	145,117
5.40%, 11/14/25 (a)	155,000	156,499
3.00%, 09/12/27 (a)	175,000	169,792
		56,910,407
Energy 5.1%
Apache Corp.
4.38%, 10/15/28 (a)	50,000	49,107
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	95,892
3.34%, 12/15/27 (a)	250,000	243,995
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	105,000	106,997
4.45%, 07/15/27 (a)	100,000	100,248
4.80%, 05/03/29 (a)	85,000	85,439
BP Capital Markets America, Inc.
3.41%, 02/11/26 (a)	185,000	183,487
3.12%, 05/04/26 (a)	190,000	187,239
3.02%, 01/16/27 (a)	190,000	185,843
3.54%, 04/06/27 (a)	105,000	103,774
3.59%, 04/14/27 (a)	100,000	98,911
5.02%, 11/17/27 (a)	150,000	154,350
3.94%, 09/21/28 (a)	170,000	169,060
4.23%, 11/06/28 (a)	345,000	346,425
4.70%, 04/10/29 (a)	150,000	153,243
BP Capital Markets PLC
3.28%, 09/19/27 (a)	285,000	279,286
3.72%, 11/28/28 (a)	150,000	147,514
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	235,000	231,771
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	80,000	79,689
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	225,000	228,883
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	255,000	253,549
Chevron Corp.
3.33%, 11/17/25 (a)	150,000	148,794
2.95%, 05/16/26 (a)	410,000	404,080
2.00%, 05/11/27 (a)	175,000	167,260
Chevron USA, Inc.
1.02%, 08/12/27 (a)	140,000	129,527
3.85%, 01/15/28 (a)	115,000	115,247
ConocoPhillips Co.
6.95%, 04/15/29	225,000	250,315
Continental Resources, Inc.
4.38%, 01/15/28 (a)	160,000	157,782
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	123,209
4.38%, 03/15/29 (a)	100,000	98,843

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	105,000	108,092
5.13%, 05/15/29 (a)	100,000	102,500
Devon Energy Corp.
5.85%, 12/15/25 (a)	95,000	95,993
5.25%, 10/15/27 (a)	100,000	100,622
5.88%, 06/15/28 (a)(c)	50,000	50,577
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	125,000	122,385
5.20%, 04/18/27 (a)	165,000	168,427
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	20,000	20,186
Enbridge, Inc.
1.60%, 10/04/26 (a)	100,000	94,940
5.90%, 11/15/26 (a)	150,000	154,960
4.25%, 12/01/26 (a)	215,000	214,822
3.70%, 07/15/27 (a)	100,000	98,638
6.00%, 11/15/28 (a)	150,000	159,430
5.30%, 04/05/29 (a)	160,000	165,830
Energy Transfer LP
5.95%, 12/01/25 (a)	225,000	227,506
4.75%, 01/15/26 (a)	185,000	185,285
3.90%, 07/15/26 (a)	100,000	99,153
6.05%, 12/01/26 (a)	150,000	155,287
4.40%, 03/15/27 (a)	120,000	120,244
4.20%, 04/15/27 (a)	100,000	99,738
5.50%, 06/01/27 (a)	155,000	159,019
4.00%, 10/01/27 (a)	100,000	99,041
5.55%, 02/15/28 (a)	185,000	191,379
4.95%, 05/15/28 (a)	185,000	187,838
4.95%, 06/15/28 (a)	180,000	183,107
6.10%, 12/01/28 (a)	30,000	31,886
5.25%, 04/15/29 (a)	325,000	334,467
5.25%, 07/01/29 (a)	150,000	154,659
4.15%, 09/15/29 (a)	75,000	73,907
Eni USA, Inc.
7.30%, 11/15/27	75,000	81,484
EnLink Midstream LLC
5.38%, 06/01/29 (a)	80,000	82,070
EnLink Midstream Partners LP
4.85%, 07/15/26 (a)	80,000	80,169
Enterprise Products Operating LLC
5.05%, 01/10/26	100,000	101,192
3.70%, 02/15/26 (a)	175,000	174,146
4.60%, 01/11/27 (a)	185,000	187,388
3.95%, 02/15/27 (a)	100,000	99,804
4.15%, 10/16/28 (a)	195,000	194,941
3.13%, 07/31/29 (a)	200,000	191,066
5.25%, 08/16/77 (a)(b)	195,000	192,933
5.38%, 02/15/78 (a)(b)	100,000	95,728
EOG Resources, Inc.
4.15%, 01/15/26 (a)	70,000	70,034
EQT Corp.
3.90%, 10/01/27 (a)	235,000	231,078
5.70%, 04/01/28 (a)	75,000	77,594
5.00%, 01/15/29 (a)	45,000	45,506
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	390,000	385,277
2.28%, 08/16/26 (a)	210,000	204,212
3.29%, 03/19/27 (a)	190,000	188,849
2.44%, 08/16/29 (a)	200,000	187,220
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	99,331
Hess Corp.
4.30%, 04/01/27 (a)	175,000	175,040
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HF Sinclair Corp.
5.88%, 04/01/26 (a)	145,000	147,049
6.38%, 04/15/27 (a)	125,000	127,165
5.00%, 02/01/28 (a)	50,000	49,690
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	75,000	71,315
4.30%, 03/01/28 (a)	150,000	150,342
5.00%, 02/01/29 (a)	220,000	224,585
5.10%, 08/01/29 (a)	100,000	102,682
Marathon Oil Corp.
4.40%, 07/15/27 (a)	150,000	150,301
5.30%, 04/01/29 (a)	125,000	129,697
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	135,000	137,186
3.80%, 04/01/28 (a)	75,000	73,775
MPLX LP
1.75%, 03/01/26 (a)	275,000	264,905
4.13%, 03/01/27 (a)	205,000	203,957
4.25%, 12/01/27 (a)	130,000	129,616
4.00%, 03/15/28 (a)	275,000	271,444
4.80%, 02/15/29 (a)	100,000	101,585
National Fuel Gas Co.
5.50%, 01/15/26 (a)	95,000	95,886
5.50%, 10/01/26	85,000	86,760
4.75%, 09/01/28 (a)	70,000	70,360
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	90,000	89,079
Occidental Petroleum Corp.
5.50%, 12/01/25 (a)	85,000	85,502
5.55%, 03/15/26 (a)	160,000	162,006
8.50%, 07/15/27 (a)	95,000	103,381
5.00%, 08/01/27 (a)	110,000	111,577
6.38%, 09/01/28 (a)	50,000	52,625
5.20%, 08/01/29 (a)	220,000	223,694
ONEOK, Inc.
5.85%, 01/15/26 (a)	95,000	96,486
5.00%, 03/01/26 (a)	135,000	135,724
5.55%, 11/01/26 (a)	155,000	158,580
4.00%, 07/13/27 (a)	100,000	99,294
4.25%, 09/24/27 (a)	150,000	150,180
4.55%, 07/15/28 (a)	145,000	145,789
5.65%, 11/01/28 (a)	110,000	115,018
4.35%, 03/15/29 (a)	100,000	99,489
3.40%, 09/01/29 (a)	150,000	142,692
Ovintiv, Inc.
5.38%, 01/01/26 (a)	100,000	100,668
5.65%, 05/15/28 (a)	100,000	103,220
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	50,000	48,177
Phillips 66
1.30%, 02/15/26 (a)	85,000	81,716
3.90%, 03/15/28 (a)	130,000	128,691
Phillips 66 Co.
3.55%, 10/01/26 (a)	25,000	24,683
4.95%, 12/01/27 (a)	120,000	122,879
3.75%, 03/01/28 (a)	130,000	128,098
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	135,000	129,846
5.10%, 03/29/26	175,000	177,481
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	185,000	184,858
4.50%, 12/15/26 (a)	100,000	100,149

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	250,000	254,197
5.00%, 03/15/27 (a)	290,000	293,851
4.20%, 03/15/28 (a)	200,000	198,958
Schlumberger Investment SA
4.50%, 05/15/28 (a)	100,000	101,516
Shell International Finance BV
2.88%, 05/10/26	300,000	294,408
2.50%, 09/12/26	195,000	189,530
3.88%, 11/13/28 (a)	245,000	244,387
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)(c)	100,000	100,835
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	98,262
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	127,902
6.15%, 03/01/29 (a)	150,000	159,895
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	155,000	157,288
5.00%, 01/15/28 (a)	155,000	155,129
6.88%, 01/15/29 (a)	80,000	82,041
TC PipeLines LP
3.90%, 05/25/27 (a)	110,000	108,378
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	85,000	89,845
7.00%, 10/15/28	75,000	81,810
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	200,000	195,486
TotalEnergies Capital SA
3.88%, 10/11/28	220,000	218,832
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	125,000	125,565
6.20%, 03/09/26 (a)	125,000	125,066
4.25%, 05/15/28 (a)	255,000	254,273
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	210,000	217,260
4.00%, 03/15/28 (a)	75,000	73,994
Valero Energy Corp.
2.15%, 09/15/27 (a)	75,000	70,821
4.35%, 06/01/28 (a)	145,000	145,026
4.00%, 04/01/29 (a)	75,000	74,089
Valero Energy Partners LP
4.50%, 03/15/28 (a)	125,000	125,420
Western Midstream Operating LP
4.65%, 07/01/26 (a)	95,000	95,030
4.50%, 03/01/28 (a)	50,000	49,566
4.75%, 08/15/28 (a)	70,000	69,983
6.35%, 01/15/29 (a)	100,000	106,250
Williams Cos., Inc.
5.40%, 03/02/26	150,000	151,956
3.75%, 06/15/27 (a)	200,000	197,164
5.30%, 08/15/28 (a)	180,000	186,041
4.90%, 03/15/29 (a)	185,000	188,058
		23,482,733
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	180,000	178,893
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	50,000	53,247
Leland Stanford Junior University
1.29%, 06/01/27 (a)	50,000	46,816
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	104,275
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	101,090
		484,321
Technology 8.9%
Adobe, Inc.
2.15%, 02/01/27 (a)	155,000	149,157
4.85%, 04/04/27 (a)	100,000	102,479
4.80%, 04/04/29 (a)	145,000	149,815
Alphabet, Inc.
2.00%, 08/15/26 (a)	370,000	358,730
0.80%, 08/15/27 (a)	185,000	171,428
Analog Devices, Inc.
3.50%, 12/05/26 (a)	200,000	198,414
1.70%, 10/01/28 (a)	175,000	160,809
Apple, Inc.
0.70%, 02/08/26 (a)	400,000	383,636
3.25%, 02/23/26 (a)	620,000	614,612
4.42%, 05/08/26 (a)	160,000	160,040
2.45%, 08/04/26 (a)	420,000	410,029
2.05%, 09/11/26 (a)	400,000	387,184
3.35%, 02/09/27 (a)	415,000	411,311
3.20%, 05/11/27 (a)	405,000	399,763
3.00%, 06/20/27 (a)	145,000	142,471
2.90%, 09/12/27 (a)	300,000	293,331
3.00%, 11/13/27 (a)	200,000	195,978
1.20%, 02/08/28 (a)	425,000	391,510
4.00%, 05/10/28 (a)	260,000	262,964
1.40%, 08/05/28 (a)	350,000	321,202
3.25%, 08/08/29 (a)	195,000	190,320
2.20%, 09/11/29 (a)	300,000	278,121
Applied Materials, Inc.
3.90%, 10/01/25 (a)	100,000	99,731
3.30%, 04/01/27 (a)	190,000	187,163
4.80%, 06/15/29 (a)	100,000	103,112
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	85,000	83,076
5.15%, 08/21/29 (a)	100,000	101,600
Atlassian Corp.
5.25%, 05/15/29 (a)	115,000	119,045
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	98,375
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	160,000	148,635
Avnet, Inc.
4.63%, 04/15/26 (a)	100,000	99,999
6.25%, 03/15/28 (a)	75,000	78,876
Baidu, Inc.
1.72%, 04/09/26 (a)	200,000	192,202
3.63%, 07/06/27	200,000	197,036
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	450,000	447,048
3.50%, 01/15/28 (a)	135,000	131,937
Broadcom, Inc.
3.15%, 11/15/25 (a)	190,000	187,407
3.46%, 09/15/26 (a)	190,000	187,511
5.05%, 07/12/27 (a)	200,000	204,466
1.95%, 02/15/28 (a)(c)	100,000	92,883
4.11%, 09/15/28 (a)	220,000	219,512
4.00%, 04/15/29 (a)(c)	100,000	98,538
4.75%, 04/15/29 (a)	290,000	294,765
5.05%, 07/12/29 (a)	435,000	448,146
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	75,000	73,877

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	100,533
4.30%, 09/10/29 (a)	175,000	175,590
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	190,000	183,067
4.25%, 04/01/28 (a)	165,000	163,202
3.28%, 12/01/28 (a)	105,000	99,653
3.25%, 02/15/29 (a)	125,000	118,060
CGI, Inc.
1.45%, 09/14/26 (a)	100,000	94,667
Cisco Systems, Inc.
4.90%, 02/26/26	150,000	152,211
2.95%, 02/28/26	160,000	157,947
2.50%, 09/20/26 (a)	250,000	244,272
4.80%, 02/26/27 (a)	365,000	373,077
4.85%, 02/26/29 (a)	450,000	465,511
Concentrix Corp.
6.65%, 08/02/26 (a)	100,000	102,757
6.60%, 08/02/28 (a)	170,000	177,339
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	357,000	365,732
4.90%, 10/01/26 (a)	265,000	267,931
6.10%, 07/15/27 (a)	125,000	131,316
5.25%, 02/01/28 (a)	240,000	248,006
Dell, Inc.
7.10%, 04/15/28	50,000	54,349
DXC Technology Co.
1.80%, 09/15/26 (a)	125,000	118,539
2.38%, 09/15/28 (a)	75,000	67,979
Equifax, Inc.
2.60%, 12/15/25 (a)	90,000	88,053
5.10%, 12/15/27 (a)	100,000	102,244
5.10%, 06/01/28 (a)	165,000	169,026
4.80%, 09/15/29 (a)	100,000	101,215
Equinix, Inc.
1.45%, 05/15/26 (a)	100,000	95,602
2.90%, 11/18/26 (a)	100,000	97,377
1.80%, 07/15/27 (a)	75,000	70,380
1.55%, 03/15/28 (a)	100,000	91,239
2.00%, 05/15/28 (a)	125,000	115,365
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	75,000	72,568
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	230,000	219,988
1.65%, 03/01/28 (a)	150,000	137,253
3.75%, 05/21/29 (a)	95,000	93,021
Fiserv, Inc.
3.20%, 07/01/26 (a)	300,000	294,855
5.15%, 03/15/27 (a)	170,000	173,915
2.25%, 06/01/27 (a)	160,000	152,330
5.45%, 03/02/28 (a)	180,000	186,892
5.38%, 08/21/28 (a)	120,000	124,739
4.20%, 10/01/28 (a)	175,000	174,465
3.50%, 07/01/29 (a)	500,000	483,220
Flex Ltd.
3.75%, 02/01/26 (a)	140,000	138,485
6.00%, 01/15/28 (a)	75,000	77,799
4.88%, 06/15/29 (a)	120,000	120,178
Fortinet, Inc.
1.00%, 03/15/26 (a)	120,000	114,499
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	75,000	71,840
6.00%, 06/04/29 (a)	75,000	78,523
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Global Payments, Inc.
1.20%, 03/01/26 (a)	250,000	239,047
4.80%, 04/01/26 (a)	125,000	125,278
2.15%, 01/15/27 (a)	100,000	95,378
4.95%, 08/15/27 (a)	90,000	91,551
4.45%, 06/01/28 (a)	75,000	74,768
3.20%, 08/15/29 (a)	200,000	187,404
5.30%, 08/15/29 (a)	100,000	102,932
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	490,000	490,480
1.75%, 04/01/26 (a)	130,000	125,050
6.10%, 04/01/26 (a)	75,000	75,000
4.45%, 09/25/26	200,000	200,444
4.40%, 09/25/27 (a)	200,000	200,244
5.25%, 07/01/28 (a)	75,000	77,409
HP, Inc.
1.45%, 06/17/26 (a)	105,000	100,150
3.00%, 06/17/27 (a)	150,000	145,385
4.75%, 01/15/28 (a)	165,000	167,973
4.00%, 04/15/29 (a)	220,000	216,528
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	130,000	130,800
4.60%, 02/05/27 (a)	115,000	116,408
4.60%, 02/05/29 (a)	110,000	111,951
Intel Corp.
4.88%, 02/10/26	225,000	226,148
2.60%, 05/19/26 (a)	140,000	135,891
3.75%, 03/25/27 (a)	210,000	206,396
3.15%, 05/11/27 (a)	205,000	198,245
3.75%, 08/05/27 (a)	250,000	245,092
4.88%, 02/10/28 (a)	265,000	267,809
1.60%, 08/12/28 (a)	210,000	187,851
4.00%, 08/05/29 (a)	150,000	146,529
International Business Machines Corp.
7.00%, 10/30/25	100,000	103,008
3.45%, 02/19/26	200,000	198,050
3.30%, 05/15/26	560,000	552,860
3.30%, 01/27/27	100,000	98,452
2.20%, 02/09/27 (a)	135,000	129,383
1.70%, 05/15/27 (a)	210,000	197,784
4.15%, 07/27/27 (a)	135,000	135,585
6.22%, 08/01/27	75,000	79,425
6.50%, 01/15/28	75,000	80,657
4.50%, 02/06/28 (a)	215,000	218,066
3.50%, 05/15/29	580,000	563,743
Intuit, Inc.
1.35%, 07/15/27 (a)	175,000	163,301
5.13%, 09/15/28 (a)	150,000	156,282
Jabil, Inc.
1.70%, 04/15/26 (a)	90,000	86,283
4.25%, 05/15/27 (a)	75,000	74,628
3.95%, 01/12/28 (a)	80,000	78,619
5.45%, 02/01/29 (a)	50,000	51,533
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	75,000	71,853
3.75%, 08/15/29 (a)	100,000	96,564
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	125,000	125,841
KLA Corp.
4.10%, 03/15/29 (a)	165,000	165,881
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	95,120
2.70%, 10/15/28 (a)	50,000	46,275
Lam Research Corp.
3.75%, 03/15/26 (a)	145,000	144,291
4.00%, 03/15/29 (a)	205,000	204,926

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	105,000	100,699
2.45%, 04/15/28 (a)	110,000	102,697
4.88%, 06/22/28 (a)	75,000	75,732
5.75%, 02/15/29 (a)	100,000	104,995
Mastercard, Inc.
2.95%, 11/21/26 (a)	135,000	132,467
3.30%, 03/26/27 (a)	200,000	197,230
3.50%, 02/26/28 (a)	95,000	93,891
4.88%, 03/09/28 (a)	130,000	134,337
2.95%, 06/01/29 (a)	155,000	148,639
Microchip Technology, Inc.
5.05%, 03/15/29 (a)	165,000	169,547
Micron Technology, Inc.
4.98%, 02/06/26 (a)	90,000	90,628
4.19%, 02/15/27 (a)	175,000	174,584
5.38%, 04/15/28 (a)	100,000	103,072
5.33%, 02/06/29 (a)	140,000	144,714
Microsoft Corp.
3.13%, 11/03/25 (a)	500,000	495,370
2.40%, 08/08/26 (a)	650,000	634,237
3.40%, 09/15/26 (a)	200,000	198,746
3.30%, 02/06/27 (a)	680,000	673,880
3.40%, 06/15/27 (a)	55,000	54,643
Moody's Corp.
3.25%, 01/15/28 (a)	20,000	19,574
4.25%, 02/01/29 (a)	100,000	100,513
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	100,000	101,059
5.00%, 04/15/29 (a)	80,000	82,160
4.60%, 05/23/29 (a)	125,000	126,195
NetApp, Inc.
2.38%, 06/22/27 (a)	125,000	119,203
Nokia OYJ
4.38%, 06/12/27	80,000	79,606
NVIDIA Corp.
3.20%, 09/16/26 (a)	190,000	188,070
1.55%, 06/15/28 (a)	240,000	221,940
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	75,000	75,774
5.55%, 12/01/28 (a)	140,000	145,376
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)	100,000	99,288
3.15%, 05/01/27 (a)	75,000	72,923
4.40%, 06/01/27 (a)	100,000	100,309
4.30%, 06/18/29 (a)	150,000	149,316
Oracle Corp.
5.80%, 11/10/25	215,000	218,399
1.65%, 03/25/26 (a)	435,000	418,239
2.65%, 07/15/26 (a)	435,000	423,168
2.80%, 04/01/27 (a)	390,000	377,633
3.25%, 11/15/27 (a)	450,000	438,183
2.30%, 03/25/28 (a)	350,000	328,730
4.50%, 05/06/28 (a)	140,000	141,792
4.20%, 09/27/29 (a)	300,000	299,445
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	250,000	243,652
3.90%, 06/01/27 (a)	75,000	75,039
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	355,000	349,434
1.30%, 05/20/28 (a)	195,000	177,514
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	148,716
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Roper Technologies, Inc.
3.85%, 12/15/25 (a)	70,000	69,696
3.80%, 12/15/26 (a)	155,000	154,123
1.40%, 09/15/27 (a)	125,000	115,821
4.20%, 09/15/28 (a)	180,000	179,998
2.95%, 09/15/29 (a)	100,000	93,944
S&P Global, Inc.
2.95%, 01/22/27 (a)	130,000	126,911
2.45%, 03/01/27 (a)	200,000	192,956
4.75%, 08/01/28 (a)	100,000	102,303
2.70%, 03/01/29 (a)	200,000	188,830
4.25%, 05/01/29 (a)	125,000	125,768
Salesforce, Inc.
3.70%, 04/11/28 (a)	250,000	248,692
1.50%, 07/15/28 (a)	180,000	165,058
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	120,000	114,764
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	100,000	95,087
2.38%, 08/09/28 (a)	100,000	92,281
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	100,000	94,911
4.60%, 02/08/27 (a)	100,000	101,678
2.90%, 11/03/27 (a)	100,000	97,103
4.60%, 02/15/28 (a)	130,000	132,830
4.60%, 02/08/29 (a)	100,000	102,657
2.25%, 09/04/29 (a)	100,000	92,212
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	98,497
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	101,495
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	200,000	190,212
3.88%, 04/22/27 (a)	150,000	148,832
Tyco Electronics Group SA
3.70%, 02/15/26 (a)	125,000	124,123
3.13%, 08/15/27 (a)	110,000	107,358
VeriSign, Inc.
4.75%, 07/15/27 (a)	100,000	100,239
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	75,000	74,633
Visa, Inc.
3.15%, 12/14/25 (a)	745,000	737,036
1.90%, 04/15/27 (a)	200,000	191,112
0.75%, 08/15/27 (a)	75,000	69,194
2.75%, 09/15/27 (a)	125,000	121,583
VMware LLC
1.40%, 08/15/26 (a)	225,000	213,361
3.90%, 08/21/27 (a)	320,000	316,784
1.80%, 08/15/28 (a)	100,000	90,983
Western Digital Corp.
2.85%, 02/01/29 (a)	120,000	109,435
Western Union Co.
1.35%, 03/15/26 (a)	100,000	95,453
Workday, Inc.
3.50%, 04/01/27 (a)	150,000	147,689
3.70%, 04/01/29 (a)	100,000	97,719
		41,116,323
Transportation 1.3%
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 04/01/28	75,769	73,234
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	131,982	125,667

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	61,941	59,834
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29 (f)	97,800	92,806
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	47,906	45,682
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	95,000	96,458
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	60,000	62,003
3.25%, 06/15/27 (a)	75,000	73,846
Canadian National Railway Co.
2.75%, 03/01/26 (a)	75,000	73,697
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	195,000	185,583
4.00%, 06/01/28 (a)	90,000	89,566
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	130,000	129,310
CSX Corp.
3.35%, 11/01/25 (a)	100,000	99,070
2.60%, 11/01/26 (a)	115,000	111,877
3.25%, 06/01/27 (a)	165,000	162,093
3.80%, 03/01/28 (a)	140,000	139,051
4.25%, 03/15/29 (a)	205,000	206,630
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	114,124	106,752
Delta Air Lines, Inc.
7.38%, 01/15/26 (a)	150,000	154,399
4.38%, 04/19/28 (a)	75,000	74,303
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	123,242
3.40%, 02/15/28 (a)	75,000	73,277
4.20%, 10/17/28 (a)	60,000	60,116
3.10%, 08/05/29 (a)	150,000	142,659
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	90,000	85,626
6.25%, 05/06/29 (a)	120,000	126,436
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	99,438
Kirby Corp.
4.20%, 03/01/28 (a)	75,000	74,244
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	145,000	142,065
7.80%, 05/15/27	100,000	109,135
3.80%, 08/01/28 (a)	75,000	74,407
Ryder System, Inc.
1.75%, 09/01/26 (a)	45,000	42,855
2.90%, 12/01/26 (a)	95,000	92,204
2.85%, 03/01/27 (a)	100,000	96,717
4.30%, 06/15/27 (a)	50,000	50,035
5.65%, 03/01/28 (a)	95,000	99,058
5.25%, 06/01/28 (a)	135,000	139,354
5.38%, 03/15/29 (a)	120,000	124,590
5.50%, 06/01/29 (a)	75,000	78,283
4.95%, 09/01/29 (a)	50,000	50,988
Southwest Airlines Co.
3.00%, 11/15/26 (a)	50,000	48,592
5.13%, 06/15/27 (a)	300,000	305,337
3.45%, 11/16/27 (a)	90,000	87,221
Union Pacific Corp.
4.75%, 02/21/26 (a)	40,000	40,326
2.75%, 03/01/26 (a)	110,000	107,986
2.15%, 02/05/27 (a)	75,000	71,964
3.00%, 04/15/27 (a)	75,000	73,284
3.95%, 09/10/28 (a)	195,000	194,963
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 02/01/29	20,000	22,046
3.70%, 03/01/29 (a)	300,000	296,745
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	63,548	62,480
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	37,433	36,639
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	110,362	104,744
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	49,983	46,794
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	274,106	280,092
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	75,000	72,641
3.05%, 11/15/27 (a)	155,000	150,875
3.40%, 03/15/29 (a)	170,000	166,047
2.50%, 09/01/29 (a)	75,000	69,962
		6,285,328
		228,048,407

Utility 6.3%
Electric 5.7%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	75,000	74,030
5.45%, 05/15/29 (a)	125,000	130,436
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	75,000	73,385
AES Corp.
1.38%, 01/15/26 (a)	150,000	143,959
5.45%, 06/01/28 (a)	125,000	128,766
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	99,589
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (d)	180,000	182,412
Ameren Corp.
3.65%, 02/15/26 (a)	125,000	123,766
5.70%, 12/01/26 (a)	100,000	102,845
1.95%, 03/15/27 (a)	100,000	94,798
1.75%, 03/15/28 (a)	50,000	46,000
5.00%, 01/15/29 (a)	100,000	102,478
Ameren Illinois Co.
3.80%, 05/15/28 (a)	25,000	24,733
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	115,000	110,720
5.75%, 11/01/27 (a)	140,000	146,402
4.30%, 12/01/28 (a)	140,000	140,048
5.20%, 01/15/29 (a)	150,000	154,971
3.88%, 02/15/62 (a)(b)	145,000	136,964
Arizona Public Service Co.
2.95%, 09/15/27 (a)	85,000	82,011
Avangrid, Inc.
3.80%, 06/01/29 (a)	125,000	121,616
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	125,000	121,731
Black Hills Corp.
3.95%, 01/15/26 (a)	75,000	74,456
3.15%, 01/15/27 (a)	90,000	87,562
5.95%, 03/15/28 (a)	25,000	26,240
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	135,000	130,692
5.20%, 10/01/28 (a)	70,000	72,810

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	120,000	114,529
5.25%, 08/10/26	60,000	61,030
5.40%, 06/01/29 (a)	100,000	103,904
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	100,000	98,458
CMS Energy Corp.
3.00%, 05/15/26 (a)	90,000	87,912
3.45%, 08/15/27 (a)	50,000	49,027
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	145,000	141,403
2.95%, 08/15/27 (a)	70,000	68,082
3.70%, 08/15/28 (a)	120,000	118,386
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	110,000	105,640
3.20%, 03/15/27 (a)	130,000	127,687
4.65%, 01/01/29 (a)	100,000	101,842
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	75,000	73,010
3.80%, 05/15/28 (a)	125,000	123,742
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	110,000	114,865
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	76,362
4.90%, 02/15/29 (a)	85,000	87,727
4.60%, 05/30/29 (a)	100,000	102,085
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	205,000	203,801
1.45%, 04/15/26 (a)	100,000	95,831
2.85%, 08/15/26 (a)	75,000	73,124
3.60%, 03/15/27 (a)	50,000	49,226
4.25%, 06/01/28 (a)	85,000	85,118
DTE Electric Co.
4.85%, 12/01/26	100,000	102,107
1.90%, 04/01/28 (a)	100,000	93,047
DTE Energy Co.
2.85%, 10/01/26 (a)	100,000	97,387
4.95%, 07/01/27 (a)	150,000	152,650
4.88%, 06/01/28 (a)	140,000	143,049
5.10%, 03/01/29 (a)	225,000	231,768
3.40%, 06/15/29 (a)	75,000	71,776
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	122,435
3.95%, 11/15/28 (a)	135,000	134,622
6.00%, 12/01/28	50,000	53,786
2.45%, 08/15/29 (a)	150,000	139,140
Duke Energy Corp.
5.00%, 12/08/25	115,000	115,850
2.65%, 09/01/26 (a)	250,000	243,290
4.85%, 01/05/27	135,000	137,248
3.15%, 08/15/27 (a)	165,000	160,497
5.00%, 12/08/27 (a)	120,000	122,999
4.30%, 03/15/28 (a)	136,000	136,207
4.85%, 01/05/29 (a)	100,000	102,112
3.40%, 06/15/29 (a)	100,000	96,126
3.25%, 01/15/82 (a)(b)	75,000	69,839
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	145,000	142,679
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	105,000	102,860
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	91,000	89,927
3.45%, 03/15/29 (a)	100,000	97,428
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edison International
5.75%, 06/15/27 (a)	190,000	196,173
4.13%, 03/15/28 (a)	150,000	148,743
5.25%, 11/15/28 (a)	110,000	113,125
5.45%, 06/15/29 (a)	100,000	103,904
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	165,000	162,061
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	99,251
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	150,615
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	120,000	118,975
4.00%, 06/01/28 (a)	50,000	49,729
Entergy Corp.
2.95%, 09/01/26 (a)	150,000	146,509
1.90%, 06/15/28 (a)	100,000	91,839
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	110,000	106,479
3.25%, 04/01/28 (a)	85,000	82,335
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	80,000	76,190
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	90,000	89,347
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	60,000	58,486
3.10%, 04/01/27 (a)	50,000	48,782
Evergy, Inc.
2.90%, 09/15/29 (a)	100,000	92,935
Eversource Energy
1.40%, 08/15/26 (a)	75,000	71,115
5.00%, 01/01/27	10,000	10,172
2.90%, 03/01/27 (a)	120,000	116,209
4.60%, 07/01/27 (a)	105,000	105,708
3.30%, 01/15/28 (a)	120,000	115,993
5.45%, 03/01/28 (a)	185,000	191,902
5.95%, 02/01/29 (a)	125,000	132,384
4.25%, 04/01/29 (a)	75,000	74,509
Exelon Corp.
3.40%, 04/15/26 (a)	150,000	148,197
2.75%, 03/15/27 (a)	125,000	121,094
5.15%, 03/15/28 (a)	150,000	154,171
5.15%, 03/15/29 (a)	125,000	129,606
FirstEnergy Corp.
1.60%, 01/15/26 (a)	50,000	48,122
3.90%, 07/15/27 (a)(d)	295,000	291,843
Florida Power & Light Co.
3.13%, 12/01/25 (a)	110,000	108,893
4.45%, 05/15/26 (a)	95,000	95,748
3.30%, 05/30/27 (a)	75,000	73,742
5.05%, 04/01/28 (a)	245,000	252,987
4.40%, 05/15/28 (a)	125,000	126,501
5.15%, 06/15/29 (a)	125,000	130,491
Fortis, Inc.
3.06%, 10/04/26 (a)	140,000	136,297
Georgia Power Co.
3.25%, 04/01/26 (a)	70,000	69,177
3.25%, 03/30/27 (a)	75,000	73,565
4.65%, 05/16/28 (a)	190,000	193,623
2.65%, 09/15/29 (a)	125,000	116,780
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	98,888
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	120,000	119,407
3.60%, 04/01/29 (a)	90,000	87,544

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ITC Holdings Corp.
3.25%, 06/30/26 (a)	65,000	63,828
3.35%, 11/15/27 (a)	125,000	121,857
Louisville Gas & Electric Co.
3.30%, 10/01/25 (a)	75,000	74,258
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	75,000	73,501
3.65%, 04/15/29 (a)	100,000	98,290
Mississippi Power Co.
3.95%, 03/30/28 (a)	40,000	39,574
National Grid PLC
5.60%, 06/12/28 (a)	125,000	130,654
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/25	100,000	101,326
3.25%, 11/01/25 (a)	115,000	113,752
4.45%, 03/13/26 (a)	100,000	100,518
1.00%, 06/15/26 (a)	140,000	132,772
3.05%, 04/25/27 (a)	70,000	68,312
5.10%, 05/06/27 (a)	75,000	76,951
3.40%, 02/07/28 (a)	150,000	146,766
4.80%, 03/15/28 (a)	140,000	143,154
5.05%, 09/15/28 (a)	105,000	108,525
3.90%, 11/01/28 (a)	95,000	94,174
4.85%, 02/07/29 (a)	75,000	77,013
3.70%, 03/15/29 (a)	100,000	98,244
5.15%, 06/15/29 (a)	75,000	77,942
5.25%, 04/20/46 (a)(b)	75,000	74,884
7.13%, 09/15/53 (a)(b)	70,000	73,718
Nevada Power Co.
3.70%, 05/01/29 (a)	75,000	73,587
NextEra Energy Capital Holdings, Inc.
4.95%, 01/29/26	150,000	151,527
1.88%, 01/15/27 (a)	175,000	166,217
3.55%, 05/01/27 (a)	250,000	246,572
4.63%, 07/15/27 (a)	200,000	203,092
4.90%, 02/28/28 (a)	200,000	204,410
1.90%, 06/15/28 (a)	250,000	230,605
4.90%, 03/15/29 (a)	150,000	153,811
3.50%, 04/01/29 (a)	110,000	106,614
6.70%, 09/01/54 (a)(b)	175,000	183,540
4.80%, 12/01/77 (a)(b)	100,000	95,069
5.65%, 05/01/79 (a)(b)	75,000	74,969
3.80%, 03/15/82 (a)(b)	100,000	95,444
NSTAR Electric Co.
3.25%, 05/15/29 (a)	140,000	134,634
OGE Energy Corp.
5.45%, 05/15/29 (a)	70,000	73,021
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	98,725
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (a)	75,000	72,419
4.30%, 05/15/28 (a)	100,000	100,634
3.70%, 11/15/28 (a)	50,000	49,268
5.75%, 03/15/29 (a)	75,000	79,639
Pacific Gas & Electric Co.
3.15%, 01/01/26	355,000	348,422
2.95%, 03/01/26 (a)	130,000	126,937
3.30%, 03/15/27 (a)	75,000	72,998
5.45%, 06/15/27 (a)	75,000	76,854
2.10%, 08/01/27 (a)	155,000	145,424
3.30%, 12/01/27 (a)	210,000	202,868
3.00%, 06/15/28 (a)	125,000	119,059
3.75%, 07/01/28	125,000	121,710
4.65%, 08/01/28 (a)	100,000	100,387
6.10%, 01/15/29 (a)	160,000	169,066
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 03/01/29 (a)	75,000	73,991
5.55%, 05/15/29 (a)	150,000	155,901
PacifiCorp
5.10%, 02/15/29 (a)	100,000	103,339
3.50%, 06/15/29 (a)	100,000	96,733
PECO Energy Co.
3.15%, 10/15/25 (a)	130,000	128,600
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	135,000	132,230
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	100,000	95,546
2.25%, 09/15/26 (a)	60,000	58,021
3.00%, 05/15/27 (a)	75,000	73,155
3.70%, 05/01/28 (a)	85,000	83,915
3.20%, 05/15/29 (a)	75,000	72,173
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	100,000	104,779
5.88%, 10/15/28 (a)	100,000	105,530
5.20%, 04/01/29 (a)	120,000	124,482
Puget Energy, Inc.
2.38%, 06/15/28 (a)	125,000	115,807
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	100,000	97,734
4.95%, 08/15/28 (a)	115,000	118,226
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	95,000	92,698
Southern California Edison Co.
1.20%, 02/01/26 (a)	80,000	76,732
4.88%, 02/01/27 (a)	100,000	101,629
4.70%, 06/01/27 (a)	110,000	111,572
5.85%, 11/01/27 (a)	150,000	157,641
3.65%, 03/01/28 (a)	80,000	78,458
5.30%, 03/01/28 (a)	135,000	139,698
5.65%, 10/01/28 (a)	140,000	147,253
4.20%, 03/01/29 (a)	125,000	124,610
5.15%, 06/01/29 (a)	100,000	103,795
2.85%, 08/01/29 (a)	75,000	70,420
Southern Co.
5.15%, 10/06/25	100,000	100,774
3.25%, 07/01/26 (a)	290,000	285,215
5.11%, 08/01/27 (d)	105,000	107,461
1.75%, 03/15/28 (a)	75,000	68,906
4.85%, 06/15/28 (a)	115,000	117,830
5.50%, 03/15/29 (a)	205,000	215,281
4.00%, 01/15/51 (a)(b)	223,000	220,308
3.75%, 09/15/51 (a)(b)	190,000	184,080
Southern Power Co.
4.15%, 12/01/25 (a)	155,000	154,566
0.90%, 01/15/26 (a)	90,000	86,185
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	75,000	72,371
2.75%, 10/01/26 (a)	95,000	92,127
4.10%, 09/15/28 (a)	75,000	74,467
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	90,000	94,422
Tampa Electric Co.
4.90%, 03/01/29 (a)	75,000	76,970
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	145,996
Virginia Electric & Power Co.
3.15%, 01/15/26 (a)	110,000	108,713
2.95%, 11/15/26 (a)	75,000	73,370
3.50%, 03/15/27 (a)	170,000	167,977
3.75%, 05/15/27 (a)	125,000	124,134

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 04/01/28 (a)	100,000	99,110
2.88%, 07/15/29 (a)	75,000	70,668
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	160,000	160,742
5.15%, 10/01/27 (a)	120,000	123,298
1.38%, 10/15/27 (a)	115,000	105,855
4.75%, 01/15/28 (a)	100,000	101,683
2.20%, 12/15/28 (a)	75,000	69,280
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	75,000	68,949
5.00%, 05/15/29 (a)	75,000	77,921
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	75,000	71,402
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	75,000	73,544
1.75%, 03/15/27 (a)	100,000	94,271
4.00%, 06/15/28 (a)	125,000	123,477
		26,208,742
Natural Gas 0.5%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	73,083
2.63%, 09/15/29 (a)	100,000	93,453
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	180,000	186,032
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	245,822
5.25%, 03/30/28 (a)	155,000	159,712
5.20%, 07/01/29 (a)	100,000	103,589
2.95%, 09/01/29 (a)	100,000	93,874
ONE Gas, Inc.
5.10%, 04/01/29 (a)	70,000	72,645
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	100,000	96,760
Sempra
5.40%, 08/01/26 (a)	85,000	86,634
3.25%, 06/15/27 (a)	135,000	131,481
3.40%, 02/01/28 (a)	175,000	169,818
3.70%, 04/01/29 (a)	75,000	72,778
4.13%, 04/01/52 (a)(b)	165,000	157,400
Southern California Gas Co.
2.60%, 06/15/26 (a)	95,000	92,753
2.95%, 04/15/27 (a)	130,000	126,580
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	140,000	137,908
Southwest Gas Corp.
5.80%, 12/01/27 (a)	10,000	10,404
5.45%, 03/23/28 (a)	95,000	98,179
3.70%, 04/01/28 (a)	50,000	48,878
Spire, Inc.
5.30%, 03/01/26	65,000	65,736
		2,323,519
Utility Other 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (a)	104,000	101,038
3.75%, 09/01/28 (a)	100,000	98,570
3.45%, 06/01/29 (a)	100,000	96,744
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	75,000	76,043
3.57%, 05/01/29 (a)	75,000	72,664
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Utilities PLC
6.88%, 08/15/28	75,000	81,388
		526,447
		29,058,708
Total Corporates (Cost $453,717,360)		457,746,762

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (h)	1,800,031	1,800,031
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (h)(i)	725,818	725,818
		2,525,849
Total Short-Term Investments (Cost $2,525,849)		2,525,849
Total Investments in Securities (Cost $456,243,209)		460,272,611

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
2 Year US Treasury Notes (CBOT), expires 12/31/24	5	1,041,211	(202)
3 Year US Treasury Notes (CBOT), expires 12/31/24	4	853,594	(256)
			(458)

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,001,095 or 0.6% of net assets.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $746,673.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/24	FACE AMOUNT AT 9/30/24	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp.
3.00%, 03/10/25	$38,980	$9,739	($48,896 )	$55	($179 )	$301	$—	$—	$377
4.20%, 03/24/25	84,068	—	(83,997)	(3,206)	3,753	(618)	—	—	902
3.63%, 04/01/25	54,041	—	(54,028)	(1,757)	2,151	(407)	—	—	670
3.85%, 05/21/25	93,319	—	(93,540)	(3,746)	5,165	(1,198)	—	—	1,544
3.45%, 02/13/26	29,098	19,394	—	—	1,332	(375)	49,449	50,000	1,029
0.90%, 03/11/26	160,522	4,594	—	—	6,184	242	171,542	180,000	1,208
1.15%, 05/13/26	123,839	18,791	—	—	4,931	303	147,864	155,000	1,199
5.88%, 08/24/26	102,617	50,763	—	—	1,439	(427)	154,392	150,000	5,761
3.20%, 03/02/27	71,612	28,830	—	—	1,806	416	102,664	105,000	2,005
2.45%, 03/03/27	195,659	47,834	—	—	4,908	1,337	249,738	260,000	3,920
3.30%, 04/01/27	47,741	52,461	—	—	2,113	602	102,917	105,000	2,552
3.20%, 01/25/28	85,025	—	—	—	1,192	1,213	87,430	90,000	2,160
2.00%, 03/20/28	142,633	17,732	—	—	4,028	3,340	167,733	180,000	2,679
4.00%, 02/01/29	—	81,566	—	—	2,782	311	84,659	85,000	1,647
5.64%, 05/19/29	179,897	—	—	—	2,908	28	182,833	175,000	7,406
3.25%, 05/22/29	—	83,144	—	—	3,022	390	86,556	90,000	928
6.20%, 11/17/29	183,989	31,550	—	—	4,212	(588)	219,163	205,000	8,573
Total	$1,593,040	$446,398	($280,461 )	($8,654 )	$51,747	$4,870	$1,806,940		$44,560

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$457,746,762	$—	$457,746,762
Short-Term Investments [1]	2,525,849	—	—	2,525,849
Liabilities
Futures Contracts [2]	(458)	—	—	(458)
Total	$2,525,391	$457,746,762	$—	$460,272,153

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of September 30, 2024 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.5% OF NET ASSETS

Agency 0.0%
Consumer Cyclical 0.0%
Aptiv PLC/Aptiv Global Financing DAC
6.88%, 12/15/54 (a)(b)	1,875,000	1,894,313

Financial Institutions 36.3%
Banking 24.2%
Ally Financial, Inc.
8.00%, 11/01/31	9,352,000	10,581,108
6.18%, 07/26/35 (a)(b)	2,755,000	2,822,277
American Express Co.
6.49%, 10/30/31 (a)(b)	3,700,000	4,093,828
4.99%, 05/26/33 (a)(b)	2,790,000	2,822,978
4.42%, 08/03/33 (a)(b)	4,360,000	4,325,730
5.04%, 05/01/34 (a)(b)	4,465,000	4,583,189
5.63%, 07/28/34 (a)(b)	2,000,000	2,093,980
5.92%, 04/25/35 (a)(b)	2,035,000	2,174,438
5.28%, 07/26/35 (a)(b)	6,290,000	6,553,299
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34 (a)(b)	2,800,000	3,216,668
6.03%, 03/13/35 (a)(b)	3,600,000	3,821,904
Banco Santander SA
3.49%, 05/28/30	3,400,000	3,211,300
2.75%, 12/03/30	5,600,000	4,952,752
2.96%, 03/25/31	2,800,000	2,541,308
5.44%, 07/15/31	5,400,000	5,657,202
3.23%, 11/22/32 (a)(b)	3,600,000	3,188,772
6.92%, 08/08/33	7,400,000	8,188,248
6.94%, 11/07/33	5,600,000	6,494,656
6.35%, 03/14/34	4,600,000	4,925,588
Bank of America Corp.
2.88%, 10/22/30 (a)(b)	7,320,000	6,806,356
2.50%, 02/13/31 (a)(b)	12,945,000	11,737,231
2.59%, 04/29/31 (a)(b)	11,080,000	10,065,958
1.90%, 07/23/31 (a)(b)	10,100,000	8,773,062
1.92%, 10/24/31 (a)(b)	9,205,000	7,942,258
2.65%, 03/11/32 (a)(b)	7,325,000	6,539,687
2.69%, 04/22/32 (a)(b)	16,510,000	14,733,194
2.30%, 07/21/32 (a)(b)	13,760,000	11,919,462
2.57%, 10/20/32 (a)(b)	11,940,000	10,474,484
2.97%, 02/04/33 (a)(b)	13,800,000	12,368,664
4.57%, 04/27/33 (a)(b)	14,710,000	14,635,420
5.02%, 07/22/33 (a)(b)	18,470,000	18,956,869
5.29%, 04/25/34 (a)(b)	18,370,000	19,095,248
5.87%, 09/15/34 (a)(b)	13,750,000	14,846,425
5.47%, 01/23/35 (a)(b)	18,370,000	19,334,609
5.43%, 08/15/35 (a)(b)	9,165,000	9,407,964
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.48%, 09/21/36 (a)(b)	7,480,000	6,316,187
3.85%, 03/08/37 (a)(b)	9,248,000	8,549,406
Bank of Montreal
5.51%, 06/04/31 (a)	3,010,000	3,172,510
3.09%, 01/10/37 (a)(b)	4,505,000	3,905,430
Bank of New York Mellon Corp.
1.65%, 01/28/31 (a)	1,870,000	1,609,285
1.80%, 07/28/31 (a)	1,690,000	1,452,741
2.50%, 01/26/32 (a)	1,690,000	1,489,059
5.06%, 07/22/32 (a)(b)	3,880,000	4,018,594
4.29%, 06/13/33 (a)(b)	2,775,000	2,724,356
5.83%, 10/25/33 (a)(b)	5,500,000	5,959,195
4.71%, 02/01/34 (a)(b)	2,800,000	2,820,020
4.97%, 04/26/34 (a)(b)	3,685,000	3,778,599
6.47%, 10/25/34 (a)(b)	4,080,000	4,615,663
5.19%, 03/14/35 (a)(b)	3,770,000	3,917,105
5.61%, 07/21/39 (a)(b)	1,935,000	2,033,182
Bank of Nova Scotia
4.85%, 02/01/30	4,525,000	4,631,699
2.15%, 08/01/31	2,460,000	2,132,672
2.45%, 02/02/32	3,215,000	2,804,445
4.74%, 11/10/32 (a)(b)	2,400,000	2,409,840
5.65%, 02/01/34	3,275,000	3,508,868
4.59%, 05/04/37 (a)(b)	4,555,000	4,344,468
BankUnited, Inc.
5.13%, 06/11/30 (a)	1,185,000	1,163,350
Barclays PLC
2.65%, 06/24/31 (a)(b)	3,805,000	3,403,382
2.67%, 03/10/32 (a)(b)	3,580,000	3,145,209
2.89%, 11/24/32 (a)(b)	4,702,000	4,125,723
5.75%, 08/09/33 (a)(b)	3,775,000	3,950,915
7.44%, 11/02/33 (a)(b)	7,505,000	8,668,725
6.22%, 05/09/34 (a)(b)	7,430,000	8,008,871
7.12%, 06/27/34 (a)(b)	5,740,000	6,395,106
6.69%, 09/13/34 (a)(b)	5,640,000	6,279,576
5.34%, 09/10/35 (a)(b)	6,500,000	6,577,675
3.56%, 09/23/35 (a)(b)	3,764,000	3,425,767
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	3,800,000	3,559,118
6.09%, 10/03/33 (a)	4,090,000	4,471,433
Capital One Financial Corp.
7.62%, 10/30/31 (a)(b)	6,455,000	7,340,949
2.36%, 07/29/32 (a)(b)	3,695,000	3,027,794
2.62%, 11/02/32 (a)(b)	1,835,000	1,569,017
5.27%, 05/10/33 (a)(b)	4,040,000	4,083,188
5.82%, 02/01/34 (a)(b)	4,604,000	4,795,849
6.38%, 06/08/34 (a)(b)	6,455,000	6,979,469
6.05%, 02/01/35 (a)(b)	3,675,000	3,893,662
5.88%, 07/26/35 (a)(b)	3,755,000	3,933,362
Citibank NA
5.57%, 04/30/34 (a)	7,645,000	8,159,585

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citigroup, Inc.
2.98%, 11/05/30 (a)(b)	8,500,000	7,909,845
2.67%, 01/29/31 (a)(b)	8,390,000	7,646,310
4.41%, 03/31/31 (a)(b)	14,675,000	14,574,476
2.57%, 06/03/31 (a)(b)	12,875,000	11,590,590
2.56%, 05/01/32 (a)(b)	10,840,000	9,536,707
6.63%, 06/15/32	3,735,000	4,138,343
2.52%, 11/03/32 (a)(b)	6,465,000	5,611,685
3.06%, 01/25/33 (a)(b)	11,310,000	10,107,634
5.88%, 02/22/33	1,800,000	1,917,648
3.79%, 03/17/33 (a)(b)	11,343,000	10,636,785
4.91%, 05/24/33 (a)(b)	9,220,000	9,294,682
6.00%, 10/31/33	2,395,000	2,584,157
6.27%, 11/17/33 (a)(b)	10,265,000	11,287,189
6.17%, 05/25/34 (a)(b)	11,930,000	12,744,461
5.83%, 02/13/35 (a)(b)	9,155,000	9,560,475
5.45%, 06/11/35 (a)(b)	9,545,000	9,968,034
5.41%, 09/19/39 (a)(b)	1,000,000	996,970
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	1,290,000	1,147,855
3.25%, 04/30/30 (a)	2,965,000	2,755,078
5.72%, 07/23/32 (a)(b)	4,200,000	4,363,296
2.64%, 09/30/32 (a)	2,420,000	2,003,833
6.65%, 04/25/35 (a)(b)	2,765,000	3,037,325
5.64%, 05/21/37 (a)(b)	1,520,000	1,509,664
Comerica Bank
5.33%, 08/25/33 (a)(b)	1,895,000	1,819,086
Credit Suisse USA LLC
7.13%, 07/15/32	2,855,000	3,298,239
Deutsche Bank AG
5.88%, 07/08/31 (a)(b)	1,845,000	1,898,007
3.55%, 09/18/31 (a)(b)	5,590,000	5,208,371
3.73%, 01/14/32 (a)(b)	4,620,000	4,154,489
3.04%, 05/28/32 (a)(b)	3,380,000	3,012,864
3.74%, 01/07/33 (a)(b)	4,655,000	4,076,802
7.08%, 02/10/34 (a)(b)	5,775,000	6,233,362
5.40%, 09/11/35 (a)(b)	4,000,000	4,030,560
Discover Bank
2.70%, 02/06/30 (a)	1,885,000	1,698,234
Discover Financial Services
6.70%, 11/29/32 (a)	2,725,000	2,997,909
7.96%, 11/02/34 (a)(b)	3,730,000	4,387,412
Fifth Third Bancorp
5.63%, 01/29/32 (a)(b)	3,480,000	3,639,454
4.34%, 04/25/33 (a)(b)	2,270,000	2,183,127
First Horizon Bank
5.75%, 05/01/30 (a)	1,660,000	1,687,091
Goldman Sachs Capital I
6.35%, 02/15/34	3,455,000	3,731,124
Goldman Sachs Group, Inc.
2.60%, 02/07/30 (a)	7,360,000	6,757,805
3.80%, 03/15/30 (a)	9,170,000	8,922,593
1.99%, 01/27/32 (a)(b)	9,200,000	7,875,568
2.62%, 04/22/32 (a)(b)	13,760,000	12,170,582
2.38%, 07/21/32 (a)(b)	14,810,000	12,852,118
2.65%, 10/21/32 (a)(b)	11,080,000	9,743,309
6.13%, 02/15/33	3,920,000	4,378,248
3.10%, 02/24/33 (a)(b)	14,375,000	12,938,794
6.56%, 10/24/34 (a)(b)	4,730,000	5,345,704
5.85%, 04/25/35 (a)(b)	9,200,000	9,893,864
5.33%, 07/23/35 (a)(b)	11,010,000	11,414,838
HSBC Holdings PLC
4.95%, 03/31/30	9,180,000	9,413,172
2.85%, 06/04/31 (a)(b)	5,440,000	4,954,752
2.36%, 08/18/31 (a)(b)	5,565,000	4,901,429
5.73%, 05/17/32 (a)(b)	5,110,000	5,386,962
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 05/24/32 (a)(b)	11,025,000	9,761,866
2.87%, 11/22/32 (a)(b)	6,480,000	5,703,178
4.76%, 03/29/33 (a)(b)	7,480,000	7,383,209
5.40%, 08/11/33 (a)(b)	9,155,000	9,490,622
8.11%, 11/03/33 (a)(b)	7,380,000	8,788,768
6.25%, 03/09/34 (a)(b)	8,230,000	8,993,086
6.55%, 06/20/34 (a)(b)	7,420,000	8,132,617
7.40%, 11/13/34 (a)(b)	7,325,000	8,415,692
5.72%, 03/04/35 (a)(b)	4,580,000	4,872,799
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	2,815,000	2,545,098
5.02%, 05/17/33 (a)(b)	1,525,000	1,515,316
5.71%, 02/02/35 (a)(b)	4,405,000	4,592,345
2.49%, 08/15/36 (a)(b)	2,055,000	1,673,202
Huntington National Bank
5.65%, 01/10/30 (a)	3,325,000	3,482,139
ING Groep NV
2.73%, 04/01/32 (a)(b)	2,880,000	2,571,869
4.25%, 03/28/33 (a)(b)	3,755,000	3,650,573
6.11%, 09/11/34 (a)(b)	4,535,000	4,950,814
5.55%, 03/19/35 (a)(b)	5,455,000	5,723,877
JPMorgan Chase & Co.
8.75%, 09/01/30	1,795,000	2,175,935
2.74%, 10/15/30 (a)(b)	13,795,000	12,788,931
4.49%, 03/24/31 (a)(b)	10,880,000	10,943,430
2.52%, 04/22/31 (a)(b)	10,150,000	9,229,496
2.96%, 05/13/31 (a)(b)	10,900,000	10,042,061
1.76%, 11/19/31 (a)(b)	5,180,000	4,457,183
1.95%, 02/04/32 (a)(b)	11,015,000	9,469,045
2.58%, 04/22/32 (a)(b)	12,900,000	11,512,863
2.55%, 11/08/32 (a)(b)	11,095,000	9,766,263
2.96%, 01/25/33 (a)(b)	13,005,000	11,710,092
4.59%, 04/26/33 (a)(b)	9,180,000	9,187,344
4.91%, 07/25/33 (a)(b)	16,505,000	16,866,955
5.72%, 09/14/33 (a)(b)	12,830,000	13,579,529
5.35%, 06/01/34 (a)(b)	16,495,000	17,270,925
6.25%, 10/23/34 (a)(b)	11,010,000	12,253,800
5.34%, 01/23/35 (a)(b)	11,005,000	11,515,082
5.77%, 04/22/35 (a)(b)	11,070,000	11,935,231
5.29%, 07/22/35 (a)(b)	12,935,000	13,501,036
KeyBank NA
4.90%, 08/08/32	2,840,000	2,765,706
5.00%, 01/26/33 (a)	3,550,000	3,520,002
KeyCorp
2.55%, 10/01/29	2,830,000	2,566,895
4.79%, 06/01/33 (a)(b)	2,665,000	2,611,354
6.40%, 03/06/35 (a)(b)	3,770,000	4,099,083
Lloyds Banking Group PLC
4.98%, 08/11/33 (a)(b)	4,565,000	4,611,380
7.95%, 11/15/33 (a)(b)	3,875,000	4,536,230
5.68%, 01/05/35 (a)(b)	7,300,000	7,691,572
M&T Bank Corp.
6.08%, 03/13/32 (a)(b)	2,975,000	3,147,610
5.05%, 01/27/34 (a)(b)	3,725,000	3,697,994
Mitsubishi UFJ Financial Group, Inc.
2.56%, 02/25/30	4,130,000	3,767,592
2.05%, 07/17/30	4,660,000	4,102,617
5.48%, 02/22/31 (a)(b)	1,870,000	1,961,892
2.31%, 07/20/32 (a)(b)	6,630,000	5,748,144
2.49%, 10/13/32 (a)(b)	2,710,000	2,367,700
2.85%, 01/19/33 (a)(b)	3,650,000	3,248,099
4.32%, 04/19/33 (a)(b)	2,510,000	2,457,340
5.13%, 07/20/33 (a)(b)	5,485,000	5,661,836
5.47%, 09/13/33 (a)(b)	2,500,000	2,636,375
5.44%, 02/22/34 (a)(b)	4,575,000	4,826,122
5.41%, 04/19/34 (a)(b)(c)	3,775,000	3,980,058
5.43%, 04/17/35 (a)(b)	6,235,000	6,563,148

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mizuho Financial Group, Inc.
2.59%, 05/25/31 (a)(b)	1,630,000	1,469,396
5.74%, 05/27/31 (a)(b)	2,620,000	2,767,375
2.20%, 07/10/31 (a)(b)	3,795,000	3,338,386
1.98%, 09/08/31 (a)(b)	3,085,000	2,669,296
2.56%, 09/13/31	3,705,000	3,177,704
2.17%, 05/22/32 (a)(b)	2,175,000	1,863,388
2.26%, 07/09/32 (a)(b)	1,975,000	1,693,326
5.67%, 09/13/33 (a)(b)	2,880,000	3,052,915
5.75%, 05/27/34 (a)(b)	3,280,000	3,498,612
5.75%, 07/06/34 (a)(b)	4,180,000	4,462,108
5.58%, 05/26/35 (a)(b)	2,735,000	2,888,652
5.59%, 07/10/35 (a)(b)	2,690,000	2,841,259
Morgan Stanley
2.70%, 01/22/31 (a)(b)	12,890,000	11,815,232
3.62%, 04/01/31 (a)(b)	10,975,000	10,545,109
1.79%, 02/13/32 (a)(b)	10,100,000	8,555,609
7.25%, 04/01/32	3,540,000	4,207,715
1.93%, 04/28/32 (a)(b)	9,300,000	7,894,491
2.24%, 07/21/32 (a)(b)	12,925,000	11,132,173
2.51%, 10/20/32 (a)(b)	9,160,000	8,004,191
2.94%, 01/21/33 (a)(b)	9,180,000	8,213,071
4.89%, 07/20/33 (a)(b)	7,325,000	7,422,862
6.34%, 10/18/33 (a)(b)	10,990,000	12,226,045
5.25%, 04/21/34 (a)(b)	11,940,000	12,345,841
5.42%, 07/21/34 (a)(b)	9,155,000	9,562,306
6.63%, 11/01/34 (a)(b)	7,305,000	8,272,109
5.47%, 01/18/35 (a)(b)	9,250,000	9,675,500
5.83%, 04/19/35 (a)(b)	11,065,000	11,889,232
5.32%, 07/19/35 (a)(b)	11,990,000	12,459,289
2.48%, 09/16/36 (a)(b)	11,085,000	9,282,357
5.30%, 04/20/37 (a)(b)	7,300,000	7,362,123
5.95%, 01/19/38 (a)(b)	7,410,000	7,780,055
5.94%, 02/07/39 (a)(b)	5,465,000	5,737,594
NatWest Group PLC
6.02%, 03/02/34 (a)(b)	3,710,000	4,015,964
5.78%, 03/01/35 (a)(b)	5,580,000	5,939,408
3.03%, 11/28/35 (a)(b)	3,295,000	2,936,669
Northern Trust Corp.
1.95%, 05/01/30 (a)	3,805,000	3,391,244
6.13%, 11/02/32 (a)	3,690,000	4,078,040
PNC Bank NA
2.70%, 10/22/29	2,903,000	2,663,619
PNC Financial Services Group, Inc.
2.55%, 01/22/30 (a)	7,405,000	6,795,643
2.31%, 04/23/32 (a)(b)	3,672,000	3,205,362
4.63%, 06/06/33 (a)(b)	3,099,000	3,055,087
6.04%, 10/28/33 (a)(b)	5,424,000	5,866,436
5.07%, 01/24/34 (a)(b)	5,519,000	5,612,326
5.94%, 08/18/34 (a)(b)	2,725,000	2,941,065
6.88%, 10/20/34 (a)(b)	8,280,000	9,491,033
5.68%, 01/22/35 (a)(b)	5,515,000	5,853,235
5.40%, 07/23/35 (a)(b)	5,615,000	5,859,140
Regions Financial Corp.
5.50%, 09/06/35 (a)(b)	3,750,000	3,818,362
Royal Bank of Canada
2.30%, 11/03/31	5,565,000	4,874,717
3.88%, 05/04/32	3,575,000	3,454,094
5.00%, 02/01/33	6,265,000	6,488,723
5.00%, 05/02/33	3,375,000	3,494,070
5.15%, 02/01/34	4,625,000	4,811,804
Santander Holdings USA, Inc.
7.66%, 11/09/31 (a)(b)	1,885,000	2,121,172
6.34%, 05/31/35 (a)(b)	2,840,000	2,982,284
Santander U.K. Group Holdings PLC
2.90%, 03/15/32 (a)(b)	2,285,000	2,033,879
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Street Corp.
2.40%, 01/24/30	2,725,000	2,516,456
2.20%, 03/03/31	3,155,000	2,793,311
3.15%, 03/30/31 (a)(b)	1,840,000	1,742,020
2.62%, 02/07/33 (a)(b)	2,075,000	1,832,599
4.42%, 05/13/33 (a)(b)	1,740,000	1,730,552
4.16%, 08/04/33 (a)(b)	2,705,000	2,636,699
4.82%, 01/26/34 (a)(b)	2,825,000	2,864,889
5.16%, 05/18/34 (a)(b)(c)	3,685,000	3,836,159
3.03%, 11/01/34 (a)(b)	1,895,000	1,753,292
6.12%, 11/21/34 (a)(b)	1,855,000	2,025,029
Sumitomo Mitsui Financial Group, Inc.
5.71%, 01/13/30	4,825,000	5,112,956
2.75%, 01/15/30	4,780,000	4,396,357
2.13%, 07/08/30	5,375,000	4,744,136
5.85%, 07/13/30	2,415,000	2,583,615
2.14%, 09/23/30	2,895,000	2,538,799
1.71%, 01/12/31	1,900,000	1,606,849
5.42%, 07/09/31	3,415,000	3,584,384
2.22%, 09/17/31	3,595,000	3,097,272
5.77%, 01/13/33	6,440,000	6,928,538
5.78%, 07/13/33	2,385,000	2,572,866
5.81%, 09/14/33 (c)	3,250,000	3,524,267
5.56%, 07/09/34	5,145,000	5,466,820
Synchrony Financial
2.88%, 10/28/31 (a)	2,845,000	2,419,530
Toronto-Dominion Bank
2.00%, 09/10/31	3,130,000	2,714,148
2.45%, 01/12/32	2,255,000	1,977,612
3.20%, 03/10/32	5,515,000	5,054,497
4.46%, 06/08/32	7,415,000	7,369,472
Truist Bank
2.25%, 03/11/30 (a)	4,675,000	4,124,332
Truist Financial Corp.
1.95%, 06/05/30 (a)	2,825,000	2,482,949
5.15%, 08/05/32 (a)(b)	3,560,000	3,647,149
4.92%, 07/28/33 (a)(b)	3,690,000	3,622,288
6.12%, 10/28/33 (a)(b)	2,885,000	3,117,127
5.12%, 01/26/34 (a)(b)	5,600,000	5,664,960
5.87%, 06/08/34 (a)(b)	6,420,000	6,830,045
5.71%, 01/24/35 (a)(b)	7,300,000	7,699,310
U.S. Bancorp
1.38%, 07/22/30 (a)	4,635,000	3,959,495
2.68%, 01/27/33 (a)(b)	3,214,000	2,817,007
4.97%, 07/22/33 (a)(b)	4,870,000	4,864,448
5.85%, 10/21/33 (a)(b)	5,410,000	5,771,821
4.84%, 02/01/34 (a)(b)	7,185,000	7,185,072
5.84%, 06/12/34 (a)(b)	6,566,000	7,019,514
5.68%, 01/23/35 (a)(b)	7,425,000	7,875,549
2.49%, 11/03/36 (a)(b)	4,789,000	4,046,753
Wells Fargo & Co.
7.95%, 11/15/29	1,060,000	1,219,890
2.88%, 10/30/30 (a)(b)	12,835,000	11,912,549
2.57%, 02/11/31 (a)(b)	11,065,000	10,055,097
4.48%, 04/04/31 (a)(b)	9,185,000	9,205,115
3.35%, 03/02/33 (a)(b)	14,715,000	13,466,285
4.90%, 07/25/33 (a)(b)	15,595,000	15,788,222
5.39%, 04/24/34 (a)(b)	13,780,000	14,315,491
5.56%, 07/25/34 (a)(b)	15,610,000	16,386,441
6.49%, 10/23/34 (a)(b)	11,900,000	13,306,223
5.50%, 01/23/35 (a)(b)	11,180,000	11,729,832
Westpac Banking Corp.
2.65%, 01/16/30	2,655,000	2,468,964
2.15%, 06/03/31	3,675,000	3,231,538
5.41%, 08/10/33 (a)(b)	3,630,000	3,721,730
6.82%, 11/17/33	2,910,000	3,297,234

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.67%, 11/15/35 (a)(b)	5,525,000	4,824,872
3.02%, 11/18/36 (a)(b)	4,625,000	4,020,374
Zions Bancorp NA
3.25%, 10/29/29 (a)	1,840,000	1,643,378
		1,824,619,971
Brokerage/Asset Managers/Exchanges 2.0%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	1,535,000	1,426,644
5.50%, 08/20/34 (a)	1,250,000	1,266,038
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	1,905,000	1,922,812
5.15%, 05/15/33 (a)	2,795,000	2,913,117
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	1,850,000	2,062,362
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	3,635,000	3,790,251
BlackRock, Inc.
2.40%, 04/30/30 (a)	3,760,000	3,442,581
1.90%, 01/28/31 (a)	4,600,000	4,019,848
2.10%, 02/25/32 (a)	3,785,000	3,274,328
4.75%, 05/25/33 (a)	4,500,000	4,633,110
Blue Owl Finance LLC
6.25%, 04/18/34 (a)(d)	3,695,000	3,874,799
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	2,105,000	2,280,178
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	2,190,000	1,876,370
Brookfield Finance, Inc.
4.35%, 04/15/30 (a)	2,820,000	2,797,835
2.72%, 04/15/31 (a)	1,810,000	1,625,416
6.35%, 01/05/34 (a)	2,550,000	2,809,820
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	1,945,000	1,672,758
3.00%, 03/16/32 (a)	1,075,000	976,261
Charles Schwab Corp.
2.75%, 10/01/29 (a)(e)	1,720,000	1,603,814
4.63%, 03/22/30 (a)(e)	1,800,000	1,841,274
1.65%, 03/11/31 (a)(e)	2,735,000	2,318,596
2.30%, 05/13/31 (a)(e)	2,705,000	2,391,058
1.95%, 12/01/31 (a)(e)	3,105,000	2,647,571
2.90%, 03/03/32 (a)(e)	3,660,000	3,288,656
5.85%, 05/19/34 (a)(b)(e)	4,765,000	5,104,887
6.14%, 08/24/34 (a)(b)(e)	4,870,000	5,328,997
CI Financial Corp.
3.20%, 12/17/30 (a)	3,430,000	2,909,257
CME Group, Inc.
2.65%, 03/15/32 (a)	2,905,000	2,627,863
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	3,295,000	2,798,707
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)(d)	2,595,000	2,661,406
Intercontinental Exchange, Inc.
2.10%, 06/15/30 (a)	4,640,000	4,140,272
5.25%, 06/15/31 (a)	2,765,000	2,910,964
1.85%, 09/15/32 (a)	5,565,000	4,616,334
4.60%, 03/15/33 (a)	5,500,000	5,563,745
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)(d)	750,000	746,873
Jefferies Financial Group, Inc.
4.15%, 01/23/30	3,680,000	3,595,029
2.63%, 10/15/31 (a)	3,715,000	3,224,546
2.75%, 10/15/32 (a)	1,920,000	1,639,949
6.20%, 04/14/34 (a)	5,400,000	5,786,532
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lazard Group LLC
6.00%, 03/15/31 (a)	1,560,000	1,645,706
LPL Holdings, Inc.
6.00%, 05/20/34 (a)	1,905,000	1,993,716
Nasdaq, Inc.
1.65%, 01/15/31 (a)	2,490,000	2,115,902
5.55%, 02/15/34 (a)	4,625,000	4,881,502
Nomura Holdings, Inc.
3.10%, 01/16/30	5,445,000	5,035,373
2.68%, 07/16/30	3,380,000	3,027,939
2.61%, 07/14/31	3,500,000	3,044,300
3.00%, 01/22/32	3,080,000	2,712,063
6.18%, 01/18/33 (c)	2,805,000	3,038,292
6.09%, 07/12/33	2,295,000	2,474,400
5.78%, 07/03/34	3,750,000	3,943,688
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	1,875,000	1,921,838
Stifel Financial Corp.
4.00%, 05/15/30 (a)	1,465,000	1,408,832
TPG Operating Group II LP
5.88%, 03/05/34 (a)	2,245,000	2,399,770
		154,054,179
Finance Companies 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.15%, 09/30/30 (a)	3,265,000	3,516,438
3.30%, 01/30/32 (a)	15,030,000	13,555,858
3.40%, 10/29/33 (a)	5,845,000	5,181,300
5.30%, 01/19/34 (a)	2,475,000	2,536,058
4.95%, 09/10/34 (a)	3,400,000	3,384,224
6.95%, 03/10/55 (a)(b)	2,785,000	2,885,928
Air Lease Corp.
3.25%, 10/01/29 (a)	2,010,000	1,890,707
3.00%, 02/01/30 (a)	2,475,000	2,283,138
3.13%, 12/01/30 (a)	2,775,000	2,541,234
5.20%, 07/15/31 (a)	2,000,000	2,046,020
2.88%, 01/15/32 (a)	2,890,000	2,548,344
Apollo Debt Solutions BDC
6.70%, 07/29/31 (a)(d)	2,200,000	2,265,032
ARES Capital Corp.
3.20%, 11/15/31 (a)	2,590,000	2,250,891
Ares Strategic Income Fund
5.60%, 02/15/30 (a)(d)	2,750,000	2,728,880
Blackstone Private Credit Fund
5.25%, 04/01/30 (a)(d)	1,500,000	1,478,565
6.25%, 01/25/31 (a)(d)	1,900,000	1,952,820
Blue Owl Credit Income Corp.
5.80%, 03/15/30 (a)(d)	3,600,000	3,567,348
6.65%, 03/15/31 (a)	2,745,000	2,808,300
GATX Corp.
4.00%, 06/30/30 (a)	1,795,000	1,742,819
1.90%, 06/01/31 (a)	1,520,000	1,271,875
3.50%, 06/01/32 (a)	1,430,000	1,312,626
4.90%, 03/15/33 (a)	1,440,000	1,440,389
5.45%, 09/15/33 (a)	1,500,000	1,555,290
6.05%, 03/15/34 (a)	1,855,000	2,000,098
6.90%, 05/01/34 (a)	1,500,000	1,710,405
Sixth Street Lending Partners
5.75%, 01/15/30 (a)(d)	2,000,000	1,994,000
		72,448,587

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Financial Other 0.1%
ORIX Corp.
2.25%, 03/09/31	1,900,000	1,641,524
4.00%, 04/13/32	1,805,000	1,720,021
5.20%, 09/13/32	1,930,000	1,984,696
		5,346,241
Insurance 4.9%
ACE Capital Trust II
9.70%, 04/01/30	1,090,000	1,333,495
Aflac, Inc.
3.60%, 04/01/30 (a)	3,800,000	3,676,196
Alleghany Corp.
3.63%, 05/15/30 (a)	2,000,000	1,942,220
Allstate Corp.
1.45%, 12/15/30 (a)	2,190,000	1,839,031
5.25%, 03/30/33 (a)	2,775,000	2,896,295
5.35%, 06/01/33	1,190,000	1,247,310
American Financial Group, Inc.
5.25%, 04/02/30 (a)	1,095,000	1,142,216
American International Group, Inc.
3.40%, 06/30/30 (a)	1,325,000	1,254,894
5.13%, 03/27/33 (a)	2,850,000	2,941,285
American National Group, Inc.
5.75%, 10/01/29 (a)	2,200,000	2,211,902
Aon Corp.
2.80%, 05/15/30 (a)	3,740,000	3,444,989
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	1,435,000	1,229,207
2.60%, 12/02/31 (a)	1,905,000	1,684,020
5.00%, 09/12/32 (a)	1,840,000	1,888,337
5.35%, 02/28/33 (a)	2,785,000	2,912,274
Aon North America, Inc.
5.30%, 03/01/31 (a)	2,420,000	2,526,916
5.45%, 03/01/34 (a)	6,420,000	6,745,943
Arch Capital Group Ltd.
7.35%, 05/01/34	1,160,000	1,376,537
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,515,000	1,300,097
5.50%, 03/02/33 (a)	1,300,000	1,364,129
6.50%, 02/15/34 (a)	1,490,000	1,664,196
5.45%, 07/15/34 (a)	1,800,000	1,877,742
Assurant, Inc.
3.70%, 02/22/30 (a)	1,310,000	1,243,544
2.65%, 01/15/32 (a)	1,310,000	1,131,106
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)(c)	1,905,000	1,726,140
Athene Holding Ltd.
6.15%, 04/03/30 (a)	1,830,000	1,969,428
3.50%, 01/15/31 (a)	1,930,000	1,798,104
6.65%, 02/01/33 (a)	1,415,000	1,557,915
5.88%, 01/15/34 (a)	2,195,000	2,298,560
AXA SA
8.60%, 12/15/30	3,335,000	4,085,742
AXIS Specialty Finance LLC
4.90%, 01/15/40 (a)(b)	1,550,000	1,485,055
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	1,860,000	1,667,843
1.45%, 10/15/30 (a)	2,625,000	2,272,016
2.88%, 03/15/32 (a)	3,720,000	3,438,359
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)(c)	2,430,000	2,521,635
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown & Brown, Inc.
2.38%, 03/15/31 (a)	2,610,000	2,261,800
4.20%, 03/17/32 (a)	2,215,000	2,126,334
5.65%, 06/11/34 (a)	2,260,000	2,372,164
Centene Corp.
4.63%, 12/15/29 (a)	12,600,000	12,342,834
3.38%, 02/15/30 (a)	7,470,000	6,887,265
3.00%, 10/15/30 (a)	8,125,000	7,276,506
2.50%, 03/01/31 (a)	8,180,000	7,039,299
2.63%, 08/01/31 (a)	4,815,000	4,132,522
Chubb INA Holdings LLC
1.38%, 09/15/30 (a)	3,705,000	3,180,594
5.00%, 03/15/34 (a)	5,955,000	6,185,637
CNA Financial Corp.
2.05%, 08/15/30 (a)	1,695,000	1,487,278
5.50%, 06/15/33 (a)	1,855,000	1,954,020
5.13%, 02/15/34 (a)	1,850,000	1,894,400
CNO Financial Group, Inc.
6.45%, 06/15/34 (a)	2,515,000	2,658,581
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	5,290,000	4,965,088
6.05%, 09/15/33 (a)	1,955,000	2,086,845
5.75%, 01/15/34 (a)	2,985,000	3,148,250
6.38%, 09/15/54 (a)(b)	1,500,000	1,515,720
Elevance Health, Inc.
2.25%, 05/15/30 (a)	4,085,000	3,657,872
2.55%, 03/15/31 (a)	3,745,000	3,357,392
4.10%, 05/15/32 (a)	2,120,000	2,070,540
5.50%, 10/15/32 (a)	2,385,000	2,536,161
4.75%, 02/15/33 (a)	3,550,000	3,593,487
5.38%, 06/15/34 (a)	3,845,000	4,043,594
Enstar Group Ltd.
3.10%, 09/01/31 (a)	1,965,000	1,698,978
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	1,995,000	2,091,678
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (a)	2,540,000	2,539,263
3.38%, 03/03/31 (a)	2,150,000	1,966,842
5.63%, 08/16/32 (a)	2,940,000	3,053,602
6.00%, 12/07/33 (a)(d)	2,625,000	2,773,759
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	2,370,000	2,209,006
2.45%, 03/15/31 (a)	2,405,000	2,086,386
First American Financial Corp.
4.00%, 05/15/30 (a)	1,705,000	1,623,007
2.40%, 08/15/31 (a)	2,320,000	1,949,728
5.45%, 09/30/34 (a)	1,500,000	1,494,150
Globe Life, Inc.
2.15%, 08/15/30 (a)	1,560,000	1,346,077
4.80%, 06/15/32 (a)	1,560,000	1,552,933
5.85%, 09/15/34 (a)	1,500,000	1,551,045
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	1,240,000	1,089,737
Humana, Inc.
4.88%, 04/01/30 (a)	1,830,000	1,863,343
5.38%, 04/15/31 (a)	4,575,000	4,737,687
2.15%, 02/03/32 (a)	2,845,000	2,391,905
5.88%, 03/01/33 (a)	2,775,000	2,949,575
5.95%, 03/15/34 (a)	3,150,000	3,371,823
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	1,880,000	1,648,083
5.67%, 06/08/32 (a)	1,385,000	1,440,109
Kemper Corp.
2.40%, 09/30/30 (a)	1,545,000	1,340,473
3.80%, 02/23/32 (a)	1,500,000	1,365,450

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lincoln National Corp.
3.05%, 01/15/30 (a)(c)	1,890,000	1,755,413
3.40%, 01/15/31 (a)	1,985,000	1,840,949
3.40%, 03/01/32 (a)	1,100,000	1,003,684
5.85%, 03/15/34 (a)	1,205,000	1,269,986
Loews Corp.
3.20%, 05/15/30 (a)	1,920,000	1,812,941
Manulife Financial Corp.
3.70%, 03/16/32 (a)	2,765,000	2,640,243
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 (a)	2,780,000	2,488,767
2.38%, 12/15/31 (a)	1,470,000	1,289,822
5.75%, 11/01/32 (a)	2,000,000	2,178,620
5.88%, 08/01/33	1,140,000	1,255,835
5.40%, 09/15/33 (a)	2,225,000	2,375,944
5.15%, 03/15/34 (a)	1,570,000	1,645,454
MetLife, Inc.
4.55%, 03/23/30 (a)	3,700,000	3,787,579
6.50%, 12/15/32	2,115,000	2,411,227
5.38%, 07/15/33 (a)	3,765,000	4,008,294
6.38%, 06/15/34	2,855,000	3,241,910
Old Republic International Corp.
5.75%, 03/28/34 (a)	1,575,000	1,652,380
PartnerRe Finance B LLC
4.50%, 10/01/50 (a)(b)	460,000	425,537
Primerica, Inc.
2.80%, 11/19/31 (a)	2,295,000	2,021,092
Principal Financial Group, Inc.
2.13%, 06/15/30 (a)	2,170,000	1,917,933
5.38%, 03/15/33 (a)	1,480,000	1,549,797
Progressive Corp.
3.20%, 03/26/30 (a)	1,980,000	1,887,534
3.00%, 03/15/32 (a)	1,670,000	1,532,142
6.25%, 12/01/32	1,660,000	1,868,015
4.95%, 06/15/33 (a)	1,810,000	1,878,690
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	1,970,000	1,780,860
5.75%, 07/15/33	1,535,000	1,696,605
3.70%, 10/01/50 (a)(b)	2,815,000	2,602,383
5.13%, 03/01/52 (a)(b)	3,695,000	3,668,987
6.00%, 09/01/52 (a)(b)	4,325,000	4,498,303
6.75%, 03/01/53 (a)(b)	1,815,000	1,971,163
6.50%, 03/15/54 (a)(b)	3,635,000	3,902,899
Prudential Funding Asia PLC
3.13%, 04/14/30	3,620,000	3,411,090
3.63%, 03/24/32 (a)	1,355,000	1,274,405
Reinsurance Group of America, Inc.
3.15%, 06/15/30 (a)	2,155,000	2,009,624
6.00%, 09/15/33 (a)	1,390,000	1,491,887
5.75%, 09/15/34 (a)	2,400,000	2,531,040
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	2,775,000	2,913,750
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	1,595,000	1,403,472
Travelers Property Casualty Corp.
6.38%, 03/15/33	1,750,000	1,989,715
UnitedHealth Group, Inc.
4.80%, 01/15/30 (a)	4,600,000	4,740,254
5.30%, 02/15/30 (a)	4,575,000	4,830,697
2.00%, 05/15/30 (a)	4,585,000	4,091,654
4.90%, 04/15/31 (a)	3,690,000	3,818,560
2.30%, 05/15/31 (a)	5,545,000	4,918,692
4.95%, 01/15/32 (a)	5,515,000	5,703,889
4.20%, 05/15/32 (a)	5,525,000	5,482,568
5.35%, 02/15/33 (a)	7,370,000	7,829,372
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/15/33 (a)	5,260,000	5,285,353
5.00%, 04/15/34 (a)	4,580,000	4,731,598
5.15%, 07/15/34 (a)	7,500,000	7,828,575
Voya Financial, Inc.
5.00%, 09/20/34 (a)	1,500,000	1,492,905
Willis North America, Inc.
5.35%, 05/15/33 (a)	2,758,000	2,840,712
		369,084,300
REITs 4.1%
Agree LP
2.90%, 10/01/30 (a)	1,200,000	1,089,204
4.80%, 10/01/32 (a)	1,155,000	1,146,338
2.60%, 06/15/33 (a)	1,145,000	954,506
5.63%, 06/15/34 (a)	1,700,000	1,781,447
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29 (a)	1,435,000	1,317,847
4.70%, 07/01/30 (a)	1,705,000	1,718,538
4.90%, 12/15/30 (a)	2,615,000	2,672,242
3.38%, 08/15/31 (a)	2,645,000	2,464,928
2.00%, 05/18/32 (a)	3,260,000	2,702,181
1.88%, 02/01/33 (a)	3,835,000	3,084,414
2.95%, 03/15/34 (a)	2,995,000	2,590,615
American Assets Trust LP
3.38%, 02/01/31 (a)	1,870,000	1,629,144
American Homes 4 Rent LP
2.38%, 07/15/31 (a)	1,710,000	1,473,353
3.63%, 04/15/32 (a)	2,255,000	2,085,627
5.50%, 02/01/34 (a)	2,200,000	2,276,142
5.50%, 07/15/34 (a)	1,845,000	1,909,686
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	1,300,000	1,304,576
AvalonBay Communities, Inc.
2.30%, 03/01/30 (a)	2,595,000	2,345,802
2.45%, 01/15/31 (a)	2,137,000	1,908,597
2.05%, 01/15/32 (a)	2,915,000	2,509,990
5.00%, 02/15/33 (a)	1,115,000	1,141,872
5.30%, 12/07/33 (a)	1,485,000	1,550,251
5.35%, 06/01/34 (a)	1,485,000	1,559,666
Boston Properties LP
2.90%, 03/15/30 (a)	2,660,000	2,390,462
3.25%, 01/30/31 (a)	4,595,000	4,140,187
2.55%, 04/01/32 (a)	3,170,000	2,643,083
2.45%, 10/01/33 (a)	3,125,000	2,506,156
6.50%, 01/15/34 (a)	2,785,000	3,031,695
Brixmor Operating Partnership LP
4.05%, 07/01/30 (a)	2,895,000	2,814,287
2.50%, 08/16/31 (a)	1,790,000	1,557,730
5.50%, 02/15/34 (a)	1,590,000	1,637,334
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,385,000	1,167,223
Camden Property Trust
2.80%, 05/15/30 (a)	2,740,000	2,537,021
4.90%, 01/15/34 (a)	1,435,000	1,445,160
COPT Defense Properties LP
2.75%, 04/15/31 (a)	2,320,000	2,031,902
2.90%, 12/01/33 (a)	1,450,000	1,215,912
CubeSmart LP
3.00%, 02/15/30 (a)	1,115,000	1,034,542
2.00%, 02/15/31 (a)	1,400,000	1,198,428
2.50%, 02/15/32 (a)	1,980,000	1,717,650
DOC Dr. LLC
2.63%, 11/01/31 (a)	1,740,000	1,519,612
EPR Properties
3.60%, 11/15/31 (a)	1,475,000	1,317,691

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ERP Operating LP
2.50%, 02/15/30 (a)	2,235,000	2,044,779
1.85%, 08/01/31 (a)	1,833,000	1,562,303
4.65%, 09/15/34 (a)	1,750,000	1,742,247
Essential Properties LP
2.95%, 07/15/31 (a)	1,460,000	1,271,470
Essex Portfolio LP
3.00%, 01/15/30 (a)	1,965,000	1,828,374
1.65%, 01/15/31 (a)	1,405,000	1,176,842
2.55%, 06/15/31 (a)	860,000	753,971
2.65%, 03/15/32 (a)	2,160,000	1,882,073
5.50%, 04/01/34 (a)	2,140,000	2,226,734
Extra Space Storage LP
5.50%, 07/01/30 (a)	1,670,000	1,746,185
2.20%, 10/15/30 (a)	1,515,000	1,328,307
5.90%, 01/15/31 (a)	2,275,000	2,416,937
2.55%, 06/01/31 (a)	1,620,000	1,412,154
2.40%, 10/15/31 (a)	2,245,000	1,932,698
2.35%, 03/15/32 (a)	2,235,000	1,888,217
5.40%, 02/01/34 (a)	2,135,000	2,205,903
Federal Realty OP LP
3.50%, 06/01/30 (a)	1,328,000	1,253,393
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	2,335,000	2,147,056
2.00%, 03/15/31 (a)	2,850,000	2,387,388
Healthpeak OP LLC
3.00%, 01/15/30 (a)	3,065,000	2,857,346
2.88%, 01/15/31 (a)	2,115,000	1,927,188
5.25%, 12/15/32 (a)	2,685,000	2,767,913
Highwoods Realty LP
3.05%, 02/15/30 (a)	1,400,000	1,260,588
2.60%, 02/01/31 (a)	1,475,000	1,259,635
7.65%, 02/01/34 (a)	1,345,000	1,545,997
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	2,305,000	2,148,790
3.50%, 09/15/30 (a)	2,770,000	2,567,651
2.90%, 12/15/31 (a)	1,845,000	1,622,991
5.70%, 07/01/34 (a)	2,180,000	2,252,289
Invitation Homes Operating Partnership LP
5.45%, 08/15/30 (a)	1,600,000	1,669,408
2.00%, 08/15/31 (a)	2,280,000	1,914,744
4.15%, 04/15/32 (a)	2,265,000	2,165,929
5.50%, 08/15/33 (a)	1,375,000	1,422,823
2.70%, 01/15/34 (a)	1,680,000	1,408,159
Kilroy Realty LP
3.05%, 02/15/30 (a)	1,835,000	1,642,178
2.50%, 11/15/32 (a)	1,634,000	1,311,252
2.65%, 11/15/33 (a)	1,700,000	1,334,058
Kimco Realty OP LLC
2.70%, 10/01/30 (a)	1,710,000	1,555,570
2.25%, 12/01/31 (a)	1,620,000	1,384,711
3.20%, 04/01/32 (a)	2,125,000	1,925,526
4.60%, 02/01/33 (a)	2,315,000	2,302,059
6.40%, 03/01/34 (a)	2,330,000	2,597,274
Kite Realty Group LP
4.95%, 12/15/31 (a)	1,360,000	1,362,598
5.50%, 03/01/34 (a)	1,360,000	1,403,683
Kite Realty Group Trust
4.75%, 09/15/30 (a)	1,415,000	1,417,264
LXP Industrial Trust
2.70%, 09/15/30 (a)	1,490,000	1,326,338
2.38%, 10/01/31 (a)	1,440,000	1,207,613
Mid-America Apartments LP
2.75%, 03/15/30 (a)	1,140,000	1,054,511
1.70%, 02/15/31 (a)	1,575,000	1,336,136
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 02/15/32 (a)	1,670,000	1,738,186
5.00%, 03/15/34 (a)	1,200,000	1,225,584
National Health Investors, Inc.
3.00%, 02/01/31 (a)	1,550,000	1,356,297
NNN REIT, Inc.
2.50%, 04/15/30 (a)	1,300,000	1,168,960
5.60%, 10/15/33 (a)	1,930,000	2,022,196
5.50%, 06/15/34 (a)	1,955,000	2,035,878
Omega Healthcare Investors, Inc.
3.63%, 10/01/29 (a)	1,750,000	1,649,113
3.38%, 02/01/31 (a)	2,509,000	2,284,520
3.25%, 04/15/33 (a)	2,685,000	2,311,490
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,275,000	1,098,553
5.75%, 07/15/34 (a)	1,330,000	1,390,063
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	1,105,000	964,974
2.75%, 04/01/32 (a)	1,025,000	832,423
Prologis LP
2.88%, 11/15/29 (a)	1,350,000	1,270,107
2.25%, 04/15/30 (a)	3,470,000	3,136,325
1.75%, 07/01/30 (a)	1,280,000	1,117,517
1.25%, 10/15/30 (a)	2,775,000	2,341,406
1.75%, 02/01/31 (a)	1,555,000	1,336,958
1.63%, 03/15/31 (a)	1,505,000	1,272,357
2.25%, 01/15/32 (a)	1,805,000	1,553,401
4.63%, 01/15/33 (a)	2,560,000	2,576,205
4.75%, 06/15/33 (a)	2,685,000	2,724,443
5.13%, 01/15/34 (a)	2,920,000	3,024,244
5.00%, 03/15/34 (a)	2,900,000	2,977,691
Public Storage Operating Co.
2.30%, 05/01/31 (a)	2,355,000	2,093,454
2.25%, 11/09/31 (a)	2,180,000	1,897,407
5.10%, 08/01/33 (a)	2,470,000	2,563,440
Realty Income Corp.
3.10%, 12/15/29 (a)	2,265,000	2,138,953
3.40%, 01/15/30 (a)	1,805,000	1,718,667
4.85%, 03/15/30 (a)	1,970,000	2,018,994
3.25%, 01/15/31 (a)	3,400,000	3,175,566
3.20%, 02/15/31 (a)	1,580,000	1,464,518
2.70%, 02/15/32 (a)	1,350,000	1,188,405
5.63%, 10/13/32 (a)	2,680,000	2,851,761
2.85%, 12/15/32 (a)	2,555,000	2,237,388
1.80%, 03/15/33 (a)	1,645,000	1,312,776
4.90%, 07/15/33 (a)	2,265,000	2,290,708
5.13%, 02/15/34 (a)	3,055,000	3,125,509
Regency Centers LP
3.70%, 06/15/30 (a)	2,110,000	2,031,107
5.25%, 01/15/34 (a)	1,580,000	1,632,725
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	1,480,000	1,282,968
2.15%, 09/01/31 (a)	1,540,000	1,299,544
Sabra Health Care LP
3.90%, 10/15/29 (a)	1,305,000	1,236,514
3.20%, 12/01/31 (a)	3,035,000	2,673,531
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	1,480,000	1,300,831
2.85%, 01/15/32 (a)	1,410,000	1,220,524
6.10%, 04/01/34 (a)	1,110,000	1,174,014
Simon Property Group LP
2.65%, 07/15/30 (a)	2,790,000	2,559,964
2.20%, 02/01/31 (a)	2,645,000	2,322,151
2.25%, 01/15/32 (a)	2,595,000	2,238,343
2.65%, 02/01/32 (a)	2,625,000	2,318,610
5.50%, 03/08/33 (a)	2,275,000	2,405,949

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 01/15/34 (a)	1,895,000	2,098,807
4.75%, 09/26/34 (a)	3,000,000	2,975,940
Store Capital LLC
2.75%, 11/18/30 (a)	1,290,000	1,128,969
2.70%, 12/01/31 (a)	1,460,000	1,241,978
Sun Communities Operating LP
2.70%, 07/15/31 (a)	2,360,000	2,065,071
4.20%, 04/15/32 (a)	2,495,000	2,359,072
5.70%, 01/15/33 (a)	1,380,000	1,425,926
Tanger Properties LP
2.75%, 09/01/31 (a)	1,485,000	1,279,714
UDR, Inc.
3.20%, 01/15/30 (a)	2,100,000	1,972,992
3.00%, 08/15/31 (a)	2,180,000	1,988,138
2.10%, 08/01/32 (a)	1,475,000	1,217,893
1.90%, 03/15/33 (a)	1,530,000	1,214,254
2.10%, 06/15/33 (a)	1,155,000	926,587
5.13%, 09/01/34 (a)	1,000,000	1,011,240
Ventas Realty LP
3.00%, 01/15/30 (a)	2,575,000	2,387,463
4.75%, 11/15/30 (a)	1,830,000	1,849,050
2.50%, 09/01/31 (a)	1,895,000	1,645,713
5.63%, 07/01/34 (a)	1,665,000	1,753,295
Welltower OP LLC
3.10%, 01/15/30 (a)	2,765,000	2,598,243
2.75%, 01/15/31 (a)	2,295,000	2,079,316
2.80%, 06/01/31 (a)	2,795,000	2,524,137
2.75%, 01/15/32 (a)	1,990,000	1,767,200
3.85%, 06/15/32 (a)	1,925,000	1,833,774
WP Carey, Inc.
2.40%, 02/01/31 (a)	1,825,000	1,592,805
2.45%, 02/01/32 (a)	1,310,000	1,116,945
2.25%, 04/01/33 (a)	1,610,000	1,332,951
5.38%, 06/30/34 (a)	1,540,000	1,575,035
		310,428,014
		2,735,981,292

Industrial 53.5%
Basic Industry 2.7%
Air Products & Chemicals, Inc.
2.05%, 05/15/30 (a)	3,350,000	3,010,946
4.75%, 02/08/31 (a)	2,160,000	2,237,026
4.80%, 03/03/33 (a)	2,200,000	2,275,680
4.85%, 02/08/34 (a)	4,265,000	4,401,693
Albemarle Corp.
5.05%, 06/01/32 (a)(c)	2,180,000	2,182,442
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	2,524,000	2,347,295
ArcelorMittal SA
6.80%, 11/29/32 (a)	3,615,000	4,038,244
6.00%, 06/17/34 (a)	1,885,000	2,002,153
BHP Billiton Finance USA Ltd.
5.25%, 09/08/30 (a)	3,495,000	3,688,204
4.90%, 02/28/33 (a)	2,690,000	2,763,921
5.25%, 09/08/33 (a)	5,450,000	5,712,962
Cabot Corp.
5.00%, 06/30/32 (a)	1,475,000	1,496,535
Celanese U.S. Holdings LLC
6.55%, 11/15/30 (a)	3,730,000	4,024,110
6.38%, 07/15/32 (a)	3,580,000	3,832,462
6.70%, 11/15/33 (a)	3,645,000	3,988,250
CF Industries, Inc.
5.15%, 03/15/34	2,830,000	2,864,866
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dow Chemical Co.
7.38%, 11/01/29	2,827,000	3,217,267
2.10%, 11/15/30 (a)	3,090,000	2,747,010
6.30%, 03/15/33 (a)(c)	2,130,000	2,354,119
5.15%, 02/15/34 (a)	2,300,000	2,364,653
Eastman Chemical Co.
5.75%, 03/08/33 (a)	1,905,000	2,015,719
5.63%, 02/20/34 (a)	2,680,000	2,799,046
Ecolab, Inc.
4.80%, 03/24/30 (a)	2,440,000	2,519,812
1.30%, 01/30/31 (a)	2,180,000	1,831,854
2.13%, 02/01/32 (a)	2,525,000	2,198,694
EIDP, Inc.
2.30%, 07/15/30 (a)	1,848,000	1,670,093
4.80%, 05/15/33 (a)	2,260,000	2,293,923
FMC Corp.
3.45%, 10/01/29 (a)	1,930,000	1,811,131
5.65%, 05/18/33 (a)(c)	1,775,000	1,838,456
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	1,650,000	1,617,693
4.63%, 08/01/30 (a)	2,365,000	2,364,811
Georgia-Pacific LLC
7.75%, 11/15/29	1,750,000	2,038,698
8.88%, 05/15/31	1,480,000	1,855,535
Huntsman International LLC
2.95%, 06/15/31 (a)	1,460,000	1,262,389
Kinross Gold Corp.
6.25%, 07/15/33 (a)	1,880,000	2,043,541
Linde, Inc.
1.10%, 08/10/30 (a)	2,565,000	2,185,277
LYB International Finance III LLC
2.25%, 10/01/30 (a)	1,890,000	1,675,769
5.63%, 05/15/33 (a)	1,770,000	1,885,847
5.50%, 03/01/34 (a)	2,830,000	2,946,851
Mosaic Co.
5.45%, 11/15/33 (a)	1,880,000	1,945,781
NewMarket Corp.
2.70%, 03/18/31 (a)	1,485,000	1,305,657
Newmont Corp.
2.80%, 10/01/29 (a)	2,550,000	2,392,716
2.25%, 10/01/30 (a)	3,625,000	3,250,864
2.60%, 07/15/32 (a)(c)	3,720,000	3,301,537
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	2,295,000	2,172,172
5.35%, 03/15/34 (a)	3,720,000	3,911,096
Nucor Corp.
2.70%, 06/01/30 (a)	1,875,000	1,734,075
3.13%, 04/01/32 (a)	1,850,000	1,698,485
Nutrien Ltd.
2.95%, 05/13/30 (a)	1,800,000	1,675,440
5.40%, 06/21/34 (a)	2,220,000	2,301,363
Packaging Corp. of America
3.00%, 12/15/29 (a)	1,800,000	1,696,266
5.70%, 12/01/33 (a)	1,490,000	1,587,059
PPG Industries, Inc.
2.55%, 06/15/30 (a)	1,125,000	1,026,990
Rayonier LP
2.75%, 05/17/31 (a)	1,760,000	1,536,656
Reliance, Inc.
2.15%, 08/15/30 (a)	1,885,000	1,662,268
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	1,520,000	1,749,596
6.13%, 12/15/33	2,625,000	2,930,235

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	2,455,000	2,572,496
RPM International, Inc.
2.95%, 01/15/32 (a)	1,210,000	1,073,258
Sherwin-Williams Co.
2.30%, 05/15/30 (a)	1,650,000	1,486,782
4.80%, 09/01/31 (a)	1,800,000	1,835,856
2.20%, 03/15/32 (a)	1,730,000	1,495,066
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(d)	2,675,000	2,763,462
5.44%, 04/03/34 (a)(d)	3,815,000	3,979,961
Steel Dynamics, Inc.
3.45%, 04/15/30 (a)	2,185,000	2,072,254
3.25%, 01/15/31 (a)	1,855,000	1,717,656
5.38%, 08/15/34 (a)	2,200,000	2,272,314
Suzano Austria GmbH
5.00%, 01/15/30 (a)	3,690,000	3,691,660
3.75%, 01/15/31 (a)	4,615,000	4,255,122
3.13%, 01/15/32 (a)	3,665,000	3,189,026
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	5,765,000	5,497,908
6.13%, 06/12/33 (a)	5,395,000	5,715,301
8.25%, 01/17/34	2,250,000	2,757,082
Westlake Corp.
3.38%, 06/15/30 (a)	1,155,000	1,092,295
WestRock MWV LLC
8.20%, 01/15/30	1,395,000	1,629,123
7.95%, 02/15/31	1,090,000	1,281,153
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	2,825,000	2,770,138
4.00%, 04/15/30 (a)	2,725,000	2,670,990
7.38%, 03/15/32	2,345,000	2,719,825
3.38%, 03/09/33 (a)	1,775,000	1,622,634
WRKCo, Inc.
4.20%, 06/01/32 (a)	1,820,000	1,776,466
3.00%, 06/15/33 (a)	2,265,000	1,992,656
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	1,970,000	1,706,355
		203,920,072
Capital Goods 5.5%
3M Co.
3.05%, 04/15/30 (a)(c)	2,165,000	2,053,914
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	1,785,000	1,566,373
AGCO Corp.
5.80%, 03/21/34 (a)	2,530,000	2,648,075
Allegion PLC
3.50%, 10/01/29 (a)	1,340,000	1,278,628
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	2,255,000	2,352,416
5.60%, 05/29/34 (a)	1,580,000	1,654,671
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	1,935,000	2,042,760
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	2,040,000	1,836,265
2.69%, 05/25/31 (a)	2,930,000	2,592,816
Amphenol Corp.
2.80%, 02/15/30 (a)	3,320,000	3,075,183
2.20%, 09/15/31 (a)	2,685,000	2,323,599
5.25%, 04/05/34 (a)	2,245,000	2,347,462
AptarGroup, Inc.
3.60%, 03/15/32 (a)	1,555,000	1,419,902
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Avery Dennison Corp.
2.65%, 04/30/30 (a)	1,850,000	1,689,383
2.25%, 02/15/32 (a)	1,770,000	1,502,978
5.75%, 03/15/33 (a)	1,540,000	1,653,098
Berry Global, Inc.
5.80%, 06/15/31 (a)(d)	3,000,000	3,124,260
5.65%, 01/15/34 (a)(d)	3,060,000	3,146,476
Boeing Co.
2.95%, 02/01/30 (a)	2,775,000	2,482,210
5.15%, 05/01/30 (a)	16,560,000	16,605,871
3.63%, 02/01/31 (a)	5,180,000	4,747,418
6.39%, 05/01/31 (a)(d)	3,620,000	3,850,992
6.13%, 02/15/33	1,605,000	1,683,918
3.60%, 05/01/34 (a)	3,150,000	2,689,785
6.53%, 05/01/34 (a)(d)	9,090,000	9,755,297
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	2,870,000	2,640,802
2.20%, 03/01/32 (a)	2,005,000	1,701,042
Carrier Global Corp.
2.72%, 02/15/30 (a)	7,040,000	6,509,184
2.70%, 02/15/31 (a)(d)	2,685,000	2,426,435
5.90%, 03/15/34 (a)	3,595,000	3,924,554
Caterpillar, Inc.
2.60%, 04/09/30 (a)	3,125,000	2,906,469
1.90%, 03/12/31 (a)	1,820,000	1,613,011
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	2,775,000	2,896,156
Deere & Co.
5.38%, 10/16/29	1,440,000	1,530,259
3.10%, 04/15/30 (a)	2,730,000	2,593,091
7.13%, 03/03/31	1,360,000	1,586,562
Dover Corp.
2.95%, 11/04/29 (a)	1,055,000	989,168
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	2,730,000	2,418,398
Eaton Corp.
4.00%, 11/02/32	2,500,000	2,460,325
4.15%, 03/15/33 (a)	4,810,000	4,755,166
Emerson Electric Co.
1.95%, 10/15/30 (a)	1,880,000	1,669,402
2.20%, 12/21/31 (a)	3,790,000	3,331,599
Flowserve Corp.
3.50%, 10/01/30 (a)	1,975,000	1,842,655
2.80%, 01/15/32 (a)	1,760,000	1,526,888
Fortune Brands Innovations, Inc.
4.00%, 03/25/32 (a)	1,680,000	1,602,283
5.88%, 06/01/33 (a)	2,205,000	2,368,809
GE Capital Funding LLC
4.55%, 05/15/32 (a)	1,860,000	1,863,236
General Dynamics Corp.
3.63%, 04/01/30 (a)	3,745,000	3,662,235
2.25%, 06/01/31 (a)	1,765,000	1,570,656
General Electric Co.
6.75%, 03/15/32	4,795,000	5,509,311
HEICO Corp.
5.35%, 08/01/33 (a)	2,265,000	2,356,234
Honeywell International, Inc.
4.70%, 02/01/30 (a)	3,510,000	3,608,842
1.95%, 06/01/30 (a)	3,745,000	3,351,326
1.75%, 09/01/31 (a)	5,610,000	4,818,653
4.95%, 09/01/31 (a)	1,445,000	1,513,016
4.75%, 02/01/32 (a)	2,475,000	2,549,498
5.00%, 02/15/33 (a)	4,040,000	4,226,608
4.50%, 01/15/34 (a)	3,915,000	3,952,075

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Howmet Aerospace, Inc.
4.85%, 10/15/31 (a)	1,965,000	2,008,996
Hubbell, Inc.
2.30%, 03/15/31 (a)	1,260,000	1,107,137
Huntington Ingalls Industries, Inc.
4.20%, 05/01/30 (a)	1,838,000	1,806,717
IDEX Corp.
3.00%, 05/01/30 (a)	1,885,000	1,747,584
2.63%, 06/15/31 (a)	1,990,000	1,762,384
Ingersoll Rand, Inc.
5.31%, 06/15/31 (a)	2,125,000	2,223,898
5.70%, 08/14/33 (a)	3,535,000	3,789,732
5.45%, 06/15/34 (a)	2,760,000	2,906,970
John Deere Capital Corp.
4.85%, 10/11/29	1,465,000	1,518,604
2.45%, 01/09/30	1,895,000	1,756,002
4.70%, 06/10/30	3,705,000	3,819,336
1.45%, 01/15/31	2,325,000	1,986,875
4.90%, 03/07/31	3,220,000	3,343,229
2.00%, 06/17/31	2,375,000	2,075,061
4.40%, 09/08/31	3,545,000	3,572,367
3.90%, 06/07/32	1,996,000	1,948,375
4.35%, 09/15/32	2,230,000	2,247,795
5.15%, 09/08/33	3,440,000	3,634,119
5.10%, 04/11/34	3,635,000	3,807,553
5.05%, 06/12/34	3,090,000	3,227,412
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	2,295,000	1,991,785
2.00%, 09/16/31 (a)	1,725,000	1,475,186
4.90%, 12/01/32 (a)	1,725,000	1,764,296
Kennametal, Inc.
2.80%, 03/01/31 (a)	1,185,000	1,064,628
L3Harris Technologies, Inc.
2.90%, 12/15/29 (a)	1,395,000	1,301,368
1.80%, 01/15/31 (a)	2,340,000	1,994,265
5.25%, 06/01/31 (a)	2,860,000	2,979,891
5.40%, 07/31/33 (a)	5,500,000	5,744,805
5.35%, 06/01/34 (a)	2,805,000	2,924,128
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	1,560,000	1,381,708
3.90%, 06/15/32 (a)	2,910,000	2,852,324
5.25%, 01/15/33 (a)	3,680,000	3,920,341
4.75%, 02/15/34 (a)	3,105,000	3,185,326
4.80%, 08/15/34 (a)	2,290,000	2,348,945
Martin Marietta Materials, Inc.
2.50%, 03/15/30 (a)	1,880,000	1,716,177
2.40%, 07/15/31 (a)	3,100,000	2,711,229
Masco Corp.
2.00%, 10/01/30 (a)	1,130,000	985,722
2.00%, 02/15/31 (a)	2,120,000	1,830,980
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	1,815,000	1,744,560
Nordson Corp.
4.50%, 12/15/29 (a)	500,000	502,115
5.80%, 09/15/33 (a)	1,905,000	2,057,495
Northrop Grumman Corp.
4.40%, 05/01/30 (a)	2,938,000	2,957,655
4.70%, 03/15/33 (a)	3,750,000	3,808,837
4.90%, 06/01/34 (a)	2,925,000	2,993,679
nVent Finance SARL
2.75%, 11/15/31 (a)	1,090,000	946,425
5.65%, 05/15/33 (a)	1,915,000	1,993,783
Oshkosh Corp.
3.10%, 03/01/30 (a)	1,210,000	1,122,469
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	5,640,000	5,167,932
Owens Corning
3.50%, 02/15/30 (a)	1,410,000	1,341,502
3.88%, 06/01/30 (a)	1,125,000	1,088,483
5.70%, 06/15/34 (a)	2,850,000	3,027,412
Pentair Finance SARL
5.90%, 07/15/32 (a)	1,625,000	1,743,950
Regal Rexnord Corp.
6.30%, 02/15/30 (a)	3,540,000	3,766,312
6.40%, 04/15/33 (a)	4,535,000	4,848,142
Republic Services, Inc.
5.00%, 11/15/29 (a)	1,455,000	1,507,540
2.30%, 03/01/30 (a)	2,070,000	1,879,871
1.45%, 02/15/31 (a)	2,475,000	2,076,476
1.75%, 02/15/32 (a)	2,960,000	2,463,726
2.38%, 03/15/33 (a)	2,565,000	2,180,327
5.00%, 12/15/33 (a)	2,375,000	2,450,335
5.00%, 04/01/34 (a)	2,950,000	3,040,624
Rockwell Automation, Inc.
1.75%, 08/15/31 (a)	1,850,000	1,571,002
RTX Corp.
2.25%, 07/01/30 (a)	3,695,000	3,321,029
6.00%, 03/15/31 (a)	3,690,000	4,019,554
1.90%, 09/01/31 (a)	3,815,000	3,248,053
2.38%, 03/15/32 (a)	3,630,000	3,154,143
5.15%, 02/27/33 (a)	4,510,000	4,690,986
6.10%, 03/15/34 (a)	5,475,000	6,049,601
Sonoco Products Co.
3.13%, 05/01/30 (a)	2,510,000	2,339,496
2.85%, 02/01/32 (a)	1,840,000	1,610,294
5.00%, 09/01/34 (a)	2,000,000	1,973,920
Stanley Black & Decker, Inc.
2.30%, 03/15/30 (a)	2,755,000	2,463,163
3.00%, 05/15/32 (a)(c)	1,895,000	1,704,647
Teledyne Technologies, Inc.
2.75%, 04/01/31 (a)	3,555,000	3,198,825
Textron, Inc.
3.00%, 06/01/30 (a)	2,505,000	2,322,962
2.45%, 03/15/31 (a)	1,645,000	1,441,250
6.10%, 11/15/33 (a)	1,290,000	1,398,579
Timken Co.
4.13%, 04/01/32 (a)	1,365,000	1,315,191
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	2,510,000	2,639,692
5.10%, 06/13/34 (a)	1,935,000	2,018,186
Veralto Corp.
5.45%, 09/18/33 (a)	2,535,000	2,659,139
Vontier Corp.
2.95%, 04/01/31 (a)	2,355,000	2,053,654
Vulcan Materials Co.
3.50%, 06/01/30 (a)	2,850,000	2,728,789
Waste Connections, Inc.
2.60%, 02/01/30 (a)	2,176,000	2,011,190
2.20%, 01/15/32 (a)	2,250,000	1,933,673
3.20%, 06/01/32 (a)	1,750,000	1,601,145
4.20%, 01/15/33 (a)	2,830,000	2,754,184
5.00%, 03/01/34 (a)	2,880,000	2,958,739
Waste Management, Inc.
4.63%, 02/15/30 (a)	2,800,000	2,869,132
1.50%, 03/15/31 (a)	3,575,000	3,029,026
4.95%, 07/03/31 (a)	2,600,000	2,707,432
4.15%, 04/15/32 (a)	3,726,000	3,697,571
4.63%, 02/15/33 (a)	1,885,000	1,919,835
4.88%, 02/15/34 (a)	4,620,000	4,767,563

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/34 (a)	1,890,000	1,998,694
WW Grainger, Inc.
4.45%, 09/15/34 (a)	1,800,000	1,797,858
Xylem, Inc.
2.25%, 01/30/31 (a)	1,915,000	1,684,472
		413,223,267
Communications 7.1%
America Movil SAB de CV
2.88%, 05/07/30 (a)	4,010,000	3,701,631
4.70%, 07/21/32 (a)	2,620,000	2,626,052
American Tower Corp.
2.90%, 01/15/30 (a)	2,800,000	2,592,296
2.10%, 06/15/30 (a)	2,580,000	2,273,238
1.88%, 10/15/30 (a)	3,085,000	2,661,584
2.70%, 04/15/31 (a)	2,495,000	2,230,879
2.30%, 09/15/31 (a)	2,665,000	2,296,510
4.05%, 03/15/32 (a)	2,395,000	2,301,188
5.65%, 03/15/33 (a)	2,945,000	3,111,952
5.55%, 07/15/33 (a)	3,205,000	3,362,814
5.90%, 11/15/33 (a)	2,695,000	2,901,060
5.45%, 02/15/34 (a)	2,440,000	2,552,069
AT&T, Inc.
4.30%, 02/15/30 (a)	11,560,000	11,550,058
2.75%, 06/01/31 (a)	11,170,000	10,103,265
2.25%, 02/01/32 (a)	9,260,000	7,953,507
2.55%, 12/01/33 (a)	13,825,000	11,664,429
5.40%, 02/15/34 (a)	10,125,000	10,629,731
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	2,270,000	1,924,529
5.10%, 05/11/33 (a)	3,130,000	3,201,020
5.20%, 02/15/34 (a)	2,570,000	2,644,427
British Telecommunications PLC
9.63%, 12/15/30 (f)	9,780,000	12,354,389
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (a)	5,835,000	4,993,826
2.30%, 02/01/32 (a)	3,650,000	2,943,689
4.40%, 04/01/33 (a)	3,790,000	3,475,241
6.65%, 02/01/34 (a)	3,360,000	3,514,325
6.55%, 06/01/34 (a)	5,535,000	5,754,739
Comcast Corp.
2.65%, 02/01/30 (a)	5,855,000	5,421,671
3.40%, 04/01/30 (a)	5,795,000	5,561,461
4.25%, 10/15/30 (a)	5,735,000	5,725,537
1.95%, 01/15/31 (a)	5,550,000	4,819,620
1.50%, 02/15/31 (a)	6,270,000	5,291,504
5.50%, 11/15/32 (a)	3,535,000	3,786,551
4.25%, 01/15/33	6,275,000	6,170,960
4.65%, 02/15/33 (a)	3,600,000	3,655,188
7.05%, 03/15/33	2,720,000	3,182,781
4.80%, 05/15/33 (a)(c)	3,645,000	3,719,394
5.30%, 06/01/34 (a)	4,815,000	5,072,217
4.20%, 08/15/34 (a)	3,870,000	3,746,354
Crown Castle, Inc.
3.10%, 11/15/29 (a)	1,785,000	1,670,153
3.30%, 07/01/30 (a)	2,705,000	2,530,500
2.25%, 01/15/31 (a)	4,030,000	3,495,340
2.10%, 04/01/31 (a)	3,820,000	3,269,309
2.50%, 07/15/31 (a)	3,280,000	2,857,602
5.10%, 05/01/33 (a)	2,930,000	2,968,324
5.80%, 03/01/34 (a)	3,305,000	3,509,546
5.20%, 09/01/34 (a)	1,500,000	1,521,240
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Deutsche Telekom International Finance BV
8.75%, 06/15/30	12,930,000	15,619,181
9.25%, 06/01/32	1,720,000	2,204,180
Discovery Communications LLC
3.63%, 05/15/30 (a)	3,690,000	3,322,661
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	2,775,000	2,384,419
Fox Corp.
3.50%, 04/08/30 (a)	2,026,000	1,931,345
6.50%, 10/13/33 (a)	4,740,000	5,187,930
Grupo Televisa SAB
8.50%, 03/11/32	1,105,000	1,281,723
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	2,570,000	2,613,305
2.40%, 03/01/31 (a)	1,670,000	1,462,319
5.38%, 06/15/33 (a)	1,180,000	1,207,435
Koninklijke KPN NV
8.38%, 10/01/30	2,180,000	2,613,689
Meta Platforms, Inc.
4.80%, 05/15/30 (a)	3,740,000	3,892,854
4.55%, 08/15/31 (a)	3,770,000	3,855,843
3.85%, 08/15/32 (a)	11,045,000	10,747,448
4.95%, 05/15/33 (a)	6,220,000	6,524,531
4.75%, 08/15/34 (a)	9,250,000	9,445,452
Netflix, Inc.
4.90%, 08/15/34 (a)	3,600,000	3,725,136
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	2,345,000	2,113,103
4.20%, 06/01/30 (a)	2,225,000	2,209,180
2.60%, 08/01/31 (a)	2,895,000	2,567,576
Orange SA
9.00%, 03/01/31	8,940,000	11,062,803
Paramount Global
7.88%, 07/30/30	2,910,000	3,183,453
4.95%, 01/15/31 (a)	4,485,000	4,242,182
4.20%, 05/19/32 (a)	3,760,000	3,339,406
5.50%, 05/15/33	1,675,000	1,564,182
Rogers Communications, Inc.
3.80%, 03/15/32 (a)	7,115,000	6,610,831
5.30%, 02/15/34 (a)	4,595,000	4,676,653
Sprint Capital Corp.
8.75%, 03/15/32	7,380,000	9,172,233
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	1,680,000	1,611,742
5.60%, 06/12/34 (a)	1,100,000	1,155,715
Telefonica Europe BV
8.25%, 09/15/30	4,390,000	5,175,151
TELUS Corp.
3.40%, 05/13/32 (a)	3,425,000	3,136,170
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	3,695,000	4,244,742
T-Mobile USA, Inc.
4.20%, 10/01/29 (a)	1,000,000	995,680
3.88%, 04/15/30 (a)	25,525,000	24,829,954
2.55%, 02/15/31 (a)	9,870,000	8,801,474
2.88%, 02/15/31 (a)	3,800,000	3,455,834
3.50%, 04/15/31 (a)	9,020,000	8,500,719
2.25%, 11/15/31 (a)	4,025,000	3,475,266
2.70%, 03/15/32 (a)	4,115,000	3,631,899
5.20%, 01/15/33 (a)	4,795,000	4,970,737
5.05%, 07/15/33 (a)	9,420,000	9,660,210
5.75%, 01/15/34 (a)	3,590,000	3,859,896
5.15%, 04/15/34 (a)	4,530,000	4,670,249
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	1,835,000	2,152,106

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verizon Communications, Inc.
4.02%, 12/03/29 (a)	14,500,000	14,295,840
3.15%, 03/22/30 (a)	5,685,000	5,363,400
1.50%, 09/18/30 (a)	3,535,000	3,034,126
1.68%, 10/30/30 (a)	4,290,000	3,670,138
7.75%, 12/01/30	2,200,000	2,607,088
1.75%, 01/20/31 (a)	8,460,000	7,217,226
2.55%, 03/21/31 (a)	13,605,000	12,157,836
2.36%, 03/15/32 (a)	17,010,000	14,665,852
5.05%, 05/09/33 (a)	3,665,000	3,787,521
4.50%, 08/10/33	7,665,000	7,575,090
6.40%, 09/15/33	1,255,000	1,403,228
Vodafone Group PLC
7.88%, 02/15/30	1,815,000	2,120,428
6.25%, 11/30/32	1,815,000	2,020,857
Walt Disney Co.
3.80%, 03/22/30	4,645,000	4,572,074
2.65%, 01/13/31	9,095,000	8,307,100
6.55%, 03/15/33	1,330,000	1,528,316
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	18,350,000	16,306,544
Weibo Corp.
3.38%, 07/08/30 (a)	2,895,000	2,661,229
		539,676,190
Consumer Cyclical 7.2%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (a)	5,465,000	4,777,011
Amazon.com, Inc.
4.65%, 12/01/29 (a)	5,545,000	5,731,534
1.50%, 06/03/30 (a)	7,405,000	6,481,967
2.10%, 05/12/31 (a)	11,215,000	9,933,350
3.60%, 04/13/32 (a)	9,000,000	8,701,290
4.70%, 12/01/32 (a)	8,195,000	8,524,521
American Honda Finance Corp.
4.60%, 04/17/30	2,620,000	2,658,383
5.85%, 10/04/30	1,875,000	2,021,906
1.80%, 01/13/31	2,100,000	1,803,018
5.05%, 07/10/31	2,805,000	2,890,412
4.90%, 01/10/34	2,810,000	2,860,299
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (a)	3,045,000	2,726,950
Aptiv PLC/Aptiv Global Financing DAC
5.15%, 09/13/34 (a)	2,000,000	1,970,000
AutoNation, Inc.
4.75%, 06/01/30 (a)	2,005,000	1,999,947
2.40%, 08/01/31 (a)	1,610,000	1,367,341
3.85%, 03/01/32 (a)	2,760,000	2,546,348
AutoZone, Inc.
4.00%, 04/15/30 (a)	2,700,000	2,653,911
1.65%, 01/15/31 (a)	2,330,000	1,967,988
4.75%, 08/01/32 (a)	2,815,000	2,831,665
4.75%, 02/01/33 (a)	2,050,000	2,054,121
5.20%, 08/01/33 (a)	1,035,000	1,064,518
6.55%, 11/01/33 (a)	1,885,000	2,110,295
5.40%, 07/15/34 (a)	2,660,000	2,760,734
Best Buy Co., Inc.
1.95%, 10/01/30 (a)	2,560,000	2,231,245
Block Financial LLC
3.88%, 08/15/30 (a)	2,430,000	2,326,385
Booking Holdings, Inc.
4.63%, 04/13/30 (a)	5,400,000	5,528,898
BorgWarner, Inc.
5.40%, 08/15/34 (a)	1,920,000	1,961,088
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CBRE Services, Inc.
2.50%, 04/01/31 (a)	1,960,000	1,716,274
5.95%, 08/15/34 (a)	3,705,000	3,982,949
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	1,475,000	1,399,067
3.70%, 01/15/31 (a)	1,600,000	1,480,384
5.85%, 08/01/34 (a)	2,325,000	2,399,865
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	6,425,000	5,676,937
1.75%, 04/20/32 (a)	3,760,000	3,203,332
Cummins, Inc.
1.50%, 09/01/30 (a)	3,185,000	2,761,076
5.15%, 02/20/34 (a)	2,710,000	2,852,167
Darden Restaurants, Inc.
6.30%, 10/10/33 (a)	1,820,000	1,984,765
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	2,875,000	2,592,445
Dollar General Corp.
3.50%, 04/03/30 (a)	3,690,000	3,475,353
5.00%, 11/01/32 (a)(c)	2,505,000	2,492,124
5.45%, 07/05/33 (a)(c)	3,855,000	3,931,792
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	2,970,000	2,554,735
eBay, Inc.
2.70%, 03/11/30 (a)	3,395,000	3,136,097
2.60%, 05/10/31 (a)	2,750,000	2,459,903
6.30%, 11/22/32 (a)	1,515,000	1,685,604
Expedia Group, Inc.
3.25%, 02/15/30 (a)	4,680,000	4,417,452
2.95%, 03/15/31 (a)	1,775,000	1,616,120
Ford Motor Co.
9.63%, 04/22/30 (a)	1,605,000	1,902,326
7.45%, 07/16/31	3,990,000	4,408,750
3.25%, 02/12/32 (a)	9,170,000	7,815,591
6.10%, 08/19/32 (a)	6,525,000	6,690,865
Ford Motor Credit Co. LLC
7.35%, 03/06/30 (a)	4,245,000	4,598,184
7.20%, 06/10/30 (a)	3,155,000	3,401,753
4.00%, 11/13/30 (a)	6,165,000	5,697,261
6.05%, 03/05/31 (a)	3,745,000	3,844,767
3.63%, 06/17/31 (a)	3,740,000	3,318,465
7.12%, 11/07/33 (a)	4,520,000	4,886,436
6.13%, 03/08/34 (a)	5,965,000	6,042,784
General Motors Co.
5.40%, 10/15/29 (a)	3,860,000	3,955,844
5.60%, 10/15/32 (a)(c)	4,795,000	4,958,701
General Motors Financial Co., Inc.
4.90%, 10/06/29 (a)	250,000	250,288
5.85%, 04/06/30 (a)	3,715,000	3,873,259
3.60%, 06/21/30 (a)	4,110,000	3,839,521
2.35%, 01/08/31 (a)	3,715,000	3,179,111
5.75%, 02/08/31 (a)	3,425,000	3,542,375
2.70%, 06/10/31 (a)	3,660,000	3,156,530
5.60%, 06/18/31 (a)	3,895,000	3,998,179
3.10%, 01/12/32 (a)	5,175,000	4,528,384
6.40%, 01/09/33 (a)	3,825,000	4,085,329
6.10%, 01/07/34 (a)	5,725,000	5,960,870
5.95%, 04/04/34 (a)	4,665,000	4,820,251
5.45%, 09/06/34 (a)	2,750,000	2,743,455
Genuine Parts Co.
1.88%, 11/01/30 (a)	1,905,000	1,637,348
2.75%, 02/01/32 (a)	1,780,000	1,557,731
6.88%, 11/01/33 (a)	1,570,000	1,805,013

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30 (a)	2,640,000	2,519,246
4.00%, 01/15/31 (a)	2,660,000	2,496,703
3.25%, 01/15/32 (a)	3,227,000	2,857,605
6.75%, 12/01/33 (a)	1,535,000	1,691,202
5.63%, 09/15/34 (a)	2,200,000	2,253,306
Home Depot, Inc.
2.70%, 04/15/30 (a)	5,305,000	4,939,485
1.38%, 03/15/31 (a)	4,720,000	3,975,939
4.85%, 06/25/31 (a)	3,865,000	4,007,889
1.88%, 09/15/31 (a)	3,690,000	3,179,009
3.25%, 04/15/32 (a)	4,715,000	4,415,220
4.50%, 09/15/32 (a)	4,520,000	4,624,638
4.95%, 06/25/34 (a)	6,340,000	6,592,839
Honda Motor Co. Ltd.
2.97%, 03/10/32 (a)	2,685,000	2,451,244
Hyatt Hotels Corp.
5.75%, 04/23/30 (a)(g)	1,640,000	1,718,425
5.50%, 06/30/34 (a)	1,290,000	1,318,496
JD.com, Inc.
3.38%, 01/14/30 (a)(c)	2,725,000	2,592,184
Las Vegas Sands Corp.
6.20%, 08/15/34 (a)	1,920,000	2,011,085
Lear Corp.
3.50%, 05/30/30 (a)	1,600,000	1,501,376
2.60%, 01/15/32 (a)	1,150,000	979,639
LKQ Corp.
6.25%, 06/15/33 (a)	2,265,000	2,403,912
Lowe's Cos., Inc.
4.50%, 04/15/30 (a)	5,000,000	5,066,750
1.70%, 10/15/30 (a)	4,525,000	3,896,070
2.63%, 04/01/31 (a)	5,355,000	4,818,268
3.75%, 04/01/32 (a)	5,605,000	5,354,849
5.00%, 04/15/33 (a)	4,660,000	4,809,400
5.15%, 07/01/33 (a)	3,560,000	3,714,789
Magna International, Inc.
2.45%, 06/15/30 (a)	2,910,000	2,632,211
5.50%, 03/21/33 (a)	1,825,000	1,942,256
Marriott International, Inc.
4.80%, 03/15/30 (a)	1,600,000	1,623,712
4.63%, 06/15/30 (a)	3,725,000	3,761,430
2.85%, 04/15/31 (a)	4,130,000	3,720,676
3.50%, 10/15/32 (a)	3,695,000	3,384,398
2.75%, 10/15/33 (a)	2,765,000	2,365,513
5.30%, 05/15/34 (a)	3,650,000	3,763,989
McDonald's Corp.
2.13%, 03/01/30 (a)	2,830,000	2,550,679
3.60%, 07/01/30 (a)	3,770,000	3,660,595
4.60%, 09/09/32 (a)	2,865,000	2,916,140
4.95%, 08/14/33 (a)	2,260,000	2,351,598
5.20%, 05/17/34 (a)	1,555,000	1,645,734
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	1,160,000	1,118,901
2.50%, 01/15/31 (a)	1,325,000	1,177,779
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	5,640,000	6,837,936
NIKE, Inc.
2.85%, 03/27/30 (a)	5,635,000	5,311,833
NVR, Inc.
3.00%, 05/15/30 (a)	3,305,000	3,064,297
O'Reilly Automotive, Inc.
4.20%, 04/01/30 (a)	1,860,000	1,847,780
1.75%, 03/15/31 (a)	1,785,000	1,513,966
4.70%, 06/15/32 (a)	3,150,000	3,177,027
5.00%, 08/19/34 (a)	2,000,000	2,024,780
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PACCAR Financial Corp.
5.00%, 03/22/34	1,385,000	1,447,574
PulteGroup, Inc.
7.88%, 06/15/32	1,020,000	1,220,175
6.38%, 05/15/33	1,690,000	1,861,569
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	2,950,000	2,758,368
Ross Stores, Inc.
1.88%, 04/15/31 (a)	1,770,000	1,510,660
Sands China Ltd.
4.38%, 06/18/30 (a)(g)	2,545,000	2,440,197
3.25%, 08/08/31 (a)(g)	2,270,000	1,996,896
Starbucks Corp.
2.25%, 03/12/30 (a)	2,630,000	2,376,494
2.55%, 11/15/30 (a)	4,380,000	3,966,791
4.90%, 02/15/31 (a)(c)	1,750,000	1,816,343
3.00%, 02/14/32 (a)	3,795,000	3,460,660
4.80%, 02/15/33 (a)	1,965,000	2,014,911
5.00%, 02/15/34 (a)	2,025,000	2,085,163
Tapestry, Inc.
7.70%, 11/27/30 (a)	3,655,000	3,938,080
3.05%, 03/15/32 (a)	1,865,000	1,596,459
7.85%, 11/27/33 (a)	4,645,000	5,028,677
Target Corp.
2.35%, 02/15/30 (a)	3,030,000	2,784,297
2.65%, 09/15/30 (a)	2,070,000	1,927,253
4.50%, 09/15/32 (a)	3,860,000	3,919,637
6.35%, 11/01/32	1,060,000	1,211,877
4.40%, 01/15/33 (a)	1,765,000	1,782,544
4.50%, 09/15/34 (a)	750,000	750,405
TJX Cos., Inc.
3.88%, 04/15/30 (a)	1,915,000	1,893,475
1.60%, 05/15/31 (a)	1,950,000	1,654,244
Toll Brothers Finance Corp.
3.80%, 11/01/29 (a)	1,490,000	1,445,568
Toyota Motor Corp.
2.36%, 03/25/31 (a)(c)	1,810,000	1,627,697
5.12%, 07/13/33 (a)(c)	1,935,000	2,072,346
Toyota Motor Credit Corp.
2.15%, 02/13/30	2,935,000	2,651,391
3.38%, 04/01/30	3,760,000	3,608,773
4.55%, 05/17/30	2,605,000	2,651,109
5.55%, 11/20/30	4,020,000	4,297,742
1.65%, 01/10/31	2,005,000	1,719,528
5.10%, 03/21/31	3,435,000	3,579,991
1.90%, 09/12/31	1,840,000	1,575,150
2.40%, 01/13/32	1,165,000	1,021,554
4.70%, 01/12/33	1,920,000	1,959,034
4.80%, 01/05/34	2,940,000	2,997,947
Tractor Supply Co.
1.75%, 11/01/30 (a)	2,465,000	2,127,837
5.25%, 05/15/33 (a)	2,740,000	2,854,395
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	4,600,000	4,585,050
4.80%, 09/15/34 (a)	5,500,000	5,497,140
VICI Properties LP
4.95%, 02/15/30 (a)	3,500,000	3,524,395
5.13%, 05/15/32 (a)	5,530,000	5,561,410
5.75%, 04/01/34 (a)	2,185,000	2,293,267
Walmart, Inc.
7.55%, 02/15/30	1,630,000	1,932,756
4.00%, 04/15/30 (a)	2,055,000	2,080,893
1.80%, 09/22/31 (a)	7,050,000	6,132,513

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 09/09/32 (a)	4,900,000	4,963,161
4.10%, 04/15/33 (a)	5,465,000	5,486,860
		543,075,991
Consumer Non-Cyclical 13.6%
Abbott Laboratories
1.40%, 06/30/30 (a)	2,510,000	2,195,346
AbbVie, Inc.
3.20%, 11/21/29 (a)	19,970,000	19,105,898
4.95%, 03/15/31 (a)	7,305,000	7,596,543
5.05%, 03/15/34 (a)	11,130,000	11,633,632
Adventist Health System
5.43%, 03/01/32 (a)	1,300,000	1,336,530
Advocate Health & Hospitals Corp.
2.21%, 06/15/30 (a)	1,280,000	1,150,579
Agilent Technologies, Inc.
2.10%, 06/04/30 (a)	2,165,000	1,918,103
2.30%, 03/12/31 (a)	3,050,000	2,676,894
4.75%, 09/09/34 (a)	1,750,000	1,747,480
Altria Group, Inc.
3.40%, 05/06/30 (a)	2,795,000	2,641,638
2.45%, 02/04/32 (a)	6,480,000	5,533,272
6.88%, 11/01/33 (a)	1,785,000	2,016,836
Amgen, Inc.
2.45%, 02/21/30 (a)	4,635,000	4,237,317
5.25%, 03/02/30 (a)	9,975,000	10,405,720
2.30%, 02/25/31 (a)	4,675,000	4,142,938
2.00%, 01/15/32 (a)	3,705,000	3,148,546
3.35%, 02/22/32 (a)	3,725,000	3,471,663
4.20%, 03/01/33 (a)	2,790,000	2,713,526
5.25%, 03/02/33 (a)	15,650,000	16,296,658
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	6,550,000	6,358,412
4.90%, 01/23/31 (a)	2,850,000	2,967,135
5.00%, 06/15/34 (a)	3,770,000	3,930,451
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	3,590,000	3,427,014
2.90%, 03/01/32 (a)	2,830,000	2,566,753
5.94%, 10/01/32	1,385,000	1,526,727
4.50%, 08/15/33 (a)	1,770,000	1,779,186
Ascension Health
2.53%, 11/15/29 (a)	3,045,000	2,832,307
Astrazeneca Finance LLC
4.90%, 03/03/30 (a)	2,365,000	2,458,607
4.90%, 02/26/31 (a)	3,680,000	3,830,291
2.25%, 05/28/31 (a)	2,655,000	2,354,321
4.88%, 03/03/33 (a)	1,795,000	1,867,123
5.00%, 02/26/34 (a)	5,455,000	5,698,402
AstraZeneca PLC
1.38%, 08/06/30 (a)	4,905,000	4,219,330
Banner Health
2.34%, 01/01/30 (a)	1,060,000	967,282
1.90%, 01/01/31 (a)	1,150,000	998,074
BAT Capital Corp.
4.91%, 04/02/30 (a)	3,695,000	3,752,162
6.34%, 08/02/30 (a)	3,810,000	4,125,887
5.83%, 02/20/31 (a)	2,905,000	3,082,263
2.73%, 03/25/31 (a)	4,505,000	4,028,281
4.74%, 03/16/32 (a)	3,365,000	3,370,182
7.75%, 10/19/32 (a)	2,165,000	2,561,412
6.42%, 08/02/33 (a)	4,790,000	5,263,396
6.00%, 02/20/34 (a)	3,175,000	3,396,488
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baxter International, Inc.
3.95%, 04/01/30 (a)	1,895,000	1,853,765
1.73%, 04/01/31 (a)	2,320,000	1,953,510
2.54%, 02/01/32 (a)	5,845,000	5,073,402
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	1,150,000	1,000,581
Becton Dickinson & Co.
2.82%, 05/20/30 (a)	2,575,000	2,376,828
1.96%, 02/11/31 (a)	3,805,000	3,286,264
4.30%, 08/22/32 (a)	2,035,000	1,999,815
5.11%, 02/08/34 (a)	1,955,000	2,013,865
Biogen, Inc.
2.25%, 05/01/30 (a)	5,665,000	5,059,865
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	2,945,000	2,731,841
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	1,455,000	1,401,369
2.10%, 06/01/31 (a)	1,265,000	1,093,403
Boston Scientific Corp.
2.65%, 06/01/30 (a)	4,440,000	4,083,157
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	4,745,000	4,064,899
5.75%, 02/01/31 (a)	3,660,000	3,964,658
5.10%, 02/22/31 (a)	4,590,000	4,808,300
2.95%, 03/15/32 (a)	6,490,000	5,922,839
5.90%, 11/15/33 (a)	3,595,000	3,974,704
5.20%, 02/22/34 (a)	9,200,000	9,707,380
Brown-Forman Corp.
4.75%, 04/15/33 (a)	2,465,000	2,524,850
Brunswick Corp.
2.40%, 08/18/31 (a)	2,005,000	1,686,947
4.40%, 09/15/32 (a)	1,670,000	1,575,511
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (a)	3,750,000	3,384,187
Campbell Soup Co.
2.38%, 04/24/30 (a)	1,890,000	1,708,144
5.40%, 03/21/34 (a)	3,575,000	3,746,278
Cardinal Health, Inc.
5.45%, 02/15/34 (a)	1,830,000	1,916,559
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	1,130,000	995,892
Cencora, Inc.
2.80%, 05/15/30 (a)	1,965,000	1,806,641
2.70%, 03/15/31 (a)	3,695,000	3,322,285
5.13%, 02/15/34 (a)	1,780,000	1,834,361
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,540,000	1,345,590
5.60%, 11/15/32 (a)	1,855,000	1,998,058
Cigna Group
2.40%, 03/15/30 (a)	5,185,000	4,695,173
2.38%, 03/15/31 (a)	5,510,000	4,859,324
5.13%, 05/15/31 (a)	2,635,000	2,741,190
5.40%, 03/15/33 (a)	2,970,000	3,118,530
5.25%, 02/15/34 (a)	4,555,000	4,722,578
Clorox Co.
1.80%, 05/15/30 (a)	1,750,000	1,532,248
4.60%, 05/01/32 (a)	2,295,000	2,326,992
Coca-Cola Co.
3.45%, 03/25/30	4,530,000	4,420,691
1.65%, 06/01/30	5,550,000	4,889,827
2.00%, 03/05/31	2,855,000	2,526,789
1.38%, 03/15/31	4,840,000	4,108,966
2.25%, 01/05/32	7,215,000	6,422,577
5.00%, 05/13/34 (a)	3,655,000	3,852,041
4.65%, 08/14/34 (a)	2,800,000	2,866,108

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	1,900,000	2,003,721
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	3,855,000	3,574,279
1.85%, 09/01/32 (a)	2,755,000	2,266,015
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	1,775,000	1,672,725
4.60%, 03/01/33 (a)	1,880,000	1,948,695
CommonSpirit Health
3.35%, 10/01/29 (a)	3,365,000	3,208,191
2.78%, 10/01/30 (a)	1,960,000	1,783,247
5.21%, 12/01/31 (a)	2,955,000	3,046,280
Conagra Brands, Inc.
8.25%, 09/15/30	1,110,000	1,327,960
Constellation Brands, Inc.
2.88%, 05/01/30 (a)	2,270,000	2,095,006
2.25%, 08/01/31 (a)	3,720,000	3,218,693
4.75%, 05/09/32 (a)	2,585,000	2,607,541
4.90%, 05/01/33 (a)	2,770,000	2,802,658
CVS Health Corp.
5.13%, 02/21/30 (a)	5,565,000	5,707,798
3.75%, 04/01/30 (a)	5,500,000	5,272,905
1.75%, 08/21/30 (a)	4,635,000	3,954,350
5.25%, 01/30/31 (a)	2,700,000	2,780,757
1.88%, 02/28/31 (a)	4,710,000	3,970,012
5.55%, 06/01/31 (a)	3,650,000	3,811,147
2.13%, 09/15/31 (a)	3,765,000	3,182,592
5.25%, 02/21/33 (a)	6,375,000	6,515,951
5.30%, 06/01/33 (a)	4,635,000	4,740,724
5.70%, 06/01/34 (a)	4,635,000	4,836,622
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	2,720,000	2,498,483
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	3,010,000	2,806,253
Diageo Capital PLC
2.38%, 10/24/29 (a)	3,765,000	3,467,151
2.00%, 04/29/30 (a)	3,655,000	3,261,101
2.13%, 04/29/32 (a)	2,670,000	2,287,336
5.50%, 01/24/33 (a)	2,750,000	2,929,932
5.63%, 10/05/33 (a)	3,400,000	3,668,600
Eli Lilly & Co.
4.70%, 02/27/33 (a)	3,705,000	3,813,408
4.70%, 02/09/34 (a)	5,500,000	5,629,140
4.60%, 08/14/34 (a)	4,650,000	4,718,494
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	2,350,000	2,159,251
2.60%, 04/15/30 (a)	2,675,000	2,469,239
1.95%, 03/15/31 (a)	2,270,000	1,972,221
4.65%, 05/15/33 (a)	2,630,000	2,664,137
5.00%, 02/14/34 (a)	2,290,000	2,368,639
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	1,890,000	1,650,896
GE HealthCare Technologies, Inc.
5.86%, 03/15/30 (a)	4,325,000	4,630,994
5.91%, 11/22/32 (a)	6,360,000	6,894,876
General Mills, Inc.
2.88%, 04/15/30 (a)	2,895,000	2,692,147
2.25%, 10/14/31 (a)	1,905,000	1,660,303
4.95%, 03/29/33 (a)	3,625,000	3,721,860
Gilead Sciences, Inc.
1.65%, 10/01/30 (a)	3,795,000	3,278,956
5.25%, 10/15/33 (a)	3,695,000	3,900,331
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34	1,860,000	2,006,103
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Haleon U.S. Capital LLC
3.63%, 03/24/32 (a)	7,340,000	6,904,518
Hasbro, Inc.
3.90%, 11/19/29 (a)	3,380,000	3,261,869
6.05%, 05/14/34 (a)	1,845,000	1,944,316
HCA, Inc.
3.50%, 09/01/30 (a)	9,945,000	9,375,947
5.45%, 04/01/31 (a)	6,480,000	6,755,465
2.38%, 07/15/31 (a)	3,030,000	2,620,193
3.63%, 03/15/32 (a)	7,415,000	6,864,510
5.50%, 06/01/33 (a)	4,675,000	4,856,390
5.60%, 04/01/34 (a)	4,775,000	4,979,513
5.45%, 09/15/34 (a)	4,300,000	4,426,850
Hershey Co.
2.45%, 11/15/29 (a)	1,075,000	997,127
1.70%, 06/01/30 (a)	1,355,000	1,194,405
4.50%, 05/04/33 (a)	1,565,000	1,596,738
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,810,000	3,355,353
Icon Investments Six DAC
6.00%, 05/08/34 (a)	2,020,000	2,149,058
Illumina, Inc.
2.55%, 03/23/31 (a)	1,805,000	1,571,541
Ingredion, Inc.
2.90%, 06/01/30 (a)	2,280,000	2,116,889
J.M. Smucker Co.
2.38%, 03/15/30 (a)	1,860,000	1,687,820
2.13%, 03/15/32 (a)	1,535,000	1,300,606
6.20%, 11/15/33 (a)(c)	3,940,000	4,366,032
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
5.50%, 01/15/30 (a)	4,530,000	4,590,838
3.75%, 12/01/31 (a)	1,890,000	1,738,724
3.63%, 01/15/32 (a)	3,370,000	3,079,776
3.00%, 05/15/32 (a)	3,585,000	3,112,533
5.75%, 04/01/33 (a)	6,100,000	6,324,480
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (a)(d)	5,625,000	6,233,906
Johnson & Johnson
1.30%, 09/01/30 (a)	6,360,000	5,532,119
4.90%, 06/01/31 (a)	4,305,000	4,525,933
4.95%, 05/15/33	1,910,000	2,048,819
4.38%, 12/05/33 (a)	3,090,000	3,194,596
4.95%, 06/01/34 (a)	3,185,000	3,381,037
Kellanova
2.10%, 06/01/30 (a)	1,685,000	1,512,389
7.45%, 04/01/31	2,510,000	2,915,340
5.25%, 03/01/33 (a)	1,425,000	1,491,234
Kenvue, Inc.
5.00%, 03/22/30 (a)	3,660,000	3,824,297
4.90%, 03/22/33 (a)	4,645,000	4,811,059
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30 (a)	2,725,000	2,574,798
2.25%, 03/15/31 (a)	1,725,000	1,518,552
5.20%, 03/15/31 (a)	2,035,000	2,125,558
4.05%, 04/15/32 (a)	3,190,000	3,114,461
5.30%, 03/15/34 (a)	2,320,000	2,430,246
Kimberly-Clark Corp.
3.10%, 03/26/30 (a)	2,645,000	2,524,758
2.00%, 11/02/31 (a)	2,300,000	2,014,110
4.50%, 02/16/33 (a)	1,325,000	1,351,421
Kraft Heinz Foods Co.
3.75%, 04/01/30 (a)	2,700,000	2,636,037
4.25%, 03/01/31 (a)	1,405,000	1,402,583
6.75%, 03/15/32	1,255,000	1,424,212

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kroger Co.
2.20%, 05/01/30 (a)	1,700,000	1,515,720
1.70%, 01/15/31 (a)	1,940,000	1,643,762
7.50%, 04/01/31	1,600,000	1,858,480
4.90%, 09/15/31 (a)	4,800,000	4,832,688
5.00%, 09/15/34 (a)	8,100,000	8,174,520
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	2,590,000	2,412,481
4.35%, 04/01/30 (a)	2,000,000	1,984,060
2.70%, 06/01/31 (a)	1,810,000	1,617,507
4.55%, 04/01/32 (a)	1,800,000	1,780,470
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	1,765,000	1,605,038
1.85%, 02/15/31 (a)	1,650,000	1,411,394
4.95%, 04/15/33 (a)	2,030,000	2,086,921
McKesson Corp.
5.10%, 07/15/33 (a)	2,250,000	2,338,020
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	3,740,000	3,763,487
Merck & Co., Inc.
4.30%, 05/17/30 (a)	2,715,000	2,755,888
1.45%, 06/24/30 (a)	4,610,000	3,998,668
2.15%, 12/10/31 (a)	7,385,000	6,472,066
4.50%, 05/17/33 (a)	5,575,000	5,668,214
6.50%, 12/01/33 (f)	2,550,000	2,947,290
Mondelez International, Inc.
2.75%, 04/13/30 (a)	2,375,000	2,205,069
1.50%, 02/04/31 (a)	1,870,000	1,579,870
3.00%, 03/17/32 (a)	2,825,000	2,574,253
1.88%, 10/15/32 (a)	2,470,000	2,066,526
4.75%, 08/28/34 (a)	2,000,000	2,017,620
Novartis Capital Corp.
2.20%, 08/14/30 (a)	5,780,000	5,248,702
4.00%, 09/18/31 (a)	2,500,000	2,481,100
4.20%, 09/18/34 (a)	3,900,000	3,842,748
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	1,225,000	954,961
OhioHealth Corp.
2.30%, 11/15/31 (a)	1,170,000	1,012,916
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	1,500,000	1,533,000
PepsiCo, Inc.
2.75%, 03/19/30 (a)	5,720,000	5,358,038
1.63%, 05/01/30 (a)	3,805,000	3,350,797
1.40%, 02/25/31 (a)	2,745,000	2,330,340
1.95%, 10/21/31 (a)	4,775,000	4,151,146
3.90%, 07/18/32 (a)	4,600,000	4,529,252
4.80%, 07/17/34 (a)	5,695,000	5,887,776
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 (a)	11,000,000	11,271,480
4.75%, 05/19/33 (a)	18,460,000	18,846,922
Pfizer, Inc.
2.63%, 04/01/30 (a)	4,610,000	4,281,169
1.70%, 05/28/30 (a)	3,635,000	3,209,451
1.75%, 08/18/31 (a)	3,595,000	3,085,876
Philip Morris International, Inc.
5.63%, 11/17/29 (a)	4,655,000	4,943,843
5.13%, 02/15/30 (a)	8,120,000	8,425,962
2.10%, 05/01/30 (a)	2,760,000	2,466,005
5.50%, 09/07/30 (a)	2,630,000	2,786,722
1.75%, 11/01/30 (a)	2,825,000	2,437,071
5.13%, 02/13/31 (a)	4,475,000	4,651,360
5.75%, 11/17/32 (a)	5,510,000	5,922,754
5.38%, 02/15/33 (a)	8,210,000	8,588,809
5.63%, 09/07/33 (a)	3,650,000	3,890,462
5.25%, 02/13/34 (a)	6,520,000	6,774,215
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	1,250,000	1,060,838
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	3,660,000	3,479,928
3.50%, 03/01/32 (a)	3,265,000	2,904,152
6.25%, 07/01/33 (a)	3,680,000	3,907,130
6.88%, 05/15/34 (a)	1,795,000	1,995,125
Procter & Gamble Co.
3.00%, 03/25/30 (a)	5,615,000	5,378,552
1.20%, 10/29/30	4,605,000	3,940,084
1.95%, 04/23/31	3,680,000	3,289,478
2.30%, 02/01/32	2,990,000	2,706,428
4.05%, 01/26/33	3,115,000	3,120,015
4.55%, 01/29/34	2,740,000	2,831,489
5.80%, 08/15/34	1,430,000	1,616,186
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	2,485,000	2,281,628
5.40%, 10/01/33 (a)	2,225,000	2,313,911
Quest Diagnostics, Inc.
4.63%, 12/15/29 (a)	2,300,000	2,328,934
2.95%, 06/30/30 (a)	2,840,000	2,633,589
2.80%, 06/30/31 (a)	2,010,000	1,813,060
6.40%, 11/30/33 (a)	2,885,000	3,226,584
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	4,595,000	3,971,550
Revvity, Inc.
2.55%, 03/15/31 (a)	1,490,000	1,305,002
2.25%, 09/15/31 (a)	1,820,000	1,556,937
Royalty Pharma PLC
2.20%, 09/02/30 (a)	3,595,000	3,149,256
2.15%, 09/02/31 (a)	2,340,000	1,995,061
5.40%, 09/02/34 (a)	1,850,000	1,899,303
Rush Obligated Group
3.92%, 11/15/29 (a)	1,180,000	1,166,513
Smith & Nephew PLC
2.03%, 10/14/30 (a)	3,875,000	3,368,886
5.40%, 03/20/34 (a)	2,395,000	2,491,327
Solventum Corp.
5.45%, 03/13/31 (a)(d)	3,685,000	3,804,025
5.60%, 03/23/34 (a)(d)	6,130,000	6,352,090
Stanford Health Care
3.31%, 08/15/30 (a)	1,170,000	1,125,131
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	2,380,000	2,121,056
Stryker Corp.
1.95%, 06/15/30 (a)	3,790,000	3,344,940
4.63%, 09/11/34 (a)	2,500,000	2,511,475
Sutter Health
2.29%, 08/15/30 (a)	2,700,000	2,418,849
5.16%, 08/15/33 (a)	1,395,000	1,449,810
Sysco Corp.
2.40%, 02/15/30 (a)	1,825,000	1,656,534
5.95%, 04/01/30 (a)	3,620,000	3,890,848
2.45%, 12/14/31 (a)	1,765,000	1,540,810
6.00%, 01/17/34 (a)	1,950,000	2,143,596
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	9,140,000	8,128,385
5.30%, 07/05/34 (a)	4,085,000	4,264,372
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29 (a)	3,210,000	2,999,231
4.98%, 08/10/30 (a)	2,795,000	2,914,235
2.00%, 10/15/31 (a)	4,450,000	3,857,660
4.95%, 11/21/32 (a)	2,210,000	2,303,682
5.09%, 08/10/33 (a)	3,625,000	3,794,106
5.20%, 01/31/34 (a)	1,815,000	1,917,838

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	3,355,000	3,537,713
4.88%, 08/15/34 (a)	2,005,000	1,998,785
Unilever Capital Corp.
1.38%, 09/14/30 (a)	1,775,000	1,520,021
1.75%, 08/12/31 (a)	3,100,000	2,664,202
5.90%, 11/15/32	3,690,000	4,105,162
5.00%, 12/08/33 (a)	3,130,000	3,293,292
4.63%, 08/12/34 (a)	3,500,000	3,549,210
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	750,000	745,883
2.65%, 10/15/30 (a)	2,915,000	2,602,599
2.65%, 01/15/32 (a)	2,060,000	1,776,276
UPMC
5.04%, 05/15/33 (a)	2,005,000	2,053,280
Viatris, Inc.
2.70%, 06/22/30 (a)	5,500,000	4,888,785
Whirlpool Corp.
2.40%, 05/15/31 (a)	1,165,000	998,417
4.70%, 05/14/32 (a)	1,130,000	1,119,954
5.50%, 03/01/33 (a)	1,095,000	1,118,488
5.75%, 03/01/34 (a)	1,115,000	1,143,511
Wyeth LLC
6.50%, 02/01/34	2,745,000	3,165,177
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	2,750,000	2,414,445
5.20%, 09/15/34 (a)	2,600,000	2,647,918
Zoetis, Inc.
2.00%, 05/15/30 (a)	2,830,000	2,502,003
5.60%, 11/16/32 (a)	2,795,000	2,995,709
		1,022,549,401
Energy 6.9%
Apache Corp.
4.25%, 01/15/30 (a)	1,775,000	1,708,402
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29 (a)	1,640,000	1,554,868
4.49%, 05/01/30 (a)	1,870,000	1,887,690
Boardwalk Pipelines LP
3.40%, 02/15/31 (a)	1,920,000	1,765,690
3.60%, 09/01/32 (a)	1,870,000	1,696,501
5.63%, 08/01/34 (a)	2,250,000	2,322,382
BP Capital Markets America, Inc.
4.97%, 10/17/29 (a)	2,615,000	2,699,857
3.63%, 04/06/30 (a)	4,490,000	4,361,227
1.75%, 08/10/30 (a)	3,690,000	3,220,706
2.72%, 01/12/32 (a)	7,370,000	6,568,218
4.81%, 02/13/33 (a)	8,175,000	8,286,752
4.89%, 09/11/33 (a)	5,700,000	5,800,605
4.99%, 04/10/34 (a)	3,747,000	3,833,518
Burlington Resources LLC
7.20%, 08/15/31	1,740,000	2,012,153
7.40%, 12/01/31	1,480,000	1,733,376
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (a)	1,875,000	1,714,800
7.20%, 01/15/32	1,465,000	1,666,687
6.45%, 06/30/33	1,325,000	1,445,999
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	1,865,000	1,608,525
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	4,125,000	3,967,095
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	5,625,000	5,535,281
4.00%, 03/01/31 (a)	5,365,000	5,086,074
3.25%, 01/31/32 (a)	4,500,000	4,023,540
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 06/30/33 (a)	5,115,000	5,416,990
5.75%, 08/15/34 (a)(d)	4,350,000	4,539,225
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)(d)	5,535,000	5,734,481
Chevron Corp.
2.24%, 05/11/30 (a)	5,600,000	5,088,328
Chevron USA, Inc.
3.25%, 10/15/29 (a)	1,940,000	1,878,948
Conoco Funding Co.
7.25%, 10/15/31	1,465,000	1,708,996
ConocoPhillips
5.90%, 10/15/32	1,850,000	2,036,147
ConocoPhillips Co.
5.05%, 09/15/33 (a)	3,560,000	3,685,597
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	1,800,000	1,865,484
DCP Midstream Operating LP
8.13%, 08/16/30	1,205,000	1,418,538
3.25%, 02/15/32 (a)	1,550,000	1,379,144
Devon Energy Corp.
4.50%, 01/15/30 (a)	2,210,000	2,192,298
7.88%, 09/30/31	2,680,000	3,126,274
7.95%, 04/15/32	1,315,000	1,548,268
5.20%, 09/15/34 (a)	4,500,000	4,482,945
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	3,775,000	3,595,385
5.15%, 01/30/30 (a)	3,155,000	3,239,459
3.13%, 03/24/31 (a)	2,935,000	2,676,397
6.25%, 03/15/33 (a)	4,075,000	4,397,047
5.40%, 04/18/34 (a)	4,830,000	4,933,072
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	1,565,000	1,469,660
Enbridge, Inc.
3.13%, 11/15/29 (a)	3,705,000	3,497,520
6.20%, 11/15/30 (a)	2,700,000	2,940,678
5.70%, 03/08/33 (a)	8,300,000	8,753,097
2.50%, 08/01/33 (a)	4,060,000	3,409,223
5.63%, 04/05/34 (a)	4,430,000	4,655,177
7.20%, 06/27/54 (a)(b)	2,605,000	2,744,394
7.38%, 03/15/55 (a)(b)	1,795,000	1,869,026
Energy Transfer LP
3.75%, 05/15/30 (a)	5,530,000	5,286,901
6.40%, 12/01/30 (a)	3,860,000	4,202,961
5.75%, 02/15/33 (a)	5,580,000	5,851,858
6.55%, 12/01/33 (a)	5,640,000	6,231,185
5.55%, 05/15/34 (a)	4,400,000	4,556,288
5.60%, 09/01/34 (a)	4,500,000	4,678,695
EnLink Midstream LLC
5.65%, 09/01/34 (a)	1,900,000	1,965,303
Enterprise Products Operating LLC
2.80%, 01/31/30 (a)	4,575,000	4,270,213
5.35%, 01/31/33 (a)	3,710,000	3,897,986
6.88%, 03/01/33	1,905,000	2,190,655
4.85%, 01/31/34 (a)	3,675,000	3,731,852
EOG Resources, Inc.
4.38%, 04/15/30 (a)	2,770,000	2,791,966
EQT Corp.
7.00%, 02/01/30 (a)(f)	2,665,000	2,916,603
5.75%, 02/01/34 (a)	2,725,000	2,808,603
Exxon Mobil Corp.
3.48%, 03/19/30 (a)	7,180,000	6,979,104
2.61%, 10/15/30 (a)	7,405,000	6,828,817
Halliburton Co.
2.92%, 03/01/30 (a)	3,740,000	3,477,938

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Helmerich & Payne, Inc.
4.85%, 12/01/29 (a)(d)	750,000	740,168
2.90%, 09/29/31 (a)	2,155,000	1,848,322
Hess Corp.
7.88%, 10/01/29	1,495,000	1,711,999
7.30%, 08/15/31	2,560,000	2,937,139
7.13%, 03/15/33	2,025,000	2,336,566
HF Sinclair Corp.
4.50%, 10/01/30 (a)	1,310,000	1,278,639
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	1,370,000	1,553,375
7.75%, 03/15/32	1,360,000	1,593,458
7.30%, 08/15/33	1,965,000	2,287,948
Kinder Morgan, Inc.
2.00%, 02/15/31 (a)	1,625,000	1,397,191
7.80%, 08/01/31	1,950,000	2,275,923
7.75%, 01/15/32	3,605,000	4,219,580
4.80%, 02/01/33 (a)	2,859,000	2,836,871
5.20%, 06/01/33 (a)	5,900,000	5,977,880
5.40%, 02/01/34 (a)	3,580,000	3,670,753
Marathon Oil Corp.
6.80%, 03/15/32	2,025,000	2,290,275
5.70%, 04/01/34 (a)	2,285,000	2,453,245
MPLX LP
2.65%, 08/15/30 (a)	5,095,000	4,589,117
4.95%, 09/01/32 (a)	3,895,000	3,912,216
5.00%, 03/01/33 (a)	4,245,000	4,251,113
5.50%, 06/01/34 (a)	6,095,000	6,271,572
National Fuel Gas Co.
2.95%, 03/01/31 (a)	1,810,000	1,598,882
NOV, Inc.
3.60%, 12/01/29 (a)	1,915,000	1,818,407
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	3,555,000	4,198,313
6.63%, 09/01/30 (a)	5,460,000	5,892,869
6.13%, 01/01/31 (a)	4,210,000	4,446,602
7.50%, 05/01/31	3,500,000	3,978,205
7.88%, 09/15/31	2,835,000	3,291,237
5.38%, 01/01/32 (a)	1,800,000	1,828,242
ONEOK, Inc.
4.40%, 10/15/29 (a)	1,000,000	996,850
3.10%, 03/15/30 (a)	2,758,000	2,569,463
3.25%, 06/01/30 (a)	1,795,000	1,683,872
5.80%, 11/01/30 (a)	1,945,000	2,072,397
6.35%, 01/15/31 (a)	2,490,000	2,700,181
4.75%, 10/15/31 (a)	4,500,000	4,503,195
6.10%, 11/15/32 (a)	3,015,000	3,252,220
6.05%, 09/01/33 (a)	5,560,000	5,947,198
Ovintiv, Inc.
8.13%, 09/15/30	1,125,000	1,309,365
7.20%, 11/01/31	1,285,000	1,434,086
7.38%, 11/01/31	1,845,000	2,082,396
6.25%, 07/15/33 (a)	2,395,000	2,534,102
6.50%, 08/15/34	2,150,000	2,325,977
Patterson-UTI Energy, Inc.
5.15%, 11/15/29 (a)	1,290,000	1,275,230
7.15%, 10/01/33 (a)	1,655,000	1,783,014
Phillips 66
2.15%, 12/15/30 (a)	3,145,000	2,761,027
Phillips 66 Co.
3.15%, 12/15/29 (a)	2,405,000	2,278,810
5.25%, 06/15/31 (a)	4,130,000	4,273,063
5.30%, 06/30/33 (a)	3,270,000	3,375,425
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	4,250,000	3,727,037
2.15%, 01/15/31 (a)	3,635,000	3,194,692
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,720,000	3,540,622
3.80%, 09/15/30 (a)	2,720,000	2,594,853
5.70%, 09/15/34 (a)	2,400,000	2,495,712
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (a)	7,005,000	6,988,328
Schlumberger Investment SA
2.65%, 06/26/30 (a)	4,710,000	4,331,222
4.85%, 05/15/33 (a)(c)	1,800,000	1,841,526
5.00%, 06/01/34 (a)	1,895,000	1,947,302
Shell International Finance BV
2.38%, 11/07/29 (a)	5,565,000	5,149,183
2.75%, 04/06/30 (a)	6,500,000	6,055,595
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29 (a)(d)	3,600,000	3,612,456
Suncor Energy, Inc.
7.15%, 02/01/32	1,915,000	2,165,099
Targa Resources Corp.
4.20%, 02/01/33 (a)	2,775,000	2,629,340
6.13%, 03/15/33 (a)	3,295,000	3,539,687
6.50%, 03/30/34 (a)	3,580,000	3,962,988
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/30 (a)	3,490,000	3,557,322
4.88%, 02/01/31 (a)	3,732,000	3,705,876
4.00%, 01/15/32 (a)	3,725,000	3,503,325
Texas Eastern Transmission LP
7.00%, 07/15/32	1,700,000	1,927,885
Tosco Corp.
8.13%, 02/15/30	1,530,000	1,818,068
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	4,550,000	4,280,503
TotalEnergies Capital SA
5.15%, 04/05/34 (a)	4,800,000	4,996,992
4.72%, 09/10/34 (a)	2,500,000	2,513,375
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (a)	4,735,000	4,658,766
2.50%, 10/12/31 (a)	3,595,000	3,183,085
4.63%, 03/01/34 (a)	4,405,000	4,349,805
5.60%, 03/31/34	1,505,000	1,580,717
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	2,545,000	2,385,403
Valero Energy Corp.
2.80%, 12/01/31 (a)	1,680,000	1,481,021
7.50%, 04/15/32	2,730,000	3,183,808
Western Midstream Operating LP
4.05%, 02/01/30 (a)(g)	3,815,000	3,674,341
6.15%, 04/01/33 (a)	2,915,000	3,082,525
Williams Cos., Inc.
4.80%, 11/15/29 (a)	1,750,000	1,777,317
3.50%, 11/15/30 (a)	3,570,000	3,376,506
7.50%, 01/15/31	1,220,000	1,392,679
2.60%, 03/15/31 (a)	5,580,000	4,935,398
8.75%, 03/15/32	1,715,000	2,101,235
4.65%, 08/15/32 (a)	3,765,000	3,742,598
5.65%, 03/15/33 (a)	2,865,000	3,003,781
5.15%, 03/15/34 (a)	4,450,000	4,501,798
Woodside Finance Ltd.
5.10%, 09/12/34 (a)	4,500,000	4,470,795
		519,053,216

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial Other 0.3%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	2,330,000	2,495,360
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	2,845,000	2,789,892
Cornell University
4.84%, 06/15/34 (a)	1,920,000	1,985,280
Emory University
2.14%, 09/01/30 (a)	1,620,000	1,461,823
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	1,824,000	1,914,197
Johns Hopkins University
4.71%, 07/01/32 (a)	1,139,000	1,171,655
Quanta Services, Inc.
2.90%, 10/01/30 (a)	3,633,000	3,345,811
2.35%, 01/15/32 (a)	1,905,000	1,635,862
5.25%, 08/09/34 (a)	2,455,000	2,510,508
Yale University
1.48%, 04/15/30 (a)	1,920,000	1,680,691
		20,991,079
Technology 9.0%
Adobe, Inc.
2.30%, 02/01/30 (a)	4,925,000	4,527,208
4.95%, 04/04/34 (a)	2,410,000	2,513,775
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	1,600,000	1,561,616
Alphabet, Inc.
1.10%, 08/15/30 (a)	8,370,000	7,209,248
Amdocs Ltd.
2.54%, 06/15/30 (a)	2,580,000	2,303,243
Analog Devices, Inc.
2.10%, 10/01/31 (a)	4,060,000	3,537,275
5.05%, 04/01/34 (a)	2,400,000	2,515,488
Apple, Inc.
4.15%, 05/10/30 (a)	1,545,000	1,584,073
1.65%, 05/11/30 (a)	6,530,000	5,796,420
1.25%, 08/20/30 (a)	4,770,000	4,130,486
1.65%, 02/08/31 (a)	10,165,000	8,891,021
1.70%, 08/05/31 (a)(c)	3,630,000	3,150,041
3.35%, 08/08/32 (a)	5,405,000	5,164,045
4.30%, 05/10/33 (a)(c)	3,760,000	3,884,118
Applied Materials, Inc.
1.75%, 06/01/30 (a)	2,665,000	2,342,881
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	1,880,000	1,651,448
5.88%, 04/10/34 (a)	1,860,000	1,930,922
Atlassian Corp.
5.50%, 05/15/34 (a)	1,785,000	1,870,020
Autodesk, Inc.
2.85%, 01/15/30 (a)	1,915,000	1,779,935
2.40%, 12/15/31 (a)	3,560,000	3,118,489
Automatic Data Processing, Inc.
1.25%, 09/01/30 (a)	3,825,000	3,280,779
4.45%, 09/09/34 (a)	3,280,000	3,290,234
Avnet, Inc.
3.00%, 05/15/31 (a)	1,060,000	932,503
5.50%, 06/01/32 (a)	1,175,000	1,193,835
Baidu, Inc.
3.43%, 04/07/30 (a)	1,665,000	1,588,210
2.38%, 10/09/30 (a)	1,025,000	917,078
2.38%, 08/23/31 (a)	2,765,000	2,408,564
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom, Inc.
4.35%, 02/15/30 (a)	4,500,000	4,493,340
5.00%, 04/15/30 (a)	2,575,000	2,667,674
4.15%, 11/15/30 (a)	6,340,000	6,244,773
2.45%, 02/15/31 (a)(d)	10,155,000	9,003,017
5.15%, 11/15/31 (a)	5,455,000	5,658,253
4.55%, 02/15/32 (a)	3,000,000	2,997,450
4.15%, 04/15/32 (a)(d)	4,580,000	4,446,630
4.30%, 11/15/32 (a)	7,600,000	7,471,712
2.60%, 02/15/33 (a)(d)	6,795,000	5,825,965
3.42%, 04/15/33 (a)(d)	8,510,000	7,742,568
3.47%, 04/15/34 (a)(d)	12,280,000	11,074,718
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	2,745,000	2,546,866
2.60%, 05/01/31 (a)	3,855,000	3,405,507
Cadence Design Systems, Inc.
4.70%, 09/10/34 (a)	3,500,000	3,521,700
CDW LLC/CDW Finance Corp.
5.10%, 03/01/30 (a)	2,200,000	2,237,642
3.57%, 12/01/31 (a)	3,650,000	3,346,941
5.55%, 08/22/34 (a)	2,300,000	2,353,337
CGI, Inc.
2.30%, 09/14/31 (a)	1,535,000	1,318,872
Cisco Systems, Inc.
4.95%, 02/26/31 (a)	8,950,000	9,357,762
5.05%, 02/26/34 (a)	9,335,000	9,808,285
Concentrix Corp.
6.85%, 08/02/33 (a)(c)	2,070,000	2,145,038
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (a)	6,425,000	6,689,196
6.20%, 07/15/30 (a)	2,495,000	2,715,009
5.75%, 02/01/33 (a)	3,795,000	4,075,375
5.40%, 04/15/34 (a)	3,740,000	3,901,456
Equifax, Inc.
3.10%, 05/15/30 (a)	1,920,000	1,797,658
2.35%, 09/15/31 (a)	4,015,000	3,489,557
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	2,535,000	2,665,755
Equinix, Inc.
3.20%, 11/18/29 (a)	4,280,000	4,042,802
2.15%, 07/15/30 (a)	4,220,000	3,732,590
2.50%, 05/15/31 (a)	3,920,000	3,464,261
3.90%, 04/15/32 (a)	4,245,000	4,069,851
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	1,865,000	1,699,295
Fidelity National Information Services, Inc.
2.25%, 03/01/31 (a)	2,965,000	2,601,699
5.10%, 07/15/32 (a)	2,905,000	3,015,477
Fiserv, Inc.
4.75%, 03/15/30 (a)	3,070,000	3,129,619
2.65%, 06/01/30 (a)	3,770,000	3,439,823
5.35%, 03/15/31 (a)	1,765,000	1,848,220
5.60%, 03/02/33 (a)	3,285,000	3,482,626
5.63%, 08/21/33 (a)	4,755,000	5,036,544
5.45%, 03/15/34 (a)	2,820,000	2,950,622
5.15%, 08/12/34 (a)	3,335,000	3,421,443
Flex Ltd.
4.88%, 05/12/30 (a)	2,495,000	2,500,414
5.25%, 01/15/32 (a)	1,865,000	1,883,072
Fortinet, Inc.
2.20%, 03/15/31 (a)	1,940,000	1,687,140
Global Payments, Inc.
2.90%, 05/15/30 (a)	3,540,000	3,229,754
2.90%, 11/15/31 (a)	2,725,000	2,403,614
5.40%, 08/15/32 (a)	2,920,000	3,003,979

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hewlett Packard Enterprise Co.
4.55%, 10/15/29 (a)	5,000,000	4,986,200
4.85%, 10/15/31 (a)	6,000,000	5,986,860
HP, Inc.
3.40%, 06/17/30 (a)	1,845,000	1,749,447
2.65%, 06/17/31 (a)	3,865,000	3,419,404
4.20%, 04/15/32 (a)	2,355,000	2,283,950
5.50%, 01/15/33 (a)(c)	4,140,000	4,357,350
IBM International Capital Pte. Ltd.
4.75%, 02/05/31 (a)	1,905,000	1,952,796
4.90%, 02/05/34 (a)	3,500,000	3,589,670
Intel Corp.
2.45%, 11/15/29 (a)	7,580,000	6,824,274
5.13%, 02/10/30 (a)	4,020,000	4,110,209
3.90%, 03/25/30 (a)	5,485,000	5,278,325
5.00%, 02/21/31 (a)	1,915,000	1,947,727
2.00%, 08/12/31 (a)	4,640,000	3,883,355
4.15%, 08/05/32 (a)	4,540,000	4,333,067
4.00%, 12/15/32	3,075,000	2,898,495
5.20%, 02/10/33 (a)	8,370,000	8,480,986
5.15%, 02/21/34 (a)	3,390,000	3,428,104
International Business Machines Corp.
1.95%, 05/15/30 (a)	4,735,000	4,190,238
2.72%, 02/09/32 (a)	1,650,000	1,482,030
4.40%, 07/27/32 (a)	3,040,000	3,039,605
5.88%, 11/29/32	2,415,000	2,654,013
4.75%, 02/06/33 (a)	2,780,000	2,852,892
Intuit, Inc.
1.65%, 07/15/30 (a)	1,830,000	1,595,467
5.20%, 09/15/33 (a)	4,400,000	4,644,332
Jabil, Inc.
3.60%, 01/15/30 (a)	1,960,000	1,850,848
3.00%, 01/15/31 (a)	2,200,000	1,975,666
Juniper Networks, Inc.
2.00%, 12/10/30 (a)	1,550,000	1,330,009
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	2,025,000	1,891,512
KLA Corp.
4.65%, 07/15/32 (a)	3,815,000	3,905,988
4.70%, 02/01/34 (a)	1,700,000	1,736,091
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (a)	2,385,000	2,098,371
6.35%, 02/20/34 (a)	1,810,000	1,938,202
Lam Research Corp.
1.90%, 06/15/30 (a)	2,910,000	2,572,702
Leidos, Inc.
4.38%, 05/15/30 (a)	2,825,000	2,780,676
2.30%, 02/15/31 (a)	3,435,000	2,985,736
5.75%, 03/15/33 (a)	2,600,000	2,738,086
Marvell Technology, Inc.
2.95%, 04/15/31 (a)	2,680,000	2,422,238
5.95%, 09/15/33 (a)	1,895,000	2,035,628
Mastercard, Inc.
3.35%, 03/26/30 (a)	5,630,000	5,443,985
1.90%, 03/15/31 (a)	2,250,000	1,976,198
2.00%, 11/18/31 (a)	2,790,000	2,414,131
4.35%, 01/15/32 (a)	4,000,000	4,020,760
4.85%, 03/09/33 (a)	2,885,000	3,001,496
4.88%, 05/09/34 (a)	4,090,000	4,234,091
Micron Technology, Inc.
6.75%, 11/01/29 (a)	4,660,000	5,123,018
4.66%, 02/15/30 (a)	2,765,000	2,784,327
5.30%, 01/15/31 (a)	3,535,000	3,675,693
2.70%, 04/15/32 (a)	3,725,000	3,258,816
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 02/09/33 (a)	2,895,000	3,095,537
5.88%, 09/15/33 (a)	3,475,000	3,721,273
Microsoft Corp.
1.35%, 09/15/30 (a)	1,600,000	1,395,344
Moody's Corp.
2.00%, 08/19/31 (a)	2,250,000	1,941,345
4.25%, 08/08/32 (a)	1,855,000	1,829,141
5.00%, 08/05/34 (a)	1,795,000	1,840,126
Motorola Solutions, Inc.
2.30%, 11/15/30 (a)	3,210,000	2,834,366
2.75%, 05/24/31 (a)	3,295,000	2,950,178
5.60%, 06/01/32 (a)	2,145,000	2,270,525
5.40%, 04/15/34 (a)	3,460,000	3,611,998
NetApp, Inc.
2.70%, 06/22/30 (a)	2,602,000	2,363,865
NVIDIA Corp.
2.85%, 04/01/30 (a)	5,615,000	5,314,036
2.00%, 06/15/31 (a)	4,210,000	3,727,281
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/30 (a)	3,765,000	3,559,920
2.50%, 05/11/31 (a)	3,515,000	3,081,706
2.65%, 02/15/32 (a)	3,775,000	3,281,796
5.00%, 01/15/33 (a)	3,655,000	3,700,907
Oracle Corp.
6.15%, 11/09/29 (a)	4,765,000	5,157,017
2.95%, 04/01/30 (a)	12,075,000	11,238,685
4.65%, 05/06/30 (a)	2,935,000	2,993,465
3.25%, 05/15/30 (a)	1,935,000	1,827,975
2.88%, 03/25/31 (a)	11,895,000	10,824,569
6.25%, 11/09/32 (a)	8,265,000	9,147,123
4.90%, 02/06/33 (a)	5,690,000	5,797,655
4.30%, 07/08/34 (a)	6,690,000	6,479,332
4.70%, 09/27/34 (a)	5,500,000	5,489,605
PayPal Holdings, Inc.
2.85%, 10/01/29 (a)	5,405,000	5,084,700
2.30%, 06/01/30 (a)	3,755,000	3,404,921
4.40%, 06/01/32 (a)	3,520,000	3,532,355
5.15%, 06/01/34 (a)	3,295,000	3,438,497
Qorvo, Inc.
4.38%, 10/15/29 (a)	3,315,000	3,215,086
QUALCOMM, Inc.
2.15%, 05/20/30 (a)	4,335,000	3,922,698
1.65%, 05/20/32 (a)	4,705,000	3,912,725
4.25%, 05/20/32 (a)	2,025,000	2,024,777
5.40%, 05/20/33 (a)(c)	2,520,000	2,719,483
RELX Capital, Inc.
3.00%, 05/22/30 (a)	2,700,000	2,529,171
4.75%, 05/20/32 (a)	1,840,000	1,863,294
Roper Technologies, Inc.
4.50%, 10/15/29 (a)	1,500,000	1,509,885
2.00%, 06/30/30 (a)	2,230,000	1,960,839
1.75%, 02/15/31 (a)	3,730,000	3,159,124
4.75%, 02/15/32 (a)	1,800,000	1,822,590
S&P Global, Inc.
2.50%, 12/01/29 (a)	1,872,000	1,730,346
1.25%, 08/15/30 (a)	2,175,000	1,856,515
2.90%, 03/01/32 (a)	5,675,000	5,165,612
5.25%, 09/15/33 (a)	2,760,000	2,930,568
Salesforce, Inc.
1.95%, 07/15/31 (a)	5,655,000	4,911,254
ServiceNow, Inc.
1.40%, 09/01/30 (a)	5,655,000	4,854,422
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	2,035,000	1,794,890

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TD SYNNEX Corp.
2.65%, 08/09/31 (a)	1,765,000	1,514,158
6.10%, 04/12/34 (a)	2,300,000	2,438,782
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	1,775,000	1,587,631
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	1,860,000	1,618,181
Texas Instruments, Inc.
1.75%, 05/04/30 (a)	2,865,000	2,531,457
1.90%, 09/15/31 (a)	1,710,000	1,491,240
3.65%, 08/16/32 (a)	1,510,000	1,457,195
4.90%, 03/14/33 (a)	3,605,000	3,778,581
4.85%, 02/08/34 (a)	2,120,000	2,206,263
Trimble, Inc.
6.10%, 03/15/33 (a)	3,090,000	3,340,290
TSMC Arizona Corp.
2.50%, 10/25/31 (a)	4,790,000	4,237,090
4.25%, 04/22/32 (a)(c)	3,555,000	3,541,811
Tyco Electronics Group SA
4.63%, 02/01/30 (a)	1,300,000	1,325,766
2.50%, 02/04/32 (a)	2,235,000	1,984,255
VeriSign, Inc.
2.70%, 06/15/31 (a)	2,730,000	2,389,979
Verisk Analytics, Inc.
5.75%, 04/01/33 (a)	1,960,000	2,112,037
5.25%, 06/05/34 (a)	1,905,000	1,967,903
Visa, Inc.
2.05%, 04/15/30 (a)	5,640,000	5,108,938
1.10%, 02/15/31 (a)	3,770,000	3,162,578
VMware LLC
4.70%, 05/15/30 (a)	2,970,000	2,994,413
2.20%, 08/15/31 (a)	5,510,000	4,735,184
Western Digital Corp.
3.10%, 02/01/32 (a)	1,930,000	1,665,262
Western Union Co.
2.75%, 03/15/31 (a)	1,250,000	1,093,388
Workday, Inc.
3.80%, 04/01/32 (a)	4,380,000	4,157,058
Xilinx, Inc.
2.38%, 06/01/30 (a)	2,800,000	2,544,780
		676,683,662
Transportation 1.2%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	2,276,522	1,986,402
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	1,532,855	1,449,667
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	1,568,399	1,460,399
Canadian National Railway Co.
3.85%, 08/05/32 (a)	2,815,000	2,720,838
5.85%, 11/01/33 (a)	1,360,000	1,501,114
6.25%, 08/01/34	1,940,000	2,219,651
4.38%, 09/18/34 (a)	2,500,000	2,483,575
Canadian Pacific Railway Co.
2.88%, 11/15/29 (a)	1,575,000	1,480,862
2.05%, 03/05/30 (a)	1,735,000	1,553,380
7.13%, 10/15/31	1,330,000	1,540,978
2.45%, 12/02/31 (a)	5,185,000	4,570,785
CSX Corp.
2.40%, 02/15/30 (a)	1,400,000	1,282,834
4.10%, 11/15/32 (a)	3,510,000	3,455,139
5.20%, 11/15/33 (a)(c)	2,185,000	2,305,568
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Delta Air Lines, Inc.
3.75%, 10/28/29 (a)	1,700,000	1,605,446
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	2,700,286	2,338,286
FedEx Corp.
4.25%, 05/15/30 (a)	2,895,000	2,894,826
2.40%, 05/15/31 (a)	3,600,000	3,187,656
4.90%, 01/15/34	1,740,000	1,778,663
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,575,000	1,344,105
6.50%, 05/06/34 (a)	1,810,000	1,926,998
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	1,724,170	1,539,080
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (a)(c)	1,819,490	1,737,559
Norfolk Southern Corp.
2.55%, 11/01/29 (a)	1,510,000	1,398,396
5.05%, 08/01/30 (a)	2,138,000	2,226,834
2.30%, 05/15/31 (a)	1,635,000	1,451,373
3.00%, 03/15/32 (a)	2,240,000	2,043,373
4.45%, 03/01/33 (a)	1,942,000	1,940,466
5.55%, 03/15/34 (a)	1,560,000	1,675,268
Ryder System, Inc.
6.60%, 12/01/33 (a)	2,170,000	2,425,735
Southwest Airlines Co.
2.63%, 02/10/30 (a)	1,925,000	1,744,608
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	2,210,000	1,913,993
Union Pacific Corp.
2.40%, 02/05/30 (a)	3,020,000	2,772,904
2.38%, 05/20/31 (a)	3,610,000	3,238,892
2.80%, 02/14/32 (a)	4,423,000	4,027,628
4.50%, 01/20/33 (a)	3,315,000	3,354,515
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	1,778,508	1,682,966
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	1,769,842	1,704,376
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	2,137,011	1,910,915
United Parcel Service, Inc.
4.45%, 04/01/30 (a)	2,785,000	2,841,730
4.88%, 03/03/33 (a)	3,295,000	3,412,302
5.15%, 05/22/34 (a)	3,425,000	3,601,182
		93,731,267
		4,032,904,145

Utility 8.7%
Electric 7.8%
AEP Texas, Inc.
2.10%, 07/01/30 (a)	2,095,000	1,846,847
4.70%, 05/15/32 (a)	1,705,000	1,712,366
5.40%, 06/01/33 (a)	1,645,000	1,693,248
5.70%, 05/15/34 (a)	1,345,000	1,415,922
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	1,765,000	1,831,364
AES Corp.
2.45%, 01/15/31 (a)	3,690,000	3,196,647
Alabama Power Co.
1.45%, 09/15/30 (a)	890,000	762,659
3.05%, 03/15/32 (a)	2,550,000	2,329,603
3.94%, 09/01/32 (a)	1,629,000	1,579,250
5.85%, 11/15/33 (a)	1,335,000	1,456,952

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ameren Corp.
3.50%, 01/15/31 (a)	2,800,000	2,652,244
Ameren Illinois Co.
1.55%, 11/15/30 (a)	1,456,000	1,246,496
3.85%, 09/01/32 (a)	1,720,000	1,645,576
4.95%, 06/01/33 (a)	1,820,000	1,873,563
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	1,525,000	1,371,753
5.95%, 11/01/32 (a)	1,845,000	2,002,711
5.63%, 03/01/33 (a)	3,130,000	3,308,066
7.05%, 12/15/54 (a)(b)	1,400,000	1,475,096
Appalachian Power Co.
2.70%, 04/01/31 (a)	1,765,000	1,578,828
4.50%, 08/01/32 (a)	1,905,000	1,881,588
5.65%, 04/01/34 (a)	1,495,000	1,574,773
Arizona Public Service Co.
2.20%, 12/15/31 (a)	1,900,000	1,613,670
6.35%, 12/15/32 (a)	1,605,000	1,765,548
5.55%, 08/01/33 (a)	1,775,000	1,852,887
5.70%, 08/15/34 (a)	1,510,000	1,596,327
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	1,390,000	1,226,369
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	2,465,000	2,168,658
5.30%, 06/01/34 (a)	1,570,000	1,645,721
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	4,235,000	4,143,651
1.65%, 05/15/31 (a)	1,518,000	1,285,700
Black Hills Corp.
3.05%, 10/15/29 (a)	1,475,000	1,377,871
2.50%, 06/15/30 (a)	1,535,000	1,367,915
4.35%, 05/01/33 (a)	1,525,000	1,464,290
6.15%, 05/15/34 (a)	1,555,000	1,680,178
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	1,425,000	1,255,397
3.00%, 03/01/32 (a)	1,030,000	932,253
4.45%, 10/01/32 (a)	1,915,000	1,906,612
6.95%, 03/15/33	1,230,000	1,417,575
4.95%, 04/01/33 (a)	2,210,000	2,256,476
5.15%, 03/01/34 (a)	1,400,000	1,452,318
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	1,445,000	1,335,411
2.65%, 06/01/31 (a)	1,675,000	1,488,070
7.00%, 02/15/55 (a)(b)	1,475,000	1,535,460
CMS Energy Corp.
4.75%, 06/01/50 (a)(b)	1,795,000	1,728,370
3.75%, 12/01/50 (a)(b)	1,385,000	1,209,105
Commonwealth Edison Co.
2.20%, 03/01/30 (a)	1,185,000	1,070,008
3.15%, 03/15/32 (a)	1,085,000	994,012
4.90%, 02/01/33 (a)	1,570,000	1,611,778
5.30%, 06/01/34 (a)	1,475,000	1,554,001
Connecticut Light & Power Co.
2.05%, 07/01/31 (a)	1,740,000	1,504,126
4.90%, 07/01/33 (a)	1,175,000	1,205,409
4.95%, 08/15/34 (a)	1,100,000	1,132,461
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	2,295,000	2,211,646
2.40%, 06/15/31 (a)	3,150,000	2,809,926
5.20%, 03/01/33 (a)	1,845,000	1,933,375
5.50%, 03/15/34 (a)	2,135,000	2,286,073
5.38%, 05/15/34 (a)	1,595,000	1,695,613
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	2,095,000	2,249,883
6.13%, 01/15/34 (a)	1,855,000	2,040,092
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumers Energy Co.
4.70%, 01/15/30 (a)	2,645,000	2,711,310
3.60%, 08/15/32 (a)	1,505,000	1,426,514
4.63%, 05/15/33 (a)	2,509,000	2,545,757
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	1,620,000	1,407,569
6.63%, 02/01/32	1,215,000	1,372,282
5.30%, 05/15/33	1,145,000	1,201,345
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	5,410,000	5,129,383
2.25%, 08/15/31 (a)	2,995,000	2,595,227
4.35%, 08/15/32 (a)	1,595,000	1,578,540
5.38%, 11/15/32 (a)	3,115,000	3,262,620
6.30%, 03/15/33	965,000	1,058,142
5.25%, 08/01/33 (a)	2,150,000	2,219,466
7.00%, 06/01/54 (a)(b)	3,685,000	4,041,450
6.88%, 02/01/55 (a)(b)	3,660,000	3,890,324
DTE Electric Co.
2.25%, 03/01/30 (a)	2,076,000	1,890,281
2.63%, 03/01/31 (a)	2,250,000	2,039,602
3.00%, 03/01/32 (a)	1,670,000	1,528,651
5.20%, 04/01/33 (a)	2,490,000	2,610,566
5.20%, 03/01/34 (a)	1,800,000	1,886,976
DTE Energy Co.
2.95%, 03/01/30 (a)	1,105,000	1,022,755
5.85%, 06/01/34 (a)	3,130,000	3,362,966
Duke Energy Carolinas LLC
2.45%, 02/01/30 (a)	1,890,000	1,732,431
2.55%, 04/15/31 (a)	1,995,000	1,794,542
2.85%, 03/15/32 (a)	1,865,000	1,684,580
6.45%, 10/15/32	1,285,000	1,431,297
4.95%, 01/15/33 (a)	4,555,000	4,700,077
4.85%, 01/15/34 (a)	2,380,000	2,435,906
Duke Energy Corp.
2.45%, 06/01/30 (a)	3,070,000	2,771,381
2.55%, 06/15/31 (a)	3,749,000	3,315,091
4.50%, 08/15/32 (a)	4,160,000	4,117,859
5.75%, 09/15/33 (a)	2,575,000	2,771,138
5.45%, 06/15/34 (a)	2,195,000	2,293,819
6.45%, 09/01/54 (a)(b)	2,285,000	2,378,388
Duke Energy Florida LLC
2.50%, 12/01/29 (a)	2,538,000	2,350,645
1.75%, 06/15/30 (a)	2,040,000	1,783,654
2.40%, 12/15/31 (a)	2,305,000	2,025,519
5.88%, 11/15/33 (a)	2,610,000	2,857,741
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	1,350,000	1,420,416
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	1,780,000	1,590,021
5.25%, 04/01/33 (a)	1,430,000	1,494,965
Duke Energy Progress LLC
2.00%, 08/15/31 (a)	2,420,000	2,079,143
3.40%, 04/01/32 (a)	1,700,000	1,587,783
5.25%, 03/15/33 (a)	1,770,000	1,858,252
5.10%, 03/15/34 (a)	1,805,000	1,886,875
Edison International
6.95%, 11/15/29 (a)	1,870,000	2,064,143
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	1,830,000	1,591,222
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	1,583,000	1,649,090
5.30%, 09/15/33 (a)	1,295,000	1,354,920
5.45%, 06/01/34 (a)	1,310,000	1,390,696

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Corp.
2.80%, 06/15/30 (a)	2,150,000	1,966,691
2.40%, 06/15/31 (a)	2,370,000	2,066,047
7.13%, 12/01/54 (a)(b)	4,265,000	4,434,193
Entergy Louisiana LLC
1.60%, 12/15/30 (a)	1,225,000	1,042,916
3.05%, 06/01/31 (a)	1,260,000	1,162,350
2.35%, 06/15/32 (a)	1,812,000	1,565,314
4.00%, 03/15/33 (a)	3,030,000	2,903,679
5.35%, 03/15/34 (a)	1,790,000	1,874,023
5.15%, 09/15/34 (a)	2,525,000	2,606,305
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	1,185,000	1,209,269
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	2,192,000	1,860,438
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (a)	1,085,000	1,173,048
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	1,565,000	1,400,190
4.95%, 04/15/33 (a)	1,075,000	1,095,877
5.40%, 04/01/34 (a)	1,275,000	1,333,548
Eversource Energy
1.65%, 08/15/30 (a)	2,245,000	1,921,720
2.55%, 03/15/31 (a)	1,350,000	1,184,301
5.85%, 04/15/31 (a)	2,560,000	2,726,246
3.38%, 03/01/32 (a)	2,365,000	2,158,181
5.13%, 05/15/33 (a)	3,060,000	3,120,466
5.50%, 01/01/34 (a)	2,310,000	2,404,548
5.95%, 07/15/34 (a)	2,525,000	2,714,754
Exelon Corp.
4.05%, 04/15/30 (a)	4,475,000	4,408,591
3.35%, 03/15/32 (a)	2,395,000	2,229,338
5.30%, 03/15/33 (a)	2,940,000	3,071,800
5.45%, 03/15/34 (a)	3,010,000	3,160,681
FirstEnergy Corp.
2.65%, 03/01/30 (a)	2,100,000	1,921,815
2.25%, 09/01/30 (a)	1,860,000	1,648,946
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)(d)	1,100,000	1,109,977
Florida Power & Light Co.
4.63%, 05/15/30 (a)	1,870,000	1,919,387
2.45%, 02/03/32 (a)	5,420,000	4,795,182
5.10%, 04/01/33 (a)	2,730,000	2,858,992
4.80%, 05/15/33 (a)	2,690,000	2,760,370
5.63%, 04/01/34	1,650,000	1,796,866
5.30%, 06/15/34 (a)	2,775,000	2,948,743
5.00%, 08/01/34 (a)	1,000,000	1,050,110
Georgia Power Co.
4.70%, 05/15/32 (a)	2,495,000	2,542,455
4.95%, 05/17/33 (a)	3,851,000	3,962,795
5.25%, 03/15/34 (a)	3,125,000	3,276,375
Idaho Power Co.
5.20%, 08/15/34 (a)	1,160,000	1,201,922
Interstate Power & Light Co.
2.30%, 06/01/30 (a)	1,455,000	1,301,658
5.70%, 10/15/33 (a)	865,000	922,081
4.95%, 09/30/34 (a)	1,200,000	1,219,272
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	1,715,000	1,658,113
5.75%, 04/01/34 (a)	1,585,000	1,662,063
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	1,500,000	1,585,425
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	1,630,000	1,720,058
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MidAmerican Energy Co.
5.35%, 01/15/34 (a)	1,390,000	1,478,779
National Grid PLC
5.81%, 06/12/33 (a)	3,000,000	3,209,430
5.42%, 01/11/34 (a)	2,770,000	2,892,545
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (a)	1,875,000	1,703,625
5.00%, 02/07/31 (a)	1,660,000	1,736,924
1.35%, 03/15/31 (a)	1,585,000	1,318,086
1.65%, 06/15/31 (a)	1,265,000	1,059,185
8.00%, 03/01/32	1,505,000	1,830,155
2.75%, 04/15/32 (a)	1,990,000	1,786,264
4.02%, 11/01/32 (a)	2,255,000	2,197,858
4.15%, 12/15/32 (a)	1,415,000	1,388,610
5.80%, 01/15/33 (a)	2,442,000	2,653,648
5.00%, 08/15/34 (a)	1,215,000	1,246,359
Nevada Power Co.
2.40%, 05/01/30 (a)	1,685,000	1,532,255
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/29 (a)	3,725,000	3,477,660
5.00%, 02/28/30 (a)	2,277,000	2,356,513
2.25%, 06/01/30 (a)	7,507,000	6,716,513
2.44%, 01/15/32 (a)	3,860,000	3,350,712
5.00%, 07/15/32 (a)	3,770,000	3,882,798
5.05%, 02/28/33 (a)	3,635,000	3,740,379
5.25%, 03/15/34 (a)	4,005,000	4,159,353
6.75%, 06/15/54 (a)(b)	4,375,000	4,729,331
Northern States Power Co.
2.25%, 04/01/31 (a)	1,685,000	1,488,411
NSTAR Electric Co.
3.95%, 04/01/30 (a)	1,550,000	1,533,415
1.95%, 08/15/31 (a)	1,290,000	1,109,555
5.40%, 06/01/34 (a)	2,050,000	2,167,116
Ohio Power Co.
2.60%, 04/01/30 (a)	1,445,000	1,315,470
1.63%, 01/15/31 (a)	1,620,000	1,361,237
5.00%, 06/01/33 (a)	1,382,000	1,406,282
5.65%, 06/01/34 (a)	1,360,000	1,440,879
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	1,125,000	1,066,151
3.25%, 04/01/30 (a)	1,115,000	1,055,403
5.40%, 01/15/33 (a)	1,690,000	1,779,333
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (a)	2,040,000	1,880,900
7.00%, 05/01/32	1,870,000	2,162,786
4.15%, 06/01/32 (a)	1,510,000	1,479,558
4.55%, 09/15/32 (a)	2,490,000	2,504,691
7.25%, 01/15/33	1,490,000	1,756,114
5.65%, 11/15/33 (a)	3,000,000	3,238,260
Pacific Gas & Electric Co.
4.55%, 07/01/30 (a)	11,211,000	11,138,241
2.50%, 02/01/31 (a)	7,095,000	6,221,109
3.25%, 06/01/31 (a)	3,515,000	3,207,437
4.40%, 03/01/32 (a)	1,690,000	1,645,333
5.90%, 06/15/32 (a)	2,265,000	2,399,994
6.15%, 01/15/33 (a)	2,875,000	3,092,235
6.40%, 06/15/33 (a)	4,285,000	4,687,619
6.95%, 03/15/34 (a)	3,180,000	3,622,815
5.80%, 05/15/34 (a)	3,970,000	4,203,118
PacifiCorp
2.70%, 09/15/30 (a)	1,575,000	1,431,045
5.30%, 02/15/31 (a)	3,225,000	3,360,934
7.70%, 11/15/31	1,680,000	1,978,603
5.45%, 02/15/34 (a)	4,080,000	4,245,811
PECO Energy Co.
4.90%, 06/15/33 (a)	2,314,000	2,380,574

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	435,000	456,115
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	1,495,000	1,471,409
5.25%, 09/01/34 (a)	2,200,000	2,265,736
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	2,355,000	2,436,813
4.85%, 02/15/34 (a)	2,355,000	2,415,853
Progress Energy, Inc.
7.75%, 03/01/31	2,280,000	2,675,968
7.00%, 10/30/31	1,525,000	1,739,689
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	1,375,000	1,186,584
1.88%, 06/15/31 (a)	2,705,000	2,309,908
4.10%, 06/01/32 (a)	1,065,000	1,041,464
5.35%, 05/15/34 (a)	1,550,000	1,627,717
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,260,000	1,100,320
5.35%, 10/01/33 (a)	2,110,000	2,238,351
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,570,000	1,342,648
5.25%, 01/15/33 (a)	1,700,000	1,753,907
Public Service Electric & Gas Co.
2.45%, 01/15/30 (a)	1,110,000	1,019,291
1.90%, 08/15/31 (a)	1,705,000	1,454,962
3.10%, 03/15/32 (a)	1,750,000	1,609,948
4.90%, 12/15/32 (a)	1,415,000	1,465,374
4.65%, 03/15/33 (a)	1,745,000	1,770,268
5.20%, 08/01/33 (a)	1,790,000	1,886,266
5.20%, 03/01/34 (a)	1,635,000	1,718,679
4.85%, 08/01/34 (a)	2,325,000	2,378,289
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	2,295,000	1,963,694
2.45%, 11/15/31 (a)	2,720,000	2,384,678
6.13%, 10/15/33 (a)	1,525,000	1,662,342
5.45%, 04/01/34 (a)	1,645,000	1,716,360
Puget Energy, Inc.
4.10%, 06/15/30 (a)	2,080,000	2,005,182
4.22%, 03/15/32 (a)	1,615,000	1,521,298
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	1,475,000	1,547,364
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	3,040,000	2,631,728
3.00%, 03/15/32 (a)	1,905,000	1,738,312
Southern California Edison Co.
2.25%, 06/01/30 (a)	2,010,000	1,799,834
2.50%, 06/01/31 (a)	1,780,000	1,577,311
5.45%, 06/01/31 (a)	2,620,000	2,773,427
2.75%, 02/01/32 (a)	1,820,000	1,621,383
5.95%, 11/01/32 (a)	2,870,000	3,125,229
6.00%, 01/15/34	2,355,000	2,592,148
5.20%, 06/01/34 (a)	3,055,000	3,172,434
Southern Co.
3.70%, 04/30/30 (a)	3,875,000	3,747,900
5.70%, 10/15/32 (a)	1,880,000	2,018,142
5.20%, 06/15/33 (a)	3,250,000	3,372,297
5.70%, 03/15/34 (a)	4,090,000	4,396,954
Southwestern Electric Power Co.
5.30%, 04/01/33 (a)	1,355,000	1,398,753
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,490,000	1,314,523
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	1,075,000	919,426
3.25%, 05/15/32 (a)	1,500,000	1,371,660
5.20%, 09/15/34 (a)	1,250,000	1,280,313
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Union Electric Co.
2.95%, 03/15/30 (a)	1,850,000	1,731,415
2.15%, 03/15/32 (a)	2,030,000	1,739,466
5.20%, 04/01/34 (a)	1,880,000	1,967,834
Virginia Electric & Power Co.
2.30%, 11/15/31 (a)	1,755,000	1,531,501
2.40%, 03/30/32 (a)	2,295,000	2,002,387
5.00%, 04/01/33 (a)	2,785,000	2,857,800
5.30%, 08/15/33 (a)	1,475,000	1,540,446
5.00%, 01/15/34 (a)	1,800,000	1,846,242
5.05%, 08/15/34 (a)	2,100,000	2,159,325
WEC Energy Group, Inc.
1.80%, 10/15/30 (a)	1,640,000	1,419,584
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	1,740,000	1,792,618
5.63%, 05/15/33	1,310,000	1,420,315
Wisconsin Power & Light Co.
1.95%, 09/16/31 (a)	1,200,000	1,015,500
3.95%, 09/01/32 (a)	2,240,000	2,155,955
4.95%, 04/01/33 (a)	1,350,000	1,381,482
5.38%, 03/30/34 (a)	1,075,000	1,127,439
Xcel Energy, Inc.
2.60%, 12/01/29 (a)	1,770,000	1,620,293
3.40%, 06/01/30 (a)	2,125,000	2,016,710
2.35%, 11/15/31 (a)	1,225,000	1,051,761
4.60%, 06/01/32 (a)	2,595,000	2,572,631
5.45%, 08/15/33 (a)	2,950,000	3,062,247
5.50%, 03/15/34 (a)	3,085,000	3,211,053
		587,339,892
Natural Gas 0.7%
Atmos Energy Corp.
1.50%, 01/15/31 (a)	2,230,000	1,893,136
5.45%, 10/15/32 (a)	1,240,000	1,322,634
5.90%, 11/15/33 (a)	2,545,000	2,801,460
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (a)	2,085,000	1,793,809
4.40%, 07/01/32 (a)	1,855,000	1,829,716
5.40%, 03/01/33 (a)	2,360,000	2,492,066
5.40%, 07/01/34 (a)	1,275,000	1,330,679
NiSource, Inc.
3.60%, 05/01/30 (a)	3,625,000	3,487,069
1.70%, 02/15/31 (a)	2,050,000	1,732,640
5.40%, 06/30/33 (a)	1,765,000	1,840,701
5.35%, 04/01/34 (a)	2,440,000	2,534,184
6.95%, 11/30/54 (a)(b)	1,760,000	1,827,197
ONE Gas, Inc.
2.00%, 05/15/30 (a)	1,240,000	1,103,352
4.25%, 09/01/32 (a)	1,065,000	1,052,316
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 (a)	1,244,000	1,098,104
5.40%, 06/15/33 (a)	1,390,000	1,457,346
Sempra
5.50%, 08/01/33 (a)	2,640,000	2,774,825
6.88%, 10/01/54 (a)(b)	4,030,000	4,189,870
Southern California Gas Co.
2.55%, 02/01/30 (a)	2,450,000	2,249,320
5.20%, 06/01/33 (a)	1,780,000	1,854,279
5.05%, 09/01/34 (a)	2,100,000	2,166,486
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	1,830,000	1,555,207
5.15%, 09/15/32 (a)	1,885,000	1,952,049
5.75%, 09/15/33 (a)	1,795,000	1,930,630
4.95%, 09/15/34 (a)	1,680,000	1,697,858

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwest Gas Corp.
2.20%, 06/15/30 (a)	1,740,000	1,546,442
4.05%, 03/15/32 (a)	2,160,000	2,056,903
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,495,000	1,522,897
5.15%, 08/15/34 (a)	1,375,000	1,430,715
		56,523,890
Utility Other 0.2%
American Water Capital Corp.
2.80%, 05/01/30 (a)	1,840,000	1,709,746
2.30%, 06/01/31 (a)	1,977,000	1,738,693
4.45%, 06/01/32 (a)	3,080,000	3,094,599
5.15%, 03/01/34 (a)	2,420,000	2,529,408
Essential Utilities, Inc.
2.70%, 04/15/30 (a)	1,910,000	1,752,731
2.40%, 05/01/31 (a)	1,345,000	1,181,878
5.38%, 01/15/34 (a)	1,905,000	1,972,113
		13,979,168
		657,842,950
Total Corporates (Cost $7,143,810,123)		7,428,622,700

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (h)	24,700,839	24,700,839
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (h)(i)	48,077,103	48,077,103
		72,777,942
Total Short-Term Investments (Cost $72,777,942)		72,777,942
Total Investments in Securities (Cost $7,216,588,065)		7,501,400,642

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Notes Ultra Futures, expires 12/19/24	103	12,184,578	(16,249)
5 Year US Treasury Notes (CBOT), expires 12/31/24	275	30,217,773	(47,444)
			(63,693)
Short
10 Year US Treasury Notes (CBOT), expires 12/19/24	(25)	(2,857,031)	3,556
3 Year US Treasury Notes (CBOT), expires 12/31/24	(55)	(11,736,914)	12,636
			16,192
Total Net Unrealized Depreciation on Futures Contracts			(47,501)

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $46,387,712.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $125,015,946 or 1.7% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/24	FACE AMOUNT AT 9/30/24	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp.
4.00%, 02/01/29	$1,813,161	$77,308	($1,867,180 )	($9,591 )	($15,853 )	$2,155	$—	$—	$13,328
3.25%, 05/22/29	1,740,882	240,794	(1,939,238)	(4,529)	(50,248)	12,339	—	—	27,347
2.75%, 10/01/29	1,262,336	287,699	—	—	32,756	21,023	1,603,814	1,720,000	33,074
4.63%, 03/22/30	1,553,795	304,438	(51,146)	(2,248)	31,330	5,105	1,841,274	1,800,000	58,873
1.65%, 03/11/31	1,837,061	452,036	(81,998)	(14,554)	79,590	46,461	2,318,596	2,735,000	31,676
2.30%, 05/13/31	1,919,612	385,914	(41,448)	(9,708)	99,070	37,618	2,391,058	2,705,000	44,067
1.95%, 12/01/31	2,073,565	508,177	(82,771)	(12,958)	114,419	47,139	2,647,571	3,105,000	42,449
2.90%, 03/03/32	2,651,015	609,042	(101,385)	(10,208)	101,166	39,026	3,288,656	3,660,000	74,505
5.85%, 05/19/34	4,234,320	864,465	(179,148)	(805)	188,847	(2,792)	5,104,887	4,765,000	195,636
6.14%, 08/24/34	4,506,881	865,245	(232,191)	5,552	184,342	(832)	5,328,997	4,870,000	213,416
Total	$23,592,628	$4,595,118	($4,576,505 )	($59,049 )	$765,419	$207,242	$24,524,853		$734,371

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$7,428,622,700	$—	$7,428,622,700
Short-Term Investments [1]	72,777,942	—	—	72,777,942
Futures Contracts [2]	16,192	—	—	16,192
Liabilities
Futures Contracts [2]	(63,693)	—	—	(63,693)
Total	$72,730,441	$7,428,622,700	$—	$7,501,353,141

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Municipal Bond ETF

Portfolio Holdings as of September 30, 2024 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.8% OF NET ASSETS
ALABAMA 0.7%
Alabama Federal Aid Highway Finance Auth
Special Obligation Refunding RB Series 2017B	5.00%	09/01/25 (a)	50,000	51,004
Alabama Public School & College Auth
Refunding RB Series 2020A	5.00%	11/01/25	100,000	102,590
Refunding RB Series 2020A	5.00%	11/01/29	50,000	56,290
Refunding RB Series 2020A	5.00%	11/01/30	50,000	57,091
Refunding RB Series 2020A	5.00%	11/01/31 (b)	50,000	56,705
Refunding RB Series 2020A	5.00%	11/01/34 (b)	150,000	168,531
Refunding RB Series 2020A	5.00%	11/01/37 (b)	130,000	144,490
Refunding RB Series 2020A	4.00%	11/01/40 (b)	200,000	201,910
Alabama State Corrections Institution Finance Auth
RB Series 2022A	5.25%	07/01/47 (b)	100,000	109,442
Birmingham Water Works Board
Water Refunding RB Series 2015A	5.00%	01/01/42 (a)(b)	300,000	301,286
Jefferson Cnty
Sewer RB Series 2024	5.00%	10/01/39 (b)	125,000	138,816
Sewer RB Series 2024	5.25%	10/01/45 (b)	250,000	274,872
Sewer RB Series 2024	5.25%	10/01/49 (b)	225,000	245,199
Sewer RB Warrants Series 2024	5.50%	10/01/53 (b)	415,000	457,285
Sewer Revenue Warrants Series 2024	5.00%	10/01/31	275,000	308,982
Tuscaloosa City Board of Education Capital Outlay Warrants
School Tax Warrants Series 2016	5.00%	08/01/46 (a)(b)	200,000	209,406
Univ of Alabama
General RB Series 2012A	3.50%	07/01/42 (b)	75,000	70,294
				2,954,193
ALASKA 0.0%
Anchorage
Solid Waste Refunding RB Series 2022A	4.00%	11/01/52 (b)	105,000	101,829
ARIZONA 0.9%
Arizona
Refunding COP Series 20019A	5.00%	10/01/25 (a)	250,000	256,062
Arizona St Transportation Brd
Highway Refunding RB Series 2023	5.00%	07/01/26	110,000	114,864
Highway Refunding RB Series 2023	5.00%	07/01/27	25,000	26,760

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Gilbert
Sr Lien Utility System RB Series 2022	5.00%	07/15/36 (b)	165,000	189,443
Sr Lien Utility System RB Series 2022	4.00%	07/15/41 (b)	25,000	25,880
Maricopa Cnty
GO Bonds Series 2018C	4.00%	07/01/38 (b)	300,000	303,660
Mesa
Utility Systems RB Series 2019A	5.00%	07/01/43 (b)	75,000	80,058
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019A	4.00%	07/01/49 (b)	100,000	99,222
Jr Lien Airport Refunding RB Series 2017D	5.00%	07/01/35 (b)	40,000	42,124
Jr Lien Airport Refunding RB Series 2017D	5.00%	07/01/36 (b)	130,000	136,664
Jr Lien Wastewater System RB Series 2023	5.25%	07/01/47 (b)	150,000	169,274
Jr Lien Water System RB Series 2020A	5.00%	07/01/44 (b)	150,000	162,374
Pima Cnty
Sewer RB Series 2016	5.00%	07/01/25	90,000	91,410
Sewer RB Series 2016	5.00%	07/01/25	65,000	66,043
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2015A	5.00%	12/01/45 (b)	100,000	101,227
Electric System RB Series 2017A	5.00%	01/01/27	100,000	105,761
Electric System RB Series 2017A	5.00%	01/01/30 (b)	100,000	107,771
Electric System RB Series 2017A	5.00%	01/01/36 (b)	300,000	318,628
Electric System RB Series 2019A	4.00%	01/01/39 (b)	200,000	205,139
Electric System RB Series 2019A	5.00%	01/01/47 (b)	100,000	107,064
Electric System RB Series 2021A	5.00%	01/01/28	60,000	64,972
Electric System RB Series 2023A	5.00%	01/01/47 (b)	250,000	277,108
Electric System RB Series 2023B	5.00%	01/01/48 (b)	100,000	111,223
Electric System RB Series 2023B	5.25%	01/01/53 (b)	150,000	168,404
Electric System Refunding RB Series 2016A	5.00%	01/01/31 (b)	200,000	210,228
Electric System Refunding RB Series 2016A	4.00%	01/01/38 (b)	25,000	25,275
				3,566,638
ARKANSAS 0.1%
Fayetteville SD #1
GO Refunding & Construction Bonds	3.00%	06/01/50 (b)(c)	125,000	97,837
GO Refunding Bonds	2.75%	06/01/46 (b)(c)	50,000	38,442
Springdale
Sales & Use Tax Revenue Refunding Bonds Series 2023B	4.25%	08/01/53 (b)(c)	75,000	75,135
Univ of Arkansas
Facilities RB Series 2021A	5.00%	12/01/45 (b)	70,000	75,780
				287,194
CALIFORNIA 19.2%
Alameda Cnty Transportation Commission
LT Sr Sales Tax RB Series 2022	5.00%	03/01/45 (b)	110,000	122,878
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2016B	4.00%	10/01/37 (b)(c)	60,000	60,498
2nd Sub Lien Refunding RB Series 2016B	5.00%	10/01/37 (b)	150,000	153,825
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (b)	110,000	119,810
Sr Lien RB Series 1999A	0.00%	10/01/35 (c)(d)	50,000	34,753
Sr Lien Refunding RB Series 2024A	0.00%	10/01/52 (b)(d)	300,000	83,610

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Anaheim Public Financing Auth
Sub Lease RB Series 1997C	0.00%	09/01/32 (c)(d)	100,000	78,374
Bay Area Toll Auth
Sub Toll Bridge RB Series 2014S6	5.00%	10/01/54 (a)(b)	175,000	175,000
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/31 (b)	25,000	25,675
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/32 (b)	140,000	143,528
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/33 (b)	190,000	194,585
Sub Toll Bridge RB Series 2017S7	3.25%	04/01/36 (b)	200,000	196,735
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/47 (b)	250,000	249,549
Toll Bridge RB Series 2017F1	5.00%	04/01/56 (a)(b)	95,000	101,633
Toll Bridge RB Series 2023F1	5.00%	04/01/29	100,000	112,432
Toll Bridge RB Series 2023F1	5.25%	04/01/54 (b)	100,000	112,822
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/33 (d)	150,000	115,898
California
Go Bonds	5.00%	04/01/28	40,000	43,614
GO Bonds	5.00%	11/01/24	50,000	50,075
GO Bonds	5.00%	03/01/25	75,000	75,668
GO Bonds	5.00%	10/01/25	250,000	256,087
GO Bonds	5.00%	11/01/25 (b)	250,000	250,753
GO Bonds	5.00%	03/01/26 (b)	250,000	252,383
GO Bonds	5.00%	08/01/26	250,000	261,941
GO Bonds	5.00%	04/01/27	200,000	213,109
GO Bonds	5.00%	08/01/27 (b)	200,000	209,197
GO Bonds	4.00%	09/01/27	40,000	41,842
GO Bonds	5.00%	02/01/28 (c)	70,000	76,036
GO Bonds	5.00%	10/01/28 (b)	25,000	25,075
GO Bonds	4.00%	11/01/28 (b)	40,000	40,052
GO Bonds	5.00%	11/01/28	120,000	132,538
GO Bonds	5.00%	04/01/29	200,000	222,860
GO Bonds	5.00%	08/01/29 (b)	200,000	213,890
GO Bonds	5.00%	10/01/29 (b)	150,000	165,273
GO Bonds	5.00%	10/01/29	95,000	106,955
GO Bonds	5.00%	11/01/29	100,000	112,733
GO Bonds	5.00%	11/01/29	30,000	33,820
GO Bonds	5.00%	08/01/30	200,000	228,021
GO Bonds	5.00%	10/01/30 (b)	55,000	61,512
GO Bonds	5.00%	10/01/30 (b)	275,000	300,923
GO Bonds	5.00%	10/01/30 (b)	30,000	30,098
GO Bonds	5.00%	04/01/31 (b)	125,000	138,093
GO Bonds	4.00%	09/01/31 (b)	180,000	184,061
GO Bonds	5.00%	09/01/31	85,000	98,349
GO Bonds	5.00%	11/01/31 (b)	185,000	197,041
GO Bonds	5.00%	04/01/32	100,000	116,615
GO Bonds	4.00%	09/01/32 (b)	155,000	158,235
GO Bonds	5.00%	11/01/32 (b)	220,000	239,716
GO Bonds	5.00%	12/01/32 (b)	150,000	155,280
GO Bonds	5.00%	08/01/33	250,000	296,408
GO Bonds	3.00%	10/01/33 (b)	100,000	98,788
GO Bonds	4.00%	10/01/33 (b)	50,000	53,710
GO Bonds	5.00%	03/01/34 (b)	100,000	111,614

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds	5.00%	09/01/34 (b)	40,000	46,515
GO Bonds	4.00%	10/01/34 (b)	100,000	107,001
GO Bonds	4.00%	09/01/35 (b)	200,000	203,649
GO Bonds	4.00%	10/01/35 (b)	100,000	106,495
GO Bonds	5.00%	10/01/35 (b)	200,000	233,464
GO Bonds	5.00%	12/01/35 (b)	100,000	112,445
GO Bonds	5.00%	03/01/36 (b)	265,000	294,152
GO Bonds	5.00%	11/01/36 (b)	25,000	27,994
GO Bonds	3.75%	04/01/37 (b)	105,000	105,084
GO Bonds	5.00%	09/01/38 (b)	145,000	168,583
GO Bonds	5.00%	09/01/39 (b)	50,000	58,354
GO Bonds	5.00%	10/01/39 (b)	200,000	230,557
GO Bonds	4.00%	02/01/43 (b)	60,000	59,758
GO Bonds	2.38%	12/01/43 (b)	30,000	22,444
GO Bonds	5.00%	09/01/44 (b)	400,000	456,188
GO Bonds	4.00%	03/01/45 (b)	100,000	99,900
GO Bonds	5.00%	08/01/45 (b)	95,000	96,397
GO Bonds	5.00%	10/01/45 (b)	150,000	168,802
GO Bonds	5.25%	10/01/45 (b)	250,000	286,934
GO Bonds	3.00%	03/01/46 (b)	70,000	59,531
GO Bonds	4.00%	03/01/46 (b)	100,000	101,385
GO Bonds	3.00%	09/01/46 (b)	270,000	229,541
GO Bonds	3.00%	12/01/46 (b)	70,000	59,352
GO Bonds	5.25%	09/01/47 (b)	200,000	226,235
GO Bonds	5.00%	10/01/47 (b)	50,000	51,249
GO Bonds	5.00%	11/01/47 (b)	35,000	36,563
GO Bonds	5.00%	09/01/48 (b)	240,000	269,802
GO Bonds	4.00%	04/01/49 (b)	250,000	252,589
GO Bonds	4.00%	08/01/49 (b)	250,000	253,245
GO Bonds	5.00%	08/01/49 (b)	100,000	112,564
GO Bonds	5.00%	10/01/49 (b)	175,000	187,113
GO Bonds	5.25%	10/01/50 (b)	170,000	193,209
GO Bonds	5.25%	09/01/53 (b)	200,000	226,886
Go Refunding Bonds	5.00%	12/01/31	100,000	116,124
GO Refunding Bonds	5.00%	12/01/24	100,000	100,314
GO Refunding Bonds	5.00%	04/01/25	200,000	202,129
GO Refunding Bonds	5.00%	08/01/25	380,000	387,385
GO Refunding Bonds	5.00%	08/01/25	150,000	152,915
GO Refunding Bonds	5.00%	09/01/25	95,000	97,073
GO Refunding Bonds	5.00%	09/01/25	100,000	102,182
GO Refunding Bonds	5.00%	10/01/25	80,000	81,948
GO Refunding Bonds	5.00%	10/01/25	250,000	256,087
GO Refunding Bonds	5.00%	04/01/26	270,000	280,263
GO Refunding Bonds	5.00%	08/01/26	200,000	209,553
GO Refunding Bonds	5.00%	09/01/26	285,000	299,336
GO Refunding Bonds	5.00%	09/01/26	300,000	315,090
GO Refunding Bonds	5.00%	11/01/26	125,000	132,037
GO Refunding Bonds	5.00%	12/01/26	200,000	211,707
GO Refunding Bonds	5.00%	03/01/27 (b)	250,000	252,416
GO Refunding Bonds	4.00%	09/01/27	125,000	130,756
GO Refunding Bonds	5.00%	09/01/27	150,000	161,463

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	4.00%	10/01/27	125,000	130,925
GO Refunding Bonds	5.00%	11/01/27	100,000	108,068
GO Refunding Bonds	5.00%	12/01/27	210,000	227,378
GO Refunding Bonds	5.00%	04/01/28	125,000	136,295
GO Refunding Bonds	5.00%	08/01/28 (b)	175,000	182,879
GO Refunding Bonds	5.00%	10/01/28	150,000	165,378
GO Refunding Bonds	5.00%	11/01/28 (b)	25,000	26,894
GO Refunding Bonds	5.00%	11/01/28	250,000	276,120
GO Refunding Bonds	5.00%	12/01/28	50,000	55,322
GO Refunding Bonds	3.00%	09/01/29 (b)	55,000	55,119
GO Refunding Bonds	5.00%	09/01/29	100,000	112,392
GO Refunding Bonds	5.00%	09/01/29	175,000	196,686
GO Refunding Bonds	5.00%	10/01/29 (b)	70,000	72,571
GO Refunding Bonds	5.00%	10/01/29	65,000	73,180
GO Refunding Bonds	5.00%	10/01/29	200,000	225,168
GO Refunding Bonds	5.00%	11/01/29	60,000	67,640
GO Refunding Bonds	5.00%	11/01/29 (b)	100,000	107,499
GO Refunding Bonds	5.00%	11/01/29	60,000	67,640
GO Refunding Bonds	5.00%	03/01/30 (b)	150,000	151,387
GO Refunding Bonds	5.00%	04/01/30	100,000	113,464
GO Refunding Bonds	5.00%	08/01/30 (b)	150,000	159,723
GO Refunding Bonds	5.00%	08/01/30 (b)	100,000	100,727
GO Refunding Bonds	5.00%	08/01/30 (b)	25,000	25,459
GO Refunding Bonds	5.00%	09/01/30 (b)	100,000	104,401
GO Refunding Bonds	5.00%	11/01/30	50,000	57,212
GO Refunding Bonds	5.00%	04/01/31	55,000	63,298
GO Refunding Bonds	5.00%	04/01/31 (b)	130,000	143,617
GO Refunding Bonds	5.00%	09/01/31	200,000	231,408
GO Refunding Bonds	5.00%	04/01/32 (b)	150,000	164,982
GO Refunding Bonds	5.25%	08/01/32	300,000	350,496
GO Refunding Bonds	4.00%	09/01/32 (b)	50,000	51,044
GO Refunding Bonds	5.00%	09/01/32 (b)	150,000	152,683
GO Refunding Bonds	5.00%	09/01/32	500,000	586,450
GO Refunding Bonds	5.00%	11/01/32	150,000	176,350
GO Refunding Bonds	5.00%	03/01/33 (b)	200,000	223,799
GO Refunding Bonds	5.00%	08/01/33 (b)	100,000	100,301
GO Refunding Bonds	4.00%	08/01/34 (b)	125,000	127,305
GO Refunding Bonds	3.00%	10/01/34 (b)	170,000	167,054
GO Refunding Bonds	4.00%	11/01/34 (b)	90,000	92,715
GO Refunding Bonds	5.00%	03/01/35 (b)	410,000	456,213
GO Refunding Bonds	3.13%	04/01/35 (b)	75,000	74,236
GO Refunding Bonds	5.00%	04/01/35 (b)	250,000	287,884
GO Refunding Bonds	5.00%	04/01/35 (b)	100,000	108,427
GO Refunding Bonds	3.50%	08/01/35 (b)	200,000	199,988
GO Refunding Bonds	5.00%	08/01/35 (b)	125,000	131,571
GO Refunding Bonds	5.00%	09/01/35 (b)	150,000	173,605
GO Refunding Bonds	5.00%	09/01/35 (b)	250,000	295,878
GO Refunding Bonds	4.00%	11/01/35 (b)	150,000	154,282
GO Refunding Bonds	4.00%	03/01/36 (b)	435,000	456,884
GO Refunding Bonds	5.00%	04/01/36 (b)	200,000	217,839
GO Refunding Bonds	5.00%	08/01/36 (b)	200,000	210,129

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	4.00%	09/01/36 (b)	100,000	101,692
GO Refunding Bonds	3.00%	10/01/36 (b)	200,000	190,303
GO Refunding Bonds	5.00%	11/01/36 (b)	95,000	102,772
GO Refunding Bonds	4.00%	03/01/37 (b)	200,000	209,473
GO Refunding Bonds	5.00%	04/01/37 (b)	190,000	206,656
GO Refunding Bonds	5.00%	04/01/37 (b)	50,000	57,222
GO Refunding Bonds	5.00%	10/01/37 (b)	60,000	68,068
GO Refunding Bonds	4.00%	11/01/37 (b)	150,000	157,663
GO Refunding Bonds	5.00%	08/01/39 (b)	100,000	117,344
GO Refunding Bonds	5.00%	09/01/41 (b)	100,000	111,812
GO Refunding Bonds	4.00%	04/01/42 (b)	200,000	206,725
GO Refunding Bonds	5.00%	04/01/42 (b)	250,000	262,435
GO Refunding Bonds	5.00%	04/01/42 (b)	100,000	112,439
GO Refunding Bonds	5.00%	09/01/42 (b)	100,000	113,046
GO Refunding Bonds	5.00%	10/01/42 (b)	100,000	107,416
GO Refunding Bonds	5.00%	10/01/42 (b)	250,000	284,723
GO Refunding Bonds	4.00%	09/01/43 (b)	100,000	103,481
ULT GO Bonds	5.00%	10/01/26 (b)	125,000	130,097
California Dept of Water Resources
Water System RB Series AS	5.00%	12/01/29 (a)(b)	70,000	70,216
Water System RB Series AW	5.00%	12/01/30 (b)	100,000	105,143
Water System RB Series AW	4.00%	12/01/35 (b)	50,000	51,131
Water System RB Series BB	5.00%	12/01/32 (b)	200,000	230,181
Water System RB Series BB	5.00%	12/01/33 (b)	45,000	51,630
Water System RB Series BF	5.00%	12/01/31	75,000	88,330
Water System RB Series BF	5.00%	12/01/32	100,000	119,660
Water System RB Series BF	5.00%	12/01/34 (b)	70,000	83,397
California Educational Facilities Auth
RB (Loma Linda Univ) Series 2017A	5.00%	04/01/42 (b)	300,000	308,101
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (b)	170,000	171,353
RB (Stanford Univ) Series U1	5.25%	04/01/40	25,000	32,176
RB (Stanford Univ) Series U7	5.00%	06/01/46	250,000	314,741
RB (Stanford Univ) Series V1	5.00%	05/01/49	200,000	252,645
RB (Stanford Univ) Series V2	2.25%	04/01/51 (b)	300,000	200,739
RB (Stanford Univ) Series V3	5.00%	06/01/33	100,000	120,704
California Infrastructure & Economic Development Bank
1st Lien RB Series 2003A	5.00%	07/01/25 (a)(c)	100,000	101,867
1st Lien RB Series 2003A	5.00%	07/01/36 (a)(b)	115,000	125,662
Clean Water & Drinking Water RB Series 2023	4.00%	10/01/47 (b)	200,000	203,572
Clean Water State Revolving Fund RB Series 2018	5.00%	10/01/27	130,000	141,165
Infrastructure Revolving Fund RB Series 2016A	4.00%	10/01/45 (a)(b)	50,000	51,741
Lease RB Series 2019	5.00%	08/01/44 (b)	250,000	268,044
RB (Academy of Motion Picture Arts & Sciences) Series 2020A	5.00%	11/01/30	50,000	57,794
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/42 (b)	100,000	105,855
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/47 (b)	200,000	210,278
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (b)	40,000	39,516
Refunding RB Series 2023A	5.00%	04/01/33	50,000	60,152
California Municipal Finance Auth
RB (Pomona College) Series 2017	4.00%	01/01/43 (a)(b)	150,000	158,680
RB (St Ignatius College Preparatory) Series 2024A	5.00%	09/01/54 (b)	150,000	164,967

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Public Works Board
Lease RB (Dept of Corrections & Rehabilitation) Series 2014A	5.00%	09/01/25 (b)	75,000	75,194
Lease RB Series 2014A	5.00%	09/01/27 (b)	150,000	150,324
Lease RB Series 2019C	5.00%	11/01/44 (b)	200,000	215,150
Lease RB Series 2021B	4.00%	05/01/46 (b)	100,000	101,357
Lease RB Series 2021C	5.00%	11/01/46 (b)	200,000	220,056
Lease RB Series 2024A	5.00%	04/01/49 (b)	160,000	180,223
Lease RB Series 2024B	5.00%	04/01/45 (b)	250,000	283,174
Lease Refunding RB Series 2015F	5.00%	05/01/27 (b)	75,000	75,966
Lease Refunding RB Series 2017B	5.00%	10/01/28 (b)	100,000	106,936
Lease Refunding RB Series 2021A	5.00%	02/01/31	155,000	177,450
Lease Refunding RB Series 2021A	5.00%	02/01/32	25,000	29,029
Lease Refunding RB Series 2022A	5.00%	08/01/30	100,000	113,777
Lease Refunding RB Series 2022A	5.00%	08/01/32 (b)	30,000	34,484
Lease Refunding RB Series 2022A	5.00%	08/01/34 (b)	200,000	228,421
Lease Refunding RB Series 2022A	5.00%	08/01/36 (b)	35,000	39,694
Lease Refunding RB Series 2023B	5.00%	12/01/28	100,000	110,351
Lease Refunding RB Series 2024C	5.00%	09/01/37 (b)(e)	250,000	295,574
California School Finance Auth
GO RB (Azusa USD) Series 2009A	0.00%	08/01/49 (c)(d)	100,000	30,107
California State Univ
RB Series 2014A	5.00%	11/01/30 (a)(b)	60,000	60,087
RB Series 2014A	5.00%	11/01/39 (a)(b)	70,000	70,101
RB Series 2015A	5.00%	11/01/38 (b)	60,000	61,269
RB Series 2015A	4.00%	11/01/43 (b)	75,000	75,089
RB Series 2016A	5.00%	11/01/27 (b)	115,000	120,023
RB Series 2016A	5.00%	11/01/28 (b)	250,000	260,721
RB Series 2016A	5.00%	11/01/30 (b)	200,000	207,753
RB Series 2016A	5.00%	11/01/32 (b)	170,000	176,151
RB Series 2016A	3.13%	11/01/36 (b)	175,000	173,277
RB Series 2017A	5.00%	11/01/27 (b)	100,000	107,264
RB Series 2017A	5.00%	11/01/31 (b)	50,000	53,090
RB Series 2023A	5.25%	11/01/53 (b)	200,000	227,481
RB Series 2024A	4.00%	11/01/55 (b)	220,000	221,202
Cerritos California Community College District
GO Bonds Series 2014A	4.00%	08/01/44 (b)	150,000	149,995
Chabot-Las Positas CCD
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	150,000	152,102
Chaffey CCD
GO Bonds Series 2018A	5.00%	06/01/48 (b)	100,000	105,587
Chino Basin Calif Regional Finance Auth
RB (Inland Empire Utilities Agency) Series 2020B	4.00%	11/01/25 (b)	100,000	101,344
Chino Valley USD
GO Bonds Series 2020B	5.00%	08/01/55 (b)	125,000	133,968
ULT GO Bonds Series 2020B	4.00%	08/01/45 (b)	100,000	100,997
Citrus
GO Bonds Series 2024B	5.00%	08/01/49 (b)	75,000	84,556
Coast CCD
GO Bonds Series 2006B	0.00%	08/01/30 (c)(d)	385,000	327,769
GO Bonds Series 2019F	0.00%	08/01/40 (b)(d)	300,000	167,609
GO Refunding Bonds Series 2015	0.00%	08/01/34 (a)(b)(d)	150,000	99,506

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Compton USD
GO Bonds Series 2019B	4.00%	06/01/49 (b)(c)	150,000	148,492
Corona-Norco USD
GO Bonds Series C	4.00%	08/01/49 (b)	50,000	50,056
Desert CCD
GO Bonds Series 2021A1	4.00%	08/01/51 (b)	200,000	199,457
East Bay Municipal Utility District
Water System RB Series 2017A	4.00%	06/01/45 (b)	155,000	155,187
Water System Refunding RB Series 2014B	5.00%	06/01/25	310,000	314,938
Water System Refunding RB Series 2017B	5.00%	06/01/31 (b)	50,000	53,496
Foothill Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 2013B2	3.50%	01/15/53 (b)	65,000	57,381
Toll Road Sr Lien RB Series A	0.00%	01/01/28 (a)(d)	340,000	314,570
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (b)	335,000	332,853
Foothill-DeAnza CCD
GO Refunding Bond Series 2016	4.00%	08/01/40 (b)	100,000	100,512
Fresno USD
GO Bonds Series 2020B	4.00%	08/01/52 (b)	150,000	149,497
Glendale CCD
GO Bonds Series 2016A	5.25%	08/01/41 (a)(b)	100,000	108,593
GO Bonds Series 2016B	4.00%	08/01/50 (b)	170,000	170,017
Golden State Tobacco Securitization Corp
RB Series 2015A	5.00%	06/01/40 (a)(b)	110,000	111,679
RB Series 2015A	5.00%	06/01/40 (a)(b)	130,000	131,984
RB Series 2015A	5.00%	06/01/45 (a)(b)	295,000	299,502
Grossmont Healthcare District
GO Refunding Bonds Series 2015D	4.00%	07/15/40 (b)	200,000	200,172
Grossmont-Cuyamaca CCD
GO Bonds Series 2018B	4.00%	08/01/47 (b)	130,000	130,160
Hayward USD
GO Bonds Series 2020	4.00%	08/01/45 (b)(c)	150,000	150,997
GO Bonds Series 2020	4.00%	08/01/50 (b)(c)	150,000	150,342
Irvine Facilities Financing Auth
Special Tax RB Series 2023A	4.00%	09/01/58 (b)	100,000	99,016
Long Beach CCD
GO Bonds Series 2019C	4.00%	08/01/49 (b)	150,000	149,123
Long Beach USD
GO Bonds Series 2016B	3.00%	08/01/48 (b)	150,000	127,009
GO Bonds Series 2016C	4.00%	08/01/50 (b)	100,000	100,390
Los Angeles
Wastewater System Sub RB Series 2022A	5.00%	06/01/47 (b)	80,000	89,001
Wastewater System Sub Refunding RB Series 2018B	5.00%	06/01/25	215,000	218,367
Wastewater System Sub Refunding RB Series 2018B	5.00%	06/01/27	115,000	123,809
Wastewater System Sub Refunding RB Series 2022C	5.00%	06/01/30	100,000	115,228
Los Angeles CCD
GO Bonds Series 2008L	5.00%	08/01/25	200,000	204,187
GO Bonds Series C1	5.00%	08/01/25	60,000	61,256
GO Bonds Series D	5.00%	08/01/30	100,000	115,482
GO Bonds Series K	3.00%	08/01/39 (b)	275,000	267,248
GO Refunding Bonds Series 2015C	5.00%	08/01/25	155,000	158,245
GO Refunding Bonds Series 2015C	5.00%	06/01/26	80,000	83,679

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	50,000	50,656
GO Refunding Bonds Series 2024	5.00%	08/01/38 (b)	150,000	179,488
Los Angeles Cnty Facilities Inc
Lease RB Series 2018A	4.00%	12/01/48 (b)	100,000	100,045
Los Angeles Cnty Metropolitan Transportation Auth
1st Tier Sr Sales Tax RB Series 2017A	5.00%	07/01/42 (b)	200,000	210,136
Jr Sub Sales Tax Refunding RB Series 2020A1	5.00%	06/01/27	80,000	85,999
Jr Sub Sales Tax Refunding RB Series 2020A1	4.00%	06/01/36 (b)	290,000	305,747
Jr Sub Sales Tax Refunding RB Series 2020A1	5.00%	06/01/36 (b)	35,000	39,264
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/33 (b)	100,000	106,356
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/34 (b)	200,000	212,524
Sr Sales Tax RB Series 2017A	5.00%	07/01/38 (b)	30,000	31,783
Sr Sales Tax RB Series 2017A	5.00%	07/01/42 (b)	150,000	157,602
Sr Sales Tax RB Series 2021A	4.00%	06/01/35 (b)	170,000	184,922
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2016D	4.00%	12/01/40 (b)	200,000	200,338
Lease RB Series 2020A	4.00%	12/01/43 (b)	25,000	25,612
Los Angeles Dept of Airports
Sr RB Series 2020D	4.00%	05/15/48 (b)	200,000	200,049
Sr Refunding RB Series 2020A	5.00%	05/15/35 (b)	150,000	168,022
Sr Refunding RB Series 2020A	5.00%	05/15/38 (b)	125,000	138,581
Sr Refunding RB Series 2020A	5.00%	05/15/40 (b)	40,000	43,886
Sr Refunding RB Series 2020B	5.00%	05/15/32 (b)	100,000	113,947
Sub RB Series 2022B	4.00%	05/15/48 (b)	150,000	150,050
Sub Refunding RB Series 2021B	5.00%	05/15/45 (b)	140,000	154,337
Sub Refunding RB Series 2021B	5.00%	05/15/48 (b)	100,000	109,572
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/28 (b)	25,000	25,136
Power System RB Series 2015A	5.00%	07/01/33 (b)	50,000	50,238
Power System RB Series 2015A	5.00%	07/01/34 (b)	200,000	200,933
Power System RB Series 2017A	5.00%	07/01/47 (b)	100,000	103,478
Power System RB Series 2019A	5.00%	07/01/49 (b)	175,000	185,275
Power System RB Series 2019B	5.00%	07/01/32 (b)	80,000	87,595
Power System RB Series 2019D	5.00%	07/01/44 (b)	250,000	268,809
Power System RB Series 2020A	5.00%	07/01/25	200,000	203,584
Power System RB Series 2020A	5.00%	07/01/29	100,000	113,016
Power System RB Series 2020B	5.00%	07/01/40 (b)	235,000	261,058
Power System RB Series 2021B	5.00%	07/01/41 (b)	100,000	111,137
Power System RB Series 2021B	5.00%	07/01/46 (b)	80,000	87,361
Power System RB Series 2021B	5.00%	07/01/48 (b)	140,000	152,310
Power System RB Series 2021C	4.00%	07/01/26 (b)	50,000	51,445
Power System RB Series 2021C	5.00%	07/01/51 (b)	50,000	54,503
Power System RB Series 2022A	5.00%	07/01/46 (b)	130,000	142,816
Power System RB Series 2022A	5.00%	07/01/51 (b)	250,000	272,516
Power System RB Series 2022C	5.00%	07/01/41 (b)	150,000	169,308
Power System RB Series 2022E	5.00%	07/01/29	100,000	113,016
Power System RB Series 2023A	5.00%	07/01/28	50,000	55,219
Power System RB Series 2023A	5.00%	07/01/31	105,000	122,553
Power System RB Series 2023E	5.00%	07/01/35 (b)	100,000	119,506
Power System RB Series 2023E	5.00%	07/01/36 (b)	100,000	118,921
Power System RB Series 2023E	5.00%	07/01/53 (b)	125,000	138,794

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Power System RB Series 2024B	5.00%	07/01/36 (b)	85,000	101,898
Power System RB Series 2024C	5.00%	07/01/46 (b)	195,000	220,321
Water System RB Series 2018A	5.00%	07/01/48 (b)	85,000	89,296
Water System RB Series 2020A	5.00%	07/01/50 (b)	100,000	107,973
Water System RB Series 2022B	4.00%	07/01/49 (b)	100,000	100,184
Water System RB Series 2022C	5.00%	07/01/43 (b)	150,000	168,823
Water System RB Series 2022D	5.00%	07/01/52 (b)	150,000	165,344
Water System RB Series 2023A	5.00%	07/01/33	75,000	90,054
Water System RB Series 2023A	5.00%	07/01/34 (b)	50,000	59,835
Water System RB Series 202C	5.00%	07/01/38 (b)	105,000	117,822
Water System Refunding RB Series 2022C	5.00%	07/01/41 (b)	245,000	278,471
Los Angeles Municipal Improvement Corp
Lease Refunding RB Series 2016B	4.00%	11/01/33 (b)	80,000	81,664
Lease Refunding RB Series 2016B	4.00%	11/01/35 (b)	125,000	127,311
Los Angeles USD
COP Series 2023A	5.00%	10/01/36 (b)	100,000	116,711
COP Series 2023A	5.00%	10/01/37 (b)	55,000	64,015
GO Bonds Series 2016A	4.00%	07/01/33 (b)	240,000	241,405
GO Bonds Series 2016A	4.00%	07/01/34 (b)	200,000	201,088
GO Bonds Series 2018B1	5.00%	07/01/33 (b)	125,000	133,789
GO Bonds Series 2018B1	5.25%	07/01/42 (b)	200,000	212,804
GO Bonds Series 2020C	4.00%	07/01/31 (b)	50,000	54,018
GO Bonds Series 2020C	3.00%	07/01/35 (b)	70,000	68,947
GO Bonds Series 2020C	4.00%	07/01/39 (b)	50,000	51,960
GO Bonds Series 2020C	4.00%	07/01/44 (b)	205,000	208,021
GO Bonds Series 2020C	3.00%	07/01/45 (b)	100,000	86,951
GO Bonds Series 2020RYQ	5.00%	07/01/33 (b)	85,000	96,078
GO Bonds Series 2020RYQ	5.00%	07/01/35 (b)	150,000	168,736
GO Bonds Series 2020RYQ	4.00%	07/01/44 (b)	225,000	228,316
GO Bonds Series 2022QRR	5.00%	07/01/29	120,000	135,099
GO Bonds Series 2022QRR	5.25%	07/01/47 (b)	150,000	169,931
GO Bonds Series 2023QRR	5.25%	07/01/48 (b)	250,000	285,485
GO Bonds Series 2024QRR	5.00%	07/01/25 (e)	300,000	304,865
GO Refunding Bonds Series 2016 B	2.00%	07/01/29 (b)	75,000	70,641
GO Refunding Bonds Series 2016B	3.00%	07/01/31 (b)	40,000	39,931
GO Refunding Bonds Series 2016B	3.00%	07/01/32 (b)	50,000	49,677
GO Refunding Bonds Series 2017A	5.00%	07/01/25	200,000	203,329
GO Refunding Bonds Series 2017A	5.00%	07/01/26	120,000	125,664
GO Refunding Bonds Series 2019A	5.00%	07/01/32 (b)	75,000	83,031
GO Refunding Bonds Series 2020A	5.00%	07/01/27	100,000	107,371
GO Refunding Bonds Series 2020A	5.00%	07/01/28	25,000	27,515
GO Refunding Bonds Series 2024A	5.00%	07/01/33	325,000	387,131
GO Refunding Bonds Series 2024A	5.00%	07/01/34	195,000	235,362
ULT GO Bonds Series 2024A	5.00%	07/01/26	100,000	104,720
ULT GO Bonds Series 2024A	5.00%	07/01/32	200,000	235,734
ULT GO Bonds Series 2024QRR	5.00%	07/01/43 (b)(e)	250,000	289,199
Marin Healthcare District
GO Bonds Series 2017A	4.00%	08/01/47 (b)	100,000	100,092
Mt. San Antonio CCD
GO Bonds Series 2019A	4.00%	08/01/49 (b)	125,000	125,173

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Haven USD
GO Bonds Series D	0.00%	08/01/33 (c)(d)	125,000	95,995
Newport-Mesa USD
GO Bonds Series 2011	0.00%	08/01/33 (d)	250,000	194,684
Oakland USD
GO Bonds Series 2021A	4.00%	08/01/46 (b)(c)	195,000	195,740
Orange Cnty Transportation Auth
BAN 2021	5.00%	10/15/24 (a)	210,000	210,146
Oxnard UHSD
GO Bonds Series 2018C	4.00%	08/01/47 (b)	50,000	50,403
Palomar CCD
GO Bonds Series 2006C	5.00%	08/01/44 (a)(b)	85,000	86,801
GO Bonds Series D	4.00%	08/01/46 (b)	100,000	100,030
Peninsula Corridor Joint Powers Board
Sales Tax RB Series 2022A	5.00%	06/01/51 (b)	250,000	272,227
Perris Union HSD
GO Bonds Series A	4.00%	09/01/43 (b)(c)	35,000	35,537
Pleasanton USD
GO Bonds Series 2023	4.00%	08/01/52 (b)	55,000	55,031
Poway USD
GO Bonds Series B	0.00%	08/01/33 (d)	85,000	65,394
GO Bonds Series B	0.00%	08/01/34 (d)	30,000	22,261
ULT GO Bonds Series B	0.00%	08/01/51 (d)	250,000	80,724
Rancho Santiago CCD
GO Bonds Series C	0.00%	09/01/30 (c)(d)	205,000	173,314
Riverside
Electric RB Series 2024A	5.00%	10/01/49 (b)	30,000	33,905
Riverside Cnty Public Finance Auth
Lease RB Series 2015	5.25%	11/01/45 (a)(b)	100,000	103,051
Riverside Cnty Transportation Commission
LT Sales Tax Refunding RB Series 2017B	5.00%	06/01/37 (b)	25,000	26,701
Sales Tax Refunding RB Series 2017B	5.00%	06/01/32 (b)	150,000	161,376
Sales Tax Refunding RB Series 2017B	5.00%	06/01/35 (b)	25,000	26,792
Toll 2nd Lien Refunding RB Series 2021C	4.00%	06/01/47 (b)	50,000	50,057
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/40 (b)	80,000	81,678
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/46 (b)	150,000	150,912
Riverside USD
GO Bonds Series 2016B	4.00%	08/01/42 (b)	200,000	201,660
Sacramento
Sr TOT RB (Convention Center Complex) Series 2018A	5.00%	06/01/48 (b)	250,000	260,634
Sacramento Cnty
Airport System Sub Refunding RB Series 2016B	5.00%	07/01/41 (b)	100,000	102,829
Sacramento Cnty Sanitation District Financing Auth
RB Series 2020A	5.00%	12/01/50 (b)	100,000	108,819
Refunding RB Series 2021	5.00%	12/01/32 (b)	75,000	89,622
Refunding RB Series 2021	5.00%	12/01/33 (b)	115,000	134,462
Sacramento Municipal Utility District
Electric RB Series 2019G	5.00%	08/15/39 (b)	35,000	38,291
Electric RB Series 2019G	5.00%	08/15/40 (b)	140,000	152,658
Electric RB Series 2020H	4.00%	08/15/45 (b)	75,000	75,743
Electric RB Series 2024M	5.00%	11/15/54 (b)	35,000	39,398

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2023	5.00%	10/01/32	95,000	113,448
San Bernardino CCD
GO Bonds Series A	4.00%	08/01/49 (a)(b)	60,000	63,189
GO Bonds Series B	4.13%	08/01/49 (b)	125,000	126,401
San Diego CCD
GO Refunding Bonds Series 2016	5.00%	08/01/29 (a)(b)	220,000	230,792
GO Refunding Bonds Series 2024	5.00%	08/01/30	75,000	86,434
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021A	4.00%	07/01/46 (b)	115,000	115,232
Sub Airport RB Series 2021A	4.00%	07/01/51 (b)	100,000	100,054
Sub Airport RB Series 2021A	4.00%	07/01/56 (b)	45,000	44,649
Sub Airport RB Series 2021A	5.00%	07/01/56 (b)	55,000	59,426
Sub Airport Refunding RB Series 2019A	5.00%	07/01/36 (b)	55,000	60,470
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A	5.00%	04/01/48 (b)	200,000	205,167
Sales Tax RB Series 2023A	5.00%	04/01/32	75,000	88,980
San Diego Cnty Water Auth
Water Refunding RB Series 2021B	4.00%	05/01/34 (b)	80,000	86,939
Water Refunding RB Series 2021B	4.00%	05/01/35 (b)	260,000	281,200
Water Refunding RB Series 2021B	4.00%	05/01/36 (b)	50,000	53,787
San Diego Public Facilities Financing Auth
Lease RB Series 2021A	4.00%	10/15/50 (b)	260,000	260,570
Lease RB Series 2023A	4.00%	10/15/48 (b)	125,000	125,489
Sr Sewer Refunding RB Series 2016A	5.00%	05/15/27 (b)	75,000	78,409
Sub Sewer RB Series 2022A	5.00%	05/15/47 (b)	15,000	16,681
Sub Sewer RB Series 2024A	5.00%	05/15/54 (b)	250,000	280,326
Water Sub RB Series 2018A	5.00%	08/01/43 (b)	200,000	212,421
San Diego USD
GO Bonds Series 2006F1	5.25%	07/01/28 (c)	90,000	100,271
GO Bonds Series 2008C	0.00%	07/01/35 (d)	100,000	72,504
GO Bonds Series 2017 I	4.00%	07/01/47 (b)	100,000	99,685
GO Bonds Series 2017I	3.13%	07/01/42 (b)	115,000	105,855
GO Bonds Series 2019B	3.25%	07/01/48 (b)	130,000	116,481
GO Bonds Series 2019L	4.00%	07/01/49 (b)	100,000	100,356
GO Bonds Series 2020M2	4.00%	07/01/50 (b)	200,000	200,746
GO Bonds Series 2022A3	4.00%	07/01/53 (b)	200,000	201,054
GO Bonds Series 2022F2	5.00%	07/01/29	65,000	73,398
GO Bonds Series 2023N2	5.00%	07/01/53 (b)	330,000	366,416
GO Refunding Bonds Series 2005E2	5.50%	07/01/27 (c)	60,000	65,470
GO Refunding Bonds Series 2012R1	0.00%	07/01/30 (d)	150,000	128,287
Go Refunding Bonds Series 2016R5	5.00%	07/01/29 (b)	115,000	120,261
GO Refunding Bonds Series 2016SR1	4.00%	07/01/32 (b)	100,000	101,978
San Francisco
COP Series 2024R1	4.00%	04/01/45 (b)	100,000	101,930
GO Refunding Bonds Series 2022R1	5.00%	06/15/25	100,000	101,703
GO Refunding Bonds Series 2022R1	5.00%	06/15/28	65,000	71,782
GO Refunding Bonds Series 2022R1	5.00%	06/15/30	40,000	46,004
Wastewater RB Series 2021A	5.00%	10/01/44 (b)	200,000	221,682

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Francisco Airport Commission
RB 2nd Series 2017B	5.00%	05/01/47 (b)	150,000	155,547
RB 2nd Series 2018E	5.00%	05/01/48 (b)	100,000	104,924
RB 2nd Series 2019F	5.00%	05/01/50 (b)	100,000	106,220
Refunding RB 2nd Series 2019D	5.00%	05/01/33 (b)	50,000	55,327
Refunding RB 2nd Series 2021B	5.00%	05/01/31	60,000	69,609
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1	4.00%	08/01/42 (b)	150,000	150,616
GO Bonds Series 2019B1	4.00%	08/01/44 (b)	150,000	150,342
GO Bonds Series 2020C1	4.00%	08/01/45 (b)	205,000	205,361
GO Bonds Series 2020C1	3.00%	08/01/50 (b)	100,000	84,631
GO Bonds Series 2022D1	5.25%	08/01/47 (b)	70,000	80,476
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (b)	100,000	100,118
San Francisco Public Utilities Commission
Wastewater RB Series 2018A	4.00%	10/01/43 (b)	200,000	201,488
Water RB Series 2020A	5.00%	11/01/50 (b)	295,000	318,076
Water Refunding RB Series 2016A	5.00%	11/01/26	350,000	370,440
Water Refunding RB Series 2023C	5.00%	11/01/37 (b)	100,000	118,926
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Jr Lien RB	0.00%	01/01/26 (a)(d)	400,000	387,400
Toll Road Refunding RB Series 1997A	0.00%	01/15/25 (c)(d)	50,000	49,478
Toll Road Sr Lien Refunding RB Series 2014A	5.00%	01/15/29 (a)(b)	80,000	80,479
Toll Road Sr Lien Refunding RB Series 2021A	5.00%	01/15/33 (b)	50,000	56,977
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/34 (b)	55,000	58,624
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/50 (b)	100,000	100,890
San Jose
Airport Refunding RB Series 2017B	5.00%	03/01/47 (b)(c)	150,000	154,781
Wastewater RB Series 2022B	5.00%	11/01/52 (b)	175,000	195,116
San Jose Redevelopment Agency Successor
Tax Refunding Bonds Series 2017A	5.00%	08/01/34 (b)	125,000	132,386
San Marcos USD
GO Bonds Series B	0.00%	08/01/51 (d)	200,000	67,552
San Mateo Cnty CCD
GO Bonds Series 2006B	0.00%	09/01/32 (c)(d)	160,000	128,068
GO Bonds Series 2006B	0.00%	09/01/34 (c)(d)	50,000	37,343
GO Bonds Series 2018B	5.00%	09/01/45 (b)	150,000	160,011
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2018A	5.00%	07/15/43 (b)	150,000	159,336
San Mateo Foster City Public Finance Auth
Wastewater RB Series 2021B	5.00%	08/01/25 (a)	340,000	346,948
San Mateo SD
ULT GO Bonds Series 2020B	4.00%	08/01/51 (b)	150,000	150,615
Santa Clara Cnty
GO Refunding Bonds Series 2017C	3.25%	08/01/39 (b)	70,000	68,804
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2023A	5.00%	04/01/26	250,000	260,746
Santa Clara Valley Water District
Water Utility System Revenue COP Series 2023C1	4.00%	06/01/26 (b)	30,000	30,829
Santa Monica CCD
GO Bonds Series 2018A	4.00%	08/01/47 (b)	150,000	150,185

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017A	2.50%	07/01/25	90,000	89,627
Sub Water Refunding RB Series 2017A	2.50%	07/01/26	100,000	99,960
Sub Water Refunding RB Series 2017A	2.50%	07/01/27	150,000	149,440
Water RB Series 2015A	5.00%	07/01/28 (a)(b)	125,000	127,287
Water RB Series 2020A	5.00%	10/01/45 (b)	30,000	32,510
Water RB Series 2021A	5.00%	10/01/46 (b)	200,000	220,423
Water Refunding RB Series 2022A	5.00%	10/01/28	50,000	55,693
Water Refunding RB Series 2022A	5.00%	10/01/29	100,000	114,054
Water Refunding RB Series 2024A	5.00%	04/01/31	25,000	29,164
Water Refunding RB Series 2024A	5.00%	04/01/34	110,000	134,116
Southern California Public Power Auth
Sub Refunding RB Series 2015C	5.00%	07/01/26 (b)	200,000	201,290
Transmission System RB Series 2023-1A	5.00%	07/01/48 (b)	150,000	167,973
Southwestern CCD
GO Bonds Series A	4.00%	08/01/47 (b)	50,000	49,821
Sunnyvale Financing Auth
Lease RB Series 2020	4.00%	04/01/50 (b)	250,000	250,442
Sweetwater UHSD
GO Bonds Series 2022A1	5.00%	08/01/52 (b)	175,000	193,748
Twin Rivers USD
GO Bonds Series 2016	0.00%	08/01/41 (b)(c)(d)	390,000	190,813
Univ of California
General RB Series 2015AO	5.00%	05/15/25	85,000	86,239
General RB Series 2015AO	5.00%	05/15/26 (b)	55,000	55,937
General RB Series 2017AV	5.25%	05/15/42 (b)	150,000	157,220
General RB Series 2017AY	5.00%	05/15/27	75,000	80,530
General RB Series 2017AY	5.00%	05/15/30 (b)	125,000	133,414
General RB Series 2018AZ	5.00%	05/15/33 (b)	200,000	216,021
General RB Series 2018AZ	5.00%	05/15/35 (b)	140,000	150,802
General RB Series 2018AZ	5.00%	05/15/43 (b)	170,000	180,077
General RB Series 2020BE	5.00%	05/15/34 (b)	40,000	45,080
General RB Series 2020BE	5.00%	05/15/41 (b)	100,000	110,003
General RB Series 2022BK	5.00%	05/15/32	350,000	412,560
General RB Series 2022BK	5.00%	05/15/52 (b)	230,000	252,868
General RB Series 2023BM	5.00%	05/15/32	30,000	35,362
General RB Series 2023BN	5.00%	05/15/36 (b)	100,000	117,990
General RB Series 2023BN	5.00%	05/15/37 (b)	250,000	293,914
General RB Series 2023BQ	5.00%	05/15/29	40,000	45,059
General RB Series 2024BS	5.00%	05/15/32	35,000	41,256
General RB Series 2024BV	5.00%	05/15/39 (b)	100,000	117,848
General RB Series 2024BW	5.00%	05/15/33	125,000	149,053
Limited Project RB Series 2016K	4.00%	05/15/46 (b)	50,000	49,778
Limited Project RB Series 2017M	5.00%	05/15/32 (b)	150,000	158,916
Limited Project RB Series 2017M	5.00%	05/15/35 (b)	90,000	94,721
Limited Project RB Series 2017M	5.00%	05/15/42 (b)	140,000	145,617
Limited Project RB Series 2017M	4.00%	05/15/47 (b)	50,000	49,876
Limited Project RB Series 2018O	5.00%	05/15/58 (b)	245,000	257,021
Limited Project RB Series 2021Q	4.00%	05/15/51 (b)	165,000	164,311
RB Series 2015I	5.00%	05/15/26 (b)	300,000	305,110
RB Series 2017AY	5.00%	05/15/31 (b)	50,000	53,137

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2018AZ	5.00%	05/15/34 (b)	200,000	215,770
RB Series 2018O	4.00%	05/15/48 (b)	155,000	154,259
RB Series 2020BE	4.00%	05/15/47 (b)	250,000	250,909
RB Series 2021Q	5.00%	05/15/46 (b)	165,000	180,891
RB Series 2023BN	5.00%	05/15/26	65,000	67,858
RB Series 2023BQ	5.00%	05/15/35 (b)	110,000	130,395
RB Series 2024 BS	5.00%	05/15/34	115,000	139,018
RB Series 2024BS	5.00%	05/15/37 (b)	150,000	179,029
RB Series 2024BT	5.00%	05/15/26	85,000	88,737
RB Series 2024BV	5.00%	05/15/35 (b)	200,000	240,876
Ventura Cnty CCD
GO Refunding Bonds Series 2015	3.13%	08/01/31 (b)	200,000	200,284
Vernon
Electric System RB Series 2021A	5.00%	10/01/27	30,000	31,829
Washington Township Health Care District
GO Bonds Series 2023B	5.25%	08/01/48 (b)	250,000	281,764
Williams Hart Calif UHSD
GO Bonds Series C	3.50%	08/01/38 (b)	100,000	100,005
				76,682,037
COLORADO 1.1%
Adams & Arapahoe Cntys Jt SD No 28J
GO Bonds Series 2021A	5.00%	12/01/29 (c)	65,000	73,137
Adams & Weld Cntys SD No 27J Brighton
GO Bonds Series 2015	5.00%	12/01/40 (b)(c)	25,000	25,455
Aurora
1st Lien Water Refunding RB Series 2016	5.00%	08/01/41 (a)(b)	170,000	178,120
Colorado
COP Series 2018A	5.00%	12/15/29 (b)	30,000	32,939
COP Series 2020A	4.00%	12/15/35 (b)	150,000	156,050
COP Series 2020A	4.00%	12/15/39 (b)	190,000	194,050
COP Series 2021A	5.00%	12/15/33 (b)	135,000	154,010
COP Series 2021A	5.00%	12/15/34 (b)	85,000	96,784
COP Series 2021A	4.00%	12/15/38 (b)	40,000	40,978
COP Series 2021A	4.00%	12/15/39 (b)	25,000	25,561
Colorado Bridge Enterprise IRB
Infrastructure RB series 2024A	5.50%	12/01/54 (b)(c)	250,000	285,697
Colorado High Performance Transportation Enterprise
Sr RB Series 2017	5.00%	12/31/56 (b)	75,000	75,041
Colorado Regional Transportation District
COP Series 2015A	4.00%	06/01/40 (b)	50,000	50,030
Sales Tax RB Series 2016A	5.00%	11/01/46 (b)	100,000	102,859
Sales Tax RB Series 2017B	5.00%	11/01/34 (b)	150,000	160,111
Sales Tax Refunding RB Series 2021B	5.00%	11/01/28	100,000	110,284
Sales Tax Refunding RB Series 2021B	2.00%	11/01/41 (b)	55,000	39,479
Colorado Springs
Utilities System Improvement RB Series 2022B	5.25%	11/15/52 (b)	150,000	166,905
Utilities System Refunding RB Series 2022A	5.00%	11/15/30	75,000	85,686
Colorado State Building Excellent Schools Today
COP Series 2018N	5.00%	03/15/38 (b)	100,000	105,841

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Colorado State Univ
System Enterprise Refunding RB Series 2013A	5.00%	03/01/43 (c)	175,000	204,116
Denver
Airport System RB Series 2022C	5.00%	11/15/29	150,000	168,354
Dedicated Tax Refunding RB Series 2016A	5.00%	08/01/42 (b)	150,000	154,502
GO Refunding Bonds Series 2020B	5.00%	08/01/27	130,000	139,501
RB Series 2021A	4.00%	08/01/51 (b)	100,000	98,250
Denver SD #1
GO Bonds Series 2022A	5.00%	12/01/45 (b)(c)	200,000	220,929
E-470 Public Highway Auth
Sr RB Series 1997B	0.00%	09/01/26 (c)(d)	50,000	47,288
Sr RB Series 2000B	0.00%	09/01/30 (c)(d)	70,000	57,812
Sr RB Series 2004A	0.00%	09/01/28 (c)(d)	115,000	102,176
Sr RB Series 2020A	5.00%	09/01/26	85,000	88,982
Jefferson Cnty SD #R1
GO Bonds Series 2018	5.00%	12/15/34 (b)(c)	145,000	157,286
Larimer & Weld SD #RE5J
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	200,134
Univ of Colorado
Univ Enterprise Refunding RB Series 2017A2	4.00%	06/01/43 (b)	100,000	100,166
Weld Cnty SD #4
GO Bonds Series 2023	5.25%	12/01/47 (b)(c)	50,000	56,064
Weld Cnty SD #6
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	201,309
Weld Cnty SD #RE2
GO Bonds Series 2016	5.00%	12/01/44 (b)(c)	220,000	235,435
				4,391,321
CONNECTICUT 1.6%
Connecticut
GO Bonds Series 2016A	5.00%	03/15/32 (b)	115,000	118,195
GO Bonds Series 2016A	4.00%	03/15/36 (b)	50,000	50,352
GO Bonds Series 2016E	5.00%	10/15/24	55,000	55,033
GO Bonds Series 2016E	3.00%	10/15/32 (b)	200,000	196,111
GO Bonds Series 2017A	5.00%	04/15/33 (b)	50,000	52,337
GO Bonds Series 2019A	5.00%	04/15/33 (b)	275,000	301,441
GO Bonds Series 2019A	5.00%	04/15/35 (b)	130,000	141,832
GO Bonds Series 2019A	5.00%	04/15/36 (b)	95,000	103,356
GO Bonds Series 2020A	5.00%	01/15/25	100,000	100,526
GO Bonds Series 2020A	5.00%	01/15/26	100,000	103,126
GO Bonds Series 2020A	5.00%	01/15/31 (b)	50,000	56,080
GO Bonds Series 2020A	4.00%	01/15/35 (b)	180,000	188,116
GO Bonds Series 2021A	4.00%	01/15/29	70,000	74,485
GO Bonds Series 2021A	3.00%	01/15/35 (b)	125,000	123,012
GO Bonds Series 2021A	2.00%	01/15/41 (b)	100,000	72,484
GO Bonds Series 2022E	5.00%	11/15/25	250,000	256,704
GO Bonds Series 2022E	5.00%	11/15/33 (b)	50,000	58,254
GO Bonds Series 2022F	5.00%	11/15/41 (b)	200,000	225,414
GO Refunding Bonds Series 2016B	5.00%	05/15/25	95,000	96,261
GO Refunding Bonds Series 2022D	5.00%	09/15/25	145,000	148,211
GO Refunding Bonds Series 2022D	5.00%	09/15/27	100,000	107,536

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2022G	5.00%	11/15/27	210,000	226,684
Special Tax Obligation Bonds Series 2015A	5.00%	08/01/33 (b)	100,000	101,466
Special Tax Obligation Bonds Series 2016A	5.00%	09/01/25	160,000	163,359
Special Tax Obligation Bonds Series 2018A	5.00%	01/01/35 (b)	200,000	212,867
Special Tax Obligation Bonds Series 2018A	5.00%	01/01/36 (b)	100,000	106,177
Special Tax Obligation Bonds Series 2018B	5.00%	10/01/25	100,000	102,345
Special Tax Obligation Bonds Series 2021A	5.00%	05/01/31	60,000	68,860
Special Tax Obligation Bonds Series 2021A	5.00%	05/01/35 (b)	215,000	243,385
Special Tax Obligation Bonds Series 2021D	4.00%	11/01/39 (b)	250,000	259,178
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/28	200,000	218,833
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/29	125,000	139,650
Special Tax Obligation Bonds Series 2023A	5.00%	07/01/32	105,000	122,230
Special Tax Obligation Refunding Bonds Series 2023B	5.00%	07/01/29	50,000	55,860
Special Tax Obligation Transportation Bonds Series 2018B	5.00%	10/01/27	120,000	129,180
Special Tax Obligation Transportation Bonds Series 2020A	5.00%	05/01/28	150,000	163,532
Special Tax Obligation Transportation Bonds Series 2020A	5.00%	05/01/34 (b)	125,000	139,202
Special Tax Obligation Transportation Bonds Series 2020A	4.00%	05/01/36 (b)	70,000	72,845
Special Tax Obligation Transportation Bonds Series 2021A	4.00%	05/01/36 (b)	50,000	52,355
Special Tax Obligation Transportation Bonds Series 2022A	5.00%	07/01/27	50,000	53,505
Special Tax Obligation Transportation Bonds Series 2022A	5.00%	07/01/35 (b)	25,000	29,079
Special Tax Obligation Transportation RB Series 2016A	5.00%	09/01/26	50,000	52,438
Special Tax Obligation Transportation RB Series 2016A	4.00%	09/01/35 (b)	170,000	171,081
Special Tax Obligation Transportation RB Series 2020A	5.00%	05/01/27	250,000	266,471
Special Tax Obligation Transportation RB Series 2020A	5.00%	05/01/32 (b)	200,000	224,396
Special Tax Obligation Transportation RB Series 2023A	5.00%	07/01/25	90,000	91,478
Connecticut Health & Educational Facilities Auth
RB (Quinnipiac Univ) Series L	4.13%	07/01/41 (b)	95,000	95,165
RB (Sacred Heart Univ) Series I1	5.00%	07/01/42 (b)	100,000	101,635
RB (Yale Univ) Series 2017B1	5.00%	07/01/29	75,000	84,221
				6,376,343
DELAWARE 0.1%
Delaware
GO Bonds Series 2022	5.00%	03/01/29	125,000	139,153
Delaware River & Bay Auth
RB Series 2019	4.00%	01/01/44 (b)	100,000	100,784
Delaware Transportation Auth
RB Series 2015	5.00%	06/01/55 (b)	100,000	100,778
				340,715
DISTRICT OF COLUMBIA 1.7%
District of Columbia
GO Bonds Series 2015A	5.00%	06/01/36 (b)	100,000	101,213
GO Bonds Series 2019A	5.00%	10/15/26	125,000	131,556
GO Bonds Series 2019A	5.00%	10/15/28	150,000	165,454
GO Bonds Series 2019A	5.00%	10/15/30 (b)	155,000	171,657
GO Bonds Series 2019A	5.00%	10/15/33 (b)	150,000	164,457
GO Bonds Series 2019A	5.00%	10/15/44 (b)	240,000	254,700
GO Bonds Series 2024A	5.00%	08/01/49 (b)(e)	300,000	333,981
GO Refunding Bonds Series 2017A	5.00%	06/01/34 (b)	75,000	79,015
GO Refunding Bonds Series 2021E	5.00%	02/01/35 (b)	100,000	112,653

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2023B	5.00%	06/01/25	70,000	71,054
GO Refunding Bonds Series 2023B	5.00%	06/01/26	25,000	26,087
GO Refunding Bonds Series 2023B	5.00%	06/01/29	100,000	111,767
GO Refunding Bonds Series 2024B	5.00%	08/01/30 (e)	250,000	284,718
GO Refunding Bonds Series 2024B	5.00%	08/01/35 (b)(e)	250,000	297,735
Highway RB Series 2020	5.00%	12/01/34 (b)	150,000	163,321
Income Tax RB Series 2019A	5.00%	03/01/30 (b)	220,000	246,381
Income Tax RB Series 2019A	5.00%	03/01/34 (b)	50,000	55,174
Income Tax Secured RB Series 2019A	4.00%	03/01/37 (b)	130,000	134,507
Income Tax Secured RB Series 2019A	4.00%	03/01/44 (b)	200,000	200,492
Income Tax Secured RB Series 2020A	5.00%	03/01/35 (b)	130,000	144,250
Income Tax Secured RB Series 2020A	5.00%	03/01/36 (b)	30,000	33,223
Income Tax Secured RB Series 2020A	5.00%	03/01/39 (b)	45,000	49,279
Income Tax Secured RB Series 2020C	5.00%	05/01/45 (b)	25,000	26,926
Income Tax Secured RB Series 2022A	5.00%	07/01/40 (b)	250,000	281,521
Income Tax Secured RB Series 2022A	5.00%	07/01/41 (b)	250,000	280,558
Income Tax Secured RB Series 2022A	5.00%	07/01/47 (b)	125,000	137,083
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/27	195,000	210,826
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/29	50,000	56,363
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/32	100,000	117,226
Income Tax Secured Refunding RB Series 2024A	5.00%	10/01/34	125,000	150,001
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/32 (b)	75,000	77,959
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/35 (b)	70,000	72,492
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2017A	5.00%	10/01/52 (b)	35,000	35,932
Public Utility Sr Lien RB Series 2018A	5.00%	10/01/49 (b)	100,000	104,533
Sr Lien RB Series 2018B	5.00%	10/01/49 (b)	100,000	104,533
District of Columbia Water & Sewer Auth Sub Board
Public Utility Sub Lien RB Series 2019A	5.00%	10/01/44 (b)	175,000	186,981
Metropolitan Washington Airports Auth
2nd Sr Lien RB Series 2009B	0.00%	10/01/35 (c)(d)	50,000	33,636
2nd Sr Lien RB Series 2010A	0.00%	10/01/37 (d)	255,000	139,697
Sub Lien Refunding RB Series 2019B	4.00%	10/01/49 (b)	260,000	251,618
Sub Lien Refunding RB Series 2019B	3.00%	10/01/50 (b)(c)	80,000	63,571
Sub Lien Refunding RB Series 2019B	4.00%	10/01/53 (b)	75,000	71,378
Toll Road 2nd Sr Lien Refunding RB Series 2022A	4.00%	10/01/52 (b)(c)	300,000	294,449
Washington Metropolitan Transit Auth
2nd Lien RB Series 2023A	5.00%	07/15/45 (b)	50,000	55,283
2nd Lien RB Series 2023A	5.25%	07/15/53 (b)	150,000	166,081
RB Series 2020A	5.00%	07/15/37 (b)	25,000	27,559
RB Series 2020A	5.00%	07/15/45 (b)	125,000	134,007
RB Series 2021A	5.00%	07/15/46 (b)	280,000	302,972
RB Series 2023A	5.50%	07/15/51 (b)	150,000	169,852
				6,885,711
FLORIDA 2.8%
Broward Cnty
Airport System RB Series 2012Q1	4.00%	10/01/42 (b)	130,000	129,560
Water & Sewer Utility RB Series 2019A	5.00%	10/01/39 (b)	125,000	135,293

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Broward Cnty SD
COP Series 2015A	5.00%	07/01/25	75,000	76,175
COP Series 2015A	5.00%	07/01/26 (b)	50,000	50,730
COP Series 2019A	5.00%	07/01/28	110,000	120,027
COP Series 2020A	5.00%	07/01/34 (b)	60,000	66,494
Cape Coral
Utility Improvement Assessment Bonds Series 2023	5.65%	03/01/54 (b)(c)	200,000	225,305
Central Florida Expressway Auth
Sr Lien RB Series 2019B	5.00%	07/01/49 (b)	50,000	52,619
Sr Lien RB Series 2024A	5.00%	07/01/54 (b)(c)	200,000	218,139
Sr Lien Refunding RB Series 2016A	3.25%	07/01/36 (b)	50,000	48,598
Sr Lien Refunding RB Series 2016B	5.00%	07/01/26	60,000	62,506
Sr Lien Refunding RB Series 2016B	4.00%	07/01/30 (b)	50,000	50,856
Sr Lien Refunding RB Series 2016B	4.00%	07/01/31 (b)	130,000	131,689
Sr Lien Refunding RB Series 2016B	4.00%	07/01/35 (a)(b)	60,000	61,558
Sr Lien Refunding RB Series 2016B	4.00%	07/01/36 (b)	130,000	131,318
Sr Lien Refunding RB Series 2017	5.00%	07/01/42 (b)	125,000	129,835
Sr Lien Refunding RB Series 2021	5.00%	07/01/28 (c)	25,000	27,317
Sr Lien Refunding RB Series 2021	5.00%	07/01/32 (b)(c)	75,000	85,918
Sr Lien Refunding RB Series 2021	4.00%	07/01/34 (b)(c)	175,000	185,869
Duval Cnty School Board
COP Series 2022A	5.00%	07/01/26 (c)	30,000	31,279
COP Series 2022A	5.00%	07/01/28 (c)	35,000	38,020
COP Series 2022A	5.00%	07/01/29 (c)	150,000	165,733
COP Series 2022A	5.00%	07/01/30 (c)	25,000	28,012
COP Series 2022A	5.00%	07/01/31 (b)(c)	50,000	55,928
COP Series 2022A	5.00%	07/01/32 (b)(c)	100,000	111,387
COP Series 2022A	5.00%	07/01/33 (b)(c)	40,000	44,500
Florida Dept of Mgmt Services
Refunding COP Series 2018A	5.00%	11/01/26	55,000	57,809
Florida Higher Educational Facilities Financing Auth
Refunding RB (Rollins College) Series 2020A	3.00%	12/01/48 (b)	60,000	46,207
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/26 (b)	220,000	226,513
Insurance Assessment RB Series 2023A1	5.00%	09/01/27 (b)	50,000	52,028
Florida Municipal Power Agency
Power Supply Refunding RB Series 2016A	5.00%	10/01/30 (b)	25,000	25,998
Power Supply Refunding RB Series 2016A	5.00%	10/01/31 (b)	65,000	67,517
Florida State Board of Education
Lottery Refunding RB Series 2017A	5.00%	07/01/27	165,000	176,159
Public Education Capital Outlay Refunding Bonds Series 2021B	5.00%	06/01/26	30,000	31,294
Public Education Capital Outlay Refunding Bonds Series 2022C	5.00%	06/01/27	150,000	160,440
Refunding RB Series 2016B	5.00%	07/01/25	100,000	101,619
Florida State Turnpike Auth
Turnpike RB Series 2019B	3.00%	07/01/49 (b)	50,000	41,428
Turnpike RB Series 2021C	3.00%	07/01/51 (b)	85,000	68,434
Turnpike RB Series 2022C	5.00%	07/01/47 (b)	100,000	110,253
Turnpike Refunding RB Series 2022A	5.00%	07/01/27	85,000	90,983
Fort Myers
Utility System Refunding RB Series 2019A	4.00%	10/01/44 (b)	100,000	100,272

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (b)	125,000	122,687
Gainesville
Utilities System RB Series 2017A	5.00%	10/01/37 (b)	85,000	88,931
Utilities System RB Series 2019A	5.00%	10/01/47 (b)	50,000	52,827
Hillsborough Cnty
RB Series 2021	3.00%	08/01/46 (b)	50,000	41,522
RB Series 2021	2.25%	08/01/51 (b)	160,000	104,593
Hillsborough Cnty Aviation Auth
RB Series 2018F	5.00%	10/01/43 (b)	115,000	121,383
JEA
Electric System RB Series 2017B	5.00%	10/01/27	25,000	26,770
Electric System RB Series Three 2017B	5.00%	10/01/29 (b)	50,000	53,248
Electric System Sub RB Series 2017B	5.00%	10/01/33 (b)	160,000	168,665
Electric System Sub RB Series 2017B	3.38%	10/01/34 (b)	100,000	99,992
JEA FLA Water & Sewer System
Water & Sewer System RB Series 2017A	5.00%	10/01/29 (b)	35,000	37,420
Water & Sewer System RB Series 2024A	5.25%	10/01/49 (b)	125,000	139,923
Lakeland FLA
Energy System RB Series 2021	5.00%	10/01/48	100,000	118,884
Lee Cnty School Board
COP Series 2023A	4.00%	08/01/46 (b)	50,000	49,456
Manatee Cnty
Refunding RB Series 2022	4.00%	10/01/52 (b)	75,000	74,105
Miami Beach
GO Refunding Bonds Series 2019	4.00%	05/01/44 (b)	100,000	100,276
Water & Sewer Refunding RB Series 2017	5.00%	09/01/47 (b)	250,000	258,643
Miami-Dade Cnty
Facilities Tax RB Series 2009C	0.00%	10/01/44 (c)(d)	500,000	206,225
GO Refunding Bonds Series 2015B	4.00%	07/01/34 (b)	50,000	50,003
GO Refunding Bonds Series 2016A	5.00%	07/01/38 (b)	25,000	25,830
RB Series 2022	5.00%	07/01/49 (b)	200,000	216,340
Refunding RB Series 2009A	6.88%	10/01/34 (b)(c)(f)	240,000	284,795
Seaport Refunding RB Series 2021A2	4.00%	10/01/49 (b)(c)	200,000	198,444
Sub Water & Sewer System RB Series 2021	4.00%	10/01/51 (b)	65,000	62,913
Transit System RB Series 2022	5.00%	07/01/46 (b)	75,000	82,026
Transit System Sales Surtax RB Series 2022	5.00%	07/01/48 (b)	75,000	81,338
Transit System Sales Surtax RB Series 2022	5.00%	07/01/52 (b)	100,000	107,784
Water & Sewer System RB Series 2019B	4.00%	10/01/49 (b)	225,000	220,819
Water & Sewer System RB Series 2021	3.00%	10/01/43 (b)	50,000	43,068
Water & Sewer System RB Series 2021	4.00%	10/01/44 (b)	25,000	25,148
Water & Sewer System RB Series 2021	4.00%	10/01/46 (b)	150,000	149,892
Water & Sewer System RB Series 2021	4.00%	10/01/48 (b)	100,000	98,868
Water & Sewer System RB Series 2024A	4.13%	10/01/50 (b)	200,000	199,586
Water & Sewer System Refunding RB Series 2015	5.00%	10/01/25	270,000	275,658
Water & Sewer System Refunding RB Series 2015	5.00%	10/01/26 (b)	75,000	76,557
Water & Sewer System Refunding RB Series 2017B	3.13%	10/01/39 (b)	100,000	94,927
Water & Sewer System Refunding RB Series 2024B	5.00%	10/01/33	100,000	118,131
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2018A	4.00%	04/01/53 (b)	10,000	9,796
Refunding RB (Univ of Miami) Series 2015A	5.00%	04/01/40 (b)	200,000	201,071

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/39 (b)	225,000	225,094
Toll System RB Series 2014A	5.00%	07/01/44 (b)	200,000	200,080
Miami-Dade Cnty SD
COP Series 2016C	3.25%	02/01/33 (b)	150,000	148,743
GO Bonds Series 2022A	5.00%	03/15/52 (b)	125,000	134,864
Miami-Dade Cnty Transit System
Transit System Sales Surtax Refunding RB Series 2017	4.00%	07/01/38 (b)	180,000	181,164
Miami-Dade School Board
COP Series 2015A	5.00%	05/01/30 (b)	75,000	75,763
COP Series 2015D	5.00%	02/01/31 (b)	65,000	66,393
Orange Cnty School Board
COP Series 2016C	5.00%	08/01/34 (a)(b)	150,000	157,054
Orlando
Special RB Series 2018B	5.00%	10/01/48 (b)	125,000	131,159
Orlando Utilities Commission
Utility System Refunding RB Series 2013A	5.00%	10/01/24 (b)	65,000	65,000
Utility System Refunding RB Series 2013A	5.00%	10/01/25	145,000	148,183
Palm Beach Cnty School Board
COP Series 2017A	5.00%	08/01/27	140,000	149,914
COP Series 2020A	5.00%	08/01/33 (b)	100,000	111,433
COP Series 2020A	5.00%	08/01/34 (b)	50,000	55,925
Pasco Cnty
Water & Sewer RB Series 2014B	4.00%	10/01/44 (b)	150,000	149,066
Port St. Lucie
Refunding Bonds Series 2016	3.25%	07/01/45 (b)	150,000	131,755
South Florida Water Management District COP
Refunding COP Series 2015	5.00%	10/01/35 (b)	175,000	179,630
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (b)	100,000	95,921
Tax Allocation RB ( H Lee Moffitt Cancer Center) Series 2020A	0.00%	09/01/45 (b)(d)	300,000	116,659
Water & Wastewater RB Series 2022A	5.25%	10/01/57 (b)	200,000	221,392
Tampa Bay Water
Utility System RB Series 2022	5.00%	10/01/52 (b)	35,000	38,375
Utility System Refunding RB Series 2001A	6.00%	10/01/29 (c)	95,000	108,832
Utility System Refunding RB Series 2015A	4.00%	10/01/30 (b)	50,000	50,544
				11,253,106
GEORGIA 1.8%
Atlanta
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/32 (b)	50,000	50,579
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/40 (b)	85,000	85,761
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/43 (a)(b)	100,000	101,190
Water & Wastewater Refunding RB Series 2018B	3.50%	11/01/43 (b)	300,000	283,522
Water & Wastewater Refunding RB Series 2018B	5.00%	11/01/43 (b)	100,000	104,611
Atlanta Airport
Airport Facility Sub Lien RB Series 2019C	5.00%	07/01/36 (b)	235,000	256,186
Airport Refunding RB Series 2020A	5.00%	07/01/25	130,000	132,086
Atlanta Development Auth
Sr Lien RB Series 2015A1	5.25%	07/01/44 (b)	50,000	50,541

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
De Kalb Cnty
Water & Sewer 2nd Resolution RB Series 2022	5.00%	10/01/41 (b)	225,000	253,728
Water & Sewer 2nd Resolution RB Series 2022	5.00%	10/01/52 (b)	100,000	109,135
Fulton Cnty
Water & Sewerage RB Series 2020A	2.25%	01/01/42 (b)	135,000	100,813
Water & Sewerage RB Series 2020A	2.25%	01/01/43 (b)	150,000	110,013
Gainesville & Hall Cnty Hospital Auth
RAN Series 2014A	5.50%	08/15/54 (a)(b)	80,000	80,719
Georgia
GO Bonds Series 2016A	4.00%	02/01/31 (b)	25,000	25,353
GO Bonds Series 2016A	2.50%	02/01/33 (b)	100,000	93,228
GO Bonds Series 2017A	5.00%	02/01/31 (b)	200,000	210,367
GO Bonds Series 2017A	3.00%	02/01/34 (b)	100,000	98,965
GO Bonds Series 2017A	3.00%	02/01/37 (b)	45,000	43,678
GO Bonds Series 2018A	5.00%	07/01/31 (b)	170,000	184,352
GO Bonds Series 2019A	5.00%	07/01/28	150,000	164,577
GO Bonds Series 2019A	5.00%	07/01/30 (b)	235,000	261,804
GO Bonds Series 2019A	5.00%	07/01/32 (b)	100,000	110,543
GO Bonds Series 2020A	5.00%	08/01/32 (b)	125,000	141,296
GO Bonds Series 2020A	4.00%	08/01/34 (b)	140,000	149,855
GO Bonds Series 2021A	5.00%	07/01/32 (b)	50,000	57,705
GO Bonds Series 2021A	4.00%	07/01/34 (b)	80,000	86,456
GO Bonds Series 2021A	4.00%	07/01/38 (b)	200,000	212,602
GO Bonds Series 2022A	5.00%	07/01/36 (b)	115,000	133,284
GO Bonds Series 2023A	5.00%	07/01/25	100,000	101,784
GO Refunding Bonds Series 2016C	4.00%	07/01/25	100,000	101,047
GO Refunding Bonds Series 2016E	5.00%	12/01/26	230,000	243,212
GO Refunding Bonds Series 2022C	4.00%	07/01/28	75,000	79,580
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project J Bonds Series 2023A	5.00%	07/01/64 (b)(c)	200,000	212,573
RB Series 2019A	5.00%	01/01/49 (b)	100,000	103,304
RB Series 2019B	5.00%	01/01/59 (b)	40,000	40,662
RB Series 2024A	5.25%	01/01/49 (b)(e)	200,000	221,429
Georgia Port Auth
RB Series 2021	4.00%	07/01/46 (b)	10,000	10,003
RB Series 2021	2.63%	07/01/51 (b)	100,000	72,150
RB Series 2021	4.00%	07/01/51 (b)	100,000	99,184
RB Series 2022	4.00%	07/01/52 (b)	125,000	123,715
Georgia State Road & Tollway Auth
Highway RB Series 2020	5.00%	06/01/30	125,000	141,537
Gwinnett Cnty SD
GO Bonds Series 2019	5.00%	02/01/38 (b)	200,000	217,054
Sales Tax GO Bonds Series 2022B	5.00%	08/01/27	145,000	155,680
Metropolitan Atlanta Rapid Transit Auth
Sales Tax RB Series 2017C	3.25%	07/01/39 (b)	75,000	71,481
Sales Tax Refunding RB Series 2016B	5.00%	07/01/33 (a)(b)	120,000	125,432
Sales Tax Refunding RB Series 2017C	3.25%	07/01/37 (b)	100,000	97,576
Paulding Cnty
Water & Sewerage Improvement Refunding RB Series 2016	3.00%	12/01/48 (b)	105,000	84,660

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Private Colleges & Universities Auth
RB (Emory Univ) Series 2019A	5.00%	09/01/29	100,000	112,244
RB (Emory Univ) Series 2020B	5.00%	09/01/25	250,000	255,020
RB (Emory Univ) Series 2020B	4.00%	09/01/39 (b)	110,000	113,398
RB (Emory Univ) Series 2020B	4.00%	09/01/41 (b)	200,000	205,143
RB (Emory Univ) Series 2022A	5.00%	09/01/32	100,000	117,056
RB (Emory Univ) Series 2023B	5.00%	09/01/33	100,000	118,611
Sandy Springs Public Facilities Auth
RB Series 2015	5.00%	05/01/41 (a)(b)	190,000	197,132
				7,113,616
HAWAII 0.4%
Hawaii
GO Bonds Series 2014EO	5.00%	08/01/25 (b)	110,000	110,190
GO Bonds Series 2017FK	5.00%	05/01/28 (b)	100,000	106,366
GO Bonds Series 2017FK	4.00%	05/01/31 (b)	100,000	103,139
GO Bonds Series 2018 FT	5.00%	01/01/36 (b)	95,000	100,778
GO Bonds Series 2018FT	5.00%	01/01/38 (b)	100,000	105,842
GO Refunding Bonds Series 2016FE	5.00%	10/01/28 (b)	200,000	210,011
GO Refunding Bonds Series 2016FH	5.00%	10/01/28 (b)	150,000	157,508
GO Refunding Bonds Series 2016FH	4.00%	10/01/31 (b)	50,000	50,985
Honolulu
GO Bonds Series 2015A	5.00%	10/01/39 (b)	180,000	182,827
GO Bonds Series 2019A	5.00%	09/01/29 (b)	50,000	54,681
GO Bonds Series 2020B	5.00%	03/01/26	55,000	56,897
GO Bonds Series 2021E	5.00%	03/01/30	50,000	56,362
GO Bonds Series 2021E	5.00%	03/01/31	50,000	57,153
Wastewater System Sr RB Series 2022A	5.00%	07/01/47 (b)	240,000	262,391
Honolulu City & Cnty Wastewater System
Sr Wastewater System RB Series 2015A	5.00%	07/01/40 (a)(b)	150,000	152,407
				1,767,537
IDAHO 0.0%
Idaho Housing & Finance Assoc
Sales Tax RB Series 2024A	5.00%	08/15/48 (b)	40,000	44,391
ILLINOIS 6.1%
Chicago
2nd Lien Transmission RB Series 2008C	5.00%	01/01/25	50,000	50,194
2nd Lien Water RB Series 2000	5.00%	11/01/30 (b)	195,000	202,995
2nd Lien Water RB Series 2014	5.00%	11/01/39 (a)(b)	225,000	225,817
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/32 (b)	45,000	51,131
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/35 (b)	105,000	119,273
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/36 (b)(c)	50,000	56,149
2nd Lien Water Refunding RB Series 2023B	4.00%	11/01/40 (b)(c)	100,000	101,763
GO Bonds Series 1999	0.00%	01/01/34 (c)(d)	60,000	41,955
GO Bonds Series 2019A	5.50%	01/01/35 (b)	200,000	214,930
GO Bonds Series 2019A	5.00%	01/01/44 (b)	170,000	175,214
GO Bonds Series 2019A	5.50%	01/01/49 (b)	130,000	135,752
GO Bonds Series 2021A	4.00%	01/01/36 (b)	25,000	25,022
GO Bonds Series 2023A	5.00%	01/01/34 (b)	275,000	301,077

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023A	5.00%	01/01/35 (b)	50,000	54,604
GO Bonds Series 2023A	5.50%	01/01/43 (b)	500,000	533,169
GO Bonds Series 2024A	5.00%	01/01/45 (b)	250,000	262,758
GO Refunding Bonds Series 2017A	5.75%	01/01/33 (b)	185,000	193,353
GO Refunding Bonds Series 2017A	6.00%	01/01/38 (b)	200,000	209,113
GO Refunding Bonds Series 2020A	5.00%	01/01/29	180,000	192,918
GO Refunding Bonds Series 2020A	5.00%	01/01/30	50,000	54,136
Chicago Board of Education
Dedicated Tax Bonds Series 2016	6.10%	04/01/36 (b)	230,000	243,983
Dedicated Tax Bonds Series 2023	5.00%	04/01/45 (b)	200,000	213,138
Chicago Midway Airport
Sr Lien Airport Refunding RB Series 2023B	5.00%	01/01/35 (b)(c)	170,000	195,790
Chicago O’Hare International Airport
OHare General Airport Sr Lien RB Series 2018B	5.00%	01/01/38 (b)	100,000	106,951
OHare General Airport Sr Lien RB Series 2018B	5.00%	01/01/39 (b)	60,000	63,853
OHare General Airport Sr Lien RB Series 2018B	5.00%	01/01/48 (b)	25,000	26,121
OHare General Airport Sr Lien RB Series 2018B	4.00%	01/01/53 (b)(c)	100,000	98,615
OHare General Airport Sr Lien RB Series 2024B	5.25%	01/01/53 (b)	250,000	276,949
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/25	50,000	50,209
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/26 (b)	150,000	150,637
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (b)	75,000	75,330
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/30 (b)	80,000	80,344
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/32 (b)	35,000	35,134
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/33 (b)	125,000	125,485
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/35 (b)	100,000	101,854
OHare General Airport Sr Lien Refunding RB Series 2017B	5.00%	01/01/36 (b)	100,000	103,576
OHare General Airport Sr Lien Refunding RB Series 2017B	5.00%	01/01/38 (b)	90,000	93,000
OHare General Airport Sr Lien Refunding RB Series 2018B	5.00%	01/01/53 (b)	100,000	104,173
OHare General Airport Sr Lien Refunding RB Series 2020A	5.00%	01/01/34 (b)	55,000	60,373
OHare General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/35 (b)	200,000	206,037
OHare General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/37 (b)(c)	100,000	102,673
OHare General Airport Sr Lien Refunding RB Series 2022D	5.00%	01/01/29	100,000	109,946
OHare General Airport St Lien RB Series 2022B	5.25%	01/01/56 (b)	100,000	107,226
Chicago Transit Auth Sales Tax
2nd Lien Sales Tax RB Series 2017	5.00%	12/01/51 (b)	155,000	156,185
2nd Lien Sales Tax RB Series 2020A	5.00%	12/01/45 (b)	85,000	89,325
2nd Lien Sales Tax RB Series 2020A	5.00%	12/01/55 (b)	85,000	87,990
2nd Lien Sales Tax Receipts RB Series 2020A	4.00%	12/01/55 (b)	35,000	32,673
Refunding RB Series 2021	5.00%	06/01/28	80,000	85,658
Cook Cnty
GO Refunding Bonds Series 2016A	5.00%	11/15/26	70,000	73,434
GO Refunding Bonds Series 2021A	5.00%	11/15/28	100,000	109,303
GO Refunding Bonds Series 2021A	5.00%	11/15/32 (b)	75,000	84,033
GO Refunding Bonds Series 2022A	5.00%	11/15/25	130,000	132,948
Sales Tax RB Series 2021A	4.00%	11/15/40 (b)	250,000	251,957
Cook Cnty Sales Tax Revenue
Sales Tax RB Series 2021A	4.00%	11/15/41 (b)	225,000	226,440
Illinois
GO Bonds Series 2014	5.25%	02/01/29 (b)	200,000	200,537
GO Bonds Series 2014	5.00%	05/01/39 (b)	250,000	251,121
GO Bonds Series 2017C	5.00%	11/01/29 (b)	525,000	556,319

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2017D	5.00%	11/01/25	95,000	97,080
GO Bonds Series 2017D	5.00%	11/01/26	160,000	167,302
GO Bonds Series 2017D	5.00%	11/01/27	235,000	250,558
GO Bonds Series 2017D	5.00%	11/01/28 (b)	150,000	159,383
GO Bonds Series 2019A	5.00%	11/01/27	125,000	133,262
GO Bonds Series 2019B	4.00%	11/01/38 (b)	100,000	100,524
GO Bonds Series 2020	5.50%	05/01/30	95,000	103,976
GO Bonds Series 2020	5.50%	05/01/39 (b)	265,000	291,451
GO Bonds Series 2020	5.75%	05/01/45 (b)	250,000	274,892
GO Bonds Series 2020B	5.00%	10/01/30	50,000	55,591
GO Bonds Series 2020B	5.00%	10/01/31 (b)	225,000	248,970
GO Bonds Series 2020B	4.00%	10/01/33 (b)	250,000	257,359
GO Bonds Series 2020C	4.00%	10/01/37 (b)	100,000	101,226
GO Bonds Series 2020C	4.00%	10/01/41 (b)	100,000	99,390
GO Bonds Series 2021A	5.00%	03/01/36 (b)	100,000	109,656
GO Bonds Series 2021A	4.00%	03/01/40 (b)	70,000	70,096
GO Bonds Series 2021A	5.00%	03/01/46 (b)	150,000	159,156
GO Bonds Series 2022A	5.00%	03/01/28	55,000	58,976
GO Bonds Series 2022A	5.00%	03/01/31	80,000	89,320
GO Bonds Series 2022A	5.25%	03/01/37 (b)	100,000	111,812
GO Bonds Series 2022A	5.25%	03/01/38 (b)	150,000	167,066
GO Bonds Series 2022A	5.50%	03/01/42 (b)	175,000	195,443
GO Bonds Series 2022C	5.25%	10/01/46 (b)	235,000	255,775
GO Bonds Series 2023B	5.00%	05/01/28	200,000	215,064
GO Bonds Series 2023B	5.00%	05/01/35 (b)	60,000	66,734
GO Bonds Series 2023B	5.00%	12/01/36 (b)	120,000	134,847
GO Bonds Series 2023B	5.00%	05/01/37 (b)	150,000	165,468
GO Bonds Series 2023B	5.00%	12/01/38 (b)	140,000	155,877
GO Bonds Series 2023C	5.00%	12/01/44 (b)	260,000	282,060
GO Bonds Series 2024B	5.00%	05/01/40 (b)	25,000	27,761
GO Bonds Series 2024B	5.25%	05/01/43 (b)	40,000	44,604
GO Bonds Series 2024B	5.25%	05/01/48 (b)	250,000	274,809
GO Refunding Bonds Series 2016	5.00%	02/01/25	250,000	251,416
GO Refunding Bonds Series 2016	4.00%	02/01/30 (b)(c)	135,000	137,885
GO Refunding Bonds Series 2016	4.00%	02/01/31 (b)(c)	100,000	101,933
GO Refunding Bonds Series 2018A	5.00%	10/01/30 (b)	50,000	53,699
GO Refunding Bonds Series 2022B	5.00%	03/01/25	130,000	130,990
GO Refunding Bonds Series 2022B	5.00%	03/01/33 (b)	150,000	168,134
GO Refunding Bonds Series 2023D	5.00%	07/01/28	100,000	107,828
GO Refunding Bonds Series 2023D	5.00%	07/01/29	180,000	197,096
GO Refunding Bonds Series 2023D	5.00%	07/01/32	125,000	141,189
GO Refunding Bonds Series 2023D	5.00%	07/01/33 (b)	60,000	67,430
GO Refunding Bonds Series 2023D	5.00%	07/01/36 (b)	100,000	110,897
GO Refunding Bonds Series 2024	5.00%	02/01/25 (e)	250,000	251,287
GO Refunding Bonds Series 2024	5.00%	02/01/34 (e)	250,000	285,324
GO Refunding Bonds Series 2024	5.00%	02/01/39 (b)(e)	250,000	279,749
Jr Sales Tax RB Series 2024A	5.00%	06/15/33	35,000	39,694
Sales Tax Jr Obligation RB Series February 2024B	5.00%	06/15/37 (b)	385,000	434,129
Illinois Finance Auth
Clean Water Revolving Fund RB Series 2017	5.00%	07/01/31 (b)	50,000	52,441
Clean Water Revolving Fund RB Series 2017	5.00%	07/01/33 (b)	200,000	209,184

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Clean Water Revolving Fund RB Series 2017	5.00%	07/01/35 (b)	75,000	78,264
Clean Water Revolving Fund RB Series 2020	4.00%	07/01/37 (b)	25,000	25,938
RB (Univ of Chicago) Series 2023A	5.25%	05/15/54 (b)	65,000	71,904
RB (Univ of Chicago) Series 2024A	5.00%	04/01/32 (b)	30,000	34,543
RB (Univ of Chicago) Series 2024B	5.00%	04/01/36	250,000	300,680
Illinois Municipal Electric Agency
Power System Refunding RB Series 2015A	4.00%	02/01/34 (b)	300,000	300,748
Illinois Toll Highway Auth
Toll Highway Refunding RB Series 2018A	5.00%	01/01/29	100,000	109,692
Toll Highway Sr RB Series 2014C	5.00%	01/01/36 (b)	50,000	50,228
Toll Highway Sr RB Series 2015A	5.00%	01/01/36 (b)	125,000	126,721
Toll Highway Sr RB Series 2015A	5.00%	01/01/40 (b)	100,000	101,107
Toll Highway Sr RB Series 2015B	5.00%	01/01/40 (b)	275,000	280,550
Toll Highway Sr RB Series 2016B	5.00%	01/01/41 (b)	155,000	159,160
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (b)	100,000	104,669
Toll Highway Sr RB Series 2020A	5.00%	01/01/45 (b)	200,000	216,016
Toll Highway Sr RB Series 2021A	4.00%	01/01/42 (b)	200,000	202,483
Toll Highway Sr RB Series 2021A	5.00%	01/01/43 (b)	130,000	143,146
Toll Highway Sr RB Series 2021A	4.00%	01/01/46 (b)	50,000	49,702
Toll Highway Sr RB Series 2021A	5.00%	01/01/46 (b)	250,000	273,496
Toll Highway Sr RB Series 2023A	5.00%	01/01/44 (b)	215,000	239,191
Toll Highway Sr RB Series 2024A	5.00%	01/01/38 (b)	30,000	34,859
Toll Highway Sr Refunding RB Series 2016A	5.00%	12/01/32 (b)	75,000	76,922
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	175,000	191,961
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/32	25,000	28,498
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/35 (b)	50,000	58,873
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/37 (b)	200,000	233,252
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/39 (b)	150,000	172,532
Metropolitan Pier & Exposition Auth
Dedicated State Tax RB Series 2002A	0.00%	12/15/32 (c)(d)	250,000	187,876
RB (McCormick Place Expansion) Series 2002A	0.00%	12/15/30 (c)(d)	75,000	61,017
RB (McCormick Place Expansion) Series 2002A	0.00%	06/15/32 (c)(d)	70,000	53,611
RB (McCormick Place Expansion) Series 2002A	0.00%	06/15/33 (c)(d)	260,000	191,282
RB (McCormick Place Expansion) Series 2002A	0.00%	06/15/34 (c)(d)	325,000	230,033
RB (McCormick Place Expansion) Series 2002A	0.00%	06/15/35 (c)(d)	340,000	231,053
RB (McCormick Place Expansion) Series 2002A	0.00%	06/15/39 (c)(d)	100,000	56,549
RB (McCormick Place Expansion) Series 2002A	0.00%	12/15/39 (c)(d)	200,000	110,928
RB (McCormick Place Expansion) Series 2002A	5.00%	06/15/53 (b)	100,000	100,722
RB (McCormick Place Expansion) Series 2015A	0.00%	12/15/52 (c)(d)	50,000	14,643
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/45 (c)(d)	350,000	147,802
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/47 (c)(d)	225,000	86,028
Refunding Bonds (McCormick Place Expansion) Series 2012B	0.00%	12/15/41 (d)	75,000	36,933
Refunding Bonds (McCormick Place Expansion) Series 2017B	0.00%	12/15/56 (c)(d)	375,000	91,061
Refunding Bonds (McCormick Place Expansion) Series 2020A	4.00%	06/15/50 (b)	125,000	119,419
Refunding Bonds (McCormick Place Expansion) Series 2020A	5.00%	06/15/50 (b)	350,000	364,477
Refunding Bonds (McCormick Place Expansion) Series 2024B	4.00%	12/15/26	200,000	205,501
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (d)	250,000	116,564
Refunding Bonds Series 2022A	4.00%	12/15/47 (b)	45,000	43,610
Refunding RB 2nd Series 2022A	4.00%	06/15/52 (b)	50,000	47,336

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metropolitan Water Reclamation District of Greater Chicago
LT GO Refunding Bonds Series 2007C	5.25%	12/01/32	60,000	70,851
ULT GO Bonds Series 2016C	5.00%	12/01/45 (b)	100,000	102,360
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/25	80,000	82,164
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/29 (b)	50,000	52,412
Northern Illinois Municipal Power Agency
Refunding RB Series 2016A	4.00%	12/01/41 (b)	25,000	25,015
Rosemont
GO Bonds Series 2016A	5.00%	12/01/46 (b)(c)	110,000	113,987
Sales Tax Securitization Corp
2nd Lien Sales Tax Bonds Series 2020A	5.00%	01/01/28	60,000	64,329
2nd Lien Sales Tax RB Series 2020A	5.00%	01/01/26	50,000	51,479
2nd Lien Sales Tax RB Series 2020A	4.00%	01/01/38 (b)	215,000	218,917
2nd Lien Sales Tax RB Series 2021A	5.00%	01/01/27	35,000	36,796
2nd Lien Sales Tax RB Series 2021A	5.00%	01/01/31	75,000	84,097
2nd Lien Sales Tax RB Series 2021A	5.00%	01/01/33	30,000	34,442
2nd Lien Sales Tax Refunding Bonds Series 2023C	5.00%	01/01/35 (b)	50,000	56,868
2nd Lien Sales Tax Refunding RB Series 2023A	5.00%	01/01/33	75,000	85,691
2nd Lien Sales Tax Securitization Bonds Series 2020A	5.00%	01/01/30	150,000	166,102
Sales Tax Securitization Bonds Series 2018C	5.00%	01/01/43 (b)	150,000	156,330
Schaumburg
GO Refunding Bonds Series 2013A	4.00%	12/01/41 (b)	50,000	50,010
Springfield
Sr Lien Electric Refunding RB Series 2015	5.00%	03/01/40 (b)(c)	175,000	175,778
Univ of Illinois
Auxiliary Facilities System RB Series 2018A	4.13%	04/01/48 (b)(c)	100,000	98,784
Will Cnty
GO Bonds Series 2016	5.00%	11/15/45 (a)(b)	220,000	225,701
				24,330,129
INDIANA 0.4%
Hamilton Cnty Ind Public Building Corp
RB Series 2024	4.00%	01/10/50 (b)	100,000	99,396
Indiana Finance Auth
Highway Refunding RB Series 2016C	5.00%	06/01/27 (b)	130,000	137,086
Highway Refunding RB Series 2016C	5.00%	06/01/28	100,000	109,366
Lease Appropriation Refunding Bonds Series 2022A	4.00%	02/01/34 (b)	50,000	53,239
Lease Appropriation Refunding Bonds Series 2022A	5.00%	02/01/35 (b)	160,000	182,560
Lease Appropriation Refunding RB Series 2022A	5.00%	02/01/31	50,000	56,492
State Revolving Fund Program Refunding Bonds Series 2017C	5.00%	02/01/30 (b)	100,000	107,581
State Revolving Fund RB Series 2019A	5.00%	02/01/36 (b)	60,000	65,151
State Revolving Fund RB Series 2019A	5.00%	02/01/38 (b)	30,000	32,427
Indiana Muni Power Agency
Power Supply System Refunding RB Series 2016A	5.00%	01/01/33 (b)	125,000	129,642
Indiana Univ
RB Series 2024A	5.00%	06/01/34 (b)	125,000	148,634
Indianapolis Local Public Improvement Bond Bank
Courthouse & Jail RB Series 2019A	5.00%	02/01/44 (b)	150,000	158,066
RB Series 1999E	0.00%	02/01/28 (c)(d)	250,000	225,657
RB Series 2022B	4.00%	02/01/47 (b)	100,000	97,875
				1,603,172

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
IOWA 0.2%
Iowa
Special Obligation Refunding RB Series 2016A	5.00%	06/01/28 (b)	145,000	150,844
Special Obligation Refunding RB Series 2019A	5.00%	06/01/34 (b)	145,000	158,563
Iowa Finance Auth
State Revolving Fund RB Series 2017	5.00%	08/01/27	100,000	107,366
State Revolving Fund RB Series 2023A	5.00%	08/01/35 (b)	125,000	146,729
State Revolving Fund RB Series 2023A	5.00%	08/01/36 (b)	35,000	40,877
Iowa Higher Education Loan Auth
RB (Grinnell College) Series 2017	5.00%	12/01/46 (b)	100,000	103,600
				707,979
KANSAS 0.2%
Ellis Cnty Kansas USD #489
GO Refunding & Improvement Bonds Series 2022B	5.00%	09/01/42 (b)(c)	100,000	108,941
Kansas Dept of Transportation
Highway RB Series 2015B	5.00%	09/01/25	250,000	255,203
Highway RB Series 2015B	5.00%	09/01/28 (b)	100,000	101,975
Highway Refunding RB Series 2024A	5.00%	09/01/35 (b)	200,000	237,254
Wyandotte Cnty USD No 500
GO Bonds Series 2016A	5.50%	09/01/47 (a)(b)	105,000	110,996
				814,369
KENTUCKY 0.4%
Kentucky Bond Dev Corp
Facilities RB Series 2018	4.00%	09/01/48 (b)	185,000	179,905
Kentucky Economic Development Finance Auth
Refunding RB Series 2017A	5.00%	12/01/45 (b)(c)	75,000	77,805
Kentucky Municipal Power Agency
Power System Refunding RB Series 2015A	4.00%	09/01/39 (b)(c)	325,000	324,999
Kentucky State Property & Buildings Commission
Refunding RB Series B	5.00%	11/01/25	185,000	189,532
Refunding RB Series B	5.00%	11/01/26	250,000	262,352
Refunding RB Series B	5.00%	11/01/26	75,000	78,705
Kentucky Turnpike Auth
Economic Development Road Refunding RB Series 2017B	5.00%	07/01/25	255,000	259,072
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2013B	4.00%	05/15/37 (a)(b)	25,000	25,017
Sewer & Drainage System RB Series 2023C	5.00%	05/15/51 (b)	75,000	81,941
Louisville & Jefferson Cnty Visitors & Convention Commission
Tax RB Series 2016	3.13%	06/01/41 (b)	50,000	44,636
Scott Cnty SD Finance Corp
GO Bonds Series 2022	4.00%	09/01/45 (b)(c)	40,000	40,020
				1,563,984
LOUISIANA 0.5%
East Baton Rouge Sewerage Commission
Refunding RB Series 2019A	4.00%	02/01/45 (b)	100,000	100,366

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Louisiana
GO Refunding Bonds Series 2016B	5.00%	08/01/26	150,000	156,861
GO Refunding Bonds Series 2016B	5.00%	08/01/28 (b)	150,000	156,710
Refunding RB Bonds Series 2015A	4.50%	05/01/39 (a)(b)	250,000	252,185
Louisiana Citizens Property Insurance Corp
Refunding RB Series 2016A	5.00%	06/01/26	150,000	155,572
Louisiana Local Government Environmental Facilities & Community Development Auth
Insurance Assessment RB Series 2022B	5.00%	08/15/30 (b)	85,000	89,328
RB Series 2014	5.00%	10/01/37 (a)(b)	100,000	100,000
RB Series 2022B	5.00%	08/15/31 (b)	170,000	178,242
RB Series 2022B	5.00%	08/15/35 (b)	75,000	78,130
Louisiana Public Facilities Auth
RB (Loyola Univ) Series 2023A	5.25%	10/01/53 (b)	175,000	184,404
Refunding RB (Tulane Univ) Series 2020A	5.00%	04/01/45 (b)	250,000	265,766
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (b)	200,000	221,756
New Orleans
Water Refunding RB Series 2014	5.00%	12/01/44 (a)(b)	100,000	100,265
Shreveport
Water & Sewer Jr Lien RB Series 2019B	4.00%	12/01/49 (b)(c)	50,000	47,919
				2,087,504
MARYLAND 1.8%
Baltimore
Wastewater RB Series 2019A	5.00%	07/01/49 (b)	150,000	158,015
Wastewater Sub RB Series 2017A	5.00%	07/01/46 (b)	100,000	102,505
Water RB Series 2019A	4.00%	07/01/49 (b)	200,000	198,135
Baltimore Cnty
GO Bonds	5.00%	03/01/53 (b)	200,000	220,739
Maryland
GO Bonds 1st Series 2019	5.00%	03/15/31 (b)	45,000	49,655
GO Bonds 1st Series 2020A	5.00%	03/15/32 (b)	205,000	229,875
GO Bonds 1st Series 2021A	5.00%	03/01/31	100,000	114,815
GO Bonds 1st Series 2021A	5.00%	03/01/36 (b)	125,000	141,228
GO Bonds 1st Series 2022A	5.00%	06/01/31	110,000	126,753
GO Bonds 1st Series 2023A	5.00%	03/15/32	200,000	233,080
GO Bonds 1st Series 2023A	5.00%	03/15/36 (b)	200,000	233,746
GO Bonds 1st Series 2023A	5.00%	03/15/37 (b)	100,000	116,412
GO Bonds 1st Series 2024A	5.00%	06/01/37 (b)	55,000	65,113
GO Bonds 1st Series A	5.00%	06/01/32	195,000	227,927
GO Bonds 1st Series A	5.00%	03/15/34 (b)	40,000	47,134
GO Bonds 1st Series A	5.00%	06/01/34 (b)	260,000	302,108
GO Bonds 1st Series A	5.00%	03/01/35 (b)	235,000	266,409
GO Bonds 1st Series A	5.00%	06/01/36 (b)	125,000	144,085
GO Bonds 2nd Series 2017A	5.00%	08/01/27	245,000	263,186
GO Bonds 2nd Series 2017A	5.00%	08/01/29 (b)	45,000	47,985
GO Bonds 2nd Series 2019A	2.13%	08/01/33 (b)	290,000	258,152
GO Bonds 2nd Series 2019A	2.25%	08/01/34 (b)	100,000	89,117
Go Bonds 2nd Series 2020A	5.00%	08/01/30	50,000	57,005
GO Bonds 2nd Series 2020A	5.00%	08/01/27	35,000	37,598
GO Bonds 2nd Series 2020A	5.00%	08/01/35 (b)	65,000	72,876

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds 2nd Series A	5.00%	08/01/31 (b)	260,000	294,522
GO Refunding Bonds 2nd Series B	5.00%	08/01/27	125,000	134,278
GO Refunding Bonds Series 2017B	5.00%	08/01/26	185,000	193,802
RB Series 2018A	5.00%	05/01/42 (b)	170,000	177,833
Refunding Bonds 2nd Series 2020B	5.00%	08/01/28	150,000	164,884
Refunding Bonds 2nd Series 2021D	4.00%	08/01/29	90,000	96,589
ULT GO Bonds Series 2017B	5.00%	08/01/25	275,000	280,299
ULT GO Refunding Bonds 1st Series 2017C	5.00%	03/15/29 (b)	300,000	317,382
Maryland Dept of Transportation
Consolidated Transportation Bonds Series 2018	5.00%	10/01/26	180,000	189,407
Consolidated Transportation Bonds Series 2019	5.00%	10/01/28 (b)	25,000	26,809
Consolidated Transportation Bonds Series 2019	2.13%	10/01/31 (b)	285,000	258,788
Consolidated Transportation Bonds Series 2021A	2.13%	10/01/36 (b)	230,000	191,814
Transportation Bonds Series 2018	5.00%	10/01/28 (b)	85,000	88,896
Transportation Bonds Series 2019	2.50%	10/01/33 (b)	160,000	147,156
Maryland Stadium Authority
RB Series 2021	2.75%	06/01/51 (b)	100,000	74,332
Maryland Transportation Auth
Transportation Facilities RB Series 2020	4.00%	07/01/50 (b)	150,000	147,902
Transportation Facilities RB Series 2021A	5.00%	07/01/46 (b)	150,000	162,058
Transportation Facilities Refunding RB Series 2024A	5.00%	07/01/33	50,000	59,085
Transportation Facilities Refunding RB Series 2024A	5.00%	07/01/35 (b)	30,000	35,587
Prince Georges Cnty
GO Bonds Series 2018A	5.00%	07/15/29 (b)	245,000	268,340
				7,113,416
MASSACHUSETTS 4.5%
Massachusetts
Commonwealth Transportation Fund RB Series 2023A	5.00%	06/01/53 (b)	100,000	109,693
GO Bonds 2016J	4.00%	12/01/44 (b)	250,000	250,423
GO Bonds Series 2020E	5.00%	11/01/50 (b)	300,000	321,264
GO Bonds Series 2006E	5.00%	11/01/25 (c)	200,000	205,332
GO Bonds Series 2015E	3.25%	09/01/40 (b)	110,000	104,823
GO Bonds Series 2016E	4.00%	04/01/35 (b)	45,000	45,137
GO Bonds Series 2016E	4.00%	04/01/42 (b)	250,000	250,164
GO Bonds Series 2016E	3.00%	04/01/44 (b)	85,000	74,248
GO Bonds Series 2016G	4.00%	09/01/35 (b)	30,000	30,357
GO Bonds Series 2016G	3.00%	09/01/46 (b)	50,000	42,654
GO Bonds Series 2016H	5.00%	12/01/26	75,000	79,243
GO Bonds Series 2017A	5.00%	04/01/47 (b)	35,000	36,137
GO Bonds Series 2017D	5.00%	02/01/36 (b)	65,000	68,025
GO Bonds Series 2017E	3.00%	11/01/34 (b)	115,000	112,754
GO Bonds Series 2017E	3.00%	11/01/35 (b)	100,000	97,573
GO Bonds Series 2018A	5.00%	01/01/40 (b)	25,000	26,352
GO Bonds Series 2018A	5.00%	01/01/41 (b)	25,000	26,298
GO Bonds Series 2018B	5.00%	01/01/32 (b)	120,000	128,529
GO Bonds Series 2018D	4.00%	05/01/48 (b)	200,000	198,655
GO Bonds Series 2018E	5.00%	09/01/38 (b)	50,000	53,525
GO Bonds Series 2019A	5.25%	01/01/33 (b)	165,000	182,176
GO Bonds Series 2019C	5.00%	05/01/44 (b)	150,000	159,869
GO Bonds Series 2019C	5.00%	05/01/45 (b)	155,000	164,917

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020B	2.50%	03/01/43 (b)	100,000	79,295
GO Bonds Series 2020D	3.00%	07/01/35 (b)	200,000	196,142
GO Bonds Series 2020D	3.00%	07/01/39 (b)	50,000	46,485
GO Bonds Series 2020D	5.00%	07/01/40 (b)	105,000	114,780
GO Bonds Series 2020D	5.00%	07/01/45 (b)	100,000	107,870
GO Bonds Series 2020E	5.00%	11/01/45 (b)	250,000	270,707
GO Bonds Series 2021A	3.00%	03/01/36 (b)	250,000	243,683
GO Bonds Series 2021C	5.00%	09/01/31	125,000	144,459
GO Bonds Series 2021D	5.00%	09/01/50 (b)	250,000	269,856
GO Bonds Series 2022C	5.00%	10/01/35 (b)	200,000	232,017
GO Bonds Series 2022C	5.00%	10/01/37 (b)	125,000	143,851
GO Bonds Series 2022C	5.00%	10/01/52 (b)	210,000	227,971
GO Bonds Series 2022D	5.00%	11/01/31	90,000	104,257
GO Bonds Series 2022E	5.00%	11/01/42 (b)	170,000	190,782
GO Bonds Series 2023A	5.00%	05/01/26	225,000	234,159
GO Bonds Series 2023A	5.00%	05/01/48 (b)	145,000	159,485
GO Bonds Series 2023A	5.00%	05/01/53 (b)	375,000	408,465
GO Bonds Series 2023B	5.00%	10/01/33	40,000	47,675
GO Bonds Series 2023C	5.00%	10/01/49 (b)	300,000	330,595
GO Bonds Series 2023D	5.00%	10/01/52 (b)	100,000	109,459
GO Bonds Series 2023D	5.00%	10/01/53 (b)	200,000	218,584
GO Bonds Series 2024A	5.00%	01/01/36 (b)	45,000	53,361
GO Bonds Series 2024A	5.00%	01/01/40 (b)	200,000	230,311
GO Bonds Series 2024A	5.00%	01/01/42 (b)	200,000	227,817
GO Bonds Series 2024A	5.00%	01/01/49 (b)	100,000	110,431
GO Bonds Series 2024A	5.00%	01/01/54 (b)	200,000	218,829
GO Bonds Series 2024B	5.00%	05/01/37 (b)	30,000	35,539
GO Bonds Series 2024B	5.00%	11/01/38 (b)	150,000	176,085
GO Bonds Series 2024B	5.00%	05/01/39 (b)	30,000	34,980
GO Refunding Bonds Series 2016B	5.00%	07/01/27	200,000	214,354
GO Refunding Bonds Series 2016B	5.00%	07/01/28	150,000	164,520
GO Refunding Bonds Series 2016C	5.00%	10/01/24	190,000	190,000
GO Refunding Bonds Series 2016C	5.00%	10/01/25	110,000	112,689
GO Refunding Bonds Series 2017C	5.00%	10/01/25	150,000	153,667
GO Refunding Bonds Series 2017E	5.00%	11/01/26	140,000	147,618
GO Refunding Bonds Series 2017E	5.00%	11/01/27	145,000	156,654
GO Refunding Bonds Series 2018B	5.00%	07/01/29	235,000	263,328
GO Refunding Bonds Series 2020B	5.00%	07/01/32 (b)	100,000	112,318
GO Refunding Bonds Series 2020D	4.00%	11/01/41 (b)	150,000	152,184
GO Refunding Bonds Series 2022A	5.00%	10/01/29	75,000	84,476
GO Refunding Bonds Series 2022A	5.00%	10/01/30	100,000	114,218
GO Refunding Bonds Series 2022A	5.00%	10/01/31	200,000	231,402
Go Refunding Bonds Series 2024A	5.00%	03/01/36 (b)	140,000	166,270
GO Refunding Bonds Series 2024A	5.00%	03/01/42 (b)	30,000	34,238
GO Refunding Bonds Series 2024B	5.00%	11/01/35 (b)	90,000	107,353
Highway Notes Series 2014A	5.00%	06/15/27 (b)	60,000	60,108
Special Obligation Refunding RB Series 2005	5.50%	01/01/25 (c)	50,000	50,278
Special Obligation Refunding RB Series 2005	5.50%	01/01/27 (c)	75,000	80,053
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2016A	4.00%	07/01/26	70,000	72,012
Assessment Bonds Series 2022A1	3.13%	07/01/41 (b)	50,000	45,419

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Assessment Bonds Series 2022A2	5.00%	07/01/52 (b)	250,000	272,030
RB Series 2016A	5.00%	07/01/27 (b)	50,000	52,256
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/25	145,000	147,500
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/31	50,000	57,817
Sr Sales Tax Bonds Series 2023A1	5.25%	07/01/53 (b)	135,000	150,696
Sr Sales Tax Bonds Series 2024A	5.00%	07/01/38 (b)	250,000	295,170
Sub Sales Tax BAN RB Series 2021	4.00%	05/01/25	15,000	15,106
Massachusetts Dept of Transportation
Highway System Sub Refunding RB Series 2018A	5.00%	01/01/29	95,000	105,380
Metropolitan Highway System Sr Refunding RB Series 2019A	5.00%	01/01/33 (b)	55,000	59,830
Sr Highway System Refunding RB Series 2019A	5.00%	01/01/26	80,000	82,446
Sr Highway System Refunding RB Series 2019A	5.00%	01/01/27	25,000	26,440
Massachusetts Development Finance Agency
RB (Boston College) Series 2021V	5.00%	07/01/55	250,000	309,187
RB (Emerson College) Series 2016A	5.00%	01/01/47 (b)	200,000	202,362
RB (Harvard Univ) Series 2016A	5.00%	07/15/26	275,000	287,770
RB (Harvard Univ) Series 2016A	5.00%	07/15/28 (b)	260,000	271,925
RB (Harvard Univ) Series 2016A	5.00%	07/15/36	85,000	105,460
RB (Harvard Univ) Series 2016A	5.00%	07/15/40	250,000	311,713
RB (Harvard Univ) Series 2024B	5.00%	02/15/34 (b)	250,000	303,552
RB (Northeastern Univ) Series 2022	5.00%	10/01/44 (b)	85,000	94,609
RB Series 2016A	5.00%	07/15/34 (b)	150,000	156,557
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2015B	4.00%	01/15/45 (b)	200,000	198,696
Sr Dedicated Sales Tax Refunding Bonds Series 2016C	5.00%	11/15/33 (b)	180,000	187,718
Sr Sales Tax Refunding Bonds Series 2015C	5.00%	08/15/37 (b)	200,000	203,218
Sr Sales Tax Refunding Bonds Series 2016C	5.00%	11/15/34 (b)	250,000	260,510
Sr Sales Tax Refunding RB Series 2016C	4.00%	11/15/35 (b)	50,000	50,581
Sub Sales Tax Bonds Series 2018A	5.25%	02/15/48 (b)	200,000	211,070
Sub Sales Tax Series 2018B	5.25%	02/15/48 (b)	350,000	369,373
Massachusetts Transportation Fund
RB (Rail Enhancement & Accelerated Bridge Programs) Series 2016B	4.00%	06/01/46 (b)	150,000	149,028
RB (Rail Enhancement Program) Series 2022A	5.00%	06/01/50 (b)	200,000	216,233
RB Series 2022B	5.00%	06/01/52 (b)	300,000	327,238
Refunding RB Series 2016A	5.00%	06/01/25	50,000	50,726
Refunding RB Series 2016A	5.00%	06/01/26	75,000	78,286
Refunding RB Series 2021A	5.00%	06/01/43 (b)	130,000	142,544
Massachusetts Turnpike Auth
Sr RB Series 1997A	0.00%	01/01/28 (c)(d)	60,000	54,910
Massachusetts Water Resources Auth
General Refunding RB Series 2007B	5.25%	08/01/26 (c)	165,000	173,617
General Refunding RB Series 2007B	5.25%	08/01/30 (c)	150,000	173,575
General Refunding RB Series 2007B	5.25%	08/01/33 (c)	250,000	302,841
General Refunding RB Series 2016C	5.00%	08/01/30 (b)	25,000	25,975
General Refunding RB Series 2016C	4.00%	08/01/36 (b)	65,000	65,435
General Refunding RB Series 2016C	5.00%	08/01/40 (a)(b)	200,000	209,811
Refunding RB Series 2016C	5.00%	08/01/33 (a)(b)	100,000	104,905
Refunding RB Series 2017C	5.00%	08/01/31 (b)	90,000	95,743
Univ of Massachusetts Building Auth
RB Sr Series 2020-1	5.00%	11/01/50 (b)	100,000	106,209
RB Sr Series 2022-1	4.00%	11/01/46 (b)	100,000	100,271

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Sr Series 2022-1	5.00%	11/01/52 (b)	65,000	69,382
Sr Refunding RB Series 2021-1	5.00%	11/01/25	50,000	51,355
Sr Refunding RB Series 2021-1	5.00%	11/01/28	25,000	27,581
				17,763,874
MICHIGAN 1.1%
Detroit SD
ULT GO Refunding Bonds Series 2005A	5.25%	05/01/30 (c)	50,000	56,918
Great Lakes Water Auth
Sewage Disposal System 2nd Lien Refunding RB Series 2016C	5.00%	07/01/30 (b)	150,000	155,216
Sewage Disposal System Sr Lien Refunding RB Series 2016B	5.00%	07/01/30 (b)	110,000	114,399
Sewage Disposal System Sr Lien Refunding RB Series 2024A	5.00%	07/01/33	40,000	46,927
Sr Lien Water Supply System Refunding RB Series 2024A	5.00%	07/01/25	100,000	101,627
Water Supply System 2nd Lien Refunding RB Series 2016B	5.00%	07/01/36 (b)	75,000	77,508
Water Supply System Sr Lien Refunding RB Series 2016C	5.00%	07/01/31 (b)	70,000	72,581
Water Supply System Sr Lien Refunding RB Series 2016C	5.25%	07/01/35 (b)	50,000	51,901
Lansing
Utility System RB Series 2019A	5.00%	07/01/48 (b)	55,000	58,164
Utility System Refunding RB Series 2024A	5.00%	07/01/49 (b)	175,000	192,871
Michigan
Grant Anticipation Refunding Bonds Series 2016	5.00%	03/15/27	75,000	79,624
RB (State Trunk Line Fund) Series 2020B	5.00%	11/15/30	105,000	119,704
RB Series 2016	5.00%	03/15/25	30,000	30,259
RB Series 2020B	4.00%	11/15/45 (b)	150,000	150,444
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/27	205,000	221,608
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/31 (b)	100,000	113,712
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/32 (b)	50,000	56,808
State Trunk Line Fund Bonds Series 2020B	4.00%	11/15/38 (b)	100,000	103,607
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/36 (b)	90,000	94,164
Michigan Building Auth
RB Series 2022I	4.00%	10/15/52 (b)	250,000	244,518
Refunding RB Series 2015I	5.00%	04/15/33 (b)	150,000	152,854
Refunding RB Series 2015I	5.00%	04/15/38 (b)	100,000	101,606
Refunding RB Series 2016I	5.00%	10/15/31 (b)	125,000	130,662
Refunding RB Series 2016I	5.00%	10/15/32 (b)	185,000	193,204
Michigan Finance Auth
Clean Water Revolving Fund Refunding RB Series 2016B	5.00%	10/01/29 (b)	100,000	105,086
RB (Detroit Water & Sewage 2nd Lien) Series 2015C	5.00%	07/01/35 (b)	85,000	86,089
RB (Public Lighting Auth) Series 2014B	5.00%	07/01/39 (b)	200,000	200,145
Sr Lien RB (Wayne County Criminal Justice Center) Series 2018	4.00%	11/01/48 (b)	100,000	96,755
Michigan State Univ
General RB Series 2019B	4.00%	02/15/44 (b)	100,000	100,268
Michigan Trunk Line
RB Series 2023	5.00%	11/15/46 (b)	150,000	167,624
State Trunk Line Fund Bonds Series 2021A	5.00%	11/15/35 (b)	95,000	108,626
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/38 (b)	50,000	51,776
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/39 (b)	200,000	206,307
State Trunk Line Fund Bonds Series 2023	5.00%	11/15/30	30,000	34,201
State Trunk Line Fund Bonds Series 2023	5.00%	11/15/37 (b)	75,000	87,571
Univ of Michigan
General RB Series 2017A	5.00%	04/01/25	75,000	75,799

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Wayne Cnty Airport Auth
Airport RB Series 2021A	5.00%	12/01/46 (b)	220,000	238,933
				4,280,066
MINNESOTA 0.6%
Minneapolis Metropolitan Council
Grant Anticipation Notes Series 2021C	5.00%	12/01/26	115,000	121,481
Minneapolis- St. Paul Metropolitan Airports Commission
Sr Airport Refunding RB Series 2016A	5.00%	01/01/28 (b)	115,000	121,154
Minnesota
COP Series 2023	5.00%	11/01/42 (b)	150,000	170,290
GO Bonds Series 2021A	4.00%	09/01/34 (b)	85,000	91,488
GO Bonds Series 2021A	4.00%	09/01/39 (b)	60,000	63,082
GO Bonds Series 2021A	4.00%	09/01/40 (b)	200,000	209,041
GO Bonds Series 2024A	5.00%	08/01/32	200,000	234,776
GO Bonds Series 2024A	5.00%	08/01/36 (b)	100,000	119,200
GO Refunding Bonds Series 2016D	5.00%	08/01/26	125,000	130,902
GO Refunding Bonds Series 2017D	5.00%	10/01/28 (b)	100,000	107,836
GO Refunding Bonds Series 2023D	5.00%	08/01/25	150,000	152,803
GO State Highway Refunding Bonds Series 2023E	5.00%	08/01/28	125,000	137,307
State General Fund Refunding Bonds Series 2022A	5.00%	03/01/30	135,000	152,396
State General Refunding RB Series 2022A	5.00%	03/01/27	100,000	106,261
Minnesota Public Facilities Authority
State Revolving Fund RB Series 2023A	5.00%	03/01/26	25,000	25,841
State Revolving Fund RB Series 2023A	5.00%	03/01/31	80,000	91,955
State Revolving Fund RB Series 2023A	5.00%	03/01/32	100,000	116,181
State Revolving Fund RB Series 2023A	5.00%	03/01/35 (b)	100,000	116,999
				2,268,993
MISSISSIPPI 0.1%
Mississippi
GO Bonds Series 2019B	4.00%	10/01/39 (b)	150,000	152,694
GO Refunding Bonds Series 2017A	5.00%	10/01/27	50,000	53,840
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (a)(b)	75,000	80,851
West Ranking Utility Auth
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	54,061
				341,446
MISSOURI 0.3%
Jackson Cnty
Special Obligation Bonds Series 2023A	4.38%	12/01/58 (b)	100,000	100,156
Metropolitan St Louis Sewer District
Water System Improvement & Refunding RB Series 2017A	5.00%	05/01/29 (b)	75,000	79,730
Missouri Health & Educational Facilities Auth
Educational Facilities RB (St Louis Univ) Series 2019A	5.00%	10/01/46 (b)	55,000	57,904
Missouri Highways & Transportation Commission
1st Lien Refunding Bonds Series 2014A	5.00%	05/01/26	150,000	155,987
3rd Lien State Road Bonds Series 2022A	5.00%	05/01/28	110,000	119,963
3rd Lien State Roads RB Series 2022A	5.00%	05/01/27	100,000	106,589
State Road Bonds Series 2023A	5.00%	05/01/26	90,000	93,592

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Missouri Jt Municipal Electric Utility Commission
Power Refunding RB (Prairie State) Series 2016A	5.00%	12/01/40 (b)	50,000	51,104
Springfield
Public Utility Refunding RB Series 2015	3.38%	08/01/30 (b)	50,000	50,053
St Louis
Airport Refunding RB Series 2005	5.50%	07/01/28 (c)	25,000	27,649
Univ of Missouri Curators
RB Series 2024	5.00%	11/01/34	250,000	300,252
System Facilities RB Series 2020B	5.00%	11/01/30	100,000	114,364
				1,257,343
NEBRASKA 0.2%
Nebraska Public Power District
General RB Series 2023A	5.00%	07/01/28 (b)	145,000	156,700
Omaha Public Power District
Electric System RB Series 2016A	5.00%	02/01/49 (b)	25,000	25,562
Electric System RB Series 2017A	4.00%	02/01/42 (b)	150,000	150,797
Electric System RB Series 2019A	5.00%	02/01/31 (b)	200,000	219,731
Electric System RB Series 2021A	5.00%	02/01/46 (b)	80,000	85,654
Electric System RB Series 2022A	5.25%	02/01/52 (b)	150,000	165,374
				803,818
NEVADA 0.6%
Clark Cnty
Airport System Sub Refunding RB Series 2019D	5.00%	07/01/25	100,000	101,567
GO Bonds Series 2018A	5.00%	06/01/43 (b)	165,000	173,616
Refunding RB Series 2019E	5.00%	07/01/33 (b)	100,000	109,306
Stadium GO Bonds Series 2018A	5.00%	05/01/48 (b)	200,000	209,109
Clark Cnty SD
GO Refunding Bonds Series 2017A	5.00%	06/15/25	200,000	202,773
Las Vegas Convention & Visitors Auth
RB Series 2018B	5.00%	07/01/43 (b)	100,000	104,766
RB Series 2023A	5.00%	07/01/49 (b)	150,000	162,822
Las Vegas Valley Water District
Water GO Refunding Bonds Series 2015	5.00%	06/01/39 (b)	270,000	270,714
Water Improvement GO Bonds Series 2022A	4.00%	06/01/51 (b)	250,000	245,718
Water Improvement GO Refunding Bonds Series 2016A	5.00%	06/01/46 (b)	200,000	204,339
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2017	5.00%	12/01/31 (b)	100,000	105,964
Highway Improvement RB Series 2017	5.00%	12/01/30 (b)	100,000	106,230
Highway Motor Vehicle Fuel Tax Refunding RB Series 2016	5.00%	12/01/24	100,000	100,268
LT GO Refunding Bonds Series 2015D	5.00%	04/01/27 (b)	160,000	161,832
				2,259,024
NEW JERSEY 4.4%
Gloucester Cnty Improvement Auth
RB (Rowan Univ) Series 2024	5.00%	07/01/49 (b)(c)	100,000	108,702
Hudson Cnty Improvement Auth
Lease RB (Hudson Cnty Courthouse) Series 2020	4.00%	10/01/51 (b)	50,000	49,511

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Middlesex Cnty Improvement Auth
GO Lease RB Series 2023A	5.00%	08/15/53 (b)	100,000	110,526
New Jersey
GO Bonds	4.00%	06/01/33 (a)(b)	150,000	151,177
GO Bonds Series 2020A	5.00%	06/01/25	190,000	192,761
GO Bonds Series 2020A	5.00%	06/01/26	125,000	130,268
GO Bonds Series 2020A	5.00%	06/01/27	150,000	160,039
GO Bonds Series 2020A	5.00%	06/01/28	300,000	327,215
GO Bonds Series 2020A	5.00%	06/01/29	305,000	339,604
GO Bonds Series 2020A	4.00%	06/01/30	60,000	64,686
GO Bonds Series 2020A	4.00%	06/01/32	225,000	244,318
New Jersey Economic Development Auth
GO Refunding Bonds Series 2016BBB	5.50%	06/15/29 (a)(b)	125,000	133,503
Lease RB Series 2017B	4.13%	06/15/39 (b)(c)	30,000	30,508
Motor Vehicle Surcharge Sub Refunding RB Series 2017A	3.13%	07/01/31 (b)(c)	75,000	74,519
RB Series 2016AAA	5.00%	06/15/41 (a)(b)	190,000	200,895
Refunding Bonds Series 2005N1	5.50%	09/01/26 (c)	140,000	147,671
Refunding Bonds Series 2023RRR	5.00%	03/01/26	200,000	206,536
Refunding RB Series 2015XX	5.00%	06/15/25	200,000	202,910
Refunding RB Series 2015XX	5.00%	06/15/26 (a)(b)	105,000	106,584
Refunding RB Series 2016 BBB	5.50%	06/15/31 (a)(b)	75,000	80,102
School Facilities Construction RB Series 2015WW	5.25%	06/15/28 (b)	100,000	101,521
School Facilities Construction Refunding Bonds Series 2023RRR	5.00%	03/01/28	250,000	270,696
State Lease RB Series 2018A	5.00%	06/15/47 (b)	250,000	257,325
Transportation Bonds Series 2022A	5.00%	11/01/52 (b)	195,000	210,068
Transportation Refunding RB Series 2017B	5.00%	11/01/24	100,000	100,124
Transportation Refunding RB Series 2017B	5.00%	11/01/25 (c)	100,000	102,430
New Jersey Educational Facilities Auth
RB (Princeton Univ) Series 2024A1	5.00%	03/01/43 (b)	200,000	229,749
RB (Princeton Univ) Series 2024B	4.00%	03/01/53 (b)	200,000	201,458
RB (Princeton Univ) Series 2024B	5.25%	03/01/54 (b)	200,000	227,634
Refunding Bonds (Princeton Univ) Series 2022A	5.00%	03/01/27	100,000	106,432
Refunding RB (Princeton Univ) Series 2017B	5.00%	07/01/28 (b)	90,000	96,541
Refunding RB (Princeton Univ) Series 2024C	5.00%	03/01/27	25,000	26,608
Refunding RB Series 2017B	5.00%	07/01/29 (b)	100,000	107,013
New Jersey Transportation Trust Fund Auth
Federal Highway Reimbursement Revenue Notes Series 2016A-1	5.00%	06/15/27 (b)	100,000	103,692
RB Series 2016A1	5.00%	06/15/28 (b)	220,000	227,892
RB Series 2016A1	4.10%	06/15/31 (b)	100,000	101,514
Refunding RB Series 2018A	5.00%	06/15/31 (b)	290,000	299,128
Transportation Bonds Series 2018A	5.00%	12/15/30 (b)	150,000	162,954
Transportation Bonds Series 2019BB	5.00%	06/15/33 (b)	200,000	215,707
Transportation Bonds Series 2019BB	4.00%	06/15/50 (b)	160,000	157,824
Transportation Bonds Series 2019BB	5.00%	06/15/50 (b)	145,000	150,635
Transportation Bonds Series 2020AA	4.00%	06/15/40 (b)	100,000	101,978
Transportation Bonds Series 2020AA	5.00%	06/15/50 (b)	200,000	212,713
Transportation Bonds Series 2022AA	5.00%	06/15/36 (b)	250,000	281,990
Transportation Bonds Series 2022CC	5.00%	06/15/44 (b)	150,000	164,511
Transportation Bonds Series 2023AA	5.00%	06/15/34 (b)	25,000	28,860
Transportation Bonds Series 2023BB	5.00%	06/15/35 (b)	85,000	98,278
Transportation Bonds Series 2023BB	5.00%	06/15/46 (b)	30,000	33,006

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation Bonds Series 2023BB	5.25%	06/15/50 (b)	100,000	112,113
Transportation Program Bonds Series 2014AA	5.00%	06/15/38 (b)	60,000	60,124
Transportation Program Bonds Series 2015AA	4.75%	06/15/38 (b)	100,000	100,795
Transportation Program Bonds Series 2020AA	4.00%	06/15/35 (b)	220,000	228,556
Transportation Program Bonds Series 2020AA	4.00%	06/15/36 (b)	140,000	144,592
Transportation Program Bonds Series 2022CC	5.00%	06/15/40 (b)	145,000	161,590
Transportation Program Bonds Series 2023AA	5.00%	06/15/33	85,000	98,307
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (b)	80,000	86,283
Transportation Program RB Series 2014AA	4.25%	06/15/44 (b)	30,000	30,036
Transportation RB Series 2010A	0.00%	12/15/31 (b)(d)	210,000	165,672
Transportation RB Series 2018A	5.00%	12/15/27	200,000	214,974
Transportation RB Series 2019BB	3.50%	06/15/46 (b)	290,000	262,994
Transportation RB Series 2020AA	5.00%	06/15/38 (b)	200,000	219,023
Transportation RB Series 2020AA	4.00%	06/15/50 (b)	160,000	159,085
Transportation RB Series 2021A	5.00%	06/15/31	100,000	113,502
Transportation RB Series 2022CC	5.25%	06/15/46 (b)	200,000	223,179
Transportation RB Series 2022CC	5.00%	06/15/48 (b)	60,000	65,101
Transportation RB Series 2023AA	5.00%	06/15/40 (b)	200,000	224,084
Transportation System Bond Series 2009A	0.00%	12/15/32 (b)(d)	250,000	189,704
Transportation System Bonds Series 2006C	0.00%	12/15/26 (c)(d)	60,000	56,265
Transportation System Bonds Series 2006C	0.00%	12/15/28 (c)(d)	50,000	44,067
Transportation System Bonds Series 2006C	0.00%	12/15/29 (c)(d)	205,000	175,363
Transportation System Bonds Series 2006C	0.00%	12/15/30 (c)(d)	50,000	41,002
Transportation System Bonds Series 2006C	0.00%	12/15/32 (c)(d)	255,000	195,066
Transportation System Bonds Series 2008A	0.00%	12/15/28 (d)	110,000	96,948
Transportation System Bonds Series 2008A	0.00%	12/15/35 (d)	215,000	145,396
Transportation System Bonds Series 2008A	0.00%	12/15/36 (b)(d)	30,000	19,439
Transportation System Bonds Series 2009A	0.00%	12/15/33 (d)	230,000	168,273
Transportation System Bonds Series 2009A	0.00%	12/15/34 (d)	170,000	119,728
Transportation System Bonds Series 2009A	0.00%	12/15/39 (d)	50,000	27,981
Transportation System Bonds Series 2009C	5.25%	06/15/32 (b)	100,000	100,663
Transportation System Bonds Series 2010A	0.00%	12/15/25 (d)	125,000	120,481
Transportation System Bonds Series 2010A	0.00%	12/15/29 (d)	75,000	63,927
Transportation System Bonds Series 2010A	0.00%	12/15/33 (d)	100,000	73,162
Transportation System Bonds Series 2018A	5.00%	12/15/34 (b)	365,000	392,026
Transportation System Bonds Series 2019A	4.00%	12/15/39 (b)	65,000	66,213
Transportation System Bonds Series 2021A	5.00%	06/15/28	50,000	54,270
Transportation System Bonds Series 2021A	5.00%	06/15/32 (b)	200,000	226,170
Transportation System Bonds Series 2021A	5.00%	06/15/33 (b)	100,000	112,532
Transportation System Bonds Series 2022A	4.00%	06/15/41 (b)	100,000	101,938
Transportation System Bonds Series 2023A	4.25%	06/15/40 (b)	400,000	414,710
Transportation System RB Series 2006C	0.00%	12/15/24 (c)(d)	75,000	74,444
Transportation System RB Series 2006C	0.00%	12/15/35 (c)(d)	35,000	23,669
Transportation System RB Series 2010A	0.00%	12/15/26 (d)	150,000	140,662
Transportation System RB Series 2010A	0.00%	12/15/28 (d)	700,000	616,941
Transportation System RB Series 2010A	0.00%	12/15/40 (d)	280,000	148,499
Transportation System RB Series 2021A	4.00%	06/15/34 (b)	15,000	15,697
Transportation System RB Series 2021A	4.00%	06/15/35 (b)	215,000	223,965
New Jersey Turnpike Auth
Turnpike RB Series 2004C2	5.50%	01/01/25 (c)	250,000	251,442
Turnpike RB Series 2015E	3.38%	01/01/31 (b)	50,000	49,979

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Turnpike RB Series 2015E	5.00%	01/01/45 (b)	255,000	255,932
Turnpike RB Series 2017A	5.00%	01/01/31 (b)	150,000	157,667
Turnpike RB Series 2017A	5.00%	01/01/33 (b)	60,000	62,792
Turnpike RB Series 2017A	5.00%	01/01/34 (b)	185,000	193,281
Turnpike RB Series 2017B	5.00%	01/01/33 (b)	55,000	58,611
Turnpike RB Series 2017B	4.00%	01/01/37 (b)	95,000	96,865
Turnpike RB Series 2017E	5.00%	01/01/29 (b)	90,000	97,148
Turnpike RB Series 2017E	5.00%	01/01/31 (b)	45,000	48,240
Turnpike RB Series 2017G	4.00%	01/01/33 (b)	80,000	82,336
Turnpike RB Series 2017G	5.00%	01/01/36 (b)	90,000	95,445
Turnpike RB Series 2017G	3.25%	01/01/38 (b)	200,000	191,595
Turnpike RB Series 2019A	4.00%	01/01/48 (b)	155,000	154,334
Turnpike RB Series 2021A	4.00%	01/01/42 (b)	105,000	107,376
Turnpike RB Series 2021A	4.00%	01/01/51 (b)	100,000	99,175
Turnpike RB Series 2022B	5.25%	01/01/52 (b)	150,000	168,057
Turnpike RB Series 2024B	5.25%	01/01/49 (b)	125,000	142,382
Turnpike RB Series D	5.00%	01/01/28	150,000	155,003
Turnpike Refunding RB Series 2005A	5.25%	01/01/27 (c)	115,000	122,304
Turnpike Refunding RB Series 2005A	5.25%	01/01/28 (c)	80,000	87,251
Turnpike Refunding RB Series 2005D3	5.25%	01/01/26 (c)(f)	300,000	306,345
South Jersey Transportation Auth
Transportation System RB Series 2022A	4.63%	11/01/47 (b)	85,000	87,631
Transportation System RB Series 2022A	5.25%	11/01/52 (b)	200,000	216,371
				17,647,089
NEW MEXICO 0.2%
New Mexico
Severance Tax Bonds Series 2021A	5.00%	07/01/29	150,000	167,366
Severance Tax Bonds Series 2021A	5.00%	07/01/30	100,000	113,358
Severance Tax Bonds Series 2021A	5.00%	07/01/31	95,000	109,152
Tax RB Series 2022B	5.00%	07/01/26	200,000	208,948
New Mexico Finance Auth
State Transportation Sub Lien Refunding RB Series 2018A	5.00%	06/15/27	100,000	106,926
Transportation Sub Lien RB Series 2021A	5.00%	06/15/29	65,000	72,492
				778,242
NEW YORK 25.1%
Battery Park City Auth
Sr RB Series 2019A	4.00%	11/01/44 (b)	100,000	100,180
Sr RB Series 2023A	5.00%	11/01/48 (b)	100,000	111,547
Sr RB Series 2023B	5.00%	11/01/25	25,000	25,683
Sr RB Series 2023B	5.00%	11/01/27	30,000	32,523
Sr RB Series 2023B	5.00%	11/01/29	115,000	130,470
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/31 (b)	115,000	121,076
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/32 (b)	60,000	63,098
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/34 (b)	60,000	62,993
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/35 (b)	50,000	52,443
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/36 (b)	290,000	296,123
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/42 (b)	120,000	124,262
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/44 (b)	100,000	99,357

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Fiscal 2017 Series A	5.00%	02/15/26	35,000	36,184
RB Fiscal 2017 Series A	5.00%	02/15/37 (b)	55,000	57,521
Long Island Power Auth
Electric System General RB Series 2000A	0.00%	06/01/28 (c)(d)	70,000	62,017
Electric System General RB Series 2016B	5.00%	09/01/30 (b)	40,000	41,590
Electric System General RB Series 2021A	4.00%	09/01/33 (b)	50,000	54,207
Electric System RB Series 2014A	5.00%	09/01/44 (b)	200,000	200,406
Electric System RB Series 2016B	5.00%	09/01/36 (b)	180,000	186,131
Electric System RB Series 2016B	5.00%	09/01/41 (b)	190,000	195,650
Electric System RB Series 2018	5.00%	09/01/35 (b)	115,000	123,957
Electric System RB Series 2018	5.00%	09/01/38 (b)	120,000	128,692
Electric System RB Series 2018	5.00%	09/01/39 (b)	200,000	213,933
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017A	5.00%	11/15/35 (b)	365,000	381,480
Dedicated Tax Fund Bonds Series 2017B1	4.00%	11/15/52 (b)	150,000	147,168
Dedicated Tax Fund Bonds Series 2024A	4.00%	11/15/51 (b)	100,000	98,691
Dedicated Tax Fund Refunding Bonds Series 2012A	0.00%	11/15/30 (d)	150,000	123,675
Dedicated Tax Fund Refunding Bonds Series 2016A	5.00%	11/15/25	100,000	102,727
Dedicated Tax Fund Refunding Bonds Series 2016A	5.25%	11/15/27 (b)	200,000	210,781
Dedicated Tax Fund Refunding Bonds Series 2016A	5.25%	11/15/31 (b)	255,000	267,385
RB Series 2020A1	4.00%	11/15/52 (b)	100,000	97,025
RB Series 2024H	3.63%	11/15/37 (b)	75,000	68,268
Refunding Bonds Series 2016A	5.00%	11/15/24	50,000	50,122
Refunding RB Series 2017B	5.00%	11/15/27	205,000	219,453
Refunding RB Series 2017C2	0.00%	11/15/40 (d)	405,000	206,822
Transportation RB Series 2013C	4.00%	11/15/43 (b)	35,000	34,565
Transportation RB Series 2014D1	5.00%	11/15/39 (b)	125,000	125,170
Transportation RB Series 2015A1	5.00%	11/15/45 (b)	175,000	176,185
Transportation RB Series 2015B	4.00%	11/15/45 (b)	120,000	117,699
Transportation RB Series 2016A1	5.25%	11/15/56 (b)	250,000	253,806
Transportation RB Series 2019C	5.00%	11/15/40 (b)	175,000	186,322
Transportation RB Series 2020A1	4.00%	11/15/54 (b)(c)	25,000	24,586
Transportation RB Series 2020C1	4.75%	11/15/45 (b)	250,000	259,252
Transportation RB Series 2020C1	5.25%	11/15/55 (b)	90,000	95,285
Transportation RB Series 2020D	5.00%	11/15/44 (b)	100,000	106,352
Transportation RB Series 2020D	4.00%	11/15/49 (b)	200,000	195,305
Transportation Refunding RB Series 2016B	5.00%	11/15/37 (b)	100,000	103,375
Transportation Refunding RB Series 2016D	5.00%	11/15/31 (b)	205,000	213,089
Transportation Refunding RB Series 2017B	5.00%	11/15/24	55,000	55,073
Transportation Refunding RB Series 2017B	5.00%	11/15/25	100,000	102,432
Transportation Refunding RB Series 2017C	5.00%	11/15/26	125,000	131,126
Transportation Refunding RB Series 2017C1	5.00%	11/15/28 (b)	145,000	156,063
Transportation Refunding RB Series 2017C1	5.00%	11/15/30 (b)	150,000	160,364
Transportation Refunding RB Series 2017C1	5.00%	11/15/34 (b)	200,000	211,155
Transportation Refunding RB Series 2017C1	3.25%	11/15/36 (b)	65,000	59,663
Transportation Refunding RB Series 2017C1	4.00%	11/15/38 (b)	250,000	252,465
Transportation Refunding RB Series 2017C2	0.00%	11/15/27 (d)	100,000	91,023
Transportation Refunding RB Series 2017C2	0.00%	11/15/29 (d)	155,000	131,914
Transportation Refunding RB Series 2017C2	0.00%	11/15/33 (d)	300,000	216,451
Transportation Refunding RB Series 2017C2	0.00%	11/15/39 (d)	45,000	24,344
Transportation Refunding RB Series 2017D	4.00%	11/15/42 (b)	355,000	352,994

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation Refunding RB Series 2017D	4.00%	11/15/46 (b)	135,000	132,399
Transportation Refunding RB Series 2020B	3.90%	11/15/46 (b)(c)(g)	370,000	370,000
Transportation Refunding RB Series 2024A	5.00%	11/15/36 (b)	100,000	114,361
Transportation Refunding RB Series 2024A	5.00%	11/15/44 (b)	100,000	109,330
Transportation Refunding RB Series 2024A	5.50%	11/15/47 (b)	250,000	282,807
Transportation Refunding RB Series 2024A	4.00%	11/15/48 (b)(c)	200,000	198,568
Monroe Cnty IDA
RB (Univ of Rochester) Series 2017C	4.00%	07/01/43 (b)	90,000	90,356
RB Series 2020A	4.00%	07/01/50 (b)	75,000	74,448
MTA Hudson Rail Yards
RB Series 2016A	5.00%	11/15/56 (b)	200,000	200,319
Nassau Cnty
GO Refunding Bonds Series 2017C	5.00%	10/01/26	95,000	100,022
GO Refunding Bonds Series 2017C	5.00%	10/01/27	50,000	53,961
Nassau Cnty Interim Finance Auth
Sales Tax RB Series 2021A	4.00%	11/15/34 (b)	130,000	141,711
Sales Tax Secured Bonds Series 2021A	5.00%	11/15/31 (b)	110,000	127,960
Sales Tax Secured Bonds Series 2021A	5.00%	11/15/35 (b)	35,000	40,204
New York City
GO Bonds Fiscal 20121Series A1	5.00%	08/01/28	75,000	82,095
GO Bonds Fiscal 2013 Series F1	5.00%	08/01/30	100,000	113,022
GO Bonds Fiscal 2015 Series F1	3.50%	06/01/33 (b)	185,000	185,229
GO Bonds Fiscal 2016 Series C	5.00%	08/01/26 (b)	45,000	46,332
GO Bonds Fiscal 2016 Series C	5.00%	08/01/31 (b)	150,000	154,112
GO Bonds Fiscal 2016 Series C	3.00%	08/01/34 (b)	210,000	204,266
GO Bonds Fiscal 2016 Series E	5.00%	08/01/28 (b)	150,000	156,188
GO Bonds Fiscal 2017 Series A1	4.00%	08/01/34 (b)	105,000	106,635
GO Bonds Fiscal 2017 Series A1	5.00%	08/01/38 (b)	25,000	25,777
GO Bonds Fiscal 2017 Series B	4.00%	12/01/43 (b)	100,000	100,158
GO Bonds Fiscal 2017 Series B1	5.00%	12/01/38 (b)	25,000	25,933
GO Bonds Fiscal 2018 Series 1	5.00%	08/01/28 (b)	105,000	111,863
GO Bonds Fiscal 2018 Series B1	5.25%	10/01/33 (b)	150,000	160,167
GO Bonds Fiscal 2018 Series B1	3.00%	10/01/34 (b)	100,000	97,430
GO Bonds Fiscal 2018 Series B1	5.00%	10/01/37 (b)	200,000	210,594
GO Bonds Fiscal 2018 Series C	5.00%	08/01/29 (b)	170,000	183,468
Go Bonds Fiscal 2018 Series E1	5.00%	03/01/40 (b)	50,000	52,720
GO Bonds Fiscal 2018 Series E1	5.25%	03/01/35 (b)	500,000	536,669
GO Bonds Fiscal 2018 Series E1	3.63%	03/01/45 (b)	70,000	66,013
GO Bonds Fiscal 2018 Series F	5.00%	04/01/40 (b)	165,000	174,189
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/34 (b)	25,000	26,748
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/35 (b)	200,000	213,264
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/36 (b)	25,000	26,613
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/37 (b)	175,000	186,023
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/39 (b)	25,000	26,450
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/43 (b)	125,000	131,332
GO Bonds Fiscal 2018 Series F1	3.50%	04/01/46 (b)	55,000	50,500
GO Bonds Fiscal 2019 Series A	5.00%	08/01/26	160,000	167,348
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/33 (b)	90,000	97,540
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/39 (b)	150,000	160,241
GO Bonds Fiscal 2019 Series E	5.00%	08/01/25	150,000	152,678
GO Bonds Fiscal 2019 Series E	5.00%	08/01/27	100,000	107,110

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2019 Series E	5.00%	08/01/31 (b)	75,000	81,794
GO Bonds Fiscal 2020 Series A1	5.00%	08/01/35 (b)	100,000	109,037
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/38 (b)	75,000	76,991
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/40 (b)	150,000	152,420
GO Bonds Fiscal 2020 Series A1	3.00%	08/01/45 (b)	50,000	41,293
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/33 (b)	45,000	49,422
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/34 (b)	225,000	246,473
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/43 (b)	100,000	106,821
GO Bonds Fiscal 2020 Series B1	3.00%	10/01/44 (b)	80,000	66,819
GO Bonds Fiscal 2020 Series C	5.00%	08/01/34 (b)	75,000	83,660
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/25	200,000	203,571
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/28	130,000	142,299
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	250,000	282,556
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/32 (b)	140,000	156,802
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/33 (b)	150,000	167,721
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/36 (b)	30,000	31,250
GO Bonds Fiscal 2020 Series D1	5.00%	03/01/37 (b)	50,000	54,874
GO Bonds Fiscal 2020 Series D1	5.00%	03/01/40 (b)	30,000	32,553
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/50 (b)	200,000	198,165
GO Bonds Fiscal 2021 Series 1	5.00%	04/01/31	75,000	85,494
GO Bonds Fiscal 2021 Series A1	5.00%	08/01/29	40,000	44,647
GO Bonds Fiscal 2021 Series A1	5.00%	08/01/30	65,000	73,464
GO Bonds Fiscal 2021 Series A1	5.00%	08/01/31 (b)	100,000	112,412
GO Bonds Fiscal 2021 Series C	5.00%	08/01/31 (b)	165,000	185,480
GO Bonds Fiscal 2021 Series C	4.00%	08/01/37 (b)	300,000	311,859
GO Bonds Fiscal 2021 Series C	4.00%	08/01/40 (b)	175,000	178,627
GO Bonds Fiscal 2021 Series F	3.00%	03/01/51 (b)	200,000	157,777
GO Bonds Fiscal 2021 Series F1	3.00%	03/01/35 (b)	100,000	95,646
GO Bonds Fiscal 2021 Series F1	5.00%	03/01/36 (b)	135,000	150,927
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (b)	100,000	99,419
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/34 (b)	30,000	31,788
GO Bonds Fiscal 2022 Series A1	5.00%	08/01/47 (b)	165,000	178,154
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/50 (b)	200,000	198,144
GO Bonds Fiscal 2022 Series B1	5.00%	08/01/31	200,000	228,975
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/25	265,000	270,442
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/42 (b)	150,000	166,349
GO Bonds Fiscal 2023 Series A1	4.00%	09/01/46 (b)	35,000	34,924
GO Bonds Fiscal 2023 Series B1	5.00%	10/01/32	50,000	58,085
GO Bonds Fiscal 2023 Series B1	5.25%	10/01/43 (b)	100,000	112,483
GO Bonds Fiscal 2023 Series C	5.00%	08/01/27	160,000	171,375
GO Bonds Fiscal 2023 Series E	5.00%	04/01/35 (b)	100,000	115,963
GO Bonds Fiscal 2023 Series E	5.25%	04/01/44 (b)	200,000	225,454
GO Bonds Fiscal 2023 Series E1	5.25%	04/01/47 (b)	100,000	111,607
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/33	75,000	88,083
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/35 (b)	120,000	139,634
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/36 (b)	50,000	57,720
GO Bonds Fiscal 2024 Series A	5.00%	08/01/48 (b)	250,000	274,004
GO Bonds Fiscal 2024 Series A	5.00%	08/01/51 (b)	100,000	109,085
GO Bonds Fiscal 2024 Series A	4.13%	08/01/53 (b)	250,000	250,029
GO Bonds Fiscal 2024 Series C	4.00%	03/01/41 (b)	25,000	25,552
GO Bonds Fiscal 2024 Series C	5.25%	03/01/49 (b)	200,000	223,951

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2024 Series D	5.00%	04/01/40 (b)	35,000	39,904
GO Bonds Fiscal 2024 Series D	4.00%	04/01/41 (b)	100,000	102,225
GO Bonds Fiscal 2025 Series A	5.00%	08/01/36 (b)	250,000	292,365
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/31	250,000	286,526
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/41 (b)	250,000	284,107
GO Bonds Series 2016A	5.00%	08/01/26 (b)	135,000	137,523
GO Bonds Series 2023B1	5.00%	10/01/35 (b)	250,000	287,311
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF	3.50%	06/15/37 (b)	75,000	75,023
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series HH	5.00%	06/15/27 (b)	45,000	45,707
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series BB1	5.00%	06/15/46 (b)	75,000	75,653
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series CC1	4.00%	06/15/33 (b)	100,000	102,018
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series CC1	4.00%	06/15/37 (b)	25,000	25,402
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series AA	3.00%	06/15/46 (b)	150,000	125,885
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series EE	5.00%	06/15/33 (b)	35,000	37,032
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series EE	5.00%	06/15/36 (b)	100,000	105,188
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD1	3.63%	06/15/48 (b)	100,000	95,405
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series FF2	4.00%	06/15/36 (b)	25,000	25,804
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series AA	5.00%	06/15/32 (b)	55,000	60,900
Water & Sewer system 2nd General Resolution RB Fiscal 2020 Series DD3	4.00%	06/15/42 (b)	290,000	293,677
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series EE	5.00%	06/15/41 (b)	35,000	38,146
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series FF	5.00%	06/15/27	100,000	107,116
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series GG2	5.00%	06/15/29 (b)	95,000	102,529
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series AA2	5.00%	06/15/32 (b)	100,000	114,397
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series DD	5.00%	06/15/29	100,000	112,094
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series DD	5.00%	06/15/33 (b)	25,000	28,762
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/35 (b)	185,000	224,494
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/35 (b)	100,000	118,532
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1	5.25%	06/15/54 (b)	250,000	279,535
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC2	5.00%	06/15/46 (b)	100,000	111,509
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1	4.00%	06/15/54 (b)(e)	250,000	247,946
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC	3.75%	06/15/47 (b)	100,000	95,147
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series AA	4.00%	06/15/44 (b)	80,000	79,827
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1	3.90%	06/15/49 (b)(c)(g)	130,000	130,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series CC	4.00%	06/15/45 (b)	35,000	34,818
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series FF	5.00%	06/15/39 (b)	95,000	96,079
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series GG	5.00%	06/15/37 (b)	100,000	101,241
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series HH	5.00%	06/15/39 (b)	50,000	50,568
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series CC1	4.00%	06/15/46 (b)	200,000	199,015
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD	5.00%	06/15/47 (b)	100,000	103,363
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series CC1	4.00%	06/15/48 (b)	150,000	148,535
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD2	5.00%	06/15/32 (b)	150,000	160,559
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series EE	5.00%	06/15/40 (b)	100,000	105,588
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series FF	5.00%	06/15/34 (b)	65,000	70,005
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2	5.00%	06/15/40 (b)	350,000	377,037
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	5.00%	06/15/34 (b)	165,000	180,383
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	4.00%	06/15/41 (b)	100,000	101,366
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	4.00%	06/15/40 (b)	500,000	509,474
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	5.00%	06/15/40 (b)	200,000	216,707
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series EE	5.00%	06/15/31	100,000	115,359
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series FF	5.00%	06/15/41 (b)	155,000	168,933

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series GG1	4.00%	06/15/50 (b)	100,000	99,587
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	5.00%	06/15/29	100,000	112,094
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	4.00%	06/15/50 (b)	210,000	209,133
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA2	3.00%	06/15/40 (b)	150,000	135,801
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA2	4.00%	06/15/42 (b)	310,000	314,903
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series BB1	4.00%	06/15/50 (b)	200,000	199,174
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC2	5.00%	06/15/28 (b)	165,000	174,369
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series DD	5.00%	06/15/26	330,000	344,678
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series DD	5.00%	06/15/31	135,000	155,734
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	3.50%	06/15/48 (b)	115,000	106,630
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	5.00%	06/15/48 (b)	150,000	161,835
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	4.00%	06/15/51 (b)	100,000	99,564
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	5.00%	06/15/44 (b)	325,000	356,232
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	4.00%	06/15/45 (b)	250,000	251,244
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1	4.00%	06/15/52 (b)	200,000	198,717
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series EE	5.00%	06/15/28	100,000	109,684
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1	5.25%	06/15/52 (b)	230,000	253,960
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD	5.00%	06/15/34 (b)	120,000	141,967
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/34	95,000	114,057
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/36	130,000	159,276
Water & Sewer System RB Fiscal 2016 Series A	4.50%	06/15/32 (b)	100,000	102,577
Water & Sewer System RB Fiscal 2016 Series A	3.00%	06/15/36 (b)	100,000	96,610
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/33 (b)	25,000	25,137
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/40 (b)	100,000	100,436
Building Aid RB Fiscal 2015 Series S2	5.00%	07/15/40 (b)	200,000	202,398
Building Aid RB Fiscal 2016 Series S1	5.00%	07/15/31 (b)	60,000	61,768
Building Aid RB Fiscal 2016 Series S1	4.00%	07/15/40 (b)	100,000	100,367
Building Aid RB Fiscal 2018 Series S1	4.00%	07/15/36 (b)	150,000	152,547
Building Aid RB Fiscal 2018 Series S4	5.00%	07/15/34 (b)(c)	75,000	80,549
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/27 (c)	225,000	241,250
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/29 (b)(c)	95,000	103,238
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/32 (b)(c)	70,000	75,414
Building Aid RB Fiscal 2019 Series S1	3.50%	07/15/47 (b)(c)	375,000	346,886
Building Aid RB Fiscal 2019 Series S2A	5.00%	07/15/32 (b)(c)	55,000	59,254
Building Aid RB Fiscal 2019 Series S2A	5.00%	07/15/35 (b)(c)	175,000	187,612
Building Aid RB Fiscal 2019 Series S-2A	5.00%	07/15/34 (b)(c)	100,000	107,399
Building Aid RB Fiscal 2019 Series S3	5.00%	07/15/37 (b)(c)	120,000	128,147
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/25 (c)	25,000	25,458
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/32 (b)(c)	100,000	107,734
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/33 (b)(c)	50,000	53,786
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/34 (b)(c)	100,000	107,399
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (b)	140,000	150,090
Building Aid RB Fiscal 2022 Series S1	4.00%	07/15/34 (b)(c)	100,000	106,289
Building Aid RB Fiscal 2022 Series S1A	5.00%	07/15/33 (b)(c)	50,000	57,097
Building Aid RB Fiscal 2022 Series S1A	4.00%	07/15/37 (b)(c)	30,000	31,371
Future Tax Secured Bonds Fiscal 2021 Series D	5.00%	11/01/36 (b)	200,000	222,061
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/32 (a)(b)	75,000	75,097
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/36 (a)(b)	10,000	10,013
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/39 (a)(b)	150,000	150,193
Future Tax Secured Sub Bonds Fiscal 2015 Series C	5.00%	11/01/25 (b)	200,000	202,595

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2015 Series C	5.00%	11/01/26 (b)	90,000	91,104
Future Tax Secured Sub Bonds Fiscal 2015 Series E1	5.00%	02/01/41 (b)	150,000	150,757
Future Tax Secured Sub Bonds Fiscal 2015 Series E3	4.05%	02/01/45 (b)(c)(g)	450,000	450,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	3.00%	02/01/33 (b)	185,000	185,150
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/38 (b)	35,000	35,722
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/39 (b)	50,000	50,999
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/40 (b)	25,000	25,483
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	4.00%	02/01/36 (b)	255,000	257,364
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.00%	02/01/39 (b)	100,000	92,110
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.25%	02/01/42 (b)	210,000	195,073
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/29 (b)	100,000	103,276
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	4.00%	05/01/30 (b)	250,000	254,266
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/34 (b)	150,000	154,372
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	4.00%	05/01/36 (b)	150,000	151,589
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/37 (b)	25,000	25,647
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/25	300,000	307,933
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/30 (b)	105,000	110,517
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/31 (b)	25,000	26,270
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/34 (b)	90,000	93,882
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	5.00%	05/01/42 (b)	175,000	182,187
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	3.25%	05/01/43 (b)	105,000	96,187
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/34 (b)	100,000	105,230
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/35 (b)	85,000	89,421
Future Tax Secured Sub Bonds Fiscal 2018 Series A3	5.00%	08/01/40 (b)	30,000	31,432
Future Tax Secured Sub Bonds Fiscal 2018 Series A3	4.00%	08/01/42 (b)	150,000	150,776
Future Tax Secured Sub Bonds Fiscal 2018 Series B1	5.00%	08/01/31 (b)	100,000	105,568
Future Tax Secured Sub Bonds Fiscal 2019 Series A1	5.00%	08/01/33 (b)	135,000	145,316
Future Tax Secured Sub Bonds Fiscal 2019 Series A1	5.00%	08/01/34 (b)	45,000	48,360
Future Tax Secured Sub Bonds Fiscal 2019 Series A1	5.00%	08/01/40 (b)	110,000	116,442
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/25	150,000	152,903
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/34 (b)	250,000	268,664
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/36 (b)	40,000	42,750
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.25%	08/01/37 (b)	200,000	215,371
Future Tax Secured Sub Bonds Fiscal 2019 Series C1	4.00%	11/01/37 (b)	70,000	71,992
Future Tax Secured Sub Bonds Fiscal 2019 Series C1	4.00%	11/01/42 (b)	60,000	60,617
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/35 (b)	25,000	27,119
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (b)	350,000	375,635
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	4.00%	05/01/43 (b)	170,000	171,198
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	4.00%	05/01/44 (b)	150,000	150,539
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	3.00%	05/01/45 (b)	250,000	210,885
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	4.00%	11/01/45 (b)	200,000	200,166
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	3.00%	11/01/47 (b)	150,000	123,785
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	5.00%	05/01/35 (b)	200,000	223,447
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	4.00%	05/01/45 (b)	285,000	285,858
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/25 (a)	10,000	10,246
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/25	85,000	87,248
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/27	100,000	107,696
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/33 (b)	150,000	168,347
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/40 (b)	35,000	35,890
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/42 (b)	100,000	101,801
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/43 (b)	200,000	202,934

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/40 (b)	10,000	10,266
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/41 (b)	25,000	25,554
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/49 (b)	255,000	254,089
Future Tax Secured Sub Bonds Fiscal 2021 Series F	5.00%	11/01/26	200,000	210,548
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/27	100,000	107,696
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/29	150,000	167,954
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/32 (b)	180,000	204,106
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/33 (b)	190,000	214,971
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	4.00%	11/01/37 (b)	200,000	209,133
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	5.00%	11/01/28	100,000	109,874
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	4.00%	11/01/38 (b)	140,000	145,969
Future Tax Secured Sub Bonds Fiscal 2022 Series B	4.00%	08/01/48 (b)	150,000	149,834
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/26 (a)	85,000	88,795
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/26	10,000	10,478
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/35 (b)	430,000	485,707
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/40 (b)	80,000	72,449
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	4.00%	08/01/45 (b)	85,000	85,281
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/48 (b)	200,000	163,459
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/37 (b)	250,000	282,485
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/44 (b)	150,000	163,665
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/47 (b)	150,000	162,052
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/40 (b)	50,000	55,458
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/42 (b)	165,000	181,339
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/43 (b)	125,000	137,157
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/47 (b)	150,000	162,052
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/51 (b)	200,000	214,889
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.00%	08/01/32	25,000	29,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.00%	08/01/35 (b)	250,000	286,617
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.25%	08/01/40 (b)	130,000	147,469
Future Tax Secured Sub Bonds Fiscal 2023 Series A3	3.93%	08/01/52 (b)(c)(g)	965,000	965,000
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/25	250,000	256,611
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/26	150,000	157,911
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.25%	11/01/37 (b)	200,000	231,734
Future Tax Secured Sub Bonds Fiscal 2023 Series D1	5.00%	11/01/36 (b)	300,000	342,728
Future Tax Secured Sub Bonds Fiscal 2023 Series D1	5.25%	11/01/48 (b)	60,000	66,249
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/28	100,000	109,874
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/30	90,000	102,057
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/32	150,000	174,566
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/40 (b)	200,000	225,037
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/44 (b)	200,000	220,364
Future Tax Secured Sub Bonds Fiscal 2023D1	5.25%	11/01/42 (b)	150,000	169,052
Future Tax Secured Sub Bonds Fiscal 2023E1	5.00%	11/01/29	75,000	83,977
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/36 (b)	200,000	230,576
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/37 (b)	200,000	229,730
Future Tax Secured Sub Bonds Fiscal 2024 Series B	5.00%	05/01/35 (b)	95,000	110,956
Future Tax Secured Sub Bonds Fiscal 2024 Series B	4.38%	05/01/53 (b)	150,000	152,889
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.50%	05/01/44 (b)	200,000	232,314
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.25%	05/01/48 (b)	150,000	167,250
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.50%	05/01/53 (b)	100,000	114,001
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/27	150,000	161,544
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/35 (b)	185,000	217,085

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/38 (b)	35,000	40,453
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/40 (b)	100,000	113,761
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/41 (b)	100,000	113,079
Future Tax Secured Sub Bonds Fiscal 2024 Series F1	5.00%	02/01/36 (b)	200,000	233,217
Future Tax Secured Sub Bonds Fiscal 2024 Series F1	5.00%	02/01/42 (b)	190,000	213,215
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.00%	05/01/40 (b)	25,000	28,440
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.25%	05/01/49 (b)	100,000	111,810
Future Tax Secured Sub Bonds Fiscal 2025 Series A1	5.00%	11/01/33 (b)	200,000	235,440
Future Tax Secured Sub Bonds Fiscal 2025 Series A1	5.00%	11/01/34 (b)	250,000	297,336
Future Tax Water & Sewer System 2nd Resolution RB Fiscal 2019 Series C1	5.00%	11/01/34 (b)	150,000	162,887
New York Convention Center Development
Refunding RB Series 2015	5.00%	11/15/40 (b)	125,000	126,431
Sr Lien RB Series 2016A	0.00%	11/15/47 (d)	300,000	106,020
New York Liberty Development Corp
Liberty Refunding RB Series 1WTC-2021	3.00%	02/15/42 (b)	150,000	130,728
New York Power Auth
RB Series 2020A	4.00%	11/15/45 (b)	140,000	140,043
RB Series 2020A	4.00%	11/15/50 (b)	250,000	249,555
RB Series 2020A	4.00%	11/15/55 (b)	100,000	99,055
RB Series 2022A	4.00%	11/15/52 (b)(c)	100,000	99,753
New York State
GO Bonds Series 2013A	3.50%	03/01/43 (b)	70,000	66,159
New York State Dormitory Auth
Dormitory Facilities RB Series 2017A	5.00%	07/01/26	50,000	52,053
Financing RB Series 2019A	5.00%	10/01/25 (c)	120,000	122,802
RB (Columbia Univ) Series 2016A2	5.00%	10/01/46 (b)	30,000	30,752
RB (Columbia Univ) Series 2017A	5.00%	10/01/47	150,000	182,406
RB (Columbia Univ) Series 2018B	5.00%	10/01/38 (b)	75,000	80,177
RB (Columbia Univ) Series 2020A	5.00%	10/01/50	300,000	366,026
RB (Cornell Univ) Series 2024A	5.50%	07/01/54 (b)	90,000	104,163
RB (Fordham Univ) Series 2020	4.00%	07/01/46 (b)	185,000	184,646
RB (Icahn School of Medicine) Series 2015A	4.00%	07/01/36 (b)	100,000	98,877
RB (New School Univ) Series 2016A	4.00%	07/01/43 (b)	160,000	160,274
RB (New York Univ) Series 2016A	5.00%	07/01/33 (b)	100,000	103,997
RB (New York Univ) Series 2016A	4.00%	07/01/39 (b)	95,000	95,508
RB (New York Univ) Series 2017A	4.00%	07/01/36 (b)	50,000	50,516
RB (New York Univ) Series 2019A	4.00%	07/01/45 (b)	245,000	245,600
RB (New York Univ) Series 2021	4.00%	07/01/46 (b)	20,000	19,997
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (b)	150,000	148,458
RB Series 2015A	5.00%	07/01/35 (b)	200,000	203,265
RB Series 2015A	5.00%	07/01/45 (b)	150,000	151,554
RB Series 2018A	5.00%	10/01/31 (b)	100,000	104,308
RB Series 2019A	5.00%	10/01/30 (b)(c)	35,000	37,068
RB Series 2019A	4.00%	07/01/44 (b)	200,000	200,252
RB Series 2019A	5.00%	07/01/49 (b)	200,000	212,712
RB Series 2020A	5.00%	10/01/34 (b)(c)	65,000	69,830
RB Series 2022A	5.00%	10/01/26 (c)	120,000	126,151
RB Series 2022A	5.00%	10/01/32 (b)(c)	125,000	141,080
RB Series 2022A	5.00%	10/01/35 (b)(c)	75,000	83,807
RB Series 2022A	4.00%	07/01/47 (b)	75,000	74,240
RB Series 2023A	5.00%	10/01/34 (b)	145,000	173,229

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024	5.25%	07/01/54 (b)	100,000	108,377
RB Series 2024A	5.00%	10/01/28 (c)	50,000	55,005
Refunding RB (Cornell Univ) Series 2020A	5.00%	07/01/26	50,000	52,307
Refunding RB (Cornell Univ) Series 2020A	4.00%	07/01/50 (b)	275,000	277,861
Sales Tax RB Series 2018EG	5.00%	03/15/31 (b)	25,000	27,163
SD RB Series 2023A	5.00%	10/01/30 (c)	250,000	283,901
SD RB Series 2023A	5.00%	10/01/34 (b)(c)	170,000	193,811
State Personal Income Tax RB Series 2014E	5.00%	02/15/33 (b)	100,000	100,692
State Personal Income Tax RB Series 2015A	5.00%	03/15/29 (a)(b)	150,000	151,402
State Personal Income Tax RB Series 2015A	5.00%	03/15/31 (b)	125,000	126,103
State Personal Income Tax RB Series 2015A	4.00%	03/15/32 (b)	175,000	176,058
State Personal Income Tax RB Series 2015B	5.00%	02/15/27 (a)(b)	60,000	60,436
State Personal Income Tax RB Series 2015B	5.00%	02/15/32 (b)	200,000	201,399
State Personal Income Tax RB Series 2015B	5.00%	02/15/39 (b)	100,000	100,591
State Personal Income Tax RB Series 2015B	5.00%	02/15/42 (b)	250,000	251,311
State Personal Income Tax RB Series 2015E	5.00%	03/15/32 (b)	80,000	81,435
State Personal Income Tax RB Series 2015E	3.25%	03/15/36 (b)	55,000	54,018
State Personal Income Tax RB Series 2016A	5.00%	02/15/33 (b)	200,000	207,749
State Personal Income Tax RB Series 2016A	5.00%	02/15/34 (b)	45,000	46,710
State Personal Income Tax RB Series 2016A	5.00%	02/15/36 (b)	100,000	103,615
State Personal Income Tax RB Series 2016D	5.00%	02/15/27 (a)(b)	75,000	78,699
State Personal Income Tax RB Series 2017A	5.00%	02/15/27 (a)	75,000	79,751
State Personal Income Tax RB Series 2017A	4.00%	02/15/35 (b)	125,000	127,338
State Personal Income Tax RB Series 2017A	5.00%	02/15/38 (b)	100,000	103,834
State Personal Income Tax RB Series 2017B	5.00%	02/15/28 (a)(b)	310,000	333,766
State Personal Income Tax RB Series 2017B	5.00%	02/15/37 (b)	55,000	57,612
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (b)	125,000	130,792
State Personal Income Tax RB Series 2017B	5.00%	02/15/42 (b)	25,000	26,018
State Personal Income Tax RB Series 2017B3	5.00%	02/15/41 (b)	25,000	26,275
State Personal Income Tax RB Series 2018A	5.00%	03/15/32 (b)	100,000	108,577
State Personal Income Tax RB Series 2018A	4.00%	03/15/48 (b)	100,000	98,716
State Personal Income Tax RB Series 2019A	5.00%	03/15/33 (b)	45,000	49,043
State Personal Income Tax RB Series 2019A	5.00%	03/15/34 (b)	155,000	168,631
State Personal Income Tax RB Series 2019A	5.00%	03/15/35 (b)	65,000	70,546
State Personal Income Tax RB Series 2019A	5.00%	03/15/39 (b)	140,000	150,116
State Personal Income Tax RB Series 2019A	5.00%	03/15/41 (b)	100,000	106,506
State Personal Income Tax RB Series 2019A	5.00%	03/15/42 (b)	200,000	212,355
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (b)	250,000	263,769
State Personal Income Tax RB Series 2019D	5.00%	02/15/30	100,000	112,648
State Personal Income Tax RB Series 2019D	5.00%	02/15/33 (b)	200,000	222,885
State Personal Income Tax RB Series 2019D	4.00%	02/15/36 (b)	40,000	41,549
State Personal Income Tax RB Series 2019D	5.00%	02/15/41 (b)	100,000	108,201
State Personal Income Tax RB Series 2019D	4.00%	02/15/47 (b)	300,000	297,881
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (b)	215,000	228,556
State Personal Income Tax RB Series 2019D	4.00%	02/15/49 (b)	250,000	245,413
State Personal Income Tax RB Series 2020A	5.00%	03/15/26 (a)	40,000	41,394
State Personal Income Tax RB Series 2020A	5.00%	03/15/26	65,000	67,445
State Personal Income Tax RB Series 2020A	5.00%	03/15/30	50,000	56,393
State Personal Income Tax RB Series 2020A	5.00%	03/15/32 (b)	125,000	141,086
State Personal Income Tax RB Series 2020A	4.00%	03/15/35 (b)	150,000	156,865
State Personal Income Tax RB Series 2020A	4.00%	03/15/36 (b)	160,000	166,729

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2020A	3.00%	03/15/41 (b)	295,000	262,998
State Personal Income Tax RB Series 2020A	4.00%	03/15/44 (b)	50,000	50,167
State Personal Income Tax RB Series 2020A	3.00%	03/15/49 (b)	150,000	122,943
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	200,000	163,025
State Personal Income Tax RB Series 2021A	5.00%	02/15/25 (a)	460,000	463,344
State Personal Income Tax RB Series 2021A	5.00%	03/15/34 (b)	60,000	67,943
State Personal Income Tax RB Series 2021A	5.00%	03/15/35 (b)	150,000	169,340
State Personal Income Tax RB Series 2021A	5.00%	03/15/36 (b)	250,000	281,105
State Personal Income Tax RB Series 2021A	4.00%	03/15/37 (b)	200,000	208,608
State Personal Income Tax RB Series 2021A	4.00%	03/15/47 (b)	150,000	148,227
State Personal Income Tax RB Series 2021A	3.00%	03/15/51 (b)	150,000	120,985
State Personal Income Tax RB Series 2021E	5.00%	03/15/29	375,000	416,125
State Personal Income Tax RB Series 2021E	5.00%	03/15/31	100,000	114,304
State Personal Income Tax RB Series 2021E	5.00%	03/15/32	45,000	52,112
State Personal Income Tax RB Series 2021E	5.00%	03/15/33 (b)	125,000	144,301
State Personal Income Tax RB Series 2021E	5.00%	03/15/34 (b)	150,000	172,684
State Personal Income Tax RB Series 2021E	4.00%	03/15/44 (b)	105,000	105,434
State Personal Income Tax RB Series 2022A	5.00%	03/15/25 (a)	75,000	75,718
State Personal Income Tax RB Series 2022A	5.00%	03/15/28 (a)	200,000	218,341
State Personal Income Tax RB Series 2022A	5.00%	03/15/33 (b)	40,000	46,163
State Personal Income Tax RB Series 2022A	4.00%	03/15/34 (b)	25,000	26,510
State Personal Income Tax RB Series 2022A	4.00%	03/15/38 (b)	50,000	52,245
State Personal Income Tax RB Series 2022A	4.00%	03/15/39 (b)	230,000	237,731
State Personal Income Tax RB Series 2022A	5.00%	03/15/41 (b)	305,000	338,596
State Personal Income Tax RB Series 2022A	4.00%	03/15/42 (b)	520,000	526,700
State Personal Income Tax RB Series 2022A	5.00%	03/15/46 (b)	200,000	217,960
State Personal Income Tax RB Series 2022A	3.50%	03/15/52 (b)	185,000	167,790
State Personal Income Tax RB Series 2023A	5.00%	03/15/30	25,000	28,197
State Personal Income Tax RB Series 2024A	5.00%	03/15/34	75,000	88,944
State Personal Income Tax RB Series 2024A	5.00%	03/15/40 (b)	90,000	102,794
State Personal Income Tax RB Series 2024A	5.00%	03/15/41 (b)	250,000	283,846
State Personal Income Tax RB Series 2024A	5.00%	03/15/42 (b)	30,000	33,888
State Personal Income Tax RB Series 2024A	5.00%	03/15/43 (b)	50,000	56,203
State Personal Income Tax RB Series 2024A	5.25%	03/15/48 (b)	150,000	168,988
State Personal Income Tax RB Series 2024A	5.25%	03/15/52 (b)	400,000	448,342
State Personal Income Tax RB Series 2024B	5.00%	02/15/43 (b)	25,000	26,198
State Personal Income Tax Refunding RB Series 2016D	5.00%	02/15/28 (a)(b)	330,000	346,278
State Sales Tax RB Series 2015B	5.00%	03/15/29 (a)(b)	30,000	30,702
State Sales Tax RB Series 2015B	5.00%	03/15/30 (b)	190,000	193,623
State Sales Tax RB Series 2015B	5.00%	03/15/34 (b)	125,000	127,147
State Sales Tax RB Series 2015B	5.00%	03/15/45 (b)	100,000	101,161
State Sales Tax RB Series 2016A	5.00%	03/15/26 (a)	185,000	191,985
State Sales Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	150,000	157,932
State Sales Tax RB Series 2016A	5.00%	03/15/29 (a)(b)	30,000	31,586
State Sales Tax RB Series 2016A	5.00%	03/15/31 (b)	200,000	208,353
State Sales Tax RB Series 2016A	5.00%	03/15/32 (b)	180,000	187,343
State Sales Tax RB Series 2016A	5.00%	03/15/35 (b)	100,000	103,886
State Sales Tax RB Series 2017A	5.00%	03/15/31 (b)	150,000	157,412
State Sales Tax RB Series 2017A	5.00%	03/15/33 (b)	25,000	26,127
State Sales Tax RB Series 2018A	5.00%	03/15/36 (b)	140,000	149,129
State Sales Tax RB Series 2018A	5.00%	03/15/40 (b)	50,000	52,746

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Sales Tax RB Series 2018A	5.00%	03/15/45 (b)	105,000	109,884
State Sales Tax RB Series 2018A	4.00%	03/15/47 (b)	75,000	74,550
State Sales Tax RB Series 2018A	4.00%	03/15/48 (b)	210,000	208,243
State Sales Tax RB Series 2018C	5.00%	03/15/30 (b)	155,000	167,379
State Sales Tax RB Series 2018C	5.00%	03/15/35 (b)	30,000	32,028
State Sales Tax RB Series 2018C	5.00%	03/15/42 (b)	100,000	105,105
State Sales Tax RB Series 2018E	5.00%	03/15/27 (a)	160,000	170,690
State Sales Tax RB Series 2018E	5.00%	03/15/41 (b)	400,000	424,106
State Sales Tax RB Series 2018E	5.00%	03/15/43 (b)	30,000	31,681
State Sales Tax RB Series 2018E	5.00%	03/15/48 (b)	250,000	262,188
State Sales Tax RB Series 2023A1	5.00%	03/15/35 (b)	90,000	105,165
State Sales Tax RB Series 2023A1	5.00%	03/15/37 (b)	75,000	86,731
State Sales Tax RB Series 2023A1	5.00%	03/15/45 (b)	200,000	220,912
State Sales Tax RB Series 2023A1	5.00%	03/15/53 (b)	185,000	200,763
State Sales Tax RB Series 2024A	5.00%	03/15/42 (b)	100,000	113,809
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Fund RB Series 2017E	5.00%	06/15/47 (b)	200,000	207,411
State Clean Water & Drinking Water Revolving Funds RB Series 2020A	4.00%	06/15/45 (b)	100,000	100,369
State Clean Water & Drinking Water Revolving Funds RB Series 2022A	5.00%	06/15/51 (b)	250,000	273,117
New York State Power Auth
RB Series 2024A	4.00%	11/15/54 (b)(e)	250,000	248,108
New York State Thruway Auth
General RB Series 2019A	4.00%	01/01/45 (b)(c)	100,000	100,366
General RB Series L	5.00%	01/01/35 (b)	130,000	139,209
General RB Series N	4.00%	01/01/42 (b)	90,000	90,572
General RB Series N	3.00%	01/01/50 (b)	70,000	54,252
General RB Series O	4.00%	01/01/42 (b)	150,000	151,082
General RB Series P	5.00%	01/01/34	155,000	184,768
General RB Series P	5.00%	01/01/49 (b)	100,000	110,609
General RB Series P	5.25%	01/01/54 (b)	125,000	140,074
General Refunding RB Series K	5.00%	01/01/28 (b)	35,000	35,178
General Refunding RB Series K	5.00%	01/01/30 (b)	60,000	60,297
General Refunding RB Series L	5.00%	01/01/30 (b)	100,000	107,901
General Refunding RB Series L	5.00%	01/01/33 (b)	135,000	144,928
General Refunding RB Series L	5.00%	01/01/34 (b)	115,000	123,218
General Refunding RB Series L	3.50%	01/01/37 (b)	50,000	50,176
General Revenue Jr Obligations Series 2019B	4.00%	01/01/41 (b)	125,000	125,927
General Revenue Jr Obligations Series 2019B	3.00%	01/01/53 (b)(c)	100,000	78,551
Jr General RB Series 2019B	4.00%	01/01/38 (b)	100,000	102,749
Jr GO RB Series 2019B	5.00%	01/01/30	135,000	152,518
Jr GO RB Series 2019B	4.00%	01/01/39 (b)	175,000	178,337
Jr RB Series 2016A	4.00%	01/01/51 (b)	85,000	82,656
Jr RB Series 2016A	5.00%	01/01/51 (b)	75,000	76,009
Jr RB Series 2019B	4.00%	01/01/40 (b)(c)	50,000	50,597
Jr RB Series 2019B	4.00%	01/01/53 (b)(c)	30,000	29,875
RB Series P	5.00%	01/01/44 (b)	100,000	112,605
State Personal Income Tax RB Series 2021A1	5.00%	03/15/35 (b)	250,000	283,021
State Personal Income Tax RB Series 2021A1	4.00%	03/15/41 (b)	250,000	254,168
State Personal Income Tax RB Series 2021A1	4.00%	03/15/45 (b)	220,000	220,819
State Personal Income Tax RB Series 2021A1	4.00%	03/15/56 (b)	335,000	330,649
State Personal Income Tax RB Series 2022A	5.00%	03/15/30	200,000	225,572

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2022A	5.00%	03/15/33 (b)	125,000	145,852
State Personal Income Tax RB Series 2022A	5.00%	03/15/39 (b)	190,000	215,073
State Personal Income Tax RB Series 2022A	4.00%	03/15/43 (b)	230,000	233,044
State Personal Income Tax RB Series 2022A	5.00%	03/15/48 (b)	45,000	48,953
New York State Urban Development Corp
State Personal Income Tax RB Series 2016A	5.00%	03/15/26 (a)	55,000	57,077
State Personal Income Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	55,000	56,956
State Personal Income Tax RB Series 2017A	5.00%	03/15/26 (a)(c)	110,000	114,153
State Personal Income Tax RB Series 2017A	5.00%	03/15/27 (a)	155,000	164,782
State Personal Income Tax RB Series 2017A	5.00%	03/15/34 (b)	200,000	209,819
State Personal Income Tax RB Series 2017C	5.00%	03/15/32 (b)	350,000	371,490
State Personal Income Tax RB Series 2017C	5.00%	03/15/39 (b)	200,000	210,336
State Personal Income Tax RB Series 2019A	5.00%	03/15/35 (b)	100,000	109,880
State Personal Income Tax RB Series 2019A	5.00%	03/15/40 (b)	60,000	63,605
State Personal Income Tax RB Series 2019A	4.00%	03/15/46 (b)	250,000	246,485
State Personal Income Tax RB Series 2020A	4.00%	03/15/45 (b)	100,000	99,945
State Personal Income Tax RB Series 2020A	4.00%	03/15/49 (b)	170,000	168,649
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	105,000	87,242
State Personal Income Tax RB Series 2020C	5.00%	03/15/26	110,000	114,137
State Personal Income Tax RB Series 2020C	5.00%	03/15/32 (b)	175,000	197,520
State Personal Income Tax RB Series 2020C	5.00%	03/15/33 (b)	90,000	101,319
State Personal Income Tax RB Series 2020C	5.00%	03/15/43 (b)	215,000	232,787
State Personal Income Tax RB Series 2020C	5.00%	03/15/44 (b)	95,000	102,570
State Personal Income Tax RB Series 2020C	4.00%	03/15/45 (b)	100,000	99,945
State Personal Income Tax RB Series 2020C	3.00%	03/15/48 (b)	150,000	126,313
State Personal Income Tax RB Series 2020C	4.00%	03/15/49 (b)	150,000	148,808
State Personal Income Tax RB Series 2020E	4.00%	03/15/35 (b)	245,000	254,975
State Personal Income Tax RB Series 2020E	4.00%	03/15/36 (b)	400,000	414,111
State Personal Income Tax RB Series 2020E	4.00%	03/15/46 (b)	150,000	149,590
State Personal Income Tax RB Series 2023A	5.00%	03/15/63 (b)	100,000	108,533
State Sales Tax RB Series 2019A	4.00%	03/15/42 (b)	200,000	201,555
State Sales Tax RB Series 2019A	4.00%	03/15/43 (b)	100,000	100,552
State Sales Tax RB Series 2021A	5.00%	03/15/36 (b)	50,000	56,826
State Sales Tax RB Series 2021A	4.00%	03/15/39 (b)	25,000	25,790
State Sales Tax RB Series 2021A	4.00%	03/15/43 (b)	375,000	378,732
State Sales Tax RB Series 2021A	4.00%	03/15/44 (b)	60,000	60,306
State Sales Tax RB Series 2021A	4.00%	03/15/47 (b)	150,000	149,100
State Sales Tax RB Series 2021A	3.00%	03/15/50 (b)	120,000	97,901
Onondaga Cnty
RB (Syracuse Univ) Series 2019	4.00%	12/01/49 (b)	155,000	155,128
Port Auth of New York & New Jersey
2nd Installment Consolidated Bonds 194th Series	5.00%	10/15/34 (b)	105,000	107,152
Consolidated Bonds 175th Series	3.25%	12/01/42 (b)	75,000	65,285
Consolidated Bonds 184th Series	5.00%	09/01/35 (b)	10,000	10,017
Consolidated Bonds 189th Series	5.00%	05/01/27 (b)	25,000	25,313
Consolidated Bonds 194th Series	5.00%	10/15/28 (b)	100,000	102,235
Consolidated Bonds 194th Series	5.00%	10/15/41 (b)	230,000	233,815
Consolidated Bonds 200th Series	5.25%	10/15/57 (b)	200,000	207,869
Consolidated Bonds 205th Series	5.00%	11/15/34 (b)	125,000	132,699
Consolidated Bonds 209th Series	5.00%	07/15/32 (b)	150,000	161,210
Consolidated Bonds 211th Series	4.00%	09/01/43 (b)	150,000	150,992

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 212th Series	5.00%	09/01/34 (b)	135,000	148,807
Consolidated Bonds 212th Series	4.00%	09/01/37 (b)	50,000	51,574
Consolidated Bonds 213th Series	5.00%	09/01/34 (b)	200,000	220,454
Consolidated Bonds 217th Series	4.00%	11/01/41 (b)	200,000	202,894
Consolidated Bonds 217th Series	5.00%	11/01/44 (b)	120,000	128,280
Consolidated Bonds 222nd Series	5.00%	07/15/33 (b)	125,000	140,525
Consolidated Bonds 222nd Series	4.00%	07/15/39 (b)	100,000	102,653
Consolidated Bonds 222nd Series	4.00%	07/15/40 (b)	35,000	35,735
Consolidated Bonds 224th Series	4.00%	07/15/41 (b)	150,000	153,947
Consolidated Bonds 224th Series	4.00%	07/15/61 (b)	300,000	296,930
Consolidated Bonds 230th Series	4.00%	12/01/26	25,000	25,884
Consolidated Bonds 240th Series	5.00%	07/15/53 (b)	200,000	218,674
Consolidated Bonds 244th Series	5.00%	07/15/35 (b)	250,000	297,611
Consolidated Bonds S205th Series	5.00%	11/15/32 (b)	100,000	106,408
Sales Tax Asset Receivable Corp
Sales Tax RB Fiscal 2015 Series A	5.00%	10/15/27 (a)(b)	175,000	175,106
Sales Tax RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(b)	265,000	265,161
Suffolk Cnty Water Auth
Water System Refunding RB Series 2015	4.00%	06/01/31 (b)	100,000	100,812
Water System Refunding RB Series 2015	3.00%	06/01/32 (b)	100,000	100,118
Triborough Bridge & Tunnel Auth
2nd Sub Revenue BAN Series 2021A	5.00%	11/01/25	165,000	169,309
General RB Series 2015A	5.00%	11/15/50 (b)	150,000	151,099
General RB Series 2018A	5.00%	11/15/45 (b)	200,000	209,399
General RB Series 2018A	4.00%	11/15/47 (b)	200,000	198,681
General RB Series 2021A	5.00%	11/15/51 (b)	140,000	149,580
General RB Series 2022A	5.00%	11/15/47 (b)	290,000	316,239
General Refunding RB Series 2017B	5.00%	11/15/34 (b)	175,000	183,845
General Refunding RB Series 2017C1	5.00%	11/15/25	200,000	205,430
General Refunding RB Series 2018B	5.00%	11/15/30	50,000	57,032
General Refunding RB Series 2018C	5.00%	11/15/37 (b)	185,000	197,422
General Refunding RB Series 2023A	5.00%	11/15/24	180,000	180,340
General Refunding RB Series 2023A	5.00%	11/15/31	120,000	138,159
Payroll Mobility Tax Sr Lien Bonds Series 2021C1A	5.00%	05/15/51 (b)	100,000	107,799
Payroll Mobility Tax Sr Lien Bonds Series 2021-C1A	4.00%	05/15/46 (b)	100,000	100,346
Payroll Mobility Tax Sr Lien Bonds Series 2021C3	2.50%	05/15/51 (b)	100,000	72,134
Payroll Mobility Tax Sr Lien Bonds Series 2022A	5.00%	05/15/47 (b)	50,000	54,456
Payroll Mobility Tax Sr Lien Bonds Series 2022A	5.00%	05/15/57 (b)	200,000	215,422
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.00%	05/15/47 (b)	145,000	158,191
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.25%	05/15/52 (b)	250,000	275,393
Payroll Mobility Tax Sr Lien Bonds Series 2022D2	5.50%	05/15/52 (b)	100,000	112,660
Payroll Mobility Tax Sr Lien Bonds Series 2022E1	5.00%	11/15/27 (b)	150,000	161,254
Payroll Mobility Tax Sr Lien Bonds Series 2024A	5.00%	05/15/49 (b)	100,000	110,272
Payroll Mobility Tax Sr Lien RB Series 2022A	5.00%	05/15/52	250,000	305,831
Payroll Mobility Tax Sr Lien RB Series 2024C	5.00%	11/15/38 (b)	275,000	321,116
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	4.00%	05/15/26	100,000	102,442
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/26	200,000	208,044
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/32	155,000	180,943
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2B	5.00%	11/15/27 (b)	200,000	215,005
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/24	165,000	165,333
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/25	165,000	169,388

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/34 (b)	65,000	76,481
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023C	5.00%	11/15/34 (b)	30,000	35,571
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2024C	5.00%	11/15/37 (b)	300,000	353,309
Payroll Mobility Tax Sr Lien Series 2024B1	5.25%	05/15/54 (b)	200,000	224,148
RB Series 2020A	4.00%	11/15/54 (b)	300,000	294,647
RB Series 2022A	5.00%	11/15/42 (b)	30,000	33,479
Sales Tax RB Series 2022A	4.00%	05/15/52 (b)	200,000	199,085
Sales Tax RB Series 2022A	5.25%	05/15/52 (b)	260,000	287,619
Sales Tax RB Series 2022A	4.00%	05/15/57 (b)	150,000	146,952
Sales Tax RB Series 2023A	4.13%	05/15/53 (b)	100,000	100,357
Sales Tax RB Series 2023A	4.25%	05/15/58 (b)	100,000	100,761
Sales Tax RB Series 2024A1	4.00%	05/15/54 (b)	150,000	148,050
Sales Tax RB Series 2024A1	5.25%	05/15/59 (b)	315,000	350,609
Sales Tax RB Series 2024A1	4.13%	05/15/64 (b)	210,000	206,028
Sr Lien RB Series 2021A1	5.00%	05/15/51 (b)	75,000	80,487
Sr Lien RB Series 2021C3	4.00%	05/15/51 (b)	125,000	124,884
Sr Lien RB Series 2022A	4.00%	05/15/51 (b)	175,000	174,837
Sr Lien RB Series 2022D2	4.50%	05/15/47 (b)	20,000	20,669
Sub Refunding RB Series 2013A	0.00%	11/15/31 (d)	305,000	241,177
Utility Debt Securitization Auth
RB Series 2015	5.00%	12/15/35 (b)	150,000	153,562
RB Series 2016A	5.00%	12/15/34 (b)	285,000	294,967
RB Series 2017	5.00%	12/15/41 (b)	125,000	131,214
Restructuring Bonds Series 2015	5.00%	12/15/33 (b)	250,000	256,207
Restructuring Bonds Series 2015	5.00%	12/15/36 (b)	250,000	255,788
Restructuring Bonds Series 2016A	5.00%	12/15/33 (b)	200,000	207,096
Restructuring Bonds Series 2016B	5.00%	12/15/30 (b)	25,000	25,951
Restructuring Bonds Series 2017	5.00%	12/15/39 (b)	30,000	31,590
Restructuring RB Series 2022TE1	5.00%	06/15/31 (b)	85,000	94,877
Restructuring RB Series 2022TE1	5.00%	12/15/31 (b)	195,000	219,180
				99,994,169
NORTH CAROLINA 0.9%
Charlotte
Airport RB Series 2022A	4.00%	07/01/52 (b)	200,000	197,944
Water & Sewer System RB Series 2024	5.00%	07/01/54 (b)	250,000	278,693
North Carolina
GO Bonds Series 2019B	5.00%	06/01/29	85,000	95,122
GO Refunding Bonds Series 2016A	5.00%	06/01/25	175,000	177,624
GO Refunding Bonds Series 2016A	5.00%	06/01/28 (b)	60,000	62,562
Limited Obligation Bonds Series 2020B	5.00%	05/01/31 (b)	175,000	197,480
Limited Obligation Bonds Series 2020B	3.00%	05/01/32 (b)	25,000	24,822
Limited Obligation RB Series 2020B	3.00%	05/01/34 (b)	30,000	29,733
Limited Obligation Refunding Bonds Series 2014B	5.00%	06/01/26	60,000	62,538
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/26	70,000	72,794
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/27	160,000	170,666
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/28 (b)	30,000	31,881
RB Series 2019	5.00%	03/01/34 (b)	55,000	59,846
Vehicle RB Series 2019	5.00%	03/01/30 (b)	200,000	220,120
Vehicle RB Series 2019	5.00%	03/01/33 (b)	25,000	27,271

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B	5.00%	10/01/55 (a)(b)	200,000	204,490
Refunding RB (Duke Univ) Series 2016B	5.00%	07/01/42 (b)	100,000	103,990
North Carolina Municipal Power Agency No 1
Electric Refunding RB Series 2015A	5.00%	01/01/27 (b)	60,000	61,672
Electric Refunding RB Series 2015A	5.00%	01/01/28 (b)	100,000	102,684
North Carolina Turnpike Auth
Expressway System RB Series 2019	0.00%	01/01/49 (b)(d)	250,000	92,777
Expressway System Sr Lien RB Series 2009B	0.00%	01/01/37 (c)(d)	25,000	15,920
RB Series 2019	0.00%	01/01/40 (b)(d)	200,000	111,271
RB Series 2019	0.00%	01/01/41 (b)(d)	195,000	103,277
Sr Lien RB Series 2019	4.00%	01/01/55 (b)	200,000	188,483
Sr Lien Refunding RB Series 2018	4.00%	01/01/41 (b)(c)	140,000	139,665
Sr Lien Turnpike RB Series 2024A	5.00%	01/01/58 (b)(c)	270,000	291,479
Toll RB (Monroe Expressway) Series 2016A	5.00%	07/01/54 (b)	200,000	202,682
Raleigh
Enterprise System Refunding RB Series 2023	5.00%	09/01/48 (b)	250,000	279,838
				3,607,324
OHIO 0.9%
American Municipal Power Ohio
RB (Greenup Hydroelectric) Series 2016A	5.00%	02/15/41 (b)	275,000	280,568
Refunding RB (AMP Fremont Energy) Series 2021A	5.00%	02/15/34 (b)	35,000	38,972
Refunding RB (Prairie State) Series 2019B	5.00%	02/15/25	100,000	100,734
Refunding RB Series 2019C	5.00%	02/15/33 (b)	50,000	55,195
Brunswick City SD
ULT GO Bonds Series 2023	5.50%	12/01/60 (b)(c)	60,000	65,793
Columbus
ULT GO Refunding Bonds Series 2016-1	5.00%	07/01/26	125,000	130,593
ULT GO Refunding Bonds Series 2017-1	5.00%	04/01/29 (b)	100,000	107,500
Hamilton Cnty
Sales Tax Refunding Bonds Series 2016A	5.00%	12/01/30 (b)	75,000	78,585
Northeast Ohio Regional Sewer District
RB Series 2014	4.00%	11/15/49 (a)(b)	215,000	215,166
Wastewater Refunding RB Series 2019	3.00%	11/15/35 (b)	50,000	48,102
Wastewater Refunding RB Series 2019	3.00%	11/15/38 (b)	75,000	69,783
Ohio
GO Refunding Bonds Series 2015A	5.00%	09/01/25	100,000	102,145
GO Refunding Bonds Series 2017B	5.00%	09/15/25	25,000	25,565
GO Refunding Bonds Series 2017B	5.00%	09/15/28	60,000	66,062
GO Refunding Bonds Series 2017C	5.00%	08/01/25	120,000	122,242
GO Refunding Bonds Series 2020B	5.00%	08/01/25	100,000	101,869
Infrastructure RB Series 2018-1	5.00%	12/15/25	100,000	102,962
Ohio Higher Educational Facility Commission
Education Facility RB (John Carroll Univ 2022)	4.00%	10/01/52 (b)	75,000	68,376
Refunding RB (Case Western Reserve Univ) Series 2016	5.00%	12/01/40 (b)	200,000	208,273
Ohio State Univ
General RB Series 2014A	5.00%	12/01/39 (b)	100,000	100,265
General RB Series 2020A	5.00%	12/01/29	140,000	157,889
General Receipts Bonds Series 2023B	5.00%	12/01/33 (b)	80,000	94,592

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Ohio Turnpike Commission
Turnpike Jr Lien RB Series 2013A2	0.00%	02/15/36 (d)	300,000	197,856
Turnpike Jr Lien RB Series 2018A	4.00%	02/15/32 (b)	125,000	129,405
Turnpike Jr Lien RB Series 2018A	5.00%	02/15/32 (b)	200,000	213,836
Turnpike Jr Lien RB Series 2018A	5.00%	02/15/33 (b)	60,000	64,029
Turnpike Jr Lien Refunding RB Series 2022A	5.00%	02/15/31	50,000	56,957
Turnpike RB Series 2021A	5.00%	02/15/46 (b)	200,000	216,932
Ohio Water Development Auth
Pollution Control Refunding RB Series 2023A	5.00%	12/01/25	130,000	133,743
Water RB Series 2018	5.00%	06/01/28 (b)	75,000	81,393
Water RB Series 2023A	5.00%	12/01/33 (b)	55,000	65,097
Water RB Series 2023C	5.00%	12/01/33 (b)	100,000	118,359
Shaker Heights
GO Bonds Series 2024	5.25%	12/15/59 (b)	150,000	167,721
				3,786,559
OKLAHOMA 0.4%
Canadian Cnty Educational Facilities Auth
Educational Facilities Lease RB Series 2023A	5.25%	09/01/34 (b)	75,000	86,346
Lease RB (Mustang Public Schools) Series 2017	3.00%	09/01/29 (b)	100,000	99,493
Oklahoma Cnty ISD No 89
GO Bonds Series 2023A	3.00%	07/01/25	75,000	75,016
Oklahoma Grand River Dam Auth
GO Refunding Bonds Series 2016A	5.00%	06/01/28 (b)	35,000	36,756
Refunding RB Series 2016A	5.00%	06/01/31 (b)	75,000	78,537
Oklahoma Turnpike Auth
2nd Sr RB Series 2017A	4.00%	01/01/47 (b)	85,000	83,021
2nd Sr RB Series 2017C	4.00%	01/01/42 (b)	100,000	100,516
2nd Sr RB Series 2023	5.50%	01/01/53 (b)	150,000	166,951
2nd Sr Refunding RB Series 2017D	5.00%	01/01/26	105,000	108,211
Turnpike System 2nd Sr Refunding RB Series 2017D	5.00%	01/01/28	75,000	80,897
Oklahoma Univ
General RB Series 2021A	5.00%	07/01/46 (b)(c)	135,000	145,532
Refunding RB Series 2024A	5.00%	07/01/49 (b)(c)	150,000	166,272
Oklahoma Water Resources Board
Revolving Fun RB Series 2021	5.00%	04/01/51 (b)	150,000	161,543
Revolving Fund RB Series 2023A	4.13%	04/01/53 (b)	200,000	200,109
Tulsa Public Facilities Auth
RB Series 2019	5.00%	06/01/25	125,000	126,700
				1,715,900
OREGON 0.6%
Beaverton SD #48J
GO Bonds Series 2022B	5.00%	06/15/52 (b)(c)	250,000	271,457
Hillsboro SD #1J
GO Bonds Series 2017	5.00%	06/15/38 (b)(c)	25,000	26,349
Marion & Polk Cnty SD
GO Bonds Series 2018	5.00%	06/15/37 (b)(c)	75,000	79,888
Multnomah Cnty SD #1
GO Bonds Series 2020	5.00%	06/15/25 (c)	50,000	50,753
GO Bonds Series 2020	5.00%	06/15/28 (c)	105,000	114,855

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
North Clackamas SD #12
GO Bonds Series 2017A	0.00%	06/15/36 (b)(c)(d)	50,000	30,573
GO Bonds Series 2017B	5.00%	06/15/37 (b)(c)	200,000	210,423
Oregon
GO Bonds Series 2023A	5.00%	05/01/37 (b)	75,000	87,195
GO Bonds Series 2023A	5.00%	05/01/38 (b)	75,000	87,013
GO Bonds Series 2023A	5.00%	05/01/43 (b)	110,000	124,043
Oregon Dept of Admin Services
Refunding RB Series 2015D	5.00%	04/01/27 (b)	70,000	70,801
Oregon Dept of Transportation
Highway Tax Sub Lien RB Series 2020A	5.00%	11/15/40 (b)	290,000	319,808
Highway Tax Sub Lien Refunding RB Series 2019A	5.00%	11/15/36 (b)	200,000	219,903
Highway Tax Sub Lien Refunding RB Series 2024A	5.00%	11/15/34	250,000	299,875
Portland
2nd Lien Sewer System Refunding RB Series 2023A	5.00%	12/01/47 (b)	100,000	110,500
Salem-Keizer SD #24J
GO Bonds Series 2009B	0.00%	06/15/29 (c)(d)	70,000	61,033
Tri-Cnty Metropolitan Transportation District
Sr Lien Payroll Tax RB Series 2018A	5.00%	09/01/43 (a)(b)	100,000	107,319
				2,271,788
PENNSYLVANIA 3.0%
Allegheny Cnty Sanitary Auth
Sewer RB Series 2018	5.00%	06/01/43 (b)	150,000	157,393
Sewer RB Series 2018	4.00%	06/01/48 (b)	70,000	69,438
Delaware River Joint Toll Bridge Commission
Bridge System RB Series 2017	5.00%	07/01/42 (b)	100,000	103,948
Delaware River Port Auth
RB Series 2013	5.00%	01/01/40 (b)	50,000	50,201
Delaware Valley Regional Finance Auth
Local Government RB Series 2002	5.75%	07/01/32	90,000	105,611
RB Series 1998A	5.50%	08/01/28 (c)	110,000	120,505
RB Series 2020B	5.00%	11/01/24	150,000	150,139
Northampton Cnty General Purpose Auth
College Refunding RB (Lafayette College) Series 2017	5.00%	11/01/34 (b)	250,000	263,037
RB Series 2024A	5.00%	11/15/34	200,000	239,509
Pennsylvania
GO Bonds 1st Refunding Series 2023	5.00%	09/01/32	150,000	175,350
GO Bonds 1st Series 2014	4.00%	06/15/33 (b)	15,000	15,002
GO Bonds 1st Series 2015	5.00%	03/15/25	75,000	75,626
GO Bonds 1st Series 2015	5.00%	03/15/32 (b)	220,000	221,881
GO Bonds 1st Series 2016	3.13%	02/01/36 (b)(c)	160,000	157,652
GO Bonds 1st Series 2018	3.75%	03/01/39 (b)(c)	100,000	101,020
GO Bonds 1st Series 2020	2.00%	05/01/39 (b)	115,000	85,422
GO Bonds 1st Series 2021	2.00%	05/15/39 (b)	25,000	18,483
GO Bonds 1st Series 2022	5.00%	10/01/25	200,000	204,690
GO Bonds 1st Series 2022	5.00%	10/01/38 (b)	150,000	171,066
GO Bonds 1st Series 2023	5.00%	09/01/30	100,000	113,790
GO Bonds 1st Series 2023	5.00%	09/01/32	320,000	374,080
GO Bonds 2nd Series 2015	4.00%	08/15/34 (b)	75,000	75,520
GO Bonds 2nd Series 2016	5.00%	09/15/25	100,000	102,214

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds 2nd Series 2016	4.00%	09/15/30 (b)	100,000	102,149
GO Bonds 2nd Series 2016	4.00%	09/15/32 (b)	125,000	127,351
GO Bonds 2nd Series 2016	3.00%	09/15/35 (b)	225,000	215,962
GO Bonds 2nd Series 2016	3.00%	09/15/36 (b)	240,000	225,439
GO Bonds Series 2018	4.00%	03/01/36 (b)	115,000	117,677
GO Bonds Series 2023	4.00%	09/01/42 (b)	100,000	102,414
GO Refunding Bonds 1st Series 2015	5.00%	08/15/25	115,000	117,272
GO Refunding Bonds 1st Series 2016	5.00%	09/15/25	110,000	112,436
GO Refunding Bonds 1st Series 2016	5.00%	09/15/26	200,000	209,987
GO Refunding Bonds 1st Series 2019	5.00%	07/15/27	200,000	214,388
GO Refunding Bonds 1st Series 2019	5.00%	07/15/28	75,000	82,189
GO Refunding Bonds 1st Series 2023	5.00%	09/01/26	80,000	83,840
GO Refunding Bonds 1st Series 2023	5.00%	09/01/29	50,000	56,073
GO Refunding Bonds 2nd Series 2016	5.00%	01/15/25	120,000	120,572
GO Refunding Bonds Series 2017	5.00%	01/01/26	120,000	123,594
GO Refunding Bonds Series 2017	5.00%	01/01/27	360,000	380,903
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2018A	4.00%	02/15/43 (b)	200,000	200,989
State System Higher Education Series AT1	3.00%	06/15/45 (b)	30,000	24,728
Pennsylvania Public School Building Auth
Lease Refunding RB Series 2016A	5.00%	06/01/32 (b)(c)	100,000	103,838
Lease Refunding RB Series 2016A	5.00%	06/01/33 (b)(c)	170,000	176,451
Pennsylvania State Turnpike Commission
RB Series 2014A	5.00%	12/01/44 (b)	150,000	150,384
RB Series 2021A	5.00%	12/01/46 (b)	125,000	136,602
RB Series 2022B	5.25%	12/01/52 (b)	100,000	110,868
Refunding RB Series 2019	5.00%	12/01/25	65,000	66,803
Sr RB Series 2021A	4.00%	12/01/51 (b)	30,000	29,549
Sr Tax RB Series 2018A	5.00%	12/01/48 (b)	100,000	105,056
Sub RB Series 2015A1	4.00%	12/01/41 (b)	110,000	110,345
Sub RB Series 2017B2	4.00%	06/01/38 (b)	125,000	126,712
Sub RB Series 2017B2	4.00%	06/01/39 (b)	100,000	101,106
Sub RB Series 2019A	5.00%	12/01/44 (b)	55,000	58,276
Sub RB Series 2021B	5.00%	12/01/46 (b)	200,000	216,131
Sub Refunding RB 2nd Series 2017	5.00%	12/01/36 (b)	40,000	42,018
Sub Refunding RB 3rd Series 2016A	5.00%	12/01/30 (b)	190,000	198,021
Sub Refunding RB 3rd Series 2016A	3.38%	12/01/41 (b)	370,000	352,337
Sub Turnpike Refunding RB 2nd Series 2017	5.00%	12/01/33 (b)	50,000	52,790
Sub Turnpike Refunding RB 3rd Series 2017	5.00%	12/01/40 (b)	250,000	260,322
Turnpike RB Series 2015B	5.00%	12/01/45 (b)	100,000	101,291
Turnpike RB Series 2018A2	5.00%	12/01/43 (b)	90,000	95,300
Turnpike RB Series 2019A	5.00%	12/01/44 (b)	200,000	214,717
Turnpike RB Series 2024C	5.00%	12/01/49 (b)	200,000	222,397
Turnpike Refunding RB Series 2019	5.00%	12/01/24	75,000	75,203
Turnpike Refunding RB Series 2022A	5.00%	12/01/32	125,000	145,733
Turnpike Sr RB Series 2015B	5.00%	12/01/40 (b)	90,000	91,250
Turnpike Sub RB Series 2016A1	5.00%	12/01/46 (b)	30,000	30,325
Turnpike Sub RB Series 2017B1	5.25%	06/01/47 (b)	200,000	206,604
Turnpike Sub RB Series 2019A	4.00%	12/01/49 (b)	100,000	98,726
Turnpike Sub RB Series 2019A	4.00%	12/01/49 (b)(c)	70,000	68,892
Turnpike Sub RB Series 2021A	4.00%	12/01/43 (b)	60,000	60,301

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Turnpike Sub RB Series 2021A	4.00%	12/01/46 (b)	70,000	69,634
Turnpike Sub Refunding RB 2nd Series 2017	5.00%	12/01/34 (b)	60,000	63,406
Pennsylvania State Univ
RB Series 2017A	5.00%	09/01/47 (b)	150,000	155,775
Philadelphia
Gas RB 16th Series A	5.00%	08/01/50 (b)(c)	180,000	190,569
GO Bonds Series 2015B	4.00%	08/01/35 (b)	100,000	100,614
Water & Wastewater RB Series 2019B	5.00%	11/01/49 (b)	200,000	211,454
Water & Wastewater RB Series 2021C	5.00%	10/01/46 (b)	200,000	216,355
Water & Wastewater Refunding RB Series 2017B	5.00%	11/01/29 (b)	120,000	127,519
Water & Wastewater Refunding RB Series 2017B	5.00%	11/01/31 (b)	80,000	84,697
Philadelphia Gas Works
Gas RB 15th Series A	5.00%	08/01/42 (b)	100,000	103,555
Philadelphia SD
GO Bonds Series 2018B	4.00%	09/01/43 (b)(c)	195,000	196,361
GO Bonds Series 2019A	5.00%	09/01/44 (b)(c)	115,000	120,964
GO Refunding Bonds Series 2016F	5.00%	09/01/28 (b)(c)	110,000	114,142
Philadelphia Water & Wastewater
Gas Works RB 17th Series A	5.25%	08/01/49 (b)	250,000	278,041
Water & Wastewater RB Series 2018A	5.00%	10/01/53 (b)	80,000	83,614
Pittsburgh Water & Sewer Auth
Water & Sewer System Sub Refunding RB Series 2019B	5.00%	09/01/32 (c)	100,000	116,434
Pittsburgh Water & Sewer Auth Sub
Water & Sewer System Sub Refunding RB Series 2019B	4.00%	09/01/34 (b)(c)	75,000	77,377
Univ of Pittsburgh
GO Bonds Series 2021	4.00%	04/15/26 (b)	75,000	76,553
Higher Education RB Series 2023	5.00%	02/15/29 (b)	65,000	71,968
Westmoreland Cnty Municipal Auth
RB Series 2016	5.00%	08/15/38 (b)(c)	45,000	45,616
				12,082,536
RHODE ISLAND 0.2%
Rhode Island Comm Corp
Grant Anticipation Bonds Series 2016B	5.00%	06/15/27 (b)	85,000	88,358
Rhode Island Health & Educational Building Corp
Education Facility RB (Bryant Univ) Series 2024	5.00%	06/01/48 (b)	250,000	273,304
Education Facility RB (Providence College) Series 2023	5.00%	11/01/53 (b)	150,000	163,538
Facilities RB (Brown Univ) Series 2017A	5.00%	09/01/29 (b)	165,000	176,691
Rhode Island State Turnpike & Bridge Auth
Motor Vehicle Fuel Tax RB Series 2016A	5.00%	10/01/40 (b)	25,000	25,534
				727,425
SOUTH CAROLINA 0.8%
Charleston Educational Excellence Financing Corp
Refunding RB Series 2023	5.00%	12/01/26	75,000	79,064
Columbia
Water & Sewer System Refunding RB Series 2016B	4.00%	02/01/41 (b)	100,000	100,417
Greenville Cnty SD
Refunding RB (SD of Greenville Cnty) Series 2023	5.00%	12/01/26	75,000	79,113
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021C	5.00%	01/01/34 (b)	80,000	82,614

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Rock Hill
Utility System RB Series 2024A	5.00%	01/01/54 (b)	200,000	217,040
South Carolina Public Service Auth
RB Series 2013B	5.00%	12/01/38 (a)(b)	100,000	100,092
RB Series 2021B	5.00%	12/01/43 (b)	45,000	48,384
RB Series 2024B	5.00%	12/01/46 (b)	250,000	272,999
RB Series A	5.50%	12/01/54 (a)(b)	175,000	175,213
Refunding RB Series 2016A	5.00%	12/01/29 (b)	85,000	87,379
Refunding RB Series 2016A	5.00%	12/01/30 (b)	125,000	128,249
Refunding RB Series 2016A	5.00%	12/01/37 (b)	115,000	117,335
Refunding RB Series 2016B	5.00%	12/01/46 (b)	100,000	101,542
Refunding RB Series 2020A	5.00%	12/01/32 (b)	200,000	221,518
Refunding RB Series 2020A	4.00%	12/01/40 (b)	100,000	99,735
Refunding RB Series 2020A	5.00%	12/01/43 (b)	40,000	42,274
Refunding RB Series 2022A	5.00%	12/01/31	55,000	62,211
Refunding RB Series 2022A	4.00%	12/01/52 (b)	150,000	143,825
Refunding RB Series A	5.00%	12/01/50 (b)	95,000	95,360
Refunding RB Series B	5.25%	12/01/54 (b)	200,000	219,941
Revenue & Refunding Bonds Series 2016B	5.00%	12/01/37 (b)	30,000	30,785
Revenue & Refunding Bonds Series 2020A	5.00%	12/01/31 (b)	75,000	83,270
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A	5.00%	10/01/40 (b)	25,000	26,210
Refunding RB Series 2021B	5.00%	10/01/25	105,000	107,473
Refunding RB Series 2021B	5.00%	10/01/28	180,000	197,803
Refunding RB Series 2021B	5.00%	10/01/31	25,000	28,735
Univ of South Carolina
Higher Education Facility RB (Campus Village) Series 2024	5.00%	05/01/46 (b)	50,000	54,176
				3,002,757
TENNESSEE 0.3%
Metro Government of Nashville & Davidson Cnty
Electric System RB Series 2024A	5.25%	05/15/49 (b)	150,000	170,105
GO Bonds Series 2017	4.00%	07/01/34 (b)	200,000	203,674
GO Bonds Series 2018	4.00%	07/01/33 (b)	125,000	128,912
GO Bonds Series 2021C	5.00%	01/01/29	50,000	55,228
GO Bonds Series 2021C	3.00%	01/01/33 (b)	50,000	49,053
GO Bonds Series 2021C	3.00%	01/01/34 (b)	125,000	121,054
GO Bonds Series 2021C	3.00%	01/01/35 (b)	55,000	53,963
GO Improvement Bonds Series 2018	5.00%	07/01/30 (b)	95,000	102,805
Water & Sewer RB Series 2021A	4.00%	07/01/46 (b)	125,000	125,032
Tennessee School Bond Auth
Higher Educational Facilities 2nd Program Bonds Series 2022A	5.00%	11/01/52 (b)(c)	100,000	108,909
				1,118,735
TEXAS 10.4%
Alamo CCD
Maintenance Tax Notes Series 2022	5.00%	02/15/25	110,000	110,762
Aldine ISD
ULT GO Bonds Series 2024	4.00%	02/15/49 (b)(c)	200,000	198,330
Aubrey ISD
ULT GO Bonds Series 2022	4.00%	02/15/47 (b)(c)	200,000	200,809

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Austin
Airport System RB Series 2017A	5.00%	11/15/46 (b)	150,000	152,879
Electric Utility System Refunding RB Series 2019B	5.00%	11/15/44 (b)	100,000	106,391
Electric Utility System Refunding RB Series 2020A	5.00%	11/15/50 (b)	200,000	212,982
Refunding Bonds Series 2015	2.95%	09/01/27 (b)	100,000	100,236
Water & Wastewater System Refunding RB Series 2016	5.00%	11/15/45 (b)	25,000	25,614
Water & Wastewater System Refunding RB Series 2022	5.00%	11/15/28	260,000	286,325
Water & Wastewater System Refunding RB Series 2022	5.00%	11/15/52 (b)	100,000	108,573
Austin ISD
ULT GO Bonds Series 2023	5.00%	08/01/25	75,000	76,358
ULT GO Bonds Series 2023	5.00%	08/01/48 (b)	50,000	53,095
ULT GO Bonds Series 2024	5.00%	08/01/41 (b)(c)	175,000	196,275
ULT GO Bonds Series 2024	4.00%	08/01/44 (b)(c)	100,000	101,939
Azle ISD
ULT GO Refunding Bonds Series 2024	4.00%	02/15/49 (b)(c)	225,000	221,749
Barbers Hill ISD
ULT GO Bonds Series 2022	4.00%	02/15/41 (b)(c)	100,000	104,084
ULT GO Bonds Series 2024	4.00%	02/15/49 (b)(c)(e)	200,000	198,024
Bastrop ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	125,000	136,577
Bexar Cnty
LT Refunding Bonds Series 2017	4.00%	06/15/41 (b)	220,000	220,441
Tax Refunding Bonds Series 2017	5.00%	06/15/43 (a)(b)	250,000	259,965
Bexar Cnty Hospital District
Certificates of Obligation Series 2022	4.25%	02/15/52 (b)	110,000	110,103
Certificates of Obligation Series 2023	5.00%	02/15/48 (b)	50,000	54,343
Carrollton ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	150,000	149,339
Central Texas Regional Mobility Auth
Sr Lien RB Series 2020E	4.00%	01/01/50 (b)	155,000	151,660
Sr Lien RB Series 2021B	4.00%	01/01/51 (b)	180,000	175,138
Sr Lien Refunding RB Series 2016	3.38%	01/01/41 (b)	115,000	104,666
Sub Lien BAN Series 2021C	5.00%	01/01/27 (b)	200,000	204,554
Cleburne ISD
ULT GO Bonds Series 2016	5.00%	02/15/41 (b)(c)	90,000	91,862
Conroe ISD
ULT GO Bonds Series 2024	5.00%	02/15/37 (b)(c)	45,000	52,452
Crowley ISD
ULT GO Bonds Series 2023	5.25%	02/01/53 (b)(c)	250,000	275,131
Cypress-Fairbanks ISD
ULT GO Bonds Series 2019A	4.00%	02/15/44 (b)(c)	140,000	140,823
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	50,000	49,799
ULT GO Refunding Bonds Series 2016	5.00%	02/15/26 (c)	60,000	62,013
ULT GO Refunding Bonds Series 2016	5.00%	02/15/28 (b)(c)	100,000	103,197
ULT GO Refunding Bonds Series 2023A	5.00%	02/15/27 (c)	80,000	84,689
Dallas
GO Refunding Bonds Series 2017	3.00%	02/15/33 (b)(c)	125,000	122,163
GO Refunding Bonds Series 2017	3.13%	02/15/35 (b)(c)	100,000	97,054
GO Refunding Bonds Series 2017	3.25%	02/15/37 (b)(c)	80,000	77,295
GO Refunding Bonds Series 2023A	5.00%	02/15/29	80,000	88,132

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Waterworks & Sewer System Refunding RB Series 2021C	3.00%	10/01/46 (b)	175,000	146,625
Waterworks & Sewer System Refunding RB Series 2023A	4.00%	10/01/52 (b)	175,000	171,763
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/30 (c)	315,000	362,074
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/31 (c)	40,000	46,588
Sr Lien Sales Tax Refunding RB Series 2016A	5.00%	12/01/46 (a)(b)	130,000	133,531
Sr Lien Sales Tax Refunding RB Series 2021B	4.00%	12/01/51 (b)	200,000	195,707
Dallas ISD
ULT GO Bonds Series 2016A	3.00%	02/15/36 (b)(c)	200,000	193,579
ULT GO Refunding Bonds Series 2024	5.00%	02/15/49 (b)(c)	100,000	109,661
Dallas-Fort Worth International Airport
Airport RB Series 2024	5.00%	11/01/42 (b)	250,000	281,700
Jt Refunding RB Series 2020A	5.00%	11/01/24	200,000	200,251
Jt Refunding RB Series 2020A	5.00%	11/01/27	230,000	247,630
Jt Refunding RB Series 2020A	4.00%	11/01/34 (b)	50,000	52,058
Jt Refunding RB Series 2020A	4.00%	11/01/35 (b)	75,000	77,818
Jt Refunding RB Series 2020B	5.00%	11/01/33 (b)	65,000	72,373
Jt Refunding RB Series 2021A	4.00%	11/01/46 (b)	55,000	54,640
Jt Refunding RB Series 2021B	5.00%	11/01/25	115,000	117,954
Jt Refunding RB Series 2022B	5.00%	11/01/31	50,000	57,189
Jt Refunding RB Series 2022B	5.00%	11/01/33 (b)	30,000	34,513
Jt Refunding RB Series 2022B	4.00%	11/01/41 (b)	50,000	50,309
Denton ISD
ULT GO Bonds Series 2018	5.00%	08/15/48 (b)(c)	50,000	51,781
ULT GO Bonds Series 2020	2.00%	08/15/48 (b)(c)	150,000	94,220
ULT GO Bonds Series 2023	5.00%	08/15/36 (b)(c)	100,000	116,067
ULT GO Bonds Series 2023	5.00%	08/15/40 (b)(c)	100,000	113,374
ULT GO Bonds Series 2023	5.00%	08/15/48 (b)(c)	100,000	109,717
ULT GO Bonds Series 2023	5.00%	08/15/53 (b)(c)	100,000	108,783
Duncanville ISD
ULT GO Bonds Series 2024	5.00%	02/15/49 (b)(c)	100,000	109,284
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2021	3.00%	08/15/46 (b)(c)	25,000	20,724
ULT GO Bonds Series 2024	4.00%	08/15/54 (b)(c)	250,000	243,930
El Paso
GO Bonds Series 2016	4.00%	08/15/42 (b)	235,000	233,852
Water & Sewer Refunding RB Series 2022	5.00%	03/01/52 (b)	50,000	53,255
Water & Sewer Refunding RB Series 2022A	4.00%	03/01/44 (b)	200,000	200,731
El Paso Cnty CCD
RB Series 2016	5.00%	04/01/42 (b)(c)	75,000	76,671
Forney ISD
ULT GO Bonds Series 2023	5.00%	08/15/48 (b)(c)	200,000	217,750
Fort Bend Cnty
ULT Road Bonds Series 2023	5.25%	03/01/53 (b)	35,000	38,544
Fort Bend Cnty Public Facility Corp
Lease RB Series 2023	5.00%	03/01/53 (b)	100,000	107,655
Fort Worth ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	150,000	149,848
Friendswood ISD
ULT GO Bonds Series 2021	2.00%	02/15/51 (b)(c)	50,000	30,107

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Frisco ISD
ULT GO Refunding Bonds Series 2019	5.00%	08/15/36 (b)(c)	170,000	184,210
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/35 (b)(c)	150,000	173,820
ULT GO Bonds Series 2023A	5.00%	02/15/48 (b)(c)	250,000	273,878
Georgetown
Utility System RB Series 2022	4.25%	08/15/47 (b)(c)	50,000	50,309
Georgetown ISD
ULT GO Bonds Series 2023	4.13%	08/15/47 (b)(c)	150,000	152,643
ULT GO Bonds Series 2024	5.00%	02/15/54 (b)(c)	200,000	218,874
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C	4.00%	10/01/45 (b)	250,000	248,346
1st Tier Toll Refunding RB Series 2020C	3.00%	10/01/50 (b)	150,000	114,862
Sub Tier Toll RB Series 2018A	5.00%	10/01/35 (b)	115,000	122,680
Sub Tier Toll RB Series 2018A	5.00%	10/01/43 (b)	75,000	78,446
Greater Texoma Utility Auth
RB Series 2023	5.00%	10/01/48 (b)(c)	150,000	161,093
Greenwood ISD
ULT GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	65,000	63,638
Harris Cnty
Refunding Bonds Series 2022A	5.00%	10/01/26	115,000	120,825
Refunding GO Bonds Series 2023A	5.00%	09/15/48 (b)	250,000	275,293
Toll Road 1st Lien Refunding RB Series 2021	4.00%	08/15/50 (b)	95,000	93,984
Toll Road 1st Lien Refunding RB Series 2022A	5.00%	08/15/33 (b)	50,000	57,605
Toll Road 1st Lien Refunding RB Series 2024A	5.00%	08/15/36 (b)	65,000	76,035
Toll Road 1st Lien Refunding RB Series 2024A	4.00%	08/15/49 (b)	200,000	197,823
Toll Road Sr Lien Refunding RB Series 2016A	5.00%	08/15/30 (b)	45,000	46,769
Toll Road Sr Lien Refunding RB Series 2016A	5.00%	08/15/33 (b)	100,000	103,689
Toll Road Sr Lien Refunding RB Series 2018A	4.00%	08/15/48 (b)	100,000	98,183
Harris Cnty Flood Control District
Refunding Bonds Series 2022A	4.25%	10/01/47 (b)	300,000	305,306
Refunding Bonds Series 2023A	4.00%	09/15/48 (b)	150,000	149,480
Harris Cnty Sports Auth
Sr Lien Refunding RB 2014A	5.00%	11/15/30 (b)	150,000	150,275
Hays Consolidated ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	150,000	162,851
Hidalgo Cnty
GO Bonds Series 2018A	4.00%	08/15/43 (b)	200,000	200,469
Houston
1st Lien Refunding RB Series 2024A	5.00%	11/15/35 (b)	150,000	176,477
1st Lien Refunding RB Series 2024A	5.25%	11/15/49 (b)	200,000	225,246
Airport System Sub Lien Refunding RB Series 2018D	5.00%	07/01/37 (b)	130,000	138,027
Airport System Sub Lien Refunding RB Series 2018D	5.00%	07/01/38 (b)	80,000	84,749
Go Refunding Bonds Series 2024A	5.25%	03/01/49 (b)	200,000	223,783
Public Improvement Refunding Bonds Series 2016A	5.00%	03/01/25	100,000	100,870
Public Improvement Refunding Bonds Series 2019A	5.00%	03/01/28	160,000	173,249
Refunding Bonds Series 2017A	5.00%	03/01/26	25,000	25,862
Utility System 1st Lien Refunding RB Series 2014C	5.00%	05/15/25 (b)	80,000	80,129
Utility System 1st Lien Refunding RB Series 2016B	5.00%	11/15/36 (b)	30,000	31,122
Utility System 1st Lien Refunding RB Series 2017B	5.00%	11/15/42 (b)	125,000	129,844
Utility System 1st Lien Refunding RB Series 2019B	5.00%	11/15/49 (b)	100,000	105,762

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Utility System 1st Lien Refunding RB Series 2020A	5.00%	11/15/33 (b)	150,000	168,697
Utility System 1st Lien Refunding RB Series 2021A	4.00%	11/15/46 (b)	50,000	49,785
Utility System RB Series 2024A	5.00%	11/15/36 (b)	335,000	391,126
Houston Higher Education Finance Corp
RB Series 2024	5.00%	05/15/34	100,000	119,471
Houston ISD
LT GO Refunding Bonds Series 2016A	4.00%	02/15/37 (b)(c)	40,000	40,235
LT GO Refunding Bonds Series 2017	5.00%	02/15/26 (c)	180,000	186,089
LT Refunding Bonds Series 2016A	5.00%	02/15/29 (b)(c)	200,000	205,766
Hurst Euless Bedford ISD
ULT GO Bonds Series 2024	4.00%	08/15/50 (b)(c)	100,000	98,772
Judson ISD
ULT GO Bonds Series 2024	4.00%	02/01/53 (b)(c)	85,000	82,807
Keller ISD
ULT GO Bonds Series 2020	4.00%	02/15/47 (b)(c)	115,000	113,355
Klein ISD
ULT GO Bonds Series 2022	4.00%	08/01/47 (b)(c)	100,000	100,126
Lake Travis ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)	150,000	148,808
Lamar Consolidated ISD
ULT GO Bonds Series 2022	4.00%	02/15/62 (b)(c)	200,000	194,191
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)	100,000	97,025
ULT GO Bonds Series 2023	5.50%	02/15/58 (b)(c)	250,000	280,345
ULT GO Bonds Series 2023A	5.00%	02/15/53 (b)(c)	140,000	151,530
Leander ISD
ULT GO Refunding Bonds Series 2015A	5.00%	08/15/40 (b)(c)	25,000	25,312
ULT GO Refunding Bonds Series 2016A	0.00%	08/16/42 (b)(c)(d)	350,000	162,277
Lewisville ISD
ULT GO Bonds Series 2024	5.00%	08/15/29 (c)	75,000	83,777
ULT GO Bonds Series 2024	5.00%	08/15/36 (b)(c)	100,000	115,897
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2018	5.00%	05/15/43 (b)	45,000	46,963
Refunding RB (LCRA Transmission Services) Series 2019A	4.00%	05/15/49 (b)	80,000	75,702
Refunding RB (LCRA Transmission Services) Series 2020A	5.00%	05/15/50 (b)	100,000	106,117
Refunding RB (LCRA Transmission Services) Series 2021A	5.00%	05/15/51 (b)	240,000	255,674
Refunding RB (LCRA Transmission Services) Series 2023	5.00%	05/15/47 (b)	55,000	58,883
Refunding RB (LCRA Transmission Services) Series 2023A	5.00%	05/15/30 (c)	135,000	151,634
Refunding RB (LCRA Transmission Services) Series 2023A	5.00%	05/15/33	50,000	57,774
Lubbock
Electric Light & Power System RB Series 2021	4.00%	04/15/46 (b)	60,000	59,389
Midland ISD
ULT GO Bonds Series 2024	5.00%	02/15/26 (c)	70,000	72,262
ULT GO Bonds Series 2024	4.00%	02/15/43 (b)(c)	100,000	101,556
ULT GO Bonds Series 2024	5.00%	02/15/50 (b)(c)	150,000	156,859
ULT GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	200,000	199,529
Montgomery ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	175,000	171,327
New Caney ISD
ULT GO Refunding Bonds Series 2023	5.00%	02/15/53 (b)(c)	125,000	136,372
North East ISD
ULT GO Refunding Bonds Series 2007	5.25%	02/01/29 (c)	200,000	222,986

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
North East Texas Regional Mobility Auth
Sr Lien RB Series 2016A	5.00%	01/01/46 (b)	75,000	75,933
North Texas Tollway Auth
1st Tier Refunding RB Series 2008D	0.00%	01/01/29 (c)(d)	140,000	123,375
1st Tier Refunding RB Series 2008D	0.00%	01/01/32 (c)(d)	75,000	59,327
1st Tier Refunding RB Series 2008D	0.00%	01/01/35 (c)(d)	150,000	106,418
1st Tier Refunding RB Series 2016A	4.00%	01/01/39 (b)	175,000	175,506
1st Tier Refunding RB Series 2017A	5.00%	01/01/43 (b)	145,000	151,164
1st Tier Refunding RB Series 2017A	5.00%	01/01/48 (b)	90,000	93,335
1st Tier Refunding RB Series 2020A	3.00%	01/01/37 (b)	75,000	71,432
1st Tier Refunding RB Series 2024A	5.00%	01/01/41 (b)(e)	200,000	225,332
1st Tier System Refunding RB Series 2008D	0.00%	01/01/31 (c)(d)	270,000	221,466
1st Tier System Refunding RB Series 2017A	5.00%	01/01/29 (b)	110,000	113,185
1st Tier System Refunding RB Series 2017A	5.00%	01/01/30 (b)	100,000	102,823
1st Tier System Refunding RB Series 2017A	5.00%	01/01/31 (b)	100,000	102,651
1st Tier System Refunding RB Series 2019A	4.00%	01/01/37 (b)	100,000	101,852
1st Tier System Refunding RB Series 2020A	4.00%	01/01/37 (b)	60,000	61,111
1st Tier System Refunding Rb Series 2022A	4.13%	01/01/40 (b)	90,000	92,950
1st Tier System Refunding RB Series 2023A	5.00%	01/01/27	225,000	237,557
1st Tier Tollway System Refunding RB Series 2008D	0.00%	01/01/30 (c)(d)	40,000	34,093
1st Tier Tollway System Refunding RB Series 2008D	0.00%	01/01/38 (c)(d)	250,000	156,736
2nd Tier System Refunding RB Series 2015A	5.00%	01/01/30 (b)	30,000	30,110
2nd Tier System Refunding RB Series 2015A	5.00%	01/01/32 (b)	50,000	50,183
2nd Tier System Refunding RB Series 2017B	5.00%	01/01/32 (b)	40,000	41,673
2nd Tier System Refunding RB Series 2017B	5.00%	01/01/43 (b)	205,000	209,621
2nd Tier System Refunding RB Series 2018	5.00%	01/01/48 (b)	100,000	103,242
2nd Tier System Refunding RB Series 2018	4.25%	01/01/49 (b)	50,000	49,432
2nd Tier System Refunding RB Series 2019B	5.00%	01/01/27	100,000	105,378
2nd Tier System Refunding RB Series 2024B	5.00%	01/01/34 (e)	100,000	116,585
Refunding RB Series 2008I	6.50%	01/01/43 (a)(b)(f)	295,000	297,256
Refunding RB Series 2015A	4.00%	01/01/38 (b)	255,000	255,306
Northwest ISD
ULT GO Bonds Series 2022A	5.00%	02/15/48 (b)(c)	200,000	217,001
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	100,000	99,898
ULT GO Bonds Series 2024	5.00%	02/15/49 (b)(c)	200,000	218,417
Pasadena ISD
ULT GO Bonds Series 2023	4.25%	02/15/53 (b)(c)	200,000	201,874
Pflugerville ISD
ULT GO Bonds Series 2023A	5.00%	02/15/48 (b)	150,000	157,930
Plano ISD
ULT GO Bonds Series 2023	5.00%	02/15/36 (b)	90,000	102,916
ULT GO Bonds Series 2023	5.00%	02/15/37 (b)	75,000	85,429
ULT GO Bonds Series 2023	5.00%	02/15/42 (b)	170,000	188,748
Port of Houston Auth
1st Lien RB Series 2021	5.00%	10/01/51 (b)	385,000	415,167
Prosper ISD
ULT GO Bonds Series 2022	4.00%	02/15/52 (b)(c)	150,000	147,919
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	150,000	147,098
ULT GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	100,000	97,848
Rockwall ISD
ULT GO Bonds Series 2022A	5.00%	02/15/47 (b)(c)	70,000	75,665

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Round Rock ISD
ULT GO Refunding Bonds Series 2019A	5.00%	08/01/30 (b)(c)	45,000	49,877
ULT GO Refunding Bonds Series 2019A	4.00%	08/01/32 (b)(c)	250,000	263,915
San Antonio
Electric & Gas System Refunding RB Series 2018A	5.00%	02/01/26	125,000	129,108
Electric & Gas System Refunding RB Series 2024C	5.00%	02/01/54 (b)	250,000	271,981
Electric & Gas Systems Jr Lien Refunding RB Series 2019	5.00%	02/01/36 (b)	40,000	43,775
Electric & Gas Systems Jr Lien Refunding RB Series 2021A	5.00%	02/01/46 (b)	100,000	107,257
Electric & Gas Systems Refunding RB Series 2012	5.25%	02/01/25 (b)	295,000	297,100
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/26	70,000	72,301
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/27 (b)	40,000	41,720
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/29 (b)	150,000	156,258
Electric & Gas Systems Refunding RB Series 2020	5.00%	02/01/49 (b)	200,000	211,449
Electric & Gas Systems Refunding RB Series 2024A	5.00%	02/01/42 (b)	100,000	112,414
Gas Systems Refunding RB Series 2024E	5.25%	02/01/49 (b)	250,000	281,873
General Improvement Bonds Series 2023	5.00%	02/01/25	35,000	35,220
Jr Lien Refunding RB Series 2019	5.00%	02/01/35 (b)	30,000	32,928
Water System Jr Lien Refunding RB Series 2016C	5.00%	05/15/34 (b)	155,000	161,369
San Antonio ISD
ULT GO Bonds Series 2022	5.00%	08/15/47 (b)(c)	100,000	109,625
ULT GO Bonds Series 2022	5.00%	08/15/52 (b)(c)	190,000	205,391
San Antonio Public Facilities Corp
Lease Refunding RB Series 2012	4.00%	09/15/42 (b)	150,000	147,046
Lease Revenue & Refunding Bonds Series 2022	5.00%	09/15/33 (b)	25,000	28,641
Seguin
LT GO Bonds Series 2024	5.25%	09/01/58 (b)	200,000	219,162
Spring ISD
ULT GO Bonds Series 2023	4.00%	08/15/52 (b)	70,000	68,837
Tarrant Cnty Hospital District
Limited Tax GO Bonds Series 2023	4.25%	08/15/48 (b)	200,000	201,590
LT Bonds Series 2023	5.25%	08/15/48 (b)	40,000	44,116
Tarrant Regional Water District
Water Refunding RB Series 2024	5.00%	03/01/30	50,000	56,254
Water Revenue & Refunding Bonds Series 2024	4.00%	03/01/54 (b)	50,000	48,868
Texas
GO Mobility Refunding Bonds Series 2014A	5.00%	10/01/26 (b)	425,000	426,671
GO Refunding Bonds Series 2014A	5.00%	10/01/44 (a)(b)	420,000	420,000
GO Refunding Bonds Series 2017A	5.00%	10/01/30 (b)	50,000	53,161
GO Refunding Bonds Series 2017A	5.00%	10/01/33 (b)	100,000	105,680
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (b)	150,000	158,352
GO Refunding Bonds Series 2017B	5.00%	10/01/30 (b)	115,000	122,271
GO Refunding Bonds Series 2017B	5.00%	10/01/33 (b)	150,000	158,521
GO Refunding Bonds Series 2024	5.00%	04/01/29	100,000	111,023
GO Refunding Bonds Series 2024	5.00%	10/01/44 (b)(e)	150,000	170,126
Mobility Fund Refunding GO Bonds Series 2015A	5.00%	10/01/27 (b)	100,000	102,225
Mobility Fund Refunding GO Bonds Series 2017B	5.00%	10/01/32 (b)	35,000	37,029
Mobility Fund Refunding GO Bonds Series 2017B	5.00%	10/01/34 (b)	50,000	52,784
Water GO Refunding Bonds Series 2022B	5.00%	08/01/41 (b)	35,000	35,437
Texas A&M Univ
RB Series 2017E	5.00%	05/15/27	70,000	74,736
RB Series 2024A	5.00%	05/15/42 (b)	150,000	171,049

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas State Technical College
Revenue Financing System Bonds Series 2022A	5.50%	08/01/42 (b)(c)	50,000	57,292
Texas State Univ System
Financing System Refunding RB Series 2024	5.00%	03/15/32	100,000	115,293
Refunding RB Series 2017A	5.00%	03/15/31 (b)	120,000	125,961
Refunding RB Series 2024	4.00%	03/15/49 (b)	235,000	232,247
Texas Transportation Commission
1st Tier Refunding RB Series 2015B	0.00%	08/15/36 (a)(b)(d)	150,000	89,959
1st Tier Refunding RB Series 2024	5.00%	04/01/25	25,000	25,251
1st Tier Refunding RB Series 2024A	5.00%	08/15/37 (b)	55,000	63,164
2nd Tier Refunding RB Series 2015C	5.00%	08/15/42 (a)(b)	200,000	200,286
GO Refunding Bonds Series 2024	5.00%	04/01/34 (b)	250,000	294,255
State Highway Fund 1st Tier RB Series 2016A	5.00%	10/01/26	35,000	36,801
State Highway Fund 1st Tier Refunding RB Series 2015	5.00%	10/01/24	160,000	160,000
State Highway Fund 1st Tier Refunding RB Series 2015	5.00%	10/01/26	65,000	68,345
Turnpike System RB Series 2024C	5.00%	08/15/40 (b)	250,000	280,132
Texas Transportation Corp
Sr Lien Refunding Bonds Series 2019A	4.00%	12/31/38 (b)	260,000	263,064
Sr Lien Refunding RB (NTE Mobility Partners) Series 2019A	5.00%	12/31/32 (b)	50,000	54,206
Sr Lien Refunding RB (NTE Mobility Partners) Series 2019A	5.00%	12/31/35 (b)	125,000	134,507
Texas Turnpike Auth
1st Tier RB Series 2002A	0.00%	08/15/26 (c)(d)	100,000	94,470
1st Tier RB Series 2002A	0.00%	08/15/27 (c)(d)	100,000	91,524
1st Tier RB Series 2002A	0.00%	08/15/30 (c)(d)	100,000	82,349
Turnpike System 1st Tier RB Series 2002A	0.00%	08/15/29 (c)(d)	225,000	192,687
Texas Water Dev Brd
State Water Implementation Fund RB Series 2015A	5.00%	10/15/29 (b)	40,000	40,811
State Water Implementation Fund RB Series 2015A	5.00%	10/15/30 (b)	25,000	25,505
State Water Implementation Fund RB Series 2016	4.00%	10/15/41 (b)	25,000	25,022
State Water Implementation Fund RB Series 2017A	5.00%	04/15/29 (b)	100,000	106,960
State Water Implementation Fund RB Series 2017A	4.00%	10/15/35 (b)	200,000	204,645
State Water Implementation Fund RB Series 2017A	5.00%	10/15/47 (b)	150,000	155,506
State Water Implementation Fund RB Series 2018A	5.00%	10/15/43 (b)	100,000	105,078
State Water Implementation Fund RB Series 2018B	5.00%	04/15/30 (b)	70,000	76,221
State Water Implementation Fund RB Series 2018B	5.00%	10/15/32 (b)	50,000	54,078
State Water Implementation Fund RB Series 2018B	4.00%	10/15/33 (b)	115,000	119,614
State Water Implementation Fund RB Series 2018B	4.00%	10/15/36 (b)	50,000	51,347
State Water Implementation Fund RB Series 2019A	3.00%	10/15/34 (b)	125,000	122,785
State Water Implementation Fund RB Series 2019A	3.00%	10/15/35 (b)	100,000	97,417
State Water Implementation Fund RB Series 2019A	4.00%	10/15/37 (b)	225,000	229,939
State Water Implementation Fund RB Series 2019A	4.00%	10/15/49 (b)	150,000	146,741
State Water Implementation Fund RB Series 2020	4.00%	10/15/45 (b)	35,000	35,111
State Water Implementation Fund RB Series 2022	4.45%	10/15/36 (b)	50,000	54,503
State Water Implementation Fund RB Series 2022	4.65%	10/15/40 (b)	175,000	190,191
State Water Implementation Fund RB Series 2022	4.75%	10/15/42 (b)	125,000	134,874
State Water Implementation Fund RB Series 2022	5.00%	10/15/47 (b)	200,000	218,647
State Water Implementation Fund RB Series 2022	4.80%	10/15/52 (b)	265,000	279,770
State Water Implementation Fund RB Series 2022	5.00%	10/15/57 (b)	150,000	161,682
State Water Implementation Fund RB Series 2023A	4.60%	10/15/39 (b)	225,000	247,540
State Water Implementation Fund RB Series 2023A	4.88%	10/15/48 (b)	30,000	32,223
State Water Implementation Fund RB Series 2023A	5.00%	10/15/58 (b)	150,000	162,661

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Trinity River Auth
Refunding RB Series 2020	3.00%	08/01/31 (b)	150,000	149,892
Wastewater System Refunding RB Series 2017	5.00%	08/01/28 (b)	25,000	26,699
Univ of Texas
Financing System RB Series 2017B	3.38%	08/15/44 (b)	80,000	75,084
Financing System RB Series 2019B	5.00%	08/15/49	300,000	365,275
Financing System RB Series 2020A	5.00%	08/15/30	150,000	170,141
Financing System RB Series 2020C	5.00%	08/15/31	145,000	166,777
Financing System RB Series 2021A	4.00%	08/15/35 (b)	50,000	52,745
Financing System RB Series 2021A	2.25%	08/15/46 (b)	65,000	45,160
Financing System RB Series 2022A	3.25%	08/15/52 (b)	50,000	42,653
Financing System Refunding RB Series 2019A	5.00%	08/15/32 (b)	25,000	27,538
RB Series 2016B	5.00%	08/15/26	55,000	57,568
RB Series 2023A	5.00%	08/15/33 (b)	60,000	69,228
RB Series 2023A	5.00%	08/15/34 (b)	200,000	230,005
RB Series 2024A	5.00%	07/01/35 (b)(c)	100,000	118,154
Refunding RB Series 2019A	5.00%	08/15/34 (b)	85,000	93,265
Revenue Financing Bonds Series 2024A	4.13%	08/15/54 (b)	90,000	89,580
Revenue Financing System Bonds Series 2016E	5.00%	08/15/26	50,000	52,335
Revenue Financing System Bonds Series 2024A	5.00%	08/15/26	200,000	209,339
Revenue Financing System Bonds Series 2024A	5.00%	08/15/35 (b)	80,000	94,633
Univ Fund Bonds Series 2022A	5.00%	07/01/32 (c)	75,000	87,479
Univ Fund Bonds Series 2023A	5.00%	07/01/32 (c)	50,000	58,129
Univ Fund Bonds Series 2023A	5.00%	07/01/40 (b)(c)	150,000	169,576
Univ Fund Bonds Series 2023A	4.00%	07/01/41 (b)(c)	210,000	213,944
Univ Fund Bonds Series 2024A	5.00%	07/01/36 (b)(c)	200,000	235,049
Univ Fund Bonds Series 2024B	5.00%	07/01/37 (b)(c)	300,000	351,301
Univ Fund Refunding Bonds Series 2006B	5.25%	07/01/28 (c)	100,000	110,233
Waxahachie ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	150,000	164,695
Weslaco ISD
ULT GO Bonds Series 2024	4.13%	02/15/49 (b)(c)	105,000	103,738
West Harris Cnty Regional Water Auth
Water System Refunding RB Series 2021	3.50%	12/15/46 (b)(c)	50,000	44,622
White Settlement ISD
ULT GO Bonds Series 2022	4.00%	08/15/52 (b)(c)	200,000	196,025
Wylie ISD
ULT GO Bonds Series 2024	5.25%	08/15/49 (b)(c)	225,000	251,167
Ysleta ISD
ULT GO Bonds Series 2020	4.00%	08/15/50 (b)(c)	100,000	98,772
				41,292,548
UTAH 0.6%
Intermountain Power Agency
Power Supply RB Series 2022A	5.00%	07/01/31	150,000	172,646
Power Supply RB Series 2022A	5.00%	07/01/41 (b)	100,000	110,442
Power Supply RB Series 2022A	5.00%	07/01/45 (b)	120,000	130,699
Power Supply RB Series 2023A	5.00%	07/01/28	100,000	109,492
Power Supply RB Series 2023A	5.00%	07/01/32	100,000	116,562
Power Supply RB Series 2023A	5.00%	07/01/36 (b)	70,000	80,090
Power Supply RB Series 2023A	5.00%	07/01/37 (b)	90,000	102,666

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Salt Lake City
Airport RB Series 2021B	5.00%	07/01/46 (b)	75,000	80,983
Utah
GO Bonds Series 2020	5.00%	07/01/29 (b)	100,000	110,739
GO Bonds Series 2020	5.00%	07/01/30 (b)	50,000	55,202
GO Bonds Series 2020	5.00%	07/01/31 (b)	200,000	220,051
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (b)	150,000	147,375
General RB Series 2022A	5.00%	08/01/46 (b)	125,000	136,883
Utah Transit Auth
Sales Tax Refunding RB Series 2015A	5.00%	06/15/30 (a)(b)	130,000	131,870
Sales Tax Refunding RB Series 2015A	5.00%	06/15/31 (a)(b)	100,000	101,438
Sales Tax Refunding RB Series 2015A	5.00%	06/15/38 (a)(b)	250,000	253,595
Sub Sales Tax Refunding RB Series 2018	4.00%	12/15/41 (b)	115,000	115,974
Sub Sales Tax Refunding RB Series 2024	5.00%	06/15/39 (b)	50,000	58,070
Sub Sales Tax Refunding RB Series 2024	5.00%	06/15/40 (b)	200,000	230,506
				2,465,283
VIRGINIA 1.1%
Chesapeake Bay Bridge & Tunnel District
1st Tier RB Series 2016	5.00%	07/01/46 (b)	150,000	151,553
Hampton Roads Transportation Commission
Sr Lien RB Series 2020A	4.00%	07/01/50 (b)	100,000	99,264
Sr Lien RB Series 2022A	4.00%	07/01/52 (b)	200,000	197,057
Sr Lien RB Series 2022A	4.00%	07/01/57 (b)	110,000	107,953
Richmond
Public Utility Refunding RB Series 2016A	5.00%	01/15/28 (a)(b)	130,000	134,013
Univ of Virginia
General RB Series 2019B	5.00%	09/01/49 (b)	100,000	107,009
General Refunding RB Series 2015A2	5.00%	04/01/45 (b)	75,000	75,575
General Refunding RB Series 2017A	5.00%	04/01/42 (b)	150,000	156,591
General Refunding RB Series 2017A	5.00%	04/01/47 (b)	25,000	25,986
Virginia College Building Auth
Educational Facilities RB (21st Century College & Equipment) 2023A	5.00%	02/01/30	150,000	168,881
Educational Facilities RB Series 2015A	5.00%	02/01/31 (a)(b)	170,000	171,088
Educational Facilities RB Series 2017C	5.00%	02/01/30 (b)	100,000	105,661
Educational Facilities RB Series 2019A	3.00%	02/01/39 (b)	50,000	46,358
Educational Facilities RB Series 2021A	3.00%	02/01/36 (b)	95,000	92,695
Educational Facilities RB Series 2022A	5.25%	02/01/41 (b)	40,000	45,251
Educational Facilities RB Series 2023A	5.00%	02/01/25	65,000	65,425
Educational Facilities RB Series 2023A	5.00%	02/01/35 (b)	70,000	81,572
Educational Facilities Refunding RB (21st Century College & Equipment) 2023B	5.00%	02/01/30	120,000	135,105
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/25	125,000	125,812
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/26	115,000	118,810
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/27	30,000	31,806
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/28	85,000	92,130
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/29 (b)	200,000	216,724
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/30 (b)	50,000	53,995
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/31	120,000	137,003
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/32	55,000	63,665

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/33	80,000	93,869
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/35 (b)	190,000	221,308
Virginia Public Building Auth
Public Facilities RB Series 2021A2	4.00%	08/01/35 (b)	100,000	105,609
Public Facilities RB Series 2021A2	4.00%	08/01/39 (b)	100,000	103,819
Public Facilities RB Series 2022A	5.00%	08/01/37 (b)	100,000	114,480
Public Facilities Refunding RB Series 2016B	5.00%	08/01/26	100,000	104,740
Virginia Public School Auth
Refunding Bonds Series 2015A	5.00%	08/01/28 (b)	50,000	50,852
Refunding RB Series 2015A	5.00%	08/01/25	100,000	101,869
Virginia Transportation Board
Transportation Grant Anticipation Refunding RB Series 2017	5.00%	09/15/27	130,000	139,874
Transportation Refunding RB Series 2017A	5.00%	05/15/28 (b)	350,000	376,161
Transportation Refunding RB Series 2017A	5.00%	05/15/31 (b)	100,000	106,703
Transportation Refunding RB Series 2022	5.00%	05/15/32	105,000	122,101
Transportation Refunding RB Series 2022	4.00%	05/15/35 (b)	60,000	64,248
				4,512,615
WASHINGTON 2.9%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/26	100,000	105,337
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/27	130,000	140,247
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/29 (a)(b)	155,000	158,964
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/32 (b)	100,000	115,008
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/34 (b)	85,000	97,177
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	3.00%	11/01/36 (b)	50,000	47,839
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/36 (b)	250,000	281,992
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	4.00%	11/01/40 (b)	60,000	61,902
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	4.00%	11/01/46 (b)	100,000	100,306
Sales Tax Refunding Bonds Series 2015S1	4.00%	11/01/33 (a)(b)	140,000	142,095
Sales Tax Refunding Bonds Series 2015S1	5.00%	11/01/45 (a)(b)	250,000	256,394
Energy Northwest
Electric Refunding RB Series 2015A	5.00%	07/01/25	115,000	116,819
Electric Refunding RB Series 2015C	5.00%	07/01/25	50,000	50,791
Electric Refunding RB Series 2016A	5.00%	07/01/25	90,000	91,424
Electric Refunding RB Series 2017A	5.00%	07/01/28 (b)	125,000	133,496
Electric Refunding RB Series 2018C	5.00%	07/01/34 (b)	160,000	172,267
Electric Refunding RB Series 2019A	5.00%	07/01/36 (b)	130,000	141,569
Electric Refunding RB Series 2019A	5.00%	07/01/37 (b)	85,000	92,375
Electric Refunding RB Series 2021A	4.00%	07/01/42 (b)	480,000	488,363
Electric Refunding RB Series 2023A	5.00%	07/01/34 (b)	200,000	234,873
Electric Refunding RB Series 2023A	5.00%	07/01/35 (b)	100,000	117,021
Electric Refunding RB Series 2023A	5.00%	07/01/36 (b)	80,000	93,160
Electric Refunding RB Series 2023A	5.00%	07/01/39 (b)	290,000	331,829
Electric Refunding RB Series 2024A	5.00%	07/01/35 (b)	225,000	267,111
Electric Refunding RB Series 2024A	5.00%	07/01/38 (b)	50,000	58,293
Electric Refunding RB Series 2024A	5.00%	07/01/39 (b)	100,000	115,747
Franklin Cnty SD #1
ULT GO Refunding Bonds Series 2023	4.25%	12/01/42 (b)(c)	25,000	25,984
Issaquah SD #411
ULT GO Bonds Series 2016	4.00%	12/01/31 (b)(c)	50,000	50,655

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
King Cnty
LT GO Refunding Bonds Series 2017	4.00%	07/01/30 (b)	30,000	30,822
LT GO Refunding Bonds Series 2021A	4.00%	01/01/27	130,000	134,513
Sewer Refunding RB Series 2016B	4.00%	07/01/30 (b)	60,000	61,068
Sewer Refunding RB Series 2016B	4.00%	07/01/31 (b)	80,000	81,323
Sewer Refunding RB Series 2016B	4.00%	07/01/32 (b)	25,000	25,387
King Cnty Public Hospital District #2
LT GO Bonds Series 2020A	4.00%	12/01/45 (b)	100,000	97,275
Lake Washington SD #414
ULT GO Refunding Bonds Series 2020	4.00%	12/01/29 (c)	95,000	101,874
Northshore SD #417
ULT GO Bonds Series 2018	5.00%	12/01/35 (b)(c)	100,000	107,424
ULT GO Refunding Bonds Series 2022	5.00%	12/01/39 (b)(c)	110,000	124,662
Seattle
Light & Power RB Series 2015A	4.00%	05/01/45 (b)	150,000	147,841
Refunding RB Series 2014	4.00%	05/01/44 (b)	125,000	124,997
Snohomish Cnty Public Utility District #1
Electric System RB Series 2015	5.00%	12/01/40 (b)	100,000	101,865
Spokane SD #81
ULT GO Bonds Series 2019	5.00%	12/01/36 (b)(c)	200,000	217,849
Tacoma SD #10
ULT GO Bonds Series 2020B	4.00%	12/01/41 (b)(c)	145,000	147,724
Univ of Washington
RB Series 2012C	3.13%	07/01/42 (b)	100,000	87,358
Washington
GO Bonds Series 2018A	5.00%	08/01/42 (b)	25,000	26,115
GO Bonds Series 2020C	5.00%	02/01/35 (b)	165,000	183,310
GO Bonds Series 2020C	5.00%	02/01/36 (b)	125,000	138,222
GO Bonds Series 2020C	5.00%	02/01/40 (b)	160,000	174,390
GO Bonds Series 2020C	5.00%	02/01/41 (b)	150,000	162,613
GO Bonds Series 2020C	5.00%	02/01/42 (b)	200,000	216,404
GO Bonds Series 2021A	5.00%	08/01/41 (b)	100,000	109,187
GO Bonds Series 2021A	5.00%	08/01/44 (b)	95,000	102,873
GO Bonds Series 2021C	5.00%	02/01/41 (b)	50,000	54,786
GO Bonds Series 2022A	5.00%	08/01/37 (b)	30,000	33,760
GO Bonds Series 2022A	5.00%	08/01/40 (b)	155,000	172,104
GO Bonds Series 2022A	5.00%	08/01/44 (b)	150,000	163,865
GO Bonds Series 2022C	5.00%	02/01/46 (b)	30,000	32,827
GO Bonds Series 2023A	5.00%	08/01/31	100,000	115,297
GO Bonds Series 2023A	5.00%	08/01/41 (b)	135,000	151,114
GO Bonds Series 2023A	5.00%	08/01/47 (b)	250,000	274,520
GO Bonds Series 2023B	5.00%	02/01/46 (b)	65,000	71,795
GO Bonds Series 2023B	5.00%	02/01/47 (b)	85,000	93,649
GO Bonds Series 2024A	5.00%	08/01/35 (b)	25,000	29,282
GO Bonds Series 2024A	5.00%	08/01/44 (b)	250,000	278,963
GO Bonds Series 2024C	5.00%	02/01/38 (b)	30,000	34,875
GO Bonds Series 2024C	5.00%	02/01/49 (b)	35,000	38,737
GO Refunding Bonds Series R2015C	5.00%	07/01/28 (b)	50,000	50,259
GO Refunding Bonds Series R2015C	5.00%	07/01/30 (b)	80,000	80,386
GO Refunding Bonds Series R-2016B	5.00%	07/01/33 (b)	150,000	153,652
GO Refunding Bonds Series R2017A	5.00%	08/01/31 (b)	175,000	181,651

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series R2018C	5.00%	08/01/30 (b)	65,000	69,296
GO Refunding Bonds Series R2018C	5.00%	08/01/34 (b)	155,000	164,414
GO Refunding Bonds Series R-2018C	5.00%	08/01/29 (b)	250,000	267,371
GO Refunding Bonds Series R-2020C	5.00%	07/01/25	250,000	254,011
GO Refunding Bonds Series R2022C	5.00%	07/01/25	30,000	30,481
GO Refunding Bonds Series R2022C	4.00%	07/01/27	170,000	177,234
GO Refunding Bonds Series R2022C	4.00%	07/01/28	160,000	169,062
GO Refunding Bonds Series R2023A	5.00%	08/01/28	50,000	54,884
GO Refunding Bonds Series R2023A	5.00%	08/01/35 (b)	150,000	175,690
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	5.00%	07/01/25	200,000	203,209
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/28	130,000	137,363
Motor Vehicle Fuel Tax Go Refunding Bonds Series R2023B	5.00%	07/01/37 (b)	180,000	208,164
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2023B	5.00%	07/01/36 (b)	35,000	40,757
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2023B	5.00%	07/01/34 (b)	80,000	93,949
Motor Vehicle Fuel Tax Go Refunding Bonds Series R2024C	5.00%	08/01/31	125,000	144,122
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2024C	5.00%	08/01/38 (b)	90,000	104,986
Motor Vehicle Fuel Tax Refunding GO Bonds Series R2016C	5.00%	07/01/32 (b)	25,000	25,637
Washington Convention Center Public Facilities District
Lodging Tax Bonds Series 2018	4.00%	07/01/58 (b)	160,000	150,036
Lodging Tax Bonds Series 2018	5.00%	07/01/58 (b)	100,000	101,447
Sub Lodging Tax Bonds Series 2018	4.00%	07/01/58 (b)	50,000	44,932
				11,422,701
WEST VIRGINIA 0.1%
West Virginia Parkways Auth
Sr Lien RB Series 2021	5.00%	06/01/47 (b)	190,000	204,295
Sr Lien Turnpike Toll RB Series 2018	4.00%	06/01/47 (b)	150,000	148,711
				353,006
WISCONSIN 0.5%
Wisconsin
GO Refunding Bonds Series 2016-2	5.00%	11/01/25	210,000	215,530
GO Refunding Bonds Series 2017-1	5.00%	11/01/26	140,000	147,530
GO Refunding Bonds Series 2017-1	5.00%	11/01/27 (b)	100,000	106,743
GO Refunding Bonds Series 2017-2	5.00%	11/01/27 (b)	100,000	106,743
GO Refunding Bonds Series 20173	5.00%	11/01/31 (b)	125,000	132,242
GO Refunding Bonds Series 2023-2	5.00%	05/01/31	50,000	57,514
GO Refunding Bonds Series 2023-2	5.00%	05/01/33	140,000	165,659
GO Refunding Bonds Series 2023-2	5.00%	05/01/34 (b)	105,000	123,936
GO Refunding Bonds Series 2024-1	5.00%	05/01/32	100,000	116,676
Refunding Bonds Series 2019A	5.00%	05/01/27 (a)	200,000	212,970
Transportation RB Series 2017-1	5.00%	07/01/27	90,000	96,409
Transportation Refunding RB Series 2017-2	5.00%	07/01/30 (b)	100,000	106,274
Wisconsin Center District
Sr Tax RB Series 2020C	0.00%	12/15/50 (b)(c)(d)	800,000	246,196
Wisconsin Health & Educational Facilities Auth
RB (Medical College of Wisconsin) Series 2016	4.00%	12/01/46 (b)	75,000	73,387
				1,907,809

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WYOMING 0.0%
Campbell Solid Waste Facilities
RB Series 2019A	3.63%	07/15/39 (b)	200,000	189,378
Total Municipal Securities (Cost $390,151,444)				397,835,612
Total Investments in Securities (Cost $390,151,444)				397,835,612

(a)	Refunded bond.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
IDA —	Industrial development agency/authority
IRB —	Industrial revenue bond
ISD —	Independent school district
LT —	Limited tax
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$397,835,612	$—	$397,835,612
Total	$—	$397,835,612	$—	$397,835,612

[1]	As categorized in the Portfolio Holdings.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value.  The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2024, are disclosed in each fund’s Portfolio Holdings.
REG88394SEP24